UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22761

Investment Company Act file number

Stone Ridge Trust
(Exact name of registrant as specified in charter)

One Vanderbilt Avenue, 65th Floor

New York, New York 10017
(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

One Vanderbilt Avenue, 65th Floor

New York, New York 10017
(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)

Stone Ridge High Yield Reinsurance Risk Premium Fund
Class I | SHRIX
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “Fund”) for the period of  November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/shrix-shrmx. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment*
Class I	$85	1.67%
*	Annualized
1	Expenses are equal to the share class’s expense ratio of 1.67%, multiplied by the average account value over the period.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,441,589,252
Number of Holdings	373
Net Advisory Fee	$30,964,321
Portfolio Turnover	10.89%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Fund Portfolio Allocation By Year of Scheduled Maturity(1)	(%) of Net Assets
2026	15.0%
2027	22.3%
2028	25.2%
2029	17.9%
2030	6.0%
2031	1.8%
Not Applicable(2)	12.2%
Other(3)	-0.4%
(1) Maturity dates listed for reinsurance-linked securities such as event-linked bonds and participation notes.
(2) Preference shares and participation notes that do not have maturity dates.
(3) Cash, cash equivalents, short-term investments and other liabilities in excess of other assets.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/shrix-shrmx.
Stone Ridge High Yield Reinsurance Risk Premium Fund	PAGE 1	TSR-SAR-861728400

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
Stone Ridge High Yield Reinsurance Risk Premium Fund	PAGE 2	TSR-SAR-861728400

Stone Ridge High Yield Reinsurance Risk Premium Fund
Class M | SHRMX
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “Fund”) for the period of  November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/shrix-shrmx. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment*
Class M	$91	1.79%
*	Annualized
1	Expenses are equal to the share class’s expense ratio of 1.79%, multiplied by the average account value over the period.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,441,589,252
Number of Holdings	373
Net Advisory Fee	$30,964,321
Portfolio Turnover	10.89%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Fund Portfolio Allocation By Year of Scheduled Maturity(1)	(%) of Net Assets
2026	15.0%
2027	22.3%
2028	25.2%
2029	17.9%
2030	6.0%
2031	1.8%
Not Applicable(2)	12.2%
Other(3)	-0.4%
(1) Maturity dates listed for reinsurance-linked securities such as event-linked bonds and participation notes.
(2) Preference shares and participation notes that do not have maturity dates.
(3) Cash, cash equivalents, short-term investments and other liabilities in excess of other assets.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/shrix-shrmx.
Stone Ridge High Yield Reinsurance Risk Premium Fund	PAGE 1	TSR-SAR-861728509

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
Stone Ridge High Yield Reinsurance Risk Premium Fund	PAGE 2	TSR-SAR-861728509

Stone Ridge Diversified Alternatives Fund
Class I | SRDAX
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Stone Ridge Diversified Alternatives Fund (the “Fund”) for the period of  November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/srdax-srdbx. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment*
Class I	$91	1.79%
*	Annualized
1	Expenses are equal to the share class’s expense ratio of 1.79%, multiplied by the average account value over the period.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,182,003,640
Number of Holdings	7,520
Net Advisory Fee	$14,473,755
Portfolio Turnover	18.17%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Asset Type	(%) of Net Assets
Asset-Backed Securities	19.6%
Event Linked Bonds	31.7%
Investment Companies	3.0%
Participation Notes	1.5%
Preference Shares	5.4%
Purchased Options	0.3%
Short-Term Investments	33.1%
Whole Loans- Consumer Loans	1.2%
Whole Loans- Small Business Loans	0.6%
Whole Loans- Student Loans(1)	0.0%
Other(2)	3.6%
(1) Rounds to zero.
(2) Cash, cash equivalents and other assets in excess of liabilities.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/srdax-srdbx.
Stone Ridge Diversified Alternatives Fund	PAGE 1	TSR-SAR-861728624

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
Stone Ridge Diversified Alternatives Fund	PAGE 2	TSR-SAR-861728624

Stone Ridge Diversified Alternatives Fund
Class J | SRDBX
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Stone Ridge Diversified Alternatives Fund (the “Fund”) for the period of  November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/srdax-srdbx. You can also request this information by contacting us at 1-855-609-3680.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment*
Class J	$106	2.09%
*	Annualized
1	Expenses are equal to the share class’s expense ratio of 2.09%, multiplied by the average account value over the period.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,182,003,640
Number of Holdings	7,520
Net Advisory Fee	$14,473,755
Portfolio Turnover	18.17%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Asset Type	(%) of Net Assets
Asset-Backed Securities	19.6%
Event Linked Bonds	31.7%
Investment Companies	3.0%
Participation Notes	1.5%
Preference Shares	5.4%
Purchased Options	0.3%
Short-Term Investments	33.1%
Whole Loans- Consumer Loans	1.2%
Whole Loans- Small Business Loans	0.6%
Whole Loans- Student Loans(1)	0.0%
Other(2)	3.6%
(1) Rounds to zero.
(2) Cash, cash equivalents and other assets in excess of liabilities.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code shown above or visit https://www.stoneridgefunds.com/fund/srdax-srdbx.
Stone Ridge Diversified Alternatives Fund	PAGE 1	TSR-SAR-861728616

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Stone Ridge Asset Management LLC documents not be householded, please contact Stone Ridge Asset Management LLC at 1-855-609-3680, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Stone Ridge Asset Management LLC or your financial intermediary.
Stone Ridge Diversified Alternatives Fund	PAGE 2	TSR-SAR-861728616

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)
Semi-Annual Report
April 30, 2026
Unaudited

Stone Ridge High Yield Reinsurance Risk Premium Fund
Stone Ridge Diversified Alternatives Fund

Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

		Par	Value
EVENT LINKED BONDS - 87.5% (a)
Canada - 0.3%
Multiperil - 0.3%
MMIFS Re 2025-1 Class A, 5.20% (CORRA + 2.90%), 01/10/2028 (Acquired 1/8/2025, Cost $8,426,908) (b)(c)(d)	CAD	12,120,000	$8,919,467
MMIFS Re 2026-1 Class A, 8.97% (CORRA + 6.67%), 01/08/2029 (Acquired 1/2/2026, Cost $6,316,671) (b)(c)(d)		8,675,000	6,353,215
			15,272,682
Chile - 0.1%
Earthquake - 0.1%
Maschpark Re 2024-1 Class A, 7.01% (Treasury Money Market Fund + 3.50%), 01/10/2028 (Acquired 11/26/2024, Cost $2,412,000) (b)(c)(d)(e)		$2,412,000	2,455,898
Europe - 1.7%
Earthquake - 0.4%
Azzurro Re II DAC 2024-1 Class A, 8.49% (3 Month EURIBOR + 6.25%), 04/20/2028 (Acquired 3/21/2024, Cost $8,067,440) (b)(c)(d)	EUR	7,431,000	8,809,944
Lion Re DAC 2025-1 Class B, 8.20% (3 Month EURIBOR + 6.00%), 06/15/2029 (Acquired 5/22/2025, Cost $6,276,505) (b)(c)(d)		5,565,000	6,583,634
			15,393,578
Multiperil - 0.5%
Hexagon IV Re 2025-1 Class A, 7.20% (3 Month EURIBOR + 4.96%), 01/22/2030 (Acquired 10/29/2025, Cost $9,541,706) (b)(c)(d)		8,226,000	9,702,749
King Max Re DAC, 7.93% (3 Month EURIBOR + 5.00%), 01/06/2027 (Acquired 12/8/2023, Cost $7,971,841) (b)(c)(d)		7,406,000	8,818,550
Taranis Re DAC 2023-1 Class A, 11.19% (3 Month EURIBOR + 8.99%), 01/21/2028 (Acquired 11/29/2023, Cost $2,616,072) (b)(c)(d)		2,384,000	2,895,221
			21,416,520
Terrorism - 0.2%
Baltic PCC 2026-1 Class A, 9.16% (3 Month U.S. Treasury Bill Rate + 5.50%), 04/06/2029 (Acquired 3/23/2026, Cost $10,002,821) (b)(c)(d)	GBP	7,447,000	10,133,489
Windstorm - 0.6%
Blue Sky Re DAC 2023-1, 8.33% (3 Month EURIBOR + 6.16%), 01/26/2027 (Acquired 12/11/2023, Cost $3,664,234) (b)(c)(d)	EUR	3,404,000	4,111,775
Eiffel Re 2023-1 Class A, 5.82% (3 Month EURIBOR + 3.58%), 01/19/2027 (Acquired 6/22/2023, Cost $9,324,801) (b)(c)(d)		8,510,000	10,132,118
Hexagon IV Re 2023-1 Class A, 10.67% (3 Month EURIBOR + 8.43%), 01/21/2028 (Acquired 11/7/2023, Cost $7,148,892) (b)(c)(d)		6,684,000	8,224,778
Orange Capital Re 2023-1 Class A, 10.43% (3 Month EURIBOR + 8.33%), 01/08/2027 (Acquired 11/17/2023, Cost $2,134,785) (b)(c)(d)(g)		1,957,000	2,361,267
Quercus Re DAC, 10.15% (3 Month EURIBOR + 8.00%), 07/08/2027 (Acquired 7/15/2024, Cost $2,926,239) (b)(c)(d)		2,685,000	3,220,903
			28,050,841
			74,994,428
France - 0.1%
Terrorism - 0.1%
Athena I Re DAC, 7.45% (3 Month EURIBOR + 5.25%), 01/21/2028 (Acquired 11/21/2024, Cost $2,297,116) (b)(c)(d)		2,192,000	2,584,741
Global - 4.5%
Cyber - 1.0%
East Lane Re VII 2026-1 Class A, 12.05% (Treasury Money Market Fund + 8.50%), 03/31/2028 (Acquired 12/22/2025, Cost $8,250,000) (b)(c)(d)		$8,250,000	8,248,350
PoleStar Re 2024-3 Class A, 14.14% (Treasury Money Market Fund + 10.59%), 01/07/2028 (Acquired 9/19/2024, Cost $18,736,000) (b)(c)(d)(e)		18,736,000	19,558,511

The accompanying notes are an integral part of the schedule of investments.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	1

Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	Par	Value
Cyber - 1.0% (continued)
PoleStar Re 2026-1 Class A, 10.55% (Treasury Money Market Fund + 7.00%), 01/08/2029 (Acquired 12/5/2025, Cost $8,834,000) (b)(c)(d)	$8,834,000	$8,837,533
PoleStar Re 2026-1 Class B, 12.55% (Treasury Money Market Fund + 9.00%), 01/08/2029 (Acquired 12/5/2025, Cost $6,099,000) (b)(c)(d)	6,099,000	6,156,026
PoleStar Re 2026-1 Class C, 14.05% (Treasury Money Market Fund + 10.50%), 01/08/2029 (Acquired 12/5/2025, Cost $2,734,000) (b)(c)(d)	2,734,000	2,734,683
		45,535,103
Earthquake - 0.3%
3264 Re 2025-1 Class B, 6.51% (Treasury Money Market Fund + 3.00%), 02/07/2028 (Acquired 1/24/2025, Cost $6,730,000) (b)(c)(d)	6,730,000	6,764,660
Ashera Re 2024-1 Class A, 8.75% (Treasury Money Market Fund + 5.24%), 04/07/2027 (Acquired 3/21/2024, Cost $5,986,000) (b)(c)(d)	5,986,000	6,025,208
Liongate Re DAC, 7.24% (SOFR + 3.57%), 04/25/2028 (Acquired 5/14/2025, Cost $2,532,000) (b)(c)(d)	2,532,000	2,543,647
		15,333,515
Multiperil - 3.2%
3264 Re 2025-1 Class A, 24.76% (Treasury Money Market Fund + 21.25%), 02/07/2028 (Acquired 1/24/2025, Cost $6,730,000) (b)(c)(d)	6,730,000	6,957,138
Aragonite Re 2024-1 Class A, 8.96% (Treasury Money Market Fund + 5.45%), 04/07/2027 (Acquired 3/25/2024, Cost $7,442,000) (b)(c)(d)	7,442,000	7,567,026
Atlas Capital DAC 2023-1 Class A, 11.24% (SOFR + 7.57%), 06/05/2026 (Acquired 7/6/2023, Cost $1,000,421) (b)(c)(d)	1,000,000	1,006,200
Atlas Capital DAC 2024-1 Class A, 15.89% (SOFR + 12.22%), 06/08/2027 (Acquired 1/16/2025, Cost $1,845,820) (b)(c)(d)	1,733,000	1,855,783
Bridge Street Re 2025-2 Class A, 11.30% (Treasury Money Market Fund + 7.75%), 01/08/2029 (Acquired 12/22/2025, Cost $20,035,000) (b)(c)(d)	20,035,000	20,010,958
Claveau Re 2021-1 Class A, 3.65% (Treasury Money Market Fund + 0.10%), 07/08/2028 (Acquired 7/1/2021 - 4/9/2025, Cost $2,697,431) (b)(c)(d)(h)	2,697,431	—
Fuchsia 3 2025-1 Class A, 6.78% (Treasury Money Market Fund + 3.25%), 04/06/2029 (Acquired 12/12/2025, Cost $2,526,000) (b)(c)(d)	2,526,000	2,505,792
Galileo Re 2025-1 Class B, 8.55% (Treasury Money Market Fund + 5.00%), 01/08/2030 (Acquired 12/8/2025, Cost $500,000) (b)(c)(d)	500,000	492,450
Herbie Re 2025-1 Class A, 34.55% (Treasury Money Market Fund + 31.00%), 06/07/2027 (Acquired 5/27/2025, Cost $3,579,000) (b)(c)(d)	3,579,000	3,858,161
Hypatia Re 2026-1 Class A, 8.52% (Treasury Money Market Fund + 5.00%), 05/14/2029 (Acquired 4/30/2026, Cost $10,995,000) (b)(c)(d)	10,995,000	10,995,000
Kendall Re 2024-1 Class A, 9.76% (Treasury Money Market Fund + 6.25%), 04/30/2027 (Acquired 4/22/2024 - 3/17/2025, Cost $15,632,933) (b)(c)(d)(e)	15,529,000	15,827,934
Kilimanjaro II Re 2025-1 Class B-1, 9.76% (Treasury Money Market Fund + 6.25%), 07/09/2029 (Acquired 6/23/2025, Cost $1,000,000) (b)(c)(d)	1,000,000	1,031,650
Kilimanjaro II Re 2025-1 Class C-1, 7.51% (Treasury Money Market Fund + 4.00%), 07/09/2029 (Acquired 6/23/2025, Cost $1,684,000) (b)(c)(d)	1,684,000	1,716,501
Kilimanjaro II Re 2025-2 Class B-2, 9.76% (Treasury Money Market Fund + 6.25%), 07/08/2030 (Acquired 6/23/2025, Cost $1,000,000) (b)(c)(d)	1,000,000	1,041,450
Kilimanjaro II Re 2025-2 Class C-2, 7.51% (Treasury Money Market Fund + 4.00%), 07/08/2030 (Acquired 6/23/2025, Cost $1,684,000) (b)(c)(d)	1,684,000	1,720,711
Matterhorn Re 2025-1 Class A, 10.55% (Treasury Money Market Fund + 7.00%), 02/04/2028 (Acquired 1/24/2025, Cost $3,875,000) (b)(c)(d)(e)	3,875,000	3,866,865
Matterhorn Re 2025-1 Class B, 15.94% (Treasury Money Market Fund + 12.39%), 02/04/2028 (Acquired 1/24/2025, Cost $5,914,000) (b)(c)(d)	5,914,000	5,884,429
Matterhorn Re Argon 2022-1 Class A, 10.93% (SOFR + 7.25%), 01/25/2027 (Acquired 3/31/2022, Cost $1,000,000) (b)(c)(d)(e)	1,000,000	1,004,125
Montoya Re 2025-1 Class A, 9.27% (Treasury Money Market Fund + 5.75%), 04/07/2028 (Acquired 1/23/2025, Cost $1,735,000) (b)(c)(d)	1,735,000	1,731,530

The accompanying notes are an integral part of the schedule of investments.	(Continued)

2	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

		Par	Value
Multiperil - 3.2% (continued)
Northshore Re II 2025-1 Class A, 8.55% (Treasury Money Market Fund + 5.00%), 04/07/2028 (Acquired 3/14/2025, Cost $12,460,000) (b)(c)(d)		$12,460,000	$12,488,035
Ocelot Re 2025-1 Class A, 8.05% (Treasury Money Market Fund + 4.50%), 02/26/2029 (Acquired 2/14/2025, Cost $19,116,000) (b)(c)(d)		19,116,000	19,455,309
Ocelot Re 2025-1 Class B, 9.80% (Treasury Money Market Fund + 6.25%), 02/26/2029 (Acquired 2/14/2025, Cost $2,812,000) (b)(c)(d)		2,812,000	2,889,189
Photon Re 2026-1 Class A, 11.55% (Treasury Money Market Fund + 8.00%), 03/07/2030 (Acquired 2/20/2026, Cost $1,465,000) (b)(c)(d)		1,465,000	1,457,529
Titania Re 2025-1 Class B, 19.76% (Treasury Money Market Fund + 16.25%), 07/09/2029 (Acquired 6/25/2025, Cost $2,107,000) (b)(c)(d)		2,107,000	2,196,231
Turicum Re 2026-1 A, 19.30% (Treasury Money Market Fund + 15.75%), 04/09/2029 (Acquired 4/8/2026, Cost $6,655,000) (b)(c)(d)		6,655,000	6,644,019
Wrigley Re 2023-1 Class A, 9.74% (Treasury Money Market Fund + 6.23%), 08/07/2026 (Acquired 7/14/2023 - 3/20/2024, Cost $5,605,541) (b)(c)(d)		5,603,000	5,632,416
			139,836,431
			200,705,049
Great Britain - 0.8%
Flood - 0.4%
Vision 2039 2025-1 Class A, 9.41% (3 Month U.S. Treasury Bill Rate + 5.75%), 04/06/2028 (Acquired 3/10/2025, Cost $17,881,153) (b)(c)(d)	GBP	13,884,000	18,914,350
Terrorism - 0.4%
Baltic PCC 2025-1 Class A, 9.56% (3 Month U.S. Treasury Bill Rate + 5.90%), 04/06/2028 (Acquired 3/24/2025 - 2/25/2026, Cost $17,291,732) (b)(c)(d)		13,104,000	17,831,240
			36,745,590
Israel - 0.2%
Earthquake - 0.2%
Turris Re 2025-1 Class A, 5.95% (Treasury Money Market Fund + 2.40%), 01/08/2029 (Acquired 11/28/2025, Cost $9,504,000) (b)(c)(d)		$9,504,000	9,517,306
Japan - 1.8%
Earthquake - 1.3%
Kizuna Re III 2024-1 Class A, 6.40% (3 Month U.S. Treasury Bill Rate + 2.75%), 04/09/2029 (Acquired 3/13/2024, Cost $3,081,000) (b)(c)(d)(e)		3,081,000	3,125,366
Kizuna Re III 2026-1 Class A, 6.16% (3 Month U.S. Treasury Bill Rate + 2.50%), 04/09/2031 (Acquired 3/16/2026, Cost $9,205,000) (b)(c)(d)		9,205,000	9,197,636
Nakama Re 2023-1 Class 2, 7.50% (Month Term SOFR + 4.00%), 05/09/2028 (Acquired 4/14/2023, Cost $6,781,000) (b)(c)(d)(e)		6,781,000	6,959,679
Nakama Re 2025-1 Class 1, 5.76% (3 Month U.S. Treasury Bill Rate + 2.10%), 04/23/2030 (Acquired 4/11/2025, Cost $3,650,000) (b)(c)(d)(e)		3,650,000	3,661,863
Nakama Re 2026-1 Class 1, 5.76% (3 Month U.S. Treasury Bill Rate + 2.10%), 04/09/2031 (Acquired 3/31/2026, Cost $2,084,000) (b)(c)(d)		2,084,000	2,082,437
Nakama Re Pte. 2021-1 Class 1, 5.58% (Treasury Money Market Fund + 2.05%), 10/13/2026 (Acquired 9/22/2021 - 2/8/2024, Cost $22,821,430) (b)(c)(d)(e)		22,838,000	22,786,615
Nakama Re Pte. 2021-1 Class 2, 6.28% (Treasury Money Market Fund + 2.75%), 10/13/2026 (Acquired 9/22/2021 - 1/26/2024, Cost $9,750,805) (b)(c)(d)(e)		9,754,000	9,769,606
			57,583,202
Multiperil - 0.5%
Black Kite Re 2025-1 Class A, 11.51% (Treasury Money Market Fund + 8.00%), 05/08/2028 (Acquired 4/24/2025, Cost $3,234,000) (b)(c)(d)(e)		3,234,000	3,251,302
Sakura Re 2025-1 Class A, 6.30% (Treasury Money Market Fund + 2.75%), 04/05/2029 (Acquired 3/21/2025, Cost $1,500,000) (b)(c)(d)(e)		1,500,000	1,499,700

The accompanying notes are an integral part of the schedule of investments.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	3

Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

		Par	Value
Multiperil - 0.5% (continued)
Tomoni Re Pte 2024-1 Class A, 6.80% (Treasury Money Market Fund + 3.25%), 04/05/2028 (Acquired 3/25/2024, Cost $8,062,000) (b)(c)(d)		$8,062,000	$8,060,387
Tomoni Re Pte 2024-1 Class B, 7.55% (Treasury Money Market Fund + 4.00%), 04/05/2028 (Acquired 3/25/2024, Cost $9,729,000) (b)(c)(d)		9,729,000	9,822,885
			22,634,274
			80,217,476
Mexico - 1.2%
Earthquake - 0.7%
IBRD CAR 132 Class A, 7.88% (SOFR + 4.22%), 04/24/2028 (Acquired 4/3/2024, Cost $20,958,000) (b)(c)(d)		20,958,000	21,340,483
IBRD CAR 133 Class B, 14.88% (SOFR + 11.22%), 04/24/2028 (Acquired 4/3/2024, Cost $7,616,000) (b)(c)(d)		7,616,000	7,687,210
			29,027,693
Windstorm - 0.5%
IBRD CAR 134 Class C, 17.38% (SOFR + 13.72%), 04/24/2028 (Acquired 4/3/2024, Cost $15,817,000) (b)(c)(d)		15,817,000	16,374,549
IBRD CAR 135 Class D, 15.88% (SOFR + 12.22%), 04/24/2028 (Acquired 5/1/2024, Cost $7,236,000) (b)(c)(d)		7,236,000	7,705,255
			24,079,804
			53,107,497
New Zealand - 0.2%
Multiperil - 0.2%
Totara Re Pte. 2023-1, 13.39%, 06/08/2027 (Acquired 5/24/2023, Cost $10,087,660) (b)(c)(d)	NZD	16,525,000	9,993,039
Tajikistan - 0.1%
Multiperil - 0.1%
Asian Development Bank Tajikistan Disaster Relief Notes, 9.62% (Compounded SOFR + 6.00%), 05/30/2029 (Acquired 4/23/2026, Cost $3,727,000) (b)(c)(d)		$3,727,000	3,727,000
United States - 76.5%
Brushfire - 1.9%
Golden Bear Re 2026-1 Class A, 13.30% (Treasury Money Market Fund + 9.75%), 01/08/2029 (Acquired 12/10/2025, Cost $53,942,000) (b)(c)(d)		53,942,000	54,794,284
Golden Bear Re 2026-2 Class A, 13.16% (3 Month U.S. Treasury Bill Rate + 9.50%), 03/07/2029 (Acquired 2/23/2026, Cost $29,079,000) (b)(c)(d)		29,079,000	29,131,342
			83,925,626
Earthquake - 10.9%
Acorn Re 2023-1 Class A, 7.87% (Treasury Money Market Fund + 4.35%), 11/06/2026 (Acquired 6/22/2023 - 9/12/2023, Cost $10,618,571) (b)(c)(d)(e)		10,616,000	10,725,345
Acorn Re 2024-1 Class A, 6.62% (Treasury Money Market Fund + 3.10%), 11/05/2027 (Acquired 10/25/2024, Cost $12,029,000) (b)(c)(d)		12,029,000	12,195,000
Herbie Re 2022-1 Class A, 17.05% (Treasury Money Market Fund + 13.50%), 01/08/2027 (Acquired 11/18/2022, Cost $2,306,000) (b)(c)(d)		2,306,000	2,384,865
Herbie Re 2026-1 Class A, 7.77% (Treasury Money Market Fund + 4.25%), 01/07/2030 (Acquired 1/16/2026, Cost $2,523,000) (b)(c)(d)		2,523,000	2,523,631
Logistics Re 2024-1 Class A, 9.51% (Treasury Money Market Fund + 6.00%), 12/21/2027 (Acquired 10/22/2024, Cost $1,750,000) (b)(c)(d)		1,750,000	1,782,725
Sutter Re 2023-1 Class B, 10.26% (Treasury Money Market Fund + 6.75%), 06/19/2026 (Acquired 6/6/2023 - 3/25/2026, Cost $23,727,632) (b)(c)(d)(e)		23,703,000	23,755,146
Sutter Re 2023-1 Class E, 13.26% (Treasury Money Market Fund + 9.75%), 06/19/2026 (Acquired 6/6/2023 - 4/28/2026, Cost $28,740,284) (b)(c)(d)		28,683,000	28,740,366
Torrey Pines Re 2023-1 Class A, 8.86% (Treasury Money Market Fund + 5.31%), 06/05/2026 (Acquired 5/18/2023, Cost $8,393,000) (b)(c)(d)		8,393,000	8,406,429

The accompanying notes are an integral part of the schedule of investments.	(Continued)

4	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	Par	Value
Earthquake - 10.9% (continued)
Torrey Pines Re 2024-1 Class A, 9.59% (Treasury Money Market Fund + 6.04%), 06/07/2027 (Acquired 5/17/2024, Cost $22,534,000) (b)(c)(d)	$22,534,000	$23,270,862
Torrey Pines Re 2024-1 Class B, 10.66% (Treasury Money Market Fund + 7.11%), 06/07/2027 (Acquired 5/17/2024, Cost $15,291,000) (b)(c)(d)	15,291,000	15,763,492
Torrey Pines Re 2024-1 Class C, 12.93% (Treasury Money Market Fund + 9.38%), 06/05/2026 (Acquired 5/17/2024 - 3/26/2026, Cost $12,656,706) (b)(c)(d)	12,638,000	12,689,816
Torrey Pines Re 2025-1 Class A, 7.30% (Treasury Money Market Fund + 3.75%), 06/07/2028 (Acquired 4/25/2025, Cost $12,288,000) (b)(c)(d)	12,288,000	12,524,544
Torrey Pines Re 2025-1 Class B, 8.05% (Treasury Money Market Fund + 4.50%), 06/07/2028 (Acquired 4/25/2025 - 2/4/2026, Cost $18,785,797) (b)(c)(d)(e)	18,692,000	18,998,549
Torrey Pines Re 2025-1 Class C, 10.05% (Treasury Money Market Fund + 6.50%), 06/07/2028 (Acquired 4/25/2025 - 2/9/2026, Cost $17,857,299) (b)(c)(d)(e)	17,715,000	18,182,676
Torrey Pines Re 2026-1 Class A, 6.66% (Treasury Money Market Fund + 3.00%), 06/07/2029 (Acquired 4/30/2026, Cost $12,566,000) (b)(c)(d)	12,566,000	12,566,000
Torrey Pines Re 2026-1 Class B, 7.41% (Treasury Money Market Fund + 3.75%), 06/07/2029 (Acquired 4/30/2026, Cost $7,854,000) (b)(c)(d)	7,854,000	7,854,000
Torrey Pines Re 2026-1 Class C, 9.66% (Treasury Money Market Fund + 6.00%), 06/07/2029 (Acquired 4/30/2026, Cost $6,283,000) (b)(c)(d)	6,283,000	6,283,000
Ursa Re 2023-2 Class E, 12.80% (Treasury Money Market Fund + 9.25%), 12/07/2026 (Acquired 10/10/2023, Cost $21,145,000) (b)(c)(d)	21,145,000	21,617,591
Ursa Re 2023-3 Class AA, 9.02% (Treasury Money Market Fund + 5.50%), 12/07/2026 (Acquired 12/1/2023 - 1/19/2024, Cost $21,552,093) (b)(c)(d)	21,549,000	21,850,686
Ursa Re 2023-3 Class D, 12.27% (Treasury Money Market Fund + 8.75%), 12/07/2026 (Acquired 12/1/2023 - 3/5/2026, Cost $32,751,527) (b)(c)(d)	32,573,000	33,327,065
Ursa Re 2025-1 Class F, 11.01% (Treasury Money Market Fund + 7.50%), 02/22/2028 (Acquired 2/10/2025, Cost $32,693,000) (b)(c)(d)	32,693,000	33,160,510
Ursa Re II 2025-1 Class G, 12.55% (Treasury Money Market Fund + 9.00%), 06/07/2028 (Acquired 6/6/2025, Cost $42,161,000) (b)(c)(d)	42,161,000	43,115,946
Ursa Re II 2025-2 Class E, 8.52% (Treasury Money Market Fund + 5.00%), 12/07/2029 (Acquired 11/18/2025, Cost $10,176,000) (b)(c)(d)	10,176,000	10,133,261
Ursa Re II 2025-2 Class FG, 11.27% (Treasury Money Market Fund + 7.75%), 06/07/2028 (Acquired 11/18/2025, Cost $23,320,000) (b)(c)(d)	23,320,000	23,466,916
Veraison Re 2024-1 Class A, 8.25% (Treasury Money Market Fund + 4.74%), 03/08/2027 (Acquired 1/30/2024 - 2/3/2025, Cost $14,230,374) (b)(c)(d)(e)	14,142,000	14,347,059
Veraison Re 2025-1 Class A, 7.01% (Treasury Money Market Fund + 3.50%), 03/08/2028 (Acquired 1/30/2025 - 3/6/2025, Cost $26,769,000) (b)(c)(d)(e)	26,769,000	26,905,522
Veraison Re 2025-1 Class B, 8.51% (Treasury Money Market Fund + 5.00%), 03/08/2028 (Acquired 1/30/2025, Cost $11,170,000) (b)(c)(d)	11,170,000	11,268,296
Veraison Re 2026-1 Class A, 6.41% (Treasury Money Market Fund + 2.90%), 03/08/2029 (Acquired 1/30/2026, Cost $2,918,000) (b)(c)(d)	2,918,000	2,925,295
Veraison Re 2026-1 Class B, 7.66% (Treasury Money Market Fund + 4.15%), 03/08/2029 (Acquired 1/30/2026, Cost $8,026,000) (b)(c)(d)	8,026,000	8,022,388
Wrigley Re 2023-1 Class B, 10.21% (Treasury Money Market Fund + 6.70%), 08/07/2026 (Acquired 7/14/2023 - 2/9/2026, Cost $13,983,309) (b)(c)(d)	13,968,000	14,083,236
		482,870,217
Fire - 0.2%
Greengrove Re 2025-1 Class A, 11.27% (Treasury Money Market Fund + 7.75%), 04/07/2028 (Acquired 3/19/2025, Cost $5,887,000) (b)(c)(d)	5,887,000	6,038,885
Luca Re 2025-1 Class A, 10.80% (Treasury Money Market Fund + 7.25%), 07/22/2028 (Acquired 7/1/2025, Cost $2,319,000) (b)(c)(d)	2,319,000	2,363,061
		8,401,946
Flood - 1.3%
FloodSmart Re 2022-1 Class B, 4.01% (Treasury Money Market Fund + 0.50%), 02/26/2029 (Acquired 10/24/2023, Cost $1,660,912) (b)(c)(d)(h)	1,660,912	1,187,552

The accompanying notes are an integral part of the schedule of investments.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	5

Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	Par	Value
Flood - 1.3% (continued)
FloodSmart Re 2023-1 Class B, 25.91% (Treasury Money Market Fund + 22.40%), 03/11/2030 (Acquired 2/24/2023, Cost $2,121,600) (b)(c)(d)(h)	$2,121,600	$265,200
FloodSmart Re 2024-1 Class A, 17.87% (Treasury Money Market Fund + 14.36%), 03/12/2027 (Acquired 2/29/2024 - 11/25/2025, Cost $43,416,111) (b)(c)(d)	43,370,000	45,178,529
FloodSmart Re 2024-1 Class B, 21.14% (Treasury Money Market Fund + 17.63%), 03/12/2027 (Acquired 2/29/2024 - 7/17/2024, Cost $10,717,182) (b)(c)(d)(e)	10,727,000	10,692,137
		57,323,418
Mortality/Longevity/Disease - 0.9%
Vitality Re XIV 2023 Class A, 7.01% (Treasury Money Market Fund + 3.50%), 01/05/2027 (Acquired 3/7/2024 - 3/14/2024, Cost $7,451,648) (b)(c)(d)(e)	7,417,000	7,490,428
Vitality Re XIV 2023 Class B, 8.01% (Treasury Money Market Fund + 4.50%), 01/05/2027 (Acquired 1/25/2023, Cost $2,416,000) (b)(c)(d)(e)	2,416,000	2,434,120
Vitality Re XV 2024 Class A, 6.01% (Treasury Money Market Fund + 2.50%), 01/07/2028 (Acquired 1/22/2024, Cost $3,822,000) (b)(c)(d)(e)	3,822,000	3,852,194
Vitality Re XV 2024 Class B, 7.01% (Treasury Money Market Fund + 3.50%), 01/07/2028 (Acquired 1/22/2024 - 2/19/2026, Cost $6,909,605) (b)(c)(d)(e)	6,898,000	6,959,392
Vitality Re XVI 2025 Class A, 5.27% (Treasury Money Market Fund + 1.75%), 01/08/2029 (Acquired 1/23/2025, Cost $4,893,000) (b)(c)(d)(e)	4,893,000	4,867,801
Vitality Re XVI 2025 Class B, 5.77% (Treasury Money Market Fund + 2.25%), 01/08/2029 (Acquired 1/23/2025, Cost $1,750,000) (b)(c)(d)(e)	1,750,000	1,738,013
Vitality Re XVI 2025 Class C, 7.27% (Treasury Money Market Fund + 3.75%), 01/08/2029 (Acquired 1/23/2025, Cost $2,385,000) (b)(c)(d)(e)	2,385,000	2,370,451
Vitality Re XVII 2026 Class A, 5.51% (Treasury Money Market Fund + 2.00%), 01/08/2030 (Acquired 1/22/2026, Cost $3,330,000) (b)(c)(d)	3,330,000	3,327,669
Vitality Re XVII 2026 Class B, 5.91% (Treasury Money Market Fund + 2.40%), 01/08/2030 (Acquired 1/22/2026, Cost $3,324,000) (b)(c)(d)	3,324,000	3,307,879
Vitality Re XVII 2026 Class C, 7.51% (Treasury Money Market Fund + 4.00%), 01/08/2030 (Acquired 1/22/2026, Cost $2,081,000) (b)(c)(d)	2,081,000	2,079,439
		38,427,386
Multiperil - 27.6%
Aquila Re I 2023-1 Class A-1, 8.86% (Treasury Money Market Fund + 5.34%), 06/08/2026 (Acquired 5/10/2023 - 9/11/2023, Cost $3,485,709) (b)(c)(d)	3,485,000	3,493,712
Aquila Re I 2023-1 Class B-1, 10.78% (Treasury Money Market Fund + 7.26%), 06/08/2026 (Acquired 5/10/2023 - 4/27/2026, Cost $12,834,989) (b)(c)(d)	12,824,000	12,879,143
Aquila Re I 2023-1 Class C-1, 12.35% (Treasury Money Market Fund + 8.83%), 06/08/2026 (Acquired 5/10/2023 - 2/24/2025, Cost $14,930,097) (b)(c)(d)	14,903,000	14,995,399
Aquila Re I 2024-1 Class A-1, 8.94% (Treasury Money Market Fund + 5.39%), 06/07/2027 (Acquired 4/26/2024, Cost $5,778,000) (b)(c)(d)	5,778,000	5,899,338
Aquila Re I 2024-1 Class B-1, 11.90% (Treasury Money Market Fund + 8.35%), 06/07/2027 (Acquired 4/26/2024 - 2/24/2025, Cost $7,048,399) (b)(c)(d)	6,972,000	7,220,552
Armor Re II 2026-1 Class A, 8.66% (3 Month U.S. Treasury Bill Rate + 5.00%), 06/07/2029 (Acquired 4/22/2026, Cost $6,276,000) (b)(c)(d)	6,276,000	6,276,000
Armor Re II 2026-1 Class B, 18.41% (3 Month U.S. Treasury Bill Rate + 14.75%), 06/07/2029 (Acquired 4/22/2026, Cost $6,865,000) (b)(c)(d)	6,865,000	6,865,000
Baldwin Re 2023-1 Class A, 8.60% (Treasury Money Market Fund + 5.05%), 07/07/2027 (Acquired 6/21/2023, Cost $3,631,000) (b)(c)(d)	3,631,000	3,708,340
Baldwin Re 2025-1 Class A, 7.30% (Treasury Money Market Fund + 3.75%), 07/09/2029 (Acquired 6/16/2025, Cost $13,925,000) (b)(c)(d)(e)	13,925,000	14,112,987
Bluebonnet Re 2025-2 Class A, 15.55% (Treasury Money Market Fund + 12.00%), 06/07/2027 (Acquired 5/8/2025, Cost $15,492,000) (b)(c)(d)	15,492,000	15,859,935
Bonanza Re 2024-1 Class B, 7.27% (Treasury Money Market Fund + 3.75%), 12/19/2027 (Acquired 12/16/2024, Cost $2,859,000) (b)(c)(d)	2,859,000	2,856,570
Bonanza Re 2024-1 Class C, 9.02% (Treasury Money Market Fund + 5.50%), 12/19/2027 (Acquired 12/16/2024, Cost $10,729,000) (b)(c)(d)(e)	10,729,000	10,776,208

The accompanying notes are an integral part of the schedule of investments.	(Continued)

6	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	Par	Value
Multiperil - 27.6% (continued)
Bonanza Re 2025-1 Class A, 3.52% (Treasury Money Market Fund + 0.00%), 01/08/2027 (Acquired 12/15/2025, Cost $2,628,020) (b)(c)(d)	$2,947,000	$2,559,764
Bridge Street Re 2025-1 Class A, 7.55% (Treasury Money Market Fund + 4.00%), 01/07/2028 (Acquired 12/24/2024, Cost $13,052,000) (b)(c)(d)	13,052,000	13,090,503
Commonwealth Re 2025-1 Class A, 7.30% (Treasury Money Market Fund + 3.75%), 07/10/2028 (Acquired 5/30/2025 - 3/3/2026, Cost $18,693,831) (b)(c)(d)	18,566,000	18,897,403
Easton Re 2024-1 Class A, 11.05% (Treasury Money Market Fund + 7.50%), 01/08/2027 (Acquired 2/26/2025, Cost $252,881) (b)(c)(d)	250,000	252,375
Finca Re 2025-1 Class A, 8.80% (Treasury Money Market Fund + 5.25%), 06/07/2028 (Acquired 6/4/2025 - 2/20/2026, Cost $7,684,052) (b)(c)(d)	7,598,000	7,705,132
Foundation Re 2023-1 Class A, 9.80% (Treasury Money Market Fund + 6.25%), 01/08/2027 (Acquired 12/19/2023, Cost $9,848,000) (b)(c)(d)	9,848,000	9,999,659
Foundation Re 2026-1 Class A, 7.05% (Treasury Money Market Fund + 3.50%), 01/07/2030 (Acquired 12/4/2025, Cost $21,021,000) (b)(c)(d)	21,021,000	21,064,093
Four Lakes Re 2023-1 Class A, 9.07% (Treasury Money Market Fund + 5.80%), 01/07/2027 (Acquired 12/8/2023, Cost $3,003,000) (b)(c)(d)	3,003,000	3,019,066
Four Lakes Re 2024-1 Class A, 9.05% (Treasury Money Market Fund + 5.50%), 01/07/2028 (Acquired 12/11/2024 - 3/25/2026, Cost $15,649,079) (b)(c)(d)	15,563,000	15,836,131
Four Lakes Re 2024-1 Class B, 11.80% (Treasury Money Market Fund + 8.25%), 01/07/2028 (Acquired 12/11/2024, Cost $4,756,000) (b)(c)(d)	4,756,000	4,771,219
Four Lakes Re 2025-1 Class A, 6.80% (Treasury Money Market Fund + 3.25%), 01/08/2029 (Acquired 12/11/2025, Cost $1,473,000) (b)(c)(d)	1,473,000	1,470,349
Four Lakes Re 2025-1 Class B, 9.55% (Treasury Money Market Fund + 6.00%), 01/08/2029 (Acquired 12/11/2025, Cost $2,104,000) (b)(c)(d)	2,104,000	2,080,120
Fuchsia 2 2024-1 Class A, 8.67% (Treasury Money Market Fund + 5.14%), 04/06/2028 (Acquired 12/18/2024, Cost $17,684,000) (b)(c)(d)	17,684,000	18,034,143
Fuchsia 2023-1 Class A, 13.82% (Treasury Money Market Fund + 10.29%), 04/06/2027 (Acquired 12/14/2023, Cost $7,799,000) (b)(c)(d)	7,799,000	8,035,310
Galileo Re 2023-1 Class A, 10.51% (Treasury Money Market Fund + 7.00%), 01/07/2028 (Acquired 12/4/2023, Cost $11,633,000) (b)(c)(d)	11,633,000	11,985,480
Gateway Re 2026-1 Class A, 5.55% (Treasury Money Market Fund + 2.00%), 07/06/2029 (Acquired 2/3/2026, Cost $22,914,000) (b)(c)(d)	22,914,000	22,738,708
Gateway Re 2026-1 Class AA, 5.55% (Treasury Money Market Fund + 2.00%), 07/06/2029 (Acquired 2/3/2026, Cost $4,505,000) (b)(c)(d)	4,505,000	4,478,871
Gateway Re 2026-1 Class AAA-2, 5.55% (Treasury Money Market Fund + 2.00%), 07/06/2029 (Acquired 2/3/2026, Cost $7,638,000) (b)(c)(d)	7,638,000	7,598,282
Gateway Re 2026-2 Class A, 5.55% (Treasury Money Market Fund + 2.00%), 07/06/2029 (Acquired 2/23/2026, Cost $1,500,000) (b)(c)(d)	1,500,000	1,493,100
Gateway Re 2026-2 Class B, 5.55% (Treasury Money Market Fund + 2.00%), 07/06/2029 (Acquired 2/23/2026, Cost $12,574,000) (b)(c)(d)	12,574,000	12,484,096
Herbie Re 2024-2 Class A, 10.80% (Treasury Money Market Fund + 7.25%), 01/08/2029 (Acquired 12/17/2024, Cost $6,413,000) (b)(c)(d)	6,413,000	6,407,870
Herbie Re 2024-2 Class B, 14.30% (Treasury Money Market Fund + 10.75%), 01/08/2029 (Acquired 12/17/2024, Cost $6,413,000) (b)(c)(d)(e)	6,413,000	6,550,879
Herbie Re 2024-2 Class C, 26.55% (Treasury Money Market Fund + 23.00%), 01/08/2027 (Acquired 12/17/2024, Cost $5,586,000) (b)(c)(d)	5,586,000	5,505,841
High Point Re 2023-1 Class A, 9.19% (Treasury Money Market Fund + 5.64%), 01/06/2027 (Acquired 12/1/2023, Cost $22,886,000) (b)(c)(d)(e)(g)	22,886,000	23,078,242
Locke Tavern Re 2026-1 Class A, 6.80% (Treasury Money Market Fund + 3.25%), 04/09/2029 (Acquired 3/5/2026, Cost $4,695,000) (b)(c)(d)	4,695,000	4,679,272
Locke Tavern Re 2026-1 Class B, 7.80% (Treasury Money Market Fund + 4.25%), 04/09/2029 (Acquired 3/5/2026, Cost $6,652,000) (b)(c)(d)	6,652,000	6,625,725
Long Point Re IV 2022-1 Class A, 7.80% (Treasury Money Market Fund + 4.25%), 06/01/2026 (Acquired 5/13/2022 - 4/21/2026, Cost $65,854,331) (b)(c)(d)(e)	65,842,000	65,815,663
Matterhorn Re 2026-1 Class B, 15.30% (Treasury Money Market Fund + 11.75%), 02/16/2029 (Acquired 2/4/2026, Cost $2,086,000) (b)(c)(d)	2,086,000	2,049,704

The accompanying notes are an integral part of the schedule of investments.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	7

Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	Par	Value
Multiperil - 27.6% (continued)
Merna Re II 2023-1 Class A, 11.89% (Treasury Money Market Fund + 8.38%), 07/07/2026 (Acquired 4/5/2023 - 1/15/2025, Cost $10,098,972) (b)(c)(d)	$10,084,000	$10,151,059
Merna Re II 2023-2 Class A, 13.98% (Treasury Money Market Fund + 10.47%), 07/07/2026 (Acquired 4/5/2023 - 6/3/2024, Cost $10,602,257) (b)(c)(d)	10,600,000	10,750,520
Merna Re II 2024-1 Class A, 10.98% (Treasury Money Market Fund + 7.47%), 07/07/2027 (Acquired 5/8/2024 - 2/10/2026, Cost $23,957,035) (b)(c)(d)	23,674,000	24,348,709
Merna Re II 2024-2 Class A, 12.26% (Treasury Money Market Fund + 8.75%), 07/07/2027 (Acquired 5/8/2024, Cost $20,332,000) (b)(c)(d)	20,332,000	20,858,599
Merna Re II 2024-3 Class A, 12.00% (Treasury Money Market Fund + 8.49%), 07/07/2027 (Acquired 5/8/2024 - 1/9/2025, Cost $34,876,591) (b)(c)(d)	34,846,000	35,757,223
Merna Re II 2025-3 Class A, 10.55% (Treasury Money Market Fund + 7.00%), 07/07/2028 (Acquired 5/14/2025, Cost $26,216,000) (b)(c)(d)	26,216,000	27,151,911
Merna Re II 2025-4 Class A, 11.30% (Treasury Money Market Fund + 7.75%), 07/07/2028 (Acquired 5/14/2025, Cost $27,010,000) (b)(c)(d)(e)	27,010,000	27,450,263
Mona Lisa Re 2024-1 Class A, 13.30% (Treasury Money Market Fund + 9.75%), 06/25/2027 (Acquired 1/23/2025 - 2/13/2025, Cost $9,107,007) (b)(c)(d)	8,658,000	9,054,536
Mona Lisa Re 2025-1 Class A, 11.55% (Treasury Money Market Fund + 8.00%), 01/08/2029 (Acquired 12/3/2024, Cost $8,733,000) (b)(c)(d)	8,733,000	8,818,147
Mona Lisa Re 2025-1 Class B, 14.05% (Treasury Money Market Fund + 10.50%), 01/07/2028 (Acquired 12/3/2024, Cost $9,129,000) (b)(c)(d)	9,129,000	9,148,627
Montoya Re 2025-2 Class A, 8.80% (Treasury Money Market Fund + 5.25%), 04/09/2030 (Acquired 12/12/2025, Cost $6,150,000) (b)(c)(d)	6,150,000	6,153,075
Mountain Re 2023-1 Class A, 10.26% (Treasury Money Market Fund + 6.74%), 06/05/2026 (Acquired 5/24/2023 - 3/5/2024, Cost $7,808,852) (b)(c)(d)	7,804,000	7,835,216
Mystic Re IV 2025-1 Class A, 8.41% (Treasury Money Market Fund + 4.90%), 01/10/2028 (Acquired 12/17/2024, Cost $6,206,000) (b)(c)(d)(e)	6,206,000	6,217,481
Mystic Re IV 2025-1 Class B, 13.17% (Treasury Money Market Fund + 9.66%), 01/10/2028 (Acquired 12/17/2024 - 2/11/2026, Cost $7,342,654) (b)(c)(d)	7,275,000	7,325,561
Mystic Re IV 2025-1 Class C, 17.64% (Treasury Money Market Fund + 14.13%), 01/10/2028 (Acquired 12/17/2024, Cost $9,538,000) (b)(c)(d)	9,538,000	9,092,575
Mystic Re IV 2026-1 Class A, 6.76% (Treasury Money Market Fund + 3.25%), 01/08/2029 (Acquired 12/11/2025, Cost $3,967,000) (b)(c)(d)	3,967,000	3,939,826
Mystic Re IV 2026-1 Class B, 10.41% (Treasury Money Market Fund + 6.90%), 01/08/2029 (Acquired 12/11/2025, Cost $6,744,000) (b)(c)(d)	6,744,000	6,667,456
One Shield Re 2026-1 Class A, 11.55% (Treasury Money Market Fund + 8.00%), 04/27/2029 (Acquired 4/10/2026, Cost $14,097,000) (b)(c)(d)	14,097,000	14,087,837
Puerto Rico Parametric Re 2024-1 Class A, 12.51% (Treasury Money Market Fund + 9.00%), 06/07/2027 (Acquired 6/14/2024, Cost $3,132,000) (b)(c)(d)	3,132,000	3,269,182
Residential Re 2019-I Class 12, 3.61% (Treasury Money Market Fund + 0.10%), 06/06/2026 (Acquired 5/8/2019, Cost $82,500) (b)(c)(d)(h)	82,500	37,500
Residential Re 2021-I Class 11, 3.62% (Treasury Money Market Fund + 0.10%), 06/06/2028 (Acquired 5/6/2021 - 3/31/2022, Cost $8,094,000) (b)(c)(d)(h)	8,094,000	202,755
Residential Re 2021-I Class 12, 9.02% (Treasury Money Market Fund + 5.51%), 06/06/2028 (Acquired 5/6/2021 - 7/17/2023, Cost $9,241,000) (b)(c)(d)	9,241,000	6,353,187
Residential Re 2022-I Class 11, 16.04% (Treasury Money Market Fund + 12.52%), 06/06/2026 (Acquired 5/2/2022, Cost $3,094,000) (b)(c)(d)(h)	3,094,000	123,915
Residential Re 2022-I Class 12, 11.20% (Treasury Money Market Fund + 7.68%), 06/06/2026 (Acquired 5/2/2022, Cost $4,421,000) (b)(c)(d)	4,421,000	3,083,648
Residential Re 2022-I Class 13, 9.14% (Treasury Money Market Fund + 5.59%), 06/06/2026 (Acquired 5/2/2022 - 3/5/2024, Cost $11,149,564) (b)(c)(d)	11,154,000	10,317,450
Residential Re 2022-I Class 14, 7.51% (Treasury Money Market Fund + 4.00%), 06/06/2026 (Acquired 5/2/2022, Cost $12,142,000) (b)(c)(d)	12,142,000	12,148,678
Residential Re 2023-I Class 13, 14.56% (Treasury Money Market Fund + 11.04%), 06/06/2027 (Acquired 4/28/2023, Cost $13,105,000) (b)(c)(d)	13,105,000	9,009,687
Residential Re 2023-I Class 14, 10.27% (Treasury Money Market Fund + 6.76%), 06/06/2027 (Acquired 4/28/2023 - 9/22/2023, Cost $23,515,420) (b)(c)(d)	23,567,000	23,760,249

The accompanying notes are an integral part of the schedule of investments.	(Continued)

8	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	Par	Value
Multiperil - 27.6% (continued)
Residential Re 2023-II Class 3, 12.25% (Treasury Money Market Fund + 8.70%), 12/06/2027 (Acquired 11/7/2023, Cost $7,078,000) (b)(c)(d)	$7,078,000	$7,262,736
Residential Re 2023-II Class 5, 9.52% (Treasury Money Market Fund + 5.97%), 12/06/2027 (Acquired 11/7/2023, Cost $15,862,000) (b)(c)(d)	15,862,000	16,422,722
Residential Re 2024-I Class 14, 9.53% (Treasury Money Market Fund + 5.98%), 06/06/2028 (Acquired 4/25/2024, Cost $5,160,000) (b)(c)(d)	5,160,000	5,109,690
Residential Re 2024-II Class 2, 16.93% (Treasury Money Market Fund + 13.42%), 12/06/2028 (Acquired 11/4/2024, Cost $4,876,000) (b)(c)(d)	4,876,000	5,071,528
Residential Re 2024-II Class 3, 10.49% (Treasury Money Market Fund + 6.94%), 12/06/2028 (Acquired 11/4/2024, Cost $12,293,000) (b)(c)(d)	12,293,000	12,434,369
Residential Re 2024-II Class 4, 8.93% (Treasury Money Market Fund + 5.38%), 12/06/2028 (Acquired 11/4/2024, Cost $9,952,000) (b)(c)(d)	9,952,000	10,142,581
Residential Re 2025-I Class 13, 16.55% (Treasury Money Market Fund + 13.00%), 06/06/2029 (Acquired 5/2/2025, Cost $3,565,000) (b)(c)(d)	3,565,000	3,573,021
Residential Re 2025-I Class 14, 11.30% (Treasury Money Market Fund + 7.75%), 06/06/2029 (Acquired 5/2/2025, Cost $9,705,000) (b)(c)(d)	9,705,000	9,958,300
Residential Re 2025-I Class 15, 9.26% (Treasury Money Market Fund + 5.75%), 06/06/2029 (Acquired 5/2/2025, Cost $13,468,000) (b)(c)(d)	13,468,000	13,817,495
Residential Re 2025-II Class 2, 13.76% (Treasury Money Market Fund + 10.25%), 12/06/2029 (Acquired 10/17/2025, Cost $5,292,000) (b)(c)(d)	5,292,000	5,223,733
Residential Re 2025-II Class 5, 6.80% (Treasury Money Market Fund + 3.25%), 12/06/2029 (Acquired 10/17/2025, Cost $5,292,000) (b)(c)(d)	5,292,000	5,230,613
Riverfront Re 2025 Class A, 9.01% (Treasury Money Market Fund + 5.50%), 01/08/2029 (Acquired 4/21/2025, Cost $9,116,000) (b)(c)(d)	9,116,000	9,557,670
Riverfront Re 2025 Class B, 11.26% (Treasury Money Market Fund + 7.75%), 01/08/2029 (Acquired 4/21/2025, Cost $1,250,000) (b)(c)(d)	1,250,000	1,273,875
Sanders Re II 2021-2 Class B, 4.05% (Treasury Money Market Fund + 0.50%), 04/07/2028 (Acquired 11/23/2021, Cost $1,500,000) (b)(c)(d)(h)	1,500,000	881,250
Sanders Re II 2024-3 Class A, 7.54% (Treasury Money Market Fund + 3.99%), 04/07/2029 (Acquired 12/10/2024, Cost $19,466,000) (b)(c)(d)(g)	19,466,000	19,725,871
Sanders Re II 2024-3 Class B, 8.91% (Treasury Money Market Fund + 5.36%), 04/07/2029 (Acquired 12/10/2024, Cost $19,864,000) (b)(c)(d)(g)	19,864,000	20,086,477
Sanders Re II 2025-1 Class A, 7.51% (Treasury Money Market Fund + 4.00%), 04/07/2028 (Acquired 3/13/2025, Cost $14,908,000) (b)(c)(d)	14,908,000	15,197,215
Sanders Re II 2025-1 Class A-2, 7.76% (Treasury Money Market Fund + 4.25%), 04/08/2030 (Acquired 3/13/2025, Cost $13,070,000) (b)(c)(d)	13,070,000	13,645,080
Sanders Re II 2025-1 Class B-1, 8.01% (Treasury Money Market Fund + 4.50%), 04/07/2028 (Acquired 3/13/2025, Cost $8,577,000) (b)(c)(d)	8,577,000	8,739,963
Sanders Re II 2025-1 Class B-2, 8.26% (Treasury Money Market Fund + 4.75%), 04/08/2030 (Acquired 3/13/2025 - 2/10/2026, Cost $29,939,228) (b)(c)(d)	29,738,000	31,120,817
Sanders Re II 2025-2 Class A-1, 10.55% (Treasury Money Market Fund + 7.00%), 06/07/2028 (Acquired 5/22/2025, Cost $4,174,000) (b)(c)(d)	4,174,000	4,315,081
Sanders Re III 2022-3 Class A, 9.54% (Treasury Money Market Fund + 5.99%), 04/07/2027 (Acquired 12/1/2022, Cost $4,607,000) (b)(c)(d)	4,607,000	4,716,416
Sanders Re III 2023-1 Class A, 9.02% (Treasury Money Market Fund + 5.47%), 04/07/2027 (Acquired 3/24/2023, Cost $3,162,000) (b)(c)(d)	3,162,000	3,213,383
Sanders Re III 2023-1 Class B, 19.39% (Treasury Money Market Fund + 15.84%), 04/07/2027 (Acquired 3/24/2023, Cost $3,954,000) (b)(c)(d)	3,954,000	3,921,973
Sanders Re III 2023-2 Class A, 11.27% (Treasury Money Market Fund + 7.72%), 06/05/2026 (Acquired 5/24/2023 - 12/12/2024, Cost $21,300,586) (b)(c)(d)	21,069,000	21,160,650
Sanders Re III 2024-1 Class A, 9.11% (Treasury Money Market Fund + 5.56%), 04/07/2028 (Acquired 1/16/2024, Cost $16,206,000) (b)(c)(d)	16,206,000	16,743,229
Sanders Re III 2026-1B Class B-1, 8.66% (3 Month U.S. Treasury Bill Rate + 5.00%), 04/08/2030 (Acquired 2/24/2026, Cost $37,379,000) (b)(c)(d)	37,379,000	37,339,752
Sanders Re III 2026-1B Class B-2, 8.66% (3 Month U.S. Treasury Bill Rate + 5.00%), 04/07/2031 (Acquired 2/24/2026, Cost $38,363,000) (b)(c)(d)	38,363,000	38,190,366

The accompanying notes are an integral part of the schedule of investments.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	9

Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	Par	Value
Multiperil - 27.6% (continued)
Sanders Re IV 2026-1A Class A-1, 7.02% (Treasury Money Market Fund + 3.50%), 04/08/2030 (Acquired 2/24/2026, Cost $29,117,000) (b)(c)(d)	$29,117,000	$28,994,709
Sanders Re IV 2026-1A Class A-2, 7.02% (Treasury Money Market Fund + 3.50%), 04/07/2031 (Acquired 2/24/2026, Cost $29,707,000) (b)(c)(d)	29,707,000	29,588,172
Skyline Re II 2025-1 Class A, 7.16% (3 Month U.S. Treasury Bill Rate + 3.50%), 01/07/2030 (Acquired 12/23/2025, Cost $5,303,000) (b)(c)(d)	5,303,000	5,276,750
Solomon Re 2023-1 Class A, 9.03% (Treasury Money Market Fund + 5.52%), 06/08/2026 (Acquired 6/12/2023 - 8/16/2023, Cost $4,719,845) (b)(c)(d)	4,719,000	4,728,910
Stabilitas Re 2023-1 Class A, 12.03% (Treasury Money Market Fund + 8.48%), 06/05/2026 (Acquired 6/7/2023 - 1/16/2025, Cost $8,421,304) (b)(c)(d)	8,399,000	8,427,557
Titania Re 2024-1 Class A, 9.76% (Treasury Money Market Fund + 6.25%), 11/26/2027 (Acquired 11/14/2024, Cost $7,603,000) (b)(c)(d)	7,603,000	7,656,221
Titania Re 2024-1 Class B, 13.01% (Treasury Money Market Fund + 9.50%), 11/26/2027 (Acquired 11/14/2024, Cost $7,192,000) (b)(c)(d)	7,192,000	7,108,213
Titania Re 2026-1 Class A, 11.16% (3 Month U.S. Treasury Bill Rate + 7.50%), 04/30/2029 (Acquired 4/15/2026, Cost $7,834,000) (b)(c)(d)	7,834,000	7,830,083
Titania Re 2026-1 Class B, 18.66% (3 Month U.S. Treasury Bill Rate + 15.00%), 04/30/2029 (Acquired 4/15/2026, Cost $7,051,000) (b)(c)(d)	7,051,000	7,045,007
Topanga Re 2025-1 Class A, 8.30% (Treasury Money Market Fund + 4.75%), 01/07/2030 (Acquired 12/4/2025, Cost $33,844,000) (b)(c)(d)	33,844,000	33,674,780
Topanga Re 2025-1 Class B, 9.30% (Treasury Money Market Fund + 5.75%), 01/07/2030 (Acquired 12/4/2025, Cost $3,363,000) (b)(c)(d)	3,363,000	3,341,813
Yosemite Re 2025-1 Class A, 10.76% (Treasury Money Market Fund + 7.25%), 06/07/2028 (Acquired 3/18/2025 - 3/24/2026, Cost $12,907,900) (b)(c)(d)	12,624,000	13,164,938
		1,227,278,065
Windstorm - 33.7%
1886 Re 2025-1 Class A, 8.05% (Treasury Money Market Fund + 4.50%), 07/09/2029 (Acquired 5/15/2025, Cost $5,760,000) (b)(c)(d)	5,760,000	5,939,136
3264 Re 2024-1 Class A, 10.51% (Treasury Money Market Fund + 7.00%), 07/08/2027 (Acquired 6/24/2024, Cost $1,750,000) (b)(c)(d)	1,750,000	1,808,975
3264 Re 2024-1 Class B, 21.51% (Treasury Money Market Fund + 18.00%), 07/08/2027 (Acquired 6/24/2024, Cost $3,133,000) (b)(c)(d)	3,133,000	3,249,548
Alamo Re 2023-1 Class A, 12.59% (Treasury Money Market Fund + 9.08%), 06/07/2026 (Acquired 4/12/2023 - 4/21/2026, Cost $66,567,963) (b)(c)(d)(e)	66,269,000	66,563,897
Alamo Re 2024-1 Class A, 10.05% (Treasury Money Market Fund + 6.54%), 06/07/2027 (Acquired 4/4/2024 - 3/30/2026, Cost $53,741,653) (b)(c)(d)	53,492,000	54,123,206
Alamo Re 2024-1 Class B, 11.94% (Treasury Money Market Fund + 8.43%), 06/07/2027 (Acquired 4/4/2024 - 3/31/2026, Cost $62,782,372) (b)(c)(d)	62,462,000	63,667,517
Alamo Re 2024-1 Class C, 15.39% (Treasury Money Market Fund + 11.88%), 06/07/2026 (Acquired 4/4/2024 - 4/27/2026, Cost $45,069,765) (b)(c)(d)(e)	45,061,000	45,263,774
Armor Re II 2024-1 Class A, 13.75% (Treasury Money Market Fund + 10.20%), 05/07/2027 (Acquired 4/11/2024, Cost $15,590,000) (b)(c)(d)(e)	15,590,000	16,342,997
Armor Re II 2024-2 Class A, 12.05% (Treasury Money Market Fund + 8.50%), 01/07/2028 (Acquired 12/11/2024 - 3/27/2026, Cost $14,040,997) (b)(c)(d)	13,731,000	14,449,131
Astro Re 2021-1 Class A, 4.02% (Treasury Money Market Fund + 0.50%), 07/08/2029 (Acquired 7/6/2021, Cost $3,183,000) (b)(c)(d)	3,183,000	2,466,825
Bayou Re 2023-1 Class A, 15.94% (Treasury Money Market Fund + 12.39%), 05/26/2026 (Acquired 5/11/2023 - 2/5/2025, Cost $9,961,851) (b)(c)(d)	9,942,000	9,997,178
Bayou Re 2023-1 Class B, 22.59% (Treasury Money Market Fund + 19.04%), 05/26/2026 (Acquired 5/11/2023, Cost $8,335,000) (b)(c)(d)	8,335,000	8,422,934
Bayou Re 2024-1 Class A, 11.85% (Treasury Money Market Fund + 8.33%), 04/30/2027 (Acquired 4/18/2024 - 2/13/2025, Cost $15,058,179) (b)(c)(d)(e)	15,037,000	15,599,384
Bayou Re 2024-1 Class B, 22.02% (Treasury Money Market Fund + 18.50%), 04/30/2027 (Acquired 4/18/2024, Cost $4,958,000) (b)(c)(d)	4,958,000	5,298,367
Bayou Re 2025-1 Class A, 10.52% (Treasury Money Market Fund + 7.00%), 05/08/2028 (Acquired 4/21/2025, Cost $13,371,000) (b)(c)(d)	13,371,000	13,489,333

The accompanying notes are an integral part of the schedule of investments.	(Continued)

10	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	Par	Value
Windstorm - 33.7% (continued)
Bayou Re 2026-1 Class A, 10.02% (Treasury Money Market Fund + 6.50%), 05/08/2029 (Acquired 4/28/2026, Cost $8,243,000) (b)(c)(d)	$8,243,000	$8,243,000
Blue Ridge Re 2023-1 Class A, 8.76% (Treasury Money Market Fund + 5.25%), 01/08/2027 (Acquired 11/14/2023, Cost $17,448,000) (b)(c)(d)	17,448,000	17,611,139
Blue Ridge Re 2023-1 Class B, 11.50% (Treasury Money Market Fund + 7.99%), 01/08/2027 (Acquired 11/14/2023, Cost $21,241,000) (b)(c)(d)(g)	21,241,000	21,456,596
Blue Ridge Re 2025-1 Class A, 7.01% (Treasury Money Market Fund + 3.50%), 01/08/2029 (Acquired 11/26/2025, Cost $8,115,000) (b)(c)(d)	8,115,000	8,156,387
Blue Ridge Re 2025-1 Class B, 9.51% (Treasury Money Market Fund + 6.00%), 01/08/2029 (Acquired 11/26/2025, Cost $8,115,000) (b)(c)(d)	8,115,000	8,007,070
Blue Ridge Re 2025-1 Class C, 11.51% (Treasury Money Market Fund + 8.00%), 01/08/2029 (Acquired 11/26/2025, Cost $4,157,000) (b)(c)(d)	4,157,000	4,064,507
Blue Ridge Re 2025-1 Class D, 14.51% (Treasury Money Market Fund + 11.00%), 01/08/2029 (Acquired 11/26/2025, Cost $9,501,000) (b)(c)(d)	9,501,000	9,348,509
Bluebonnet Re 2025-1 Class A, 9.26% (Treasury Money Market Fund + 5.75%), 06/07/2028 (Acquired 5/8/2025, Cost $2,743,000) (b)(c)(d)	2,743,000	2,801,014
Bluebonnet Re 2025-1 Class B, 12.01% (Treasury Money Market Fund + 8.50%), 06/07/2028 (Acquired 5/8/2025, Cost $9,335,000) (b)(c)(d)	9,335,000	9,633,253
Bluebonnet Re 2025-1 Class C, 15.26% (Treasury Money Market Fund + 11.75%), 06/07/2028 (Acquired 5/8/2025, Cost $7,547,000) (b)(c)(d)	7,547,000	7,877,559
Cape Lookout Re 2024-1 Class A, 12.22% (Treasury Money Market Fund + 8.70%), 04/05/2027 (Acquired 3/12/2024 - 9/13/2024, Cost $48,024,880) (b)(c)(d)	47,978,000	48,241,879
Cape Lookout Re 2025-1 Class A, 10.41% (Treasury Money Market Fund + 6.90%), 03/13/2028 (Acquired 2/27/2025 - 12/3/2025, Cost $57,532,976) (b)(c)(d)	57,384,000	59,469,908
Cape Lookout Re 2026-1 Class A, 8.76% (Treasury Money Market Fund + 5.25%), 03/21/2029 (Acquired 3/6/2026, Cost $22,503,000) (b)(c)(d)	22,503,000	22,382,609
Cape Lookout Re 2026-1 Class B, 9.51% (Treasury Money Market Fund + 6.00%), 03/21/2029 (Acquired 3/6/2026, Cost $29,743,000) (b)(c)(d)	29,743,000	29,566,029
Charles River Re 2024-1 Class A, 11.15% (Treasury Money Market Fund + 7.63%), 05/10/2027 (Acquired 4/5/2024 - 8/12/2024, Cost $11,310,662) (b)(c)(d)	11,310,000	11,544,683
Chartwell Re 2025-1 Class A, 9.55% (Treasury Money Market Fund + 6.00%), 06/07/2028 (Acquired 5/2/2025, Cost $9,507,000) (b)(c)(d)	9,507,000	9,769,869
Chartwell Re 2025-1 Class B, 10.55% (Treasury Money Market Fund + 7.00%), 06/07/2028 (Acquired 5/2/2025, Cost $1,500,000) (b)(c)(d)	1,500,000	1,537,275
Citrus Re 2023-1 Class A, 10.14% (Treasury Money Market Fund + 6.59%), 06/07/2026 (Acquired 4/27/2023 - 8/15/2024, Cost $8,322,302) (b)(c)(d)	8,321,000	8,346,379
Citrus Re 2023-1 Class B, 12.26% (Treasury Money Market Fund + 8.71%), 06/07/2026 (Acquired 4/27/2023, Cost $6,655,000) (b)(c)(d)	6,655,000	6,683,617
Citrus Re 2024-1 Class A, 12.74% (Treasury Money Market Fund + 9.19%), 06/07/2027 (Acquired 3/19/2024, Cost $3,105,000) (b)(c)(d)	3,105,000	3,189,922
Citrus Re 2024-1 Class B, 13.99% (Treasury Money Market Fund + 10.44%), 06/07/2027 (Acquired 3/19/2024, Cost $5,980,000) (b)(c)(d)	5,980,000	6,188,403
Citrus Re 2025-1 Class A, 11.30% (Treasury Money Market Fund + 7.75%), 06/07/2028 (Acquired 3/5/2025, Cost $6,735,000) (b)(c)(d)	6,735,000	6,823,565
Citrus Re 2025-1 Class B, 8.05% (Treasury Money Market Fund + 4.50%), 06/07/2028 (Acquired 3/5/2025, Cost $5,715,000) (b)(c)(d)	5,715,000	5,868,448
Citrus Re 2026-1 Class A, 8.91% (3 Month U.S. Treasury Bill Rate + 5.25%), 06/07/2029 (Acquired 3/13/2026, Cost $6,267,000) (b)(c)(d)	6,267,000	6,245,065
Citrus Re 2026-1 Class B, 9.91% (3 Month U.S. Treasury Bill Rate + 6.25%), 06/07/2029 (Acquired 3/13/2026, Cost $7,051,000) (b)(c)(d)	7,051,000	7,029,142
Commonwealth Re 2023-1 Class A, 7.41% (Treasury Money Market Fund + 3.86%), 07/08/2026 (Acquired 6/7/2023 - 8/18/2023, Cost $8,290,986) (b)(c)(d)	8,289,000	8,304,749
Everglades Re II 2024-1 Class A, 14.01% (Treasury Money Market Fund + 10.50%), 05/13/2027 (Acquired 5/15/2024, Cost $35,048,000) (b)(c)(d)	35,048,000	35,111,086
Everglades Re II 2024-1 Class B, 15.01% (Treasury Money Market Fund + 11.50%), 05/13/2027 (Acquired 5/15/2024 - 6/24/2024, Cost $36,970,800) (b)(c)(d)	36,978,000	37,057,503

The accompanying notes are an integral part of the schedule of investments.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	11

Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	Par	Value
Windstorm - 33.7% (continued)
Everglades Re II 2024-1 Class C, 16.26% (Treasury Money Market Fund + 12.75%), 05/13/2027 (Acquired 5/15/2024, Cost $24,434,000) (b)(c)(d)	$24,434,000	$24,466,986
Everglades Re II 2025-1 Class A, 12.27% (Treasury Money Market Fund + 8.75%), 05/19/2028 (Acquired 5/5/2025, Cost $28,540,000) (b)(c)(d)(e)	28,540,000	29,650,206
Everglades Re II 2025-1 Class B, 13.27% (Treasury Money Market Fund + 9.75%), 05/19/2028 (Acquired 5/5/2025, Cost $26,161,000) (b)(c)(d)	26,161,000	27,238,833
Everglades Re II 2025-1 Class C, 14.77% (Treasury Money Market Fund + 11.25%), 05/19/2028 (Acquired 5/5/2025, Cost $31,711,000) (b)(c)(d)	31,711,000	33,244,227
Everglades Re II 2025-1 Class D, 16.52% (Treasury Money Market Fund + 13.00%), 05/19/2028 (Acquired 5/5/2025, Cost $19,026,000) (b)(c)(d)	19,026,000	19,820,335
First Coast Re IV 2025-1 Class B, 11.05% (Treasury Money Market Fund + 7.50%), 03/10/2028 (Acquired 2/21/2025, Cost $2,165,000) (b)(c)(d)	2,165,000	2,188,923
Fish Pond Re 2024-1 Class A, 7.57% (Treasury Money Market Fund + 4.02%), 01/08/2027 (Acquired 12/22/2023, Cost $8,722,000) (b)(c)(d)	8,722,000	8,804,423
Gateway Re 2023-3 Class A, 14.43% (Treasury Money Market Fund + 10.88%), 07/08/2026 (Acquired 7/14/2023, Cost $5,404,000) (b)(c)(d)(g)	5,404,000	5,486,951
Gateway Re 2024-1 Class AA, 9.45% (Treasury Money Market Fund + 5.90%), 07/08/2027 (Acquired 3/11/2024 - 7/11/2024, Cost $9,451,829) (b)(c)(d)	9,464,000	9,605,487
Gateway Re 2025-1 Class A, 14.05% (Treasury Money Market Fund + 10.50%), 07/07/2028 (Acquired 2/12/2025, Cost $3,457,000) (b)(c)(d)	3,457,000	3,593,033
Gateway Re 2025-1 Class AAA, 7.80% (Treasury Money Market Fund + 4.25%), 07/07/2028 (Acquired 2/12/2025, Cost $5,693,000) (b)(c)(d)	5,693,000	5,695,847
Gateway Re 2025-1 Class C2, 13.05% (Treasury Money Market Fund + 9.50%), 07/07/2027 (Acquired 2/12/2025, Cost $20,740,000) (b)(c)(d)(e)	20,740,000	21,166,207
Gateway Re 2025-2 Class A, 10.55% (Treasury Money Market Fund + 7.00%), 07/07/2028 (Acquired 3/21/2025, Cost $8,118,000) (b)(c)(d)	8,118,000	8,378,588
Gateway Re 2026-1 Class AAA-1, 5.55% (Treasury Money Market Fund + 2.00%), 07/06/2029 (Acquired 2/3/2026, Cost $11,360,000) (b)(c)(d)	11,360,000	11,311,152
Gateway Re 2026-1 Class AAAA, 5.55% (Treasury Money Market Fund + 2.00%), 07/06/2029 (Acquired 2/3/2026, Cost $12,143,000) (b)(c)(d)	12,143,000	12,098,071
Genesee Street Re 2025-1 Class A, 6.80% (Treasury Money Market Fund + 3.25%), 04/07/2028 (Acquired 4/28/2025, Cost $10,306,000) (b)(c)(d)(e)	10,306,000	10,313,214
Handshake Re 2025-1 Class A, 8.05% (Treasury Money Market Fund + 4.50%), 01/08/2030 (Acquired 12/22/2025, Cost $3,929,000) (b)(c)(d)	3,929,000	3,884,995
Hestia Re 2022-1 Class A, 3.62% (Treasury Money Market Fund + 0.10%), 04/22/2029 (Acquired 3/20/2024 - 4/25/2025, Cost $445,857) (b)(c)(d)(h)	445,857	234,074
Hestia Re 2025-1 Class A, 10.27% (Treasury Money Market Fund + 6.75%), 03/13/2028 (Acquired 2/27/2025, Cost $15,901,000) (b)(c)(d)	15,901,000	16,069,552
Hestia Re 2025-1 Class B, 11.77% (Treasury Money Market Fund + 8.25%), 03/13/2028 (Acquired 2/27/2025, Cost $7,339,000) (b)(c)(d)	7,339,000	7,387,070
Hestia Re 2026-1 Class A, 10.66% (3 Month U.S. Treasury Bill Rate + 7.00%), 04/16/2029 (Acquired 4/2/2026, Cost $1,875,000) (b)(c)(d)	1,875,000	1,872,187
Hestia Re 2026-1 Class B, 12.91% (3 Month U.S. Treasury Bill Rate + 9.25%), 04/16/2029 (Acquired 4/2/2026, Cost $5,870,000) (b)(c)(d)	5,870,000	5,855,032
Hestia Re 2026-1 Class C, 3.52% (Treasury Money Market Fund + 0.00%), 04/16/2027 (Acquired 4/2/2026, Cost $3,106,536) (b)(c)(d)	4,109,000	3,035,729
Hestia Re 2026-1 Class D, 9.41% (3 Month U.S. Treasury Bill Rate + 5.75%), 04/16/2029 (Acquired 4/2/2026, Cost $7,826,000) (b)(c)(d)	7,826,000	7,817,000
Integrity Re 2022-1 Class A, 4.01% (Treasury Money Market Fund + 0.50%), 06/06/2030 (Acquired 5/9/2022, Cost $2,931,037) (b)(c)(d)(h)	2,931,037	1,264,742
Integrity Re 2024-1 Class A, 14.06% (Treasury Money Market Fund + 10.55%), 06/06/2026 (Acquired 3/1/2024, Cost $5,694,000) (b)(c)(d)(e)	5,694,000	5,738,413
Integrity Re 2024-1 Class B, 16.83% (Treasury Money Market Fund + 13.32%), 06/06/2026 (Acquired 3/1/2024, Cost $3,254,000) (b)(c)(d)	3,254,000	3,289,469
Integrity Re 2024-1 Class C, 20.74% (Treasury Money Market Fund + 17.23%), 06/06/2026 (Acquired 3/1/2024, Cost $5,694,000) (b)(c)(d)	5,694,000	5,773,147

The accompanying notes are an integral part of the schedule of investments.	(Continued)

12	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	Par	Value
Windstorm - 33.7% (continued)
Integrity Re 2024-1 Class D, 26.31% (Treasury Money Market Fund + 22.80%), 06/06/2026 (Acquired 3/1/2024, Cost $8,594,000) (b)(c)(d)	$8,594,000	$8,722,747
Integrity Re III 2025-1 Class A-1, 11.51% (Treasury Money Market Fund + 8.00%), 06/06/2027 (Acquired 2/21/2025, Cost $1,948,000) (b)(c)(d)	1,948,000	1,969,136
Integrity Re III 2025-1 Class A-2, 11.51% (Treasury Money Market Fund + 8.00%), 06/06/2028 (Acquired 2/21/2025 - 2/23/2026, Cost $4,785,237) (b)(c)(d)	4,772,000	4,845,012
Integrity Re III 2025-1 Class B-1, 13.26% (Treasury Money Market Fund + 9.75%), 06/06/2027 (Acquired 2/21/2025, Cost $1,500,000) (b)(c)(d)	1,500,000	1,522,500
Integrity Re III 2025-1 Class B-2, 13.26% (Treasury Money Market Fund + 9.75%), 06/06/2028 (Acquired 2/21/2025, Cost $3,458,000) (b)(c)(d)	3,458,000	3,536,324
Integrity Re III 2025-1 Class C, 15.76% (Treasury Money Market Fund + 12.25%), 06/06/2028 (Acquired 2/21/2025, Cost $10,577,000) (b)(c)(d)	10,577,000	10,877,387
Integrity Re III 2025-1 Class D, 29.01% (Treasury Money Market Fund + 25.50%), 06/06/2027 (Acquired 2/21/2025, Cost $6,509,000) (b)(c)(d)	6,509,000	7,148,835
Integrity Re III 2026-1 Class D, 6.01% (Treasury Money Market Fund + 2.50%), 06/07/2027 (Acquired 2/23/2026, Cost $3,349,000) (b)(c)(d)	3,349,000	3,280,513
Longleaf Pine Re 2024-1 Class A, 21.45% (Treasury Money Market Fund + 17.93%), 05/25/2027 (Acquired 5/10/2024, Cost $14,003,000) (b)(c)(d)	14,003,000	14,621,232
Lower Ferry Re 2023-1 Class A, 8.17% (Treasury Money Market Fund + 4.65%), 07/08/2026 (Acquired 6/23/2023 - 8/25/2023, Cost $7,459,610) (b)(c)(d)	7,458,000	7,479,255
Lower Ferry Re 2023-1 Class B, 9.02% (Treasury Money Market Fund + 5.50%), 07/08/2026 (Acquired 6/23/2023 - 7/15/2024, Cost $11,221,529) (b)(c)(d)	11,219,000	11,235,268
Mayflower Re 2023-1 Class A, 8.56% (Treasury Money Market Fund + 5.05%), 07/08/2026 (Acquired 6/26/2023 - 4/23/2026, Cost $11,405,780) (b)(c)(d)	11,402,000	11,396,869
Mayflower Re 2023-1 Class B, 10.02% (Treasury Money Market Fund + 6.51%), 07/08/2026 (Acquired 6/26/2023 - 4/23/2026, Cost $20,797,684) (b)(c)(d)	20,779,000	20,839,259
Mayflower Re 2024-1 Class A, 8.44% (Treasury Money Market Fund + 4.93%), 07/08/2027 (Acquired 6/21/2024, Cost $8,145,000) (b)(c)(d)	8,145,000	8,269,211
Mayflower Re 2025-1 Class A, 7.01% (Treasury Money Market Fund + 3.50%), 07/07/2028 (Acquired 5/22/2025, Cost $15,900,000) (b)(c)(d)	15,900,000	16,178,250
Meritage Re 2026-1 Class A, 9.01% (3 Month U.S. Treasury Bill Rate + 5.50%), 03/08/2029 (Acquired 12/22/2025, Cost $17,875,000) (b)(c)(d)	17,875,000	17,627,431
Merna Re II 2025-1 Class A, 11.30% (Treasury Money Market Fund + 7.75%), 07/07/2028 (Acquired 5/14/2025, Cost $7,348,000) (b)(c)(d)	7,348,000	7,478,427
Merna Re II 2025-2 Class A, 12.30% (Treasury Money Market Fund + 8.75%), 07/07/2028 (Acquired 5/14/2025, Cost $12,711,000) (b)(c)(d)	12,711,000	13,331,932
Metrocat Re 2023-1 Class A, 9.27% (Treasury Money Market Fund + 5.75%), 05/08/2026 (Acquired 5/12/2023, Cost $2,429,000) (b)(c)(d)	2,429,000	2,429,850
Nature Coast Re 2023-1 Class A, 13.51% (Treasury Money Market Fund + 10.00%), 12/07/2026 (Acquired 11/16/2023, Cost $11,407,000) (b)(c)(d)	11,407,000	11,388,749
Nature Coast Re 2023-1 Class B, 17.01% (Treasury Money Market Fund + 13.50%), 12/07/2026 (Acquired 11/16/2023 - 4/22/2026, Cost $7,328,918) (b)(c)(d)	7,291,000	7,356,984
Nature Coast Re 2024-1 Class A, 18.80% (Treasury Money Market Fund + 15.29%), 06/07/2028 (Acquired 6/17/2024, Cost $5,845,000) (b)(c)(d)	5,845,000	6,394,430
Nature Coast Re 2025-1 Class A, 15.06% (Treasury Money Market Fund + 11.55%), 01/16/2029 (Acquired 12/27/2024, Cost $15,042,000) (b)(c)(d)	15,042,000	15,277,407
Nature Coast Re 2025-2 Class A, 13.26% (Treasury Money Market Fund + 9.75%), 04/10/2029 (Acquired 3/28/2025, Cost $5,273,000) (b)(c)(d)	5,273,000	5,433,036
Nature Coast Re 2026-1 Class A, 11.66% (3 Month U.S. Treasury Bill Rate + 8.00%), 02/26/2030 (Acquired 2/11/2026, Cost $23,550,000) (b)(c)(d)	23,550,000	23,386,328
Palm Re 2024-1 Class A, 13.22% (Treasury Money Market Fund + 9.70%), 06/07/2027 (Acquired 4/4/2024, Cost $10,494,000) (b)(c)(d)	10,494,000	10,912,186
Palm Re 2025-1 Class A, 11.27% (Treasury Money Market Fund + 7.75%), 06/07/2028 (Acquired 4/1/2025, Cost $11,359,000) (b)(c)(d)	11,359,000	11,654,334
Palm Re 2026-1 Class A, 8.55% (Treasury Money Market Fund + 5.00%), 06/07/2029 (Acquired 4/10/2026, Cost $14,097,000) (b)(c)(d)	14,097,000	14,082,903

The accompanying notes are an integral part of the schedule of investments.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	13

Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	Par	Value
Windstorm - 33.7% (continued)
Pelican IV Re 2021-1 Class B, 4.02% (Treasury Money Market Fund + 0.50%), 05/07/2027 (Acquired 4/29/2021, Cost $2,136,794) (b)(c)(d)(h)	$2,136,794	$831,213
Purple Re 2023-2 Class A, 14.12% (Treasury Money Market Fund + 10.58%), 06/05/2026 (Acquired 6/27/2023 - 7/15/2024, Cost $7,888,090) (b)(c)(d)	7,888,000	7,943,216
Purple Re 2024-1 Class A, 12.68% (Treasury Money Market Fund + 9.13%), 06/07/2027 (Acquired 4/2/2024, Cost $26,698,000) (b)(c)(d)	26,698,000	27,518,963
Purple Re 2025-1 Class A, 10.80% (Treasury Money Market Fund + 7.25%), 06/07/2028 (Acquired 5/6/2025, Cost $8,721,000) (b)(c)(d)	8,721,000	9,030,595
Purple Re 2025-1 Class B, 11.30% (Treasury Money Market Fund + 7.75%), 06/07/2028 (Acquired 5/6/2025, Cost $9,514,000) (b)(c)(d)	9,514,000	9,797,517
Purple Re 2026-1 Class A, 6.05% (Treasury Money Market Fund + 2.50%), 06/07/2029 (Acquired 2/19/2026, Cost $39,285,000) (b)(c)(d)	39,285,000	39,218,215
Recoletos Re DAC 2024-1 Class A, 8.66% (3 Month U.S. Treasury Bill Rate + 5.00%), 01/07/2028 (Acquired 12/9/2024 - 3/5/2026, Cost $9,963,133) (b)(c)(d)	9,943,000	9,935,543
Sabine Re 2024-1 Class A, 12.04% (Treasury Money Market Fund + 8.52%), 04/07/2027 (Acquired 3/26/2024 - 2/26/2025, Cost $7,309,860) (b)(c)(d)	7,286,000	7,460,135
Sabine Re 2026-1 Class A, 9.16% (3 Month U.S. Treasury Bill Rate + 5.50%), 04/08/2030 (Acquired 3/25/2026, Cost $3,338,000) (b)(c)(d)	3,338,000	3,329,321
Solis Re 2025-1 Class A, 7.05% (Treasury Money Market Fund + 3.50%), 07/07/2028 (Acquired 6/12/2025, Cost $6,763,000) (b)(c)(d)	6,763,000	6,844,832
Torrey Pines Re 2026-1 Class D, 6.41% (3 Month U.S. Treasury Bill Rate + 2.75%), 06/07/2029 (Acquired 4/30/2026, Cost $3,139,000) (b)(c)(d)	3,139,000	3,139,000
Windrose Re 2026-1 Class A, 8.77% (Treasury Money Market Fund + 5.25%), 02/13/2029 (Acquired 1/29/2026, Cost $9,592,000) (b)(c)(d)	9,592,000	9,503,274
Windrose Re 2026-1 Class B, 11.66% (3 Month U.S. Treasury Bill Rate + 8.00%), 02/13/2029 (Acquired 1/29/2026, Cost $1,250,000) (b)(c)(d)	1,250,000	1,256,250
Windrose Re 2026-1 Class C, 15.91% (3 Month U.S. Treasury Bill Rate + 12.25%), 02/13/2029 (Acquired 1/29/2026, Cost $2,084,000) (b)(c)(d)	2,084,000	2,082,020
Winston Re 2024-1 Class A, 13.73% (Treasury Money Market Fund + 10.21%), 02/26/2027 (Acquired 2/14/2024, Cost $9,339,000) (b)(c)(d)	9,339,000	9,656,059
Winston Re 2024-1 Class B, 15.21% (Treasury Money Market Fund + 11.69%), 02/26/2027 (Acquired 2/14/2024, Cost $4,051,000) (b)(c)(d)	4,051,000	4,188,329
Winston Re 2025-1 Class A, 10.02% (Treasury Money Market Fund + 6.50%), 02/21/2028 (Acquired 2/6/2025 - 12/3/2025, Cost $11,124,718) (b)(c)(d)(e)	11,076,000	11,218,327
Winston Re 2026-1 Class A, 8.30% (Treasury Money Market Fund + 4.75%), 05/04/2029 (Acquired 4/21/2026, Cost $10,982,000) (b)(c)(d)	10,982,000	10,982,000
Winston Re 2026-1 Class B, 8.80% (Treasury Money Market Fund + 5.25%), 05/04/2029 (Acquired 4/21/2026, Cost $10,198,000) (b)(c)(d)	10,198,000	10,198,000
Winston Re 2026-1 Class C, 9.55% (Treasury Money Market Fund + 6.00%), 05/04/2029 (Acquired 4/21/2026, Cost $3,344,000) (b)(c)(d)	3,344,000	3,344,000
		1,498,677,864
		3,396,904,522
TOTAL EVENT LINKED BONDS (Cost $3,864,369,708)		3,886,225,228
QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES - 12.9% (a)
Participation Notes - 0.9%
Global - 0.9%
Multiperil - 0.9%
Eden Re II 2022-1 Class A, (Acquired 12/14/2021 - 11/24/2025, Cost $155,231) (b)(c)(d)(f)(h)	155,230	0
Eden Re II 2022-1 Class B, (Acquired 12/17/2021 - 10/16/2025, Cost $141,804) (b)(c)(d)(f)(h)	141,804	0
Eden Re II 2023-1 Class B, (Acquired 12/22/2022, Cost $104,160) (b)(c)(d)(f)(h)(i)	104,160	1,477,061
Eden Re II 2024-1 Class B, (Acquired 12/20/2023, Cost $91,358) (b)(c)(d)(f)(h)	91,358	1,141,917
Eden Re II 2025-1 Class B, (Acquired 12/16/2024, Cost $616,737) (b)(c)(d)(f)(h)(i)	616,737	5,192,387
Excelsa Re Ltd., (Acquired 5/7/2025, Cost $7,991,766) (c)(d)(f)(h)(i)	7,979,000	10,790,775

The accompanying notes are an integral part of the schedule of investments.	(Continued)

14	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	Par	Value
Multiperil - 0.9% (continued)
Phoenix 2 Re Pte. Ltd. 2022-1 Class A, (Acquired 12/21/2021, Cost $66,578) (b)(c)(d)(f)(h)(i)	$75,000	$750
Phoenix Re Pte. Ltd. 2022-1 Class B, (Acquired 12/21/2021, Cost $39) (b)(c)(d)(f)(h)(i)	66	132
Sector Re V Series 2024-Dec Class GL-R, (Acquired 12/5/2024, Cost $12,477) (c)(d)(f)(h)	12,477	1,157,957
Sector Re V Series 2025-Dec Class GL-R, (Acquired 12/11/2025, Cost $18,461,464) (c)(d)(f)(h)(i)	18,461,464	20,043,345
TOTAL PARTICIPATION NOTES (Cost $27,641,614)		39,804,324
	SHARES
Preference Shares - 12.0%
Global - 11.3%
Multiperil - 11.3%
Arenal (Artex Segregated Account Company), (Acquired 5/7/2015 - 12/17/2024, Cost $46,256,510) (c)(d)(f)(h)	167,359	57,410,465
Hatteras (Artex Segregated Account Company), (Acquired 12/30/2014 - 11/1/2021, Cost $22,345,867) (c)(d)(f)(h)	37,256	38,884,787
Hudson Charles 2 (Mt. Logan Re), (Acquired 4/2/2014 - 4/20/2026, Cost $43,053,320) (c)(d)(f)(h)	43,053	43,405,349
Hudson Charles 3 (Mt. Logan Re), (Acquired 6/19/2014 - 7/18/2025, Cost $47,721,141) (c)(d)(f)(h)	47,721	70,412,095
Labrador (Horseshoe Re), (Acquired 7/22/2022 - 1/5/2023, Cost $5,000,000) (c)(d)(f)(h)	34,121	30,978,861
Lyndhurst (Horseshoe Re), (Acquired 12/31/2020, Cost $1,425,336) (c)(d)(f)(h)	27,200	0
Madison (Artex Segregated Account Company), (Acquired 2/3/2020, Cost $913,996) (c)(d)(f)(h)	5,011	1,374,583
Magnolia (Artex Segregated Account Company), (Acquired 6/20/2024, Cost $10,645,520) (c)(d)(f)(h)	10,646	22,513,554
Peregrine HYR, (Acquired 12/21/2020, Cost $16,629,628) (c)(d)(f)(h)	1,800,000	29,958,257
Rondout (Artex Segregated Account Company), (Acquired 5/29/2015 - 11/17/2023, Cost $83,904,155) (c)(d)(f)(h)(i)	150,090	184,037,177
Thopas Re Ltd. 2024-2 (S), (Acquired 6/26/2024 - 6/30/2025, Cost $15,134,391) (c)(d)(f)(h)	151,344	21,247,344
Yoho (Artex Segregated Account Company), (Acquired 5/17/2016 - 9/13/2021, Cost $2,875,429) (c)(d)(f)(h)(i)	39,886	197,344
		500,419,816
United States - 0.7%
Multiperil - 0.7%
Seawall Re Ltd 2025-B, (Acquired 7/18/2025, Cost $7,521,600) (c)(d)(f)(h)(i)	3,134	12,387,686
Trouvaille Re Ltd., (Acquired 3/25/2024 - 3/26/2025, Cost $10,884,010) (c)(d)(f)(h)(i)	60	18,147,959
		30,535,645
TOTAL PREFERENCE SHARES (Cost $314,310,903)		530,955,461
TOTAL QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES (Cost $341,952,517)		570,759,785
SHORT-TERM INVESTMENTS - 1.3%
MONEY MARKET FUNDS - 1.3%
Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 4.69% (j)	29,447,987	29,447,987
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 4.77% (j)	29,447,988	29,447,988
TOTAL SHORT-TERM INVESTMENTS (Cost $58,895,975)		58,895,975
TOTAL INVESTMENTS - 101.7% (Cost $4,265,218,200)		$4,515,880,988
Liabilities in Excess of Other Assets - (1.7)%		(74,291,736)
TOTAL NET ASSETS - 100.0%		$4,441,589,252

The accompanying notes are an integral part of the schedule of investments.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	15

Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
CORRA - Canada Overnight Repo Rate Average
EURIBOR - Euro Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
NZD - New Zealand Dollar
(a)	Country shown is geographic area of peril risk.
(b)
Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2026 was $3,894,037,475 which represented 87.7% of the Fund’s net assets.

(c)	Security is restricted as to resale.
(d)
Foreign issued security. Total foreign securities by country of domicile are $4,456,985,012. Foreign concentration as a percentage of net assets are as follows: Bermuda: 91.0%, Cayman Islands: 3.2%, Singapore: 1.8%, Great Britain: 1.7%, Ireland: 1.2%, Supranational: 1.2%, Tajikistan: 0.1%, and Hong Kong: 0.1%.

(e)	All or a portion of the security is pledged as collateral for the Fund’s reverse repurchase agreements.
(f)
Security is fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $570,759,784, which represents 12.9% of net assets.

(g)	Step coupon bond. The rate disclosed is as of April 30, 2026.
(h)	Value determined using significant unobservable inputs.
(i)	Non-income producing security.
(j)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

The accompanying notes are an integral part of the schedule of investments.

16	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Reverse Repurchase Agreements

DESCRIPTION	PRINCIPAL VALUE	AMORTIZED COST
REVERSE REPURCHASE AGREEMENTS SOLD
Repurchase Agreement with JP Morgan Chase Securities, Inc., dated 04/02/2026, 5.08%, collateralized by $124,269,566 in Event Linked Bonds, due 05/1/2026	$50,000,001	$50,000,001
Repurchase Agreement with JP Morgan Chase Securities, Inc., dated 04/23/2026, 5.03%, collateralized by $14,029,008 in Event Linked Bonds, due 05/22/2026	5,000,000	5,000,000
TOTAL REVERSE REPURCHASE AGREEMENTS SOLD	$55,000,001	$55,000,001

The accompanying notes are an integral part of these financial statements.

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	17

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	ACQUISTION DATE	PAR	COST	VALUE
ASSET-BACKED SECURITIES - 19.6%
United States - 19.6%
Achieve ABS Trust 2024-2PL (a)(b)(c)	8/28/2024	$12,200	$523,059	$1,715,031
Achieve ABS Trust 2025-1PL (a)(b)(c)	3/12/2025	28,058	1,781,679	4,761,462
Achieve Personal Loan Master Pass-Through Trust Series 2025-2 (a)(b)(c)	1/24/2025	28,969,977	29,225,887	12,665,011
Affirm Asset Securitization Trust 2024-X1 (a)(b)(c)	5/02/2024	45,355	243,834	183,898
Affirm Asset Securitization Trust 2025-X1 (a)(b)(c)	5/02/2025	10,300	250,980	172,399
Affirm Asset Securitization Trust 2025-X2 (a)(b)(c)	11/05/2025	51,285	5,857,482	2,690,787
AMSR 2022-SFR3 Trust (a)(b)(d)	8/11/2022	2,000,000	1,795,315	1,934,664
AMSR 2023-SFR1 Trust (a)(b)(d)	2/22/2023	2,000,000	1,688,934	1,879,448
AMSR 2023-SFR2 F1 Trust (a)(b)(d)	7/17/2023	5,000,000	4,079,049	4,418,083
AMSR 2023-SFR2 F2 Trust (a)(b)(d)	7/17/2023	2,000,000	1,569,726	1,720,642
AMSR 2023-SRF2G G1 Trust (a)(b)(d)	11/05/2024	7,000,000	6,597,029	6,232,896
AMSR 2024-SFR2 Trust (a)(b)(d)	10/29/2024	5,000,000	4,391,558	4,620,578
AMSR 2025-SFR1 F2 Trust (a)(b)(d)	5/15/2025	2,000,000	1,622,939	1,638,500
AMSR 2025-SFR1 F3 Trust (a)(b)(d)	5/15/2025	3,000,000	2,295,407	2,327,662
AMSR 2026-SFR1 F1 Trust (a)(b)(d)	3/19/2026	1,000,000	867,470	862,814
AMSR 2026-SFR1 F2 Trust (a)(b)(d)	3/19/2026	1,250,000	1,022,111	1,014,257
Best Egg Asset Structured Pass Through Master Trust 2024-B (a)(b)(c)	12/06/2024	14,920	1,546,236	2,407,558
Best Egg Asset Structured Pass Through Master Trust 2025-1HS (a)(b)(c)	9/11/2025	29,645	3,794,709	4,165,600
Best Egg Asset Structured Pass Through Master Trust 2025-A (a)(b)(c)	1/16/2025	12,564	2,000,051	1,142,531
Best Egg Asset Structured Pass Through Master Trust 2025-B (a)(b)(c)	2/18/2025	12,628	1,049,279	1,533,386
Best Egg Asset Structured Pass Through Master Trust 2025-C (a)(b)(c)	3/14/2025	12,392	686,510	908,786
Best Egg Asset Structured Pass Through Master Trust 2025-E (a)(b)(c)	6/12/2025	17,568	2,410,957	3,574,327
Best Egg Asset Structured Pass Through Master Trust 2025-F (a)(b)(c)	8/14/2025	13,139	1,766,354	2,346,472
Best Egg Asset Structured Pass Through Master Trust 2025-G (a)(b)(c)	9/17/2025	8,317	1,534,274	1,216,251
Best Egg Asset Structured Pass Through Master Trust 2025-H (a)(b)(c)	11/13/2025	9,517	1,178,142	1,472,908
Firstkey Homes 2021-SFR1 Trust (a)(b)(d)	12/15/2022	2,000,000	1,804,677	1,981,828
Home Partners of America 2021-2 Trust (a)(b)(d)	1/12/2023	2,398,362	2,387,987	2,338,253
LendingClub Structured Loan Certificate Issuer Trust Series 2025-P8 (a)(b)(c)	5/27/2025	166,600	5,908,767	4,395,290
LendingClub Structured Loan Certificate Issuer Trust Series 2025-P9 (a)(b)(c)	6/23/2025	202,500	5,729,213	4,247,923
LendingClub Structured Loan Certificate Issuer Trust Series 2025-P10 (a)(b)(c)	7/21/2025	132,800	2,865,287	2,016,259
LendingClub Structured Loan Certificate Issuer Trust Series 2025-P12 (a)(b)(c)	8/22/2025	182,700	3,341,252	2,502,649
LendingClub Structured Loan Certificate Issuer Trust Series 2025-P13 (a)(b)(c)	9/09/2025	218,765	3,942,453	2,995,907
LendingClub Structured Loan Certificate Issuer Trust Series 2025-P15 (a)(b)(c)	10/21/2025	341,653	6,199,944	5,251,777
LendingClub Structured Loan Certificate Issuer Trust Series 2026-P2 (a)(b)(c)	1/20/2026	72,000	1,071,550	1,030,552
Lendingpoint 2022-C Asset Securitization Trust (a)(b)(c)	9/23/2022	3,000,000	2,984,833	767,707
Marlette Funding Trust 2022-2 (a)(b)(c)	6/28/2022	504,429	496,836	503,588
Marlette Funding Trust 2023-3 (a)(b)(c)	7/18/2023	3,840	104,428	283,821
Marlette Funding Trust 2025-03A (a)(b)(c)	3/11/2025	25,894,213	25,808,762	24,917,299
PAR 2025-1 Issuer Trust (a)(b)(c)	9/02/2025	8,395,880	8,250,000	7,449,984
PAR 2026-1 Issuer Trust (a)(b)(c)	2/20/2026	3,232,702	3,319,747	3,394,019
PAR 2026-1 B Issuer Trust (a)(b)(c)	2/20/2026	1,250,000	1,249,970	1,249,970
Progress Re 2021-SFR10 Trust (a)(b)(d)	11/19/2021	4,141,943	4,141,837	3,746,819
Progress Re 2022-SFR3 Trust (a)(b)(d)	4/05/2022	3,000,000	2,917,628	2,950,066
Progress Re 2023-SFR2 Trust (a)(b)(d)	9/19/2023	2,000,000	1,825,940	1,891,355
Progress Re 2024-SFR4 Trust (a)(b)(d)	6/21/2024	3,000,000	2,432,569	2,544,149
Progress Re 2025-SFR1 E1 Trust (a)(b)(d)	1/10/2025	2,000,000	1,796,070	1,806,722
Progress Re 2025-SFR1 E2 Trust (a)(b)(d)	1/10/2025	4,000,000	3,530,195	3,555,900
Prosper Marketplace Issuance Trust Series 2023-1 (a)(b)(c)	9/19/2023	2,868,744	2,868,317	2,897,864
Prosper Pass-Thru Trust III Series 2026 PT1 (a)(b)(c)	3/31/2026	59,945,000	60,312,546	60,669,205
Upgrade Master Pass-Thru Trust Series 2023-PT1 (a)(b)(c)	7/31/2023	6,900,519	6,794,399	6,351,698
Upgrade Master Pass-Thru Trust Series 2025-PT1 (a)(b)(c)	7/01/2025	35,091,124	34,513,988	32,778,475

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

18	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	ACQUISTION DATE	PAR	COST	VALUE
United States - 19.6% (continued)
Upgrade Master Pass-Thru Trust Series 2025-ST4 (a)(b)(c)	6/27/2025	$4,539,000	$4,281,479	$2,459,923
Upgrade Master Pass-Thru Trust Series 2025-ST7 (a)(b)(c)	10/16/2025	8,800,000	7,882,448	6,068,879
Upstart Asset Trust I Series 2023-1-GS (a)(b)(c)	12/05/2023	10,932,977	10,639,723	10,357,276
Upstart Asset Trust I Series 2025-1-GS (a)(b)(c)	6/26/2025	38,117,941	38,450,082	36,286,203
Upstart Asset Trust I Series 2025-2-GS (a)(b)(c)	8/22/2025	48,914,090	49,404,734	47,067,086
Upstart Asset Trust I Series 2026-1-GS (a)(b)(c)	4/22/2026	61,746,593	62,395,256	62,620,294
Upstart Pass-Through 2021-ST3 (a)(b)(c)	4/08/2021	2,850,000	475,822	14,869
Upstart Pass-Through 2021-ST4 (a)(b)(c)	5/13/2021	3,060,000	699,946	38,612
Upstart Pass-Through 2021-ST5 (a)(b)(c)	6/03/2021	1,000,000	384,257	23,749
Upstart Securitization Trust 2024-1 (a)(b)(c)	10/30/2024	5,000,000	4,999,975	5,025,275
Upstart Securitization Trust 2025-1 (a)(b)(c)	4/23/2025	3,500,000	3,449,873	3,630,675
Upstart Securitization Trust 2026-1 (a)(b)(c)	3/16/2026	2,207	1,774,178	1,856,691
TOTAL ASSET-BACKED SECURITIES (Cost $461,215,939)				427,574,562

	PAR	VALUE
EVENT LINKED BONDS - 31.7% (e)
Canada - 0.1%
Multiperil - 0.1%
MMIFS Re 2025-1 Class A, 5.20% (CORRA + 2.90%), 01/10/2028 (Acquired 1/8/2025 - 2/7/2025, Cost $1,697,434) (f)(g)(h)	CAD 2,438,000	1,794,196
MMIFS Re 2026-1 Class A, 8.97% (CORRA + 6.67%), 01/08/2029 (Acquired 1/2/2026, Cost $1,212,364) (f)(g)(h)	1,665,000	1,219,378
		3,013,574
Chile - 0.0% (i)
Earthquake - 0.0% (i)
Maschpark Re 2024-1 Class A, 7.01% (Treasury Money Market Fund + 3.50%), 01/10/2028 (Acquired 11/26/2024, Cost $338,000) (f)(g)(h)	$ 338,000	344,152
		344,152
Europe - 0.6%
Earthquake - 0.1%
Azzurro Re II DAC 2024-1 Class A, 8.49% (3 Month EURIBOR + 6.25%), 04/20/2028 (Acquired 3/21/2024, Cost $1,021,594) (f)(g)(h)	EUR 941,000	1,115,618
Lion Re DAC 2025-1 Class B, 8.20% (3 Month EURIBOR + 6.00%), 06/15/2029 (Acquired 5/22/2025, Cost $1,160,561) (f)(g)(h)	1,029,000	1,217,351
		2,332,969
Multiperil - 0.2%
Hexagon IV Re 2025-1 Class A, 7.20% (3 Month EURIBOR + 4.96%), 01/22/2030 (Acquired 10/29/2025, Cost $1,865,191) (f)(g)(h)	1,608,000	1,896,672
King Max Re DAC, 7.93% (3 Month EURIBOR + 5.00%), 01/06/2027 (Acquired 12/8/2023, Cost $1,151,751) (f)(g)(h)	1,070,000	1,274,082
Taranis Re DAC 2023-1 Class A, 11.19% (3 Month EURIBOR + 8.99%), 01/21/2028 (Acquired 11/29/2023, Cost $393,947) (f)(g)(h)	359,000	435,983
		3,606,737
Terrorism - 0.1%
Baltic PCC 2026-1 Class A, 9.16% (3 Month U.S. Treasury Bill Rate + 5.50%), 04/06/2029 (Acquired 3/23/2026, Cost $1,986,595) (f)(g)(h)	GBP 1,479,000	2,012,546
Windstorm - 0.2%
Blue Sky Re DAC 2023-1, 8.33% (3 Month EURIBOR + 6.16%), 01/26/2027 (Acquired 12/11/2023, Cost $530,689) (f)(g)(h)	EUR 493,000	595,507
Eiffel Re 2023-1 Class A, 5.82% (3 Month EURIBOR + 3.58%), 01/19/2027 (Acquired 6/22/2023 - 2/7/2025, Cost $2,078,911) (f)(g)(h)	1,917,000	2,282,405

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	19

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Windstorm - 0.2% (continued)
Hexagon IV Re 2023-1 Class A, 10.67% (3 Month EURIBOR + 8.43%), 01/21/2028 (Acquired 11/7/2023, Cost $1,116,613) (f)(g)(h)	EUR 1,044,000	$1,284,660
Orange Capital Re 2023-1 Class A, 10.43% (3 Month EURIBOR + 8.33%), 01/08/2027 (Acquired 11/17/2023, Cost $319,618) (f)(g)(h)(j)	293,000	353,527
Quercus Re DAC, 10.15% (3 Month EURIBOR + 8.00%), 07/08/2027 (Acquired 7/15/2024, Cost $343,302) (f)(g)(h)	315,000	377,871
		4,893,970
		12,846,222
France - 0.0% (i)
Terrorism - 0.0% (i)
Athena I Re DAC, 7.45% (3 Month EURIBOR + 5.25%), 01/21/2028 (Acquired 11/21/2024, Cost $322,770) (f)(g)(h)	308,000	363,184
Global - 1.5%
Cyber - 0.4%
East Lane Re VII 2026-1 Class A, 12.05% (Treasury Money Market Fund + 8.50%), 03/31/2028 (Acquired 12/22/2025, Cost $1,629,000) (f)(g)(h)	$ 1,629,000	1,628,674
PoleStar Re 2024-3 Class A, 14.14% (Treasury Money Market Fund + 10.59%), 01/07/2028 (Acquired 9/19/2024 - 2/7/2025, Cost $3,347,065) (f)(g)(h)	3,332,000	3,478,275
PoleStar Re 2026-1 Class A, 10.55% (Treasury Money Market Fund + 7.00%), 01/08/2029 (Acquired 12/5/2025, Cost $1,666,000) (f)(g)(h)	1,666,000	1,666,666
PoleStar Re 2026-1 Class B, 12.55% (Treasury Money Market Fund + 9.00%), 01/08/2029 (Acquired 12/5/2025, Cost $1,151,000) (f)(g)(h)	1,151,000	1,161,762
PoleStar Re 2026-1 Class C, 14.05% (Treasury Money Market Fund + 10.50%), 01/08/2029 (Acquired 12/5/2025, Cost $516,000) (f)(g)(h)	516,000	516,129
		8,451,506
Earthquake - 0.1%
3264 Re 2025-1 Class B, 6.51% (Treasury Money Market Fund + 3.00%), 02/07/2028 (Acquired 1/24/2025, Cost $1,029,000) (f)(g)(h)	1,029,000	1,034,299
Ashera Re 2024-1 Class A, 8.75% (Treasury Money Market Fund + 5.24%), 04/07/2027 (Acquired 3/21/2024, Cost $758,000) (f)(g)(h)	758,000	762,965
Liongate Re DAC, 7.24% (SOFR + 3.57%), 04/25/2028 (Acquired 5/14/2025, Cost $468,000) (f)(g)(h)	468,000	470,153
		2,267,417
Multiperil - 1.0%
3264 Re 2025-1 Class A, 24.76% (Treasury Money Market Fund + 21.25%), 02/07/2028 (Acquired 1/24/2025, Cost $1,029,000) (f)(g)(h)	1,029,000	1,063,729
Aragonite Re 2024-1 Class A, 8.96% (Treasury Money Market Fund + 5.45%), 04/07/2027 (Acquired 3/25/2024, Cost $931,000) (f)(g)(h)	931,000	946,641
Atlas Capital DAC 2024-1 Class A, 15.89% (SOFR + 12.22%), 06/08/2027 (Acquired 1/16/2025, Cost $284,382) (f)(g)(h)	267,000	285,917
Bridge Street Re 2025-2 Class A, 11.30% (Treasury Money Market Fund + 7.75%), 01/08/2029 (Acquired 12/22/2025, Cost $3,955,000) (f)(g)(h)	3,955,000	3,950,254
Claveau Re 2021-1 Class A, 3.65% (Treasury Money Market Fund + 0.10%), 07/08/2028 (Acquired 4/21/2023 - 7/7/2023, Cost $503,058) (f)(g)(h)(l)	503,508	0
Fuchsia 3 2025-1 Class A, 6.78% (Treasury Money Market Fund + 3.25%), 04/06/2029 (Acquired 12/12/2025, Cost $474,000) (f)(g)(h)	474,000	470,208
Herbie Re 2025-1 Class A, 34.55% (Treasury Money Market Fund + 31.00%), 06/07/2027 (Acquired 5/27/2025, Cost $660,000) (f)(g)(h)	660,000	711,480
Hypatia Re 2026-1 Class A, 8.52% (Treasury Money Market Fund + 5.00%), 05/14/2029 (Acquired 4/30/2026, Cost $2,141,000) (f)(g)(h)	2,141,000	2,141,000
Kendall Re 2024-1 Class A, 9.76% (Treasury Money Market Fund + 6.25%), 04/30/2027 (Acquired 4/22/2024 - 3/17/2025, Cost $2,768,792) (f)(g)(h)	2,738,000	2,790,706
Kilimanjaro II Re 2025-1 Class C-1, 7.51% (Treasury Money Market Fund + 4.00%), 07/09/2029 (Acquired 6/23/2025, Cost $316,000) (f)(g)(h)	316,000	322,099

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

20	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Multiperil - 1.0% (continued)
Kilimanjaro II Re 2025-2 Class C-2, 7.51% (Treasury Money Market Fund + 4.00%), 07/08/2030 (Acquired 6/23/2025, Cost $316,000) (f)(g)(h)	$ 316,000	$322,889
Matterhorn Re 2025-1 Class A, 10.55% (Treasury Money Market Fund + 7.00%), 02/04/2028 (Acquired 1/24/2025, Cost $592,000) (f)(g)(h)	592,000	590,757
Matterhorn Re 2025-1 Class B, 15.94% (Treasury Money Market Fund + 12.39%), 02/04/2028 (Acquired 1/24/2025, Cost $904,000) (f)(g)(h)	904,000	899,480
Montoya Re 2025-1 Class A, 9.27% (Treasury Money Market Fund + 5.75%), 04/07/2028 (Acquired 1/23/2025, Cost $265,000) (f)(g)(h)	265,000	264,470
Northshore Re II 2025-1 Class A, 8.55% (Treasury Money Market Fund + 5.00%), 04/07/2028 (Acquired 3/14/2025, Cost $1,893,000) (f)(g)(h)	1,893,000	1,897,259
Ocelot Re 2025-1 Class A, 8.05% (Treasury Money Market Fund + 4.50%), 02/26/2029 (Acquired 2/14/2025, Cost $2,977,000) (f)(g)(h)	2,977,000	3,029,842
Ocelot Re 2025-1 Class B, 9.80% (Treasury Money Market Fund + 6.25%), 02/26/2029 (Acquired 2/14/2025, Cost $438,000) (f)(g)(h)	438,000	450,023
Photon Re 2026-1 Class A, 11.55% (Treasury Money Market Fund + 8.00%), 03/07/2030 (Acquired 2/20/2026, Cost $285,000) (f)(g)(h)	285,000	283,546
Titania Re 2025-1 Class B, 19.76% (Treasury Money Market Fund + 16.25%), 07/09/2029 (Acquired 6/25/2025, Cost $393,000) (f)(g)(h)	393,000	409,644
Turicum Re 2026-1 A, 19.30% (Treasury Money Market Fund + 15.75%), 04/09/2029 (Acquired 4/8/2026, Cost $1,324,000) (f)(g)(h)	1,324,000	1,321,815
Wrigley Re 2023-1 Class A, 9.74% (Treasury Money Market Fund + 6.23%), 08/07/2026 (Acquired 7/14/2023, Cost $640,000) (f)(g)(h)	640,000	643,360
		22,795,119
		33,514,042
Great Britain - 0.3%
Flood - 0.1%
Vision 2039 2025-1 Class A, 9.41% (3 Month U.S. Treasury Bill Rate + 5.75%), 04/06/2028 (Acquired 3/10/2025, Cost $2,730,340) (f)(g)(h)	GBP 2,120,000	2,888,103
Terrorism - 0.2%
Baltic PCC 2025-1 Class A, 9.56% (3 Month U.S. Treasury Bill Rate + 5.90%), 04/06/2028 (Acquired 3/24/2025 - 2/25/2026, Cost $3,040,429) (f)(g)(h)	2,299,000	3,128,359
		6,016,462
Israel - 0.1%
Earthquake - 0.1%
Turris Re 2025-1 Class A, 5.95% (Treasury Money Market Fund + 2.40%), 01/08/2029 (Acquired 11/28/2025, Cost $1,809,000) (f)(g)(h)	$ 1,809,000	1,811,533
Japan - 0.7%
Earthquake - 0.5%
Kizuna Re III 2024-1 Class A, 6.40% (3 Month U.S. Treasury Bill Rate + 2.75%), 04/09/2029 (Acquired 3/13/2024, Cost $403,000) (f)(g)(h)	403,000	408,803
Kizuna Re III 2026-1 Class A, 6.16% (3 Month U.S. Treasury Bill Rate + 2.50%), 04/09/2031 (Acquired 3/16/2026, Cost $1,840,000) (f)(g)(h)	1,840,000	1,838,528
Nakama Re 2023-1 Class 2, 7.50% (3 Month Term SOFR + 4.00%), 05/09/2028 (Acquired 4/14/2023, Cost $667,000) (f)(g)(h)	667,000	684,575
Nakama Re 2025-1 Class 1, 5.76% (3 Month U.S. Treasury Bill Rate + 2.10%), 04/23/2030 (Acquired 4/11/2025, Cost $582,000) (f)(g)(h)	582,000	583,892
Nakama Re 2026-1 Class 1, 5.76% (3 Month U.S. Treasury Bill Rate + 2.10%), 04/09/2031 (Acquired 3/31/2026, Cost $416,000) (f)(g)(h)	416,000	415,688
Nakama Re Pte. 2021-1 Class 1, 5.58% (Treasury Money Market Fund + 2.05%), 10/13/2026 (Acquired 4/21/2023 - 2/7/2025, Cost $4,848,954) (f)(g)(h)	4,855,000	4,844,076
Nakama Re Pte. 2021-1 Class 2, 6.28% (Treasury Money Market Fund + 2.75%), 10/13/2026 (Acquired 4/21/2023 - 2/7/2025, Cost $2,002,252) (f)(g)(h)	2,013,000	2,016,221
		10,791,783

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	21

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Multiperil - 0.2%
Black Kite Re 2025-1 Class A, 11.51% (Treasury Money Market Fund + 8.00%), 05/08/2028 (Acquired 4/24/2025, Cost $516,000) (f)(g)(h)	$ 516,000	$518,761
Tomoni Re Pte 2024-1 Class A, 6.80% (Treasury Money Market Fund + 3.25%), 04/05/2028 (Acquired 3/25/2024, Cost $1,009,000) (f)(g)(h)	1,009,000	1,008,798
Tomoni Re Pte 2024-1 Class B, 7.55% (Treasury Money Market Fund + 4.00%), 04/05/2028 (Acquired 3/25/2024 - 2/7/2025, Cost $1,674,208) (f)(g)(h)	1,668,000	1,684,096
		3,211,655
		14,003,438
Mexico - 0.4%
Earthquake - 0.2%
IBRD CAR 132 Class A, 7.88% (SOFR + 4.22%), 04/24/2028 (Acquired 4/3/2024 - 2/7/2025, Cost $3,684,947) (f)(g)(h)	3,677,000	3,744,105
IBRD CAR 133 Class B, 14.88% (SOFR + 11.22%), 04/24/2028 (Acquired 4/3/2024, Cost $983,000) (f)(g)(h)	983,000	992,191
		4,736,296
Windstorm - 0.2%
IBRD CAR 134 Class C, 17.38% (SOFR + 13.72%), 04/24/2028 (Acquired 4/3/2024 - 2/7/2025, Cost $2,791,083) (f)(g)(h)	2,775,000	2,872,819
IBRD CAR 135 Class D, 15.88% (SOFR + 12.22%), 04/24/2028 (Acquired 5/1/2024, Cost $901,000) (f)(g)(h)	901,000	959,430
		3,832,249
		8,568,545
New Zealand - 0.1%
Multiperil - 0.1%
Totara Re Pte. 2023-1, 13.39%, 06/08/2027 (Acquired 5/24/2023 - 2/7/2025, Cost $1,999,751) (f)(g)(h)	NZD 3,304,000	1,998,003
Tajikistan - 0.0% (i)
Multiperil - 0.0% (i)
Asian Development Bank Tajikistan Disaster Relief Notes, 9.62% (Compounded SOFR + 6.00%), 05/30/2029 (Acquired 4/23/2026, Cost $730,000) (f)(g)(h)(h)	$ 730,000	730,000
United States - 27.9%
Brushfire - 0.7%
Golden Bear Re 2026-1 Class A, 13.30% (Treasury Money Market Fund + 9.75%), 01/08/2029 (Acquired 12/10/2025, Cost $10,158,000) (f)(g)(h)	10,158,000	10,318,496
Golden Bear Re 2026-2 Class A, 13.16% (3 Month U.S. Treasury Bill Rate + 9.50%), 03/07/2029 (Acquired 2/23/2026, Cost $5,656,000) (f)(g)(h)	5,656,000	5,666,181
		15,984,677
Earthquake - 4.0%
Acorn Re 2023-1 Class A, 7.87% (Treasury Money Market Fund + 4.35%), 11/06/2026 (Acquired 6/22/2023 - 2/7/2025, Cost $2,039,651) (f)(g)(h)	2,038,000	2,058,991
Acorn Re 2024-1 Class A, 6.62% (Treasury Money Market Fund + 3.10%), 11/05/2027 (Acquired 10/25/2024 - 2/7/2025, Cost $2,141,000) (f)(g)(h)	2,141,000	2,170,546
Herbie Re 2022-1 Class A, 17.05% (Treasury Money Market Fund + 13.50%), 01/08/2027 (Acquired 4/21/2023, Cost $303,996) (f)(g)(h)	302,000	312,328
Herbie Re 2026-1 Class A, 7.77% (Treasury Money Market Fund + 4.25%), 01/07/2030 (Acquired 1/16/2026, Cost $477,000) (f)(g)(h)	477,000	477,119
Sutter Re 2023-1 Class B, 10.26% (Treasury Money Market Fund + 6.75%), 06/19/2026 (Acquired 6/6/2023 - 3/25/2026, Cost $4,487,457) (f)(g)(h)	4,481,000	4,490,858
Sutter Re 2023-1 Class E, 13.26% (Treasury Money Market Fund + 9.75%), 06/19/2026 (Acquired 6/6/2023 - 4/28/2026, Cost $6,027,264) (f)(g)(h)	6,012,000	6,024,024
Torrey Pines Re 2023-1 Class A, 8.86% (Treasury Money Market Fund + 5.31%), 06/05/2026 (Acquired 5/18/2023 - 2/7/2025, Cost $1,225,599) (f)(g)(h)	1,225,000	1,226,960

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

22	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Earthquake - 4.0% (continued)
Torrey Pines Re 2024-1 Class A, 9.59% (Treasury Money Market Fund + 6.04%), 06/07/2027 (Acquired 5/17/2024 - 2/7/2025, Cost $3,623,401) (f)(g)(h)	$ 3,604,000	$3,721,851
Torrey Pines Re 2024-1 Class B, 10.66% (Treasury Money Market Fund + 7.11%), 06/07/2027 (Acquired 5/17/2024 - 2/7/2025, Cost $2,454,176) (f)(g)(h)	2,446,000	2,521,581
Torrey Pines Re 2024-1 Class C, 12.93% (Treasury Money Market Fund + 9.38%), 06/05/2026 (Acquired 5/17/2024 - 3/26/2026, Cost $1,874,707) (f)(g)(h)	1,871,000	1,878,671
Torrey Pines Re 2025-1 Class A, 7.30% (Treasury Money Market Fund + 3.75%), 06/07/2028 (Acquired 4/25/2025, Cost $98,067) (f)(g)(h)	2,299,000	2,343,256
Torrey Pines Re 2025-1 Class B, 8.05% (Treasury Money Market Fund + 4.50%), 06/07/2028 (Acquired 4/25/2025 - 2/4/2026, Cost $218,406) (f)(g)(h)	3,542,000	3,600,089
Torrey Pines Re 2025-1 Class C, 10.05% (Treasury Money Market Fund + 6.50%), 06/07/2028 (Acquired 4/25/2025 - 2/9/2026, Cost $3,400,135) (f)(g)(h)	3,372,000	3,461,021
Torrey Pines Re 2026-1 Class A, 6.76% (Treasury Money Market Fund + 3.00%), 06/07/2029 (Acquired 4/30/2026, Cost $2,447,000) (f)(g)(h)	2,447,000	2,447,000
Torrey Pines Re 2026-1 Class B, 7.51% (Treasury Money Market Fund + 3.75%), 06/07/2029 (Acquired 4/30/2026, Cost $1,529,000) (f)(g)(h)	1,529,000	1,529,000
Torrey Pines Re 2026-1 Class C, 9.76% (Treasury Money Market Fund + 6.00%), 06/07/2029 (Acquired 4/30/2026, Cost $1,224,000) (f)(g)(h)	1,224,000	1,224,000
Ursa Re 2023-2 Class E, 12.80% (Treasury Money Market Fund + 9.25%), 12/07/2026 (Acquired 10/10/2023 - 2/7/2025, Cost $3,866,000) (f)(g)(h)	3,866,000	3,952,405
Ursa Re 2023-3 Class AA, 9.02% (Treasury Money Market Fund + 5.50%), 12/07/2026 (Acquired 12/1/2023 - 2/7/2025, Cost $4,269,568) (f)(g)(h)	4,257,000	4,316,598
Ursa Re 2023-3 Class D, 12.27% (Treasury Money Market Fund + 8.75%), 12/07/2026 (Acquired 12/1/2023 - 3/5/2026, Cost $6,084,536) (f)(g)(h)	6,054,000	6,194,150
Ursa Re 2025-1 Class F, 11.01% (Treasury Money Market Fund + 7.50%), 02/22/2028 (Acquired 2/10/2025, Cost $4,974,000) (f)(g)(h)	4,974,000	5,045,128
Ursa Re II 2025-1 Class G, 12.55% (Treasury Money Market Fund + 9.00%), 06/07/2028 (Acquired 6/6/2025, Cost $7,753,000) (f)(g)(h)	7,753,000	7,928,606
Ursa Re II 2025-2 Class E, 8.52% (Treasury Money Market Fund + 5.00%), 12/07/2029 (Acquired 11/18/2025, Cost $1,824,000) (f)(g)(h)	1,824,000	1,816,339
Ursa Re II 2025-2 Class FG, 11.27% (Treasury Money Market Fund + 7.75%), 06/07/2028 (Acquired 11/18/2025, Cost $4,180,000) (f)(g)(h)	4,180,000	4,206,334
Veraison Re 2024-1 Class A, 8.25% (Treasury Money Market Fund + 4.74%), 03/08/2027 (Acquired 1/30/2024 - 2/7/2025, Cost $2,782,769) (f)(g)(h)	2,762,000	2,802,049
Veraison Re 2025-1 Class A, 7.01% (Treasury Money Market Fund + 3.50%), 03/08/2028 (Acquired 1/30/2025 - 3/6/2025, Cost $5,185,948) (f)(g)(h)	5,186,000	5,212,449
Veraison Re 2025-1 Class B, 8.51% (Treasury Money Market Fund + 5.00%), 03/08/2028 (Acquired 1/30/2025 - 2/7/2025, Cost $2,227,975) (f)(g)(h)	2,228,000	2,247,606
Veraison Re 2026-1 Class A, 6.41% (Treasury Money Market Fund + 2.90%), 03/08/2029 (Acquired 1/30/2026, Cost $582,000) (f)(g)(h)	582,000	583,455
Veraison Re 2026-1 Class B, 7.66% (Treasury Money Market Fund + 4.15%), 03/08/2029 (Acquired 1/30/2026, Cost $1,599,000) (f)(g)(h)	1,599,000	1,598,281
Wrigley Re 2023-1 Class B, 10.21% (Treasury Money Market Fund + 6.70%), 08/07/2026 (Acquired 7/14/2023 - 2/9/2026, Cost $2,622,928) (f)(g)(h)	2,616,000	2,637,582
		88,028,277
Fire - 0.1%
Greengrove Re 2025-1 Class A, 11.27% (Treasury Money Market Fund + 7.75%), 04/07/2028 (Acquired 3/19/2025, Cost $941,000) (f)(g)(h)	941,000	965,278
Luca Re 2025-1 Class A, 10.80% (Treasury Money Market Fund + 7.25%), 07/22/2028 (Acquired 7/1/2025, Cost $431,000) (f)(g)(h)	431,000	439,189
		1,404,467

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	23

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Flood - 0.5%
FloodSmart Re 2022-1 Class B, 4.01% (Treasury Money Market Fund + 0.50%), 02/26/2029 (Acquired 2/7/2025, Cost $295,703) (f)(g)(h)(l)	$ 296,537	$212,024
FloodSmart Re 2023-1 Class B, 25.91% (Treasury Money Market Fund + 22.40%), 03/11/2030 (Acquired 4/21/2023, Cost $278,052) (f)(g)(h)(l)	278,400	34,800
FloodSmart Re 2024-1 Class A, 17.87% (Treasury Money Market Fund + 14.36%), 03/12/2027 (Acquired 2/29/2024 - 2/7/2025, Cost $7,567,233) (f)(g)(h)	7,531,000	7,845,043
FloodSmart Re 2024-1 Class B, 21.14% (Treasury Money Market Fund + 17.63%), 03/12/2027 (Acquired 2/29/2024 - 2/7/2025, Cost $1,806,000) (f)(g)(h)	1,806,000	1,800,130
		9,891,997
Mortality/Longevity/Disease - 0.3%
Vitality Re XIV 2023 Class A, 7.01% (Treasury Money Market Fund + 3.50%), 01/05/2027 (Acquired 3/7/2024 - 3/14/2024, Cost $958,456) (f)(g)(h)	954,000	963,445
Vitality Re XV 2024 Class A, 6.01% (Treasury Money Market Fund + 2.50%), 01/07/2028 (Acquired 1/22/2024, Cost $556,000) (f)(g)(h)	556,000	560,392
Vitality Re XV 2024 Class B, 7.01% (Treasury Money Market Fund + 3.50%), 01/07/2028 (Acquired 1/22/2024 - 2/19/2026, Cost $1,216,260) (f)(g)(h)	1,214,000	1,224,805
Vitality Re XVI 2025 Class A, 5.27% (Treasury Money Market Fund + 1.75%), 01/08/2029 (Acquired 1/23/2025, Cost $748,000) (f)(g)(h)	748,000	744,148
Vitality Re XVI 2025 Class C, 7.27% (Treasury Money Market Fund + 3.75%), 01/08/2029 (Acquired 1/23/2025, Cost $365,000) (f)(g)(h)	365,000	362,773
Vitality Re XVII 2026 Class A, 5.51% (Treasury Money Market Fund + 2.00%), 01/08/2030 (Acquired 1/22/2026, Cost $670,000) (f)(g)(h)	670,000	669,531
Vitality Re XVII 2026 Class B, 5.91% (Treasury Money Market Fund + 2.40%), 01/08/2030 (Acquired 1/22/2026, Cost $669,000) (f)(g)(h)	669,000	665,755
Vitality Re XVII 2026 Class C, 7.51% (Treasury Money Market Fund + 4.00%), 01/08/2030 (Acquired 1/22/2026, Cost $419,000) (f)(g)(h)	419,000	418,686
		5,609,535
Multiperil - 10.1%
Aquila Re I 2023-1 Class B-1, 10.78% (Treasury Money Market Fund + 7.26%), 06/08/2026 (Acquired 5/10/2023 - 4/27/2026, Cost $1,774,148) (f)(g)(h)	1,772,000	1,779,620
Aquila Re I 2023-1 Class C-1, 12.35% (Treasury Money Market Fund + 8.83%), 06/08/2026 (Acquired 5/10/2023 - 2/24/2025, Cost $2,847,173) (f)(g)(h)	2,842,000	2,859,620
Aquila Re I 2024-1 Class A-1, 8.94% (Treasury Money Market Fund + 5.39%), 06/07/2027 (Acquired 4/26/2024, Cost $730,000) (f)(g)(h)	730,000	745,330
Aquila Re I 2024-1 Class B-1, 11.90% (Treasury Money Market Fund + 8.35%), 06/07/2027 (Acquired 4/26/2024 - 2/24/2025, Cost $990,792) (f)(g)(h)	979,000	1,013,901
Armor Re II 2026-1 Class A, 8.66% (3 Month U.S. Treasury Bill Rate + 5.00%), 06/07/2029 (Acquired 4/22/2026, Cost $1,231,000) (f)(g)(h)	1,231,000	1,231,000
Armor Re II 2026-1 Class B, 18.41% (3 Month U.S. Treasury Bill Rate + 14.75%), 06/07/2029 (Acquired 4/22/2026, Cost $1,346,000) (f)(g)(h)	1,346,000	1,346,000
Baldwin Re 2023-1 Class A, 8.60% (Treasury Money Market Fund + 5.05%), 07/07/2027 (Acquired 6/21/2023, Cost $446,000) (f)(g)(h)	446,000	455,500
Baldwin Re 2025-1 Class A, 7.30% (Treasury Money Market Fund + 3.75%), 07/09/2029 (Acquired 6/16/2025, Cost $2,551,000) (f)(g)(h)	2,551,000	2,585,439
Bluebonnet Re 2025-2 Class A, 15.55% (Treasury Money Market Fund + 12.00%), 06/07/2027 (Acquired 5/8/2025, Cost $2,863,000) (f)(g)(h)	2,863,000	2,930,996
Bonanza Re 2024-1 Class B, 7.27% (Treasury Money Market Fund + 3.75%), 12/19/2027 (Acquired 12/16/2024, Cost $391,000) (f)(g)(h)	391,000	390,668
Bonanza Re 2024-1 Class C, 9.02% (Treasury Money Market Fund + 5.50%), 12/19/2027 (Acquired 12/16/2024 - 2/7/2025, Cost $1,968,572) (f)(g)(h)	1,969,000	1,977,664
Bonanza Re 2025-1 Class A, 3.52% (Treasury Money Market Fund + 0.00%), 01/08/2027 (Acquired 12/15/2025, Cost $493,144) (f)(g)(h)	553,000	480,336
Bridge Street Re 2025-1 Class A, 7.55% (Treasury Money Market Fund + 4.00%), 01/07/2028 (Acquired 12/24/2024 - 2/7/2025, Cost $2,678,800) (f)(g)(h)	2,680,000	2,687,906

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

24	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Multiperil - 10.1% (continued)
Commonwealth Re 2025-1 Class A, 7.30% (Treasury Money Market Fund + 3.75%), 07/10/2028 (Acquired 5/30/2025 - 3/3/2026, Cost $3,547,863) (f)(g)(h)	$ 3,522,000	$3,584,868
Finca Re 2025-1 Class A, 8.80% (Treasury Money Market Fund + 5.25%), 06/07/2028 (Acquired 6/4/2025 - 2/20/2026, Cost $1,163,068) (f)(g)(h)	1,152,000	1,168,243
Foundation Re 2023-1 Class A, 9.80% (Treasury Money Market Fund + 6.25%), 01/08/2027 (Acquired 12/19/2023 - 2/7/2025, Cost $1,937,329) (f)(g)(h)	1,934,000	1,963,784
Foundation Re 2026-1 Class A, 7.05% (Treasury Money Market Fund + 3.50%), 01/07/2030 (Acquired 12/4/2025, Cost $3,979,000) (f)(g)(h)	3,979,000	3,987,157
Four Lakes Re 2023-1 Class A, 9.07% (Treasury Money Market Fund + 5.80%), 01/07/2027 (Acquired 12/8/2023, Cost $433,000) (f)(g)(h)	433,000	435,317
Four Lakes Re 2024-1 Class A, 9.05% (Treasury Money Market Fund + 5.50%), 01/07/2028 (Acquired 12/11/2024 - 3/25/2026, Cost $2,938,495) (f)(g)(h)	2,923,000	2,974,299
Four Lakes Re 2024-1 Class B, 11.80% (Treasury Money Market Fund + 8.25%), 01/07/2028 (Acquired 12/11/2024, Cost $653,000) (f)(g)(h)	653,000	655,090
Four Lakes Re 2025-1 Class A, 6.80% (Treasury Money Market Fund + 3.25%), 01/08/2029 (Acquired 12/11/2025, Cost $277,000) (f)(g)(h)	277,000	276,501
Four Lakes Re 2025-1 Class B, 9.55% (Treasury Money Market Fund + 6.00%), 01/08/2029 (Acquired 12/11/2025, Cost $396,000) (f)(g)(h)	396,000	391,505
Fuchsia 2 2024-1 Class A, 8.67% (Treasury Money Market Fund + 5.14%), 04/06/2028 (Acquired 12/18/2024 - 2/7/2025, Cost $3,238,988) (f)(g)(h)	3,242,000	3,306,192
Fuchsia 2023-1 Class A, 13.82% (Treasury Money Market Fund + 10.29%), 04/06/2027 (Acquired 12/14/2023, Cost $1,136,000) (f)(g)(h)	1,136,000	1,170,421
Galileo Re 2023-1 Class A, 10.51% (Treasury Money Market Fund + 7.00%), 01/07/2028 (Acquired 12/4/2023 - 2/7/2025, Cost $2,317,232) (f)(g)(h)	2,304,000	2,373,811
Gateway Re 2026-1 Class A, 5.55% (Treasury Money Market Fund + 2.00%), 07/06/2029 (Acquired 2/3/2026, Cost $4,552,000) (f)(g)(h)	4,552,000	4,517,177
Gateway Re 2026-1 Class AA, 5.55% (Treasury Money Market Fund + 2.00%), 07/06/2029 (Acquired 2/3/2026, Cost $894,000) (f)(g)(h)	894,000	888,815
Gateway Re 2026-1 Class AAA-2, 5.55% (Treasury Money Market Fund + 2.00%), 07/06/2029 (Acquired 2/3/2026, Cost $1,517,000) (f)(g)(h)	1,517,000	1,509,112
Gateway Re 2026-2 Class B, 5.55% (Treasury Money Market Fund + 2.00%), 07/06/2029 (Acquired 2/23/2026, Cost $2,446,000) (f)(g)(h)	2,446,000	2,428,511
Herbie Re 2024-2 Class A, 10.80% (Treasury Money Market Fund + 7.25%), 01/08/2029 (Acquired 12/17/2024, Cost $875,000) (f)(g)(h)	875,000	874,300
Herbie Re 2024-2 Class B, 14.30% (Treasury Money Market Fund + 10.75%), 01/08/2029 (Acquired 12/17/2024, Cost $875,000) (f)(g)(h)	875,000	893,813
Herbie Re 2024-2 Class C, 26.55% (Treasury Money Market Fund + 23.00%), 01/08/2027 (Acquired 12/17/2024, Cost $762,000) (f)(g)(h)	762,000	751,065
High Point Re 2023-1 Class A, 9.19% (Treasury Money Market Fund + 5.64%), 01/06/2027 (Acquired 12/1/2023 - 2/7/2025, Cost $4,537,743) (f)(g)(h)(j)	4,532,000	4,570,069
Locke Tavern Re 2026-1 Class A, 6.80% (Treasury Money Market Fund + 3.25%), 04/09/2029 (Acquired 3/5/2026, Cost $945,000) (f)(g)(h)	945,000	941,834
Locke Tavern Re 2026-1 Class B, 7.80% (Treasury Money Market Fund + 4.25%), 04/09/2029 (Acquired 3/5/2026, Cost $1,339,000) (f)(g)(h)	1,339,000	1,333,711
Long Point Re IV 2022-1 Class A, 7.80% (Treasury Money Market Fund + 4.25%), 06/01/2026 (Acquired 4/21/2023 - 4/21/2026, Cost $13,811,382) (f)(g)(h)	13,835,000	13,829,466
Matterhorn Re 2026-1 Class B, 15.30% (Treasury Money Market Fund + 11.75%), 02/16/2029 (Acquired 2/4/2026, Cost $414,000) (f)(g)(h)	414,000	406,796
Merna Re II 2023-1 Class A, 11.89% (Treasury Money Market Fund + 8.38%), 07/07/2026 (Acquired 4/21/2023 - 2/7/2025, Cost $1,853,591) (f)(g)(h)	1,850,000	1,862,302
Merna Re II 2023-2 Class A, 13.98% (Treasury Money Market Fund + 10.47%), 07/07/2026 (Acquired 4/21/2023 - 2/7/2025, Cost $2,124,972) (f)(g)(h)	2,121,000	2,151,118
Merna Re II 2024-1 Class A, 10.98% (Treasury Money Market Fund + 7.47%), 07/07/2027 (Acquired 5/8/2024 - 2/10/2026, Cost $4,264,152) (f)(g)(h)	4,196,000	4,315,586
Merna Re II 2024-2 Class A, 12.26% (Treasury Money Market Fund + 8.75%), 07/07/2027 (Acquired 5/8/2024 - 2/7/2025, Cost $3,430,851) (f)(g)(h)	3,410,000	3,498,319

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	25

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Multiperil - 10.1% (continued)
Merna Re II 2024-3 Class A, 12.00% (Treasury Money Market Fund + 8.49%), 07/07/2027 (Acquired 5/8/2024 - 2/7/2025, Cost $5,763,035) (f)(g)(h)	$ 5,723,000	$5,872,656
Merna Re II 2025-3 Class A, 10.55% (Treasury Money Market Fund + 7.00%), 07/07/2028 (Acquired 5/14/2025, Cost $4,839,000) (f)(g)(h)	4,839,000	5,011,752
Merna Re II 2025-4 Class A, 11.30% (Treasury Money Market Fund + 7.75%), 07/07/2028 (Acquired 5/14/2025, Cost $4,986,000) (f)(g)(h)	4,986,000	5,067,272
Mona Lisa Re 2024-1 Class A, 13.30% (Treasury Money Market Fund + 9.75%), 06/25/2027 (Acquired 1/23/2025 - 2/13/2025, Cost $1,147,237) (f)(g)(h)	1,096,000	1,146,197
Mona Lisa Re 2025-1 Class A, 11.55% (Treasury Money Market Fund + 8.00%), 01/08/2029 (Acquired 12/3/2024 - 2/7/2025, Cost $1,619,335) (f)(g)(h)	1,619,000	1,634,785
Mona Lisa Re 2025-1 Class B, 14.05% (Treasury Money Market Fund + 10.50%), 01/07/2028 (Acquired 12/3/2024 - 2/7/2025, Cost $1,694,681) (f)(g)(h)	1,693,000	1,696,640
Montoya Re 2025-2 Class A, 8.80% (Treasury Money Market Fund + 5.25%), 04/09/2030 (Acquired 12/12/2025, Cost $1,154,000) (f)(g)(h)	1,154,000	1,154,577
Mountain Re 2023-1 Class A, 10.26% (Treasury Money Market Fund + 6.74%), 06/05/2026 (Acquired 5/24/2023 - 3/5/2024, Cost $892,628) (f)(g)(h)	892,000	895,568
Mystic Re IV 2025-1 Class A, 8.41% (Treasury Money Market Fund + 4.90%), 01/10/2028 (Acquired 12/17/2024, Cost $848,000) (f)(g)(h)	848,000	849,569
Mystic Re IV 2025-1 Class B, 13.17% (Treasury Money Market Fund + 9.66%), 01/10/2028 (Acquired 12/17/2024 - 2/11/2026, Cost $1,206,272) (f)(g)(h)	1,193,000	1,201,291
Mystic Re IV 2025-1 Class C, 17.64% (Treasury Money Market Fund + 14.13%), 01/10/2028 (Acquired 12/17/2024 - 2/7/2025, Cost $1,545,885) (f)(g)(h)	1,748,000	1,666,368
Mystic Re IV 2026-1 Class A, 6.76% (Treasury Money Market Fund + 3.25%), 01/08/2029 (Acquired 12/11/2025, Cost $746,000) (f)(g)(h)	746,000	740,890
Mystic Re IV 2026-1 Class B, 10.41% (Treasury Money Market Fund + 6.90%), 01/08/2029 (Acquired 12/11/2025, Cost $1,268,000) (f)(g)(h)	1,268,000	1,253,608
One Shield Re 2026-1 Class A, 11.55% (Treasury Money Market Fund + 8.00%), 04/27/2029 (Acquired 4/10/2026, Cost $2,798,000) (f)(g)(h)	2,798,000	2,796,181
Puerto Rico Parametric Re 2024-1 Class A, 12.51% (Treasury Money Market Fund + 9.00%), 06/07/2027 (Acquired 6/14/2024, Cost $368,000) (f)(g)(h)	368,000	384,118
Residential Re 2021-I Class 11, 3.62% (Treasury Money Market Fund + 0.10%), 06/06/2028 (Acquired 4/21/2023 - 2/7/2025, Cost $1,906,000) (f)(g)(h)(l)	1,906,000	47,745
Residential Re 2021-I Class 12, 9.02% (Treasury Money Market Fund + 5.51%), 06/06/2028 (Acquired 4/21/2023 - 2/7/2025, Cost $1,458,000) (f)(g)(h)	1,458,000	1,002,375
Residential Re 2022-I Class 11, 16.04% (Treasury Money Market Fund + 12.52%), 06/06/2026 (Acquired 4/21/2023, Cost $402,431) (f)(g)(h)(l)	406,000	16,260
Residential Re 2022-I Class 12, 11.20% (Treasury Money Market Fund + 7.68%), 06/06/2026 (Acquired 4/21/2023, Cost $574,782) (f)(g)(h)	579,000	403,853
Residential Re 2022-I Class 13, 9.14% (Treasury Money Market Fund + 5.59%), 06/06/2026 (Acquired 4/21/2023 - 2/7/2025, Cost $2,331,448) (f)(g)(h)	2,346,000	2,170,050
Residential Re 2022-I Class 14, 7.51% (Treasury Money Market Fund + 4.00%), 06/06/2026 (Acquired 4/21/2023 - 2/7/2025, Cost $2,849,112) (f)(g)(h)	2,858,000	2,859,572
Residential Re 2023-I Class 13, 14.56% (Treasury Money Market Fund + 11.04%), 06/06/2027 (Acquired 4/28/2023 - 2/7/2025, Cost $2,583,494) (f)(g)(h)	2,758,000	1,896,125
Residential Re 2023-I Class 14, 10.27% (Treasury Money Market Fund + 6.76%), 06/06/2027 (Acquired 4/28/2023 - 2/7/2025, Cost $4,606,010) (f)(g)(h)	4,611,000	4,648,810
Residential Re 2023-II Class 3, 12.25% (Treasury Money Market Fund + 8.70%), 12/06/2027 (Acquired 11/7/2023, Cost $1,105,000) (f)(g)(h)	1,105,000	1,133,841
Residential Re 2023-II Class 5, 9.52% (Treasury Money Market Fund + 5.97%), 12/06/2027 (Acquired 11/7/2023 - 2/7/2025, Cost $3,245,828) (f)(g)(h)	3,232,000	3,346,251
Residential Re 2024-I Class 14, 9.53% (Treasury Money Market Fund + 5.98%), 06/06/2028 (Acquired 4/25/2024, Cost $651,000) (f)(g)(h)	651,000	644,653
Residential Re 2024-II Class 2, 16.93% (Treasury Money Market Fund + 13.42%), 12/06/2028 (Acquired 11/4/2024, Cost $706,000) (f)(g)(h)	706,000	734,311
Residential Re 2024-II Class 3, 10.49% (Treasury Money Market Fund + 6.94%), 12/06/2028 (Acquired 11/4/2024 - 2/7/2025, Cost $2,369,529) (f)(g)(h)	2,361,000	2,388,151

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

26	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Multiperil - 10.1% (continued)
Residential Re 2024-II Class 4, 8.93% (Treasury Money Market Fund + 5.38%), 12/06/2028 (Acquired 11/4/2024 - 2/7/2025, Cost $1,914,279) (f)(g)(h)	$ 1,910,000	$1,946,576
Residential Re 2025-I Class 13, 16.55% (Treasury Money Market Fund + 13.00%), 06/06/2029 (Acquired 5/2/2025, Cost $669,000) (f)(g)(h)	669,000	670,505
Residential Re 2025-I Class 14, 11.30% (Treasury Money Market Fund + 7.75%), 06/06/2029 (Acquired 5/2/2025, Cost $1,820,000) (f)(g)(h)	1,820,000	1,867,502
Residential Re 2025-I Class 15, 9.26% (Treasury Money Market Fund + 5.75%), 06/06/2029 (Acquired 5/2/2025, Cost $2,526,000) (f)(g)(h)	2,526,000	2,591,550
Residential Re 2025-II Class 2, 13.76% (Treasury Money Market Fund + 10.25%), 12/06/2029 (Acquired 10/17/2025, Cost $1,038,000) (f)(g)(h)	1,038,000	1,024,610
Residential Re 2025-II Class 5, 6.80% (Treasury Money Market Fund + 3.25%), 12/06/2029 (Acquired 10/17/2025, Cost $1,038,000) (f)(g)(h)	1,038,000	1,025,959
Riverfront Re 2025 Class A, 9.01% (Treasury Money Market Fund + 5.50%), 01/08/2029 (Acquired 4/21/2025, Cost $1,457,000) (f)(g)(h)	1,457,000	1,527,592
Sanders Re II 2024-3 Class A, 7.54% (Treasury Money Market Fund + 3.99%), 04/07/2029 (Acquired 12/10/2024 - 2/7/2025, Cost $3,588,553) (f)(g)(h)(j)	3,588,000	3,635,900
Sanders Re II 2024-3 Class B, 8.91% (Treasury Money Market Fund + 5.36%), 04/07/2029 (Acquired 12/10/2024 - 2/7/2025, Cost $3,658,058) (f)(g)(h)(j)	3,661,000	3,702,003
Sanders Re II 2025-1 Class A, 7.51% (Treasury Money Market Fund + 4.00%), 04/07/2028 (Acquired 3/13/2025, Cost $2,268,000) (f)(g)(h)	2,268,000	2,311,999
Sanders Re II 2025-1 Class A-2, 7.76% (Treasury Money Market Fund + 4.25%), 04/08/2030 (Acquired 3/13/2025, Cost $1,988,000) (f)(g)(h)	1,988,000	2,075,472
Sanders Re II 2025-1 Class B-1, 8.01% (Treasury Money Market Fund + 4.50%), 04/07/2028 (Acquired 3/13/2025, Cost $1,305,000) (f)(g)(h)	1,305,000	1,329,795
Sanders Re II 2025-1 Class B-2, 8.26% (Treasury Money Market Fund + 4.75%), 04/08/2030 (Acquired 3/13/2025 - 2/9/2026, Cost $4,432,986) (f)(g)(h)	4,408,000	4,612,972
Sanders Re II 2025-2 Class A-1, 10.55% (Treasury Money Market Fund + 7.00%), 06/07/2028 (Acquired 5/22/2025, Cost $772,000) (f)(g)(h)	772,000	798,094
Sanders Re III 2022-3 Class A, 9.54% (Treasury Money Market Fund + 5.99%), 04/07/2027 (Acquired 4/21/2023, Cost $607,362) (f)(g)(h)	604,000	618,345
Sanders Re III 2023-1 Class A, 9.02% (Treasury Money Market Fund + 5.47%), 04/07/2027 (Acquired 4/21/2023, Cost $415,976) (f)(g)(h)	415,000	421,744
Sanders Re III 2023-1 Class B, 19.39% (Treasury Money Market Fund + 15.84%), 04/07/2027 (Acquired 4/21/2023, Cost $516,860) (f)(g)(h)	518,000	513,804
Sanders Re III 2023-2 Class A, 11.27% (Treasury Money Market Fund + 7.72%), 06/05/2026 (Acquired 5/24/2023 - 2/7/2025, Cost $3,848,341) (f)(g)(h)	3,802,000	3,818,539
Sanders Re III 2024-1 Class A, 9.11% (Treasury Money Market Fund + 5.56%), 04/07/2028 (Acquired 1/16/2024 - 2/7/2025, Cost $3,185,896) (f)(g)(h)	3,167,000	3,271,986
Sanders Re III 2026-1B Class B-1, 8.66% (Treasury Money Market Fund + 5.00%), 04/08/2030 (Acquired 2/24/2026, Cost $7,260,000) (f)(g)(h)	7,260,000	7,252,377
Sanders Re III 2026-1B Class B-2, 8.66% (3 Month U.S. Treasury Bill Rate + 5.00%), 04/07/2031 (Acquired 2/24/2026, Cost $7,451,000) (f)(g)(h)	7,451,000	7,417,471
Sanders Re IV 2026-1A Class A-1, 7.02% (Treasury Money Market Fund + 3.50%), 04/08/2030 (Acquired 2/24/2026, Cost $5,655,000) (f)(g)(h)	5,655,000	5,631,249
Sanders Re IV 2026-1A Class A-2, 7.02% (Treasury Money Market Fund + 3.50%), 04/07/2031 (Acquired 2/24/2026, Cost $5,770,000) (f)(g)(h)	5,770,000	5,746,920
Skyline Re II 2025-1 Class A, 7.16% (3 Month U.S. Treasury Bill Rate + 3.50%), 01/07/2030 (Acquired 12/23/2025, Cost $1,044,000) (f)(g)(h)	1,044,000	1,038,832
Solomon Re 2023-1 Class A, 9.03% (Treasury Money Market Fund + 5.52%), 06/08/2026 (Acquired 6/12/2023, Cost $402,000) (f)(g)(h)	402,000	402,844
Stabilitas Re 2023-1 Class A, 12.03% (Treasury Money Market Fund + 8.48%), 06/05/2026 (Acquired 12/20/2024 - 2/7/2025, Cost $1,419,293) (f)(g)(h)	1,415,000	1,419,811
Titania Re 2024-1 Class A, 9.76% (Treasury Money Market Fund + 6.25%), 11/26/2027 (Acquired 11/14/2024, Cost $1,081,000) (f)(g)(h)	1,081,000	1,088,567
Titania Re 2024-1 Class B, 13.01% (Treasury Money Market Fund + 9.50%), 11/26/2027 (Acquired 11/14/2024, Cost $1,023,000) (f)(g)(h)	1,023,000	1,011,082

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	27

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Multiperil - 10.1% (continued)
Titania Re 2026-1 Class A, 11.16% (3 Month U.S. Treasury Bill Rate + 7.50%), 04/30/2029 (Acquired 4/15/2026, Cost $1,549,000) (f)(g)(h)	$ 1,549,000	$1,548,225
Titania Re 2026-1 Class B, 18.66% (3 Month U.S. Treasury Bill Rate + 15.00%), 04/30/2029 (Acquired 4/15/2026, Cost $1,394,000) (f)(g)(h)	1,394,000	1,392,815
Topanga Re 2025-1 Class A, 8.30% (Treasury Money Market Fund + 4.75%), 01/07/2030 (Acquired 12/4/2025, Cost $6,406,000) (f)(g)(h)	6,406,000	6,373,970
Topanga Re 2025-1 Class B, 9.30% (Treasury Money Market Fund + 5.75%), 01/07/2030 (Acquired 12/4/2025, Cost $637,000) (f)(g)(h)	637,000	632,987
Yosemite Re 2025-1 Class A, 10.76% (Treasury Money Market Fund + 7.25%), 06/07/2028 (Acquired 3/18/2025 - 3/24/2026, Cost $2,310,553) (f)(g)(h)	2,254,000	2,350,584
		221,279,312
Windstorm - 12.2%
1886 Re 2025-1 Class A, 8.05% (Treasury Money Market Fund + 4.50%), 07/09/2029 (Acquired 5/15/2025, Cost $1,063,000) (f)(g)(h)	1,063,000	1,096,059
3264 Re 2024-1 Class B, 21.51% (Treasury Money Market Fund + 18.00%), 07/08/2027 (Acquired 6/24/2024, Cost $367,000) (f)(g)(h)	367,000	380,652
Alamo Re 2023-1 Class A, 12.59% (Treasury Money Market Fund + 9.08%), 06/07/2026 (Acquired 4/12/2023 - 4/21/2026, Cost $15,771,883) (f)(g)(h)	15,711,000	15,780,914
Alamo Re 2024-1 Class A, 10.05% (Treasury Money Market Fund + 6.54%), 06/07/2027 (Acquired 4/4/2024 - 3/30/2026, Cost $9,477,533) (f)(g)(h)	9,400,000	9,510,920
Alamo Re 2024-1 Class B, 11.94% (Treasury Money Market Fund + 8.43%), 06/07/2027 (Acquired 4/4/2024 - 3/31/2026, Cost $11,206,621) (f)(g)(h)	11,104,000	11,318,307
Alamo Re 2024-1 Class C, 15.39% (Treasury Money Market Fund + 11.88%), 06/07/2026 (Acquired 4/4/2024 - 2/7/2025, Cost $7,596,070) (f)(g)(h)	7,588,000	7,622,146
Armor Re II 2024-1 Class A, 13.75% (Treasury Money Market Fund + 10.20%), 05/07/2027 (Acquired 4/11/2024 - 2/7/2025, Cost $2,604,223) (f)(g)(h)	2,589,000	2,714,049
Armor Re II 2024-2 Class A, 12.05% (Treasury Money Market Fund + 8.50%), 01/07/2028 (Acquired 12/11/2024 - 3/27/2026, Cost $2,314,286) (f)(g)(h)	2,253,000	2,370,832
Astro Re 2021-1 Class A, 4.02% (Treasury Money Market Fund + 0.50%), 07/08/2029 (Acquired 4/21/2023, Cost $415,068) (f)(g)(h)	417,000	323,175
Bayou Re 2023-1 Class A, 15.94% (Treasury Money Market Fund + 12.39%), 05/26/2026 (Acquired 5/11/2023 - 2/7/2025, Cost $1,712,744) (f)(g)(h)	1,708,000	1,717,479
Bayou Re 2023-1 Class B, 22.59% (Treasury Money Market Fund + 19.04%), 05/26/2026 (Acquired 5/11/2023 - 2/7/2025, Cost $1,710,798) (f)(g)(h)	1,709,000	1,727,030
Bayou Re 2024-1 Class A, 11.85% (Treasury Money Market Fund + 8.33%), 04/30/2027 (Acquired 4/18/2024 - 2/7/2025, Cost $2,469,116) (f)(g)(h)	2,456,000	2,547,854
Bayou Re 2024-1 Class B, 22.02% (Treasury Money Market Fund + 18.50%), 04/30/2027 (Acquired 4/18/2024, Cost $623,000) (f)(g)(h)	623,000	665,769
Bayou Re 2025-1 Class A, 10.52% (Treasury Money Market Fund + 7.00%), 05/08/2028 (Acquired 4/21/2025, Cost $2,137,000) (f)(g)(h)	2,137,000	2,155,912
Bayou Re 2026-1 Class A, 10.02% (Treasury Money Market Fund + 6.50%), 05/08/2029 (Acquired 4/28/2026, Cost $1,609,000) (f)(g)(h)(h)	1,609,000	1,609,000
Blue Ridge Re 2023-1 Class A, 8.76% (Treasury Money Market Fund + 5.25%), 01/08/2027 (Acquired 11/14/2023 - 2/7/2025, Cost $3,488,584) (f)(g)(h)	3,484,000	3,516,575
Blue Ridge Re 2023-1 Class B, 11.50% (Treasury Money Market Fund + 7.99%), 01/08/2027 (Acquired 11/14/2023 - 2/7/2025, Cost $4,253,245) (f)(g)(h)(j)	4,241,000	4,284,046
Blue Ridge Re 2025-1 Class A, 7.01% (Treasury Money Market Fund + 3.50%), 01/08/2029 (Acquired 11/26/2025, Cost $1,548,000) (f)(g)(h)	1,548,000	1,555,895
Blue Ridge Re 2025-1 Class B, 9.51% (Treasury Money Market Fund + 6.00%), 01/08/2029 (Acquired 11/26/2025, Cost $1,548,000) (f)(g)(h)	1,548,000	1,527,412
Blue Ridge Re 2025-1 Class C, 11.51% (Treasury Money Market Fund + 8.00%), 01/08/2029 (Acquired 11/26/2025, Cost $792,000) (f)(g)(h)	792,000	774,378
Blue Ridge Re 2025-1 Class D, 14.51% (Treasury Money Market Fund + 11.00%), 01/08/2029 (Acquired 11/26/2025, Cost $1,812,000) (f)(g)(h)	1,812,000	1,782,917
Bluebonnet Re 2025-1 Class A, 9.26% (Treasury Money Market Fund + 5.75%), 06/07/2028 (Acquired 5/8/2025, Cost $507,000) (f)(g)(h)	507,000	517,723

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

28	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Windstorm - 12.2% (continued)
Bluebonnet Re 2025-1 Class B, 12.01% (Treasury Money Market Fund + 8.50%), 06/07/2028 (Acquired 5/8/2025, Cost $1,725,000) (f)(g)(h)	$ 1,725,000	$1,780,114
Bluebonnet Re 2025-1 Class C, 15.26% (Treasury Money Market Fund + 11.75%), 06/07/2028 (Acquired 5/8/2025, Cost $1,395,000) (f)(g)(h)	1,395,000	1,456,101
Cape Lookout Re 2024-1 Class A, 12.22% (Treasury Money Market Fund + 8.70%), 04/05/2027 (Acquired 3/12/2024 - 2/7/2025, Cost $8,379,135) (f)(g)(h)	8,342,000	8,387,881
Cape Lookout Re 2025-1 Class A, 10.41% (Treasury Money Market Fund + 6.90%), 03/13/2028 (Acquired 2/27/2025 - 12/3/2025, Cost $9,001,105) (f)(g)(h)	8,973,000	9,299,169
Cape Lookout Re 2026-1 Class A, 8.76% (Treasury Money Market Fund + 5.25%), 03/21/2029 (Acquired 3/6/2026, Cost $4,525,000) (f)(g)(h)	4,525,000	4,500,791
Cape Lookout Re 2026-1 Class B, 9.51% (Treasury Money Market Fund + 6.00%), 03/21/2029 (Acquired 3/6/2026, Cost $5,981,000) (f)(g)(h)	5,981,000	5,945,413
Charles River Re 2024-1 Class A, 11.15% (Treasury Money Market Fund + 7.63%), 05/10/2027 (Acquired 4/5/2024 - 2/7/2025, Cost $1,809,837) (f)(g)(h)	1,805,000	1,842,454
Chartwell Re 2025-1 Class A, 9.55% (Treasury Money Market Fund + 6.00%), 06/07/2028 (Acquired 5/2/2025, Cost $1,783,000) (f)(g)(h)	1,783,000	1,832,300
Citrus Re 2023-1 Class A, 10.14% (Treasury Money Market Fund + 6.59%), 06/07/2026 (Acquired 4/27/2023 - 2/7/2025, Cost $1,170,895) (f)(g)(h)	1,170,000	1,173,568
Citrus Re 2023-1 Class B, 12.26% (Treasury Money Market Fund + 8.71%), 06/07/2026 (Acquired 4/27/2023, Cost $719,000) (f)(g)(h)	719,000	722,092
Citrus Re 2024-1 Class A, 12.74% (Treasury Money Market Fund + 9.19%), 06/07/2027 (Acquired 3/19/2024, Cost $395,000) (f)(g)(h)	395,000	405,803
Citrus Re 2024-1 Class B, 13.99% (Treasury Money Market Fund + 10.44%), 06/07/2027 (Acquired 3/19/2024, Cost $762,000) (f)(g)(h)	762,000	788,556
Citrus Re 2025-1 Class A, 11.30% (Treasury Money Market Fund + 7.75%), 06/07/2028 (Acquired 3/5/2025, Cost $1,032,000) (f)(g)(h)	1,032,000	1,045,571
Citrus Re 2025-1 Class B, 8.05% (Treasury Money Market Fund + 4.50%), 06/07/2028 (Acquired 3/5/2025, Cost $875,000) (f)(g)(h)	875,000	898,494
Citrus Re 2026-1 Class A, 8.91% (3 Month U.S. Treasury Bill Rate + 5.25%), 06/07/2029 (Acquired 3/13/2026, Cost $1,253,000) (f)(g)(h)	1,253,000	1,248,615
Citrus Re 2026-1 Class B, 9.91% (3 Month U.S. Treasury Bill Rate + 6.25%), 06/07/2029 (Acquired 3/13/2026, Cost $1,409,000) (f)(g)(h)	1,409,000	1,404,632
Commonwealth Re 2023-1 Class A, 7.41% (Treasury Money Market Fund + 3.86%), 07/08/2026 (Acquired 6/7/2023 - 2/7/2025, Cost $1,178,957) (f)(g)(h)	1,178,000	1,180,238
Everglades Re II 2024-1 Class A, 14.01% (Treasury Money Market Fund + 10.50%), 05/13/2027 (Acquired 5/15/2024 - 2/7/2025, Cost $5,761,039) (f)(g)(h)	5,738,000	5,748,328
Everglades Re II 2024-1 Class B, 15.01% (Treasury Money Market Fund + 11.50%), 05/13/2027 (Acquired 5/15/2024 - 2/7/2025, Cost $5,866,639) (f)(g)(h)	5,842,000	5,854,560
Everglades Re II 2024-1 Class C, 16.26% (Treasury Money Market Fund + 12.75%), 05/13/2027 (Acquired 5/15/2024 - 2/7/2025, Cost $4,015,933) (f)(g)(h)	4,000,000	4,005,400
Everglades Re II 2025-1 Class A, 12.27% (Treasury Money Market Fund + 8.75%), 05/19/2028 (Acquired 5/5/2025, Cost $5,334,000) (f)(g)(h)	5,334,000	5,541,493
Everglades Re II 2025-1 Class B, 13.27% (Treasury Money Market Fund + 9.75%), 05/19/2028 (Acquired 5/5/2025, Cost $4,890,000) (f)(g)(h)	4,890,000	5,091,468
Everglades Re II 2025-1 Class C, 14.77% (Treasury Money Market Fund + 11.25%), 05/19/2028 (Acquired 5/5/2025, Cost $5,927,000) (f)(g)(h)	5,927,000	6,213,570
Everglades Re II 2025-1 Class D, 16.52% (Treasury Money Market Fund + 13.00%), 05/19/2028 (Acquired 5/5/2025, Cost $3,556,000) (f)(g)(h)	3,556,000	3,704,463
First Coast Re IV 2025-1 Class B, 11.05% (Treasury Money Market Fund + 7.50%), 03/10/2028 (Acquired 2/21/2025, Cost $335,000) (f)(g)(h)	335,000	338,702
Fish Pond Re 2024-1 Class A, 7.57% (Treasury Money Market Fund + 4.02%), 01/08/2027 (Acquired 12/22/2023 - 2/7/2025, Cost $1,688,783) (f)(g)(h)	1,686,000	1,701,933
Gateway Re 2023-3 Class A, 14.43% (Treasury Money Market Fund + 10.88%), 07/08/2026 (Acquired 7/14/2023, Cost $752,000) (f)(g)(h)(j)	752,000	763,543
Gateway Re 2024-1 Class AA, 9.45% (Treasury Money Market Fund + 5.90%), 07/08/2027 (Acquired 3/11/2024 - 2/7/2025, Cost $1,651,559) (f)(g)(h)	1,648,000	1,672,638

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	29

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Windstorm - 12.2% (continued)
Gateway Re 2025-1 Class A, 14.05% (Treasury Money Market Fund + 10.50%), 07/07/2028 (Acquired 2/12/2025, Cost $539,000) (f)(g)(h)	$ 539,000	$560,210
Gateway Re 2025-1 Class AAA, 7.80% (Treasury Money Market Fund + 4.25%), 07/07/2028 (Acquired 2/12/2025, Cost $888,000) (f)(g)(h)	888,000	888,444
Gateway Re 2025-1 Class C2, 13.05% (Treasury Money Market Fund + 9.50%), 07/07/2027 (Acquired 2/12/2025, Cost $3,235,000) (f)(g)(h)	3,235,000	3,301,479
Gateway Re 2025-2 Class A, 10.55% (Treasury Money Market Fund + 7.00%), 07/07/2028 (Acquired 3/21/2025, Cost $1,299,000) (f)(g)(h)	1,299,000	1,340,698
Gateway Re 2026-1 Class AAA-1, 5.55% (Treasury Money Market Fund + 2.00%), 07/06/2029 (Acquired 2/3/2026, Cost $2,256,000) (f)(g)(h)	2,256,000	2,246,299
Gateway Re 2026-1 Class AAAA, 5.55% (Treasury Money Market Fund + 2.00%), 07/06/2029 (Acquired 2/3/2026, Cost $2,412,000) (f)(g)(h)	2,412,000	2,403,076
Genesee Street Re 2025-1 Class A, 6.80% (Treasury Money Market Fund + 3.25%), 04/07/2028 (Acquired 4/28/2025, Cost $1,928,000) (f)(g)(h)	1,928,000	1,929,350
Handshake Re 2025-1 Class A, 8.05% (Treasury Money Market Fund + 4.50%), 01/08/2030 (Acquired 12/22/2025, Cost $775,000) (f)(g)(h)	775,000	766,320
Hestia Re 2022-1 Class A, 3.62% (Treasury Money Market Fund + 0.10%), 04/22/2029 (Acquired 2/7/2025, Cost $93,886) (f)(g)(h)(l)	93,886	49,290
Hestia Re 2025-1 Class A, 10.27% (Treasury Money Market Fund + 6.75%), 03/13/2028 (Acquired 2/27/2025, Cost $2,451,000) (f)(g)(h)	2,451,000	2,476,981
Hestia Re 2025-1 Class B, 11.77% (Treasury Money Market Fund + 8.25%), 03/13/2028 (Acquired 2/27/2025, Cost $1,131,000) (f)(g)(h)	1,131,000	1,138,408
Hestia Re 2026-1 Class A, 10.66% (3 Month U.S. Treasury Bill Rate + 7.00%), 04/16/2029 (Acquired 4/2/2026, Cost $375,000) (f)(g)(h)	375,000	374,438
Hestia Re 2026-1 Class B, 12.91% (3 Month U.S. Treasury Bill Rate + 9.25%), 04/16/2029 (Acquired 4/2/2026, Cost $1,172,000) (f)(g)(h)	1,172,000	1,169,011
Hestia Re 2026-1 Class C, 3.52% (Treasury Money Market Fund + 0.00%), 04/16/2027 (Acquired 4/2/2026, Cost $619,946) (f)(g)(h)(h)	820,000	605,816
Hestia Re 2026-1 Class D, 9.41% (3 Month U.S. Treasury Bill Rate + 5.75%), 04/16/2029 (Acquired 4/2/2026, Cost $1,563,000) (f)(g)(h)	1,563,000	1,561,203
Integrity Re 2022-1 Class A, 4.01% (Treasury Money Market Fund + 0.50%), 06/06/2030 (Acquired 4/21/2023, Cost $384,060) (f)(g)(h)(l)	384,060	165,723
Integrity Re 2024-1 Class A, 14.06% (Treasury Money Market Fund + 10.55%), 06/06/2026 (Acquired 3/1/2024, Cost $764,000) (f)(g)(h)	764,000	769,958
Integrity Re 2024-1 Class B, 16.83% (Treasury Money Market Fund + 13.32%), 06/06/2026 (Acquired 3/1/2024, Cost $436,000) (f)(g)(h)	436,000	440,752
Integrity Re 2024-1 Class C, 20.74% (Treasury Money Market Fund + 17.23%), 06/06/2026 (Acquired 3/1/2024, Cost $764,000) (f)(g)(h)	764,000	774,620
Integrity Re 2024-1 Class D, 26.31% (Treasury Money Market Fund + 22.80%), 06/06/2026 (Acquired 3/1/2024 - 2/7/2025, Cost $1,552,263) (f)(g)(h)	1,554,000	1,577,280
Integrity Re III 2025-1 Class A-1, 11.51% (Treasury Money Market Fund + 8.00%), 06/06/2027 (Acquired 2/21/2025, Cost $302,000) (f)(g)(h)	302,000	305,277
Integrity Re III 2025-1 Class A-2, 11.51% (Treasury Money Market Fund + 8.00%), 06/06/2028 (Acquired 2/21/2025, Cost $661,000) (f)(g)(h)	661,000	671,113
Integrity Re III 2025-1 Class B-2, 13.26% (Treasury Money Market Fund + 9.75%), 06/06/2028 (Acquired 2/21/2025, Cost $535,000) (f)(g)(h)	535,000	547,118
Integrity Re III 2025-1 Class C, 15.76% (Treasury Money Market Fund + 12.25%), 06/06/2028 (Acquired 2/21/2025, Cost $1,637,000) (f)(g)(h)	1,637,000	1,683,490
Integrity Re III 2025-1 Class D, 29.01% (Treasury Money Market Fund + 25.50%), 06/06/2027 (Acquired 2/21/2025, Cost $1,008,000) (f)(g)(h)	1,008,000	1,107,087
Integrity Re III 2026-1 Class D, 6.01% (Treasury Money Market Fund + 2.50%), 06/07/2027 (Acquired 2/23/2026, Cost $651,000) (f)(g)(h)	651,000	637,687
Longleaf Pine Re 2024-1 Class A, 21.45% (Treasury Money Market Fund + 17.93%), 05/25/2027 (Acquired 5/10/2024 - 2/7/2025, Cost $2,329,690) (f)(g)(h)	2,307,000	2,408,854
Lower Ferry Re 2023-1 Class A, 8.17% (Treasury Money Market Fund + 4.65%), 07/08/2026 (Acquired 6/23/2023, Cost $586,000) (f)(g)(h)	586,000	587,670

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

30	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Windstorm - 12.2% (continued)
Lower Ferry Re 2023-1 Class B, 9.02% (Treasury Money Market Fund + 5.50%), 07/08/2026 (Acquired 6/23/2023 - 2/7/2025, Cost $2,393,389) (f)(g)(h)	$ 2,392,000	$2,395,468
Mayflower Re 2023-1 Class A, 8.56% (Treasury Money Market Fund + 5.05%), 07/08/2026 (Acquired 6/26/2023 - 4/23/2026, Cost $2,070,581) (f)(g)(h)	2,069,000	2,068,069
Mayflower Re 2023-1 Class B, 10.02% (Treasury Money Market Fund + 6.51%), 07/08/2026 (Acquired 6/26/2023 - 2/7/2025, Cost $4,643,747) (f)(g)(h)	4,639,000	4,652,453
Mayflower Re 2024-1 Class A, 8.44% (Treasury Money Market Fund + 4.93%), 07/08/2027 (Acquired 6/21/2024, Cost $955,000) (f)(g)(h)	955,000	969,564
Mayflower Re 2025-1 Class A, 7.01% (Treasury Money Market Fund + 3.50%), 07/07/2028 (Acquired 5/22/2025, Cost $2,941,000) (f)(g)(h)	2,941,000	2,992,467
Meritage Re 2026-1 Class A, 9.01% (3 Month U.S. Treasury Bill Rate + 5.50%), 03/08/2029 (Acquired 12/22/2025, Cost $3,528,000) (f)(g)(h)	3,528,000	3,479,137
Merna Re II 2025-1 Class A, 11.30% (Treasury Money Market Fund + 7.75%), 07/07/2028 (Acquired 5/14/2025, Cost $1,357,000) (f)(g)(h)	1,357,000	1,381,087
Merna Re II 2025-2 Class A, 12.30% (Treasury Money Market Fund + 8.75%), 07/07/2028 (Acquired 5/14/2025, Cost $2,346,000) (f)(g)(h)	2,346,000	2,460,602
Nature Coast Re 2023-1 Class A, 13.51% (Treasury Money Market Fund + 10.00%), 12/07/2026 (Acquired 11/16/2023 - 2/7/2025, Cost $2,254,758) (f)(g)(h)	2,252,000	2,248,397
Nature Coast Re 2023-1 Class B, 17.01% (Treasury Money Market Fund + 13.50%), 12/07/2026 (Acquired 11/16/2023 - 4/22/2026, Cost $1,246,438) (f)(g)(h)	1,239,000	1,250,213
Nature Coast Re 2024-1 Class A, 18.80% (Treasury Money Market Fund + 15.29%), 06/07/2028 (Acquired 6/17/2024, Cost $686,000) (f)(g)(h)	686,000	750,484
Nature Coast Re 2025-1 Class A, 15.06% (Treasury Money Market Fund + 11.55%), 01/16/2029 (Acquired 12/27/2024 - 2/7/2025, Cost $3,044,254) (f)(g)(h)	3,047,000	3,094,686
Nature Coast Re 2025-2 Class A, 13.26% (Treasury Money Market Fund + 9.75%), 04/10/2029 (Acquired 3/28/2025, Cost $845,000) (f)(g)(h)	845,000	870,646
Nature Coast Re 2026-1 Class A, 11.66% (3 Month U.S. Treasury Bill Rate + 8.00%), 02/26/2030 (Acquired 2/11/2026, Cost $4,620,000) (f)(g)(h)	4,620,000	4,587,891
Palm Re 2024-1 Class A, 13.22% (Treasury Money Market Fund + 9.70%), 06/07/2027 (Acquired 4/4/2024 - 2/7/2025, Cost $1,839,207) (f)(g)(h)	1,828,000	1,900,846
Palm Re 2025-1 Class A, 11.27% (Treasury Money Market Fund + 7.75%), 06/07/2028 (Acquired 4/1/2025, Cost $1,817,000) (f)(g)(h)	1,817,000	1,864,242
Palm Re 2026-1 Class A, 8.55% (Treasury Money Market Fund + 5.00%), 06/07/2029 (Acquired 4/10/2026, Cost $2,528,680) (f)(g)(h)	2,798,000	2,795,202
Pelican IV Re 2021-1 Class B, 4.02% (Treasury Money Market Fund + 0.50%), 05/07/2027 (Acquired 4/21/2023, Cost $273,891) (f)(g)(h)(l)	280,394	109,073
Purple Re 2023-2 Class A, 14.12% (Treasury Money Market Fund + 10.58%), 06/05/2026 (Acquired 6/27/2023 - 2/7/2025, Cost $1,188,850) (f)(g)(h)	1,188,000	1,196,316
Purple Re 2024-1 Class A, 12.68% (Treasury Money Market Fund + 9.13%), 06/07/2027 (Acquired 4/2/2024 - 2/7/2025, Cost $4,692,799) (f)(g)(h)	4,679,000	4,822,879
Purple Re 2025-1 Class A, 10.80% (Treasury Money Market Fund + 7.25%), 06/07/2028 (Acquired 5/6/2025, Cost $1,629,000) (f)(g)(h)	1,629,000	1,686,829
Purple Re 2025-1 Class B, 11.30% (Treasury Money Market Fund + 7.75%), 06/07/2028 (Acquired 5/6/2025, Cost $1,777,000) (f)(g)(h)	1,777,000	1,829,955
Purple Re 2026-1 Class A, 6.05% (Treasury Money Market Fund + 2.50%), 06/07/2029 (Acquired 2/19/2026, Cost $7,656,000) (f)(g)(h)	7,656,000	7,642,985
Recoletos Re DAC 2024-1 Class A, 8.66% (3 Month U.S. Treasury Bill Rate + 5.00%), 01/07/2028 (Acquired 12/9/2024 - 3/5/2026, Cost $1,560,057) (f)(g)(h)	1,556,000	1,554,833
Sabine Re 2024-1 Class A, 12.04% (Treasury Money Market Fund + 8.52%), 04/07/2027 (Acquired 3/26/2024, Cost $726,000) (f)(g)(h)	726,000	743,351
Sabine Re 2026-1 Class A, 9.16% (3 Month U.S. Treasury Bill Rate + 5.50%), 04/08/2030 (Acquired 3/25/2026, Cost $662,000) (f)(g)(h)	662,000	660,279
Solis Re 2025-1 Class A, 7.05% (Treasury Money Market Fund + 3.50%), 07/07/2028 (Acquired 6/12/2025, Cost $1,240,000) (f)(g)(h)	1,240,000	1,255,004
Torrey Pines Re 2026-1 Class D, 6.51% (3 Month U.S. Treasury Bill Rate + 2.75%), 06/07/2029 (Acquired 4/30/2026, Cost $611,000) (f)(g)(h)	611,000	611,000

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	31

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PAR	VALUE
Windstorm - 12.2% (continued)
Windrose Re 2026-1 Class A, 8.77% (Treasury Money Market Fund + 5.25%), 02/13/2029 (Acquired 1/29/2026, Cost $1,915,000) (f)(g)(h)	$ 1,915,000	$1,897,286
Windrose Re 2026-1 Class B, 11.66% (3 Month U.S. Treasury Bill Rate + 8.00%), 02/13/2029 (Acquired 1/29/2026, Cost $250,000) (f)(g)(h)	250,000	251,250
Windrose Re 2026-1 Class C, 15.91% (3 Month U.S. Treasury Bill Rate + 12.25%), 02/13/2029 (Acquired 1/29/2026, Cost $416,000) (f)(g)(h)	416,000	415,605
Winston Re 2024-1 Class A, 13.73% (Treasury Money Market Fund + 10.21%), 02/26/2027 (Acquired 2/14/2024 - 2/7/2025, Cost $1,743,115) (f)(g)(h)	1,734,000	1,792,869
Winston Re 2024-1 Class B, 15.21% (Treasury Money Market Fund + 11.69%), 02/26/2027 (Acquired 2/14/2024, Cost $562,000) (f)(g)(h)	562,000	581,052
Winston Re 2025-1 Class A, 10.02% (Treasury Money Market Fund + 6.50%), 02/21/2028 (Acquired 2/6/2025 - 12/3/2025, Cost $1,758,245) (f)(g)(h)	1,749,000	1,771,475
Winston Re 2026-1 Class A, 8.30% (Treasury Money Market Fund + 4.75%), 05/04/2029 (Acquired 4/21/2026, Cost $2,155,000) (f)(g)(h)	2,155,000	2,155,000
Winston Re 2026-1 Class B, 8.80% (Treasury Money Market Fund + 5.25%), 05/04/2029 (Acquired 4/21/2026, Cost $2,001,000) (f)(g)(h)	2,001,000	2,001,000
Winston Re 2026-1 Class C, 9.55% (Treasury Money Market Fund + 6.00%), 05/04/2029 (Acquired 4/21/2026, Cost $656,000) (f)(g)(h)	656,000	656,000
		265,930,081
		608,128,346
TOTAL EVENT LINKED BONDS (Cost $682,297,956)		691,337,501

	SHARES	VALUE
INVESTMENT COMPANIES - 3.0%
Closed-End Mutual Funds - 1.0%
Stone Ridge Art Risk Premium Fund (m)	2,120,244	22,516,994
Open-End Mutual Funds - 2.0%
Stone Ridge High Yield Reinsurance Risk Premium Fund - Class I (m)	4,909,805	44,040,954
TOTAL INVESTMENT COMPANIES (Cost $66,686,294)		66,557,948

	Par	VALUE
PARTICIPATION NOTES - 1.5% (e)
Global - 1.5%
Multiperil- 1.5%
Eden Re II 2022-1 Class A, (Acquired 4/21/2023, Cost $20,351) (f)(g)(h)(k)(l)	$ 20,352	—
Eden Re II 2022-1 Class B, (Acquired 4/21/2023, Cost $18,588) (f)(g)(h)(k)(l)	18,588	—
Eden Re II 2023-1 Class B, (Acquired 7/7/2023, Cost $19,807) (f)(g)(h)(k)(l)(n)	19,431	275,549
Eden Re II 2024-1 Class B, (Acquired 12/20/2023, Cost $17,778) (f)(g)(h)(k)(l)	17,778	222,211
Eden Re II 2025-1 Class B, (Acquired 2/7/2025, Cost $142,966) (f)(g)(h)(k)(l)(n)	149,930	1,262,279
Sector Re V Series 2024-Dec Class GL-R, (Acquired 2/7/2025, Cost $18,348) (g)(h)(k)(l)	18,258	1,694,421
Sector Re V Series 2025-Dec Class GL-R, (Acquired 12/11/2025, Cost $27,014,400) (g)(h)(k)(l)	27,014,400	29,329,144
TOTAL PARTICIPATION NOTES (Cost $27,252,238)		32,783,604

	SHARES	VALUE
PREFERENCE SHARES - 5.4% (e)
Global - 5.4%
Multiperil - 5.4%
Longleaf (Artex Segregated Account Company), (Acquired 7/7/2023 - 7/3/2025, Cost $60,082,000) (g)(h)(k)(l)	49,585	117,415,499
TOTAL PREFERENCE SHARES (Cost $60,082,000)		117,415,499

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

32	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.3%
Put Options - 0.3%
S&P 500 Index, Expires 12/17/2027; Strike Price: $5,150.00	91	$ 65,601,991	$1,274,910
S&P 500 Index, Expires 12/17/2027; Strike Price: $5,200.00	65	46,858,565	943,150
S&P 500 Index, Expires 12/17/2027; Strike Price: $5,250.00	80	57,672,080	1,201,600
S&P 500 Index, Expires 12/17/2027; Strike Price: $5,300.00	160	115,344,160	2,487,200
S&P 500 Index, Expires 12/17/2027; Strike Price: $5,350.00	100	72,090,100	1,609,000
			7,515,860
TOTAL PUT OPTIONS (Cost $10,330,957)			7,515,860
TOTAL PURCHASED OPTIONS (Cost $10,330,957)			7,515,860

	SHARES	VALUE
SHORT-TERM INVESTMENTS - 33.1%
Money Market Funds - 4.8%
First American Government Obligations Fund - Class X 3.58% (o)	52,664,711	52,664,711
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class 3.57% (o)	52,664,711	52,664,711
		105,329,422

	Par
U.S. Treasury Bills - 28.3%
3.64%, 09/03/2026 (p)(q)	$ 897,000	885,848
3.47%, 12/24/2026 (p)(q)	163,000,000	159,205,515
3.51%, 01/21/2027 (p)(q)	110,000,000	107,148,126
3.57%, 12/18/2027 (p)(q)	159,000,000	154,410,518
3.70%, 03/18/2027 (p)(q)	105,000,000	101,678,377
3.67%, 04/15/2027 (p)(q)	96,000,000	92,681,436
		616,009,820
TOTAL SHORT-TERM INVESTMENTS (Cost $721,760,867)		721,339,242

The accompanying Notes to the Consolidated Financial Statements are an integral part of the Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	33

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
WHOLE LOANS - 1.8%
Consumer Loans - 1.2%
United States - 1.2%
185222071.SRDLC, 14.19%, 2/9/2025 (a)(n)(r)(s)	Lending Club	2/11/2022	$1,175	$1,175	$123
185241731.SRDLC, 18.49%, 2/14/2027 (a)(r)	Lending Club	2/16/2022	3,070	3,070	3,104
185262514.SRDLC, 27.99%, 2/23/2025 (a)(n)(r)(s)	Lending Club	2/16/2022	839	839	88
185539968.SRDLC, 23.99%, 11/23/2027 (a)(n)(r)	Lending Club	2/16/2022	3,523	3,523	369
185783823.SRDLC, 11.19%, 2/28/2027 (a)(n)(r)	Lending Club	2/24/2022	2,116	2,116	2,107
185818512.SRDLC, 12.74%, 7/15/2027 (a)(n)(r)	Lending Club	3/02/2022	12,003	12,003	10,647
185890987.SRDLC, 16.49%, 3/7/2025 (a)(n)(r)(s)	Lending Club	3/09/2022	3,760	3,760	394
185947404.SRDLC, 16.74%, 2/15/2027 (a)(n)(r)	Lending Club	2/17/2022	13,176	13,176	1,381
186029660.SRDLC, 6.59%, 2/15/2027 (a)(r)	Lending Club	2/17/2022	5,518	5,518	5,479
186036790.SRDLC, 7.44%, 2/15/2027 (a)(r)	Lending Club	2/17/2022	6,770	6,770	6,750
186038736.SRDLC, 10.49%, 2/25/2025 (a)(n)(r)(s)	Lending Club	2/24/2022	1,960	1,960	205
186063949.SRDLC, 4.99%, 2/10/2025 (a)(n)(r)(s)	Lending Club	2/14/2022	1,016	1,016	106
186083977.SRDLC, 10.24%, 6/10/2027 (a)(r)	Lending Club	2/14/2022	2,173	2,173	2,162
186089886.SRDLC, 16.94%, 7/9/2027 (a)(n)(r)	Lending Club	2/11/2022	9,775	9,775	1,024
186098721.SRDLC, 12.24%, 2/11/2027 (a)(r)	Lending Club	2/15/2022	6,866	6,866	6,866
186106808.SRDLC, 23.49%, 2/10/2027 (a)(n)(r)	Lending Club	2/14/2022	3,111	3,111	326
186126018.SRDLC, 19.99%, 2/24/2027 (a)(r)	Lending Club	2/28/2022	2,342	2,342	2,374
186127839.SRDLC, 15.19%, 2/21/2027 (a)(r)	Lending Club	2/15/2022	1,475	1,475	1,477
186135953.SRDLC, 19.99%, 2/24/2027 (a)(r)	Lending Club	2/15/2022	2,067	2,067	2,094
186137950.SRDLC, 4.99%, 2/28/2027 (a)(r)	Lending Club	2/16/2022	5,235	5,235	5,197
186139447.SRDLC, 20.44%, 3/25/2028 (a)(n)(r)	Lending Club	2/16/2022	19,236	19,236	19,044
186143484.SRDLC, 18.44%, 3/12/2025 (a)(n)(r)(s)	Lending Club	3/09/2022	827	827	87
186147186.SRDLC, 18.49%, 2/16/2027 (a)(r)	Lending Club	2/15/2022	1,449	1,449	1,465
186152237.SRDLC, 18.49%, 2/14/2027 (a)(r)	Lending Club	2/16/2022	3,305	3,305	3,342
186156292.SRDLC, 14.49%, 2/11/2027 (a)(r)	Lending Club	2/15/2022	3,525	3,525	3,527
186161317.SRDLC, 23.19%, 3/2/2027 (a)(r)	Lending Club	3/04/2022	5,560	5,560	5,630
186165363.SRDLC, 7.59%, 2/15/2027 (a)(r)	Lending Club	2/17/2022	1,940	1,940	1,934
186165439.SRDLC, 8.74%, 7/14/2025 (a)(n)(r)(s)	Lending Club	2/16/2022	683	683	72
186188347.SRDLC, 15.24%, 2/14/2027 (a)(n)(r)	Lending Club	2/16/2022	4,394	4,394	461
186205905.SRDLC, 8.59%, 2/15/2027 (a)(r)	Lending Club	2/17/2022	2,768	2,768	2,759
186208596.SRDLC, 4.99%, 2/16/2027 (a)(r)	Lending Club	2/16/2022	5,912	5,912	5,866
186211572.SRDLC, 14.99%, 2/28/2027 (a)(r)	Lending Club	2/16/2022	1,162	1,162	1,165
186219997.SRDLC, 6.99%, 2/14/2027 (a)(n)(r)	Lending Club	2/16/2022	11,385	11,385	1,193
186222490.SRDLC, 17.19%, 2/16/2027 (a)(r)	Lending Club	2/18/2022	9,238	9,238	9,249
186223918.SRDLC, 7.59%, 2/14/2027 (a)(r)	Lending Club	2/16/2022	3,492	3,492	3,481
186226030.SRDLC, 23.49%, 2/23/2027 (a)(r)	Lending Club	2/16/2022	2,622	2,622	2,679
186262246.SRDLC, 23.99%, 10/28/2027 (a)(n)(r)	Lending Club	2/22/2022	14,928	14,928	1,565
186271799.SRDLC, 20.49%, 2/15/2027 (a)(r)	Lending Club	2/17/2022	5,385	5,385	5,440
186291079.SRDLC, 28.99%, 2/25/2027 (a)(r)	Lending Club	3/01/2022	5,237	5,237	5,480
186295500.SRDLC, 14.69%, 2/28/2027 (a)(n)(r)	Lending Club	2/23/2022	6,168	6,168	6,227
186296041.SRDLC, 7.59%, 2/17/2027 (a)(r)	Lending Club	2/22/2022	2,226	2,226	2,220
186314710.SRDLC, 28.99%, 2/16/2027 (a)(r)	Lending Club	2/18/2022	3,348	3,348	3,465
186329289.SRDLC, 7.09%, 2/17/2025 (a)(n)(r)(s)	Lending Club	2/22/2022	1,346	1,346	141
186333355.SRDLC, 12.99%, 2/22/2027 (a)(n)(r)	Lending Club	2/24/2022	3,698	3,698	388
186340276.SRDLC, 16.99%, 3/9/2027 (a)(n)(r)	Lending Club	3/11/2022	3,648	3,648	382
186342803.SRDLC, 18.44%, 2/18/2025 (a)(n)(r)(s)	Lending Club	2/23/2022	2,680	2,680	281
186345496.SRDLC, 18.19%, 2/22/2027 (a)(n)(r)	Lending Club	2/24/2022	8,231	8,231	8,244
186355122.SRDLC, 23.99%, 2/17/2027 (a)(n)(r)	Lending Club	2/22/2022	4,281	4,281	449
186365957.SRDLC, 30.99%, 3/8/2027 (a)(n)(r)	Lending Club	3/10/2022	4,888	4,951	512
186367313.SRDLC, 6.59%, 2/20/2027 (a)(r)	Lending Club	2/23/2022	7,630	7,630	7,573

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

34	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
186376281.SRDLC, 7.09%, 2/18/2027 (a)(n)(r)	Lending Club	2/23/2022	$4,964	$4,964	$4,952
186381065.SRDLC, 13.99%, 2/22/2027 (a)(n)(r)	Lending Club	2/24/2022	11,188	11,188	1,173
186388985.SRDLC, 4.99%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	5,533	5,533	5,496
186390394.SRDLC, 23.99%, 2/18/2027 (a)(r)	Lending Club	2/23/2022	3,875	3,875	3,954
186404263.SRDLC, 20.99%, 3/2/2027 (a)(r)	Lending Club	3/04/2022	2,685	2,685	2,702
186410723.SRDLC, 13.24%, 2/18/2025 (a)(n)(r)(s)	Lending Club	2/23/2022	3,690	3,690	387
186422693.SRDLC, 14.19%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	5,041	5,041	5,048
186430295.SRDLC, 19.94%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	2,661	2,661	2,699
186431339.SRDLC, 11.52%, 2/22/2027 (a)(n)(r)	Lending Club	2/24/2022	6,436	6,436	6,499
186432025.SRDLC, 30.49%, 3/16/2027 (a)(r)	Lending Club	3/18/2022	1,269	1,283	1,301
186443751.SRDLC, 27.99%, 7/17/2024 (a)(n)(r)(s)	Lending Club	3/21/2022	11,300	11,447	—
186444854.SRDLC, 18.49%, 2/27/2027 (a)(r)	Lending Club	2/24/2022	2,023	2,023	2,054
186445568.SRDLC, 17.49%, 2/23/2027 (a)(r)	Lending Club	2/24/2022	9,304	9,304	9,321
186448116.SRDLC, 17.99%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	2,809	2,809	2,838
186449199.SRDLC, 23.99%, 3/15/2027 (a)(r)	Lending Club	3/08/2022	6,131	6,131	6,233
186450406.SRDLC, 18.19%, 2/22/2027 (a)(n)(r)	Lending Club	2/24/2022	6,772	6,772	6,787
186451093.SRDLC, 5.59%, 2/22/2027 (a)(n)(r)	Lending Club	2/24/2022	2,371	2,371	2,355
186455794.SRDLC, 14.19%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	7,328	7,328	7,333
186465186.SRDLC, 7.59%, 2/23/2025 (a)(n)(r)(s)	Lending Club	2/25/2022	13,336	13,336	1,398
186475599.SRDLC, 7.74%, 2/22/2025 (a)(n)(r)(s)	Lending Club	2/24/2022	10,586	10,586	1,109
186499500.SRDLC, 7.09%, 3/16/2027 (a)(n)(r)	Lending Club	3/15/2022	10,757	10,757	1,127
186500893.SRDLC, 19.99%, 3/31/2027 (a)(n)(r)	Lending Club	3/23/2022	5,774	5,794	5,958
186507209.SRDLC, 9.74%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	8,082	8,082	8,060
186527225.SRDLC, 18.49%, 2/22/2027 (a)(r)	Lending Club	2/24/2022	1,022	1,022	1,023
186535728.SRDLC, 9.63%, 3/23/2027 (a)(n)(r)	Lending Club	2/25/2022	7,559	7,559	792
186552069.SRDLC, 14.99%, 2/27/2027 (a)(r)	Lending Club	2/25/2022	8,939	8,939	8,963
186561715.SRDLC, 22.99%, 6/23/2025 (a)(n)(r)(s)	Lending Club	2/25/2022	2,012	2,012	211
186572822.SRDLC, 9.49%, 3/13/2027 (a)(n)(r)	Lending Club	3/04/2022	5,442	5,442	570
186573934.SRDLC, 17.69%, 2/23/2027 (a)(r)	Lending Club	2/25/2022	1,863	1,863	1,882
186576309.SRDLC, 17.99%, 2/25/2027 (a)(n)(r)	Lending Club	3/01/2022	2,619	2,619	2,625
186609833.SRDLC, 16.49%, 2/24/2027 (a)(r)	Lending Club	2/28/2022	4,928	4,928	4,982
186611261.SRDLC, 23.49%, 2/24/2027 (a)(n)(r)	Lending Club	2/28/2022	4,494	4,494	471
186627742.SRDLC, 9.99%, 2/28/2027 (a)(n)(r)	Lending Club	3/02/2022	6,105	6,105	6,085
186636012.SRDLC, 22.99%, 3/25/2025 (a)(n)(r)(s)	Lending Club	3/01/2022	268	268	28
186638846.SRDLC, 14.99%, 2/28/2027 (a)(r)	Lending Club	3/02/2022	2,667	2,667	2,676
186663937.SRDLC, 30.49%, 6/26/2025 (a)(n)(r)(s)	Lending Club	3/01/2022	7,913	7,913	829
186675548.SRDLC, 5.00%, 3/31/2026 (a)(n)(r)(s)	Lending Club	3/04/2022	450	450	47
186681238.SRDLC, 30.99%, 3/20/2027 (a)(n)(r)	Lending Club	3/11/2022	5,012	5,077	525
186682233.SRDLC, 12.74%, 2/3/2028 (a)(n)(r)	Lending Club	3/07/2022	13,023	13,023	1,365
186682717.SRDLC, 30.49%, 4/9/2027 (a)(r)	Lending Club	3/11/2022	3,411	3,456	1,191
186685210.SRDLC, 10.99%, 2/20/2027 (a)(n)(r)	Lending Club	3/02/2022	2,825	2,825	2,817
186694143.SRDLC, 5.59%, 2/28/2027 (a)(r)	Lending Club	3/02/2022	2,426	2,426	2,410
186695293.SRDLC, 10.24%, 3/4/2027 (a)(r)	Lending Club	3/08/2022	2,234	2,234	2,224
186697817.SRDLC, 8.44%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	2,377	2,377	2,369
186703239.SRDLC, 9.99%, 2/28/2027 (a)(r)	Lending Club	3/02/2022	8,120	8,120	8,101
186712916.SRDLC, 17.44%, 2/28/2027 (a)(n)(r)	Lending Club	3/02/2022	4,051	4,051	4,101
186732927.SRDLC, 4.99%, 3/2/2027 (a)(n)(r)	Lending Club	3/04/2022	14,555	14,555	1,525
186752739.SRDLC, 12.69%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	2,568	2,568	2,581
186759667.SRDLC, 8.99%, 3/16/2027 (a)(n)(r)	Lending Club	3/14/2022	9,692	9,692	1,016
186761684.SRDLC, 24.49%, 3/10/2026 (a)(n)(r)(s)	Lending Club	3/14/2022	7,041	7,132	738
186766384.SRDLC, 17.19%, 3/2/2027 (a)(r)	Lending Club	3/04/2022	1,766	1,766	1,762
186767172.SRDLC, 25.99%, 3/8/2025 (a)(n)(r)(s)	Lending Club	3/10/2022	837	848	88

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	35

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
186787670.SRDLC, 30.99%, 3/22/2027 (a)(n)(r)	Lending Club	3/10/2022	$5,374	$5,444	$563
186792901.SRDLC, 14.99%, 3/3/2027 (a)(r)	Lending Club	3/07/2022	1,944	1,944	1,941
186797391.SRDLC, 30.99%, 3/4/2027 (a)(r)	Lending Club	3/08/2022	3,059	3,071	3,186
186799571.SRDLC, 5.00%, 3/15/2028 (a)(r)	Lending Club	3/04/2022	4,010	4,010	4,037
186810869.SRDLC, 24.99%, 3/15/2025 (a)(n)(r)(s)	Lending Club	3/08/2022	5,283	5,283	554
186816681.SRDLC, 12.99%, 6/3/2025 (a)(n)(r)(s)	Lending Club	3/07/2022	888	888	93
186820218.SRDLC, 13.19%, 3/27/2027 (a)(r)	Lending Club	3/07/2022	5,756	5,756	5,815
186824468.SRDLC, 9.49%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	3,966	3,966	3,951
186825061.SRDLC, 9.99%, 3/15/2027 (a)(r)	Lending Club	3/07/2022	7,268	7,268	7,241
186834062.SRDLC, 5.59%, 3/3/2027 (a)(r)	Lending Club	3/07/2022	6,144	6,144	6,090
186837086.SRDLC, 14.49%, 3/10/2027 (a)(n)(r)	Lending Club	3/07/2022	6,597	6,597	691
186838683.SRDLC, 11.24%, 3/20/2025 (a)(n)(r)(s)	Lending Club	3/11/2022	3,629	3,629	380
186842521.SRDLC, 16.19%, 3/15/2025 (a)(n)(r)(s)	Lending Club	3/07/2022	1,531	1,531	160
186843869.SRDLC, 25.74%, 9/30/2025 (a)(n)(r)(s)	Lending Club	3/28/2022	1,808	1,832	190
186850090.SRDLC, 30.99%, 3/3/2027 (a)(n)(r)	Lending Club	3/07/2022	4,496	4,555	471
186855159.SRDLC, 23.99%, 3/28/2027 (a)(n)(r)	Lending Club	3/09/2022	7,232	7,232	7,400
186856510.SRDLC, 30.99%, 5/21/2025 (a)(n)(r)(s)	Lending Club	3/07/2022	1,028	1,041	108
186859612.SRDLC, 23.49%, 3/16/2027 (a)(n)(r)	Lending Club	3/09/2022	650	650	648
186862002.SRDLC, 22.49%, 3/4/2027 (a)(r)	Lending Club	3/08/2022	5,018	5,018	5,049
186870252.SRDLC, 30.99%, 3/3/2027 (a)(n)(r)	Lending Club	3/07/2022	4,568	4,628	479
186876529.SRDLC, 21.99%, 8/3/2025 (a)(n)(r)(s)	Lending Club	3/07/2022	7,565	7,565	793
186878387.SRDLC, 10.49%, 3/4/2027 (a)(r)	Lending Club	3/08/2022	5,162	5,162	5,139
186880718.SRDLC, 30.99%, 3/15/2027 (a)(r)	Lending Club	3/11/2022	3,957	3,972	4,155
186887274.SRDLC, 13.99%, 3/20/2025 (a)(n)(r)(s)	Lending Club	3/09/2022	2,658	2,658	279
186890838.SRDLC, 9.49%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	1,587	1,587	1,580
186890975.SRDLC, 18.99%, 3/8/2027 (a)(r)	Lending Club	3/10/2022	6,238	6,238	6,293
186892953.SRDLC, 9.69%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	4,868	4,868	4,844
186894964.SRDLC, 19.99%, 3/19/2027 (a)(n)(r)	Lending Club	3/08/2022	6,381	6,464	669
186900684.SRDLC, 15.99%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	6,222	6,222	6,211
186903091.SRDLC, 7.59%, 3/22/2025 (a)(n)(r)(s)	Lending Club	3/09/2022	1,807	1,807	189
186906144.SRDLC, 30.49%, 3/15/2025 (a)(n)(r)(s)	Lending Club	3/14/2022	962	975	101
186910060.SRDLC, 30.99%, 1/4/2028 (a)(r)	Lending Club	3/08/2022	4,006	4,055	4,242
186919095.SRDLC, 13.19%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	6,123	6,123	6,156
186921775.SRDLC, 30.99%, 2/7/2028 (a)(n)(r)	Lending Club	3/09/2022	1,967	1,992	206
186923646.SRDLC, 20.49%, 3/9/2025 (a)(n)(r)(s)	Lending Club	3/11/2022	937	949	98
186927765.SRDLC, 18.99%, 3/7/2025 (a)(n)(r)(s)	Lending Club	3/09/2022	2,129	2,129	223
186929069.SRDLC, 23.49%, 3/16/2027 (a)(r)	Lending Club	3/10/2022	2,029	2,029	2,067
186930176.SRDLC, 30.49%, 3/10/2027 (a)(n)(r)	Lending Club	3/14/2022	4,677	4,738	490
186935363.SRDLC, 30.99%, 3/18/2027 (a)(r)	Lending Club	3/22/2022	4,682	4,700	4,921
186938697.SRDLC, 30.99%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	2,653	2,663	2,781
186943871.SRDLC, 30.99%, 3/4/2025 (a)(n)(r)(s)	Lending Club	3/09/2022	1,812	1,836	190
186948516.SRDLC, 29.74%, 6/2/2026 (a)(r)	Lending Club	3/09/2022	425	430	101
186952065.SRDLC, 17.99%, 3/13/2025 (a)(n)(r)(s)	Lending Club	3/09/2022	1,820	1,844	—
186958321.SRDLC, 30.99%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	2,491	2,501	2,610
186963432.SRDLC, 5.59%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	2,209	2,209	2,191
186963965.SRDLC, 21.49%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	1,624	1,629	1,663
186969110.SRDLC, 30.99%, 3/15/2027 (a)(n)(r)	Lending Club	3/09/2022	5,242	5,310	549
186969754.SRDLC, 21.99%, 3/30/2027 (a)(n)(r)	Lending Club	4/01/2022	3,200	3,211	3,255
186969770.SRDLC, 27.49%, 1/20/2028 (a)(n)(r)	Lending Club	3/09/2022	3,654	3,702	383
186969924.SRDLC, 17.19%, 3/9/2027 (a)(r)	Lending Club	3/11/2022	7,922	7,922	7,916
186975831.SRDLC, 27.49%, 3/16/2027 (a)(n)(r)	Lending Club	3/09/2022	5,525	5,597	579
186977311.SRDLC, 15.00%, 12/7/2026 (a)(r)	Lending Club	3/09/2022	1,294	1,299	1,246

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

36	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
186977592.SRDLC, 27.49%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	$1,780	$1,787	$1,866
186978254.SRDLC, 8.99%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	8,733	8,733	8,695
186980962.SRDLC, 30.49%, 3/10/2027 (a)(r)	Lending Club	3/14/2022	4,649	4,667	4,861
186981038.SRDLC, 30.99%, 3/10/2027 (a)(n)(r)	Lending Club	3/09/2022	2,522	2,554	264
186984103.SRDLC, 12.69%, 3/7/2027 (a)(r)	Lending Club	3/09/2022	3,058	3,058	3,074
186991595.SRDLC, 28.99%, 3/15/2027 (a)(r)	Lending Club	3/10/2022	7,486	7,486	7,760
186994916.SRDLC, 6.59%, 4/28/2027 (a)(r)	Lending Club	3/09/2022	3,699	3,699	3,679
186995154.SRDLC, 15.99%, 3/16/2025 (a)(n)(r)(s)	Lending Club	3/09/2022	446	452	47
187004337.SRDLC, 14.99%, 10/17/2027 (a)(r)	Lending Club	3/10/2022	8,820	8,820	8,784
187013586.SRDLC, 5.99%, 3/8/2025 (a)(n)(r)(s)	Lending Club	3/10/2022	2,846	2,846	298
187014518.SRDLC, 9.69%, 3/16/2027 (a)(n)(r)	Lending Club	3/11/2022	7,844	7,844	7,809
187017395.SRDLC, 28.99%, 10/27/2027 (a)(n)(r)	Lending Club	3/30/2022	6,647	6,700	7,143
187019293.SRDLC, 15.00%, 2/8/2028 (a)(r)	Lending Club	3/10/2022	9,784	9,784	9,527
187022209.SRDLC, 30.99%, 3/8/2027 (a)(r)	Lending Club	3/10/2022	2,264	2,264	2,362
187031324.SRDLC, 27.99%, 3/8/2027 (a)(r)	Lending Club	3/10/2022	2,990	3,000	3,122
187037256.SRDLC, 23.99%, 3/10/2027 (a)(r)	Lending Club	3/14/2022	3,378	3,378	3,434
187040123.SRDLC, 30.99%, 3/21/2025 (a)(n)(r)(s)	Lending Club	3/23/2022	9,897	10,026	1,037
187040321.SRDLC, 21.99%, 3/10/2027 (a)(n)(r)	Lending Club	3/14/2022	5,077	5,077	1,444
187040626.SRDLC, 9.34%, 3/23/2027 (a)(r)	Lending Club	3/10/2022	2,930	2,930	2,918
187044456.SRDLC, 28.49%, 3/8/2027 (a)(r)	Lending Club	3/10/2022	2,543	2,553	2,654
187045971.SRDLC, 7.09%, 3/2/2027 (a)(n)(r)	Lending Club	3/15/2022	3,126	3,126	3,112
187048685.SRDLC, 6.59%, 3/11/2027 (a)(r)	Lending Club	3/15/2022	3,110	3,110	3,084
187050428.SRDLC, 22.49%, 3/12/2027 (a)(r)	Lending Club	3/11/2022	1,666	1,671	1,709
187063469.SRDLC, 11.34%, 3/12/2027 (a)(r)	Lending Club	3/14/2022	4,567	4,567	4,553
187064351.SRDLC, 20.74%, 2/28/2027 (a)(r)	Lending Club	3/11/2022	5,996	5,996	6,146
187066092.SRDLC, 30.99%, 3/15/2027 (a)(r)	Lending Club	3/14/2022	1,960	1,968	2,058
187067662.SRDLC, 15.74%, 3/25/2027 (a)(r)	Lending Club	3/16/2022	8,491	8,491	8,506
187076024.SRDLC, 12.19%, 3/12/2027 (a)(r)	Lending Club	3/14/2022	6,011	6,011	6,053
187077933.SRDLC, 11.19%, 3/3/2027 (a)(n)(r)	Lending Club	3/14/2022	3,019	3,019	348
187081426.SRDLC, 30.99%, 8/9/2027 (a)(r)	Lending Club	3/11/2022	5,221	5,285	5,132
187084131.SRDLC, 25.49%, 2/23/2027 (a)(r)	Lending Club	3/14/2022	1,856	1,864	1,927
187095146.SRDLC, 17.49%, 3/20/2027 (a)(n)(r)	Lending Club	3/14/2022	8,486	8,486	8,565
187103577.SRDLC, 28.99%, 3/10/2027 (a)(n)(r)	Lending Club	3/14/2022	1,929	1,929	202
187103780.SRDLC, 28.99%, 3/11/2027 (a)(r)	Lending Club	3/15/2022	1,820	1,826	1,904
187105908.SRDLC, 30.99%, 3/22/2027 (a)(n)(r)	Lending Club	3/15/2022	8,926	9,042	935
187113627.SRDLC, 28.49%, 3/20/2027 (a)(r)	Lending Club	3/15/2022	2,211	2,219	2,330
187114091.SRDLC, 8.59%, 3/26/2027 (a)(n)(r)	Lending Club	3/15/2022	6,792	6,792	6,770
187116827.SRDLC, 7.59%, 3/11/2025 (a)(n)(r)(s)	Lending Club	3/15/2022	4,468	4,468	468
187120238.SRDLC, 28.49%, 3/18/2025 (a)(n)(r)(s)	Lending Club	3/22/2022	1,222	1,238	225
187125272.SRDLC, 9.99%, 3/11/2027 (a)(r)	Lending Club	3/15/2022	2,223	2,223	2,214
187129496.SRDLC, 30.99%, 4/9/2027 (a)(n)(r)	Lending Club	3/14/2022	7,213	7,213	7,477
187134949.SRDLC, 30.24%, 3/10/2027 (a)(n)(r)	Lending Club	3/22/2022	16,983	17,203	1,780
187137324.SRDLC, 25.99%, 3/11/2025 (a)(n)(r)(s)	Lending Club	3/15/2022	930	930	98
187142957.SRDLC, 6.59%, 3/15/2027 (a)(n)(r)	Lending Club	3/16/2022	3,205	3,205	3,180
187143408.SRDLC, 12.34%, 3/16/2027 (a)(r)	Lending Club	3/16/2022	9,289	9,289	9,266
187145522.SRDLC, 14.99%, 10/14/2027 (a)(n)(r)	Lending Club	3/16/2022	4,145	4,145	4,170
187146211.SRDLC, 6.99%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	3,155	3,155	3,129
187158857.SRDLC, 20.99%, 3/26/2025 (a)(n)(r)(s)	Lending Club	3/17/2022	1,312	1,329	137
187162945.SRDLC, 24.49%, 3/14/2027 (a)(n)(r)	Lending Club	3/16/2022	4,103	4,157	430
187170600.SRDLC, 23.99%, 3/14/2027 (a)(r)	Lending Club	3/16/2022	5,630	5,649	5,843
187171712.SRDLC, 22.99%, 3/14/2025 (a)(n)(r)(s)	Lending Club	3/16/2022	1,787	1,810	187
187172125.SRDLC, 30.99%, 9/29/2027 (a)(r)	Lending Club	3/31/2022	6,692	6,726	7,149

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	37

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
187191386.SRDLC, 30.99%, 3/14/2027 (a)(n)(r)	Lending Club	3/16/2022	$5,748	$5,823	$4,599
187196077.SRDLC, 28.99%, 3/17/2027 (a)(n)(r)	Lending Club	3/16/2022	2,589	2,622	271
187199260.SRDLC, 5.00%, 3/14/2028 (a)(n)(r)	Lending Club	3/16/2022	2,276	2,306	1,821
187225907.SRDLC, 24.99%, 3/15/2027 (a)(n)(r)	Lending Club	3/17/2022	2,752	2,788	288
187227077.SRDLC, 17.99%, 3/15/2025 (a)(n)(r)(s)	Lending Club	3/16/2022	5,799	5,875	608
187228160.SRDLC, 26.49%, 3/17/2025 (a)(n)(r)(s)	Lending Club	3/21/2022	1,228	1,244	129
187229868.SRDLC, 29.99%, 3/21/2025 (a)(n)(r)(s)	Lending Club	3/16/2022	4,029	4,081	422
187232739.SRDLC, 30.49%, 8/15/2027 (a)(r)	Lending Club	3/17/2022	3,357	3,383	3,562
187274598.SRDLC, 19.49%, 5/6/2026 (a)(r)	Lending Club	3/17/2022	573	580	458
187278011.SRDLC, 30.99%, 3/15/2027 (a)(r)	Lending Club	3/17/2022	3,495	3,509	3,656
187298430.SRDLC, 30.99%, 3/29/2027 (a)(r)	Lending Club	3/31/2022	2,719	2,733	2,856
187298940.SRDLC, 27.99%, 3/18/2025 (a)(n)(r)(s)	Lending Club	3/22/2022	2,456	2,487	257
187299766.SRDLC, 18.99%, 3/16/2027 (a)(n)(r)	Lending Club	3/18/2022	2,459	2,467	2,526
187300111.SRDLC, 30.99%, 4/4/2027 (a)(n)(r)	Lending Club	4/06/2022	3,471	3,516	364
187305059.SRDLC, 14.24%, 3/21/2025 (a)(n)(r)(s)	Lending Club	3/23/2022	2,939	2,977	308
187315282.SRDLC, 30.99%, 3/24/2027 (a)(n)(r)	Lending Club	3/28/2022	8,321	8,429	872
187317328.SRDLC, 23.49%, 3/21/2027 (a)(r)	Lending Club	3/23/2022	1,942	1,949	2,016
187320803.SRDLC, 30.99%, 3/24/2027 (a)(r)	Lending Club	3/18/2022	1,588	1,594	1,675
187354823.SRDLC, 30.99%, 3/24/2027 (a)(r)	Lending Club	3/28/2022	1,560	1,566	1,646
187361064.SRDLC, 18.49%, 3/21/2027 (a)(r)	Lending Club	3/21/2022	1,581	1,601	341
187363680.SRDLC, 17.99%, 3/17/2025 (a)(n)(r)(s)	Lending Club	3/21/2022	367	372	38
187404590.SRDLC, 23.99%, 3/25/2027 (a)(r)	Lending Club	3/22/2022	2,890	2,900	3,019
187419334.SRDLC, 30.99%, 3/30/2027 (a)(n)(r)	Lending Club	4/01/2022	2,493	2,525	261
187430493.SRDLC, 28.49%, 4/4/2025 (a)(n)(r)(s)	Lending Club	4/06/2022	817	828	86
187444837.SRDLC, 30.99%, 3/28/2027 (a)(n)(r)	Lending Club	3/23/2022	1,400	1,418	147
187447743.SRDLC, 30.99%, 3/21/2027 (a)(r)	Lending Club	3/23/2022	3,121	3,133	3,286
187448298.SRDLC, 30.99%, 11/22/2025 (a)(n)(r)(s)	Lending Club	3/24/2022	70	70	7
187449396.SRDLC, 18.99%, 3/22/2027 (a)(r)	Lending Club	3/24/2022	4,159	4,172	4,281
187453785.SRDLC, 25.49%, 3/21/2027 (a)(n)(r)	Lending Club	3/23/2022	16,535	16,750	1,733
187465329.SRDLC, 16.99%, 3/21/2027 (a)(n)(r)	Lending Club	3/23/2022	6,030	632	632
187470501.SRDLC, 25.49%, 3/21/2027 (a)(n)(r)	Lending Club	3/23/2022	2,937	2,976	308
187489246.SRDLC, 24.49%, 5/24/2027 (a)(n)(r)	Lending Club	3/23/2022	2,692	2,727	247
187493017.SRDLC, 30.99%, 6/22/2028 (a)(n)(r)	Lending Club	3/24/2022	7,399	7,491	775
187504263.SRDLC, 18.99%, 4/19/2027 (a)(r)	Lending Club	4/06/2022	2,145	2,153	2,207
187512182.SRDLC, 25.49%, 3/28/2027 (a)(r)	Lending Club	3/24/2022	3,545	3,591	1,214
187515980.SRDLC, 24.99%, 3/24/2027 (a)(r)	Lending Club	3/28/2022	3,312	3,355	1,114
187518225.SRDLC, 20.49%, 3/23/2027 (a)(n)(r)	Lending Club	3/25/2022	2,158	2,186	226
187518895.SRDLC, 22.49%, 3/23/2027 (a)(r)	Lending Club	3/25/2022	2,310	2,318	2,378
187519245.SRDLC, 30.49%, 3/2/2028 (a)(n)(r)	Lending Club	3/25/2022	4,343	4,343	455
187532223.SRDLC, 22.49%, 3/22/2027 (a)(n)(r)	Lending Club	3/24/2022	1,873	1,883	1,927
187543108.SRDLC, 23.99%, 3/23/2027 (a)(n)(r)	Lending Club	3/25/2022	4,406	4,454	4,600
187547112.SRDLC, 23.49%, 4/1/2027 (a)(n)(r)	Lending Club	3/25/2022	4,136	4,190	433
187547337.SRDLC, 19.49%, 3/30/2025 (a)(n)(r)(s)	Lending Club	4/01/2022	1,793	1,816	188
187547558.SRDLC, 30.99%, 3/25/2027 (a)(r)	Lending Club	3/29/2022	1,875	1,900	672
187548640.SRDLC, 19.49%, 3/24/2027 (a)(r)	Lending Club	3/28/2022	2,032	2,039	2,088
187551152.SRDLC, 30.99%, 1/22/2028 (a)(r)	Lending Club	3/24/2022	4,170	4,225	648
187566191.SRDLC, 30.99%, 4/6/2027 (a)(r)	Lending Club	4/08/2022	1,684	1,693	1,755
187568029.SRDLC, 30.99%, 9/25/2027 (a)(r)	Lending Club	3/25/2022	7,869	7,971	1,750
187569851.SRDLC, 23.49%, 8/29/2027 (a)(r)	Lending Club	4/01/2022	5,731	5,749	6,048
187571871.SRDLC, 7.49%, 4/22/2027 (a)(r)	Lending Club	4/20/2022	478	478	474
187592785.SRDLC, 30.99%, 3/24/2027 (a)(r)	Lending Club	3/28/2022	3,121	3,133	3,293
187616322.SRDLC, 9.99%, 4/7/2027 (a)(r)	Lending Club	4/06/2022	2,443	2,443	2,432

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

38	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
187620736.SRDLC, 30.99%, 3/24/2027 (a)(n)(r)	Lending Club	3/28/2022	$6,973	$7,064	$731
187625273.SRDLC, 27.49%, 3/24/2027 (a)(r)	Lending Club	3/28/2022	1,780	1,787	1,878
187629164.SRDLC, 30.49%, 3/15/2027 (a)(n)(r)	Lending Club	3/29/2022	2,992	3,019	3,134
187638238.SRDLC, 30.99%, 3/15/2025 (a)(n)(r)(s)	Lending Club	3/29/2022	1,733	1,756	182
187642052.SRDLC, 30.99%, 3/31/2027 (a)(n)(r)	Lending Club	3/30/2022	2,056	2,082	468
187653936.SRDLC, 30.99%, 5/10/2025 (a)(n)(r)(s)	Lending Club	4/07/2022	1,137	1,152	209
187671142.SRDLC, 20.99%, 4/4/2027 (a)(r)	Lending Club	4/06/2022	2,120	2,127	2,155
187683385.SRDLC, 19.49%, 4/12/2027 (a)(n)(r)	Lending Club	3/30/2022	3,449	3,461	3,545
187692276.SRDLC, 5.00%, 3/31/2028 (a)(n)(r)	Lending Club	3/30/2022	5,324	5,392	4,259
187699788.SRDLC, 23.99%, 3/28/2027 (a)(n)(r)	Lending Club	3/30/2022	22,312	22,602	4,105
187701388.SRDLC, 28.49%, 3/22/2027 (a)(n)(r)	Lending Club	3/30/2022	2,948	2,960	3,130
187711960.SRDLC, 21.49%, 3/30/2027 (a)(n)(r)	Lending Club	3/30/2022	2,179	2,187	2,254
187726884.SRDLC, 23.49%, 3/28/2027 (a)(n)(r)	Lending Club	3/30/2022	2,424	2,456	254
187729933.SRDLC, 30.99%, 4/4/2027 (a)(r)	Lending Club	4/06/2022	1,681	1,688	1,752
187738813.SRDLC, 18.99%, 1/31/2028 (a)(r)	Lending Club	3/30/2022	7,113	7,205	1,472
187741210.SRDLC, 30.99%, 1/28/2026 (a)(n)(r)(s)	Lending Club	3/30/2022	636	645	67
187744622.SRDLC, 20.49%, 3/15/2025 (a)(n)(r)(s)	Lending Club	3/30/2022	4,105	4,159	430
187749050.SRDLC, 30.99%, 1/28/2028 (a)(r)	Lending Club	3/30/2022	3,079	3,080	3,314
187751211.SRDLC, 30.99%, 3/28/2027 (a)(n)(r)	Lending Club	3/30/2022	223	226	23
187751530.SRDLC, 18.49%, 10/4/2027 (a)(n)(r)	Lending Club	4/06/2022	2,010	2,035	1,520
187754067.SRDLC, 17.49%, 7/28/2026 (a)(r)	Lending Club	3/30/2022	536	543	542
187755875.SRDLC, 17.49%, 3/28/2025 (a)(n)(r)(s)	Lending Club	3/30/2022	970	189	179
187765326.SRDLC, 30.99%, 3/28/2027 (a)(n)(r)	Lending Club	3/30/2022	2,894	2,932	303
187773011.SRDLC, 13.19%, 4/4/2027 (a)(r)	Lending Club	4/06/2022	8,339	8,339	1,172
187776367.SRDLC, 22.74%, 3/30/2025 (a)(n)(r)(s)	Lending Club	4/01/2022	1,806	1,830	189
187777756.SRDLC, 30.99%, 3/12/2027 (a)(n)(r)	Lending Club	4/01/2022	1,867	1,891	196
187779942.SRDLC, 30.99%, 8/30/2025 (a)(n)(r)(s)	Lending Club	4/01/2022	2,409	2,440	252
187780746.SRDLC, 21.49%, 10/30/2027 (a)(n)(r)	Lending Club	4/01/2022	4,388	4,445	460
187782545.SRDLC, 16.99%, 3/30/2027 (a)(n)(r)	Lending Club	4/01/2022	3,770	3,782	3,803
187795721.SRDLC, 7.49%, 7/13/2025 (a)(n)(r)(s)	Lending Club	4/15/2022	600	600	63
187799361.SRDLC, 16.99%, 3/31/2027 (a)(n)(r)	Lending Club	4/01/2022	3,273	3,283	3,293
187814662.SRDLC, 30.99%, 4/8/2027 (a)(r)	Lending Club	4/07/2022	1,704	1,710	1,779
187816052.SRDLC, 28.49%, 4/4/2025 (a)(n)(r)(s)	Lending Club	4/06/2022	1,815	1,839	190
187832105.SRDLC, 30.99%, 5/28/2027 (a)(r)	Lending Club	4/06/2022	4,418	4,437	4,657
187833165.SRDLC, 30.99%, 4/15/2027 (a)(r)	Lending Club	4/06/2022	2,204	2,214	2,313
187835742.SRDLC, 15.49%, 4/7/2025 (a)(n)(r)(s)	Lending Club	4/06/2022	3,086	3,126	323
187844022.SRDLC, 30.99%, 10/10/2027 (a)(r)	Lending Club	4/06/2022	6,617	6,703	5,294
187847354.SRDLC, 25.99%, 9/4/2027 (a)(n)(r)	Lending Club	4/06/2022	21,650	21,932	2,269
187850176.SRDLC, 28.49%, 4/4/2025 (a)(n)(r)(s)	Lending Club	4/06/2022	2,451	2,483	257
187852320.SRDLC, 26.49%, 4/18/2027 (a)(r)	Lending Club	4/06/2022	4,063	4,079	4,241
187854140.SRDLC, 20.49%, 4/4/2027 (a)(r)	Lending Club	4/06/2022	4,168	4,183	4,266
187854697.SRDLC, 22.99%, 4/4/2027 (a)(r)	Lending Club	4/06/2022	1,447	1,452	1,495
187857140.SRDLC, 30.99%, 8/18/2028 (a)(r)	Lending Club	4/06/2022	3,349	3,393	952
187859227.SRDLC, 20.49%, 4/4/2025 (a)(n)(r)(s)	Lending Club	4/06/2022	1,576	1,596	165
187864708.SRDLC, 27.99%, 4/19/2027 (a)(n)(r)	Lending Club	4/06/2022	8,167	8,273	856
187865865.SRDLC, 30.99%, 4/4/2025 (a)(n)(r)(s)	Lending Club	4/06/2022	622	630	65
187866166.SRDLC, 30.99%, 4/4/2027 (a)(n)(r)	Lending Club	4/06/2022	6,363	6,446	349
187869709.SRDLC, 28.99%, 4/15/2027 (a)(n)(r)	Lending Club	4/06/2022	7,333	7,428	768
187871605.SRDLC, 30.99%, 4/4/2027 (a)(n)(r)	Lending Club	4/06/2022	10,302	10,432	8,242
187887142.SRDLC, 24.49%, 4/4/2027 (a)(r)	Lending Club	4/06/2022	2,491	2,504	2,578
187887520.SRDLC, 26.99%, 4/4/2027 (a)(n)(r)	Lending Club	4/06/2022	10,143	10,143	1,063
187891190.SRDLC, 24.99%, 4/6/2027 (a)(r)	Lending Club	4/08/2022	1,544	1,549	1,598

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	39

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
187903235.SRDLC, 30.99%, 2/3/2028 (a)(n)(r)	Lending Club	4/06/2022	$4,413	$4,470	$463
187903875.SRDLC, 17.99%, 4/5/2025 (a)(n)(r)(s)	Lending Club	4/07/2022	1,077	1,091	113
187904645.SRDLC, 23.99%, 4/4/2025 (a)(n)(r)(s)	Lending Club	4/06/2022	3,254	3,254	341
187905484.SRDLC, 26.74%, 10/28/2027 (a)(n)(r)	Lending Club	4/08/2022	7,028	7,052	7,500
187914262.SRDLC, 30.99%, 4/5/2027 (a)(r)	Lending Club	4/07/2022	6,728	6,756	7,014
187916897.SRDLC, 30.99%, 8/5/2027 (a)(r)	Lending Club	4/07/2022	3,607	3,654	3,780
187920689.SRDLC, 25.49%, 7/15/2027 (a)(r)	Lending Club	4/07/2022	2,593	2,612	2,713
187923397.SRDLC, 30.99%, 4/16/2027 (a)(n)(r)	Lending Club	4/07/2022	8,004	8,108	839
187930630.SRDLC, 27.99%, 9/20/2025 (a)(n)(r)(s)	Lending Club	4/07/2022	183	185	19
187936291.SRDLC, 16.49%, 4/5/2027 (a)(r)	Lending Club	4/07/2022	1,350	1,358	1,364
187945171.SRDLC, 30.99%, 4/6/2027 (a)(n)(r)	Lending Club	4/08/2022	5,356	5,426	561
187948199.SRDLC, 30.99%, 4/13/2027 (a)(n)(r)	Lending Club	4/08/2022	5,452	5,523	571
187961524.SRDLC, 30.99%, 4/15/2026 (a)(n)(r)(s)	Lending Club	4/08/2022	3,453	3,498	362
187981341.SRDLC, 21.49%, 4/6/2027 (a)(n)(r)	Lending Club	4/08/2022	1,379	1,383	1,410
187982886.SRDLC, 5.00%, 4/30/2028 (a)(n)(r)	Lending Club	4/06/2022	11,004	11,004	11,031
187983448.SRDLC, 28.99%, 4/20/2025 (a)(n)(r)(s)	Lending Club	4/08/2022	1,812	1,836	190
187984198.SRDLC, 9.69%, 4/4/2027 (a)(r)	Lending Club	4/06/2022	4,807	4,807	4,782
187984558.SRDLC, 17.99%, 4/6/2025 (a)(n)(r)(s)	Lending Club	4/08/2022	366	371	38
187999901.SRDLC, 5.00%, 4/4/2026 (a)(n)(r)(s)	Lending Club	4/06/2022	974	974	102
188003641.SRDLC, 7.59%, 4/15/2027 (a)(r)	Lending Club	4/07/2022	9,284	9,284	9,246
188071537.SRDLC, 14.99%, 4/13/2027 (a)(r)	Lending Club	4/11/2022	6,228	6,228	6,223
188118276.SRDLC, 14.09%, 4/29/2027 (a)(n)(r)	Lending Club	4/12/2022	16,199	16,199	1,698
188154421.SRDLC, 6.59%, 4/7/2027 (a)(r)	Lending Club	4/11/2022	3,293	3,293	3,278
188180458.SRDLC, 13.19%, 1/20/2028 (a)(n)(r)	Lending Club	4/12/2022	6,607	6,607	5,873
188180817.SRDLC, 9.69%, 4/18/2027 (a)(r)	Lending Club	4/20/2022	4,807	4,807	4,787
188187819.SRDLC, 23.99%, 4/8/2027 (a)(n)(r)	Lending Club	4/12/2022	3,570	3,570	374
188202504.SRDLC, 18.19%, 4/1/2027 (a)(n)(r)	Lending Club	4/13/2022	2,710	2,710	2,703
188214895.SRDLC, 26.79%, 11/21/2025 (a)(n)(r)(s)	Lending Club	4/14/2022	10,388	10,388	1,911
188272070.SRDLC, 7.59%, 4/22/2025 (a)(n)(r)(s)	Lending Club	4/14/2022	4,544	4,544	476
188369317.SRDLC, 10.00%, 4/22/2027 (a)(r)	Lending Club	4/26/2022	8,700	8,700	8,667
188382495.SRDLC, 10.59%, 4/14/2027 (a)(r)	Lending Club	4/18/2022	6,105	6,105	6,078
188423939.SRDLC, 6.59%, 4/15/2027 (a)(r)	Lending Club	4/19/2022	5,186	5,186	5,139
188469901.SRDLC, 8.79%, 4/18/2025 (a)(n)(r)(s)	Lending Club	4/20/2022	9,979	9,979	1,046
188470491.SRDLC, 7.09%, 4/25/2027 (a)(r)	Lending Club	4/27/2022	1,526	1,526	1,522
188494020.SRDLC, 15.19%, 4/18/2027 (a)(n)(r)	Lending Club	4/20/2022	6,035	6,035	633
188506333.SRDLC, 7.59%, 4/18/2027 (a)(r)	Lending Club	4/20/2022	4,164	4,164	4,147
188512665.SRDLC, 16.19%, 4/18/2025 (a)(n)(r)(s)	Lending Club	4/20/2022	1,960	1,960	205
188560858.SRDLC, 15.19%, 4/25/2027 (a)(n)(r)	Lending Club	4/27/2022	11,471	11,471	1,202
188602043.SRDLC, 23.99%, 4/25/2027 (a)(n)(r)	Lending Club	4/25/2022	8,314	8,314	871
188639510.SRDLC, 23.99%, 4/21/2027 (a)(r)	Lending Club	4/25/2022	3,041	3,041	3,111
188651498.SRDLC, 9.99%, 4/21/2027 (a)(r)	Lending Club	4/25/2022	1,933	1,933	1,925
188683792.SRDLC, 14.99%, 4/25/2027 (a)(r)	Lending Club	4/27/2022	1,844	1,844	1,848
188687759.SRDLC, 14.99%, 4/22/2027 (a)(r)	Lending Club	4/26/2022	3,954	3,954	3,956
188701267.SRDLC, 17.44%, 4/21/2027 (a)(r)	Lending Club	4/25/2022	5,489	5,489	5,497
188705941.SRDLC, 14.99%, 4/13/2027 (a)(n)(r)	Lending Club	4/25/2022	5,209	5,209	5,208
188715091.SRDLC, 23.99%, 4/22/2027 (a)(r)	Lending Club	4/26/2022	12,167	12,167	12,454
188761265.SRDLC, 6.59%, 4/25/2025 (a)(n)(r)(s)	Lending Club	4/27/2022	1,910	1,910	200
188800045.SRDLC, 5.59%, 4/26/2027 (a)(r)	Lending Club	4/28/2022	8,913	8,913	8,836
188843204.SRDLC, 14.99%, 12/10/2027 (a)(n)(r)	Lending Club	4/28/2022	4,232	4,232	4,196
188846276.SRDLC, 11.89%, 5/10/2027 (a)(r)	Lending Club	4/29/2022	11,046	11,046	10,977
188871984.SRDLC, 22.49%, 10/27/2027 (a)(n)(r)	Lending Club	4/29/2022	7,697	7,697	807
190585073.SRDLC, 16.99%, 7/7/2025 (a)(n)(r)(s)	Lending Club	7/11/2022	17,391	17,521	1,823

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

40	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
191000884.SRDLC, 30.99%, 7/10/2027 (a)(r)	Lending Club	7/07/2022	$6,112	$6,130	$6,420
191038262.SRDLC, 28.99%, 8/15/2025 (a)(n)(r)(s)	Lending Club	8/08/2022	6,298	6,361	660
191095020.SRDLC, 23.74%, 7/20/2027 (a)(r)	Lending Club	7/11/2022	8,023	8,023	8,206
191122073.SRDLC, 30.99%, 11/14/2028 (a)(n)(r)	Lending Club	7/07/2022	9,408	9,477	6,526
191128959.SRDLC, 30.99%, 7/12/2027 (a)(n)(r)	Lending Club	7/12/2022	3,890	3,919	408
191151335.SRDLC, 22.99%, 7/5/2027 (a)(n)(r)	Lending Club	7/07/2022	5,299	5,339	555
191159852.SRDLC, 30.49%, 7/20/2027 (a)(n)(r)	Lending Club	7/08/2022	4,262	4,294	447
191177276.SRDLC, 30.99%, 7/18/2027 (a)(n)(r)	Lending Club	7/20/2022	11,210	11,322	1,175
191181283.SRDLC, 23.49%, 7/7/2027 (a)(n)(r)	Lending Club	7/11/2022	6,828	6,879	716
191181523.SRDLC, 30.99%, 7/16/2027 (a)(r)	Lending Club	7/13/2022	8,377	8,402	8,837
191193127.SRDLC, 30.49%, 7/13/2027 (a)(n)(r)	Lending Club	7/15/2022	2,936	2,958	308
191198358.SRDLC, 30.99%, 7/12/2027 (a)(n)(r)	Lending Club	7/14/2022	4,256	4,288	446
191203714.SRDLC, 23.99%, 7/15/2025 (a)(n)(r)(s)	Lending Club	7/19/2022	3,350	3,350	351
191229228.SRDLC, 26.99%, 8/29/2027 (a)(n)(r)	Lending Club	7/12/2022	11,220	11,305	1,176
191251728.SRDLC, 30.99%, 7/17/2027 (a)(n)(r)	Lending Club	7/12/2022	3,689	3,717	387
191252175.SRDLC, 30.99%, 7/11/2027 (a)(n)(r)	Lending Club	7/13/2022	2,205	2,221	411
191274191.SRDLC, 26.99%, 8/8/2025 (a)(n)(r)(s)	Lending Club	8/10/2022	4,024	4,064	422
191275722.SRDLC, 27.99%, 7/18/2025 (a)(n)(r)(s)	Lending Club	7/13/2022	361	364	38
191293818.SRDLC, 30.99%, 7/30/2027 (a)(n)(r)	Lending Club	7/19/2022	7,825	7,859	8,296
191302532.SRDLC, 23.49%, 7/11/2027 (a)(r)	Lending Club	7/13/2022	2,206	2,211	2,303
191337039.SRDLC, 14.54%, 7/18/2025 (a)(n)(r)(s)	Lending Club	7/13/2022	751	757	79
191340523.SRDLC, 15.69%, 7/11/2027 (a)(r)	Lending Club	7/13/2022	8,476	8,476	8,534
191346196.SRDLC, 27.74%, 7/28/2027 (a)(r)	Lending Club	7/22/2022	4,786	4,804	5,092
191390818.SRDLC, 17.19%, 7/4/2027 (a)(n)(r)	Lending Club	7/15/2022	17,152	17,152	1,798
191434671.SRDLC, 13.44%, 7/14/2027 (a)(r)	Lending Club	7/18/2022	7,418	7,418	7,482
191446786.SRDLC, 22.49%, 7/26/2027 (a)(n)(r)	Lending Club	7/28/2022	4,778	4,826	501
191462983.SRDLC, 28.99%, 7/21/2027 (a)(r)	Lending Club	7/25/2022	2,767	2,778	2,931
191510625.SRDLC, 23.99%, 7/25/2027 (a)(n)(r)	Lending Club	7/27/2022	13,285	13,285	1,392
191513596.SRDLC, 5.00%, 7/25/2026 (a)(r)	Lending Club	7/20/2022	835	835	835
191521233.SRDLC, 18.99%, 7/18/2025 (a)(n)(r)(s)	Lending Club	7/20/2022	1,941	1,960	203
191527006.SRDLC, 30.99%, 7/25/2027 (a)(r)	Lending Club	7/20/2022	2,096	2,104	2,226
191553131.SRDLC, 28.49%, 7/18/2027 (a)(n)(r)	Lending Club	7/20/2022	5,654	5,710	593
191559588.SRDLC, 30.99%, 7/24/2027 (a)(r)	Lending Club	7/20/2022	2,514	2,524	2,669
191563994.SRDLC, 19.24%, 7/25/2027 (a)(n)(r)	Lending Club	7/20/2022	3,713	3,750	389
191572560.SRDLC, 30.99%, 1/18/2026 (a)(n)(r)(s)	Lending Club	7/20/2022	1,532	1,532	161
191588942.SRDLC, 27.49%, 1/3/2027 (a)(n)(r)	Lending Club	7/21/2022	2,588	2,614	271
191603240.SRDLC, 14.94%, 8/2/2027 (a)(r)	Lending Club	7/20/2022	5,296	5,296	5,314
191616350.SRDLC, 30.99%, 7/19/2027 (a)(r)	Lending Club	7/21/2022	2,434	2,443	2,574
191616574.SRDLC, 17.99%, 7/28/2025 (a)(n)(r)(s)	Lending Club	7/21/2022	1,651	1,666	173
191628206.SRDLC, 28.99%, 8/16/2027 (a)(r)	Lending Club	8/18/2022	7,924	7,924	8,318
191666463.SRDLC, 10.00%, 2/16/2028 (a)(r)	Lending Club	8/09/2022	2,823	2,823	2,616
191680560.SRDLC, 23.49%, 7/28/2027 (a)(r)	Lending Club	7/27/2022	4,086	4,101	4,301
191694452.SRDLC, 30.99%, 7/25/2027 (a)(n)(r)	Lending Club	7/27/2022	2,901	2,901	304
191705506.SRDLC, 17.99%, 9/22/2025 (a)(n)(r)(s)	Lending Club	7/26/2022	418	422	44
191766386.SRDLC, 19.99%, 7/25/2025 (a)(n)(r)(s)	Lending Club	7/27/2022	1,283	1,296	135
191786026.SRDLC, 16.79%, 8/4/2027 (a)(r)	Lending Club	8/08/2022	14,098	14,098	14,081
191786546.SRDLC, 5.00%, 3/7/2028 (a)(r)	Lending Club	7/27/2022	3,323	3,357	3,192
191793460.SRDLC, 24.99%, 7/25/2025 (a)(n)(r)(s)	Lending Club	7/27/2022	616	622	65
191813026.SRDLC, 20.99%, 7/1/2027 (a)(n)(r)	Lending Club	7/29/2022	2,086	2,094	2,141
191814695.SRDLC, 29.49%, 8/3/2026 (a)(r)	Lending Club	8/05/2022	1,345	1,346	1,363
191831931.SRDLC, 22.49%, 8/5/2027 (a)(r)	Lending Club	7/29/2022	2,362	2,371	2,426
191847136.SRDLC, 16.49%, 7/25/2025 (a)(n)(r)(s)	Lending Club	7/27/2022	4,315	4,315	452

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	41

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
191849583.SRDLC, 13.19%, 8/1/2027 (a)(n)(r)	Lending Club	7/27/2022	$6,053	$6,053	$4,527
191860902.SRDLC, 30.99%, 7/28/2025 (a)(n)(r)(s)	Lending Club	8/01/2022	1,968	1,988	206
191871219.SRDLC, 30.99%, 8/10/2027 (a)(n)(r)	Lending Club	8/03/2022	3,311	3,344	347
191907225.SRDLC, 14.54%, 8/5/2025 (a)(n)(r)(s)	Lending Club	8/09/2022	5,550	5,605	582
191990878.SRDLC, 16.99%, 8/15/2027 (a)(n)(r)	Lending Club	8/17/2022	12,268	12,268	1,286
192010930.SRDLC, 30.99%, 8/8/2026 (a)(r)	Lending Club	8/10/2022	206	206	209
192020118.SRDLC, 15.00%, 4/23/2028 (a)(n)(r)	Lending Club	8/25/2022	10,495	10,590	10,547
192023144.SRDLC, 23.99%, 8/30/2027 (a)(n)(r)	Lending Club	8/11/2022	4,043	4,043	4,122
192027703.SRDLC, 14.19%, 3/2/2028 (a)(r)	Lending Club	8/04/2022	2,904	2,904	2,912
192046955.SRDLC, 24.49%, 8/19/2025 (a)(n)(r)(s)	Lending Club	8/23/2022	3,720	3,720	390
192047796.SRDLC, 30.99%, 8/19/2027 (a)(n)(r)	Lending Club	8/23/2022	22,289	22,289	2,336
192054809.SRDLC, 13.19%, 2/12/2028 (a)(r)	Lending Club	8/05/2022	5,576	5,576	4,003
192063849.SRDLC, 23.49%, 8/23/2027 (a)(r)	Lending Club	8/23/2022	7,491	7,491	7,528
192078630.SRDLC, 26.49%, 8/10/2026 (a)(n)(r)	Lending Club	8/12/2022	1,934	1,953	203
192095084.SRDLC, 23.99%, 8/4/2027 (a)(r)	Lending Club	8/08/2022	5,081	5,081	5,162
192107400.SRDLC, 16.49%, 9/8/2025 (a)(n)(r)(s)	Lending Club	8/10/2022	800	800	84
192131702.SRDLC, 19.69%, 8/15/2027 (a)(r)	Lending Club	8/05/2022	5,714	5,714	5,720
192143725.SRDLC, 23.99%, 8/5/2027 (a)(n)(r)	Lending Club	8/09/2022	718	718	729
192165868.SRDLC, 30.99%, 8/19/2027 (a)(n)(r)	Lending Club	8/10/2022	4,960	5,009	520
192192717.SRDLC, 10.99%, 8/10/2027 (a)(r)	Lending Club	8/12/2022	4,188	4,188	4,177
192193246.SRDLC, 16.99%, 8/8/2025 (a)(n)(r)(s)	Lending Club	8/10/2022	597	603	63
192200565.SRDLC, 24.99%, 8/21/2025 (a)(n)(r)(s)	Lending Club	8/10/2022	250	253	26
192235260.SRDLC, 23.99%, 8/8/2027 (a)(r)	Lending Club	8/10/2022	3,457	3,457	3,519
192237494.SRDLC, 20.49%, 8/25/2027 (a)(r)	Lending Club	8/12/2022	2,325	2,325	2,367
192238273.SRDLC, 30.99%, 8/5/2025 (a)(n)(r)(s)	Lending Club	9/01/2022	1,450	1,464	152
192252952.SRDLC, 29.49%, 5/17/2028 (a)(n)(r)	Lending Club	8/10/2022	3,671	3,671	3,882
192266752.SRDLC, 16.49%, 8/13/2027 (a)(r)	Lending Club	8/10/2022	3,717	3,717	3,752
192281994.SRDLC, 23.99%, 8/9/2027 (a)(n)(r)	Lending Club	8/11/2022	628	628	66
192292509.SRDLC, 18.49%, 8/24/2025 (a)(n)(r)(s)	Lending Club	8/11/2022	3,854	3,854	404
192294945.SRDLC, 20.99%, 8/26/2027 (a)(r)	Lending Club	8/30/2022	2,922	2,933	3,041
192306426.SRDLC, 19.99%, 8/26/2025 (a)(n)(r)(s)	Lending Club	8/30/2022	2,111	2,132	221
192333734.SRDLC, 30.49%, 9/17/2027 (a)(n)(r)	Lending Club	9/07/2022	5,448	5,448	571
192338100.SRDLC, 14.69%, 8/11/2027 (a)(r)	Lending Club	8/15/2022	4,115	4,115	4,153
192359015.SRDLC, 13.99%, 12/20/2028 (a)(r)	Lending Club	8/12/2022	5,403	5,403	732
192367518.SRDLC, 13.39%, 12/11/2025 (a)(n)(r)(s)	Lending Club	8/15/2022	19,158	19,158	2,008
192370079.SRDLC, 30.49%, 8/20/2027 (a)(n)(r)	Lending Club	8/12/2022	7,348	7,421	770
192373124.SRDLC, 30.99%, 8/30/2026 (a)(n)(r)	Lending Club	9/01/2022	347	350	36
192379595.SRDLC, 13.99%, 8/15/2027 (a)(r)	Lending Club	8/17/2022	5,404	5,404	5,394
192388823.SRDLC, 22.24%, 8/11/2025 (a)(n)(r)(s)	Lending Club	8/15/2022	3,106	3,138	326
192400720.SRDLC, 22.99%, 8/14/2027 (a)(n)(r)	Lending Club	8/16/2022	4,059	4,059	425
192413613.SRDLC, 20.99%, 11/11/2024 (a)(n)(r)(s)	Lending Club	8/15/2022	252	255	26
192420352.SRDLC, 16.69%, 3/27/2028 (a)(r)	Lending Club	8/16/2022	19,616	19,616	2,782
192428920.SRDLC, 16.24%, 2/18/2028 (a)(r)	Lending Club	8/22/2022	6,919	6,919	6,895
192431792.SRDLC, 21.49%, 8/15/2027 (a)(r)	Lending Club	8/17/2022	3,773	3,773	3,825
192512046.SRDLC, 24.99%, 8/29/2027 (a)(r)	Lending Club	8/31/2022	1,582	1,582	1,631
192526019.SRDLC, 28.49%, 4/2/2028 (a)(n)(r)	Lending Club	8/23/2022	5,043	5,043	—
192545623.SRDLC, 25.74%, 8/17/2027 (a)(r)	Lending Club	8/19/2022	4,398	4,398	4,505
192565665.SRDLC, 28.99%, 3/30/2028 (a)(r)	Lending Club	8/24/2022	8,703	8,703	9,238
192590629.SRDLC, 30.99%, 9/2/2025 (a)(n)(r)(s)	Lending Club	8/23/2022	1,408	1,422	148
192607073.SRDLC, 29.99%, 8/19/2027 (a)(n)(r)	Lending Club	8/23/2022	6,305	6,305	1,160
192608111.SRDLC, 23.49%, 8/17/2027 (a)(r)	Lending Club	8/19/2022	3,103	3,114	3,270
192613924.SRDLC, 19.94%, 8/30/2027 (a)(n)(r)	Lending Club	8/22/2022	9,906	9,906	10,058

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

42	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
192622579.SRDLC, 16.49%, 8/23/2027 (a)(r)	Lending Club	8/23/2022	$8,468	$8,468	$8,491
192629073.SRDLC, 32.39%, 8/29/2027 (a)(r)	Lending Club	8/23/2022	6,720	6,748	7,207
192646300.SRDLC, 30.99%, 4/26/2026 (a)(n)(r)(s)	Lending Club	8/30/2022	1,987	2,007	208
192662590.SRDLC, 26.49%, 8/4/2025 (a)(n)(r)(s)	Lending Club	8/23/2022	2,828	2,828	296
192668976.SRDLC, 22.49%, 8/22/2027 (a)(n)(r)	Lending Club	8/24/2022	3,594	3,594	377
192671256.SRDLC, 32.39%, 8/17/2027 (a)(n)(r)	Lending Club	8/23/2022	9,107	9,107	9,616
192691765.SRDLC, 30.99%, 8/28/2025 (a)(n)(r)(s)	Lending Club	8/23/2022	815	823	85
192702036.SRDLC, 26.49%, 8/19/2027 (a)(r)	Lending Club	8/23/2022	4,849	4,849	4,952
192708355.SRDLC, 32.39%, 8/23/2027 (a)(r)	Lending Club	8/23/2022	8,138	8,179	8,678
192759832.SRDLC, 22.99%, 8/31/2027 (a)(n)(r)	Lending Club	8/24/2022	9,416	9,416	9,671
192766943.SRDLC, 22.99%, 8/29/2027 (a)(r)	Lending Club	8/31/2022	6,933	6,958	7,350
192780614.SRDLC, 23.99%, 8/30/2027 (a)(n)(r)	Lending Club	8/24/2022	1,992	2,000	2,115
192789922.SRDLC, 25.99%, 4/6/2028 (a)(r)	Lending Club	9/08/2022	7,322	7,322	2,000
192796294.SRDLC, 9.09%, 9/1/2025 (a)(n)(r)(s)	Lending Club	9/06/2022	3,230	3,230	339
192810627.SRDLC, 19.94%, 8/23/2025 (a)(n)(r)(s)	Lending Club	8/25/2022	2,446	2,446	256
192817165.SRDLC, 30.99%, 2/22/2028 (a)(n)(r)	Lending Club	8/24/2022	6,943	7,013	728
192822780.SRDLC, 22.49%, 8/22/2025 (a)(n)(r)(s)	Lending Club	8/24/2022	6,150	6,211	645
192855200.SRDLC, 28.99%, 8/26/2027 (a)(n)(r)	Lending Club	8/25/2022	2,623	2,623	275
192876522.SRDLC, 32.39%, 8/25/2027 (a)(r)	Lending Club	8/29/2022	3,479	3,494	3,719
192879657.SRDLC, 15.94%, 8/24/2027 (a)(n)(r)	Lending Club	8/26/2022	7,246	7,246	759
192924727.SRDLC, 25.24%, 8/26/2027 (a)(n)(r)	Lending Club	8/30/2022	4,671	4,671	490
192930139.SRDLC, 25.24%, 8/26/2027 (a)(n)(r)	Lending Club	8/30/2022	10,286	10,286	1,078
192964543.SRDLC, 32.39%, 7/14/2028 (a)(n)(r)	Lending Club	8/31/2022	12,210	12,319	1,280
192982092.SRDLC, 22.24%, 8/29/2027 (a)(r)	Lending Club	8/31/2022	3,240	3,240	3,303
192989933.SRDLC, 14.94%, 8/29/2027 (a)(n)(r)	Lending Club	8/31/2022	14,195	14,195	1,488
192991046.SRDLC, 29.99%, 9/3/2025 (a)(n)(r)(s)	Lending Club	9/02/2022	10,837	10,946	1,136
192995083.SRDLC, 32.39%, 9/6/2027 (a)(n)(r)	Lending Club	9/02/2022	4,964	5,013	520
193005732.SRDLC, 23.99%, 9/2/2027 (a)(n)(r)	Lending Club	8/31/2022	8,304	8,304	870
193008719.SRDLC, 25.49%, 8/30/2027 (a)(n)(r)	Lending Club	9/01/2022	5,162	5,162	5,339
193025123.SRDLC, 18.74%, 8/29/2025 (a)(n)(r)(s)	Lending Club	8/31/2022	5,156	5,208	540
193049189.SRDLC, 25.49%, 8/29/2025 (a)(n)(r)(s)	Lending Club	8/31/2022	2,854	2,882	299
193051392.SRDLC, 24.99%, 9/16/2027 (a)(r)	Lending Club	9/20/2022	8,434	8,400	8,642
193051775.SRDLC, 24.49%, 9/1/2027 (a)(r)	Lending Club	9/12/2022	2,229	2,214	2,262
193067174.SRDLC, 10.79%, 9/3/2025 (a)(n)(r)(s)	Lending Club	8/31/2022	10,066	10,066	1,055
193070371.SRDLC, 30.99%, 9/25/2028 (a)(n)(r)	Lending Club	9/16/2022	3,615	3,631	3,844
193081235.SRDLC, 16.19%, 8/29/2027 (a)(n)(r)	Lending Club	8/31/2022	4,255	4,255	446
193085811.SRDLC, 22.49%, 8/31/2027 (a)(n)(r)	Lending Club	9/02/2022	2,667	2,658	2,726
193088858.SRDLC, 28.99%, 8/30/2027 (a)(n)(r)	Lending Club	9/01/2022	4,584	4,605	4,832
193107288.SRDLC, 23.99%, 8/31/2027 (a)(n)(r)	Lending Club	9/02/2022	14,531	14,531	1,523
193109985.SRDLC, 32.39%, 9/9/2027 (a)(n)(r)	Lending Club	9/08/2022	2,330	2,336	244
193110550.SRDLC, 22.99%, 7/15/2026 (a)(r)	Lending Club	9/01/2022	977	986	445
193120148.SRDLC, 28.99%, 8/31/2027 (a)(n)(r)	Lending Club	9/02/2022	10,526	10,632	1,103
193132810.SRDLC, 24.49%, 8/31/2027 (a)(r)	Lending Club	9/02/2022	3,743	3,759	3,908
193178153.SRDLC, 9.59%, 9/7/2027 (a)(r)	Lending Club	9/09/2022	6,001	6,001	5,974
193185229.SRDLC, 30.99%, 9/22/2027 (a)(n)(r)	Lending Club	9/09/2022	3,478	3,486	364
193225539.SRDLC, 32.39%, 9/15/2027 (a)(n)(r)	Lending Club	9/07/2022	7,455	7,473	781
193294673.SRDLC, 20.44%, 9/20/2027 (a)(n)(r)	Lending Club	9/08/2022	6,336	6,336	664
193322974.SRDLC, 31.74%, 9/7/2027 (a)(n)(r)	Lending Club	9/09/2022	3,448	3,456	361
193341840.SRDLC, 32.39%, 9/15/2027 (a)(n)(r)	Lending Club	9/29/2022	6,401	6,465	671
193348242.SRDLC, 25.49%, 9/7/2027 (a)(n)(r)	Lending Club	9/09/2022	3,513	3,521	2,749
193378827.SRDLC, 15.99%, 9/27/2025 (a)(n)(r)(s)	Lending Club	9/14/2022	6,541	6,476	686
193402913.SRDLC, 26.49%, 9/16/2025 (a)(n)(r)(s)	Lending Club	9/20/2022	1,814	1,796	190

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	43

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
193413820.SRDLC, 32.39%, 10/25/2027 (a)(n)(r)	Lending Club	9/13/2022	$4,666	$4,713	$—
193432417.SRDLC, 13.69%, 9/15/2025 (a)(n)(r)(s)	Lending Club	9/14/2022	19,431	19,236	2,036
193491097.SRDLC, 25.49%, 4/12/2028 (a)(r)	Lending Club	9/14/2022	3,343	3,358	3,539
193519115.SRDLC, 30.99%, 1/19/2026 (a)(n)(r)(s)	Lending Club	9/14/2022	1,789	1,807	188
193543089.SRDLC, 25.19%, 9/27/2027 (a)(n)(r)	Lending Club	9/29/2022	4,206	4,164	4,326
193602909.SRDLC, 24.49%, 9/15/2027 (a)(r)	Lending Club	9/19/2022	3,724	3,739	3,932
193639194.SRDLC, 20.49%, 9/19/2027 (a)(n)(r)	Lending Club	9/21/2022	5,154	5,103	540
193645928.SRDLC, 19.49%, 4/1/2028 (a)(r)	Lending Club	9/20/2022	549	551	555
193696796.SRDLC, 32.39%, 9/16/2027 (a)(r)	Lending Club	9/20/2022	9,129	9,169	9,723
193704775.SRDLC, 20.99%, 10/7/2027 (a)(r)	Lending Club	10/12/2022	2,765	2,768	2,826
193719168.SRDLC, 22.49%, 9/19/2027 (a)(n)(r)	Lending Club	9/21/2022	6,357	6,294	666
193722521.SRDLC, 30.99%, 9/26/2027 (a)(r)	Lending Club	9/27/2022	11,038	11,089	11,822
193845623.SRDLC, 20.24%, 9/30/2027 (a)(n)(r)	Lending Club	9/28/2022	3,781	3,744	396
193847911.SRDLC, 20.19%, 9/23/2025 (a)(n)(r)(s)	Lending Club	9/27/2022	760	752	80
193897869.SRDLC, 23.49%, 9/26/2027 (a)(n)(r)	Lending Club	9/28/2022	8,425	8,341	883
193900889.SRDLC, 22.49%, 9/26/2027 (a)(r)	Lending Club	9/28/2022	8,220	8,187	8,370
193919332.SRDLC, 30.99%, 10/31/2025 (a)(n)(r)(s)	Lending Club	10/19/2022	4,530	4,485	475
193939471.SRDLC, 32.39%, 10/14/2027 (a)(r)	Lending Club	10/11/2022	3,238	3,243	3,446
193940880.SRDLC, 22.49%, 9/26/2027 (a)(r)	Lending Club	9/28/2022	8,059	8,026	8,206
193956137.SRDLC, 24.99%, 10/27/2027 (a)(n)(r)	Lending Club	10/07/2022	16,665	16,832	—
193981563.SRDLC, 25.49%, 9/26/2027 (a)(r)	Lending Club	9/28/2022	3,647	3,632	3,754
193990313.SRDLC, 27.99%, 9/26/2025 (a)(n)(r)(s)	Lending Club	9/28/2022	1,677	1,694	176
193993362.SRDLC, 23.99%, 9/26/2027 (a)(r)	Lending Club	9/28/2022	6,376	6,402	6,764
193996097.SRDLC, 22.99%, 9/26/2025 (a)(n)(r)(s)	Lending Club	9/28/2022	1,346	1,359	141
194006210.SRDLC, 19.99%, 10/15/2027 (a)(r)	Lending Club	10/06/2022	7,514	7,484	7,607
194073006.SRDLC, 25.99%, 9/5/2027 (a)(n)(r)	Lending Club	10/03/2022	2,931	2,918	2,979
194264252.SRDLC, 25.44%, 10/12/2027 (a)(n)(r)	Lending Club	10/14/2022	3,759	3,722	394
194279737.SRDLC, 19.24%, 10/4/2026 (a)(n)(r)	Lending Club	10/06/2022	1,703	1,703	1,724
194405751.SRDLC, 16.49%, 10/13/2027 (a)(r)	Lending Club	10/13/2022	5,461	5,440	5,450
194424781.SRDLC, 18.49%, 10/21/2024 (a)(n)(r)(s)	Lending Club	10/25/2022	3,077	3,108	322
194455826.SRDLC, 21.24%, 10/11/2027 (a)(n)(r)	Lending Club	10/13/2022	11,003	10,893	1,153
194532233.SRDLC, 30.99%, 10/11/2025 (a)(n)(r)(s)	Lending Club	10/13/2022	1,282	1,294	134
194535429.SRDLC, 24.49%, 10/19/2027 (a)(r)	Lending Club	10/21/2022	3,906	3,889	3,995
194563879.SRDLC, 26.49%, 4/12/2028 (a)(n)(r)	Lending Club	10/14/2022	9,275	9,367	6,592
194587361.SRDLC, 28.99%, 10/19/2027 (a)(r)	Lending Club	10/21/2022	2,294	2,284	2,420
194611665.SRDLC, 12.69%, 10/17/2027 (a)(r)	Lending Club	10/19/2022	7,740	7,712	7,844
194633979.SRDLC, 10.79%, 11/17/2025 (a)(n)(r)(s)	Lending Club	10/19/2022	578	572	61
194662189.SRDLC, 26.99%, 2/17/2026 (a)(n)(r)(s)	Lending Club	10/19/2022	1,604	1,620	168
194678308.SRDLC, 22.49%, 10/17/2027 (a)(n)(r)	Lending Club	10/19/2022	4,796	4,748	503
194699714.SRDLC, 26.49%, 10/17/2025 (a)(n)(r)(s)	Lending Club	10/19/2022	444	440	47
194714833.SRDLC, 22.01%, 10/4/2027 (a)(n)(r)	Lending Club	10/19/2022	3,609	3,645	378
194755673.SRDLC, 24.49%, 10/19/2027 (a)(r)	Lending Club	10/21/2022	2,604	2,593	2,670
194763161.SRDLC, 18.99%, 3/2/2026 (a)(n)(r)(s)	Lending Club	10/20/2022	1,600	1,616	168
194767039.SRDLC, 30.99%, 10/20/2028 (a)(n)(r)	Lending Club	10/24/2022	7,592	7,516	796
194773712.SRDLC, 25.99%, 1/21/2025 (a)(n)(r)(s)	Lending Club	10/25/2022	339	342	35
194828658.SRDLC, 14.44%, 5/28/2026 (a)(r)	Lending Club	11/01/2022	180	178	180
194852386.SRDLC, 28.99%, 11/2/2027 (a)(n)(r)	Lending Club	12/01/2022	8,481	8,425	8,874
194871645.SRDLC, 10.99%, 10/15/2027 (a)(r)	Lending Club	10/26/2022	6,394	6,371	6,376
194884506.SRDLC, 22.99%, 10/27/2026 (a)(n)(r)	Lending Club	10/26/2022	1,422	1,412	1,445
194899015.SRDLC, 25.49%, 10/24/2027 (a)(n)(r)	Lending Club	10/26/2022	9,735	9,637	1,836
194921409.SRDLC, 15.00%, 2/26/2028 (a)(n)(r)	Lending Club	10/28/2022	4,376	4,403	4,302
194969316.SRDLC, 24.49%, 10/24/2027 (a)(n)(r)	Lending Club	10/26/2022	6,840	6,771	717

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

44	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
194975652.SRDLC, 10.00%, 5/25/2028 (a)(r)	Lending Club	10/27/2022	$12,562	$12,439	$11,159
195004526.SRDLC, 11.19%, 10/27/2026 (a)(n)(r)	Lending Club	10/31/2022	5,788	5,731	607
195008403.SRDLC, 15.94%, 10/4/2027 (a)(n)(r)	Lending Club	10/31/2022	3,592	3,557	377
195028406.SRDLC, 28.99%, 10/28/2027 (a)(r)	Lending Club	11/01/2022	2,753	2,756	2,960
195096186.SRDLC, 21.99%, 10/27/2025 (a)(n)(r)(s)	Lending Club	10/31/2022	2,703	2,730	283
195123243.SRDLC, 10.00%, 6/27/2028 (a)(n)(r)	Lending Club	10/31/2022	7,534	7,604	7,395
195175667.SRDLC, 27.74%, 10/28/2025 (a)(n)(r)(s)	Lending Club	11/01/2022	1,971	1,976	207
195186093.SRDLC, 16.49%, 11/7/2025 (a)(n)(r)(s)	Lending Club	11/09/2022	5,791	5,733	607
195252772.SRDLC, 15.19%, 11/7/2027 (a)(n)(r)	Lending Club	11/09/2022	2,813	2,785	295
195262520.SRDLC, 9.59%, 11/12/2027 (a)(r)	Lending Club	11/09/2022	14,805	14,734	14,726
195269918.SRDLC, 25.99%, 11/7/2027 (a)(n)(r)	Lending Club	11/09/2022	2,287	2,265	2,311
195297116.SRDLC, 14.19%, 11/7/2027 (a)(r)	Lending Club	11/09/2022	2,250	2,228	1,590
195316572.SRDLC, 15.00%, 5/7/2028 (a)(r)	Lending Club	11/09/2022	7,556	7,498	6,489
195343443.SRDLC, 21.49%, 11/30/2027 (a)(n)(r)	Lending Club	11/22/2022	2,872	2,872	2,994
195391011.SRDLC, 31.89%, 11/4/2027 (a)(n)(r)	Lending Club	11/08/2022	3,338	3,346	350
195427018.SRDLC, 32.39%, 11/14/2027 (a)(n)(r)	Lending Club	11/16/2022	5,272	5,220	553
195518264.SRDLC, 25.49%, 11/14/2027 (a)(n)(r)	Lending Club	11/16/2022	13,521	13,386	1,417
195650327.SRDLC, 25.24%, 11/17/2027 (a)(r)	Lending Club	11/21/2022	15,595	15,501	15,973
195694244.SRDLC, 0.15%, 1/6/2028 (a)(n)(r)	Lending Club	11/23/2022	9,954	9,854	8,675
195846687.SRDLC, 17.29%, 1/10/2029 (a)(n)(r)	Lending Club	11/29/2022	13,513	13,378	7,946
195851937.SRDLC, 22.99%, 11/29/2027 (a)(n)(r)	Lending Club	12/01/2022	9,216	9,087	966
195854400.SRDLC, 25.99%, 11/29/2025 (a)(n)(r)(s)	Lending Club	12/01/2022	3,641	3,590	382
195915447.SRDLC, 5.00%, 11/29/2026 (a)(r)	Lending Club	12/01/2022	1,660	1,638	1,663
195917993.SRDLC, 24.24%, 11/29/2026 (a)(n)(r)	Lending Club	12/01/2022	1,968	1,962	2,002
195919396.SRDLC, 17.19%, 12/2/2027 (a)(n)(r)	Lending Club	12/01/2022	6,065	5,980	636
195931122.SRDLC, 25.74%, 6/29/2028 (a)(n)(r)	Lending Club	12/01/2022	18,501	18,242	1,939
203129024.SRDLC, 13.99%, 10/28/2026 (a)(r)	Lending Club	8/04/2023	673	657	630
203172623.SRDLC, 14.24%, 8/7/2026 (a)(r)	Lending Club	8/09/2023	799	797	798
203209922.SRDLC, 22.99%, 8/2/2026 (a)(r)	Lending Club	8/04/2023	3,700	3,687	3,692
203216447.SRDLC, 22.74%, 8/15/2028 (a)(r)	Lending Club	8/04/2023	24,597	24,225	24,880
203246842.SRDLC, 28.49%, 8/14/2026 (a)(r)	Lending Club	8/16/2023	1,256	1,251	1,269
203311377.SRDLC, 9.74%, 8/14/2026 (a)(n)(r)	Lending Club	8/16/2023	2,644	2,578	277
203328742.SRDLC, 19.99%, 8/7/2026 (a)(r)	Lending Club	8/09/2023	143	142	143
203351627.SRDLC, 18.99%, 8/2/2028 (a)(r)	Lending Club	8/04/2023	3,935	3,879	3,910
203384876.SRDLC, 15.24%, 8/3/2028 (a)(r)	Lending Club	8/07/2023	16,817	16,586	16,761
203419163.SRDLC, 7.00%, 8/7/2026 (a)(n)(r)	Lending Club	8/09/2023	3,067	3,017	3,059
203419416.SRDLC, 8.24%, 8/4/2026 (a)(n)(r)	Lending Club	8/08/2023	2,575	2,569	2,568
203419446.SRDLC, 32.39%, 8/16/2028 (a)(r)	Lending Club	8/18/2023	9,884	9,688	10,566
203431150.SRDLC, 15.49%, 8/29/2028 (a)(r)	Lending Club	8/31/2023	9,653	9,514	9,680
203437872.SRDLC, 19.99%, 8/7/2026 (a)(r)	Lending Club	8/09/2023	1,212	1,208	1,213
203441299.SRDLC, 9.74%, 8/11/2026 (a)(r)	Lending Club	8/15/2023	3,906	3,896	3,898
203446752.SRDLC, 32.39%, 8/15/2028 (a)(n)(r)	Lending Club	8/17/2023	11,301	10,962	1,184
203447133.SRDLC, 13.74%, 8/9/2026 (a)(r)	Lending Club	8/11/2023	2,648	2,641	2,646
203451595.SRDLC, 20.99%, 8/7/2026 (a)(r)	Lending Club	8/09/2023	505	503	505
203454135.SRDLC, 5.00%, 8/15/2027 (a)(r)	Lending Club	8/09/2023	3,633	3,524	3,659
203454561.SRDLC, 32.39%, 8/22/2028 (a)(r)	Lending Club	8/10/2023	10,310	10,116	10,948
203457275.SRDLC, 30.99%, 8/18/2026 (a)(r)	Lending Club	8/10/2023	263	262	267
203461601.SRDLC, 15.74%, 12/15/2026 (a)(r)	Lending Club	8/10/2023	2,181	2,165	2,177
203474872.SRDLC, 24.74%, 8/11/2028 (a)(n)(r)	Lending Club	8/09/2023	3,932	3,833	412
203479073.SRDLC, 10.74%, 8/7/2028 (a)(r)	Lending Club	8/09/2023	19,728	19,469	19,614
203483431.SRDLC, 14.74%, 1/17/2026 (a)(n)(r)(s)	Lending Club	8/09/2023	303	296	32
203484384.SRDLC, 30.49%, 8/20/2028 (a)(n)(r)	Lending Club	8/15/2023	11,588	11,241	1,214

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	45

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
203487312.SRDLC, 21.24%, 9/1/2027 (a)(r)	Lending Club	8/09/2023	$21,464	$20,927	$5,767
203495199.SRDLC, 19.49%, 8/22/2028 (a)(r)	Lending Club	8/09/2023	23,973	23,628	23,865
203499904.SRDLC, 12.99%, 12/18/2028 (a)(r)	Lending Club	8/22/2023	23,771	23,176	23,609
203499985.SRDLC, 10.49%, 8/17/2026 (a)(r)	Lending Club	8/21/2023	1,068	1,065	1,067
203504176.SRDLC, 26.99%, 8/16/2026 (a)(r)	Lending Club	8/11/2023	814	811	823
203504303.SRDLC, 15.24%, 8/16/2028 (a)(r)	Lending Club	8/18/2023	11,211	11,055	11,207
203510721.SRDLC, 14.49%, 8/15/2028 (a)(r)	Lending Club	8/17/2023	3,058	3,016	3,058
203515589.SRDLC, 9.74%, 8/9/2026 (a)(r)	Lending Club	8/11/2023	252	251	251
203516782.SRDLC, 7.24%, 8/10/2026 (a)(r)	Lending Club	8/14/2023	1,953	1,948	1,949
203520321.SRDLC, 10.24%, 8/11/2026 (a)(r)	Lending Club	8/15/2023	1,902	1,897	1,899
203520590.SRDLC, 24.99%, 8/18/2026 (a)(n)(r)	Lending Club	8/22/2023	4,673	4,654	4,713
203521395.SRDLC, 17.24%, 8/22/2028 (a)(n)(r)	Lending Club	8/14/2023	23,965	23,475	24,080
203533345.SRDLC, 11.99%, 8/14/2028 (a)(n)(r)	Lending Club	8/16/2023	9,645	9,404	1,011
203537628.SRDLC, 20.99%, 8/15/2026 (a)(r)	Lending Club	8/16/2023	174	173	174
203561448.SRDLC, 10.34%, 8/10/2026 (a)(r)	Lending Club	8/14/2023	1,904	1,899	1,900
203566046.SRDLC, 28.99%, 8/16/2028 (a)(r)	Lending Club	8/18/2023	5,123	5,024	5,486
203567747.SRDLC, 32.39%, 8/16/2028 (a)(n)(r)	Lending Club	8/18/2023	7,321	7,102	767
203570882.SRDLC, 17.24%, 8/16/2028 (a)(r)	Lending Club	8/18/2023	22,903	22,577	23,038
203573713.SRDLC, 29.49%, 8/16/2027 (a)(r)	Lending Club	8/18/2023	1,122	1,107	1,156
203576237.SRDLC, 27.99%, 8/16/2028 (a)(r)	Lending Club	8/18/2023	5,078	4,982	5,441
203592212.SRDLC, 20.99%, 8/25/2026 (a)(r)	Lending Club	8/21/2023	381	379	383
203609082.SRDLC, 12.99%, 8/14/2028 (a)(r)	Lending Club	8/16/2023	13,671	13,486	13,622
203614218.SRDLC, 8.24%, 8/14/2026 (a)(r)	Lending Club	8/16/2023	2,226	2,220	2,222
203623021.SRDLC, 8.24%, 8/24/2026 (a)(r)	Lending Club	8/28/2023	2,226	2,219	2,224
203626028.SRDLC, 7.24%, 8/17/2026 (a)(r)	Lending Club	8/21/2023	1,587	1,583	1,584
203626073.SRDLC, 14.74%, 8/31/2027 (a)(n)(r)	Lending Club	8/23/2023	7,238	7,163	7,300
203633630.SRDLC, 15.49%, 1/14/2029 (a)(n)(r)	Lending Club	8/16/2023	35,776	34,882	6,583
203634690.SRDLC, 20.99%, 2/15/2027 (a)(r)	Lending Club	8/17/2023	1,335	1,320	1,333
203645977.SRDLC, 21.24%, 8/14/2028 (a)(r)	Lending Club	8/16/2023	14,905	14,685	14,993
203647546.SRDLC, 18.99%, 9/5/2028 (a)(r)	Lending Club	9/07/2023	11,988	11,776	12,456
203656810.SRDLC, 13.49%, 8/15/2027 (a)(r)	Lending Club	8/17/2023	12,564	12,365	12,669
203666719.SRDLC, 12.73%, 8/29/2026 (a)(r)	Lending Club	8/17/2023	687	685	687
203669529.SRDLC, 7.00%, 8/21/2026 (a)(r)	Lending Club	8/23/2023	2,434	2,428	2,430
203709129.SRDLC, 9.74%, 8/21/2026 (a)(r)	Lending Club	8/23/2023	1,260	1,256	1,258
203715269.SRDLC, 7.24%, 8/21/2026 (a)(r)	Lending Club	8/23/2023	427	426	426
203717864.SRDLC, 13.49%, 8/25/2026 (a)(r)	Lending Club	8/23/2023	2,277	2,270	2,280
203732053.SRDLC, 12.49%, 8/25/2026 (a)(r)	Lending Club	8/23/2023	1,782	1,776	1,781
203768698.SRDLC, 9.49%, 8/28/2028 (a)(r)	Lending Club	8/30/2023	15,767	15,559	15,701
203779390.SRDLC, 12.99%, 8/22/2027 (a)(r)	Lending Club	8/24/2023	5,882	5,824	5,942
203779740.SRDLC, 13.74%, 8/26/2026 (a)(r)	Lending Club	8/25/2023	642	640	642
203792186.SRDLC, 13.74%, 9/5/2027 (a)(r)	Lending Club	9/07/2023	4,186	4,133	4,217
203810114.SRDLC, 9.49%, 8/28/2026 (a)(r)	Lending Club	8/30/2023	1,708	1,703	1,707
203816676.SRDLC, 15.74%, 8/28/2028 (a)(r)	Lending Club	8/30/2023	11,271	11,112	11,298
203830149.SRDLC, 16.46%, 8/28/2027 (a)(r)	Lending Club	8/30/2023	2,040	2,019	2,060
203830989.SRDLC, 20.75%, 9/5/2028 (a)(n)(r)	Lending Club	8/30/2023	10,864	10,593	—
203836638.SRDLC, 11.99%, 9/30/2028 (a)(n)(r)	Lending Club	9/19/2023	8,463	8,346	8,417
203838024.SRDLC, 9.74%, 9/5/2026 (a)(r)	Lending Club	9/07/2023	1,575	1,569	1,569
203853264.SRDLC, 15.49%, 11/28/2026 (a)(n)(r)	Lending Club	8/30/2023	1,713	1,685	1,716
203859318.SRDLC, 10.24%, 8/31/2026 (a)(n)(r)	Lending Club	8/30/2023	3,822	3,810	3,820
203862370.SRDLC, 9.74%, 8/28/2026 (a)(r)	Lending Club	8/30/2023	2,520	2,512	2,518
203875110.SRDLC, 8.99%, 8/29/2026 (a)(r)	Lending Club	8/31/2023	2,309	2,302	2,308
203878978.SRDLC, 7.17%, 9/19/2026 (a)(r)	Lending Club	9/11/2023	1,982	1,976	1,977

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

46	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
203883383.SRDLC, 10.74%, 9/21/2027 (a)(r)	Lending Club	9/18/2023	$9,107	$9,016	$9,199
203901815.SRDLC, 27.99%, 8/29/2028 (a)(n)(r)	Lending Club	8/31/2023	18,985	18,415	1,990
203912524.SRDLC, 9.99%, 9/11/2028 (a)(r)	Lending Club	9/13/2023	13,359	13,180	13,282
203935388.SRDLC, 15.49%, 9/5/2028 (a)(n)(r)	Lending Club	9/07/2023	19,874	19,377	2,083
203936470.SRDLC, 7.24%, 9/11/2026 (a)(r)	Lending Club	9/13/2023	4,337	4,322	4,325
203943135.SRDLC, 16.24%, 9/5/2028 (a)(n)(r)	Lending Club	9/07/2023	8,795	8,575	922
203951630.SRDLC, 11.99%, 9/11/2026 (a)(r)	Lending Club	9/13/2023	1,854	1,847	1,849
203951950.SRDLC, 10.74%, 9/10/2027 (a)(r)	Lending Club	9/07/2023	8,512	8,429	8,582
203966956.SRDLC, 15.49%, 9/5/2028 (a)(r)	Lending Club	9/07/2023	7,522	7,415	7,490
203969300.SRDLC, 31.89%, 9/5/2027 (a)(r)	Lending Club	9/07/2023	2,763	2,722	2,819
203970650.SRDLC, 13.49%, 9/8/2026 (a)(r)	Lending Club	9/12/2023	2,628	2,618	2,618
203980955.SRDLC, 10.00%, 4/20/2027 (a)(n)(r)	Lending Club	9/07/2023	3,979	3,878	3,872
203981929.SRDLC, 9.25%, 9/5/2026 (a)(r)	Lending Club	9/07/2023	1,996	1,990	1,990
203986355.SRDLC, 24.99%, 9/6/2026 (a)(n)(r)	Lending Club	9/08/2023	3,937	3,818	413
203987377.SRDLC, 9.74%, 9/6/2026 (a)(r)	Lending Club	9/08/2023	2,353	2,345	2,346
203990508.SRDLC, 30.99%, 9/15/2028 (a)(r)	Lending Club	9/12/2023	4,073	3,991	4,339
204006194.SRDLC, 15.99%, 9/11/2028 (a)(r)	Lending Club	9/13/2023	7,269	7,164	7,293
204006936.SRDLC, 26.99%, 9/5/2026 (a)(n)(r)	Lending Club	9/07/2023	333	331	331
204007369.SRDLC, 6.91%, 9/5/2026 (a)(r)	Lending Club	9/07/2023	2,804	2,795	2,795
204011199.SRDLC, 12.99%, 10/4/2028 (a)(r)	Lending Club	10/06/2023	15,081	14,866	14,946
204011210.SRDLC, 19.49%, 9/11/2026 (a)(r)	Lending Club	9/13/2023	2,286	2,277	2,283
204011230.SRDLC, 12.24%, 9/24/2028 (a)(r)	Lending Club	9/18/2023	22,542	22,228	22,536
204015353.SRDLC, 31.89%, 9/12/2027 (a)(r)	Lending Club	9/07/2023	7,663	7,548	7,825
204015417.SRDLC, 8.24%, 9/6/2026 (a)(r)	Lending Club	9/08/2023	2,311	2,303	2,304
204043534.SRDLC, 13.49%, 9/12/2026 (a)(r)	Lending Club	9/14/2023	3,448	3,435	3,438
204050055.SRDLC, 20.99%, 9/8/2026 (a)(n)(r)	Lending Club	9/12/2023	2,161	2,096	227
204052415.SRDLC, 17.49%, 9/14/2026 (a)(r)	Lending Club	9/18/2023	4,126	4,109	4,128
204054285.SRDLC, 13.49%, 9/11/2027 (a)(r)	Lending Club	9/13/2023	3,957	3,886	3,989
204062213.SRDLC, 16.24%, 9/18/2028 (a)(n)(r)	Lending Club	9/20/2023	19,575	19,086	2,052
204065000.SRDLC, 15.49%, 9/12/2028 (a)(r)	Lending Club	9/14/2023	11,805	11,635	11,750
204110223.SRDLC, 14.49%, 9/15/2028 (a)(n)(r)	Lending Club	9/14/2023	10,634	10,483	10,589
204121557.SRDLC, 22.99%, 9/21/2027 (a)(r)	Lending Club	9/25/2023	1,851	1,812	1,890
204122257.SRDLC, 31.89%, 9/15/2027 (a)(r)	Lending Club	9/12/2023	7,740	7,626	7,914
204131981.SRDLC, 19.49%, 9/18/2028 (a)(r)	Lending Club	9/20/2023	8,318	8,111	8,292
204134551.SRDLC, 32.39%, 9/11/2028 (a)(r)	Lending Club	9/13/2023	6,761	6,601	7,160
204136163.SRDLC, 24.99%, 9/11/2026 (a)(r)	Lending Club	9/13/2023	187	186	188
204136555.SRDLC, 12.99%, 9/18/2028 (a)(r)	Lending Club	9/20/2023	14,090	13,892	14,035
204138929.SRDLC, 14.24%, 9/19/2026 (a)(n)(r)	Lending Club	9/21/2023	4,362	4,253	457
204151143.SRDLC, 11.62%, 9/26/2026 (a)(r)	Lending Club	9/28/2023	1,765	1,758	1,765
204166856.SRDLC, 19.24%, 9/20/2028 (a)(r)	Lending Club	9/22/2023	7,812	7,694	7,796
204187223.SRDLC, 32.39%, 9/14/2028 (a)(n)(r)	Lending Club	9/18/2023	6,746	6,609	7,159
204187639.SRDLC, 12.50%, 5/15/2029 (a)(n)(r)	Lending Club	10/12/2023	33,815	32,970	3,544
204191985.SRDLC, 24.99%, 9/14/2026 (a)(n)(r)	Lending Club	9/18/2023	1,262	1,224	132
204210805.SRDLC, 15.99%, 9/18/2026 (a)(r)	Lending Club	9/20/2023	1,689	1,681	1,694
204214468.SRDLC, 30.99%, 11/6/2027 (a)(r)	Lending Club	10/11/2023	9,733	9,393	7,769
204224192.SRDLC, 6.00%, 9/21/2027 (a)(r)	Lending Club	9/25/2023	5,919	5,860	5,945
204225759.SRDLC, 10.74%, 10/3/2028 (a)(r)	Lending Club	10/05/2023	14,161	13,964	14,043
204230106.SRDLC, 29.99%, 9/30/2027 (a)(n)(r)	Lending Club	9/20/2023	4,133	4,069	4,155
204263898.SRDLC, 9.49%, 10/15/2027 (a)(r)	Lending Club	10/13/2023	6,107	6,045	6,126
204269082.SRDLC, 8.24%, 9/25/2026 (a)(r)	Lending Club	9/27/2023	1,155	1,151	1,154
204271092.SRDLC, 10.34%, 9/25/2028 (a)(r)	Lending Club	9/27/2023	21,022	20,733	20,931
204271776.SRDLC, 10.94%, 9/25/2027 (a)(r)	Lending Club	9/27/2023	11,180	10,906	11,228

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	47

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
204288094.SRDLC, 14.49%, 10/11/2026 (a)(r)	Lending Club	10/05/2023	$2,000	$1,992	$1,995
204292960.SRDLC, 32.39%, 9/19/2028 (a)(r)	Lending Club	9/21/2023	10,108	9,903	10,810
204295212.SRDLC, 9.24%, 9/20/2026 (a)(r)	Lending Club	9/29/2023	3,226	3,214	3,221
204310629.SRDLC, 30.99%, 9/28/2026 (a)(r)	Lending Club	9/22/2023	2,085	2,073	2,130
204322219.SRDLC, 22.99%, 10/12/2028 (a)(n)(r)	Lending Club	10/11/2023	4,478	4,322	469
204323494.SRDLC, 30.99%, 3/16/2027 (a)(r)	Lending Club	10/18/2023	1,257	1,225	1,283
204334194.SRDLC, 27.49%, 9/21/2026 (a)(r)	Lending Club	9/25/2023	1,728	1,719	1,759
204334859.SRDLC, 15.49%, 10/12/2028 (a)(r)	Lending Club	10/05/2023	9,654	9,514	9,574
204351331.SRDLC, 22.99%, 9/27/2026 (a)(r)	Lending Club	9/27/2023	4,619	4,593	4,672
204356087.SRDLC, 21.99%, 9/28/2026 (a)(n)(r)	Lending Club	9/27/2023	1,837	1,827	1,855
204357965.SRDLC, 10.46%, 10/3/2027 (a)(r)	Lending Club	10/05/2023	7,216	7,142	7,269
204377853.SRDLC, 10.49%, 10/5/2027 (a)(r)	Lending Club	10/10/2023	2,759	2,731	2,778
204379080.SRDLC, 10.12%, 10/12/2026 (a)(r)	Lending Club	10/16/2023	1,130	1,125	1,126
204384797.SRDLC, 13.49%, 10/4/2027 (a)(r)	Lending Club	10/06/2023	17,553	17,367	17,672
204435865.SRDLC, 11.62%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	4,602	4,582	4,581
204456266.SRDLC, 13.74%, 10/10/2026 (a)(n)(r)	Lending Club	10/12/2023	3,969	3,869	416
204468340.SRDLC, 8.24%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	2,763	2,752	2,754
204469648.SRDLC, 30.49%, 10/7/2028 (a)(n)(r)	Lending Club	11/01/2023	7,417	7,234	7,828
204471173.SRDLC, 32.39%, 10/4/2028 (a)(r)	Lending Club	10/06/2023	8,281	8,083	8,717
204508979.SRDLC, 22.49%, 10/24/2026 (a)(r)	Lending Club	10/25/2023	2,388	2,370	2,407
204517405.SRDLC, 30.49%, 10/2/2028 (a)(r)	Lending Club	10/04/2023	3,421	3,341	3,449
204517947.SRDLC, 27.49%, 10/19/2028 (a)(r)	Lending Club	10/06/2023	13,711	13,404	14,511
204532190.SRDLC, 30.99%, 10/3/2026 (a)(r)	Lending Club	10/05/2023	547	543	551
204533254.SRDLC, 32.39%, 11/20/2028 (a)(r)	Lending Club	11/14/2023	4,030	3,932	4,275
204537671.SRDLC, 12.99%, 10/1/2026 (a)(r)	Lending Club	10/13/2023	2,846	2,834	2,833
204540186.SRDLC, 31.89%, 10/30/2027 (a)(n)(r)	Lending Club	11/01/2023	2,693	2,599	2,718
204557255.SRDLC, 30.99%, 10/6/2026 (a)(n)(r)	Lending Club	10/10/2023	2,397	2,313	459
204559321.SRDLC, 20.99%, 10/5/2026 (a)(r)	Lending Club	10/10/2023	851	846	852
204562846.SRDLC, 24.99%, 10/6/2026 (a)(r)	Lending Club	10/11/2023	666	661	669
204565547.SRDLC, 15.00%, 3/12/2029 (a)(r)	Lending Club	10/10/2023	8,380	8,168	8,393
204583517.SRDLC, 24.49%, 10/6/2027 (a)(n)(r)	Lending Club	10/11/2023	288	283	286
204587454.SRDLC, 32.39%, 10/20/2028 (a)(r)	Lending Club	10/19/2023	17,390	16,970	18,499
204588997.SRDLC, 12.74%, 10/16/2028 (a)(n)(r)	Lending Club	10/18/2023	18,808	18,338	3,111
204594269.SRDLC, 21.49%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	2,888	2,869	2,898
204602413.SRDLC, 15.99%, 10/13/2026 (a)(r)	Lending Club	10/17/2023	1,108	1,100	1,110
204607632.SRDLC, 26.49%, 6/15/2027 (a)(r)	Lending Club	10/12/2023	8,834	8,528	1,738
204610980.SRDLC, 20.99%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	257	253	257
204611663.SRDLC, 30.99%, 10/15/2026 (a)(r)	Lending Club	10/12/2023	1,209	1,200	1,227
204617295.SRDLC, 13.99%, 10/13/2027 (a)(r)	Lending Club	10/17/2023	2,871	2,827	2,893
204622779.SRDLC, 24.49%, 4/25/2027 (a)(n)(r)	Lending Club	10/12/2023	9,314	9,025	9,412
204637099.SRDLC, 32.39%, 11/25/2028 (a)(n)(r)	Lending Club	11/15/2023	9,469	9,148	10,080
204647611.SRDLC, 25.99%, 10/11/2026 (a)(r)	Lending Club	10/13/2023	1,122	1,114	1,129
204650247.SRDLC, 30.99%, 10/16/2026 (a)(r)	Lending Club	10/18/2023	1,140	1,131	1,156
204652983.SRDLC, 32.39%, 10/17/2028 (a)(r)	Lending Club	10/16/2023	5,036	4,915	5,350
204653543.SRDLC, 20.99%, 10/30/2026 (a)(n)(r)	Lending Club	11/01/2023	1,276	1,266	1,276
204658916.SRDLC, 31.89%, 11/20/2027 (a)(n)(r)	Lending Club	11/15/2023	7,349	7,092	770
204659474.SRDLC, 8.24%, 10/16/2026 (a)(n)(r)	Lending Club	10/18/2023	4,653	4,574	4,640
204660104.SRDLC, 19.99%, 10/17/2028 (a)(r)	Lending Club	10/13/2023	15,024	14,700	15,625
204670065.SRDLC, 26.49%, 10/10/2026 (a)(n)(r)	Lending Club	10/27/2023	1,013	977	106
204670221.SRDLC, 19.49%, 10/19/2026 (a)(r)	Lending Club	10/23/2023	733	727	738
204678905.SRDLC, 22.99%, 10/28/2026 (a)(r)	Lending Club	10/17/2023	5,850	5,810	5,927
204680377.SRDLC, 26.49%, 10/18/2026 (a)(r)	Lending Club	10/16/2023	1,169	1,161	1,178

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

48	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
204684311.SRDLC, 31.89%, 10/13/2027 (a)(r)	Lending Club	10/17/2023	$1,117	$1,078	$1,138
204685459.SRDLC, 32.39%, 10/15/2028 (a)(n)(r)	Lending Club	10/17/2023	3,362	3,244	352
204691132.SRDLC, 14.24%, 11/24/2027 (a)(r)	Lending Club	11/13/2023	18,835	18,617	19,004
204692078.SRDLC, 32.39%, 10/16/2028 (a)(r)	Lending Club	10/18/2023	13,795	13,462	14,712
204692447.SRDLC, 30.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2023	1,910	1,895	1,938
204695288.SRDLC, 30.99%, 10/16/2026 (a)(r)	Lending Club	10/18/2023	2,598	2,577	2,640
204697173.SRDLC, 25.99%, 11/20/2026 (a)(r)	Lending Club	11/21/2023	1,102	1,092	1,113
204700848.SRDLC, 19.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	4,385	4,351	4,394
204705127.SRDLC, 25.49%, 11/17/2028 (a)(r)	Lending Club	11/21/2023	4,810	4,697	5,133
204707973.SRDLC, 30.99%, 10/28/2026 (a)(r)	Lending Club	10/18/2023	3,124	3,099	3,197
204710073.SRDLC, 29.49%, 10/25/2028 (a)(r)	Lending Club	10/18/2023	10,326	10,080	11,072
204717857.SRDLC, 31.89%, 10/31/2027 (a)(n)(r)	Lending Club	10/18/2023	1,181	1,148	1,199
204720778.SRDLC, 20.99%, 10/19/2028 (a)(r)	Lending Club	10/23/2023	22,589	22,163	22,343
204725761.SRDLC, 19.99%, 11/20/2028 (a)(r)	Lending Club	11/22/2023	5,353	5,233	5,583
204727522.SRDLC, 14.49%, 10/17/2026 (a)(r)	Lending Club	10/19/2023	990	985	990
204730607.SRDLC, 28.49%, 10/17/2028 (a)(r)	Lending Club	10/19/2023	4,684	4,574	4,986
204740773.SRDLC, 20.49%, 10/27/2026 (a)(r)	Lending Club	10/31/2023	3,386	3,361	3,425
204742054.SRDLC, 29.99%, 10/19/2026 (a)(r)	Lending Club	10/23/2023	701	696	715
204744165.SRDLC, 31.89%, 10/18/2027 (a)(r)	Lending Club	10/20/2023	3,356	3,295	3,433
204744907.SRDLC, 25.49%, 3/19/2027 (a)(n)(r)	Lending Club	11/21/2023	980	953	989
204746318.SRDLC, 19.99%, 10/31/2026 (a)(n)(r)	Lending Club	10/26/2023	1,284	1,274	1,296
204753016.SRDLC, 29.49%, 11/27/2028 (a)(n)(r)	Lending Club	11/15/2023	20,769	20,042	3,821
204764423.SRDLC, 12.74%, 11/16/2028 (a)(n)(r)	Lending Club	11/20/2023	21,077	20,550	2,209
204769673.SRDLC, 14.24%, 10/20/2028 (a)(r)	Lending Club	10/24/2023	10,576	10,421	10,546
204772978.SRDLC, 20.99%, 11/2/2026 (a)(r)	Lending Club	10/30/2023	2,015	2,000	2,011
204774959.SRDLC, 24.99%, 10/23/2026 (a)(n)(r)	Lending Club	10/25/2023	1,188	1,146	124
204776470.SRDLC, 24.99%, 10/20/2026 (a)(n)(r)	Lending Club	10/24/2023	312	310	315
204780925.SRDLC, 29.49%, 10/30/2028 (a)(n)(r)	Lending Club	10/25/2023	16,460	16,083	17,255
204781074.SRDLC, 23.49%, 11/14/2026 (a)(n)(r)	Lending Club	11/16/2023	10,372	10,009	1,087
204784436.SRDLC, 30.99%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	1,181	1,171	1,206
204786280.SRDLC, 13.49%, 10/23/2027 (a)(r)	Lending Club	10/25/2023	2,195	2,171	2,216
204786911.SRDLC, 11.49%, 11/10/2028 (a)(r)	Lending Club	11/14/2023	14,801	14,586	14,672
204787395.SRDLC, 23.99%, 11/17/2026 (a)(r)	Lending Club	11/15/2023	1,551	1,538	1,564
204788715.SRDLC, 13.62%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	5,005	4,977	4,991
204789670.SRDLC, 14.64%, 10/20/2026 (a)(r)	Lending Club	10/24/2023	5,554	5,528	5,564
204790084.SRDLC, 19.99%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	252	251	255
204790332.SRDLC, 32.39%, 10/23/2028 (a)(r)	Lending Club	10/25/2023	3,450	3,345	3,680
204791068.SRDLC, 10.99%, 10/27/2027 (a)(r)	Lending Club	10/31/2023	2,941	2,873	2,954
204795406.SRDLC, 12.49%, 10/20/2026 (a)(r)	Lending Club	10/24/2023	484	481	483
204798537.SRDLC, 25.99%, 10/24/2028 (a)(n)(r)	Lending Club	10/26/2023	16,158	15,593	1,693
204819660.SRDLC, 30.99%, 10/31/2026 (a)(n)(r)	Lending Club	10/27/2023	3,617	3,588	3,705
204827760.SRDLC, 21.49%, 11/1/2026 (a)(n)(r)	Lending Club	10/30/2023	1,128	1,092	903
204833035.SRDLC, 26.49%, 10/30/2028 (a)(n)(r)	Lending Club	11/01/2023	19,913	19,216	2,087
204833610.SRDLC, 19.00%, 10/23/2028 (a)(r)	Lending Club	10/25/2023	14,770	14,540	14,708
204836877.SRDLC, 20.99%, 10/26/2026 (a)(r)	Lending Club	10/30/2023	426	422	430
204838693.SRDLC, 8.89%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	2,785	2,773	2,777
204848035.SRDLC, 22.99%, 10/26/2026 (a)(r)	Lending Club	10/30/2023	1,377	1,367	1,396
204852757.SRDLC, 10.49%, 10/24/2027 (a)(r)	Lending Club	10/26/2023	1,898	1,878	1,905
204854168.SRDLC, 25.49%, 11/9/2026 (a)(r)	Lending Club	11/13/2023	1,392	1,380	1,400
204860745.SRDLC, 31.89%, 11/15/2027 (a)(n)(r)	Lending Club	11/17/2023	10,194	9,837	1,068
204862844.SRDLC, 26.99%, 11/8/2026 (a)(r)	Lending Club	11/10/2023	373	370	378
204862989.SRDLC, 24.99%, 11/10/2026 (a)(r)	Lending Club	11/14/2023	256	254	258

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	49

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
204864290.SRDLC, 12.74%, 10/25/2028 (a)(r)	Lending Club	10/27/2023	$14,464	$14,254	$14,451
204866018.SRDLC, 13.24%, 10/27/2026 (a)(n)(r)	Lending Club	10/31/2023	1,790	1,745	188
204867254.SRDLC, 11.74%, 10/26/2028 (a)(r)	Lending Club	10/30/2023	22,903	22,570	22,761
204880350.SRDLC, 32.39%, 11/15/2028 (a)(r)	Lending Club	11/08/2023	7,175	6,997	7,611
204891575.SRDLC, 27.49%, 10/30/2028 (a)(n)(r)	Lending Club	11/01/2023	17,316	16,710	5,029
204899155.SRDLC, 22.49%, 11/16/2026 (a)(r)	Lending Club	11/20/2023	1,500	1,487	1,510
204903264.SRDLC, 23.99%, 11/6/2026 (a)(n)(r)	Lending Club	11/06/2023	512	508	514
204910003.SRDLC, 12.24%, 10/30/2028 (a)(n)(r)	Lending Club	11/01/2023	224	221	223
204913690.SRDLC, 19.74%, 11/8/2028 (a)(r)	Lending Club	11/10/2023	9,538	9,388	9,406
204918488.SRDLC, 31.89%, 11/6/2027 (a)(r)	Lending Club	11/08/2023	5,481	5,378	5,579
204920573.SRDLC, 19.99%, 11/9/2026 (a)(n)(r)	Lending Club	11/13/2023	18,032	17,401	1,890
204938062.SRDLC, 24.49%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	1,531	1,518	1,538
204938682.SRDLC, 22.99%, 11/7/2026 (a)(r)	Lending Club	11/09/2023	1,256	1,246	1,263
204939156.SRDLC, 26.99%, 11/8/2026 (a)(r)	Lending Club	11/10/2023	1,570	1,557	1,592
204945030.SRDLC, 23.99%, 11/2/2026 (a)(r)	Lending Club	11/06/2023	1,373	1,363	1,375
204945531.SRDLC, 26.49%, 11/2/2028 (a)(r)	Lending Club	11/06/2023	16,803	16,413	17,783
204950541.SRDLC, 25.99%, 11/10/2026 (a)(n)(r)	Lending Club	11/06/2023	727	701	76
204953638.SRDLC, 10.24%, 11/7/2026 (a)(r)	Lending Club	11/06/2023	3,073	3,057	3,055
204966953.SRDLC, 26.99%, 11/10/2027 (a)(n)(r)	Lending Club	11/07/2023	8,242	7,953	864
204967306.SRDLC, 28.04%, 11/1/2026 (a)(n)(r)	Lending Club	11/07/2023	4,826	4,657	506
204968495.SRDLC, 31.49%, 6/7/2029 (a)(n)(r)	Lending Club	11/07/2023	10,207	9,870	10,560
204970758.SRDLC, 14.24%, 11/14/2027 (a)(r)	Lending Club	11/07/2023	18,819	18,608	18,968
204971844.SRDLC, 6.99%, 11/2/2026 (a)(r)	Lending Club	11/06/2023	2,323	2,312	2,312
204973013.SRDLC, 32.39%, 11/10/2028 (a)(r)	Lending Club	11/14/2023	3,527	3,419	3,725
204974371.SRDLC, 29.99%, 11/8/2028 (a)(n)(r)	Lending Club	11/07/2023	4,165	4,021	2,925
204974638.SRDLC, 11.24%, 11/3/2028 (a)(n)(r)	Lending Club	11/07/2023	29	29	29
204976337.SRDLC, 27.49%, 11/7/2027 (a)(r)	Lending Club	11/07/2023	4,800	4,714	4,874
204976977.SRDLC, 30.99%, 11/3/2026 (a)(n)(r)	Lending Club	11/07/2023	1,351	1,339	1,365
204979163.SRDLC, 24.99%, 11/3/2028 (a)(r)	Lending Club	11/07/2023	7,984	7,800	8,462
204979393.SRDLC, 22.99%, 11/3/2026 (a)(r)	Lending Club	11/07/2023	879	873	882
204980470.SRDLC, 30.99%, 11/15/2026 (a)(n)(r)	Lending Club	11/08/2023	8,274	7,985	867
204980743.SRDLC, 28.99%, 11/3/2028 (a)(r)	Lending Club	11/07/2023	6,182	6,034	6,542
204981093.SRDLC, 22.99%, 11/3/2026 (a)(r)	Lending Club	11/07/2023	3,625	3,596	3,630
204981896.SRDLC, 23.99%, 11/11/2026 (a)(r)	Lending Club	11/07/2023	618	613	621
204982351.SRDLC, 32.39%, 11/11/2028 (a)(r)	Lending Club	11/07/2023	17,776	17,334	18,802
204983341.SRDLC, 24.99%, 11/18/2026 (a)(r)	Lending Club	11/07/2023	2,750	2,688	2,777
204983615.SRDLC, 13.99%, 11/7/2028 (a)(r)	Lending Club	11/09/2023	12,634	12,446	12,486
204984636.SRDLC, 23.49%, 11/9/2026 (a)(r)	Lending Club	11/13/2023	809	802	813
204985247.SRDLC, 21.49%, 11/3/2026 (a)(r)	Lending Club	11/07/2023	3,959	3,928	3,962
204985862.SRDLC, 23.99%, 11/3/2026 (a)(r)	Lending Club	11/07/2023	6,360	6,208	6,369
204986421.SRDLC, 16.99%, 11/24/2028 (a)(n)(r)	Lending Club	11/28/2023	12,122	11,932	12,073
204987273.SRDLC, 25.99%, 11/3/2026 (a)(n)(r)	Lending Club	11/07/2023	2,276	2,196	239
204987832.SRDLC, 25.49%, 11/3/2026 (a)(n)(r)	Lending Club	11/07/2023	3,142	3,032	329
204991156.SRDLC, 10.74%, 11/15/2028 (a)(n)(r)	Lending Club	11/07/2023	8,536	8,322	895
204993748.SRDLC, 18.99%, 11/3/2026 (a)(r)	Lending Club	11/07/2023	482	478	482
204995091.SRDLC, 24.49%, 11/6/2028 (a)(r)	Lending Club	11/08/2023	4,307	4,208	4,570
204996180.SRDLC, 32.39%, 11/29/2028 (a)(r)	Lending Club	11/22/2023	10,823	10,563	11,489
204998015.SRDLC, 10.49%, 11/7/2027 (a)(r)	Lending Club	11/09/2023	12,497	12,362	12,535
205000321.SRDLC, 24.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	615	610	618
205003766.SRDLC, 27.49%, 11/16/2027 (a)(r)	Lending Club	11/08/2023	6,504	6,387	6,636
205005150.SRDLC, 30.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	326	324	330
205005478.SRDLC, 26.49%, 6/21/2027 (a)(r)	Lending Club	11/08/2023	700	678	705

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

50	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
205005922.SRDLC, 30.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	$1,362	$1,350	$1,375
205007700.SRDLC, 22.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	458	442	366
205008355.SRDLC, 32.39%, 5/21/2030 (a)(r)	Lending Club	11/09/2023	14,663	14,149	2,062
205010193.SRDLC, 12.74%, 11/24/2028 (a)(r)	Lending Club	11/28/2023	8,923	8,790	8,906
205030367.SRDLC, 28.49%, 11/6/2027 (a)(n)(r)	Lending Club	11/08/2023	1,558	1,530	1,585
205032341.SRDLC, 26.49%, 11/16/2028 (a)(r)	Lending Club	11/20/2023	5,388	5,261	5,744
205038192.SRDLC, 19.99%, 11/15/2026 (a)(r)	Lending Club	11/08/2023	2,080	2,063	2,090
205039537.SRDLC, 15.49%, 11/15/2027 (a)(r)	Lending Club	11/07/2023	8,123	8,031	8,187
205040182.SRDLC, 22.99%, 11/10/2026 (a)(r)	Lending Club	11/08/2023	406	402	407
205040207.SRDLC, 32.39%, 11/14/2028 (a)(r)	Lending Club	11/16/2023	1,998	1,948	1,993
205040595.SRDLC, 26.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	6,542	6,487	6,622
205041398.SRDLC, 5.00%, 11/20/2029 (a)(n)(r)	Lending Club	11/08/2023	7,531	7,283	7,927
205052261.SRDLC, 28.99%, 11/13/2028 (a)(r)	Lending Club	11/08/2023	8,371	8,169	8,882
205054697.SRDLC, 24.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	884	877	888
205054967.SRDLC, 6.99%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	3,168	3,153	3,155
205055970.SRDLC, 26.99%, 11/10/2026 (a)(r)	Lending Club	11/08/2023	794	788	805
205059061.SRDLC, 31.89%, 11/20/2027 (a)(n)(r)	Lending Club	11/22/2023	5,085	4,907	533
205059663.SRDLC, 24.49%, 11/6/2025 (a)(n)(r)(s)	Lending Club	11/08/2023	329	317	34
205063124.SRDLC, 30.99%, 11/6/2027 (a)(r)	Lending Club	11/08/2023	1,903	1,868	1,938
205065513.SRDLC, 29.99%, 11/9/2028 (a)(r)	Lending Club	11/13/2023	17,304	16,886	18,375
205069689.SRDLC, 14.74%, 11/19/2028 (a)(n)(r)	Lending Club	11/09/2023	16,509	16,097	2,767
205070051.SRDLC, 17.99%, 3/18/2026 (a)(n)(r)(s)	Lending Club	11/08/2023	230	222	24
205071027.SRDLC, 31.89%, 11/19/2027 (a)(n)(r)	Lending Club	11/08/2023	802	786	801
205073163.SRDLC, 26.99%, 11/10/2026 (a)(r)	Lending Club	11/14/2023	6,286	6,232	6,369
205073559.SRDLC, 30.99%, 11/6/2026 (a)(n)(r)	Lending Club	11/08/2023	5,227	5,044	548
205074337.SRDLC, 28.99%, 11/19/2028 (a)(r)	Lending Club	11/09/2023	6,343	6,195	6,695
205074461.SRDLC, 32.39%, 11/4/2028 (a)(n)(r)	Lending Club	11/14/2023	4,428	4,273	464
205075482.SRDLC, 8.90%, 11/24/2026 (a)(r)	Lending Club	11/28/2023	7,553	7,513	7,533
205075732.SRDLC, 23.99%, 6/7/2028 (a)(n)(r)	Lending Club	11/09/2023	16,192	15,626	1,697
205076877.SRDLC, 21.49%, 11/8/2026 (a)(n)(r)	Lending Club	11/10/2023	1,127	1,087	117
205076889.SRDLC, 23.99%, 11/7/2026 (a)(r)	Lending Club	11/09/2023	254	252	255
205077424.SRDLC, 13.37%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	907	902	904
205077541.SRDLC, 25.99%, 4/7/2027 (a)(n)(r)	Lending Club	11/09/2023	1,178	1,144	1,180
205083237.SRDLC, 30.49%, 11/7/2028 (a)(n)(r)	Lending Club	11/09/2023	5,010	4,835	525
205083411.SRDLC, 22.49%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	2,750	2,728	2,755
205086200.SRDLC, 24.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	1,231	1,221	1,236
205088340.SRDLC, 23.49%, 11/8/2027 (a)(r)	Lending Club	11/10/2023	1,949	1,915	1,973
205090540.SRDLC, 30.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	2,721	2,698	2,753
205090708.SRDLC, 14.99%, 11/15/2026 (a)(r)	Lending Club	11/08/2023	2,148	2,132	2,151
205091740.SRDLC, 32.39%, 11/14/2028 (a)(r)	Lending Club	11/08/2023	3,549	3,472	3,742
205091788.SRDLC, 27.49%, 11/6/2027 (a)(r)	Lending Club	11/08/2023	2,112	2,073	2,143
205098102.SRDLC, 28.49%, 11/16/2027 (a)(r)	Lending Club	11/08/2023	5,426	5,325	5,549
205099689.SRDLC, 28.99%, 3/22/2026 (a)(n)(r)(s)	Lending Club	11/20/2023	10,409	10,044	1,091
205102147.SRDLC, 23.49%, 11/6/2026 (a)(r)	Lending Club	11/08/2023	2,526	2,506	2,538
205102159.SRDLC, 28.49%, 11/10/2026 (a)(r)	Lending Club	11/14/2023	1,062	1,053	1,078
205109661.SRDLC, 31.99%, 8/24/2029 (a)(r)	Lending Club	11/08/2023	13,450	12,979	13,660
205111949.SRDLC, 28.49%, 11/30/2026 (a)(n)(r)	Lending Club	11/20/2023	1,560	1,545	1,594
205114020.SRDLC, 26.62%, 11/7/2025 (a)(n)(r)(s)	Lending Club	11/09/2023	2,876	2,775	301
205121268.SRDLC, 23.99%, 11/12/2026 (a)(r)	Lending Club	11/09/2023	1,297	1,287	1,305
205124664.SRDLC, 25.49%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	773	767	779
205130277.SRDLC, 26.49%, 11/9/2026 (a)(r)	Lending Club	11/13/2023	2,343	2,324	2,357
205130783.SRDLC, 21.99%, 4/9/2027 (a)(n)(r)	Lending Club	11/13/2023	315	305	316

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	51

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
205132565.SRDLC, 27.49%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	$3,945	$3,910	$4,012
205132600.SRDLC, 22.49%, 11/15/2026 (a)(r)	Lending Club	11/17/2023	6,250	6,198	6,287
205133678.SRDLC, 19.39%, 11/15/2028 (a)(r)	Lending Club	11/10/2023	7,680	7,514	7,594
205135627.SRDLC, 29.99%, 11/1/2027 (a)(n)(r)	Lending Club	11/09/2023	10,238	9,880	1,073
205136231.SRDLC, 25.99%, 11/7/2026 (a)(r)	Lending Club	11/09/2023	1,036	1,027	1,041
205138029.SRDLC, 32.39%, 11/15/2028 (a)(r)	Lending Club	11/17/2023	10,569	10,308	11,243
205138879.SRDLC, 30.99%, 11/14/2026 (a)(n)(r)	Lending Club	11/16/2023	2,719	2,694	2,766
205143579.SRDLC, 19.99%, 11/20/2028 (a)(r)	Lending Club	11/09/2023	7,429	7,263	7,728
205145072.SRDLC, 29.99%, 11/8/2028 (a)(r)	Lending Club	11/10/2023	12,459	12,157	13,195
205147581.SRDLC, 12.74%, 11/9/2028 (a)(r)	Lending Club	11/13/2023	6,569	6,473	6,502
205151091.SRDLC, 26.49%, 11/8/2027 (a)(r)	Lending Club	11/10/2023	1,568	1,540	1,603
205152075.SRDLC, 30.99%, 11/8/2026 (a)(n)(r)	Lending Club	11/10/2023	2,232	2,154	234
205152621.SRDLC, 26.49%, 11/20/2028 (a)(r)	Lending Club	11/10/2023	15,657	15,299	16,539
205154276.SRDLC, 30.99%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	1,097	1,087	1,113
205155057.SRDLC, 30.99%, 11/15/2026 (a)(n)(r)	Lending Club	11/10/2023	1,019	990	1,037
205155668.SRDLC, 24.99%, 11/8/2026 (a)(r)	Lending Club	11/10/2023	1,026	1,017	1,031
205155835.SRDLC, 19.99%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	731	725	736
205157508.SRDLC, 27.49%, 11/8/2026 (a)(r)	Lending Club	11/10/2023	1,578	1,564	1,599
205161386.SRDLC, 23.49%, 11/14/2026 (a)(r)	Lending Club	11/10/2023	2,220	2,148	2,236
205162124.SRDLC, 30.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	1,061	1,051	1,084
205162304.SRDLC, 26.99%, 11/17/2026 (a)(r)	Lending Club	11/10/2023	1,371	1,360	1,396
205163659.SRDLC, 19.49%, 11/10/2027 (a)(r)	Lending Club	11/14/2023	10,772	10,643	11,003
205164406.SRDLC, 30.99%, 11/2/2026 (a)(n)(r)	Lending Club	11/10/2023	1,027	1,018	1,035
205164636.SRDLC, 21.49%, 11/10/2026 (a)(n)(r)	Lending Club	11/14/2023	1,829	1,815	1,835
205165983.SRDLC, 18.99%, 11/15/2026 (a)(r)	Lending Club	11/14/2023	1,177	1,167	1,182
205166096.SRDLC, 30.49%, 11/9/2028 (a)(r)	Lending Club	11/13/2023	8,365	8,098	8,839
205166955.SRDLC, 30.99%, 11/9/2027 (a)(r)	Lending Club	11/13/2023	2,471	2,424	2,522
205167571.SRDLC, 19.96%, 12/6/2027 (a)(r)	Lending Club	12/08/2023	12,844	12,683	13,092
205170737.SRDLC, 30.99%, 11/20/2026 (a)(r)	Lending Club	11/15/2023	2,951	2,874	3,011
205171503.SRDLC, 29.49%, 12/28/2027 (a)(r)	Lending Club	11/14/2023	2,225	2,184	2,310
205172819.SRDLC, 31.89%, 11/13/2027 (a)(r)	Lending Club	11/15/2023	822	806	840
205172850.SRDLC, 24.99%, 11/13/2026 (a)(n)(r)	Lending Club	11/15/2023	2,006	1,936	210
205174429.SRDLC, 31.99%, 11/13/2028 (a)(r)	Lending Club	11/15/2023	10,186	9,936	10,824
205174746.SRDLC, 30.99%, 6/21/2027 (a)(n)(r)	Lending Club	11/21/2023	7,764	7,497	7,951
205174771.SRDLC, 21.49%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	166	165	165
205175555.SRDLC, 30.99%, 11/12/2026 (a)(r)	Lending Club	11/14/2023	329	326	334
205178421.SRDLC, 30.49%, 11/10/2028 (a)(r)	Lending Club	11/14/2023	4,863	4,744	5,162
205178777.SRDLC, 6.99%, 11/1/2026 (a)(n)(r)	Lending Club	11/13/2023	1,885	1,876	1,876
205179773.SRDLC, 19.99%, 11/16/2028 (a)(r)	Lending Club	11/20/2023	4,206	4,139	4,172
205180684.SRDLC, 10.24%, 11/24/2028 (a)(r)	Lending Club	11/28/2023	17,205	16,955	17,093
205180772.SRDLC, 28.99%, 11/21/2028 (a)(r)	Lending Club	11/15/2023	6,974	6,804	7,440
205180888.SRDLC, 13.99%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	1,142	1,133	1,144
205180990.SRDLC, 30.99%, 11/3/2026 (a)(n)(r)	Lending Club	11/15/2023	1,601	1,585	1,616
205181324.SRDLC, 22.99%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	1,509	1,496	1,518
205182162.SRDLC, 15.99%, 11/16/2026 (a)(r)	Lending Club	11/15/2023	5,872	5,826	5,880
205182458.SRDLC, 18.99%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	241	239	242
205183245.SRDLC, 32.39%, 11/27/2028 (a)(r)	Lending Club	11/15/2023	8,649	8,436	9,207
205186172.SRDLC, 23.99%, 11/13/2026 (a)(n)(r)	Lending Club	11/15/2023	17	16	16
205187159.SRDLC, 26.49%, 5/25/2027 (a)(r)	Lending Club	11/15/2023	5,851	5,646	5,882
205190152.SRDLC, 30.99%, 11/13/2028 (a)(r)	Lending Club	11/15/2023	4,184	4,082	4,449
205193379.SRDLC, 19.99%, 11/15/2028 (a)(r)	Lending Club	11/15/2023	15,338	14,997	15,905
205193746.SRDLC, 21.49%, 11/24/2026 (a)(r)	Lending Club	11/22/2023	2,011	1,994	2,027

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

52	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
205193963.SRDLC, 30.99%, 11/16/2026 (a)(r)	Lending Club	11/20/2023	$119	$117	$119
205194317.SRDLC, 27.49%, 11/13/2028 (a)(r)	Lending Club	11/15/2023	16,981	16,578	18,003
205195617.SRDLC, 32.39%, 11/20/2028 (a)(n)(r)	Lending Club	11/16/2023	11,640	11,232	1,220
205195966.SRDLC, 32.39%, 11/20/2028 (a)(r)	Lending Club	11/17/2023	7,093	6,916	7,540
205196994.SRDLC, 13.49%, 11/15/2026 (a)(r)	Lending Club	11/28/2023	2,226	2,213	2,220
205198404.SRDLC, 9.99%, 11/20/2026 (a)(r)	Lending Club	11/14/2023	4,211	4,189	4,194
205199889.SRDLC, 18.99%, 11/15/2026 (a)(r)	Lending Club	11/17/2023	1,446	1,435	1,455
205200491.SRDLC, 28.99%, 11/21/2027 (a)(n)(r)	Lending Club	11/16/2023	5,510	5,317	—
205203488.SRDLC, 26.49%, 11/13/2027 (a)(r)	Lending Club	11/15/2023	4,183	4,108	4,289
205203505.SRDLC, 24.49%, 11/13/2027 (a)(r)	Lending Club	11/15/2023	4,108	4,035	4,214
205203529.SRDLC, 28.49%, 11/14/2028 (a)(r)	Lending Club	11/16/2023	15,166	14,801	16,104
205203557.SRDLC, 15.00%, 6/14/2029 (a)(n)(r)	Lending Club	11/16/2023	15,694	15,186	14,260
205204746.SRDLC, 23.99%, 11/15/2026 (a)(n)(r)	Lending Club	11/17/2023	3,022	2,997	3,049
205205108.SRDLC, 30.99%, 11/15/2026 (a)(r)	Lending Club	11/17/2023	4,082	4,045	4,155
205205655.SRDLC, 7.24%, 11/27/2026 (a)(n)(r)	Lending Club	11/15/2023	5,797	5,708	5,776
205207590.SRDLC, 30.99%, 11/27/2026 (a)(r)	Lending Club	11/17/2023	890	881	913
205208042.SRDLC, 14.74%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	3,800	3,780	3,794
205208973.SRDLC, 27.99%, 11/16/2026 (a)(n)(r)	Lending Club	11/20/2023	2,876	2,775	301
205211487.SRDLC, 22.49%, 11/20/2026 (a)(r)	Lending Club	11/17/2023	383	380	385
205212215.SRDLC, 10.74%, 11/19/2026 (a)(r)	Lending Club	11/14/2023	4,923	4,899	4,903
205212520.SRDLC, 32.39%, 11/15/2028 (a)(r)	Lending Club	11/17/2023	3,523	3,436	3,747
205213309.SRDLC, 30.99%, 11/28/2026 (a)(r)	Lending Club	11/17/2023	243	241	247
205213504.SRDLC, 24.49%, 11/13/2025 (a)(n)(r)(s)	Lending Club	11/15/2023	585	571	61
205214572.SRDLC, 25.99%, 11/15/2027 (a)(r)	Lending Club	11/17/2023	6,246	6,133	6,412
205216468.SRDLC, 5.00%, 11/15/2029 (a)(r)	Lending Club	11/17/2023	10,068	9,715	10,520
205217188.SRDLC, 25.49%, 11/30/2026 (a)(n)(r)	Lending Club	11/20/2023	5,521	5,471	5,521
205217769.SRDLC, 10.00%, 11/28/2026 (a)(r)	Lending Club	11/30/2023	1,748	1,738	1,744
205220327.SRDLC, 25.99%, 11/23/2026 (a)(r)	Lending Club	11/20/2023	670	665	678
205223049.SRDLC, 12.49%, 12/7/2028 (a)(n)(r)	Lending Club	11/30/2023	26,352	25,693	—
205224878.SRDLC, 25.99%, 11/17/2027 (a)(n)(r)	Lending Club	11/21/2023	8,212	7,924	861
205225897.SRDLC, 13.99%, 11/20/2026 (a)(n)(r)	Lending Club	11/22/2023	4,675	4,638	4,688
205225922.SRDLC, 31.89%, 11/17/2027 (a)(r)	Lending Club	11/21/2023	2,740	2,688	2,812
205226018.SRDLC, 10.99%, 11/13/2027 (a)(r)	Lending Club	11/15/2023	12,565	12,427	12,674
205226655.SRDLC, 14.49%, 12/5/2026 (a)(n)(r)	Lending Club	12/07/2023	1,823	1,812	1,815
205226666.SRDLC, 24.99%, 5/29/2027 (a)(n)(r)	Lending Club	11/20/2023	10,004	9,653	1,048
205227335.SRDLC, 31.89%, 6/28/2028 (a)(r)	Lending Club	11/24/2023	4,104	3,982	4,192
205227451.SRDLC, 30.99%, 11/16/2026 (a)(r)	Lending Club	11/20/2023	833	809	847
205228025.SRDLC, 27.99%, 4/30/2028 (a)(r)	Lending Club	11/20/2023	13,306	12,841	13,504
205229467.SRDLC, 30.99%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	4,082	4,045	4,162
205229904.SRDLC, 32.39%, 11/17/2028 (a)(r)	Lending Club	11/21/2023	10,569	10,306	11,269
205230663.SRDLC, 26.49%, 11/21/2027 (a)(r)	Lending Club	11/21/2023	2,537	2,490	2,605
205230930.SRDLC, 25.49%, 11/17/2027 (a)(r)	Lending Club	11/21/2023	1,554	1,526	1,598
205231184.SRDLC, 32.39%, 9/28/2029 (a)(n)(r)	Lending Club	11/20/2023	13,133	12,674	682
205231608.SRDLC, 30.49%, 11/30/2028 (a)(n)(r)	Lending Club	11/21/2023	2,442	2,356	256
205232683.SRDLC, 23.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	1,777	1,762	1,798
205232686.SRDLC, 32.39%, 11/20/2028 (a)(r)	Lending Club	11/21/2023	7,080	6,904	7,531
205232907.SRDLC, 22.99%, 11/17/2026 (a)(n)(r)	Lending Club	11/21/2023	4,101	3,958	430
205233408.SRDLC, 30.49%, 11/17/2028 (a)(n)(r)	Lending Club	11/21/2023	5,176	4,995	14
205233420.SRDLC, 29.28%, 11/17/2026 (a)(n)(r)	Lending Club	11/21/2023	3,273	3,158	343
205234543.SRDLC, 23.99%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	1,237	1,210	1,248
205235746.SRDLC, 8.24%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	3,427	3,410	3,414
205235926.SRDLC, 21.49%, 11/17/2027 (a)(r)	Lending Club	11/21/2023	1,498	1,472	1,532

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	53

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
205238405.SRDLC, 28.62%, 12/1/2026 (a)(n)(r)	Lending Club	11/21/2023	$4,631	$4,469	$264
205239311.SRDLC, 10.99%, 12/15/2028 (a)(r)	Lending Club	12/07/2023	9,974	9,827	9,871
205239755.SRDLC, 12.99%, 11/13/2026 (a)(r)	Lending Club	11/15/2023	2,259	2,247	2,250
205239922.SRDLC, 24.99%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	1,846	1,830	1,865
205240259.SRDLC, 24.49%, 11/28/2028 (a)(n)(r)	Lending Club	11/21/2023	22,058	21,286	4,059
205240488.SRDLC, 23.49%, 11/28/2026 (a)(r)	Lending Club	11/21/2023	4,125	4,089	4,185
205240681.SRDLC, 27.49%, 11/19/2028 (a)(r)	Lending Club	11/21/2023	10,215	9,971	10,888
205240957.SRDLC, 12.74%, 11/26/2026 (a)(r)	Lending Club	11/15/2023	4,617	4,533	4,603
205240998.SRDLC, 21.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	2,474	2,453	2,495
205241226.SRDLC, 25.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	3,869	3,836	3,906
205241486.SRDLC, 26.49%, 11/5/2028 (a)(n)(r)	Lending Club	11/22/2023	3,284	3,207	3,471
205243385.SRDLC, 27.99%, 11/20/2027 (a)(r)	Lending Club	11/22/2023	3,975	3,901	4,090
205243406.SRDLC, 32.39%, 8/20/2029 (a)(r)	Lending Club	11/22/2023	12,177	11,939	12,597
205243791.SRDLC, 24.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	303	294	303
205244002.SRDLC, 24.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	6,379	6,324	6,453
205244092.SRDLC, 14.99%, 11/30/2026 (a)(n)(r)	Lending Club	11/22/2023	4,735	4,698	4,759
205245190.SRDLC, 21.99%, 11/15/2026 (a)(n)(r)	Lending Club	11/22/2023	6,834	6,595	716
205245422.SRDLC, 24.99%, 11/20/2028 (a)(r)	Lending Club	11/22/2023	4,225	4,126	4,514
205245476.SRDLC, 32.39%, 11/30/2028 (a)(n)(r)	Lending Club	11/22/2023	15,604	15,058	1,635
205246160.SRDLC, 27.99%, 11/20/2027 (a)(n)(r)	Lending Club	11/22/2023	6,079	5,866	637
205246713.SRDLC, 30.99%, 3/20/2027 (a)(n)(r)	Lending Club	11/22/2023	4,201	4,064	4,302
205247186.SRDLC, 31.89%, 11/20/2027 (a)(r)	Lending Club	11/22/2023	1,644	1,612	1,689
205247561.SRDLC, 11.74%, 11/30/2027 (a)(n)(r)	Lending Club	12/04/2023	4,523	4,471	4,545
205247816.SRDLC, 28.49%, 11/15/2028 (a)(r)	Lending Club	11/22/2023	11,840	11,556	12,638
205247919.SRDLC, 30.99%, 11/22/2026 (a)(n)(r)	Lending Club	11/22/2023	3,779	3,647	768
205249648.SRDLC, 13.62%, 11/21/2026 (a)(r)	Lending Club	11/24/2023	2,252	2,239	2,246
205250406.SRDLC, 27.49%, 12/2/2026 (a)(n)(r)	Lending Club	11/22/2023	3,550	3,517	3,562
205250490.SRDLC, 30.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	1,765	1,749	1,803
205252251.SRDLC, 31.89%, 6/20/2028 (a)(r)	Lending Club	11/22/2023	2,032	1,975	2,062
205252938.SRDLC, 20.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	1,224	1,214	1,235
205253628.SRDLC, 29.49%, 11/20/2026 (a)(n)(r)	Lending Club	11/22/2023	1,257	1,213	254
205254198.SRDLC, 10.84%, 11/17/2028 (a)(r)	Lending Club	11/15/2023	11,699	11,530	11,598
205254709.SRDLC, 30.99%, 5/28/2027 (a)(n)(r)	Lending Club	11/22/2023	1,617	1,561	170
205257162.SRDLC, 21.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	1,856	1,840	1,871
205257303.SRDLC, 7.24%, 11/6/2026 (a)(n)(r)	Lending Club	11/17/2023	2,309	2,298	2,300
205257304.SRDLC, 12.74%, 11/14/2028 (a)(r)	Lending Club	11/16/2023	18,708	18,432	18,635
205262018.SRDLC, 30.99%, 4/30/2027 (a)(n)(r)	Lending Club	11/22/2023	3,494	3,371	366
205262511.SRDLC, 32.39%, 11/20/2028 (a)(r)	Lending Club	11/22/2023	3,523	3,435	3,760
205265680.SRDLC, 26.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	942	933	962
205266365.SRDLC, 10.49%, 11/27/2028 (a)(r)	Lending Club	11/29/2023	6,976	6,874	6,932
205266680.SRDLC, 32.39%, 11/20/2028 (a)(r)	Lending Club	11/22/2023	9,947	9,612	10,570
205271826.SRDLC, 30.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	1,633	1,617	1,667
205276547.SRDLC, 24.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	2,565	2,542	2,594
205277977.SRDLC, 27.49%, 11/30/2028 (a)(r)	Lending Club	11/22/2023	7,913	7,722	8,449
205279563.SRDLC, 27.49%, 11/20/2027 (a)(r)	Lending Club	11/22/2023	3,799	3,729	3,909
205280151.SRDLC, 24.99%, 11/20/2026 (a)(n)(r)	Lending Club	11/22/2023	675	652	71
205280438.SRDLC, 12.74%, 11/17/2026 (a)(r)	Lending Club	11/21/2023	2,177	2,166	2,170
205282222.SRDLC, 30.49%, 11/20/2028 (a)(r)	Lending Club	11/22/2023	17,740	17,146	18,813
205283754.SRDLC, 7.17%, 11/24/2026 (a)(r)	Lending Club	11/24/2023	3,816	3,794	3,807
205283846.SRDLC, 7.24%, 11/16/2026 (a)(r)	Lending Club	11/20/2023	3,176	3,160	3,165
205283960.SRDLC, 31.89%, 11/20/2027 (a)(r)	Lending Club	11/22/2023	1,315	1,290	1,352
205287163.SRDLC, 13.74%, 11/15/2026 (a)(n)(r)	Lending Club	11/17/2023	5,426	5,290	569

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

54	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
205287954.SRDLC, 11.74%, 11/16/2027 (a)(r)	Lending Club	11/20/2023	$1,357	$1,342	$1,362
205288618.SRDLC, 23.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	3,046	3,020	3,082
205291372.SRDLC, 14.24%, 11/30/2026 (a)(n)(r)	Lending Club	11/17/2023	3,791	3,771	3,778
205291655.SRDLC, 15.25%, 12/6/2028 (a)(r)	Lending Club	12/08/2023	16,269	16,018	16,121
205294440.SRDLC, 31.89%, 11/21/2027 (a)(r)	Lending Club	11/24/2023	2,110	2,070	2,171
205298282.SRDLC, 11.49%, 11/20/2028 (a)(r)	Lending Club	11/17/2023	5,284	5,207	5,247
205299614.SRDLC, 9.24%, 12/10/2027 (a)(r)	Lending Club	12/08/2023	11,574	11,444	11,604
205300582.SRDLC, 19.99%, 11/21/2026 (a)(n)(r)	Lending Club	11/24/2023	4,520	4,362	474
205307127.SRDLC, 12.00%, 11/28/2028 (a)(r)	Lending Club	11/20/2023	16,085	15,849	15,953
205312683.SRDLC, 11.49%, 11/17/2028 (a)(r)	Lending Club	11/21/2023	8,458	8,334	8,395
205313312.SRDLC, 13.74%, 11/30/2026 (a)(n)(r)	Lending Club	11/21/2023	1,496	1,488	1,493
205314809.SRDLC, 32.39%, 11/21/2028 (a)(n)(r)	Lending Club	11/24/2023	12,915	12,471	1,353
205316746.SRDLC, 13.24%, 11/20/2026 (a)(r)	Lending Club	11/22/2023	3,512	3,493	3,506
205318350.SRDLC, 7.24%, 11/20/2026 (a)(n)(r)	Lending Club	11/22/2023	7,465	7,279	782
205323519.SRDLC, 12.99%, 11/17/2027 (a)(r)	Lending Club	11/21/2023	8,251	8,158	8,327
205331137.SRDLC, 14.24%, 11/27/2028 (a)(r)	Lending Club	11/22/2023	13,357	13,154	13,295
205336896.SRDLC, 12.70%, 11/20/2027 (a)(r)	Lending Club	11/22/2023	13,739	13,434	13,859
205341522.SRDLC, 12.62%, 11/21/2026 (a)(r)	Lending Club	11/24/2023	1,125	1,119	1,122
205345601.SRDLC, 12.49%, 11/26/2028 (a)(r)	Lending Club	11/27/2023	12,570	12,383	12,476
205347416.SRDLC, 6.89%, 11/20/2026 (a)(n)(r)	Lending Club	11/22/2023	4,219	4,198	4,203
205348634.SRDLC, 16.99%, 11/22/2028 (a)(r)	Lending Club	11/27/2023	10,230	10,071	10,188
205377136.SRDLC, 19.49%, 11/22/2027 (a)(r)	Lending Club	11/27/2023	4,665	4,608	4,766
205379996.SRDLC, 14.49%, 11/24/2028 (a)(r)	Lending Club	11/28/2023	16,957	16,641	16,869
205380459.SRDLC, 14.39%, 12/18/2028 (a)(r)	Lending Club	12/20/2023	12,414	12,222	12,352
205389121.SRDLC, 16.74%, 12/5/2028 (a)(r)	Lending Club	12/07/2023	5,233	5,152	5,179
205392450.SRDLC, 9.71%, 11/27/2027 (a)(r)	Lending Club	11/29/2023	7,302	7,221	7,335
205395360.SRDLC, 13.25%, 11/27/2027 (a)(r)	Lending Club	11/29/2023	9,193	9,087	9,284
205403601.SRDLC, 9.63%, 11/27/2026 (a)(r)	Lending Club	11/29/2023	5,219	5,190	5,211
205403668.SRDLC, 20.49%, 11/27/2028 (a)(r)	Lending Club	11/29/2023	536	527	533
205404187.SRDLC, 10.76%, 3/31/2029 (a)(r)	Lending Club	11/29/2023	17,074	16,698	16,903
205410103.SRDLC, 9.74%, 11/27/2027 (a)(r)	Lending Club	11/29/2023	7,083	7,005	7,115
205423483.SRDLC, 10.49%, 12/26/2026 (a)(r)	Lending Club	12/28/2023	1,500	1,491	1,495
205426852.SRDLC, 10.99%, 12/20/2028 (a)(r)	Lending Club	12/19/2023	21,088	20,774	20,892
205435903.SRDLC, 15.00%, 3/28/2029 (a)(n)(r)	Lending Club	11/30/2023	6,011	5,863	4,828
205438003.SRDLC, 9.74%, 3/29/2027 (a)(n)(r)	Lending Club	12/01/2023	8,666	8,489	7,848
205440773.SRDLC, 8.24%, 12/23/2026 (a)(r)	Lending Club	12/11/2023	3,157	3,139	3,146
205440955.SRDLC, 8.99%, 12/6/2026 (a)(n)(r)	Lending Club	11/30/2023	3,948	3,849	414
205451696.SRDLC, 11.49%, 12/18/2028 (a)(r)	Lending Club	12/15/2023	4,845	4,772	4,790
205459769.SRDLC, 7.17%, 11/29/2026 (a)(r)	Lending Club	12/01/2023	850	845	848
205468854.SRDLC, 10.24%, 12/6/2026 (a)(r)	Lending Club	12/08/2023	3,990	3,967	3,966
205480377.SRDLC, 12.74%, 12/11/2026 (a)(r)	Lending Club	12/13/2023	3,842	3,819	3,822
205482003.SRDLC, 10.99%, 12/7/2027 (a)(r)	Lending Club	12/11/2023	5,852	5,784	5,893
205495061.SRDLC, 9.61%, 12/5/2026 (a)(r)	Lending Club	12/07/2023	9,906	9,851	9,854
205512566.SRDLC, 16.99%, 11/30/2028 (a)(n)(r)	Lending Club	12/04/2023	9,856	9,702	9,822
205520029.SRDLC, 10.49%, 12/11/2028 (a)(n)(r)	Lending Club	12/13/2023	23,172	22,593	2,428
205525021.SRDLC, 19.49%, 12/5/2026 (a)(r)	Lending Club	12/07/2023	3,572	3,550	3,545
205527978.SRDLC, 15.74%, 12/5/2027 (a)(r)	Lending Club	12/07/2023	2,467	2,437	2,472
205533806.SRDLC, 15.74%, 12/5/2028 (a)(r)	Lending Club	12/07/2023	23,886	23,516	23,733
205539761.SRDLC, 13.99%, 12/10/2026 (a)(r)	Lending Club	12/07/2023	787	782	782
205546389.SRDLC, 10.24%, 12/15/2027 (a)(n)(r)	Lending Club	12/07/2023	14,444	14,278	14,483
205550138.SRDLC, 6.82%, 12/5/2026 (a)(r)	Lending Club	12/07/2023	4,657	4,631	4,638
205559006.SRDLC, 13.21%, 12/6/2026 (a)(r)	Lending Club	12/08/2023	2,574	2,559	2,554

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	55

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
205563622.SRDLC, 9.13%, 12/5/2026 (a)(n)(r)	Lending Club	12/07/2023	$507	$494	$53
205564070.SRDLC, 13.49%, 12/22/2027 (a)(r)	Lending Club	12/27/2023	2,895	2,860	2,921
205564336.SRDLC, 8.24%, 12/11/2026 (a)(n)(r)	Lending Club	12/13/2023	9,729	9,674	9,684
205564462.SRDLC, 14.99%, 12/7/2026 (a)(r)	Lending Club	12/11/2023	7,869	7,822	7,838
205569647.SRDLC, 9.74%, 12/18/2026 (a)(r)	Lending Club	12/20/2023	6,117	5,977	6,082
205570754.SRDLC, 11.26%, 12/13/2028 (a)(r)	Lending Club	12/15/2023	15,656	15,423	15,500
205578732.SRDLC, 10.50%, 12/10/2026 (a)(r)	Lending Club	12/07/2023	3,533	3,513	3,514
205579914.SRDLC, 16.74%, 12/19/2028 (a)(r)	Lending Club	12/21/2023	12,688	12,487	12,658
205585266.SRDLC, 10.24%, 12/5/2027 (a)(r)	Lending Club	12/07/2023	12,132	11,995	12,222
205586282.SRDLC, 8.24%, 12/20/2026 (a)(r)	Lending Club	12/22/2023	4,879	4,851	4,860
205594260.SRDLC, 12.74%, 12/7/2026 (a)(n)(r)	Lending Club	12/11/2023	5,468	5,331	573
205599754.SRDLC, 7.57%, 12/7/2027 (a)(r)	Lending Club	12/11/2023	18,143	17,943	18,200
205602301.SRDLC, 15.00%, 4/7/2029 (a)(r)	Lending Club	12/11/2023	20,612	20,117	16,491
205610040.SRDLC, 9.74%, 12/8/2026 (a)(r)	Lending Club	12/12/2023	992	986	987
205615348.SRDLC, 15.24%, 12/8/2028 (a)(r)	Lending Club	12/12/2023	25,027	24,640	24,799
205618379.SRDLC, 11.24%, 12/12/2027 (a)(r)	Lending Club	12/14/2023	14,145	13,981	14,261
205627622.SRDLC, 8.24%, 12/28/2026 (a)(n)(r)	Lending Club	12/28/2023	1,930	1,918	1,924
205633187.SRDLC, 9.74%, 12/11/2026 (a)(r)	Lending Club	12/13/2023	2,480	2,466	2,468
205633598.SRDLC, 10.49%, 12/14/2027 (a)(r)	Lending Club	12/18/2023	18,714	18,498	18,775
205640907.SRDLC, 11.49%, 12/11/2027 (a)(r)	Lending Club	12/13/2023	14,891	14,719	14,996
205647245.SRDLC, 13.24%, 12/11/2026 (a)(r)	Lending Club	12/13/2023	1,674	1,664	1,662
205648007.SRDLC, 13.99%, 12/21/2027 (a)(r)	Lending Club	12/26/2023	4,849	4,790	4,894
205649098.SRDLC, 11.09%, 1/3/2027 (a)(n)(r)	Lending Club	12/28/2023	6,826	6,782	6,776
205654400.SRDLC, 12.00%, 7/17/2029 (a)(r)	Lending Club	12/15/2023	20,977	20,453	2,872
205660331.SRDLC, 9.74%, 12/20/2027 (a)(n)(r)	Lending Club	12/22/2023	9,353	9,242	9,365
205686700.SRDLC, 15.49%, 1/10/2028 (a)(n)(r)	Lending Club	12/28/2023	7,275	7,183	7,280
205686889.SRDLC, 9.74%, 5/28/2027 (a)(r)	Lending Club	1/02/2024	11,232	11,127	11,147
205687455.SRDLC, 20.23%, 12/20/2028 (a)(r)	Lending Club	12/13/2023	6,620	6,511	6,539
205689835.SRDLC, 19.49%, 6/14/2027 (a)(n)(r)	Lending Club	12/14/2023	11,189	10,909	3,448
205692531.SRDLC, 14.24%, 12/19/2027 (a)(r)	Lending Club	12/14/2023	17,637	17,427	17,785
205694550.SRDLC, 8.49%, 12/13/2026 (a)(r)	Lending Club	12/15/2023	2,691	2,675	2,679
205698369.SRDLC, 13.74%, 12/21/2027 (a)(r)	Lending Club	12/26/2023	5,805	5,735	5,854
205708881.SRDLC, 9.74%, 12/13/2026 (a)(r)	Lending Club	12/15/2023	2,480	2,466	2,469
205710942.SRDLC, 13.99%, 12/20/2026 (a)(r)	Lending Club	12/18/2023	917	911	910
205729747.SRDLC, 10.24%, 12/8/2026 (a)(r)	Lending Club	12/19/2023	4,937	4,908	4,911
205742195.SRDLC, 11.26%, 12/20/2028 (a)(r)	Lending Club	12/22/2023	18,065	17,794	17,899
205743917.SRDLC, 6.91%, 12/21/2026 (a)(r)	Lending Club	12/20/2023	3,134	3,116	3,120
205746711.SRDLC, 14.11%, 9/15/2027 (a)(r)	Lending Club	12/19/2023	2,007	1,959	1,973
205747984.SRDLC, 11.09%, 12/18/2028 (a)(r)	Lending Club	12/20/2023	18,035	17,765	17,883
205759479.SRDLC, 9.74%, 12/19/2028 (a)(r)	Lending Club	12/21/2023	19,304	19,019	19,148
205759846.SRDLC, 15.24%, 12/18/2028 (a)(r)	Lending Club	12/20/2023	8,758	8,621	8,697
205760641.SRDLC, 10.49%, 12/18/2027 (a)(r)	Lending Club	12/20/2023	18,714	18,497	18,781
205762892.SRDLC, 7.41%, 12/19/2026 (a)(r)	Lending Club	12/21/2023	5,593	5,561	5,569
205781049.SRDLC, 11.74%, 12/18/2028 (a)(r)	Lending Club	12/20/2023	9,681	9,535	9,593
205782534.SRDLC, 10.49%, 12/18/2026 (a)(r)	Lending Club	12/20/2023	6,251	6,213	6,226
205790694.SRDLC, 22.49%, 12/28/2026 (a)(r)	Lending Club	12/22/2023	1,462	1,446	1,459
205790767.SRDLC, 13.99%, 12/20/2026 (a)(r)	Lending Club	12/22/2023	3,115	3,095	3,102
205792655.SRDLC, 32.39%, 12/21/2028 (a)(r)	Lending Club	12/26/2023	9,706	9,425	10,065
205794055.SRDLC, 15.99%, 12/21/2026 (a)(r)	Lending Club	12/26/2023	5,313	5,257	5,269
205794864.SRDLC, 27.49%, 12/20/2026 (a)(r)	Lending Club	12/22/2023	2,378	2,350	2,405
205795932.SRDLC, 14.11%, 3/19/2027 (a)(r)	Lending Club	12/21/2023	3,483	3,417	3,465
205796742.SRDLC, 27.49%, 1/28/2030 (a)(n)(r)	Lending Club	12/22/2023	11,154	10,708	11,035

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

56	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
205799041.SRDLC, 20.49%, 5/20/2026 (a)(n)(r)	Lending Club	12/22/2023	$1,639	$1,573	$172
205799728.SRDLC, 24.99%, 12/20/2026 (a)(r)	Lending Club	12/22/2023	435	430	435
205800726.SRDLC, 10.49%, 12/21/2028 (a)(r)	Lending Club	12/26/2023	22,110	21,780	21,938
205801149.SRDLC, 16.99%, 12/31/2028 (a)(n)(r)	Lending Club	12/21/2023	27,440	26,754	2,876
205807964.SRDLC, 31.49%, 12/20/2028 (a)(r)	Lending Club	12/22/2023	17,862	17,349	18,500
205810883.SRDLC, 10.49%, 12/15/2028 (a)(r)	Lending Club	12/28/2023	7,122	7,016	7,065
205822350.SRDLC, 11.24%, 12/26/2027 (a)(r)	Lending Club	12/22/2023	12,318	12,171	12,433
205823042.SRDLC, 10.49%, 12/26/2028 (a)(r)	Lending Club	12/28/2023	7,171	7,063	7,118
205824159.SRDLC, 7.00%, 12/26/2026 (a)(r)	Lending Club	12/28/2023	2,888	2,871	2,877
205825442.SRDLC, 26.99%, 12/24/2026 (a)(r)	Lending Club	12/26/2023	2,392	2,364	2,422
205827522.SRDLC, 20.74%, 12/31/2028 (a)(n)(r)	Lending Club	12/28/2023	13,221	12,993	13,167
205829459.SRDLC, 22.49%, 12/25/2026 (a)(r)	Lending Club	12/27/2023	3,149	3,114	3,137
205829874.SRDLC, 26.49%, 12/27/2026 (a)(r)	Lending Club	12/26/2023	6,889	6,767	6,909
205830413.SRDLC, 27.49%, 12/28/2028 (a)(r)	Lending Club	12/26/2023	7,730	7,512	8,048
205837984.SRDLC, 7.99%, 12/28/2026 (a)(r)	Lending Club	1/02/2024	2,919	2,902	2,910
205839530.SRDLC, 15.74%, 12/22/2028 (a)(r)	Lending Club	12/27/2023	4,815	4,739	4,784
205841081.SRDLC, 14.25%, 12/26/2028 (a)(n)(r)	Lending Club	12/27/2023	22,873	22,301	5,341
205847386.SRDLC, 10.99%, 12/26/2028 (a)(r)	Lending Club	12/28/2023	7,807	7,690	7,749
205848381.SRDLC, 24.49%, 12/22/2026 (a)(r)	Lending Club	12/27/2023	5,775	5,709	5,784
205850651.SRDLC, 16.00%, 12/26/2028 (a)(r)	Lending Club	12/28/2023	20,666	20,339	20,515
205852724.SRDLC, 10.49%, 12/26/2026 (a)(r)	Lending Club	12/28/2023	6,751	6,709	6,728
205858271.SRDLC, 9.74%, 12/26/2026 (a)(r)	Lending Club	12/28/2023	2,554	2,539	2,546
205860298.SRDLC, 14.24%, 4/26/2026 (a)(n)(r)(s)	Lending Club	12/28/2023	94	92	10
205860843.SRDLC, 10.99%, 12/26/2027 (a)(r)	Lending Club	12/28/2023	8,782	8,679	8,872
205871140.SRDLC, 25.99%, 12/26/2026 (a)(r)	Lending Club	12/28/2023	5,274	5,212	5,288
205872318.SRDLC, 27.49%, 5/28/2027 (a)(n)(r)	Lending Club	12/28/2023	2,052	1,998	2,076
205873132.SRDLC, 13.74%, 12/27/2027 (a)(r)	Lending Club	12/29/2023	11,896	11,603	12,004
205873690.SRDLC, 10.76%, 12/21/2028 (a)(n)(r)	Lending Club	1/02/2024	15,521	15,289	15,400
205879390.SRDLC, 32.39%, 12/31/2028 (a)(n)(r)	Lending Club	12/28/2023	14,663	14,076	1,537
205879798.SRDLC, 21.24%, 12/26/2028 (a)(r)	Lending Club	12/28/2023	9,220	9,067	9,225
205885466.SRDLC, 32.39%, 12/31/2028 (a)(n)(r)	Lending Club	1/02/2024	13,568	13,026	1,422
205886423.SRDLC, 26.99%, 1/2/2027 (a)(r)	Lending Club	1/04/2024	1,814	1,792	1,808
205893356.SRDLC, 27.49%, 12/28/2026 (a)(r)	Lending Club	1/02/2024	2,685	2,646	2,723
205896149.SRDLC, 25.49%, 12/28/2026 (a)(r)	Lending Club	1/02/2024	2,910	2,876	2,921
205900664.SRDLC, 14.49%, 12/28/2028 (a)(r)	Lending Club	1/02/2024	9,319	9,174	9,284
205907525.SRDLC, 15.74%, 1/7/2027 (a)(r)	Lending Club	1/02/2024	2,274	2,259	2,260
205911522.SRDLC, 15.99%, 1/10/2027 (a)(r)	Lending Club	1/02/2024	4,648	4,596	4,587
205920066.SRDLC, 32.39%, 1/2/2029 (a)(r)	Lending Club	1/04/2024	10,556	10,248	10,662
205921450.SRDLC, 23.99%, 1/2/2028 (a)(r)	Lending Club	1/04/2024	12,201	11,807	12,074
205928552.SRDLC, 31.89%, 7/10/2028 (a)(n)(r)	Lending Club	1/04/2024	10,529	10,147	10,262
205929815.SRDLC, 7.24%, 12/29/2026 (a)(r)	Lending Club	1/03/2024	3,379	3,359	3,366
205948541.SRDLC, 23.99%, 1/2/2027 (a)(n)(r)	Lending Club	1/04/2024	2,849	2,735	299
205950302.SRDLC, 27.99%, 1/2/2028 (a)(n)(r)	Lending Club	1/04/2024	9,566	9,183	1,002
205956116.SRDLC, 32.39%, 12/22/2028 (a)(r)	Lending Club	1/04/2024	17,590	17,080	17,991
205968238.SRDLC, 24.99%, 1/2/2027 (a)(r)	Lending Club	1/04/2024	4,848	4,790	4,801
206066173.SRDLC, 28.99%, 2/5/2029 (a)(r)	Lending Club	2/07/2024	8,763	8,508	8,895
206241383.SRDLC, 9.24%, 2/12/2027 (a)(r)	Lending Club	2/14/2024	6,120	6,075	6,079
206243225.SRDLC, 32.39%, 2/17/2029 (a)(n)(r)	Lending Club	2/06/2024	4,631	4,446	485
206247231.SRDLC, 30.99%, 2/7/2027 (a)(r)	Lending Club	2/09/2024	1,873	1,847	1,876
206257499.SRDLC, 27.49%, 2/8/2027 (a)(n)(r)	Lending Club	2/12/2024	5,025	4,824	—
206259826.SRDLC, 29.49%, 2/16/2027 (a)(r)	Lending Club	2/07/2024	3,478	3,430	3,487
206290598.SRDLC, 26.49%, 11/2/2029 (a)(r)	Lending Club	2/06/2024	7,507	7,207	1,234

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	57

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
206310285.SRDLC, 28.49%, 2/2/2027 (a)(r)	Lending Club	2/06/2024	$4,034	$3,979	$4,030
206321574.SRDLC, 9.99%, 2/5/2028 (a)(r)	Lending Club	2/07/2024	1,828	1,806	1,831
206322505.SRDLC, 15.49%, 2/7/2028 (a)(n)(r)	Lending Club	2/09/2024	6,447	6,189	676
206373201.SRDLC, 32.39%, 2/5/2029 (a)(r)	Lending Club	2/07/2024	4,480	4,347	4,538
206379163.SRDLC, 11.26%, 8/15/2029 (a)(r)	Lending Club	2/20/2024	28,974	28,323	21,873
206380636.SRDLC, 12.50%, 2/14/2029 (a)(r)	Lending Club	2/16/2024	17,702	17,420	17,541
206382999.SRDLC, 27.49%, 1/22/2029 (a)(r)	Lending Club	2/07/2024	8,984	8,724	9,192
206385009.SRDLC, 32.39%, 2/5/2029 (a)(r)	Lending Club	2/07/2024	11,936	11,458	828
206385223.SRDLC, 32.39%, 2/7/2029 (a)(r)	Lending Club	2/09/2024	11,201	10,868	11,359
206385770.SRDLC, 11.76%, 2/5/2029 (a)(r)	Lending Club	2/07/2024	24,427	23,816	3,982
206415213.SRDLC, 14.99%, 2/28/2027 (a)(n)(r)	Lending Club	2/21/2024	5,977	5,895	5,849
206433124.SRDLC, 13.99%, 2/15/2027 (a)(r)	Lending Club	2/20/2024	6,416	6,336	6,333
206433173.SRDLC, 7.24%, 2/8/2027 (a)(r)	Lending Club	2/12/2024	11,393	11,313	11,322
206438545.SRDLC, 10.74%, 2/8/2028 (a)(r)	Lending Club	2/12/2024	2,148	2,121	2,162
206447651.SRDLC, 27.99%, 2/2/2028 (a)(r)	Lending Club	2/06/2024	3,269	3,193	3,227
206452090.SRDLC, 13.99%, 2/12/2029 (a)(r)	Lending Club	2/14/2024	6,499	6,394	6,403
206460018.SRDLC, 15.00%, 6/22/2029 (a)(n)(r)	Lending Club	2/26/2024	28,617	27,910	23,646
206461682.SRDLC, 26.49%, 2/2/2028 (a)(r)	Lending Club	2/06/2024	3,524	3,443	3,492
206462868.SRDLC, 27.49%, 2/14/2029 (a)(n)(r)	Lending Club	2/07/2024	14,970	14,372	9,781
206463307.SRDLC, 22.49%, 2/9/2027 (a)(r)	Lending Club	2/13/2024	2,781	2,744	2,748
206463820.SRDLC, 14.24%, 2/5/2027 (a)(n)(r)	Lending Club	2/07/2024	8,695	8,478	911
206469523.SRDLC, 10.37%, 2/20/2027 (a)(r)	Lending Club	2/22/2024	3,095	3,072	3,076
206469647.SRDLC, 19.99%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	1,630	1,609	1,609
206471742.SRDLC, 28.99%, 2/19/2029 (a)(n)(r)	Lending Club	2/07/2024	4,462	4,284	468
206471807.SRDLC, 27.49%, 2/20/2027 (a)(r)	Lending Club	2/07/2024	2,290	2,199	733
206472529.SRDLC, 24.49%, 2/20/2027 (a)(r)	Lending Club	2/07/2024	7,309	7,207	7,262
206474486.SRDLC, 29.49%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	3,325	3,279	3,326
206475013.SRDLC, 13.99%, 2/23/2027 (a)(r)	Lending Club	2/16/2024	5,207	5,167	5,165
206476410.SRDLC, 25.99%, 2/5/2028 (a)(n)(r)	Lending Club	2/07/2024	4,865	4,751	4,826
206476430.SRDLC, 21.99%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	6,920	6,831	6,828
206478779.SRDLC, 30.99%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	2,311	2,278	2,302
206481938.SRDLC, 29.99%, 2/5/2028 (a)(r)	Lending Club	2/07/2024	6,639	6,481	6,557
206487813.SRDLC, 31.89%, 2/20/2028 (a)(n)(r)	Lending Club	2/07/2024	10,116	9,711	1,060
206489104.SRDLC, 30.99%, 2/6/2029 (a)(n)(r)	Lending Club	2/07/2024	3,561	3,456	3,601
206491916.SRDLC, 20.99%, 2/5/2027 (a)(n)(r)	Lending Club	2/07/2024	14,435	13,858	1,513
206494780.SRDLC, 26.99%, 2/20/2027 (a)(r)	Lending Club	2/07/2024	1,861	1,835	1,874
206496832.SRDLC, 32.39%, 2/14/2029 (a)(r)	Lending Club	2/07/2024	5,136	4,978	5,211
206500285.SRDLC, 30.99%, 8/15/2027 (a)(n)(r)	Lending Club	2/08/2024	15,506	14,887	1,625
206501055.SRDLC, 28.49%, 2/10/2027 (a)(n)(r)	Lending Club	2/07/2024	9,339	8,965	979
206502104.SRDLC, 28.49%, 2/16/2029 (a)(r)	Lending Club	2/12/2024	14,674	14,240	14,929
206502929.SRDLC, 15.74%, 2/7/2029 (a)(r)	Lending Club	2/09/2024	3,755	3,694	3,698
206504845.SRDLC, 25.99%, 2/6/2029 (a)(r)	Lending Club	2/08/2024	14,301	13,894	14,556
206504857.SRDLC, 21.49%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	1,567	1,547	1,546
206505676.SRDLC, 30.99%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	2,061	2,032	2,061
206506205.SRDLC, 18.49%, 10/8/2028 (a)(r)	Lending Club	2/12/2024	8,202	7,879	7,742
206506284.SRDLC, 29.49%, 11/15/2029 (a)(r)	Lending Club	2/07/2024	18,459	17,721	2,056
206506609.SRDLC, 21.49%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	1,033	1,020	1,019
206506686.SRDLC, 28.49%, 10/27/2028 (a)(n)(r)	Lending Club	2/29/2024	18,287	17,555	1,916
206508730.SRDLC, 16.74%, 11/30/2029 (a)(n)(r)	Lending Club	2/22/2024	14,423	14,062	1,512
206514655.SRDLC, 24.99%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	1,244	1,227	1,232
206515662.SRDLC, 27.49%, 2/15/2027 (a)(n)(r)	Lending Club	2/08/2024	3,029	2,908	317
206520129.SRDLC, 24.49%, 2/15/2027 (a)(r)	Lending Club	2/07/2024	2,674	2,637	2,651

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

58	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
206521503.SRDLC, 20.49%, 2/14/2029 (a)(r)	Lending Club	2/16/2024	$9,605	$9,441	$9,492
206522563.SRDLC, 12.24%, 2/1/2030 (a)(n)(r)	Lending Club	2/08/2024	10,762	10,569	10,520
206524034.SRDLC, 24.99%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	5,336	5,264	5,271
206526855.SRDLC, 31.49%, 2/15/2029 (a)(r)	Lending Club	2/08/2024	11,366	11,039	11,439
206528520.SRDLC, 22.99%, 8/6/2028 (a)(r)	Lending Club	2/08/2024	1,810	1,738	316
206530265.SRDLC, 28.49%, 2/13/2027 (a)(r)	Lending Club	2/08/2024	3,719	3,666	3,728
206530320.SRDLC, 14.99%, 2/18/2027 (a)(r)	Lending Club	2/08/2024	2,644	2,611	2,606
206530366.SRDLC, 9.74%, 2/5/2027 (a)(r)	Lending Club	2/07/2024	12,302	12,214	12,213
206530555.SRDLC, 15.00%, 11/6/2026 (a)(n)(r)	Lending Club	2/08/2024	1,463	1,419	1,382
206531534.SRDLC, 25.99%, 2/9/2028 (a)(r)	Lending Club	2/08/2024	7,653	7,477	7,578
206533162.SRDLC, 21.99%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	2,764	2,728	2,728
206534483.SRDLC, 24.49%, 2/6/2029 (a)(r)	Lending Club	2/08/2024	14,143	13,745	14,409
206538811.SRDLC, 24.49%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	8,849	8,731	8,766
206539701.SRDLC, 23.99%, 2/15/2027 (a)(n)(r)	Lending Club	2/08/2024	4,467	4,406	4,431
206540932.SRDLC, 22.49%, 2/6/2027 (a)(r)	Lending Club	2/08/2024	695	686	686
206541256.SRDLC, 32.39%, 2/6/2029 (a)(r)	Lending Club	2/08/2024	6,283	6,075	6,333
206541316.SRDLC, 25.49%, 2/6/2026 (a)(n)(r)(s)	Lending Club	2/08/2024	6,177	5,930	647
206541642.SRDLC, 14.99%, 2/6/2027 (a)(n)(r)	Lending Club	2/08/2024	1,602	1,582	1,577
206542335.SRDLC, 15.99%, 1/24/2027 (a)(r)	Lending Club	2/08/2024	4,335	4,283	4,287
206542346.SRDLC, 27.49%, 2/9/2027 (a)(r)	Lending Club	2/13/2024	1,093	1,078	1,093
206543673.SRDLC, 15.99%, 2/18/2027 (a)(r)	Lending Club	2/08/2024	8,319	8,213	8,197
206543969.SRDLC, 19.24%, 2/15/2028 (a)(r)	Lending Club	2/07/2024	21,315	21,028	21,658
206544330.SRDLC, 21.49%, 2/8/2027 (a)(r)	Lending Club	2/08/2024	1,556	1,535	1,533
206544569.SRDLC, 9.13%, 2/16/2027 (a)(r)	Lending Club	2/07/2024	11,434	11,353	11,351
206547049.SRDLC, 23.49%, 2/20/2027 (a)(r)	Lending Club	2/09/2024	5,354	5,139	464
206548546.SRDLC, 29.99%, 2/9/2029 (a)(r)	Lending Club	2/13/2024	17,649	16,976	17,863
206551021.SRDLC, 12.99%, 2/19/2027 (a)(r)	Lending Club	2/12/2024	968	961	960
206551118.SRDLC, 28.99%, 2/6/2029 (a)(r)	Lending Club	2/08/2024	5,006	4,860	5,052
206556577.SRDLC, 7.24%, 2/15/2027 (a)(r)	Lending Club	2/09/2024	4,221	4,145	4,194
206559604.SRDLC, 11.24%, 2/13/2027 (a)(r)	Lending Club	2/15/2024	3,747	3,719	3,713
206561292.SRDLC, 9.99%, 2/13/2028 (a)(r)	Lending Club	2/15/2024	7,973	7,873	8,028
206562575.SRDLC, 22.99%, 2/7/2027 (a)(n)(r)	Lending Club	2/09/2024	11,769	11,299	1,233
206564726.SRDLC, 25.49%, 7/7/2026 (a)(n)(r)	Lending Club	2/09/2024	183	176	183
206564728.SRDLC, 29.49%, 2/14/2027 (a)(n)(r)	Lending Club	2/09/2024	1,869	1,794	196
206566334.SRDLC, 27.49%, 2/7/2027 (a)(r)	Lending Club	2/09/2024	2,544	2,509	2,549
206567945.SRDLC, 29.99%, 2/7/2028 (a)(r)	Lending Club	2/09/2024	12,749	12,239	3,482
206571682.SRDLC, 25.49%, 2/9/2027 (a)(n)(r)	Lending Club	2/13/2024	2,703	2,595	490
206572374.SRDLC, 25.49%, 8/15/2029 (a)(r)	Lending Club	2/15/2024	19,703	19,023	19,604
206573975.SRDLC, 19.99%, 9/8/2029 (a)(n)(r)	Lending Club	2/12/2024	17,189	16,502	1,801
206575841.SRDLC, 22.49%, 2/8/2027 (a)(r)	Lending Club	2/12/2024	1,149	1,130	1,132
206576695.SRDLC, 28.49%, 2/15/2027 (a)(r)	Lending Club	2/20/2024	3,814	3,759	3,839
206577088.SRDLC, 11.49%, 2/8/2029 (a)(n)(r)	Lending Club	2/12/2024	21,231	20,700	2,225
206578013.SRDLC, 21.49%, 2/8/2027 (a)(r)	Lending Club	2/12/2024	3,789	3,739	3,743
206578166.SRDLC, 25.49%, 2/8/2027 (a)(n)(r)	Lending Club	2/12/2024	5,003	4,803	524
206581528.SRDLC, 20.99%, 2/8/2027 (a)(r)	Lending Club	2/12/2024	686	677	677
206582932.SRDLC, 22.49%, 2/28/2027 (a)(r)	Lending Club	3/01/2024	3,339	3,292	3,311
206583320.SRDLC, 10.00%, 4/30/2029 (a)(r)	Lending Club	2/12/2024	11,166	10,744	10,542
206583934.SRDLC, 29.99%, 2/9/2028 (a)(n)(r)	Lending Club	2/13/2024	7,063	6,780	740
206585107.SRDLC, 22.99%, 2/14/2027 (a)(n)(r)	Lending Club	2/13/2024	3,172	3,083	3,151
206585240.SRDLC, 21.49%, 2/9/2027 (a)(r)	Lending Club	2/13/2024	5,167	5,099	5,106
206585690.SRDLC, 24.49%, 2/10/2027 (a)(n)(r)	Lending Club	2/12/2024	2,950	2,879	2,920
206587341.SRDLC, 25.49%, 5/8/2026 (a)(n)(r)	Lending Club	2/12/2024	115	110	31

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	59

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
206589724.SRDLC, 28.49%, 2/8/2027 (a)(r)	Lending Club	2/12/2024	$3,642	$3,591	$3,650
206592283.SRDLC, 15.74%, 2/20/2027 (a)(n)(r)	Lending Club	2/12/2024	18,615	18,150	1,951
206594606.SRDLC, 26.99%, 2/15/2029 (a)(n)(r)	Lending Club	2/13/2024	8,009	7,689	839
206595670.SRDLC, 27.49%, 2/9/2027 (a)(r)	Lending Club	2/13/2024	4,740	4,644	4,742
206597289.SRDLC, 14.36%, 2/12/2027 (a)(r)	Lending Club	2/14/2024	6,443	6,394	6,395
206602173.SRDLC, 30.99%, 2/1/2027 (a)(r)	Lending Club	2/13/2024	542	535	541
206603083.SRDLC, 12.24%, 2/7/2029 (a)(r)	Lending Club	2/09/2024	22,396	22,042	22,051
206603510.SRDLC, 26.49%, 7/9/2029 (a)(n)(r)	Lending Club	2/13/2024	20,421	19,604	4,983
206607851.SRDLC, 19.24%, 2/28/2028 (a)(r)	Lending Club	2/16/2024	8,449	8,332	8,397
206613496.SRDLC, 14.49%, 2/8/2027 (a)(n)(r)	Lending Club	2/12/2024	1,770	1,756	1,759
206620378.SRDLC, 7.99%, 2/8/2027 (a)(r)	Lending Club	2/12/2024	5,892	5,850	5,852
206636289.SRDLC, 21.49%, 6/15/2026 (a)(n)(r)	Lending Club	2/20/2024	906	375	279
206636457.SRDLC, 19.99%, 2/12/2027 (a)(r)	Lending Club	2/14/2024	1,698	1,676	1,680
206642961.SRDLC, 13.74%, 2/9/2027 (a)(n)(r)	Lending Club	2/13/2024	216	214	215
206650488.SRDLC, 13.99%, 2/26/2027 (a)(n)(r)	Lending Club	2/28/2024	11,692	11,598	11,605
206660441.SRDLC, 22.74%, 2/12/2029 (a)(r)	Lending Club	2/14/2024	4,189	4,116	4,152
206662294.SRDLC, 24.99%, 2/14/2027 (a)(r)	Lending Club	2/16/2024	1,778	1,753	1,766
206662755.SRDLC, 31.49%, 2/22/2029 (a)(r)	Lending Club	2/26/2024	7,424	7,202	7,611
206666226.SRDLC, 31.49%, 2/19/2029 (a)(r)	Lending Club	2/14/2024	8,287	8,038	8,436
206666955.SRDLC, 7.99%, 2/12/2027 (a)(r)	Lending Club	2/14/2024	3,324	3,300	3,302
206672974.SRDLC, 28.49%, 2/12/2027 (a)(n)(r)	Lending Club	2/14/2024	11,302	10,850	1,184
206674497.SRDLC, 15.74%, 2/26/2029 (a)(r)	Lending Club	2/14/2024	13,550	13,329	13,363
206675765.SRDLC, 23.49%, 2/12/2027 (a)(r)	Lending Club	2/14/2024	3,206	3,162	3,181
206679078.SRDLC, 10.74%, 2/13/2029 (a)(r)	Lending Club	2/15/2024	13,570	13,357	13,414
206686752.SRDLC, 21.49%, 2/20/2027 (a)(r)	Lending Club	2/22/2024	1,033	1,019	1,025
206693787.SRDLC, 28.49%, 2/13/2028 (a)(r)	Lending Club	2/15/2024	2,984	2,914	2,953
206701696.SRDLC, 26.49%, 2/20/2027 (a)(r)	Lending Club	2/15/2024	5,082	5,010	5,047
206702193.SRDLC, 30.99%, 2/21/2027 (a)(n)(r)	Lending Club	2/23/2024	13,069	12,546	1,370
206704769.SRDLC, 29.99%, 2/20/2028 (a)(r)	Lending Club	2/15/2024	2,150	2,099	2,132
206714632.SRDLC, 27.99%, 2/13/2028 (a)(r)	Lending Club	2/15/2024	14,865	14,511	14,707
206715657.SRDLC, 30.99%, 6/13/2027 (a)(n)(r)	Lending Club	2/15/2024	15,934	15,299	1,670
206726735.SRDLC, 23.99%, 2/14/2027 (a)(n)(r)	Lending Club	2/16/2024	1,469	1,449	1,460
206730152.SRDLC, 24.99%, 5/14/2026 (a)(r)	Lending Club	2/16/2024	294	182	182
206734020.SRDLC, 14.24%, 2/15/2029 (a)(r)	Lending Club	2/20/2024	7,165	7,048	7,081
206738286.SRDLC, 11.24%, 2/16/2028 (a)(r)	Lending Club	2/21/2024	13,363	13,193	13,461
206749512.SRDLC, 28.49%, 2/16/2028 (a)(r)	Lending Club	2/21/2024	4,773	4,660	4,753
206751332.SRDLC, 12.24%, 2/15/2029 (a)(r)	Lending Club	2/20/2024	7,678	7,556	7,573
206754380.SRDLC, 29.89%, 3/6/2028 (a)(r)	Lending Club	3/08/2024	4,365	4,256	4,299
206754897.SRDLC, 21.99%, 2/25/2027 (a)(r)	Lending Club	2/21/2024	703	693	696
206757734.SRDLC, 23.49%, 2/16/2027 (a)(n)(r)	Lending Club	2/22/2024	5,201	5,130	5,173
206761445.SRDLC, 15.49%, 2/20/2027 (a)(r)	Lending Club	2/22/2024	1,139	1,130	1,135
206763993.SRDLC, 14.99%, 2/20/2027 (a)(r)	Lending Club	2/22/2024	5,150	5,085	5,088
206764336.SRDLC, 8.24%, 2/28/2027 (a)(n)(r)	Lending Club	2/22/2024	14,657	14,290	2,697
206764960.SRDLC, 16.24%, 2/23/2029 (a)(r)	Lending Club	2/22/2024	18,584	18,275	18,375
206773334.SRDLC, 21.99%, 2/20/2028 (a)(r)	Lending Club	2/22/2024	7,360	7,193	7,354
206787116.SRDLC, 13.24%, 2/20/2027 (a)(r)	Lending Club	2/22/2024	2,993	2,970	2,969
206795411.SRDLC, 17.24%, 2/20/2029 (a)(r)	Lending Club	2/22/2024	20,364	20,025	20,132
206799568.SRDLC, 14.99%, 2/20/2027 (a)(n)(r)	Lending Club	2/22/2024	3,618	3,479	3,559
206799674.SRDLC, 25.99%, 2/28/2028 (a)(r)	Lending Club	2/22/2024	5,885	5,746	5,885
206800288.SRDLC, 21.49%, 2/15/2027 (a)(r)	Lending Club	2/23/2024	4,744	4,679	4,699
206800576.SRDLC, 7.00%, 2/20/2027 (a)(r)	Lending Club	2/22/2024	5,383	5,344	5,353
206802964.SRDLC, 17.69%, 2/20/2028 (a)(r)	Lending Club	2/22/2024	4,639	4,555	4,672

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

60	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
206803063.SRDLC, 8.24%, 2/21/2027 (a)(r)	Lending Club	2/23/2024	$7,270	$7,216	$7,228
206811341.SRDLC, 26.49%, 2/20/2029 (a)(n)(r)	Lending Club	2/22/2024	15,021	14,421	1,574
206812968.SRDLC, 29.99%, 2/20/2028 (a)(r)	Lending Club	2/22/2024	6,998	6,718	1,338
206817054.SRDLC, 10.74%, 2/22/2027 (a)(r)	Lending Club	2/26/2024	6,889	6,836	6,849
206818133.SRDLC, 10.74%, 7/31/2027 (a)(n)(r)	Lending Club	2/29/2024	8,493	8,400	7,244
206818207.SRDLC, 23.99%, 3/5/2026 (a)(n)(r)(s)	Lending Club	2/23/2024	528	507	55
206819391.SRDLC, 17.24%, 2/23/2029 (a)(r)	Lending Club	2/27/2024	4,812	4,732	4,751
206822930.SRDLC, 10.99%, 2/23/2029 (a)(r)	Lending Club	2/27/2024	9,489	9,339	9,391
206837166.SRDLC, 27.49%, 2/22/2029 (a)(r)	Lending Club	2/26/2024	5,136	4,984	5,277
206837462.SRDLC, 30.99%, 3/31/2028 (a)(n)(r)	Lending Club	3/20/2024	10,262	9,851	1,075
206841786.SRDLC, 22.49%, 2/28/2027 (a)(n)(r)	Lending Club	2/27/2024	1,751	1,726	1,730
206841881.SRDLC, 7.24%, 2/26/2027 (a)(r)	Lending Club	2/28/2024	346	343	345
206843128.SRDLC, 30.99%, 2/23/2027 (a)(r)	Lending Club	2/27/2024	1,218	1,199	1,230
206845110.SRDLC, 30.99%, 2/26/2029 (a)(r)	Lending Club	2/28/2024	11,470	11,128	11,783
206851125.SRDLC, 9.74%, 2/22/2027 (a)(r)	Lending Club	2/26/2024	5,228	5,189	5,199
206851374.SRDLC, 14.99%, 2/28/2027 (a)(n)(r)	Lending Club	2/29/2024	2,004	1,977	1,962
206857031.SRDLC, 12.38%, 7/23/2027 (a)(n)(r)	Lending Club	2/27/2024	10,444	10,188	10,242
206858805.SRDLC, 29.99%, 3/10/2028 (a)(n)(r)	Lending Club	3/01/2024	8,867	8,646	8,735
206859256.SRDLC, 30.49%, 2/26/2029 (a)(r)	Lending Club	2/28/2024	4,425	4,293	4,547
206862452.SRDLC, 30.99%, 2/26/2028 (a)(r)	Lending Club	2/28/2024	2,737	2,670	2,737
206866112.SRDLC, 15.24%, 2/28/2029 (a)(r)	Lending Club	3/04/2024	9,855	9,692	9,769
206866684.SRDLC, 19.99%, 2/26/2027 (a)(n)(r)	Lending Club	2/28/2024	312	300	33
206867521.SRDLC, 26.99%, 9/23/2029 (a)(n)(r)	Lending Club	3/20/2024	9,307	8,934	975
206869869.SRDLC, 15.24%, 2/23/2029 (a)(r)	Lending Club	2/27/2024	9,855	9,693	9,757
206882488.SRDLC, 10.24%, 2/28/2027 (a)(r)	Lending Club	3/01/2024	6,027	5,981	5,996
206883946.SRDLC, 28.49%, 2/27/2027 (a)(r)	Lending Club	2/29/2024	4,458	4,392	4,481
206884712.SRDLC, 19.99%, 2/11/2027 (a)(n)(r)	Lending Club	2/28/2024	741	731	733
206888755.SRDLC, 19.99%, 2/26/2027 (a)(r)	Lending Club	2/28/2024	3,397	3,350	3,377
206890382.SRDLC, 23.99%, 3/5/2028 (a)(n)(r)	Lending Club	2/28/2024	6,314	6,085	6,236
206895588.SRDLC, 32.39%, 3/5/2029 (a)(n)(r)	Lending Club	3/07/2024	12,324	11,831	1,292
206895753.SRDLC, 14.99%, 2/28/2027 (a)(r)	Lending Club	3/01/2024	4,859	4,795	4,809
206897990.SRDLC, 32.39%, 2/26/2029 (a)(r)	Lending Club	2/28/2024	11,201	10,864	11,496
206900700.SRDLC, 23.49%, 8/26/2027 (a)(n)(r)	Lending Club	2/28/2024	3,577	3,471	3,519
206903125.SRDLC, 31.89%, 2/26/2028 (a)(r)	Lending Club	2/28/2024	2,260	2,204	2,260
206906819.SRDLC, 31.89%, 2/26/2028 (a)(r)	Lending Club	2/28/2024	3,055	2,979	3,054
206916117.SRDLC, 10.49%, 2/29/2028 (a)(n)(r)	Lending Club	2/28/2024	12,203	12,041	12,241
206917295.SRDLC, 15.24%, 2/26/2029 (a)(r)	Lending Club	2/28/2024	5,913	5,816	5,869
206917551.SRDLC, 14.99%, 2/27/2027 (a)(r)	Lending Club	2/29/2024	2,895	2,857	2,866
206923791.SRDLC, 23.49%, 3/15/2027 (a)(r)	Lending Club	3/07/2024	3,890	3,832	3,849
206926761.SRDLC, 15.49%, 8/1/2029 (a)(r)	Lending Club	2/29/2024	13,663	13,360	13,393
206930451.SRDLC, 27.49%, 2/28/2027 (a)(n)(r)	Lending Club	3/01/2024	724	714	734
206934152.SRDLC, 23.99%, 3/14/2027 (a)(r)	Lending Club	3/18/2024	4,607	4,538	4,569
206935154.SRDLC, 17.49%, 2/28/2028 (a)(r)	Lending Club	3/01/2024	8,930	8,733	8,581
206937677.SRDLC, 21.49%, 3/4/2027 (a)(r)	Lending Club	3/06/2024	4,508	4,444	4,435
206939430.SRDLC, 7.83%, 2/27/2028 (a)(r)	Lending Club	2/29/2024	17,897	17,674	17,946
206944802.SRDLC, 32.39%, 3/11/2029 (a)(r)	Lending Club	3/06/2024	5,396	5,232	5,433
206945566.SRDLC, 24.99%, 3/4/2027 (a)(r)	Lending Club	3/06/2024	1,162	1,145	1,147
206957919.SRDLC, 29.99%, 3/12/2028 (a)(r)	Lending Club	3/14/2024	6,864	6,694	6,786
206966762.SRDLC, 32.39%, 3/4/2029 (a)(r)	Lending Club	3/06/2024	6,172	5,998	6,113
206968435.SRDLC, 32.39%, 3/4/2029 (a)(n)(r)	Lending Club	3/06/2024	6,796	6,524	712
206970231.SRDLC, 5.00%, 3/24/2028 (a)(r)	Lending Club	3/19/2024	7,818	7,506	7,671
206970932.SRDLC, 11.99%, 2/28/2029 (a)(r)	Lending Club	3/04/2024	13,279	13,065	13,130

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	61

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
206972271.SRDLC, 27.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	$2,373	$2,336	$2,388
206979916.SRDLC, 24.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	9,681	9,534	9,611
206985529.SRDLC, 8.24%, 2/28/2027 (a)(n)(r)	Lending Club	3/04/2024	7,530	7,473	7,495
207000395.SRDLC, 21.49%, 3/6/2027 (a)(n)(r)	Lending Club	3/08/2024	6,750	6,480	707
207003022.SRDLC, 13.99%, 3/15/2027 (a)(r)	Lending Club	3/18/2024	4,395	4,335	4,327
207009130.SRDLC, 27.49%, 3/6/2027 (a)(r)	Lending Club	3/08/2024	2,769	2,727	2,768
207018904.SRDLC, 32.39%, 3/13/2029 (a)(r)	Lending Club	3/15/2024	9,881	9,580	10,005
207032620.SRDLC, 24.99%, 3/8/2027 (a)(r)	Lending Club	3/12/2024	5,809	5,723	5,745
207038216.SRDLC, 27.49%, 3/6/2027 (a)(r)	Lending Club	3/08/2024	7,713	7,597	7,711
207054733.SRDLC, 19.99%, 11/18/2027 (a)(r)	Lending Club	3/20/2024	8,660	8,325	8,371
207079145.SRDLC, 28.49%, 3/7/2029 (a)(r)	Lending Club	3/11/2024	14,089	13,673	14,264
207080362.SRDLC, 15.99%, 3/24/2027 (a)(r)	Lending Club	3/19/2024	9,025	8,896	8,883
207099476.SRDLC, 30.99%, 10/11/2029 (a)(n)(r)	Lending Club	3/13/2024	17,660	16,955	11,103
207112547.SRDLC, 23.49%, 8/11/2029 (a)(n)(r)	Lending Club	3/13/2024	19,624	18,839	2,057
207124193.SRDLC, 15.24%, 3/15/2028 (a)(r)	Lending Club	3/19/2024	8,872	8,750	8,928
207132650.SRDLC, 16.49%, 3/11/2029 (a)(r)	Lending Club	3/13/2024	9,511	9,350	9,489
207135412.SRDLC, 16.74%, 3/19/2029 (a)(r)	Lending Club	3/15/2024	27,364	26,898	27,205
207137665.SRDLC, 32.39%, 3/15/2029 (a)(r)	Lending Club	3/13/2024	7,362	7,138	7,415
207138091.SRDLC, 30.99%, 4/1/2028 (a)(n)(r)	Lending Club	4/03/2024	1,439	1,381	151
207140260.SRDLC, 23.49%, 3/11/2027 (a)(r)	Lending Club	3/13/2024	6,168	6,066	6,098
207146346.SRDLC, 32.39%, 3/16/2029 (a)(r)	Lending Club	3/13/2024	3,843	3,726	3,872
207148926.SRDLC, 14.24%, 3/13/2027 (a)(r)	Lending Club	3/15/2024	11,374	11,278	11,303
207158731.SRDLC, 28.99%, 3/11/2029 (a)(r)	Lending Club	3/13/2024	7,440	7,219	7,542
207169379.SRDLC, 32.39%, 3/17/2029 (a)(r)	Lending Club	3/18/2024	11,339	10,992	11,500
207170097.SRDLC, 15.99%, 3/20/2027 (a)(r)	Lending Club	3/20/2024	6,457	6,366	6,349
207175512.SRDLC, 28.49%, 2/28/2027 (a)(n)(r)	Lending Club	3/15/2024	1,395	1,373	1,392
207176648.SRDLC, 14.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	1,739	1,715	1,713
207177491.SRDLC, 28.49%, 3/13/2029 (a)(n)(r)	Lending Club	3/15/2024	9,660	9,274	1,012
207179660.SRDLC, 30.99%, 3/18/2027 (a)(n)(r)	Lending Club	3/18/2024	8,160	7,834	855
207179986.SRDLC, 30.99%, 8/18/2028 (a)(r)	Lending Club	3/20/2024	11,425	10,968	1,035
207180107.SRDLC, 27.49%, 4/1/2027 (a)(n)(r)	Lending Club	3/20/2024	11,597	11,136	11,461
207180876.SRDLC, 14.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	8,854	8,731	8,721
207182667.SRDLC, 25.99%, 3/18/2027 (a)(n)(r)	Lending Club	3/20/2024	3,484	3,345	—
207183671.SRDLC, 28.99%, 3/18/2029 (a)(n)(r)	Lending Club	3/20/2024	5,116	4,912	536
207184380.SRDLC, 21.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	5,071	4,996	5,013
207184669.SRDLC, 21.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	3,381	3,331	3,342
207185942.SRDLC, 18.99%, 3/16/2029 (a)(r)	Lending Club	3/18/2024	20,811	20,451	20,676
207186771.SRDLC, 25.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	5,256	5,176	5,203
207187282.SRDLC, 23.49%, 3/18/2027 (a)(n)(r)	Lending Club	3/20/2024	6,505	6,245	682
207189445.SRDLC, 28.49%, 3/18/2029 (a)(r)	Lending Club	3/20/2024	5,111	4,957	5,206
207192864.SRDLC, 18.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	734	724	726
207203419.SRDLC, 30.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	1,628	1,602	1,638
207204933.SRDLC, 30.99%, 3/27/2028 (a)(r)	Lending Club	3/20/2024	9,617	9,373	9,565
207206158.SRDLC, 8.99%, 3/13/2027 (a)(r)	Lending Club	3/15/2024	6,021	5,973	5,998
207206340.SRDLC, 11.12%, 3/25/2027 (a)(r)	Lending Club	3/15/2024	4,009	3,975	3,991
207210284.SRDLC, 32.39%, 3/18/2029 (a)(r)	Lending Club	3/20/2024	19,001	18,422	19,302
207213262.SRDLC, 14.99%, 3/13/2027 (a)(r)	Lending Club	3/15/2024	5,312	5,267	5,281
207215838.SRDLC, 27.49%, 3/26/2027 (a)(n)(r)	Lending Club	3/20/2024	7,271	6,981	762
207222770.SRDLC, 22.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	3,789	3,733	3,745
207224170.SRDLC, 28.49%, 9/18/2027 (a)(n)(r)	Lending Club	3/20/2024	4,533	4,366	4,497
207228981.SRDLC, 32.39%, 3/18/2029 (a)(r)	Lending Club	3/20/2024	6,460	6,263	6,562
207230361.SRDLC, 23.49%, 3/24/2027 (a)(n)(r)	Lending Club	3/20/2024	3,802	3,650	1,198

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

62	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
207230763.SRDLC, 14.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	$1,381	$1,362	$1,361
207236121.SRDLC, 23.49%, 3/20/2027 (a)(r)	Lending Club	3/20/2024	2,106	2,075	2,088
207241657.SRDLC, 27.49%, 3/18/2027 (a)(n)(r)	Lending Club	3/20/2024	2,027	1,946	212
207246435.SRDLC, 9.24%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	5,667	5,621	5,648
207255490.SRDLC, 7.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2024	7,553	7,492	7,532
207268640.SRDLC, 13.25%, 4/15/2029 (a)(r)	Lending Club	4/15/2024	9,500	9,340	9,418
207295338.SRDLC, 0.00%, 5/15/2030 (a)(n)(r)	Lending Club	4/04/2024	10,307	9,894	9,622
207299205.SRDLC, 14.99%, 4/9/2027 (a)(r)	Lending Club	4/11/2024	6,529	6,433	6,373
207326146.SRDLC, 12.24%, 3/27/2029 (a)(r)	Lending Club	3/22/2024	15,378	15,126	15,347
207351023.SRDLC, 10.74%, 4/4/2027 (a)(r)	Lending Club	4/08/2024	2,216	2,197	2,205
207355424.SRDLC, 9.24%, 3/21/2027 (a)(n)(r)	Lending Club	3/25/2024	5,744	5,600	602
207359134.SRDLC, 25.49%, 3/21/2029 (a)(r)	Lending Club	3/25/2024	18,168	17,837	18,199
207369529.SRDLC, 18.49%, 4/16/2028 (a)(r)	Lending Club	4/16/2024	8,898	8,689	8,419
207392814.SRDLC, 32.39%, 4/25/2029 (a)(r)	Lending Club	4/17/2024	9,231	8,947	9,226
207395613.SRDLC, 16.24%, 9/28/2027 (a)(r)	Lending Club	4/01/2024	4,064	3,988	4,024
207431911.SRDLC, 8.99%, 3/28/2027 (a)(r)	Lending Club	3/28/2024	2,010	1,993	2,004
207451472.SRDLC, 32.39%, 4/4/2029 (a)(r)	Lending Club	4/08/2024	11,596	11,238	11,560
207452833.SRDLC, 20.49%, 4/1/2027 (a)(n)(r)	Lending Club	4/03/2024	7,802	7,490	818
207461718.SRDLC, 23.74%, 4/5/2029 (a)(r)	Lending Club	4/09/2024	29,326	28,635	28,863
207462446.SRDLC, 32.39%, 4/16/2029 (a)(r)	Lending Club	4/17/2024	4,261	4,128	4,250
207466353.SRDLC, 20.99%, 4/5/2029 (a)(r)	Lending Club	4/09/2024	17,950	17,438	17,643
207474306.SRDLC, 26.49%, 4/15/2027 (a)(r)	Lending Club	4/17/2024	635	625	627
207487765.SRDLC, 22.49%, 4/1/2028 (a)(r)	Lending Club	4/03/2024	12,197	11,906	11,982
207488823.SRDLC, 25.49%, 4/1/2027 (a)(r)	Lending Club	4/03/2024	1,680	1,653	1,649
207490408.SRDLC, 11.49%, 6/20/2027 (a)(n)(r)	Lending Club	4/08/2024	18,065	17,703	17,922
207490555.SRDLC, 23.49%, 4/10/2027 (a)(n)(r)	Lending Club	4/03/2024	1,648	1,622	1,621
207504166.SRDLC, 19.49%, 5/15/2026 (a)(r)	Lending Club	4/04/2024	71	68	71
207508898.SRDLC, 15.24%, 4/2/2028 (a)(n)(r)	Lending Club	4/04/2024	13,572	13,233	1,422
207513722.SRDLC, 24.49%, 3/26/2029 (a)(r)	Lending Club	4/05/2024	8,567	8,317	8,714
207515918.SRDLC, 32.39%, 4/10/2029 (a)(r)	Lending Club	4/09/2024	6,243	6,050	6,202
207525423.SRDLC, 32.39%, 4/4/2029 (a)(r)	Lending Club	4/08/2024	3,865	3,746	3,853
207542120.SRDLC, 27.99%, 4/18/2028 (a)(r)	Lending Club	4/11/2024	2,864	2,791	2,801
207556646.SRDLC, 29.39%, 4/7/2027 (a)(r)	Lending Club	4/08/2024	4,814	4,734	4,779
207557225.SRDLC, 29.49%, 4/15/2027 (a)(r)	Lending Club	4/10/2024	1,768	1,738	1,761
207559433.SRDLC, 19.99%, 4/13/2027 (a)(r)	Lending Club	4/08/2024	3,229	3,179	3,165
207562572.SRDLC, 23.99%, 4/4/2028 (a)(r)	Lending Club	4/08/2024	4,747	4,632	4,667
207576650.SRDLC, 29.89%, 4/17/2028 (a)(r)	Lending Club	4/10/2024	5,253	5,119	5,145
207581402.SRDLC, 27.99%, 4/8/2028 (a)(r)	Lending Club	4/10/2024	4,582	4,426	4,476
207586483.SRDLC, 28.49%, 4/11/2029 (a)(r)	Lending Club	4/10/2024	12,208	11,837	12,179
207593904.SRDLC, 21.49%, 10/22/2027 (a)(r)	Lending Club	4/19/2024	8,552	8,336	8,268
207597961.SRDLC, 18.49%, 4/8/2027 (a)(r)	Lending Club	4/10/2024	1,980	1,950	1,935
207601108.SRDLC, 26.99%, 4/8/2027 (a)(r)	Lending Club	4/10/2024	850	836	848
207601979.SRDLC, 26.49%, 4/8/2028 (a)(n)(r)	Lending Club	4/10/2024	8,171	7,844	856
207602179.SRDLC, 30.49%, 4/20/2029 (a)(n)(r)	Lending Club	4/10/2024	15,725	15,096	1,648
207602725.SRDLC, 30.49%, 4/8/2029 (a)(n)(r)	Lending Club	4/10/2024	7,467	7,169	783
207605863.SRDLC, 27.49%, 3/25/2027 (a)(r)	Lending Club	4/11/2024	3,736	3,676	3,747
207607756.SRDLC, 23.49%, 4/8/2027 (a)(n)(r)	Lending Club	4/10/2024	10,651	10,225	1,116
207618630.SRDLC, 30.99%, 4/2/2027 (a)(r)	Lending Club	4/15/2024	2,552	2,500	2,537
207623639.SRDLC, 14.99%, 4/11/2027 (a)(r)	Lending Club	4/15/2024	7,681	7,567	7,516
207626764.SRDLC, 12.99%, 5/27/2026 (a)(r)	Lending Club	4/29/2024	12	11	12
207628434.SRDLC, 11.49%, 4/16/2028 (a)(r)	Lending Club	4/10/2024	8,401	8,287	8,480
207634856.SRDLC, 32.39%, 4/12/2029 (a)(n)(r)	Lending Club	4/15/2024	7,673	7,435	7,688

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	63

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
207637239.SRDLC, 28.49%, 4/12/2028 (a)(n)(r)	Lending Club	4/16/2024	$6,259	$6,019	$656
207645534.SRDLC, 30.99%, 12/22/2027 (a)(n)(r)	Lending Club	4/24/2024	1,850	1,776	194
207664379.SRDLC, 29.89%, 4/11/2028 (a)(n)(r)	Lending Club	4/15/2024	3,785	3,688	3,715
207683802.SRDLC, 14.99%, 4/12/2027 (a)(r)	Lending Club	4/16/2024	2,496	2,459	2,443
207686565.SRDLC, 22.49%, 4/22/2028 (a)(r)	Lending Club	4/24/2024	3,353	3,271	3,322
207722460.SRDLC, 23.99%, 10/23/2028 (a)(r)	Lending Club	4/25/2024	17,553	16,851	2,380
207724482.SRDLC, 21.99%, 5/16/2026 (a)(r)	Lending Club	4/18/2024	546	524	544
207743999.SRDLC, 21.49%, 4/16/2027 (a)(r)	Lending Club	4/18/2024	4,883	4,797	4,788
207751602.SRDLC, 26.49%, 4/15/2029 (a)(r)	Lending Club	4/17/2024	14,239	13,814	14,314
207752990.SRDLC, 26.99%, 4/15/2029 (a)(r)	Lending Club	4/17/2024	6,167	5,982	6,055
207754058.SRDLC, 23.99%, 5/26/2026 (a)(n)(r)	Lending Club	4/22/2024	203	195	204
207755005.SRDLC, 21.99%, 5/15/2026 (a)(n)(r)	Lending Club	4/17/2024	51	49	9
207756401.SRDLC, 21.99%, 4/15/2028 (a)(n)(r)	Lending Club	4/17/2024	1,324	1,292	1,307
207756636.SRDLC, 28.99%, 3/31/2029 (a)(n)(r)	Lending Club	4/17/2024	3,624	3,515	3,640
207757122.SRDLC, 24.99%, 4/15/2027 (a)(r)	Lending Club	4/17/2024	2,091	2,057	2,064
207764031.SRDLC, 30.99%, 9/19/2027 (a)(n)(r)	Lending Club	4/17/2024	3,835	3,694	3,792
207769625.SRDLC, 31.89%, 4/16/2028 (a)(r)	Lending Club	4/25/2024	2,557	2,490	2,519
207771683.SRDLC, 26.49%, 5/21/2026 (a)(r)	Lending Club	4/17/2024	20	19	20
207790546.SRDLC, 26.49%, 4/16/2029 (a)(r)	Lending Club	4/18/2024	7,082	6,871	7,123
207794060.SRDLC, 29.49%, 4/30/2028 (a)(n)(r)	Lending Club	4/18/2024	6,342	6,157	6,196
207800233.SRDLC, 25.49%, 4/25/2027 (a)(r)	Lending Club	4/18/2024	2,789	2,742	2,755
207807774.SRDLC, 32.39%, 4/17/2029 (a)(r)	Lending Club	4/19/2024	10,822	10,487	10,868
207818343.SRDLC, 30.99%, 4/30/2029 (a)(r)	Lending Club	4/19/2024	16,554	15,892	2,104
207818370.SRDLC, 19.99%, 4/18/2029 (a)(r)	Lending Club	4/22/2024	3,564	3,462	3,519
207832196.SRDLC, 21.49%, 4/17/2027 (a)(r)	Lending Club	4/19/2024	3,860	3,798	3,795
207840125.SRDLC, 14.99%, 4/30/2027 (a)(n)(r)	Lending Club	4/22/2024	3,483	3,428	3,398
207847936.SRDLC, 25.49%, 8/23/2027 (a)(n)(r)	Lending Club	4/25/2024	12,637	12,345	1,324
207852113.SRDLC, 25.99%, 4/22/2028 (a)(r)	Lending Club	4/22/2024	6,908	6,734	6,820
207855963.SRDLC, 29.49%, 4/19/2027 (a)(r)	Lending Club	4/23/2024	4,055	3,985	4,044
207862608.SRDLC, 23.99%, 4/22/2027 (a)(r)	Lending Club	4/24/2024	4,193	4,058	4,138
207866407.SRDLC, 23.99%, 4/22/2028 (a)(r)	Lending Club	4/24/2024	13,570	13,234	13,399
207886285.SRDLC, 23.49%, 4/30/2027 (a)(n)(r)	Lending Club	4/24/2024	2,510	2,466	2,471
207891634.SRDLC, 32.39%, 1/28/2030 (a)(n)(r)	Lending Club	4/24/2024	18,261	17,530	1,914
207898355.SRDLC, 13.99%, 4/22/2027 (a)(r)	Lending Club	4/24/2024	5,710	5,624	5,591
207900316.SRDLC, 27.49%, 4/22/2029 (a)(r)	Lending Club	4/24/2024	4,878	4,731	4,901
207902617.SRDLC, 32.39%, 4/22/2029 (a)(r)	Lending Club	4/24/2024	6,216	5,987	6,228
207903003.SRDLC, 31.89%, 4/26/2028 (a)(n)(r)	Lending Club	4/30/2024	9,809	9,417	1,805
207904669.SRDLC, 27.99%, 1/29/2029 (a)(n)(r)	Lending Club	5/01/2024	13,625	13,121	1,428
207904809.SRDLC, 21.99%, 4/22/2028 (a)(r)	Lending Club	4/24/2024	9,232	9,007	9,126
207915481.SRDLC, 29.99%, 9/23/2028 (a)(n)(r)	Lending Club	4/25/2024	2,657	2,551	278
207918393.SRDLC, 21.49%, 4/23/2027 (a)(r)	Lending Club	4/25/2024	2,641	2,598	2,602
207918931.SRDLC, 30.99%, 4/24/2027 (a)(r)	Lending Club	4/26/2024	4,588	4,507	4,610
207919387.SRDLC, 31.89%, 10/23/2028 (a)(n)(r)	Lending Club	4/25/2024	8,811	8,458	923
207919516.SRDLC, 27.49%, 7/23/2026 (a)(r)	Lending Club	4/25/2024	874	839	880
207922466.SRDLC, 21.49%, 4/23/2028 (a)(n)(r)	Lending Club	4/25/2024	7,811	7,499	6,883
207923143.SRDLC, 14.99%, 4/23/2027 (a)(r)	Lending Club	4/25/2024	1,997	1,966	1,959
207923330.SRDLC, 30.49%, 5/1/2029 (a)(n)(r)	Lending Club	4/30/2024	8,393	8,132	8,280
207923407.SRDLC, 24.49%, 4/18/2027 (a)(n)(r)	Lending Club	4/25/2024	3,702	3,641	3,658
207924509.SRDLC, 17.99%, 4/23/2029 (a)(n)(r)	Lending Club	4/25/2024	8,661	8,315	908
207925547.SRDLC, 21.49%, 4/23/2027 (a)(r)	Lending Club	4/25/2024	2,082	2,048	2,052
207926442.SRDLC, 24.99%, 4/23/2029 (a)(n)(r)	Lending Club	4/25/2024	11,692	11,243	11,802
207935335.SRDLC, 32.39%, 4/25/2029 (a)(r)	Lending Club	4/29/2024	4,638	4,494	4,685

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

64	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
207938063.SRDLC, 21.49%, 4/26/2027 (a)(r)	Lending Club	4/30/2024	$1,433	$1,410	$1,414
207945271.SRDLC, 21.49%, 4/26/2027 (a)(r)	Lending Club	4/30/2024	2,185	2,149	2,155
207952174.SRDLC, 14.99%, 4/30/2027 (a)(n)(r)	Lending Club	4/30/2024	6,290	6,038	659
207970149.SRDLC, 29.99%, 8/29/2028 (a)(n)(r)	Lending Club	5/01/2024	5,673	5,451	5,571
207974568.SRDLC, 23.99%, 4/29/2028 (a)(r)	Lending Club	5/01/2024	3,822	3,727	3,799
207976639.SRDLC, 32.39%, 4/29/2029 (a)(r)	Lending Club	5/01/2024	5,411	5,242	5,474
207978373.SRDLC, 32.39%, 4/29/2029 (a)(r)	Lending Club	5/01/2024	11,330	10,974	11,442
207984224.SRDLC, 21.49%, 4/29/2028 (a)(r)	Lending Club	5/01/2024	3,258	3,178	3,235
207987441.SRDLC, 23.49%, 4/16/2026 (a)(n)(r)(s)	Lending Club	5/01/2024	3,218	3,090	337
207988250.SRDLC, 31.89%, 4/29/2028 (a)(r)	Lending Club	5/01/2024	1,565	1,524	1,552
208022793.SRDLC, 16.49%, 4/29/2029 (a)(n)(r)	Lending Club	5/01/2024	10,535	10,271	1,104
208055965.SRDLC, 12.74%, 4/30/2029 (a)(n)(r)	Lending Club	5/02/2024	9,702	9,536	9,668
210051844.SRDLC, 10.99%, 9/10/2026 (a)(r)	Lending Club	9/12/2024	1,700	1,692	1,692
210257743.SRDLC, 30.99%, 9/24/2027 (a)(r)	Lending Club	9/26/2024	5,329	5,251	5,305
210300770.SRDLC, 23.49%, 9/6/2026 (a)(r)	Lending Club	9/10/2024	1,986	1,976	1,988
210339559.SRDLC, 25.99%, 9/23/2027 (a)(r)	Lending Club	9/25/2024	2,044	2,015	2,000
210341609.SRDLC, 21.49%, 9/18/2027 (a)(r)	Lending Club	9/12/2024	7,815	7,711	7,564
210406417.SRDLC, 9.74%, 9/16/2027 (a)(r)	Lending Club	9/12/2024	17,864	17,642	17,635
210478445.SRDLC, 32.39%, 9/4/2029 (a)(n)(r)	Lending Club	9/06/2024	11,545	11,257	1,210
210484039.SRDLC, 9.24%, 9/13/2027 (a)(n)(r)	Lending Club	9/17/2024	7,285	7,104	5,124
210490291.SRDLC, 16.24%, 9/4/2029 (a)(r)	Lending Club	9/06/2024	11,481	11,263	11,113
210533623.SRDLC, 19.49%, 9/18/2026 (a)(r)	Lending Club	9/09/2024	2,119	2,107	2,111
210538544.SRDLC, 20.49%, 9/3/2027 (a)(r)	Lending Club	9/05/2024	5,480	5,393	5,288
210545811.SRDLC, 22.49%, 9/4/2027 (a)(r)	Lending Club	9/06/2024	10,994	10,847	10,635
210549617.SRDLC, 29.99%, 12/17/2027 (a)(r)	Lending Club	9/11/2024	1,629	1,604	1,595
210556319.SRDLC, 22.49%, 9/15/2027 (a)(r)	Lending Club	9/10/2024	6,199	6,115	6,002
210563588.SRDLC, 23.49%, 9/8/2027 (a)(r)	Lending Club	9/05/2024	3,719	3,659	3,592
210568127.SRDLC, 27.49%, 9/4/2027 (a)(r)	Lending Club	9/05/2024	2,205	2,168	2,165
210573115.SRDLC, 15.75%, 9/15/2029 (a)(r)	Lending Club	9/06/2024	22,684	22,252	21,885
210574040.SRDLC, 25.99%, 9/3/2027 (a)(r)	Lending Club	9/05/2024	4,542	4,467	4,397
210575699.SRDLC, 28.49%, 9/10/2027 (a)(r)	Lending Club	9/05/2024	8,778	8,630	8,594
210577054.SRDLC, 24.99%, 9/17/2027 (a)(r)	Lending Club	9/05/2024	3,427	3,370	3,324
210583421.SRDLC, 26.49%, 9/11/2028 (a)(r)	Lending Club	9/05/2024	2,553	2,498	2,472
210587322.SRDLC, 26.49%, 9/6/2029 (a)(n)(r)	Lending Club	9/10/2024	5,612	5,471	588
210590753.SRDLC, 17.49%, 9/11/2028 (a)(n)(r)	Lending Club	9/06/2024	6,551	6,387	1,083
210592826.SRDLC, 23.99%, 9/16/2027 (a)(r)	Lending Club	9/18/2024	1,205	1,189	1,176
210602254.SRDLC, 29.49%, 10/15/2029 (a)(r)	Lending Club	10/09/2024	20,437	20,004	19,969
210603757.SRDLC, 24.99%, 9/5/2027 (a)(r)	Lending Club	9/09/2024	4,740	4,675	4,606
210613976.SRDLC, 23.49%, 9/15/2027 (a)(r)	Lending Club	9/09/2024	5,089	5,018	4,948
210617040.SRDLC, 9.24%, 9/10/2027 (a)(r)	Lending Club	9/12/2024	3,648	3,603	3,602
210628442.SRDLC, 30.99%, 1/15/2028 (a)(n)(r)	Lending Club	9/09/2024	2,299	2,242	241
210631102.SRDLC, 13.99%, 9/6/2028 (a)(r)	Lending Club	9/10/2024	19,401	19,084	19,339
210631857.SRDLC, 26.99%, 9/6/2028 (a)(r)	Lending Club	9/10/2024	3,260	3,202	3,166
210643991.SRDLC, 23.49%, 10/1/2027 (a)(r)	Lending Club	10/03/2024	8,825	8,701	8,497
210644014.SRDLC, 28.49%, 9/24/2027 (a)(r)	Lending Club	9/11/2024	5,348	5,227	5,281
210646883.SRDLC, 22.99%, 9/20/2028 (a)(r)	Lending Club	9/10/2024	7,980	7,839	7,796
210647772.SRDLC, 32.39%, 9/19/2029 (a)(n)(r)	Lending Club	9/23/2024	5,736	5,593	601
210653683.SRDLC, 32.39%, 9/15/2029 (a)(r)	Lending Club	9/11/2024	10,094	9,872	9,866
210655031.SRDLC, 26.49%, 9/15/2029 (a)(r)	Lending Club	9/10/2024	4,101	4,008	4,004
210658206.SRDLC, 16.99%, 9/24/2026 (a)(n)(r)	Lending Club	9/26/2024	598	585	593
210660091.SRDLC, 25.99%, 9/16/2029 (a)(n)(r)	Lending Club	9/13/2024	20,108	19,702	19,792
210661857.SRDLC, 32.39%, 10/15/2029 (a)(r)	Lending Club	10/07/2024	10,330	10,122	9,946

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	65

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
210662274.SRDLC, 15.99%, 9/26/2027 (a)(r)	Lending Club	9/24/2024	$8,642	$8,527	$8,374
210663605.SRDLC, 10.99%, 9/9/2026 (a)(r)	Lending Club	9/11/2024	1,587	1,579	1,579
210665871.SRDLC, 14.99%, 9/9/2027 (a)(r)	Lending Club	9/11/2024	12,670	12,508	12,255
210666303.SRDLC, 25.49%, 9/10/2028 (a)(r)	Lending Club	9/10/2024	1,980	1,944	1,926
210671265.SRDLC, 15.00%, 2/9/2028 (a)(r)	Lending Club	9/11/2024	10,792	10,555	10,339
210672217.SRDLC, 26.49%, 8/31/2026 (a)(n)(r)	Lending Club	9/11/2024	906	883	95
210678182.SRDLC, 32.39%, 9/22/2029 (a)(r)	Lending Club	9/13/2024	12,223	11,981	11,879
210679636.SRDLC, 9.25%, 9/6/2027 (a)(r)	Lending Club	9/10/2024	9,374	9,260	9,254
210681237.SRDLC, 23.99%, 9/11/2028 (a)(n)(r)	Lending Club	9/13/2024	10,266	10,010	6,780
210681276.SRDLC, 20.99%, 9/30/2027 (a)(n)(r)	Lending Club	9/25/2024	5,954	5,872	5,802
210691999.SRDLC, 28.49%, 9/16/2027 (a)(n)(r)	Lending Club	9/18/2024	6,938	6,764	1,974
210695929.SRDLC, 15.99%, 9/12/2027 (a)(r)	Lending Club	9/16/2024	3,721	3,673	3,602
210697354.SRDLC, 24.99%, 9/9/2027 (a)(n)(r)	Lending Club	9/11/2024	7,811	7,616	819
210701867.SRDLC, 22.99%, 9/9/2027 (a)(r)	Lending Club	9/11/2024	557	549	542
210702472.SRDLC, 21.49%, 9/9/2027 (a)(r)	Lending Club	9/11/2024	2,427	2,395	2,352
210707174.SRDLC, 28.49%, 9/9/2029 (a)(r)	Lending Club	9/11/2024	16,360	16,030	16,041
210717183.SRDLC, 30.99%, 9/9/2029 (a)(r)	Lending Club	9/11/2024	7,449	7,297	7,296
210720420.SRDLC, 16.99%, 9/9/2026 (a)(r)	Lending Club	9/11/2024	946	941	941
210723541.SRDLC, 21.49%, 9/17/2026 (a)(n)(r)	Lending Club	9/19/2024	8,272	8,065	867
210731592.SRDLC, 14.99%, 9/11/2027 (a)(n)(r)	Lending Club	9/11/2024	4,704	4,643	4,541
210736180.SRDLC, 9.99%, 9/13/2027 (a)(n)(r)	Lending Club	9/11/2024	10,432	10,303	10,304
210740533.SRDLC, 20.49%, 2/9/2027 (a)(n)(r)	Lending Club	9/11/2024	3,730	3,637	513
210742365.SRDLC, 22.99%, 9/19/2027 (a)(r)	Lending Club	9/23/2024	3,344	3,298	3,257
210742977.SRDLC, 21.49%, 9/10/2026 (a)(n)(r)	Lending Club	9/11/2024	3,794	3,699	398
210745731.SRDLC, 30.99%, 9/10/2028 (a)(r)	Lending Club	9/12/2024	13,286	13,060	12,911
210748068.SRDLC, 23.99%, 9/10/2028 (a)(n)(r)	Lending Club	9/12/2024	20,688	20,170	2,168
210749225.SRDLC, 14.99%, 9/9/2027 (a)(n)(r)	Lending Club	9/11/2024	5,625	5,553	5,443
210751974.SRDLC, 5.00%, 9/30/2030 (a)(n)(r)	Lending Club	9/20/2024	16,523	16,110	15,669
210753773.SRDLC, 20.99%, 9/17/2029 (a)(r)	Lending Club	9/19/2024	11,015	10,800	10,678
210756555.SRDLC, 20.99%, 9/26/2027 (a)(n)(r)	Lending Club	9/13/2024	4,463	4,352	468
210760894.SRDLC, 24.49%, 10/8/2027 (a)(n)(r)	Lending Club	10/10/2024	10,844	10,573	1,136
210766065.SRDLC, 24.99%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	7,100	6,999	6,867
210766442.SRDLC, 15.00%, 2/4/2028 (a)(n)(r)	Lending Club	10/08/2024	15,093	14,846	13,214
210770407.SRDLC, 13.99%, 10/21/2027 (a)(r)	Lending Club	10/23/2024	10,947	10,714	10,565
210770762.SRDLC, 21.49%, 9/10/2026 (a)(n)(r)	Lending Club	9/12/2024	608	605	606
210775209.SRDLC, 28.49%, 9/2/2027 (a)(n)(r)	Lending Club	9/13/2024	3,204	3,126	2,540
210777253.SRDLC, 31.89%, 9/11/2028 (a)(r)	Lending Club	9/13/2024	11,269	10,991	10,930
210777533.SRDLC, 32.39%, 9/25/2029 (a)(r)	Lending Club	9/13/2024	12,713	12,444	12,448
210779814.SRDLC, 22.99%, 9/11/2027 (a)(r)	Lending Club	9/13/2024	557	549	543
210780869.SRDLC, 28.99%, 1/11/2027 (a)(r)	Lending Club	9/13/2024	1,121	1,107	1,128
210784237.SRDLC, 29.99%, 9/11/2028 (a)(r)	Lending Club	9/13/2024	7,294	7,162	7,075
210786782.SRDLC, 24.49%, 9/16/2026 (a)(r)	Lending Club	9/18/2024	1,297	1,287	1,299
210787587.SRDLC, 11.99%, 9/17/2026 (a)(n)(r)	Lending Club	9/19/2024	2,771	2,702	510
210789570.SRDLC, 10.00%, 7/26/2029 (a)(n)(r)	Lending Club	9/13/2024	5,219	5,089	4,860
210793052.SRDLC, 21.49%, 9/20/2028 (a)(n)(r)	Lending Club	9/26/2024	2,519	2,474	2,476
210801791.SRDLC, 25.49%, 9/15/2027 (a)(r)	Lending Club	9/16/2024	4,360	4,299	4,251
210803474.SRDLC, 29.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2024	2,945	2,892	2,874
210804171.SRDLC, 16.24%, 9/12/2029 (a)(r)	Lending Club	9/16/2024	16,455	16,143	15,902
210805587.SRDLC, 29.49%, 10/4/2027 (a)(r)	Lending Club	10/08/2024	7,757	7,642	7,605
210822252.SRDLC, 27.49%, 10/11/2028 (a)(n)(r)	Lending Club	10/16/2024	6,145	5,991	644
210827194.SRDLC, 13.49%, 9/30/2027 (a)(n)(r)	Lending Club	10/04/2024	1,815	1,790	1,776
210832254.SRDLC, 12.99%, 9/25/2029 (a)(r)	Lending Club	9/27/2024	4,050	3,974	3,981

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

66	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
210837454.SRDLC, 22.49%, 10/15/2027 (a)(r)	Lending Club	10/15/2024	$5,866	$5,781	$5,659
210837736.SRDLC, 20.99%, 9/16/2027 (a)(r)	Lending Club	9/18/2024	54	53	54
210841861.SRDLC, 13.99%, 9/16/2030 (a)(r)	Lending Club	9/18/2024	21,898	21,456	21,451
210852633.SRDLC, 13.74%, 9/21/2028 (a)(r)	Lending Club	9/18/2024	26,844	26,398	26,755
210852675.SRDLC, 17.49%, 9/16/2028 (a)(r)	Lending Club	9/25/2024	4,365	4,291	4,120
210854805.SRDLC, 30.99%, 9/16/2027 (a)(r)	Lending Club	9/18/2024	8,784	8,658	8,705
210856415.SRDLC, 26.99%, 9/20/2028 (a)(r)	Lending Club	9/18/2024	18,197	17,865	17,764
210870244.SRDLC, 29.99%, 9/19/2029 (a)(n)(r)	Lending Club	9/23/2024	21,962	21,413	2,302
210870663.SRDLC, 19.99%, 9/19/2027 (a)(r)	Lending Club	9/23/2024	1,071	1,057	1,055
210871549.SRDLC, 32.39%, 9/16/2029 (a)(r)	Lending Club	9/18/2024	4,166	4,079	4,072
210876224.SRDLC, 28.99%, 9/20/2026 (a)(r)	Lending Club	9/18/2024	1,538	1,529	1,553
210877886.SRDLC, 19.99%, 9/16/2027 (a)(r)	Lending Club	9/18/2024	1,365	1,347	1,327
210877890.SRDLC, 17.49%, 9/16/2028 (a)(r)	Lending Club	9/18/2024	3,422	3,364	3,226
210890387.SRDLC, 20.99%, 9/16/2026 (a)(n)(r)	Lending Club	9/18/2024	569	566	567
210894902.SRDLC, 31.89%, 9/21/2028 (a)(r)	Lending Club	10/03/2024	4,715	4,626	4,627
210902138.SRDLC, 24.49%, 9/23/2027 (a)(r)	Lending Club	9/19/2024	6,650	6,556	6,507
210915345.SRDLC, 21.49%, 9/17/2026 (a)(r)	Lending Club	9/19/2024	2,141	2,087	169
210917097.SRDLC, 8.24%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	5,307	5,238	5,239
210917397.SRDLC, 22.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	1,748	1,723	1,691
210919268.SRDLC, 17.49%, 9/17/2028 (a)(n)(r)	Lending Club	9/19/2024	8,179	8,028	7,762
210924341.SRDLC, 28.99%, 9/18/2026 (a)(n)(r)	Lending Club	9/20/2024	2,648	2,581	277
210930366.SRDLC, 20.49%, 10/2/2026 (a)(r)	Lending Club	10/04/2024	607	604	603
210930811.SRDLC, 10.49%, 10/2/2027 (a)(r)	Lending Club	10/04/2024	1,128	1,113	1,114
210935275.SRDLC, 27.49%, 1/18/2027 (a)(n)(r)	Lending Club	9/20/2024	3,901	3,804	409
210935362.SRDLC, 19.99%, 9/18/2027 (a)(n)(r)	Lending Club	9/20/2024	4,087	3,985	3,949
210935505.SRDLC, 32.39%, 9/21/2029 (a)(r)	Lending Club	9/20/2024	12,565	12,309	12,329
210944115.SRDLC, 29.99%, 10/7/2028 (a)(r)	Lending Club	9/30/2024	16,885	16,571	16,252
210944790.SRDLC, 28.49%, 9/19/2029 (a)(n)(r)	Lending Club	9/23/2024	5,729	5,611	5,626
210951135.SRDLC, 22.49%, 9/18/2027 (a)(n)(r)	Lending Club	9/20/2024	4,268	4,162	1,153
210955738.SRDLC, 11.24%, 10/7/2028 (a)(r)	Lending Club	10/09/2024	23,669	23,276	23,556
210956926.SRDLC, 25.99%, 9/20/2028 (a)(r)	Lending Club	9/24/2024	7,204	7,075	7,056
210961114.SRDLC, 19.49%, 9/28/2028 (a)(r)	Lending Club	9/20/2024	21,008	20,643	21,069
210968412.SRDLC, 22.99%, 9/19/2027 (a)(r)	Lending Club	9/23/2024	1,671	1,648	1,634
210971273.SRDLC, 26.99%, 10/17/2028 (a)(r)	Lending Club	10/16/2024	9,726	9,544	9,465
210972851.SRDLC, 26.49%, 9/19/2027 (a)(r)	Lending Club	9/23/2024	1,139	1,123	1,113
210973397.SRDLC, 25.99%, 10/2/2027 (a)(r)	Lending Club	10/04/2024	2,976	2,933	2,876
210977375.SRDLC, 29.49%, 10/16/2029 (a)(r)	Lending Club	10/10/2024	21,048	20,600	20,507
210978283.SRDLC, 30.99%, 9/27/2027 (a)(n)(r)	Lending Club	10/01/2024	1,322	1,289	139
211003550.SRDLC, 23.99%, 9/22/2027 (a)(n)(r)	Lending Club	9/24/2024	10,308	10,050	1,080
211015059.SRDLC, 26.49%, 9/20/2028 (a)(r)	Lending Club	9/24/2024	1,414	1,389	1,384
211017064.SRDLC, 21.49%, 9/23/2027 (a)(r)	Lending Club	9/25/2024	1,655	1,632	1,612
211023462.SRDLC, 23.49%, 9/20/2026 (a)(n)(r)	Lending Club	9/24/2024	1,746	1,705	1,755
211023811.SRDLC, 15.99%, 9/23/2026 (a)(r)	Lending Club	9/25/2024	706	702	703
211025387.SRDLC, 24.99%, 4/15/2028 (a)(r)	Lending Club	10/07/2024	4,399	4,309	4,172
211028650.SRDLC, 9.49%, 9/26/2028 (a)(r)	Lending Club	9/25/2024	25,321	24,912	25,311
211030084.SRDLC, 17.49%, 9/23/2026 (a)(r)	Lending Club	9/25/2024	832	828	830
211031283.SRDLC, 23.49%, 9/25/2027 (a)(r)	Lending Club	9/27/2024	2,660	2,622	2,605
211032214.SRDLC, 30.99%, 9/20/2029 (a)(n)(r)	Lending Club	9/24/2024	12,585	12,326	12,367
211032556.SRDLC, 24.99%, 10/3/2028 (a)(n)(r)	Lending Club	10/07/2024	7,649	7,509	7,391
211032801.SRDLC, 17.49%, 10/15/2028 (a)(r)	Lending Club	10/03/2024	58	57	58
211033906.SRDLC, 23.99%, 9/23/2027 (a)(r)	Lending Club	9/25/2024	3,082	3,039	3,017
211034436.SRDLC, 25.49%, 9/30/2026 (a)(n)(r)	Lending Club	9/25/2024	1,915	1,903	1,922

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	67

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
211034816.SRDLC, 22.99%, 9/24/2028 (a)(r)	Lending Club	9/26/2024	$12,337	$12,117	$12,105
211037288.SRDLC, 25.49%, 9/24/2029 (a)(n)(r)	Lending Club	9/25/2024	12,076	11,774	1,266
211039695.SRDLC, 23.49%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	1,165	1,148	1,134
211041204.SRDLC, 30.99%, 9/23/2027 (a)(r)	Lending Club	9/25/2024	1,171	1,154	1,165
211042909.SRDLC, 18.99%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	3,991	3,936	3,853
211043036.SRDLC, 18.99%, 10/8/2026 (a)(r)	Lending Club	10/10/2024	1,728	1,717	1,715
211043858.SRDLC, 26.49%, 9/23/2027 (a)(r)	Lending Club	9/25/2024	2,734	2,695	2,674
211052835.SRDLC, 23.49%, 9/24/2027 (a)(r)	Lending Club	9/26/2024	8,106	7,993	7,936
211056527.SRDLC, 25.49%, 9/24/2028 (a)(r)	Lending Club	9/26/2024	1,903	1,869	1,867
211057701.SRDLC, 20.49%, 9/23/2026 (a)(n)(r)	Lending Club	9/25/2024	5,489	5,456	5,485
211063616.SRDLC, 27.49%, 9/27/2027 (a)(r)	Lending Club	10/01/2024	1,432	1,411	1,429
211064509.SRDLC, 31.89%, 9/27/2028 (a)(r)	Lending Club	10/01/2024	3,181	3,122	3,117
211064875.SRDLC, 10.99%, 10/17/2029 (a)(n)(r)	Lending Club	10/21/2024	29,893	29,329	29,394
211069185.SRDLC, 29.99%, 9/23/2027 (a)(r)	Lending Club	9/25/2024	4,365	4,302	4,344
211074353.SRDLC, 32.39%, 9/30/2029 (a)(n)(r)	Lending Club	10/01/2024	4,187	4,087	4,112
211078007.SRDLC, 29.49%, 5/23/2028 (a)(n)(r)	Lending Club	10/10/2024	7,140	6,961	748
211081584.SRDLC, 29.89%, 9/25/2028 (a)(r)	Lending Club	9/27/2024	5,207	5,107	5,108
211085179.SRDLC, 20.99%, 9/23/2029 (a)(r)	Lending Club	9/25/2024	6,811	6,675	6,593
211086805.SRDLC, 26.49%, 9/25/2029 (a)(n)(r)	Lending Club	9/27/2024	19,332	18,849	2,026
211094158.SRDLC, 22.99%, 10/4/2026 (a)(r)	Lending Club	10/08/2024	3,530	3,507	3,529
211094179.SRDLC, 32.39%, 9/26/2029 (a)(r)	Lending Club	9/26/2024	14,814	14,472	14,580
211094375.SRDLC, 15.99%, 10/16/2027 (a)(r)	Lending Club	10/18/2024	2,795	2,756	2,699
211098544.SRDLC, 25.99%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	5,905	5,796	5,748
211102335.SRDLC, 24.49%, 9/30/2027 (a)(r)	Lending Club	10/02/2024	4,698	4,631	4,612
211104348.SRDLC, 9.74%, 9/25/2028 (a)(r)	Lending Club	9/27/2024	9,374	9,222	9,379
211104404.SRDLC, 17.99%, 10/15/2027 (a)(r)	Lending Club	10/03/2024	3,453	3,406	3,320
211106910.SRDLC, 7.00%, 10/6/2027 (a)(n)(r)	Lending Club	10/08/2024	4,659	4,542	488
211109405.SRDLC, 12.99%, 10/2/2026 (a)(r)	Lending Club	10/04/2024	1,124	1,118	1,115
211112008.SRDLC, 24.99%, 10/19/2027 (a)(r)	Lending Club	10/17/2024	593	585	575
211115354.SRDLC, 30.49%, 9/25/2029 (a)(n)(r)	Lending Club	9/27/2024	5,718	5,575	599
211116416.SRDLC, 15.00%, 4/15/2030 (a)(n)(r)	Lending Club	10/07/2024	4,978	4,864	4,647
211117798.SRDLC, 16.49%, 9/26/2028 (a)(r)	Lending Club	9/30/2024	3,060	3,008	2,894
211118029.SRDLC, 27.99%, 9/30/2028 (a)(n)(r)	Lending Club	9/27/2024	12,106	11,857	11,832
211119143.SRDLC, 18.99%, 10/4/2026 (a)(r)	Lending Club	10/08/2024	1,031	1,024	1,024
211120285.SRDLC, 27.99%, 10/9/2027 (a)(r)	Lending Club	10/11/2024	6,023	5,934	5,923
211121214.SRDLC, 15.99%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	3,076	3,034	2,962
211121307.SRDLC, 25.49%, 9/30/2027 (a)(n)(r)	Lending Club	9/27/2024	11,972	11,673	1,255
211126420.SRDLC, 12.99%, 10/3/2026 (a)(n)(r)	Lending Club	10/07/2024	2,193	2,180	2,176
211130675.SRDLC, 32.39%, 10/7/2029 (a)(r)	Lending Club	10/08/2024	12,712	12,443	12,303
211131672.SRDLC, 32.39%, 10/1/2029 (a)(n)(r)	Lending Club	10/04/2024	8,427	8,250	8,159
211133869.SRDLC, 13.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	718	714	714
211136122.SRDLC, 16.74%, 10/2/2029 (a)(r)	Lending Club	10/04/2024	12,895	12,646	12,383
211137813.SRDLC, 23.49%, 9/15/2027 (a)(r)	Lending Club	9/30/2024	4,256	4,197	4,156
211139852.SRDLC, 26.49%, 9/26/2028 (a)(r)	Lending Club	9/30/2024	2,528	2,482	2,483
211148091.SRDLC, 19.99%, 1/27/2028 (a)(n)(r)	Lending Club	10/01/2024	2,354	2,295	317
211148763.SRDLC, 30.99%, 10/1/2027 (a)(n)(r)	Lending Club	10/03/2024	3,684	3,612	3,585
211153200.SRDLC, 26.49%, 9/26/2028 (a)(r)	Lending Club	9/30/2024	11,558	11,348	11,353
211153580.SRDLC, 24.99%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	14,643	14,337	14,335
211153964.SRDLC, 26.99%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	2,401	2,356	2,343
211156883.SRDLC, 15.99%, 10/2/2027 (a)(n)(r)	Lending Club	10/04/2024	11,723	11,559	11,284
211159415.SRDLC, 14.99%, 10/9/2027 (a)(n)(r)	Lending Club	10/11/2024	5,550	5,475	5,352
211164458.SRDLC, 8.24%, 10/2/2027 (a)(r)	Lending Club	10/04/2024	5,838	5,764	5,757

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

68	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
211164878.SRDLC, 20.49%, 9/30/2027 (a)(n)(r)	Lending Club	10/01/2024	$8,257	$8,142	$7,926
211166372.SRDLC, 21.49%, 10/9/2027 (a)(r)	Lending Club	10/11/2024	4,634	4,568	4,474
211168038.SRDLC, 22.49%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	14,287	13,999	13,727
211169264.SRDLC, 29.99%, 10/15/2028 (a)(r)	Lending Club	10/04/2024	9,240	9,069	8,924
211170147.SRDLC, 29.99%, 10/1/2029 (a)(r)	Lending Club	10/03/2024	5,271	5,139	897
211171397.SRDLC, 20.99%, 10/4/2027 (a)(r)	Lending Club	10/08/2024	8,661	8,540	8,352
211172694.SRDLC, 23.99%, 10/9/2029 (a)(r)	Lending Club	10/09/2024	6,494	6,362	6,343
211174993.SRDLC, 30.99%, 9/27/2027 (a)(r)	Lending Club	10/01/2024	585	577	584
211178003.SRDLC, 27.99%, 3/16/2030 (a)(r)	Lending Club	10/03/2024	3,982	3,882	3,793
211179216.SRDLC, 23.99%, 10/16/2027 (a)(n)(r)	Lending Club	10/17/2024	5,809	5,724	5,644
211187540.SRDLC, 19.49%, 10/16/2026 (a)(r)	Lending Club	10/08/2024	5,582	5,455	5,536
211187954.SRDLC, 24.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	5,899	5,815	5,713
211191410.SRDLC, 19.49%, 10/15/2026 (a)(r)	Lending Club	10/04/2024	3,454	3,433	3,431
211193772.SRDLC, 20.49%, 9/30/2026 (a)(n)(r)	Lending Club	10/02/2024	6,056	6,019	6,056
211194297.SRDLC, 14.24%, 10/25/2030 (a)(r)	Lending Club	10/29/2024	16,053	15,721	15,739
211194401.SRDLC, 15.99%, 10/9/2027 (a)(r)	Lending Club	10/09/2024	3,207	3,164	3,153
211198383.SRDLC, 12.99%, 9/30/2026 (a)(n)(r)	Lending Club	10/02/2024	1,266	1,258	1,260
211200729.SRDLC, 22.49%, 5/4/2029 (a)(n)(r)	Lending Club	10/08/2024	12,798	12,478	1,341
211201442.SRDLC, 31.89%, 9/30/2028 (a)(n)(r)	Lending Club	10/02/2024	1,293	1,269	1,273
211201960.SRDLC, 28.99%, 9/30/2026 (a)(n)(r)	Lending Club	10/02/2024	776	770	788
211205774.SRDLC, 23.49%, 10/18/2027 (a)(r)	Lending Club	10/10/2024	6,758	6,659	6,551
211205884.SRDLC, 21.99%, 10/2/2026 (a)(r)	Lending Club	10/04/2024	292	290	290
211207145.SRDLC, 26.49%, 10/1/2029 (a)(n)(r)	Lending Club	10/03/2024	13,849	13,544	13,456
211210839.SRDLC, 17.49%, 10/2/2028 (a)(r)	Lending Club	10/04/2024	2,461	2,419	2,309
211217872.SRDLC, 9.49%, 10/9/2027 (a)(n)(r)	Lending Club	10/07/2024	11,464	11,177	1,201
211219208.SRDLC, 9.99%, 10/21/2028 (a)(r)	Lending Club	10/23/2024	12,938	12,722	12,921
211220370.SRDLC, 22.49%, 10/11/2027 (a)(n)(r)	Lending Club	10/16/2024	13,781	13,584	13,318
211222017.SRDLC, 13.99%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	13,799	13,616	13,293
211226756.SRDLC, 27.99%, 10/3/2029 (a)(r)	Lending Club	10/07/2024	19,869	19,460	19,322
211238088.SRDLC, 24.49%, 10/9/2029 (a)(r)	Lending Club	10/09/2024	15,885	15,562	15,424
211240181.SRDLC, 28.99%, 10/7/2026 (a)(r)	Lending Club	10/09/2024	47	47	46
211241719.SRDLC, 22.49%, 10/6/2028 (a)(r)	Lending Club	10/07/2024	1,453	1,427	1,415
211244921.SRDLC, 11.24%, 10/16/2028 (a)(r)	Lending Club	10/18/2024	27,055	26,596	26,904
211247809.SRDLC, 30.99%, 10/1/2027 (a)(r)	Lending Club	10/03/2024	1,225	1,207	1,199
211248796.SRDLC, 18.99%, 10/1/2026 (a)(r)	Lending Club	10/03/2024	573	569	569
211249345.SRDLC, 19.99%, 10/22/2027 (a)(r)	Lending Club	10/09/2024	4,912	4,843	4,739
211249682.SRDLC, 23.99%, 2/1/2028 (a)(r)	Lending Club	10/03/2024	945	929	869
211250724.SRDLC, 31.99%, 10/1/2029 (a)(r)	Lending Club	10/03/2024	4,213	4,125	4,080
211252774.SRDLC, 16.99%, 10/3/2026 (a)(n)(r)	Lending Club	10/07/2024	2,208	2,195	2,191
211254411.SRDLC, 28.49%, 10/1/2029 (a)(r)	Lending Club	10/03/2024	14,189	13,897	13,765
211254638.SRDLC, 15.99%, 10/17/2027 (a)(r)	Lending Club	10/15/2024	5,626	5,548	5,424
211254967.SRDLC, 19.99%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	1,377	1,358	1,327
211255379.SRDLC, 31.89%, 10/3/2028 (a)(r)	Lending Club	10/07/2024	1,486	1,458	1,441
211256027.SRDLC, 30.49%, 10/15/2029 (a)(r)	Lending Club	10/07/2024	7,468	7,311	7,237
211256696.SRDLC, 30.99%, 10/14/2027 (a)(n)(r)	Lending Club	10/09/2024	3,890	3,793	3,045
211257423.SRDLC, 30.99%, 3/1/2028 (a)(n)(r)	Lending Club	10/03/2024	3,634	3,543	381
211257664.SRDLC, 32.39%, 10/4/2029 (a)(r)	Lending Club	10/08/2024	4,220	4,131	4,098
211259011.SRDLC, 18.99%, 10/3/2026 (a)(r)	Lending Club	10/07/2024	1,430	1,421	1,421
211259280.SRDLC, 26.49%, 10/15/2028 (a)(n)(r)	Lending Club	10/17/2024	1,941	1,893	1,873
211259987.SRDLC, 28.49%, 9/30/2029 (a)(n)(r)	Lending Club	10/10/2024	16,171	15,822	15,738
211260000.SRDLC, 14.99%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	3,157	3,089	3,044
211261524.SRDLC, 20.99%, 10/15/2027 (a)(r)	Lending Club	10/08/2024	3,501	3,451	3,372

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	69

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
211262531.SRDLC, 28.99%, 10/15/2029 (a)(r)	Lending Club	10/07/2024	$15,213	$14,899	$14,754
211265659.SRDLC, 25.49%, 10/3/2026 (a)(r)	Lending Club	10/07/2024	2,991	2,971	2,988
211265683.SRDLC, 21.49%, 10/7/2027 (a)(n)(r)	Lending Club	10/09/2024	3,914	3,817	410
211266602.SRDLC, 30.99%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	919	905	901
211266776.SRDLC, 30.99%, 10/15/2027 (a)(r)	Lending Club	10/07/2024	2,490	2,452	2,445
211266825.SRDLC, 20.99%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	3,464	3,416	3,339
211267565.SRDLC, 25.99%, 10/10/2027 (a)(r)	Lending Club	10/07/2024	3,013	2,969	2,906
211268170.SRDLC, 29.49%, 10/1/2028 (a)(n)(r)	Lending Club	10/03/2024	1,206	1,183	1,160
211268223.SRDLC, 21.49%, 10/14/2027 (a)(r)	Lending Club	10/03/2024	2,461	2,426	2,381
211269307.SRDLC, 21.49%, 10/3/2027 (a)(r)	Lending Club	10/07/2024	3,186	3,141	3,070
211270232.SRDLC, 24.99%, 10/3/2026 (a)(n)(r)	Lending Club	10/07/2024	751	744	749
211273087.SRDLC, 14.99%, 10/15/2027 (a)(n)(r)	Lending Club	10/17/2024	3,791	3,696	—
211273090.SRDLC, 30.99%, 10/4/2027 (a)(r)	Lending Club	10/08/2024	6,941	6,837	6,798
211273104.SRDLC, 15.99%, 10/7/2027 (a)(n)(r)	Lending Club	10/09/2024	5,799	5,719	5,588
211273113.SRDLC, 9.74%, 10/1/2027 (a)(n)(r)	Lending Club	10/10/2024	14,967	14,774	14,755
211274664.SRDLC, 15.00%, 3/13/2027 (a)(r)	Lending Club	10/11/2024	4,325	4,243	4,193
211275320.SRDLC, 12.99%, 10/4/2026 (a)(r)	Lending Club	10/08/2024	2,857	2,840	2,835
211277589.SRDLC, 20.49%, 10/4/2026 (a)(r)	Lending Club	10/08/2024	289	287	287
211278427.SRDLC, 23.49%, 10/10/2027 (a)(r)	Lending Club	10/15/2024	4,691	4,624	4,552
211278522.SRDLC, 20.49%, 10/4/2027 (a)(r)	Lending Club	10/08/2024	2,302	2,270	2,220
211279182.SRDLC, 10.49%, 10/22/2027 (a)(r)	Lending Club	10/24/2024	5,391	5,319	5,324
211279357.SRDLC, 30.99%, 10/4/2029 (a)(r)	Lending Club	10/08/2024	9,090	8,899	8,830
211280825.SRDLC, 17.24%, 9/25/2029 (a)(r)	Lending Club	10/07/2024	15,301	15,004	14,869
211281862.SRDLC, 10.00%, 1/7/2028 (a)(r)	Lending Club	10/09/2024	6,598	6,442	5,824
211282870.SRDLC, 28.49%, 10/9/2029 (a)(n)(r)	Lending Club	10/11/2024	5,929	5,781	621
211283933.SRDLC, 21.49%, 10/22/2027 (a)(r)	Lending Club	10/09/2024	5,330	5,254	5,141
211284083.SRDLC, 24.99%, 10/7/2029 (a)(r)	Lending Club	10/09/2024	4,907	4,806	4,759
211284934.SRDLC, 26.49%, 3/18/2030 (a)(n)(r)	Lending Club	10/09/2024	12,256	11,949	1,284
211288523.SRDLC, 25.49%, 10/15/2027 (a)(r)	Lending Club	10/09/2024	2,406	2,354	2,328
211289069.SRDLC, 29.49%, 10/7/2028 (a)(n)(r)	Lending Club	10/09/2024	1,893	1,855	1,832
211290470.SRDLC, 20.49%, 10/17/2026 (a)(r)	Lending Club	10/10/2024	1,777	1,765	1,766
211290906.SRDLC, 23.49%, 10/7/2026 (a)(r)	Lending Club	10/09/2024	295	293	295
211290987.SRDLC, 13.99%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	4,305	4,247	4,150
211292844.SRDLC, 24.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	2,367	2,332	2,299
211293224.SRDLC, 19.99%, 10/7/2029 (a)(r)	Lending Club	10/09/2024	8,752	8,579	8,425
211295480.SRDLC, 26.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	8,973	8,804	8,654
211305357.SRDLC, 25.49%, 10/7/2027 (a)(n)(r)	Lending Club	10/09/2024	6,489	6,327	680
211308691.SRDLC, 32.39%, 10/7/2029 (a)(r)	Lending Club	10/09/2024	9,284	9,088	9,025
211309613.SRDLC, 13.99%, 10/4/2030 (a)(r)	Lending Club	10/08/2024	8,220	8,053	8,042
211311537.SRDLC, 24.49%, 10/15/2027 (a)(n)(r)	Lending Club	10/09/2024	20,640	20,124	2,163
211312935.SRDLC, 25.49%, 10/20/2027 (a)(r)	Lending Club	10/09/2024	15,166	14,948	14,670
211313208.SRDLC, 28.49%, 10/7/2027 (a)(n)(r)	Lending Club	10/09/2024	11,477	11,190	1,203
211313978.SRDLC, 14.99%, 10/3/2029 (a)(r)	Lending Club	10/07/2024	13,925	13,659	13,482
211316728.SRDLC, 15.99%, 10/4/2027 (a)(n)(r)	Lending Club	10/17/2024	5,532	5,457	5,328
211317961.SRDLC, 19.49%, 10/18/2026 (a)(r)	Lending Club	10/09/2024	5,057	5,024	5,039
211318207.SRDLC, 22.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	11,656	11,489	11,276
211318288.SRDLC, 27.49%, 10/7/2029 (a)(r)	Lending Club	10/09/2024	12,389	12,135	12,071
211318547.SRDLC, 23.49%, 10/22/2027 (a)(n)(r)	Lending Club	10/09/2024	7,585	7,396	2,125
211319132.SRDLC, 27.49%, 10/7/2026 (a)(r)	Lending Club	10/09/2024	1,146	1,117	916
211321684.SRDLC, 28.49%, 10/3/2027 (a)(r)	Lending Club	10/09/2024	11,537	11,368	11,317
211324245.SRDLC, 21.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	5,792	5,710	5,588
211324445.SRDLC, 18.99%, 10/15/2027 (a)(n)(r)	Lending Club	10/09/2024	2,634	2,597	2,547

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

70	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
211324695.SRDLC, 20.99%, 7/31/2030 (a)(n)(r)	Lending Club	10/10/2024	$23,168	$22,590	$21,894
211327546.SRDLC, 25.49%, 10/20/2029 (a)(r)	Lending Club	10/09/2024	11,986	11,746	11,693
211330207.SRDLC, 21.49%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	5,792	5,710	5,589
211332366.SRDLC, 28.49%, 10/16/2029 (a)(r)	Lending Club	10/10/2024	16,235	15,897	15,800
211336616.SRDLC, 28.49%, 10/9/2027 (a)(r)	Lending Club	10/11/2024	3,749	3,693	3,685
211337252.SRDLC, 19.99%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	13,771	13,579	13,292
211339278.SRDLC, 30.99%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	1,225	1,207	1,203
211339651.SRDLC, 23.99%, 10/10/2029 (a)(r)	Lending Club	10/10/2024	9,763	9,565	9,487
211339687.SRDLC, 10.49%, 10/4/2027 (a)(r)	Lending Club	10/08/2024	8,086	7,981	7,915
211340390.SRDLC, 29.99%, 10/9/2029 (a)(r)	Lending Club	10/11/2024	6,683	6,544	6,512
211342346.SRDLC, 10.24%, 10/31/2028 (a)(n)(r)	Lending Club	11/04/2024	10,072	9,903	10,064
211344462.SRDLC, 21.49%, 10/1/2027 (a)(n)(r)	Lending Club	10/15/2024	2,573	2,536	2,479
211346918.SRDLC, 9.49%, 10/10/2028 (a)(r)	Lending Club	10/15/2024	13,365	13,144	13,346
211346931.SRDLC, 9.74%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	6,436	6,350	6,355
211350375.SRDLC, 24.99%, 10/11/2027 (a)(r)	Lending Club	10/16/2024	1,775	1,749	1,723
211352512.SRDLC, 14.99%, 10/8/2027 (a)(r)	Lending Club	10/10/2024	13,891	13,703	13,392
211353036.SRDLC, 31.89%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	3,233	3,172	3,143
211364789.SRDLC, 32.39%, 10/9/2029 (a)(r)	Lending Club	10/11/2024	5,064	4,957	4,929
211369256.SRDLC, 27.49%, 10/8/2028 (a)(r)	Lending Club	10/10/2024	11,770	11,476	7,906
211371056.SRDLC, 29.99%, 10/15/2029 (a)(n)(r)	Lending Club	10/17/2024	10,151	9,939	9,884
211372872.SRDLC, 12.99%, 10/7/2029 (a)(r)	Lending Club	10/09/2024	12,231	12,000	11,869
211373193.SRDLC, 15.99%, 10/4/2029 (a)(r)	Lending Club	10/08/2024	19,454	19,079	18,705
211377197.SRDLC, 22.49%, 10/21/2027 (a)(r)	Lending Club	10/16/2024	3,546	3,494	3,428
211377846.SRDLC, 10.24%, 10/7/2028 (a)(r)	Lending Club	10/09/2024	6,717	6,607	6,686
211379086.SRDLC, 13.99%, 2/16/2028 (a)(n)(r)	Lending Club	10/11/2024	10,672	10,405	1,118
211380995.SRDLC, 18.49%, 10/21/2028 (a)(r)	Lending Club	10/23/2024	4,887	4,801	4,628
211383904.SRDLC, 25.99%, 10/9/2029 (a)(r)	Lending Club	10/11/2024	9,842	9,641	9,605
211393366.SRDLC, 28.49%, 10/8/2028 (a)(r)	Lending Club	10/10/2024	1,122	1,101	1,087
211397382.SRDLC, 19.24%, 10/7/2026 (a)(r)	Lending Club	10/09/2024	3,442	3,420	3,466
211398192.SRDLC, 13.74%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	11,023	10,876	10,778
211400872.SRDLC, 28.49%, 10/8/2027 (a)(r)	Lending Club	10/10/2024	2,416	2,381	2,375
211401613.SRDLC, 19.49%, 10/8/2026 (a)(n)(r)	Lending Club	10/10/2024	1,048	1,042	1,043
211403342.SRDLC, 23.99%, 10/8/2027 (a)(r)	Lending Club	10/10/2024	4,117	4,058	3,989
211407677.SRDLC, 27.49%, 10/15/2029 (a)(r)	Lending Club	10/10/2024	8,338	8,168	8,097
211408646.SRDLC, 19.24%, 10/16/2027 (a)(r)	Lending Club	10/09/2024	2,732	2,694	2,645
211413323.SRDLC, 31.89%, 10/24/2028 (a)(n)(r)	Lending Club	10/11/2024	15,302	14,995	14,918
211413427.SRDLC, 21.49%, 10/9/2027 (a)(r)	Lending Club	10/11/2024	1,853	1,827	1,790
211414070.SRDLC, 32.39%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	12,660	12,392	12,371
211416703.SRDLC, 24.99%, 10/26/2027 (a)(r)	Lending Club	10/21/2024	1,492	1,470	1,451
211417119.SRDLC, 15.74%, 10/7/2027 (a)(r)	Lending Club	10/09/2024	1,396	1,377	1,365
211418241.SRDLC, 23.99%, 10/9/2028 (a)(n)(r)	Lending Club	10/11/2024	1,923	1,875	202
211420037.SRDLC, 9.49%, 10/11/2029 (a)(r)	Lending Club	10/16/2024	26,176	25,690	25,741
211420784.SRDLC, 25.49%, 10/12/2027 (a)(r)	Lending Club	10/11/2024	6,561	6,467	6,338
211424538.SRDLC, 22.99%, 10/10/2026 (a)(r)	Lending Club	10/15/2024	3,530	3,506	3,536
211425106.SRDLC, 24.99%, 10/11/2029 (a)(r)	Lending Club	10/16/2024	8,325	8,156	8,145
211426973.SRDLC, 13.99%, 10/11/2027 (a)(r)	Lending Club	10/16/2024	5,592	5,517	5,403
211429680.SRDLC, 18.99%, 10/16/2026 (a)(r)	Lending Club	10/11/2024	2,313	2,298	2,300
211430811.SRDLC, 13.99%, 10/8/2027 (a)(n)(r)	Lending Club	10/10/2024	4,852	4,731	1,290
211430876.SRDLC, 26.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	2,985	2,941	2,899
211432751.SRDLC, 27.49%, 10/25/2028 (a)(r)	Lending Club	10/17/2024	3,608	3,540	3,525
211433000.SRDLC, 32.39%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	8,777	8,593	8,577
211437381.SRDLC, 30.49%, 10/9/2029 (a)(r)	Lending Club	10/11/2024	9,626	9,423	9,376

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	71

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
211438328.SRDLC, 5.00%, 10/9/2029 (a)(r)	Lending Club	10/11/2024	$10,964	$10,690	$10,611
211439322.SRDLC, 23.49%, 10/9/2028 (a)(r)	Lending Club	10/11/2024	2,837	2,785	2,754
211439597.SRDLC, 17.49%, 10/9/2026 (a)(r)	Lending Club	10/11/2024	1,133	1,125	1,124
211440483.SRDLC, 32.39%, 10/5/2029 (a)(n)(r)	Lending Club	10/11/2024	5,487	5,350	575
211440795.SRDLC, 32.39%, 10/10/2029 (a)(r)	Lending Club	10/15/2024	7,612	7,433	7,385
211442183.SRDLC, 22.49%, 10/10/2027 (a)(r)	Lending Club	10/15/2024	6,993	6,894	6,757
211442323.SRDLC, 12.99%, 10/9/2026 (a)(n)(r)	Lending Club	10/11/2024	1,512	1,503	1,502
211442675.SRDLC, 28.99%, 10/15/2026 (a)(r)	Lending Club	10/15/2024	747	742	753
211443315.SRDLC, 23.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	2,052	2,023	1,994
211443801.SRDLC, 20.49%, 10/20/2027 (a)(r)	Lending Club	10/17/2024	8,681	8,556	8,389
211444662.SRDLC, 28.99%, 10/10/2029 (a)(r)	Lending Club	10/15/2024	8,316	8,144	8,125
211445593.SRDLC, 23.49%, 10/10/2028 (a)(r)	Lending Club	10/15/2024	10,922	10,725	10,624
211446071.SRDLC, 24.99%, 10/10/2029 (a)(r)	Lending Club	10/15/2024	4,897	4,798	4,788
211446570.SRDLC, 15.99%, 10/10/2027 (a)(n)(r)	Lending Club	10/15/2024	17,333	16,899	1,816
211447593.SRDLC, 22.49%, 10/10/2027 (a)(r)	Lending Club	10/15/2024	11,656	11,490	11,262
211448302.SRDLC, 24.24%, 10/10/2029 (a)(r)	Lending Club	10/10/2024	22,003	21,555	20,962
211449537.SRDLC, 22.49%, 10/25/2027 (a)(r)	Lending Club	10/15/2024	10,721	10,570	10,355
211449835.SRDLC, 12.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	9,869	9,736	9,534
211450360.SRDLC, 23.99%, 10/15/2027 (a)(r)	Lending Club	10/15/2024	2,955	2,912	2,862
211451177.SRDLC, 28.99%, 10/25/2026 (a)(n)(r)	Lending Club	10/15/2024	2,275	2,258	2,306
211451716.SRDLC, 23.99%, 10/20/2027 (a)(r)	Lending Club	10/17/2024	5,332	5,254	5,172
211452595.SRDLC, 23.49%, 10/18/2027 (a)(n)(r)	Lending Club	10/22/2024	12,525	12,342	12,192
211452867.SRDLC, 26.49%, 10/11/2028 (a)(r)	Lending Club	10/16/2024	2,421	2,360	—
211453555.SRDLC, 14.99%, 10/10/2027 (a)(r)	Lending Club	10/15/2024	6,112	6,029	5,897
211454037.SRDLC, 12.50%, 10/9/2029 (a)(r)	Lending Club	10/11/2024	18,292	17,946	17,739
211454763.SRDLC, 25.99%, 4/10/2028 (a)(n)(r)	Lending Club	10/15/2024	21,805	21,260	2,285
211455458.SRDLC, 13.99%, 10/25/2027 (a)(r)	Lending Club	10/15/2024	8,339	8,224	8,057
211455718.SRDLC, 31.89%, 10/10/2028 (a)(n)(r)	Lending Club	10/15/2024	7,577	7,431	7,341
211456925.SRDLC, 24.99%, 10/2/2027 (a)(n)(r)	Lending Club	10/16/2024	2,381	2,331	2,294
211458360.SRDLC, 21.74%, 10/9/2029 (a)(n)(r)	Lending Club	10/11/2024	9,520	9,282	998
211460569.SRDLC, 11.49%, 11/7/2029 (a)(r)	Lending Club	10/31/2024	36,840	36,130	36,158
211461344.SRDLC, 32.39%, 10/1/2029 (a)(n)(r)	Lending Club	10/16/2024	6,391	6,231	6,217
211462436.SRDLC, 21.99%, 3/13/2027 (a)(r)	Lending Club	10/16/2024	1,260	1,230	1,239
211463323.SRDLC, 25.99%, 10/11/2028 (a)(r)	Lending Club	10/16/2024	8,783	8,622	8,542
211466024.SRDLC, 27.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	3,003	2,958	2,963
211466328.SRDLC, 21.49%, 10/11/2026 (a)(r)	Lending Club	10/16/2024	4,369	4,340	4,349
211467698.SRDLC, 32.39%, 10/11/2029 (a)(n)(r)	Lending Club	10/16/2024	9,188	8,989	8,962
211468089.SRDLC, 6.00%, 11/11/2026 (a)(r)	Lending Club	10/16/2024	3,832	3,770	3,798
211468131.SRDLC, 29.99%, 10/7/2028 (a)(n)(r)	Lending Club	10/16/2024	9,398	9,163	985
211468242.SRDLC, 21.49%, 10/11/2026 (a)(r)	Lending Club	10/16/2024	6,460	6,417	6,430
211470422.SRDLC, 20.99%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	15,997	15,678	15,436
211472079.SRDLC, 12.99%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	15,289	14,998	14,859
211472099.SRDLC, 18.99%, 10/13/2026 (a)(r)	Lending Club	10/16/2024	2,070	2,057	2,057
211475080.SRDLC, 9.74%, 10/10/2027 (a)(n)(r)	Lending Club	10/15/2024	1,877	1,851	1,853
211476560.SRDLC, 11.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	1,364	1,355	1,356
211479737.SRDLC, 18.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	1,432	1,422	1,427
211480286.SRDLC, 30.49%, 10/14/2029 (a)(r)	Lending Club	10/16/2024	7,117	6,965	6,928
211482353.SRDLC, 15.00%, 2/15/2029 (a)(n)(r)	Lending Club	10/17/2024	4,546	4,439	4,335
211485232.SRDLC, 32.39%, 10/31/2029 (a)(n)(r)	Lending Club	10/17/2024	7,365	7,202	7,032
211485599.SRDLC, 30.49%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	20,511	20,082	20,062
211487350.SRDLC, 24.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	1,432	1,396	200
211487568.SRDLC, 24.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	8,524	8,399	8,250

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

72	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
211487683.SRDLC, 23.99%, 10/28/2028 (a)(n)(r)	Lending Club	10/17/2024	$21,051	$20,525	$2,206
211488922.SRDLC, 30.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	919	905	906
211489395.SRDLC, 32.39%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	7,174	7,023	7,010
211489874.SRDLC, 27.49%, 10/25/2029 (a)(r)	Lending Club	10/17/2024	8,663	8,482	8,496
211489937.SRDLC, 28.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	9,061	8,926	8,940
211490039.SRDLC, 21.49%, 10/16/2027 (a)(r)	Lending Club	10/18/2024	3,723	3,670	3,605
211490380.SRDLC, 10.74%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	21,600	21,313	21,186
211492022.SRDLC, 30.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	1,840	1,812	1,805
211492318.SRDLC, 30.99%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	4,193	4,107	4,100
211492976.SRDLC, 24.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	3,550	3,498	3,449
211493368.SRDLC, 30.49%, 10/31/2029 (a)(n)(r)	Lending Club	10/17/2024	5,984	5,845	5,774
211493683.SRDLC, 17.49%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	5,626	5,528	5,298
211493894.SRDLC, 22.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	6,411	6,319	6,202
211495256.SRDLC, 5.00%, 10/24/2028 (a)(r)	Lending Club	10/17/2024	9,123	8,895	8,766
211495397.SRDLC, 28.99%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	7,069	6,922	6,918
211495534.SRDLC, 20.99%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	2,771	2,732	2,686
211495861.SRDLC, 19.49%, 10/20/2026 (a)(r)	Lending Club	10/17/2024	1,301	1,292	1,295
211495900.SRDLC, 25.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	3,574	3,521	3,458
211496185.SRDLC, 32.39%, 4/26/2030 (a)(n)(r)	Lending Club	10/17/2024	7,650	7,459	802
211497978.SRDLC, 21.49%, 10/21/2026 (a)(r)	Lending Club	10/17/2024	1,729	1,717	1,721
211499476.SRDLC, 25.99%, 10/15/2028 (a)(n)(r)	Lending Club	10/17/2024	20,450	19,939	2,143
211499792.SRDLC, 10.99%, 10/10/2028 (a)(r)	Lending Club	10/15/2024	8,777	8,631	8,741
211500343.SRDLC, 30.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	3,983	3,923	3,928
211501855.SRDLC, 18.49%, 10/20/2027 (a)(r)	Lending Club	10/18/2024	7,409	7,304	7,143
211502706.SRDLC, 31.89%, 10/15/2028 (a)(n)(r)	Lending Club	10/17/2024	1,286	1,261	1,250
211504339.SRDLC, 23.99%, 10/5/2027 (a)(n)(r)	Lending Club	10/17/2024	579	571	560
211507102.SRDLC, 22.49%, 10/15/2026 (a)(n)(r)	Lending Club	10/17/2024	2,573	2,509	270
211507655.SRDLC, 29.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	3,645	3,591	3,596
211509078.SRDLC, 11.24%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	3,360	3,304	3,347
211509193.SRDLC, 32.39%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	9,706	9,501	9,485
211510701.SRDLC, 12.49%, 11/12/2030 (a)(r)	Lending Club	11/14/2024	20,630	20,207	20,259
211511823.SRDLC, 18.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	1,710	1,686	1,656
211512682.SRDLC, 30.99%, 10/21/2027 (a)(r)	Lending Club	10/17/2024	2,172	2,140	2,136
211513223.SRDLC, 25.99%, 10/15/2028 (a)(n)(r)	Lending Club	10/17/2024	19,347	18,863	2,028
211513375.SRDLC, 27.99%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	2,685	2,635	2,613
211513717.SRDLC, 7.99%, 10/11/2027 (a)(r)	Lending Club	10/16/2024	16,425	16,212	16,211
211513749.SRDLC, 25.99%, 2/15/2028 (a)(n)(r)	Lending Club	10/17/2024	4,714	4,597	494
211513755.SRDLC, 21.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	4,634	4,567	4,483
211514751.SRDLC, 20.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	435	432	434
211515343.SRDLC, 25.49%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	2,222	2,207	2,227
211516025.SRDLC, 28.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	1,530	1,519	1,546
211517925.SRDLC, 27.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	912	905	921
211518352.SRDLC, 26.49%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	8,221	8,052	8,043
211518650.SRDLC, 14.99%, 2/15/2028 (a)(r)	Lending Club	10/17/2024	4,610	4,495	828
211520253.SRDLC, 31.89%, 10/15/2028 (a)(n)(r)	Lending Club	10/17/2024	2,248	2,192	414
211522163.SRDLC, 20.49%, 10/15/2026 (a)(n)(r)	Lending Club	10/17/2024	2,035	2,001	2,019
211523730.SRDLC, 23.49%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	3,247	3,224	3,257
211524009.SRDLC, 23.49%, 10/22/2027 (a)(r)	Lending Club	10/18/2024	5,918	5,832	5,739
211525137.SRDLC, 31.89%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	3,804	3,732	3,697
211527092.SRDLC, 19.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	2,574	2,538	2,492
211527195.SRDLC, 23.49%, 10/15/2027 (a)(n)(r)	Lending Club	10/17/2024	6,257	6,101	6,035
211528697.SRDLC, 15.24%, 10/11/2027 (a)(r)	Lending Club	10/16/2024	8,905	8,784	8,717

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	73

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
211529795.SRDLC, 18.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	$573	$569	$571
211530213.SRDLC, 5.00%, 10/15/2030 (a)(r)	Lending Club	10/17/2024	22,002	21,452	21,074
211531284.SRDLC, 19.49%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	981	974	976
211532703.SRDLC, 21.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	1,448	1,427	1,401
211532862.SRDLC, 26.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	3,895	3,837	3,825
211534714.SRDLC, 23.49%, 5/15/2029 (a)(r)	Lending Club	10/17/2024	2,008	1,961	1,918
211536599.SRDLC, 32.39%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	20,256	19,829	19,794
211537156.SRDLC, 21.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	9,557	9,421	9,247
211538746.SRDLC, 27.49%, 10/17/2029 (a)(r)	Lending Club	10/21/2024	18,254	17,877	17,920
211540242.SRDLC, 27.49%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	1,802	1,775	1,778
211546763.SRDLC, 25.99%, 10/31/2027 (a)(n)(r)	Lending Club	10/18/2024	14,161	13,807	1,484
211549129.SRDLC, 24.49%, 10/15/2027 (a)(n)(r)	Lending Club	10/17/2024	8,749	8,530	917
211555492.SRDLC, 23.99%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	16,066	15,774	15,599
211555652.SRDLC, 12.99%, 10/15/2026 (a)(r)	Lending Club	10/17/2024	1,607	1,597	1,597
211561187.SRDLC, 11.24%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	11,446	11,294	11,223
211562123.SRDLC, 23.99%, 10/17/2028 (a)(r)	Lending Club	10/21/2024	15,262	14,887	14,843
211562556.SRDLC, 13.74%, 10/3/2026 (a)(r)	Lending Club	10/17/2024	2,977	2,958	2,953
211564078.SRDLC, 9.99%, 10/15/2028 (a)(r)	Lending Club	10/17/2024	17,103	16,819	17,083
211565457.SRDLC, 23.99%, 10/17/2026 (a)(r)	Lending Club	10/21/2024	592	588	594
211567458.SRDLC, 11.74%, 10/17/2029 (a)(r)	Lending Club	10/21/2024	26,551	26,049	25,829
211567724.SRDLC, 10.49%, 10/20/2027 (a)(r)	Lending Club	10/17/2024	8,110	8,002	7,949
211568162.SRDLC, 30.99%, 10/16/2027 (a)(r)	Lending Club	10/18/2024	1,516	1,493	1,488
211581281.SRDLC, 7.57%, 10/23/2028 (a)(r)	Lending Club	10/25/2024	4,949	4,867	4,947
211581875.SRDLC, 15.00%, 1/18/2027 (a)(r)	Lending Club	10/18/2024	4,479	4,375	4,159
211582447.SRDLC, 28.49%, 10/16/2029 (a)(r)	Lending Club	10/18/2024	15,574	15,256	15,246
211582963.SRDLC, 20.49%, 10/15/2029 (a)(r)	Lending Club	10/17/2024	7,977	7,819	7,662
211583363.SRDLC, 28.49%, 10/16/2027 (a)(r)	Lending Club	10/18/2024	5,134	5,058	5,069
211583920.SRDLC, 23.49%, 10/16/2026 (a)(r)	Lending Club	10/18/2024	3,248	3,226	3,251
211592263.SRDLC, 28.99%, 10/16/2026 (a)(r)	Lending Club	10/18/2024	2,154	2,104	2,171
211593483.SRDLC, 23.49%, 10/20/2026 (a)(n)(r)	Lending Club	10/18/2024	1,938	1,890	657
211593489.SRDLC, 12.24%, 10/16/2029 (a)(r)	Lending Club	10/18/2024	30,438	29,862	29,592
211594330.SRDLC, 6.99%, 10/15/2027 (a)(r)	Lending Club	10/17/2024	7,576	7,478	7,500
211596437.SRDLC, 28.49%, 10/31/2028 (a)(n)(r)	Lending Club	10/22/2024	8,369	8,198	8,268
211598872.SRDLC, 13.99%, 10/17/2027 (a)(n)(r)	Lending Club	10/23/2024	16,510	16,285	16,133
211603051.SRDLC, 20.99%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	1,732	1,708	1,678
211603115.SRDLC, 21.49%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	8,187	8,004	7,906
211604314.SRDLC, 23.49%, 11/13/2027 (a)(r)	Lending Club	11/15/2024	15,333	15,102	14,781
211605590.SRDLC, 24.99%, 10/16/2027 (a)(r)	Lending Club	10/18/2024	3,550	3,498	3,450
211607731.SRDLC, 20.99%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	2,078	2,049	2,013
211610325.SRDLC, 28.49%, 10/17/2029 (a)(r)	Lending Club	10/21/2024	13,699	13,357	2,490
211612188.SRDLC, 29.99%, 10/28/2027 (a)(r)	Lending Club	10/23/2024	1,978	1,948	1,952
211612897.SRDLC, 23.99%, 10/17/2028 (a)(n)(r)	Lending Club	10/21/2024	2,150	2,111	2,096
211614206.SRDLC, 10.49%, 10/16/2029 (a)(r)	Lending Club	10/18/2024	3,387	3,323	3,331
211617872.SRDLC, 27.49%, 10/17/2028 (a)(r)	Lending Club	10/21/2024	3,604	3,537	3,511
211618533.SRDLC, 28.99%, 10/27/2029 (a)(r)	Lending Club	10/21/2024	5,044	4,937	4,956
211619478.SRDLC, 20.99%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	1,039	1,024	1,007
211620080.SRDLC, 9.74%, 10/27/2027 (a)(r)	Lending Club	10/18/2024	9,175	9,055	9,058
211621156.SRDLC, 16.99%, 10/17/2026 (a)(r)	Lending Club	10/21/2024	858	852	853
211621206.SRDLC, 30.99%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	1,838	1,810	1,816
211625334.SRDLC, 8.74%, 10/2/2026 (a)(n)(r)	Lending Club	10/18/2024	1,314	1,307	1,311
211628722.SRDLC, 23.49%, 10/17/2026 (a)(r)	Lending Club	10/21/2024	443	440	444
211638298.SRDLC, 29.49%, 10/27/2028 (a)(r)	Lending Club	10/21/2024	4,184	4,079	1,158

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

74	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
211641271.SRDLC, 32.39%, 11/1/2029 (a)(r)	Lending Club	10/21/2024	$4,375	$4,284	$4,152
211641850.SRDLC, 15.00%, 5/31/2030 (a)(n)(r)	Lending Club	10/22/2024	4,415	4,305	4,049
211643134.SRDLC, 24.99%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	887	874	863
211643423.SRDLC, 30.49%, 10/17/2029 (a)(r)	Lending Club	10/21/2024	4,479	4,385	4,391
211643865.SRDLC, 27.49%, 10/31/2027 (a)(n)(r)	Lending Club	10/22/2024	5,974	5,825	1,159
211645327.SRDLC, 27.49%, 10/17/2027 (a)(r)	Lending Club	10/21/2024	13,826	13,610	13,599
211646516.SRDLC, 27.49%, 10/31/2027 (a)(n)(r)	Lending Club	10/21/2024	5,272	5,141	553
211648664.SRDLC, 28.99%, 10/25/2026 (a)(r)	Lending Club	10/22/2024	2,961	2,939	2,986
211649625.SRDLC, 25.49%, 10/25/2026 (a)(r)	Lending Club	10/22/2024	3,236	3,212	3,256
211650428.SRDLC, 14.49%, 10/18/2028 (a)(r)	Lending Club	10/22/2024	8,279	8,136	7,953
211653693.SRDLC, 21.49%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	1,911	1,884	1,852
211654305.SRDLC, 20.99%, 10/18/2027 (a)(n)(r)	Lending Club	10/22/2024	4,529	4,464	4,388
211654450.SRDLC, 14.99%, 10/27/2027 (a)(r)	Lending Club	10/22/2024	1,595	1,573	1,554
211656467.SRDLC, 21.49%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	2,896	2,854	2,806
211660730.SRDLC, 24.99%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	2,958	2,915	2,879
211667220.SRDLC, 9.74%, 10/24/2027 (a)(n)(r)	Lending Club	10/28/2024	5,564	5,490	5,497
211671848.SRDLC, 27.49%, 10/21/2027 (a)(r)	Lending Club	10/23/2024	6,005	5,916	5,947
211678113.SRDLC, 25.99%, 10/18/2027 (a)(r)	Lending Club	10/22/2024	1,488	1,466	1,447
211678176.SRDLC, 31.89%, 2/18/2029 (a)(n)(r)	Lending Club	10/22/2024	5,445	5,309	759
211679180.SRDLC, 32.39%, 10/18/2029 (a)(n)(r)	Lending Club	10/22/2024	2,430	2,369	255
211680129.SRDLC, 13.74%, 11/5/2028 (a)(r)	Lending Club	11/07/2024	12,714	12,492	12,626
211681648.SRDLC, 32.39%, 10/21/2029 (a)(r)	Lending Club	10/23/2024	7,596	7,436	7,453
211690816.SRDLC, 7.83%, 10/25/2028 (a)(r)	Lending Club	10/29/2024	26,441	26,003	26,412
211699716.SRDLC, 8.24%, 10/21/2027 (a)(r)	Lending Club	10/23/2024	6,369	6,285	6,291
211706352.SRDLC, 13.74%, 10/22/2029 (a)(n)(r)	Lending Club	10/24/2024	7,380	7,196	773
211709941.SRDLC, 16.49%, 10/21/2029 (a)(r)	Lending Club	10/23/2024	16,563	16,240	16,231
211715137.SRDLC, 9.74%, 10/23/2027 (a)(n)(r)	Lending Club	10/25/2024	3,777	3,726	3,730
211725389.SRDLC, 20.25%, 10/21/2029 (a)(r)	Lending Club	10/23/2024	16,054	15,733	15,457
211739637.SRDLC, 18.99%, 11/15/2026 (a)(n)(r)	Lending Club	11/13/2024	1,846	1,800	193
211741577.SRDLC, 29.49%, 10/31/2029 (a)(n)(r)	Lending Club	10/28/2024	22,199	21,644	1,425
211742495.SRDLC, 24.24%, 10/21/2029 (a)(n)(r)	Lending Club	10/23/2024	8,328	8,120	873
211751095.SRDLC, 15.50%, 10/22/2027 (a)(r)	Lending Club	10/24/2024	1,394	1,374	1,367
211755003.SRDLC, 22.49%, 2/22/2027 (a)(n)(r)	Lending Club	10/24/2024	5,117	4,989	536
211788018.SRDLC, 7.24%, 10/23/2027 (a)(r)	Lending Club	10/25/2024	6,746	6,658	6,681
211795218.SRDLC, 9.74%, 10/23/2027 (a)(r)	Lending Club	10/25/2024	2,291	2,261	2,262
211796468.SRDLC, 21.49%, 10/23/2027 (a)(r)	Lending Club	10/25/2024	9,676	9,536	9,392
211796634.SRDLC, 15.74%, 10/23/2029 (a)(r)	Lending Club	10/25/2024	12,044	11,810	11,646
211802808.SRDLC, 14.24%, 10/23/2027 (a)(r)	Lending Club	10/25/2024	22,117	21,813	21,664
211802885.SRDLC, 7.24%, 10/23/2027 (a)(r)	Lending Club	10/25/2024	6,488	6,403	6,429
211804500.SRDLC, 13.99%, 10/30/2027 (a)(n)(r)	Lending Club	11/01/2024	1,987	1,960	1,951
211809160.SRDLC, 22.49%, 11/28/2028 (a)(r)	Lending Club	11/22/2024	9,736	9,555	9,518
211810054.SRDLC, 9.74%, 10/29/2027 (a)(r)	Lending Club	10/31/2024	20,915	20,631	20,673
211818156.SRDLC, 31.89%, 10/28/2028 (a)(r)	Lending Club	10/30/2024	11,411	11,193	11,181
211827137.SRDLC, 17.99%, 10/24/2029 (a)(r)	Lending Club	10/28/2024	19,675	19,287	19,136
211827148.SRDLC, 10.74%, 10/24/2026 (a)(r)	Lending Club	10/28/2024	4,056	4,029	4,047
211830260.SRDLC, 13.74%, 10/28/2029 (a)(r)	Lending Club	10/30/2024	5,375	5,272	5,278
211830375.SRDLC, 20.99%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	2,973	2,928	2,872
211833043.SRDLC, 14.25%, 10/25/2029 (a)(r)	Lending Club	10/29/2024	30,810	30,215	29,944
211833430.SRDLC, 21.49%, 10/31/2027 (a)(n)(r)	Lending Club	10/31/2024	14,493	14,267	13,993
211836473.SRDLC, 12.74%, 10/24/2030 (a)(r)	Lending Club	10/28/2024	11,427	11,193	11,205
211836705.SRDLC, 15.49%, 10/25/2029 (a)(n)(r)	Lending Club	10/29/2024	710	697	707
211849428.SRDLC, 11.49%, 10/25/2027 (a)(r)	Lending Club	10/29/2024	1,345	1,326	1,328

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	75

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
211859957.SRDLC, 12.49%, 11/1/2027 (a)(r)	Lending Club	10/31/2024	$13,794	$13,602	$13,460
211863518.SRDLC, 6.74%, 3/28/2028 (a)(r)	Lending Club	10/30/2024	16,185	15,925	16,027
211866440.SRDLC, 21.99%, 11/5/2026 (a)(r)	Lending Club	11/07/2024	3,053	3,030	3,021
211867631.SRDLC, 32.39%, 11/14/2029 (a)(r)	Lending Club	11/08/2024	9,213	8,983	2,403
211878341.SRDLC, 20.99%, 11/4/2029 (a)(n)(r)	Lending Club	11/06/2024	8,220	8,048	7,830
211880263.SRDLC, 12.99%, 10/28/2027 (a)(r)	Lending Club	10/30/2024	27,140	26,766	26,437
211880623.SRDLC, 25.99%, 10/31/2029 (a)(n)(r)	Lending Club	10/30/2024	20,031	19,601	19,530
211882041.SRDLC, 21.49%, 11/4/2027 (a)(r)	Lending Club	11/06/2024	7,276	7,169	6,968
211886136.SRDLC, 10.49%, 10/28/2028 (a)(r)	Lending Club	10/30/2024	17,020	16,732	16,986
211887025.SRDLC, 11.24%, 10/28/2029 (a)(r)	Lending Club	10/30/2024	15,881	15,579	15,641
211891052.SRDLC, 29.99%, 11/19/2028 (a)(r)	Lending Club	11/21/2024	3,851	3,777	3,749
211891641.SRDLC, 28.99%, 11/12/2026 (a)(n)(r)	Lending Club	11/14/2024	3,573	3,484	374
211900969.SRDLC, 15.74%, 10/28/2030 (a)(r)	Lending Club	10/30/2024	11,202	10,965	10,999
211912482.SRDLC, 5.00%, 5/28/2030 (a)(n)(r)	Lending Club	10/30/2024	30,016	29,291	22,692
211923265.SRDLC, 14.99%, 11/25/2027 (a)(r)	Lending Club	11/15/2024	4,984	4,912	4,801
211941845.SRDLC, 14.24%, 11/4/2027 (a)(n)(r)	Lending Club	11/06/2024	7,119	6,941	746
211943330.SRDLC, 26.49%, 11/30/2029 (a)(n)(r)	Lending Club	11/20/2024	7,184	7,031	6,845
211948493.SRDLC, 29.99%, 11/5/2028 (a)(r)	Lending Club	11/07/2024	3,813	3,740	3,680
211962006.SRDLC, 24.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2024	689	684	687
211979091.SRDLC, 24.49%, 11/18/2027 (a)(n)(r)	Lending Club	11/20/2024	21,004	20,479	2,201
211991181.SRDLC, 16.24%, 10/31/2027 (a)(n)(r)	Lending Club	11/04/2024	1,399	1,379	1,375
212000556.SRDLC, 17.49%, 11/6/2028 (a)(r)	Lending Club	11/08/2024	3,609	3,545	3,390
212003950.SRDLC, 30.99%, 11/18/2027 (a)(r)	Lending Club	11/20/2024	12,740	12,537	12,538
212009885.SRDLC, 8.24%, 11/4/2027 (a)(r)	Lending Club	11/06/2024	14,071	13,882	13,870
212030685.SRDLC, 12.49%, 11/30/2027 (a)(n)(r)	Lending Club	12/03/2024	20,105	19,806	19,604
212031731.SRDLC, 24.99%, 11/4/2027 (a)(r)	Lending Club	11/06/2024	1,237	1,219	1,192
212038815.SRDLC, 13.74%, 11/4/2029 (a)(r)	Lending Club	11/06/2024	3,519	3,451	3,436
212042445.SRDLC, 12.99%, 11/4/2027 (a)(r)	Lending Club	11/06/2024	6,158	6,072	6,021
212043602.SRDLC, 10.74%, 11/4/2028 (a)(r)	Lending Club	11/06/2024	27,743	27,271	27,557
212047088.SRDLC, 10.49%, 11/4/2029 (a)(r)	Lending Club	11/06/2024	26,784	26,277	26,299
212065246.SRDLC, 28.49%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	2,523	2,483	2,487
212072441.SRDLC, 28.49%, 11/4/2027 (a)(n)(r)	Lending Club	11/06/2024	2,217	2,162	408
212073316.SRDLC, 24.99%, 11/4/2027 (a)(r)	Lending Club	11/06/2024	1,785	1,758	1,720
212073519.SRDLC, 20.99%, 11/7/2029 (a)(r)	Lending Club	11/12/2024	14,629	14,333	14,045
212076054.SRDLC, 10.99%, 11/4/2026 (a)(r)	Lending Club	11/06/2024	1,130	1,123	1,120
212084048.SRDLC, 7.00%, 11/5/2027 (a)(r)	Lending Club	11/07/2024	13,845	13,660	13,695
212085057.SRDLC, 16.00%, 11/5/2029 (a)(r)	Lending Club	11/07/2024	28,906	28,339	27,683
212085491.SRDLC, 18.49%, 11/4/2028 (a)(r)	Lending Club	11/06/2024	4,719	4,635	4,429
212085986.SRDLC, 19.49%, 11/20/2026 (a)(r)	Lending Club	11/07/2024	1,617	1,604	1,607
212087175.SRDLC, 20.99%, 11/4/2027 (a)(r)	Lending Club	11/06/2024	2,418	2,383	2,324
212088656.SRDLC, 28.99%, 11/6/2026 (a)(r)	Lending Club	11/08/2024	494	490	497
212089191.SRDLC, 12.99%, 11/1/2027 (a)(r)	Lending Club	11/07/2024	10,019	9,880	9,673
212090690.SRDLC, 31.89%, 11/8/2028 (a)(r)	Lending Club	11/13/2024	4,663	4,573	4,512
212091831.SRDLC, 17.99%, 11/5/2026 (a)(n)(r)	Lending Club	11/07/2024	835	814	268
212093389.SRDLC, 15.99%, 11/5/2027 (a)(r)	Lending Club	11/07/2024	3,813	3,759	3,663
212094438.SRDLC, 20.99%, 11/15/2028 (a)(r)	Lending Club	11/07/2024	18,593	18,254	18,102
212095046.SRDLC, 22.49%, 11/5/2028 (a)(r)	Lending Club	11/07/2024	2,226	2,185	2,169
212096512.SRDLC, 23.99%, 11/20/2027 (a)(r)	Lending Club	11/07/2024	3,731	3,659	3,608
212097847.SRDLC, 20.49%, 11/5/2026 (a)(r)	Lending Club	11/07/2024	1,286	1,276	1,275
212102293.SRDLC, 22.99%, 11/5/2026 (a)(n)(r)	Lending Club	11/07/2024	2,236	2,219	2,234
212104255.SRDLC, 28.49%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	9,460	9,312	9,321
212111590.SRDLC, 21.99%, 11/11/2028 (a)(r)	Lending Club	11/08/2024	18,601	18,262	18,099

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

76	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
212111910.SRDLC, 30.99%, 11/12/2027 (a)(r)	Lending Club	11/08/2024	$3,223	$3,172	$3,144
212115324.SRDLC, 29.49%, 11/18/2029 (a)(r)	Lending Club	11/20/2024	12,639	12,331	12,272
212115923.SRDLC, 24.99%, 11/6/2027 (a)(r)	Lending Club	11/08/2024	4,330	4,265	4,177
212116569.SRDLC, 23.49%, 11/6/2027 (a)(r)	Lending Club	11/08/2024	3,680	3,625	3,551
212118735.SRDLC, 32.39%, 10/31/2029 (a)(n)(r)	Lending Club	11/08/2024	4,689	4,590	4,538
212125309.SRDLC, 22.49%, 11/27/2027 (a)(r)	Lending Club	11/22/2024	7,373	7,259	7,119
212127095.SRDLC, 14.24%, 11/6/2026 (a)(r)	Lending Club	11/08/2024	1,607	1,596	1,607
212129603.SRDLC, 10.74%, 11/20/2028 (a)(r)	Lending Club	11/12/2024	6,320	6,189	6,277
212138570.SRDLC, 21.49%, 11/7/2027 (a)(r)	Lending Club	11/12/2024	6,305	6,212	6,068
212139079.SRDLC, 15.00%, 3/20/2030 (a)(n)(r)	Lending Club	11/22/2024	10,719	10,453	8,579
212140073.SRDLC, 32.39%, 11/7/2029 (a)(r)	Lending Club	11/12/2024	12,822	12,549	12,432
212143411.SRDLC, 13.74%, 11/7/2029 (a)(r)	Lending Club	11/12/2024	110	108	109
212147696.SRDLC, 30.99%, 11/26/2027 (a)(r)	Lending Club	11/14/2024	2,635	2,592	2,593
212155486.SRDLC, 21.49%, 11/22/2026 (a)(n)(r)	Lending Club	11/26/2024	8,876	8,654	930
212162245.SRDLC, 12.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2024	7,970	7,909	7,913
212163767.SRDLC, 22.49%, 12/1/2027 (a)(n)(r)	Lending Club	11/21/2024	3,457	3,371	362
212164372.SRDLC, 22.99%, 11/7/2027 (a)(r)	Lending Club	11/12/2024	7,950	7,832	7,681
212166390.SRDLC, 32.39%, 5/20/2030 (a)(r)	Lending Club	11/22/2024	8,605	8,389	1,206
212175279.SRDLC, 26.99%, 4/8/2029 (a)(n)(r)	Lending Club	11/13/2024	18,378	17,918	1,926
212187695.SRDLC, 18.99%, 11/23/2027 (a)(r)	Lending Club	11/14/2024	2,600	2,561	2,508
212191378.SRDLC, 32.39%, 11/20/2029 (a)(n)(r)	Lending Club	11/22/2024	11,473	11,186	1,202
212195852.SRDLC, 24.99%, 11/19/2027 (a)(n)(r)	Lending Club	11/21/2024	5,430	5,294	970
212202409.SRDLC, 15.74%, 11/12/2027 (a)(r)	Lending Club	11/14/2024	4,686	4,618	4,578
212202605.SRDLC, 10.49%, 11/15/2028 (a)(r)	Lending Club	11/19/2024	9,031	8,873	9,001
212212202.SRDLC, 18.74%, 11/12/2029 (a)(r)	Lending Club	11/14/2024	14,050	13,769	13,472
212213030.SRDLC, 10.99%, 11/14/2028 (a)(r)	Lending Club	11/18/2024	5,210	5,120	5,200
212213665.SRDLC, 26.49%, 11/19/2026 (a)(r)	Lending Club	11/14/2024	3,145	3,066	993
212214928.SRDLC, 8.24%, 11/18/2027 (a)(r)	Lending Club	11/20/2024	4,427	4,366	4,370
212215137.SRDLC, 12.49%, 11/19/2029 (a)(r)	Lending Club	11/21/2024	21,743	21,322	21,132
212216513.SRDLC, 21.49%, 11/12/2027 (a)(r)	Lending Club	11/14/2024	1,576	1,553	1,519
212216568.SRDLC, 19.99%, 11/6/2027 (a)(n)(r)	Lending Club	11/14/2024	2,852	2,808	2,743
212223334.SRDLC, 13.49%, 11/12/2030 (a)(r)	Lending Club	11/14/2024	18,276	17,898	17,903
212224062.SRDLC, 24.99%, 11/19/2028 (a)(r)	Lending Club	11/21/2024	7,516	7,374	7,317
212226158.SRDLC, 10.25%, 11/12/2028 (a)(r)	Lending Club	11/14/2024	27,659	27,186	27,507
212237741.SRDLC, 7.07%, 11/12/2028 (a)(r)	Lending Club	11/14/2024	12,874	12,659	12,861
212243888.SRDLC, 26.99%, 11/12/2027 (a)(r)	Lending Club	11/14/2024	3,753	3,696	3,684
212247989.SRDLC, 23.99%, 11/13/2028 (a)(r)	Lending Club	11/15/2024	3,726	3,648	3,608
212254603.SRDLC, 26.49%, 2/12/2027 (a)(n)(r)	Lending Club	11/14/2024	4,250	4,144	1,477
212254897.SRDLC, 29.49%, 11/12/2029 (a)(r)	Lending Club	11/14/2024	12,672	12,405	12,324
212258158.SRDLC, 14.99%, 11/16/2027 (a)(r)	Lending Club	11/14/2024	4,673	4,606	4,492
212260739.SRDLC, 22.99%, 11/15/2028 (a)(n)(r)	Lending Club	11/21/2024	5,934	5,824	5,769
212262455.SRDLC, 15.99%, 11/12/2027 (a)(r)	Lending Club	11/14/2024	7,626	7,517	7,339
212262562.SRDLC, 29.49%, 11/22/2029 (a)(r)	Lending Club	11/14/2024	20,601	20,181	19,869
212267422.SRDLC, 24.49%, 11/13/2029 (a)(r)	Lending Club	11/15/2024	4,958	4,856	4,830
212270931.SRDLC, 26.99%, 11/20/2028 (a)(r)	Lending Club	11/22/2024	2,278	2,234	2,220
212272608.SRDLC, 15.99%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	3,521	3,469	3,387
212272881.SRDLC, 20.49%, 11/27/2026 (a)(r)	Lending Club	11/22/2024	7,467	7,405	7,431
212282102.SRDLC, 7.66%, 11/14/2027 (a)(n)(r)	Lending Club	11/18/2024	11,431	11,274	11,284
212286537.SRDLC, 20.99%, 11/22/2027 (a)(r)	Lending Club	11/20/2024	3,638	3,583	3,507
212289297.SRDLC, 11.24%, 11/18/2028 (a)(r)	Lending Club	11/20/2024	16,697	16,408	16,617
212289900.SRDLC, 32.39%, 3/31/2031 (a)(n)(r)	Lending Club	11/20/2024	14,232	13,876	13,206
212291473.SRDLC, 20.99%, 11/18/2029 (a)(n)(r)	Lending Club	11/20/2024	16,235	15,913	15,634

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	77

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
212294050.SRDLC, 24.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2024	$366	$363	$366
212298409.SRDLC, 21.49%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	7,275	7,166	7,030
212302097.SRDLC, 22.49%, 11/23/2027 (a)(r)	Lending Club	11/21/2024	6,132	6,039	5,908
212315272.SRDLC, 22.99%, 11/27/2028 (a)(r)	Lending Club	11/20/2024	7,517	7,377	7,307
212318956.SRDLC, 24.99%, 11/25/2028 (a)(r)	Lending Club	11/20/2024	4,986	4,892	4,853
212333158.SRDLC, 23.99%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	12,716	12,521	12,334
212339614.SRDLC, 25.99%, 11/20/2028 (a)(r)	Lending Club	11/22/2024	13,598	13,341	13,241
212346529.SRDLC, 23.49%, 11/18/2028 (a)(r)	Lending Club	11/20/2024	1,790	1,757	1,742
212351572.SRDLC, 30.99%, 11/18/2027 (a)(r)	Lending Club	11/20/2024	9,589	9,437	9,437
212353140.SRDLC, 24.99%, 11/19/2028 (a)(r)	Lending Club	11/21/2024	3,758	3,688	3,658
212356804.SRDLC, 26.49%, 11/17/2029 (a)(r)	Lending Club	11/19/2024	12,197	11,897	11,842
212356819.SRDLC, 19.49%, 11/19/2026 (a)(r)	Lending Club	11/21/2024	1,007	999	1,002
212359337.SRDLC, 28.99%, 11/25/2026 (a)(r)	Lending Club	11/19/2024	2,051	2,033	2,073
212360226.SRDLC, 21.49%, 11/15/2027 (a)(n)(r)	Lending Club	11/19/2024	3,203	3,128	3,071
212361733.SRDLC, 23.99%, 11/15/2026 (a)(r)	Lending Club	11/19/2024	1,542	1,530	1,542
212364539.SRDLC, 25.99%, 11/3/2027 (a)(r)	Lending Club	11/19/2024	2,439	2,402	2,356
212365062.SRDLC, 23.49%, 3/19/2028 (a)(n)(r)	Lending Club	11/21/2024	11,863	11,566	1,243
212365965.SRDLC, 26.49%, 11/18/2027 (a)(r)	Lending Club	11/20/2024	9,354	9,208	9,065
212367294.SRDLC, 20.99%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	2,902	2,858	2,803
212368248.SRDLC, 14.99%, 11/28/2027 (a)(n)(r)	Lending Club	11/20/2024	4,705	4,637	4,530
212368843.SRDLC, 30.99%, 11/18/2027 (a)(r)	Lending Club	11/20/2024	4,155	4,089	4,089
212369277.SRDLC, 21.49%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	12,125	11,943	11,717
212372136.SRDLC, 32.39%, 11/20/2029 (a)(r)	Lending Club	11/22/2024	9,378	9,193	9,154
212373207.SRDLC, 28.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2024	2,293	2,274	2,323
212373222.SRDLC, 30.49%, 11/18/2029 (a)(r)	Lending Club	11/20/2024	4,665	4,566	4,553
212376456.SRDLC, 16.99%, 11/18/2026 (a)(r)	Lending Club	11/20/2024	393	390	390
212376699.SRDLC, 26.49%, 3/19/2028 (a)(r)	Lending Club	11/21/2024	3,631	3,540	3,435
212377735.SRDLC, 22.49%, 11/18/2027 (a)(r)	Lending Club	11/20/2024	3,049	3,003	2,944
212377798.SRDLC, 10.99%, 11/28/2026 (a)(n)(r)	Lending Club	11/20/2024	6,514	6,351	683
212378318.SRDLC, 23.99%, 11/18/2026 (a)(r)	Lending Club	11/20/2024	616	611	618
212378754.SRDLC, 17.49%, 11/3/2028 (a)(n)(r)	Lending Club	11/20/2024	2,839	2,788	2,667
212378879.SRDLC, 22.49%, 11/18/2027 (a)(r)	Lending Club	11/20/2024	3,049	3,003	2,944
212380088.SRDLC, 7.24%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	2,219	2,188	2,197
212381874.SRDLC, 23.99%, 11/18/2028 (a)(r)	Lending Club	11/20/2024	6,992	6,861	6,805
212381896.SRDLC, 19.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2024	8,332	8,175	8,277
212382255.SRDLC, 28.99%, 11/18/2026 (a)(r)	Lending Club	11/20/2024	1,058	1,049	1,071
212385813.SRDLC, 30.99%, 12/2/2027 (a)(r)	Lending Club	11/21/2024	4,840	4,763	4,648
212389539.SRDLC, 26.49%, 11/18/2029 (a)(r)	Lending Club	11/20/2024	5,420	5,308	5,288
212395311.SRDLC, 28.49%, 11/18/2029 (a)(r)	Lending Club	11/20/2024	8,412	8,235	8,217
212410244.SRDLC, 23.99%, 11/25/2027 (a)(r)	Lending Club	11/27/2024	3,683	3,626	3,581
212411115.SRDLC, 12.99%, 11/20/2027 (a)(n)(r)	Lending Club	11/22/2024	5,875	5,728	616
212417176.SRDLC, 30.99%, 11/30/2027 (a)(n)(r)	Lending Club	11/20/2024	4,563	4,480	4,444
212424214.SRDLC, 19.49%, 11/18/2026 (a)(r)	Lending Club	11/20/2024	1,164	1,155	1,159
212424233.SRDLC, 24.99%, 11/18/2026 (a)(r)	Lending Club	11/20/2024	688	683	691
212437043.SRDLC, 26.49%, 11/19/2028 (a)(n)(r)	Lending Club	11/21/2024	3,796	3,701	984
212437727.SRDLC, 6.49%, 11/21/2027 (a)(r)	Lending Club	11/25/2024	23,180	22,863	22,953
212438214.SRDLC, 24.49%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	6,785	6,681	6,584
212438980.SRDLC, 32.39%, 5/27/2030 (a)(r)	Lending Club	11/21/2024	15,066	14,697	14,438
212440195.SRDLC, 15.00%, 6/20/2030 (a)(n)(r)	Lending Club	11/20/2024	5,376	5,245	5,015
212440716.SRDLC, 22.49%, 6/19/2029 (a)(r)	Lending Club	11/21/2024	12,149	11,890	11,715
212444137.SRDLC, 32.39%, 11/19/2029 (a)(r)	Lending Club	11/21/2024	19,660	19,239	19,184
212445795.SRDLC, 30.99%, 11/22/2027 (a)(n)(r)	Lending Club	11/20/2024	1,730	1,686	330

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

78	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
212446188.SRDLC, 30.99%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	$767	$755	$755
212447463.SRDLC, 24.99%, 11/18/2027 (a)(r)	Lending Club	11/20/2024	4,021	3,959	3,898
212447916.SRDLC, 30.99%, 11/21/2027 (a)(r)	Lending Club	11/25/2024	5,954	5,859	5,866
212464205.SRDLC, 14.99%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	4,081	4,022	3,935
212470208.SRDLC, 25.49%, 11/19/2029 (a)(r)	Lending Club	11/21/2024	12,453	12,195	12,160
212473125.SRDLC, 8.49%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	5,313	5,240	5,244
212474168.SRDLC, 23.99%, 11/19/2026 (a)(r)	Lending Club	11/21/2024	1,041	1,016	1,042
212476233.SRDLC, 20.49%, 11/23/2027 (a)(r)	Lending Club	11/21/2024	9,086	8,950	8,757
212481257.SRDLC, 30.49%, 11/19/2029 (a)(r)	Lending Club	11/21/2024	6,532	6,393	6,379
212483697.SRDLC, 24.99%, 11/25/2027 (a)(r)	Lending Club	11/21/2024	3,742	3,684	3,624
212485367.SRDLC, 22.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2024	1,663	1,650	1,656
212485749.SRDLC, 22.49%, 11/19/2028 (a)(r)	Lending Club	11/21/2024	1,484	1,456	1,452
212487831.SRDLC, 21.74%, 11/28/2029 (a)(r)	Lending Club	11/21/2024	10,696	10,475	10,284
212487904.SRDLC, 24.99%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	8,660	8,527	8,398
212488555.SRDLC, 22.49%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	2,439	2,402	2,356
212488949.SRDLC, 30.99%, 11/25/2027 (a)(r)	Lending Club	11/21/2024	1,287	1,266	1,265
212490624.SRDLC, 25.99%, 6/23/2029 (a)(r)	Lending Club	11/25/2024	8,543	8,341	8,178
212490932.SRDLC, 14.99%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	2,623	2,586	2,529
212491349.SRDLC, 20.99%, 11/24/2027 (a)(r)	Lending Club	11/21/2024	1,824	1,797	1,760
212491651.SRDLC, 22.49%, 11/19/2028 (a)(r)	Lending Club	11/21/2024	13,355	13,108	13,069
212491957.SRDLC, 20.99%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	1,814	1,786	1,752
212493555.SRDLC, 22.49%, 11/19/2028 (a)(r)	Lending Club	11/21/2024	1,595	1,565	1,561
212494426.SRDLC, 30.49%, 11/15/2029 (a)(n)(r)	Lending Club	11/21/2024	6,327	6,169	663
212495119.SRDLC, 28.99%, 11/19/2026 (a)(r)	Lending Club	11/21/2024	706	700	714
212508198.SRDLC, 27.49%, 12/1/2027 (a)(n)(r)	Lending Club	11/22/2024	3,978	3,919	3,823
212516141.SRDLC, 30.49%, 5/19/2030 (a)(r)	Lending Club	11/21/2024	10,563	10,299	884
212518200.SRDLC, 29.99%, 11/20/2029 (a)(r)	Lending Club	11/22/2024	21,163	20,715	20,687
212518235.SRDLC, 24.49%, 11/19/2028 (a)(r)	Lending Club	11/21/2024	11,246	11,035	10,950
212518686.SRDLC, 32.39%, 11/19/2029 (a)(r)	Lending Club	11/21/2024	12,048	11,789	11,705
212518697.SRDLC, 23.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2024	650	642	651
212519135.SRDLC, 31.89%, 11/25/2028 (a)(r)	Lending Club	11/22/2024	1,959	1,920	1,909
212520352.SRDLC, 24.99%, 12/3/2028 (a)(r)	Lending Club	11/21/2024	4,940	4,848	4,735
212520627.SRDLC, 27.49%, 11/30/2027 (a)(n)(r)	Lending Club	11/22/2024	2,846	2,801	2,777
212521296.SRDLC, 26.49%, 12/2/2028 (a)(r)	Lending Club	11/22/2024	4,011	3,935	3,833
212522323.SRDLC, 28.49%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	4,415	4,346	4,350
212522626.SRDLC, 25.49%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	6,513	6,413	6,318
212523124.SRDLC, 15.99%, 11/28/2027 (a)(r)	Lending Club	11/21/2024	4,454	4,389	4,306
212525173.SRDLC, 24.99%, 11/25/2027 (a)(r)	Lending Club	11/21/2024	749	738	725
212525214.SRDLC, 23.49%, 11/19/2026 (a)(r)	Lending Club	11/21/2024	1,705	1,691	1,712
212526438.SRDLC, 21.49%, 11/19/2027 (a)(r)	Lending Club	11/21/2024	5,525	5,441	5,352
212528704.SRDLC, 26.49%, 11/20/2029 (a)(n)(r)	Lending Club	11/22/2024	4,978	4,873	4,860
212529272.SRDLC, 23.99%, 11/20/2029 (a)(r)	Lending Club	11/22/2024	5,771	5,652	5,642
212530777.SRDLC, 30.99%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	641	629	628
212530790.SRDLC, 16.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2024	654	649	650
212531060.SRDLC, 21.49%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	10,919	10,706	10,519
212532549.SRDLC, 8.24%, 11/25/2027 (a)(r)	Lending Club	11/27/2024	20,660	20,372	20,403
212532732.SRDLC, 28.49%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	3,784	3,725	3,731
212533309.SRDLC, 32.39%, 11/26/2029 (a)(r)	Lending Club	11/25/2024	9,458	9,252	9,235
212533756.SRDLC, 30.99%, 11/25/2027 (a)(r)	Lending Club	11/22/2024	7,717	7,592	7,584
212534812.SRDLC, 6.82%, 11/20/2028 (a)(r)	Lending Club	11/22/2024	12,853	12,637	12,845
212534930.SRDLC, 22.49%, 11/20/2028 (a)(r)	Lending Club	11/22/2024	2,226	2,185	2,179
212536138.SRDLC, 25.49%, 11/20/2026 (a)(r)	Lending Club	11/22/2024	3,454	3,425	3,467

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	79

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
212536216.SRDLC, 24.99%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	$742	$731	$720
212536891.SRDLC, 31.89%, 11/24/2028 (a)(r)	Lending Club	11/22/2024	15,648	15,339	15,234
212540163.SRDLC, 30.99%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	831	818	819
212542093.SRDLC, 27.49%, 4/30/2027 (a)(n)(r)	Lending Club	11/22/2024	2,033	1,982	213
212543209.SRDLC, 19.99%, 11/20/2029 (a)(r)	Lending Club	11/22/2024	24,260	23,770	23,318
212543418.SRDLC, 5.00%, 11/20/2029 (a)(n)(r)	Lending Club	11/22/2024	7,940	7,742	7,703
212545683.SRDLC, 20.99%, 11/22/2027 (a)(n)(r)	Lending Club	11/26/2024	9,547	9,402	9,169
212545957.SRDLC, 24.99%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	9,279	9,136	9,002
212546095.SRDLC, 14.99%, 5/20/2028 (a)(n)(r)	Lending Club	11/22/2024	20,972	20,448	2,198
212546500.SRDLC, 18.99%, 11/20/2026 (a)(r)	Lending Club	11/22/2024	663	658	660
212553178.SRDLC, 17.99%, 11/20/2027 (a)(r)	Lending Club	11/22/2024	594	585	572
212557371.SRDLC, 27.99%, 11/20/2029 (a)(r)	Lending Club	11/22/2024	4,197	4,109	4,106
212559322.SRDLC, 10.99%, 11/21/2026 (a)(r)	Lending Club	11/25/2024	1,240	1,231	1,232
212565179.SRDLC, 17.49%, 11/21/2028 (a)(n)(r)	Lending Club	11/25/2024	9,623	9,449	9,070
212568909.SRDLC, 10.49%, 11/26/2027 (a)(r)	Lending Club	11/29/2024	6,799	6,703	6,714
212571011.SRDLC, 27.49%, 1/14/2029 (a)(r)	Lending Club	1/16/2025	5,718	5,651	5,576
212584898.SRDLC, 10.74%, 11/22/2028 (a)(r)	Lending Club	11/26/2024	11,094	10,902	11,048
212618843.SRDLC, 9.24%, 11/25/2027 (a)(r)	Lending Club	11/27/2024	12,677	12,496	12,539
212626756.SRDLC, 15.24%, 11/25/2027 (a)(r)	Lending Club	11/27/2024	10,846	10,688	10,629
212702290.SRDLC, 13.99%, 12/17/2028 (a)(r)	Lending Club	12/04/2024	31,260	30,479	7,152
212722882.SRDLC, 11.24%, 12/2/2029 (a)(r)	Lending Club	12/04/2024	18,849	18,484	18,450
212753383.SRDLC, 14.25%, 12/8/2028 (a)(r)	Lending Club	12/04/2024	12,412	12,189	12,065
212784247.SRDLC, 13.74%, 12/2/2029 (a)(r)	Lending Club	12/04/2024	18,470	18,107	17,964
213012488.SRDLC, 23.49%, 1/14/2028 (a)(r)	Lending Club	1/16/2025	6,658	6,593	6,414
213144753.SRDLC, 32.39%, 1/21/2030 (a)(r)	Lending Club	1/16/2025	8,934	8,804	8,634
213229711.SRDLC, 23.99%, 1/15/2028 (a)(n)(r)	Lending Club	1/17/2025	2,997	2,968	2,900
213308773.SRDLC, 24.99%, 1/24/2027 (a)(r)	Lending Club	1/22/2025	2,108	2,094	2,116
213320450.SRDLC, 23.99%, 1/25/2028 (a)(r)	Lending Club	1/24/2025	3,151	3,118	3,063
213345457.SRDLC, 25.99%, 1/15/2029 (a)(r)	Lending Club	1/17/2025	3,038	3,002	2,951
213365097.SRDLC, 32.39%, 1/17/2030 (a)(r)	Lending Club	1/22/2025	13,132	12,960	12,830
213391111.SRDLC, 26.49%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	4,729	4,682	4,574
213394808.SRDLC, 27.49%, 1/15/2029 (a)(r)	Lending Club	1/29/2025	6,253	6,178	6,130
213416359.SRDLC, 12.99%, 1/14/2028 (a)(r)	Lending Club	1/16/2025	15,745	15,599	15,194
213421520.SRDLC, 19.99%, 1/14/2028 (a)(r)	Lending Club	1/16/2025	785	777	757
213436223.SRDLC, 9.99%, 1/27/2027 (a)(r)	Lending Club	1/29/2025	6,376	6,338	6,358
213469359.SRDLC, 15.74%, 1/5/2029 (a)(n)(r)	Lending Club	1/22/2025	22,410	22,160	22,147
213492359.SRDLC, 15.99%, 1/21/2028 (a)(n)(r)	Lending Club	1/23/2025	6,407	6,316	6,168
213493334.SRDLC, 31.89%, 1/14/2029 (a)(r)	Lending Club	1/16/2025	3,235	3,196	3,151
213493521.SRDLC, 25.99%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	2,024	2,003	1,950
213500714.SRDLC, 8.24%, 1/17/2028 (a)(r)	Lending Club	1/22/2025	13,487	13,364	13,282
213504137.SRDLC, 20.49%, 1/14/2028 (a)(r)	Lending Club	1/16/2025	9,834	9,739	9,487
213508920.SRDLC, 26.99%, 1/15/2030 (a)(r)	Lending Club	1/17/2025	6,052	5,974	5,909
213520528.SRDLC, 14.24%, 1/24/2030 (a)(r)	Lending Club	1/28/2025	10,962	10,828	10,600
213544190.SRDLC, 9.74%, 1/17/2028 (a)(r)	Lending Club	1/22/2025	8,039	7,965	7,850
213556046.SRDLC, 28.49%, 1/5/2030 (a)(r)	Lending Club	1/17/2025	8,696	8,584	8,466
213559151.SRDLC, 19.99%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	8,501	8,419	8,205
213569278.SRDLC, 22.49%, 1/24/2028 (a)(r)	Lending Club	1/28/2025	7,948	7,869	7,697
213578828.SRDLC, 21.49%, 1/27/2027 (a)(r)	Lending Club	1/29/2025	3,405	3,383	3,398
213594966.SRDLC, 23.99%, 9/15/2029 (a)(n)(r)	Lending Club	1/17/2025	1,704	1,679	179
213600778.SRDLC, 18.99%, 1/15/2027 (a)(r)	Lending Club	1/17/2025	839	834	835
213606716.SRDLC, 13.99%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	9,499	9,410	9,168
213606778.SRDLC, 15.24%, 1/21/2028 (a)(r)	Lending Club	1/23/2025	1,275	1,263	1,242

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

80	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
213612896.SRDLC, 18.99%, 1/5/2027 (a)(n)(r)	Lending Club	1/17/2025	$2,067	$2,055	$2,050
213629074.SRDLC, 6.00%, 2/15/2030 (a)(r)	Lending Club	1/17/2025	4,734	4,670	4,578
213633922.SRDLC, 20.49%, 1/15/2028 (a)(n)(r)	Lending Club	1/17/2025	11,726	11,550	1,229
213639503.SRDLC, 32.39%, 1/15/2030 (a)(r)	Lending Club	1/17/2025	13,132	12,960	12,792
213641455.SRDLC, 15.99%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	3,201	3,171	3,088
213647543.SRDLC, 32.39%, 1/27/2030 (a)(n)(r)	Lending Club	1/29/2025	7,635	7,521	—
213648208.SRDLC, 28.49%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	10,232	10,129	10,029
213652198.SRDLC, 20.49%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	7,867	7,791	7,593
213653532.SRDLC, 30.99%, 1/3/2028 (a)(n)(r)	Lending Club	1/17/2025	676	669	657
213655155.SRDLC, 24.99%, 1/15/2030 (a)(r)	Lending Club	1/17/2025	5,111	5,045	4,986
213661984.SRDLC, 15.00%, 6/8/2028 (a)(n)(r)	Lending Club	1/17/2025	2,324	2,292	2,109
213663584.SRDLC, 21.49%, 1/15/2029 (a)(r)	Lending Club	1/17/2025	1,160	1,146	1,138
213665420.SRDLC, 24.49%, 1/15/2030 (a)(r)	Lending Club	1/17/2025	15,301	15,107	14,932
213668415.SRDLC, 24.99%, 1/18/2028 (a)(r)	Lending Club	1/17/2025	8,755	8,668	8,440
213669584.SRDLC, 14.99%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	2,611	2,586	2,519
213672263.SRDLC, 29.49%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	3,427	3,392	3,358
213672690.SRDLC, 23.49%, 1/25/2030 (a)(n)(r)	Lending Club	1/17/2025	18,754	18,472	3,295
213675774.SRDLC, 22.99%, 1/26/2028 (a)(n)(r)	Lending Club	1/17/2025	1,553	1,530	107
213676681.SRDLC, 28.99%, 1/28/2030 (a)(n)(r)	Lending Club	1/17/2025	13,113	12,916	1,374
213680485.SRDLC, 22.49%, 1/17/2027 (a)(r)	Lending Club	1/22/2025	5,136	5,065	5,112
213680875.SRDLC, 6.91%, 1/17/2028 (a)(r)	Lending Club	1/22/2025	10,739	10,578	1,331
213685112.SRDLC, 20.49%, 1/15/2027 (a)(r)	Lending Club	1/17/2025	2,539	2,524	2,526
213685225.SRDLC, 17.99%, 1/17/2027 (a)(r)	Lending Club	1/22/2025	1,669	1,659	1,656
213686121.SRDLC, 19.49%, 1/21/2028 (a)(r)	Lending Club	1/23/2025	5,217	5,166	5,026
213686845.SRDLC, 23.99%, 1/15/2027 (a)(r)	Lending Club	1/17/2025	3,452	3,430	3,477
213688224.SRDLC, 28.49%, 1/19/2030 (a)(r)	Lending Club	1/17/2025	4,315	4,258	4,222
213689308.SRDLC, 19.99%, 1/27/2030 (a)(r)	Lending Club	1/17/2025	4,031	3,980	3,907
213693069.SRDLC, 23.49%, 1/15/2029 (a)(r)	Lending Club	1/17/2025	9,363	9,254	9,131
213693587.SRDLC, 24.49%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	2,342	2,319	2,257
213696869.SRDLC, 12.49%, 1/21/2030 (a)(r)	Lending Club	1/23/2025	18,030	17,813	17,455
213699659.SRDLC, 30.99%, 7/15/2028 (a)(r)	Lending Club	1/17/2025	5,502	5,420	5,169
213701540.SRDLC, 21.49%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	4,745	4,698	4,578
213703522.SRDLC, 20.99%, 1/15/2027 (a)(r)	Lending Club	1/17/2025	2,547	2,531	2,533
213706392.SRDLC, 28.99%, 1/17/2030 (a)(r)	Lending Club	1/22/2025	17,299	17,075	16,392
213706480.SRDLC, 30.99%, 1/15/2030 (a)(r)	Lending Club	1/17/2025	8,373	8,251	8,121
213709895.SRDLC, 11.49%, 1/21/2029 (a)(r)	Lending Club	1/22/2025	14,583	14,423	14,414
213710808.SRDLC, 20.99%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	3,944	3,906	3,806
213711251.SRDLC, 22.49%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	746	739	738
213711874.SRDLC, 27.49%, 1/17/2029 (a)(r)	Lending Club	1/22/2025	953	942	932
213713328.SRDLC, 27.49%, 1/27/2030 (a)(r)	Lending Club	1/17/2025	17,455	17,232	16,921
213714822.SRDLC, 8.24%, 1/24/2028 (a)(r)	Lending Club	1/28/2025	24,521	24,297	24,163
213715053.SRDLC, 32.39%, 1/15/2030 (a)(r)	Lending Club	1/17/2025	13,139	12,950	12,735
213716975.SRDLC, 17.49%, 1/1/2029 (a)(n)(r)	Lending Club	1/17/2025	215	213	213
213717895.SRDLC, 22.99%, 1/15/2027 (a)(r)	Lending Club	1/17/2025	1,287	1,280	1,292
213718938.SRDLC, 25.49%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	7,396	7,322	7,154
213719115.SRDLC, 17.99%, 1/16/2027 (a)(r)	Lending Club	1/21/2025	1,503	1,493	1,490
213722585.SRDLC, 25.99%, 1/15/2029 (a)(r)	Lending Club	1/17/2025	15,623	15,447	15,220
213725771.SRDLC, 10.99%, 1/21/2028 (a)(r)	Lending Club	1/23/2025	24,911	24,680	24,532
213726035.SRDLC, 21.49%, 1/15/2028 (a)(n)(r)	Lending Club	1/17/2025	16,424	16,178	—
213726964.SRDLC, 28.49%, 1/15/2030 (a)(r)	Lending Club	1/17/2025	10,779	10,636	10,517
213728351.SRDLC, 8.24%, 1/17/2028 (a)(r)	Lending Club	1/22/2025	24,521	24,299	24,148
213729137.SRDLC, 21.49%, 1/15/2028 (a)(r)	Lending Club	1/17/2025	8,571	8,487	8,244

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	81

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
213729191.SRDLC, 19.49%, 1/15/2028 (a)(n)(r)	Lending Club	1/17/2025	$16,030	$15,789	$1,680
213736560.SRDLC, 18.99%, 1/21/2027 (a)(n)(r)	Lending Club	1/23/2025	1,158	1,151	1,148
213750027.SRDLC, 19.49%, 1/21/2027 (a)(r)	Lending Club	1/23/2025	4,377	4,350	4,362
213750203.SRDLC, 24.49%, 1/16/2028 (a)(n)(r)	Lending Club	1/21/2025	19,133	18,846	1,089
213752323.SRDLC, 10.74%, 1/21/2028 (a)(r)	Lending Club	1/23/2025	6,219	6,161	6,124
213755960.SRDLC, 8.74%, 1/21/2028 (a)(r)	Lending Club	1/23/2025	2,767	2,742	2,725
213758346.SRDLC, 6.82%, 1/21/2029 (a)(r)	Lending Club	1/23/2025	14,324	14,171	14,279
213759605.SRDLC, 15.99%, 2/13/2028 (a)(r)	Lending Club	2/18/2025	6,665	6,599	6,420
213759653.SRDLC, 14.99%, 1/21/2030 (a)(r)	Lending Club	1/23/2025	20,374	20,125	19,861
213765758.SRDLC, 24.24%, 1/21/2028 (a)(n)(r)	Lending Club	1/23/2025	9,015	8,917	8,754
213766341.SRDLC, 12.74%, 1/21/2031 (a)(r)	Lending Club	1/23/2025	33,972	33,540	33,245
213766610.SRDLC, 13.99%, 1/21/2028 (a)(r)	Lending Club	1/23/2025	17,732	17,565	17,317
213780745.SRDLC, 15.24%, 1/21/2029 (a)(n)(r)	Lending Club	1/23/2025	16,279	16,091	16,128
213784499.SRDLC, 11.12%, 1/21/2027 (a)(r)	Lending Club	1/23/2025	4,742	4,714	4,727
213789611.SRDLC, 7.57%, 1/31/2029 (a)(n)(r)	Lending Club	1/23/2025	26,688	26,383	26,526
213790472.SRDLC, 13.24%, 1/21/2027 (a)(r)	Lending Club	1/23/2025	2,437	2,423	2,424
213791730.SRDLC, 18.99%, 1/9/2031 (a)(r)	Lending Club	1/23/2025	29,426	29,041	27,590
213795416.SRDLC, 12.24%, 1/27/2027 (a)(n)(r)	Lending Club	1/29/2025	7,224	7,180	7,205
213795526.SRDLC, 22.49%, 1/21/2030 (a)(r)	Lending Club	1/23/2025	12,646	12,486	12,034
213798997.SRDLC, 13.74%, 1/24/2031 (a)(r)	Lending Club	1/28/2025	34,135	33,698	33,436
213803743.SRDLC, 15.74%, 1/21/2030 (a)(r)	Lending Club	1/23/2025	14,722	14,542	14,091
213816391.SRDLC, 14.24%, 1/22/2028 (a)(r)	Lending Club	1/24/2025	18,390	18,217	17,923
213817550.SRDLC, 8.82%, 1/21/2031 (a)(r)	Lending Club	1/23/2025	41,638	41,119	41,143
213821623.SRDLC, 8.07%, 1/21/2030 (a)(r)	Lending Club	1/23/2025	4,218	4,168	4,190
213825221.SRDLC, 10.99%, 1/21/2029 (a)(r)	Lending Club	1/23/2025	15,834	15,661	15,682
213829962.SRDLC, 18.99%, 1/22/2028 (a)(r)	Lending Club	1/24/2025	6,507	6,443	6,278
213831576.SRDLC, 24.24%, 1/21/2030 (a)(r)	Lending Club	1/23/2025	21,867	21,589	20,872
213835179.SRDLC, 12.99%, 1/21/2029 (a)(r)	Lending Club	1/23/2025	1,000	989	989
213836423.SRDLC, 6.49%, 1/21/2027 (a)(r)	Lending Club	1/23/2025	4,508	4,482	4,498
213843811.SRDLC, 15.24%, 1/21/2030 (a)(r)	Lending Club	1/23/2025	17,053	16,845	16,323
213852378.SRDLC, 10.74%, 1/22/2028 (a)(r)	Lending Club	1/24/2025	13,059	12,939	12,759
213853192.SRDLC, 31.89%, 2/7/2029 (a)(r)	Lending Club	2/07/2025	2,974	2,938	2,874
213861366.SRDLC, 7.49%, 2/23/2028 (a)(r)	Lending Club	2/12/2025	20,490	20,297	20,263
213861553.SRDLC, 10.49%, 1/21/2028 (a)(r)	Lending Club	1/23/2025	2,002	1,983	1,984
213869946.SRDLC, 14.74%, 1/22/2029 (a)(r)	Lending Club	1/24/2025	12,337	12,199	12,042
213886954.SRDLC, 20.99%, 2/26/2030 (a)(r)	Lending Club	2/13/2025	21,454	21,177	20,733
213906299.SRDLC, 18.49%, 1/23/2031 (a)(r)	Lending Club	1/27/2025	11,156	11,010	10,701
213907315.SRDLC, 10.24%, 1/26/2028 (a)(r)	Lending Club	1/27/2025	7,267	7,199	7,101
213908290.SRDLC, 12.50%, 1/23/2028 (a)(r)	Lending Club	1/27/2025	21,367	21,165	20,696
213908440.SRDLC, 21.49%, 1/23/2028 (a)(r)	Lending Club	1/27/2025	1,976	1,957	1,913
213910651.SRDLC, 10.49%, 1/27/2030 (a)(r)	Lending Club	1/29/2025	15,136	14,955	14,855
213912402.SRDLC, 23.99%, 1/23/2029 (a)(n)(r)	Lending Club	1/27/2025	7,274	7,165	7,066
213913935.SRDLC, 11.24%, 1/24/2028 (a)(r)	Lending Club	1/28/2025	7,172	7,105	7,010
213920868.SRDLC, 11.49%, 1/24/2031 (a)(r)	Lending Club	1/28/2025	13,929	13,752	13,761
213925883.SRDLC, 10.99%, 1/24/2030 (a)(r)	Lending Club	1/28/2025	17,572	17,361	17,029
213927210.SRDLC, 11.44%, 1/27/2030 (a)(r)	Lending Club	1/29/2025	8,266	8,167	8,111
213929943.SRDLC, 23.49%, 1/31/2027 (a)(n)(r)	Lending Club	1/30/2025	1,324	1,315	1,314
213931265.SRDLC, 9.74%, 1/31/2028 (a)(n)(r)	Lending Club	1/29/2025	6,062	6,002	5,898
213939105.SRDLC, 17.24%, 1/27/2029 (a)(r)	Lending Club	1/29/2025	9,088	8,985	9,012
213942177.SRDLC, 15.74%, 2/24/2028 (a)(r)	Lending Club	2/26/2025	5,325	5,272	5,188
213945371.SRDLC, 10.99%, 1/27/2029 (a)(r)	Lending Club	1/29/2025	18,327	18,125	18,165
213947687.SRDLC, 14.99%, 1/27/2028 (a)(r)	Lending Club	1/29/2025	4,139	4,099	4,006

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

82	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
213951092.SRDLC, 14.74%, 2/1/2027 (a)(r)	Lending Club	1/29/2025	$14,541	$14,453	$14,441
213955142.SRDLC, 22.49%, 2/27/2028 (a)(r)	Lending Club	2/19/2025	14,691	14,471	2,058
213958313.SRDLC, 13.99%, 2/3/2028 (a)(r)	Lending Club	1/29/2025	7,950	7,874	7,733
213958723.SRDLC, 23.49%, 4/30/2028 (a)(r)	Lending Club	1/29/2025	2,973	2,928	562
213958736.SRDLC, 13.99%, 1/27/2027 (a)(r)	Lending Club	1/29/2025	816	811	810
213960121.SRDLC, 9.74%, 1/27/2030 (a)(r)	Lending Club	1/29/2025	26,185	25,873	25,700
213961982.SRDLC, 22.99%, 2/2/2028 (a)(n)(r)	Lending Club	1/29/2025	3,461	3,426	3,304
213966703.SRDLC, 23.99%, 1/27/2029 (a)(n)(r)	Lending Club	1/29/2025	16,952	16,698	1,777
213967001.SRDLC, 9.49%, 1/27/2027 (a)(r)	Lending Club	1/29/2025	1,987	1,975	1,978
213970018.SRDLC, 8.74%, 1/15/2027 (a)(n)(r)	Lending Club	1/30/2025	2,260	2,246	2,253
213970925.SRDLC, 10.49%, 1/27/2029 (a)(r)	Lending Club	1/29/2025	12,428	12,292	12,373
213971269.SRDLC, 14.74%, 1/27/2028 (a)(r)	Lending Club	1/29/2025	2,861	2,834	2,792
213973203.SRDLC, 19.99%, 1/27/2028 (a)(r)	Lending Club	1/29/2025	2,289	2,266	2,219
213973570.SRDLC, 9.49%, 1/27/2028 (a)(r)	Lending Club	1/29/2025	12,041	11,929	11,866
213977208.SRDLC, 14.24%, 2/4/2028 (a)(r)	Lending Club	2/06/2025	7,267	7,197	7,047
213978307.SRDLC, 24.49%, 1/28/2030 (a)(n)(r)	Lending Club	1/30/2025	4,675	4,611	4,591
213979062.SRDLC, 9.75%, 1/27/2028 (a)(r)	Lending Club	1/29/2025	5,256	5,208	5,180
213979204.SRDLC, 10.99%, 2/4/2030 (a)(r)	Lending Club	2/06/2025	40,651	40,161	39,805
213996069.SRDLC, 19.49%, 1/15/2027 (a)(n)(r)	Lending Club	1/30/2025	5,941	5,903	5,908
214000266.SRDLC, 27.49%, 1/28/2027 (a)(r)	Lending Club	1/30/2025	7,889	7,770	2,451
214003369.SRDLC, 23.99%, 1/28/2029 (a)(r)	Lending Club	1/30/2025	7,270	7,184	7,130
214004035.SRDLC, 18.99%, 1/28/2028 (a)(n)(r)	Lending Club	1/30/2025	3,252	3,218	3,156
214004509.SRDLC, 8.24%, 1/28/2028 (a)(n)(r)	Lending Club	1/30/2025	4,904	4,857	4,834
214004574.SRDLC, 25.49%, 1/31/2030 (a)(n)(r)	Lending Club	2/04/2025	22,363	22,028	1,451
214008205.SRDLC, 23.99%, 2/6/2028 (a)(r)	Lending Club	2/10/2025	8,287	8,203	7,969
214008642.SRDLC, 8.32%, 2/12/2030 (a)(n)(r)	Lending Club	1/30/2025	20,381	20,139	19,955
214019942.SRDLC, 12.49%, 2/11/2031 (a)(r)	Lending Club	2/13/2025	34,366	33,926	33,641
214021761.SRDLC, 32.39%, 1/29/2030 (a)(n)(r)	Lending Club	1/31/2025	10,339	10,184	1,084
214026091.SRDLC, 9.74%, 2/5/2028 (a)(n)(r)	Lending Club	2/07/2025	31,063	30,597	3,255
214044270.SRDLC, 17.24%, 1/29/2030 (a)(n)(r)	Lending Club	1/31/2025	4,116	4,059	3,948
214044318.SRDLC, 24.99%, 1/29/2029 (a)(n)(r)	Lending Club	1/31/2025	6,375	6,289	6,258
214054361.SRDLC, 26.49%, 2/18/2027 (a)(r)	Lending Club	2/20/2025	481	477	482
214057774.SRDLC, 32.39%, 1/30/2030 (a)(n)(r)	Lending Club	2/03/2025	6,979	6,874	6,856
214059674.SRDLC, 13.74%, 2/10/2028 (a)(r)	Lending Club	2/05/2025	13,013	12,887	12,580
214071173.SRDLC, 30.99%, 1/30/2028 (a)(n)(r)	Lending Club	2/03/2025	3,439	3,398	3,401
214078710.SRDLC, 31.89%, 2/13/2029 (a)(r)	Lending Club	2/18/2025	8,240	8,139	8,004
214079210.SRDLC, 10.74%, 2/19/2027 (a)(r)	Lending Club	2/12/2025	1,740	1,729	1,734
214086410.SRDLC, 18.49%, 1/31/2027 (a)(r)	Lending Club	2/04/2025	6,141	6,053	6,106
214089573.SRDLC, 30.99%, 1/31/2028 (a)(r)	Lending Club	2/04/2025	685	678	678
214100749.SRDLC, 6.99%, 2/26/2028 (a)(r)	Lending Club	2/18/2025	1,915	1,897	1,894
214125339.SRDLC, 9.99%, 2/4/2030 (a)(r)	Lending Club	2/06/2025	30,743	30,375	30,107
214132206.SRDLC, 14.24%, 2/4/2029 (a)(r)	Lending Club	2/06/2025	38,187	37,760	37,088
214144363.SRDLC, 4.99%, 2/5/2027 (a)(r)	Lending Club	2/07/2025	8,404	8,354	8,379
214146608.SRDLC, 11.49%, 2/4/2029 (a)(r)	Lending Club	2/06/2025	11,304	11,179	11,159
214151563.SRDLC, 9.99%, 2/5/2029 (a)(r)	Lending Club	2/07/2025	12,757	12,616	12,595
214156062.SRDLC, 16.24%, 2/5/2028 (a)(r)	Lending Club	2/07/2025	14,347	14,208	13,916
214157926.SRDLC, 6.00%, 3/15/2029 (a)(r)	Lending Club	2/10/2025	8,617	8,511	8,363
214160953.SRDLC, 11.49%, 2/6/2029 (a)(r)	Lending Club	2/10/2025	29,403	29,076	29,038
214167645.SRDLC, 11.49%, 2/12/2030 (a)(r)	Lending Club	2/14/2025	17,930	17,712	17,334
214174573.SRDLC, 32.39%, 2/12/2030 (a)(r)	Lending Club	2/11/2025	13,409	13,225	12,976
214176988.SRDLC, 13.49%, 2/5/2028 (a)(n)(r)	Lending Club	2/07/2025	1,313	1,294	1,279
214178565.SRDLC, 10.49%, 2/6/2030 (a)(r)	Lending Club	2/10/2025	10,543	10,417	10,329

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	83

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
214180050.SRDLC, 24.49%, 2/5/2029 (a)(r)	Lending Club	2/07/2025	$12,857	$12,664	$1,620
214185820.SRDLC, 11.49%, 2/18/2029 (a)(r)	Lending Club	2/20/2025	6,333	6,262	6,263
214186313.SRDLC, 17.24%, 2/5/2030 (a)(r)	Lending Club	2/07/2025	13,387	13,221	12,875
214187491.SRDLC, 6.74%, 2/18/2027 (a)(r)	Lending Club	2/20/2025	611	607	609
214193858.SRDLC, 25.99%, 2/6/2029 (a)(r)	Lending Club	2/10/2025	7,248	7,161	7,027
214195012.SRDLC, 9.00%, 2/6/2028 (a)(r)	Lending Club	2/10/2025	13,432	13,307	13,119
214203497.SRDLC, 0.15%, 4/3/2027 (a)(n)(r)	Lending Club	3/18/2025	1,816	1,794	1,716
214208962.SRDLC, 28.49%, 2/7/2030 (a)(n)(r)	Lending Club	2/11/2025	11,862	11,687	7,155
214213204.SRDLC, 11.99%, 2/12/2027 (a)(r)	Lending Club	2/14/2025	3,809	3,785	3,785
214233355.SRDLC, 14.74%, 2/7/2031 (a)(r)	Lending Club	2/11/2025	34,707	34,258	34,047
214233719.SRDLC, 20.99%, 2/12/2030 (a)(n)(r)	Lending Club	2/14/2025	23,563	23,209	2,469
214242434.SRDLC, 20.49%, 2/12/2030 (a)(r)	Lending Club	2/14/2025	8,482	8,374	8,077
214243131.SRDLC, 12.99%, 2/7/2028 (a)(r)	Lending Club	2/11/2025	2,888	2,860	2,784
214245781.SRDLC, 17.49%, 2/10/2028 (a)(n)(r)	Lending Club	2/12/2025	6,275	6,181	—
214248897.SRDLC, 7.99%, 2/14/2028 (a)(r)	Lending Club	2/19/2025	31,961	31,660	31,472
214250766.SRDLC, 12.99%, 2/13/2027 (a)(r)	Lending Club	2/18/2025	4,482	4,454	4,438
214254305.SRDLC, 21.74%, 2/12/2030 (a)(r)	Lending Club	2/14/2025	24,349	23,984	23,083
214257004.SRDLC, 17.99%, 2/21/2027 (a)(r)	Lending Club	2/25/2025	18,415	18,291	18,430
214258951.SRDLC, 15.99%, 2/15/2028 (a)(r)	Lending Club	2/12/2025	1,999	1,979	1,925
214260261.SRDLC, 18.99%, 2/18/2027 (a)(r)	Lending Club	2/20/2025	8,331	8,275	8,281
214261676.SRDLC, 17.24%, 2/10/2030 (a)(r)	Lending Club	2/12/2025	15,646	15,451	14,915
214262688.SRDLC, 8.24%, 2/10/2028 (a)(n)(r)	Lending Club	2/12/2025	10,217	10,121	10,055
214266361.SRDLC, 19.99%, 2/19/2030 (a)(r)	Lending Club	2/21/2025	10,969	10,829	10,599
214266519.SRDLC, 21.49%, 2/19/2027 (a)(r)	Lending Club	2/21/2025	7,970	7,916	7,923
214267099.SRDLC, 21.49%, 2/10/2028 (a)(n)(r)	Lending Club	2/12/2025	18,940	18,656	1,985
214275681.SRDLC, 24.49%, 2/11/2030 (a)(r)	Lending Club	2/13/2025	14,646	14,458	14,231
214275783.SRDLC, 8.32%, 2/15/2030 (a)(r)	Lending Club	2/12/2025	12,050	11,906	11,818
214286283.SRDLC, 12.49%, 2/15/2028 (a)(r)	Lending Club	2/12/2025	3,933	3,895	3,795
214296884.SRDLC, 7.74%, 2/14/2027 (a)(r)	Lending Club	2/19/2025	4,790	4,760	4,773
214298262.SRDLC, 14.99%, 1/31/2028 (a)(n)(r)	Lending Club	2/18/2025	2,047	2,027	1,974
214298273.SRDLC, 22.49%, 2/14/2028 (a)(n)(r)	Lending Club	2/19/2025	4,465	4,420	4,303
214304440.SRDLC, 6.24%, 2/19/2028 (a)(n)(r)	Lending Club	2/13/2025	5,168	5,090	542
214315517.SRDLC, 11.99%, 3/2/2030 (a)(n)(r)	Lending Club	2/26/2025	20,001	19,754	19,583
214326122.SRDLC, 14.49%, 2/16/2029 (a)(r)	Lending Club	2/14/2025	9,197	9,093	9,111
214326252.SRDLC, 18.49%, 2/12/2028 (a)(r)	Lending Club	2/14/2025	6,726	6,659	6,454
214329539.SRDLC, 26.49%, 2/13/2028 (a)(r)	Lending Club	2/18/2025	4,204	4,161	4,055
214332862.SRDLC, 26.49%, 2/14/2027 (a)(n)(r)	Lending Club	2/19/2025	7,502	7,390	786
214337041.SRDLC, 13.75%, 2/14/2029 (a)(n)(r)	Lending Club	2/19/2025	14,615	14,448	14,232
214339871.SRDLC, 12.99%, 2/19/2028 (a)(r)	Lending Club	2/21/2025	9,846	9,750	9,611
214346109.SRDLC, 4.99%, 3/1/2027 (a)(n)(r)	Lending Club	2/20/2025	4,725	4,695	4,707
214350262.SRDLC, 31.89%, 2/28/2029 (a)(r)	Lending Club	2/19/2025	6,058	5,989	5,890
214350803.SRDLC, 23.99%, 2/17/2029 (a)(r)	Lending Club	2/18/2025	10,427	10,304	10,129
214353515.SRDLC, 20.99%, 2/14/2030 (a)(r)	Lending Club	2/19/2025	7,564	7,468	7,300
214354497.SRDLC, 20.99%, 2/14/2030 (a)(n)(r)	Lending Club	2/19/2025	11,440	11,294	11,040
214357455.SRDLC, 11.99%, 2/18/2028 (a)(r)	Lending Club	2/20/2025	4,505	4,460	4,367
214358332.SRDLC, 19.99%, 2/13/2030 (a)(r)	Lending Club	2/18/2025	17,602	17,379	16,986
214359946.SRDLC, 23.99%, 2/15/2029 (a)(r)	Lending Club	2/18/2025	7,437	7,347	7,233
214360653.SRDLC, 19.49%, 2/13/2027 (a)(r)	Lending Club	2/18/2025	4,640	4,609	4,607
214360707.SRDLC, 20.99%, 2/18/2028 (a)(r)	Lending Club	2/20/2025	3,415	3,381	3,284
214361939.SRDLC, 19.99%, 2/13/2030 (a)(r)	Lending Club	2/18/2025	21,161	20,893	20,422
214362202.SRDLC, 30.99%, 1/31/2028 (a)(n)(r)	Lending Club	2/18/2025	4,805	4,733	504
214363024.SRDLC, 18.99%, 2/13/2027 (a)(r)	Lending Club	2/18/2025	694	690	689

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

84	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
214363872.SRDLC, 31.89%, 2/13/2029 (a)(r)	Lending Club	2/18/2025	$4,127	$4,077	$4,009
214364354.SRDLC, 22.49%, 2/13/2029 (a)(r)	Lending Club	2/18/2025	4,761	4,705	4,671
214364368.SRDLC, 22.99%, 2/13/2028 (a)(r)	Lending Club	2/18/2025	8,276	8,191	7,954
214365974.SRDLC, 8.49%, 2/14/2028 (a)(r)	Lending Club	2/19/2025	641	635	631
214367727.SRDLC, 20.99%, 2/13/2028 (a)(r)	Lending Club	2/18/2025	819	811	789
214376667.SRDLC, 28.99%, 2/14/2027 (a)(r)	Lending Club	2/19/2025	1,500	1,478	1,511
214377452.SRDLC, 22.49%, 6/14/2028 (a)(n)(r)	Lending Club	2/19/2025	12,217	12,034	—
214377660.SRDLC, 21.99%, 2/18/2030 (a)(r)	Lending Club	2/20/2025	11,093	10,951	10,572
214378597.SRDLC, 29.99%, 7/14/2029 (a)(r)	Lending Club	2/19/2025	7,231	7,125	7,048
214379605.SRDLC, 5.47%, 3/7/2027 (a)(r)	Lending Club	3/07/2025	16,043	15,937	15,982
214380420.SRDLC, 10.99%, 3/20/2029 (a)(r)	Lending Club	2/26/2025	16,303	16,117	16,059
214383430.SRDLC, 20.99%, 2/14/2028 (a)(n)(r)	Lending Club	2/19/2025	2,570	2,543	2,476
214388027.SRDLC, 22.49%, 2/18/2028 (a)(r)	Lending Club	2/20/2025	13,763	13,622	13,227
214398546.SRDLC, 26.49%, 2/25/2030 (a)(r)	Lending Club	2/20/2025	16,605	16,383	16,172
214399038.SRDLC, 22.49%, 2/18/2029 (a)(r)	Lending Club	2/20/2025	6,349	6,273	6,234
214399785.SRDLC, 7.00%, 2/18/2028 (a)(r)	Lending Club	2/20/2025	11,710	11,600	11,580
214404903.SRDLC, 14.99%, 2/18/2028 (a)(r)	Lending Club	2/20/2025	9,283	9,191	8,950
214405777.SRDLC, 16.24%, 2/26/2031 (a)(r)	Lending Club	2/28/2025	26,609	26,259	26,164
214409478.SRDLC, 9.74%, 2/18/2029 (a)(r)	Lending Club	2/20/2025	8,220	8,128	8,130
214410118.SRDLC, 32.39%, 2/28/2030 (a)(n)(r)	Lending Club	2/20/2025	13,474	13,272	13,047
214411979.SRDLC, 14.99%, 2/18/2028 (a)(r)	Lending Club	2/20/2025	4,310	4,268	4,193
214412488.SRDLC, 7.24%, 2/18/2028 (a)(r)	Lending Club	2/20/2025	18,780	18,603	18,568
214412857.SRDLC, 28.49%, 2/18/2030 (a)(r)	Lending Club	2/20/2025	17,306	17,079	16,885
214417488.SRDLC, 13.99%, 2/25/2027 (a)(r)	Lending Club	2/21/2025	10,638	10,567	10,555
214417584.SRDLC, 8.24%, 3/6/2028 (a)(r)	Lending Club	3/10/2025	12,263	12,144	12,062
214419541.SRDLC, 28.49%, 2/19/2028 (a)(r)	Lending Club	2/21/2025	7,070	6,996	6,917
214422367.SRDLC, 18.49%, 2/19/2027 (a)(n)(r)	Lending Club	2/21/2025	17,734	17,468	1,859
214425331.SRDLC, 25.99%, 9/18/2028 (a)(n)(r)	Lending Club	2/20/2025	20,980	20,665	2,199
214430915.SRDLC, 25.99%, 2/23/2029 (a)(n)(r)	Lending Club	2/21/2025	9,891	9,742	1,037
214434526.SRDLC, 13.49%, 2/25/2030 (a)(r)	Lending Club	2/21/2025	7,819	7,723	7,568
214436046.SRDLC, 24.99%, 2/9/2028 (a)(r)	Lending Club	2/21/2025	3,778	3,739	3,644
214438288.SRDLC, 12.99%, 2/18/2028 (a)(n)(r)	Lending Club	2/20/2025	9,392	9,293	9,146
214439082.SRDLC, 7.99%, 3/8/2028 (a)(n)(r)	Lending Club	3/24/2025	6,987	6,918	6,884
214443732.SRDLC, 29.49%, 2/28/2028 (a)(r)	Lending Club	2/21/2025	8,286	8,198	8,068
214443804.SRDLC, 23.49%, 3/4/2028 (a)(n)(r)	Lending Club	2/21/2025	7,961	7,878	7,586
214444425.SRDLC, 12.99%, 2/18/2029 (a)(r)	Lending Club	2/20/2025	15,951	15,770	15,834
214456180.SRDLC, 6.24%, 2/20/2028 (a)(r)	Lending Club	2/24/2025	34,402	33,886	8,343
214459809.SRDLC, 12.99%, 2/20/2028 (a)(n)(r)	Lending Club	2/24/2025	11,734	11,618	11,354
214466685.SRDLC, 6.82%, 2/19/2029 (a)(r)	Lending Club	2/21/2025	15,626	15,455	15,575
214475552.SRDLC, 12.24%, 2/19/2029 (a)(r)	Lending Club	2/21/2025	10,897	10,774	10,820
214482189.SRDLC, 14.24%, 2/24/2029 (a)(r)	Lending Club	2/26/2025	1,911	1,889	1,892
214483440.SRDLC, 11.49%, 2/21/2029 (a)(r)	Lending Club	2/25/2025	26,387	26,090	26,113
214515025.SRDLC, 9.99%, 2/25/2029 (a)(r)	Lending Club	2/27/2025	5,237	5,179	5,213
214519597.SRDLC, 12.99%, 2/24/2029 (a)(r)	Lending Club	2/26/2025	12,153	12,015	12,028
214525013.SRDLC, 11.49%, 2/24/2029 (a)(r)	Lending Club	2/26/2025	30,157	29,817	29,849
214535044.SRDLC, 6.74%, 2/24/2027 (a)(r)	Lending Club	2/26/2025	3,464	3,442	3,456
214542641.SRDLC, 17.49%, 7/24/2029 (a)(n)(r)	Lending Club	2/26/2025	8,613	8,484	903
214545734.SRDLC, 6.67%, 2/24/2028 (a)(r)	Lending Club	2/26/2025	18,161	17,988	17,963
214562156.SRDLC, 10.74%, 3/5/2028 (a)(r)	Lending Club	3/07/2025	20,933	20,728	20,360
214563995.SRDLC, 23.49%, 3/7/2028 (a)(r)	Lending Club	3/11/2025	7,162	7,086	6,824
214574310.SRDLC, 22.24%, 3/31/2030 (a)(r)	Lending Club	3/21/2025	9,073	8,937	1,608
214577603.SRDLC, 7.24%, 3/24/2028 (a)(r)	Lending Club	3/26/2025	13,267	13,136	13,141

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	85

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
214601156.SRDLC, 14.24%, 3/6/2028 (a)(r)	Lending Club	3/10/2025	$1,236	$1,224	$1,191
214613518.SRDLC, 9.74%, 2/25/2028 (a)(r)	Lending Club	2/27/2025	6,453	6,390	6,359
214622402.SRDLC, 17.24%, 2/26/2030 (a)(r)	Lending Club	2/28/2025	33,467	33,047	32,058
214623496.SRDLC, 13.99%, 2/28/2027 (a)(n)(r)	Lending Club	2/28/2025	2,645	2,625	2,605
214623655.SRDLC, 19.99%, 3/10/2028 (a)(r)	Lending Club	2/28/2025	6,433	6,367	6,125
214627560.SRDLC, 7.74%, 3/7/2028 (a)(r)	Lending Club	3/11/2025	26,611	26,352	26,159
214653489.SRDLC, 21.49%, 11/28/2029 (a)(r)	Lending Club	3/20/2025	3,258	3,209	779
214678805.SRDLC, 9.49%, 3/19/2027 (a)(r)	Lending Club	3/21/2025	3,116	3,094	3,095
214689505.SRDLC, 11.24%, 3/13/2030 (a)(r)	Lending Club	3/17/2025	4,140	4,089	4,051
214700094.SRDLC, 8.24%, 3/14/2028 (a)(r)	Lending Club	3/18/2025	9,337	9,245	9,183
214709090.SRDLC, 22.49%, 3/7/2028 (a)(r)	Lending Club	3/11/2025	17,825	17,638	17,026
214716149.SRDLC, 23.99%, 3/20/2028 (a)(r)	Lending Club	3/11/2025	7,595	7,516	7,281
214768420.SRDLC, 15.24%, 3/5/2030 (a)(r)	Lending Club	3/07/2025	13,059	12,896	12,410
214768954.SRDLC, 7.00%, 3/5/2028 (a)(n)(r)	Lending Club	3/07/2025	6,621	6,526	6,536
214776575.SRDLC, 25.99%, 3/13/2030 (a)(r)	Lending Club	3/17/2025	9,474	9,349	9,155
214780454.SRDLC, 11.49%, 3/21/2030 (a)(r)	Lending Club	3/25/2025	16,415	16,211	16,077
214789264.SRDLC, 10.74%, 3/5/2028 (a)(r)	Lending Club	3/07/2025	3,352	3,319	3,293
214794832.SRDLC, 13.99%, 3/6/2028 (a)(r)	Lending Club	3/10/2025	24,008	23,767	23,139
214801876.SRDLC, 16.99%, 3/19/2030 (a)(r)	Lending Club	3/21/2025	25,119	24,800	24,177
214804232.SRDLC, 10.49%, 3/6/2028 (a)(r)	Lending Club	3/10/2025	150	149	149
214806140.SRDLC, 31.99%, 3/22/2030 (a)(r)	Lending Club	3/13/2025	13,610	13,441	13,035
214809762.SRDLC, 29.49%, 3/15/2028 (a)(n)(r)	Lending Club	3/12/2025	10,106	9,993	9,754
214810770.SRDLC, 10.24%, 3/6/2029 (a)(r)	Lending Club	3/10/2025	30,723	30,375	30,474
214816930.SRDLC, 29.49%, 3/11/2028 (a)(r)	Lending Club	3/13/2025	11,014	10,894	10,629
214818924.SRDLC, 14.99%, 3/18/2028 (a)(r)	Lending Club	3/20/2025	17,230	17,053	16,554
214838046.SRDLC, 15.24%, 3/10/2030 (a)(r)	Lending Club	3/12/2025	32,035	31,586	30,767
214841209.SRDLC, 29.49%, 3/17/2028 (a)(n)(r)	Lending Club	3/19/2025	2,947	2,914	2,850
214842925.SRDLC, 23.99%, 3/21/2029 (a)(r)	Lending Club	3/17/2025	10,085	9,963	9,775
214843091.SRDLC, 21.49%, 3/9/2028 (a)(n)(r)	Lending Club	3/11/2025	1,954	1,933	1,863
214844844.SRDLC, 32.39%, 3/15/2030 (a)(r)	Lending Club	3/11/2025	11,856	11,698	11,365
214849844.SRDLC, 10.99%, 3/19/2029 (a)(r)	Lending Club	3/21/2025	13,874	13,715	13,684
214862123.SRDLC, 29.49%, 3/21/2030 (a)(r)	Lending Club	3/25/2025	24,843	24,513	23,489
214862539.SRDLC, 27.99%, 3/10/2027 (a)(r)	Lending Club	3/12/2025	5,269	5,228	5,295
214864050.SRDLC, 10.99%, 3/10/2031 (a)(r)	Lending Club	3/12/2025	21,610	21,331	21,318
214864130.SRDLC, 10.25%, 3/10/2029 (a)(n)(r)	Lending Club	3/12/2025	7,357	7,247	3,924
214865836.SRDLC, 32.39%, 3/10/2030 (a)(r)	Lending Club	3/12/2025	12,660	12,490	12,127
214867297.SRDLC, 32.39%, 3/25/2030 (a)(n)(r)	Lending Club	3/13/2025	11,693	11,524	11,285
214874341.SRDLC, 26.49%, 3/4/2029 (a)(r)	Lending Club	3/12/2025	4,902	4,842	4,728
214880014.SRDLC, 22.99%, 3/14/2028 (a)(r)	Lending Club	3/18/2025	1,286	1,273	1,234
214883819.SRDLC, 10.24%, 3/10/2028 (a)(r)	Lending Club	3/12/2025	23,576	23,344	22,949
214886089.SRDLC, 22.49%, 3/10/2028 (a)(r)	Lending Club	3/12/2025	8,028	7,943	7,678
214886249.SRDLC, 11.24%, 3/12/2029 (a)(r)	Lending Club	3/14/2025	29,324	28,989	28,896
214886338.SRDLC, 22.99%, 7/10/2028 (a)(r)	Lending Club	3/12/2025	1,039	1,026	982
214886753.SRDLC, 15.00%, 11/13/2028 (a)(r)	Lending Club	3/17/2025	4,365	4,302	3,746
214891962.SRDLC, 25.99%, 3/28/2030 (a)(r)	Lending Club	3/20/2025	17,732	17,500	17,122
214892038.SRDLC, 32.39%, 3/25/2030 (a)(r)	Lending Club	3/12/2025	18,268	18,043	17,499
214893140.SRDLC, 10.99%, 3/25/2031 (a)(r)	Lending Club	3/12/2025	12,084	11,928	11,930
214893296.SRDLC, 26.49%, 3/20/2029 (a)(n)(r)	Lending Club	3/12/2025	7,036	6,933	6,778
214894167.SRDLC, 25.99%, 3/18/2030 (a)(n)(r)	Lending Club	3/17/2025	6,344	6,260	6,111
214894506.SRDLC, 11.99%, 3/20/2029 (a)(r)	Lending Club	3/12/2025	9,337	9,230	9,187
214895494.SRDLC, 27.49%, 3/13/2028 (a)(r)	Lending Club	3/17/2025	874	864	845
214902054.SRDLC, 10.00%, 11/12/2030 (a)(r)	Lending Club	3/14/2025	14,097	13,885	13,588

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

86	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
214904497.SRDLC, 26.49%, 3/14/2028 (a)(r)	Lending Club	3/18/2025	$7,252	$7,174	$6,953
214905149.SRDLC, 7.99%, 3/22/2028 (a)(r)	Lending Club	3/14/2025	22,061	21,845	21,706
214906743.SRDLC, 13.24%, 3/20/2031 (a)(r)	Lending Club	3/12/2025	28,141	27,775	27,530
214908057.SRDLC, 28.49%, 3/16/2028 (a)(n)(r)	Lending Club	3/12/2025	8,479	8,352	889
214912024.SRDLC, 7.24%, 3/11/2028 (a)(r)	Lending Club	3/13/2025	26,477	26,220	26,154
214913562.SRDLC, 21.49%, 3/11/2027 (a)(r)	Lending Club	3/13/2025	7,670	7,614	7,577
214916462.SRDLC, 32.39%, 11/25/2030 (a)(n)(r)	Lending Club	3/17/2025	9,422	9,280	987
214916916.SRDLC, 14.99%, 3/20/2028 (a)(r)	Lending Club	3/19/2025	3,451	3,415	3,314
214917602.SRDLC, 27.49%, 3/12/2029 (a)(r)	Lending Club	3/14/2025	4,955	4,894	4,797
214919167.SRDLC, 5.99%, 3/17/2028 (a)(r)	Lending Club	3/19/2025	13,188	13,059	13,027
214920162.SRDLC, 23.99%, 3/11/2030 (a)(r)	Lending Club	3/13/2025	4,356	4,300	4,205
214920168.SRDLC, 21.49%, 3/16/2028 (a)(r)	Lending Club	3/13/2025	5,706	5,645	5,455
214921487.SRDLC, 22.99%, 3/11/2027 (a)(r)	Lending Club	3/13/2025	3,708	3,680	3,697
214938903.SRDLC, 29.49%, 3/17/2030 (a)(r)	Lending Club	3/19/2025	7,098	7,004	6,869
214941586.SRDLC, 15.99%, 3/12/2029 (a)(r)	Lending Club	3/14/2025	12,142	12,000	11,959
214943005.SRDLC, 18.99%, 3/17/2030 (a)(r)	Lending Club	3/19/2025	17,107	16,888	16,445
214944395.SRDLC, 19.24%, 3/12/2030 (a)(r)	Lending Club	3/14/2025	8,562	8,453	8,125
214945970.SRDLC, 21.49%, 3/12/2028 (a)(r)	Lending Club	3/14/2025	7,099	7,024	6,793
214950076.SRDLC, 15.49%, 3/13/2029 (a)(r)	Lending Club	3/17/2025	7,867	7,775	7,639
214951160.SRDLC, 29.99%, 3/12/2029 (a)(r)	Lending Club	3/14/2025	7,583	7,489	7,337
214952170.SRDLC, 15.00%, 7/31/2028 (a)(n)(r)	Lending Club	3/18/2025	6,402	6,306	5,964
214952664.SRDLC, 31.49%, 3/14/2030 (a)(r)	Lending Club	3/18/2025	9,820	9,688	9,486
214954111.SRDLC, 8.99%, 3/19/2028 (a)(r)	Lending Club	3/21/2025	14,707	14,561	14,480
214955111.SRDLC, 23.49%, 3/18/2028 (a)(r)	Lending Club	3/20/2025	3,579	3,541	3,438
214955925.SRDLC, 17.99%, 3/25/2027 (a)(r)	Lending Club	3/20/2025	4,553	4,519	4,491
214957342.SRDLC, 13.99%, 3/3/2027 (a)(r)	Lending Club	3/19/2025	2,628	2,609	2,592
214958026.SRDLC, 32.39%, 3/12/2030 (a)(r)	Lending Club	3/14/2025	6,265	6,181	6,035
214959332.SRDLC, 28.49%, 3/13/2030 (a)(r)	Lending Club	3/17/2025	18,397	18,153	17,781
214959465.SRDLC, 19.74%, 3/12/2029 (a)(r)	Lending Club	3/14/2025	8,733	8,629	8,542
214959685.SRDLC, 12.49%, 3/12/2028 (a)(r)	Lending Club	3/14/2025	6,129	6,068	5,967
214959763.SRDLC, 19.99%, 3/12/2030 (a)(n)(r)	Lending Club	3/14/2025	25,665	25,280	2,690
214961642.SRDLC, 28.99%, 3/13/2030 (a)(r)	Lending Club	3/17/2025	8,859	8,741	8,560
214962234.SRDLC, 25.49%, 3/12/2030 (a)(r)	Lending Club	3/14/2025	8,758	8,643	8,453
214965547.SRDLC, 16.99%, 3/13/2027 (a)(r)	Lending Club	3/17/2025	2,720	2,700	2,677
214965732.SRDLC, 28.99%, 3/15/2030 (a)(r)	Lending Club	3/17/2025	10,656	10,515	10,259
214967856.SRDLC, 24.49%, 4/17/2028 (a)(r)	Lending Club	4/21/2025	13,382	13,234	12,810
214969198.SRDLC, 15.99%, 3/25/2028 (a)(r)	Lending Club	3/19/2025	9,746	9,645	9,369
214969747.SRDLC, 10.74%, 3/17/2028 (a)(n)(r)	Lending Club	3/19/2025	35,421	34,889	34,850
214972805.SRDLC, 30.49%, 11/14/2030 (a)(n)(r)	Lending Club	3/18/2025	7,608	7,494	7,259
214973713.SRDLC, 20.49%, 3/17/2028 (a)(r)	Lending Club	3/19/2025	1,837	1,818	1,762
214973769.SRDLC, 17.99%, 3/13/2027 (a)(r)	Lending Club	3/17/2025	3,005	2,983	2,964
214978908.SRDLC, 28.99%, 3/24/2027 (a)(n)(r)	Lending Club	3/18/2025	4,077	4,045	4,124
214978920.SRDLC, 24.99%, 3/17/2030 (a)(r)	Lending Club	3/19/2025	17,486	17,257	16,923
214981281.SRDLC, 18.99%, 3/14/2030 (a)(r)	Lending Club	3/18/2025	11,242	11,099	10,768
214982352.SRDLC, 17.99%, 3/14/2027 (a)(r)	Lending Club	3/18/2025	1,508	1,497	1,488
214983348.SRDLC, 31.89%, 3/14/2029 (a)(r)	Lending Club	3/18/2025	7,385	7,292	7,142
214984244.SRDLC, 32.39%, 3/14/2030 (a)(n)(r)	Lending Club	3/18/2025	6,140	6,055	5,927
214989910.SRDLC, 19.49%, 3/6/2027 (a)(r)	Lending Club	3/19/2025	1,757	1,745	1,732
214990480.SRDLC, 21.49%, 3/17/2027 (a)(n)(r)	Lending Club	3/19/2025	3,042	3,019	3,001
214991259.SRDLC, 29.49%, 3/17/2028 (a)(n)(r)	Lending Club	3/19/2025	4,384	4,334	4,246
214993123.SRDLC, 23.99%, 3/14/2028 (a)(n)(r)	Lending Club	3/18/2025	8,856	8,761	8,551
214994314.SRDLC, 10.34%, 3/13/2028 (a)(r)	Lending Club	3/17/2025	3,549	3,514	3,495

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	87

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
214995661.SRDLC, 14.99%, 3/17/2028 (a)(r)	Lending Club	3/19/2025	$4,135	$4,093	$3,972
214996225.SRDLC, 17.24%, 3/14/2030 (a)(r)	Lending Club	3/18/2025	8,495	8,387	8,095
214997908.SRDLC, 12.99%, 3/25/2027 (a)(r)	Lending Club	3/20/2025	10,360	10,286	10,217
214998126.SRDLC, 6.57%, 3/14/2029 (a)(r)	Lending Club	3/18/2025	15,844	15,667	15,765
214998632.SRDLC, 12.74%, 3/14/2031 (a)(r)	Lending Club	3/18/2025	13,062	12,892	12,772
214998718.SRDLC, 30.99%, 3/31/2028 (a)(n)(r)	Lending Club	3/19/2025	2,255	2,223	2,156
215001860.SRDLC, 32.39%, 3/31/2030 (a)(n)(r)	Lending Club	3/19/2025	13,668	13,491	12,858
215003562.SRDLC, 21.49%, 3/17/2028 (a)(r)	Lending Club	3/19/2025	4,969	4,917	4,764
215005389.SRDLC, 32.39%, 3/17/2030 (a)(r)	Lending Club	3/19/2025	7,161	7,064	6,921
215005670.SRDLC, 26.49%, 3/17/2030 (a)(r)	Lending Club	3/19/2025	17,574	17,343	16,998
215006675.SRDLC, 27.49%, 12/31/2028 (a)(n)(r)	Lending Club	3/19/2025	8,062	7,942	7,577
215006981.SRDLC, 26.49%, 3/17/2030 (a)(r)	Lending Club	3/19/2025	13,186	12,993	12,705
215007504.SRDLC, 32.39%, 3/17/2030 (a)(n)(r)	Lending Club	3/19/2025	10,602	10,443	1,111
215008702.SRDLC, 18.99%, 3/28/2027 (a)(r)	Lending Club	3/19/2025	2,560	2,541	2,529
215010210.SRDLC, 23.99%, 3/17/2029 (a)(r)	Lending Club	3/19/2025	5,388	5,317	5,208
215012776.SRDLC, 20.99%, 3/17/2028 (a)(r)	Lending Club	3/19/2025	2,125	2,103	2,037
215013375.SRDLC, 24.49%, 3/18/2028 (a)(n)(r)	Lending Club	3/20/2025	11,434	11,262	1,198
215013395.SRDLC, 22.49%, 3/17/2029 (a)(r)	Lending Club	3/19/2025	3,889	3,842	3,801
215014544.SRDLC, 11.24%, 3/17/2030 (a)(r)	Lending Club	3/19/2025	12,836	12,677	12,563
215015755.SRDLC, 10.49%, 3/26/2029 (a)(r)	Lending Club	3/28/2025	25,376	25,084	25,013
215016518.SRDLC, 23.99%, 3/17/2029 (a)(r)	Lending Club	3/19/2025	11,561	11,417	11,196
215017730.SRDLC, 28.99%, 3/23/2029 (a)(r)	Lending Club	3/19/2025	6,550	6,466	6,380
215018575.SRDLC, 22.49%, 3/17/2028 (a)(r)	Lending Club	3/19/2025	3,566	3,527	3,410
215019611.SRDLC, 31.49%, 3/17/2030 (a)(n)(r)	Lending Club	3/19/2025	10,693	10,532	1,121
215020024.SRDLC, 24.99%, 3/31/2030 (a)(n)(r)	Lending Club	3/19/2025	8,505	8,396	8,054
215020161.SRDLC, 17.24%, 3/17/2030 (a)(r)	Lending Club	3/19/2025	29,731	29,354	28,348
215022029.SRDLC, 28.49%, 3/17/2028 (a)(r)	Lending Club	3/19/2025	10,238	10,127	9,852
215023503.SRDLC, 31.89%, 3/17/2029 (a)(r)	Lending Club	3/19/2025	9,516	9,373	1,757
215025231.SRDLC, 24.99%, 3/21/2027 (a)(r)	Lending Club	3/19/2025	1,256	1,247	1,250
215029777.SRDLC, 24.99%, 3/17/2029 (a)(r)	Lending Club	3/19/2025	16,362	16,163	15,862
215030645.SRDLC, 26.99%, 3/17/2028 (a)(r)	Lending Club	3/19/2025	8,413	8,287	1,182
215032254.SRDLC, 6.00%, 3/18/2028 (a)(r)	Lending Club	3/20/2025	9,377	9,275	9,085
215032465.SRDLC, 20.49%, 4/1/2030 (a)(r)	Lending Club	3/24/2025	31,778	31,370	29,960
215033800.SRDLC, 18.49%, 3/15/2029 (a)(r)	Lending Club	3/20/2025	11,927	11,785	11,336
215036532.SRDLC, 28.49%, 3/18/2028 (a)(n)(r)	Lending Club	3/20/2025	6,243	6,150	654
215041882.SRDLC, 24.99%, 3/18/2029 (a)(r)	Lending Club	3/20/2025	4,091	4,041	3,967
215044633.SRDLC, 21.49%, 3/22/2027 (a)(r)	Lending Club	3/20/2025	2,573	2,554	2,539
215046146.SRDLC, 5.99%, 3/21/2028 (a)(r)	Lending Club	3/25/2025	10,550	10,447	10,424
215046852.SRDLC, 27.49%, 3/18/2029 (a)(r)	Lending Club	3/20/2025	20,646	20,391	20,064
215049804.SRDLC, 15.00%, 7/18/2028 (a)(r)	Lending Club	3/20/2025	4,076	4,023	3,697
215050908.SRDLC, 19.99%, 3/22/2028 (a)(r)	Lending Club	3/20/2025	3,905	3,853	3,743
215051399.SRDLC, 28.99%, 3/18/2027 (a)(r)	Lending Club	3/20/2025	5,295	5,254	5,344
215051416.SRDLC, 10.49%, 3/17/2028 (a)(n)(r)	Lending Club	3/19/2025	4,721	4,674	4,601
215051825.SRDLC, 32.39%, 3/18/2030 (a)(r)	Lending Club	3/20/2025	5,818	5,740	5,627
215052186.SRDLC, 20.49%, 3/18/2027 (a)(n)(r)	Lending Club	3/20/2025	10,077	9,926	1,056
215054013.SRDLC, 20.99%, 3/18/2028 (a)(r)	Lending Club	3/20/2025	7,791	7,709	7,473
215054900.SRDLC, 25.99%, 4/14/2030 (a)(r)	Lending Club	4/09/2025	16,088	15,869	15,453
215055399.SRDLC, 19.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2025	5,571	5,530	5,516
215056068.SRDLC, 29.49%, 3/31/2029 (a)(n)(r)	Lending Club	3/20/2025	8,839	8,706	926
215060676.SRDLC, 14.99%, 3/18/2028 (a)(n)(r)	Lending Club	3/20/2025	12,872	12,726	12,326
215061718.SRDLC, 20.49%, 3/18/2028 (a)(r)	Lending Club	3/20/2025	8,481	8,392	8,136
215063836.SRDLC, 5.79%, 3/17/2027 (a)(r)	Lending Club	3/19/2025	2,552	2,535	2,543

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

88	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
215063854.SRDLC, 21.49%, 3/25/2028 (a)(r)	Lending Club	3/20/2025	$6,505	$6,435	$6,239
215068439.SRDLC, 29.99%, 3/18/2030 (a)(n)(r)	Lending Club	3/20/2025	14,170	13,978	13,715
215068765.SRDLC, 21.49%, 3/18/2027 (a)(r)	Lending Club	3/20/2025	1,767	1,754	1,749
215070317.SRDLC, 26.99%, 3/18/2028 (a)(r)	Lending Club	3/20/2025	2,180	2,157	2,115
215071836.SRDLC, 22.49%, 3/18/2027 (a)(n)(r)	Lending Club	3/20/2025	5,663	5,578	1,600
215074652.SRDLC, 14.99%, 3/24/2027 (a)(r)	Lending Club	3/26/2025	1,486	1,475	1,482
215089498.SRDLC, 15.24%, 3/19/2030 (a)(r)	Lending Club	3/21/2025	16,008	15,807	15,280
215089586.SRDLC, 9.74%, 3/18/2028 (a)(r)	Lending Club	3/20/2025	4,838	4,790	4,759
215090365.SRDLC, 8.24%, 3/18/2028 (a)(r)	Lending Club	3/20/2025	4,001	3,961	3,941
215091471.SRDLC, 14.99%, 3/19/2028 (a)(r)	Lending Club	3/21/2025	689	682	666
215092099.SRDLC, 9.74%, 3/18/2029 (a)(r)	Lending Club	3/20/2025	12,260	12,120	12,092
215094011.SRDLC, 8.74%, 3/27/2029 (a)(r)	Lending Club	3/21/2025	9,941	9,828	9,863
215097311.SRDLC, 20.99%, 3/19/2029 (a)(n)(r)	Lending Club	3/21/2025	27,808	27,391	2,914
215097682.SRDLC, 8.99%, 3/25/2028 (a)(r)	Lending Club	3/21/2025	11,808	11,690	11,626
215100003.SRDLC, 13.24%, 3/19/2029 (a)(r)	Lending Club	3/21/2025	12,462	12,317	12,289
215103177.SRDLC, 21.49%, 3/31/2030 (a)(n)(r)	Lending Club	3/24/2025	21,773	21,492	20,412
215103730.SRDLC, 10.74%, 3/19/2030 (a)(r)	Lending Club	3/21/2025	35,528	35,090	34,328
215104293.SRDLC, 16.24%, 3/19/2028 (a)(r)	Lending Club	3/21/2025	2,774	2,742	2,690
215105035.SRDLC, 14.24%, 3/19/2030 (a)(r)	Lending Club	3/21/2025	16,780	16,570	16,158
215105135.SRDLC, 7.57%, 3/19/2029 (a)(r)	Lending Club	3/21/2025	30,330	29,987	30,114
215107730.SRDLC, 31.89%, 4/7/2029 (a)(n)(r)	Lending Club	4/09/2025	9,675	9,530	1,014
215113633.SRDLC, 32.39%, 3/21/2030 (a)(r)	Lending Club	3/25/2025	12,978	12,804	12,593
215142719.SRDLC, 28.99%, 4/7/2030 (a)(r)	Lending Club	4/09/2025	21,503	21,208	20,615
215155702.SRDLC, 10.24%, 3/21/2028 (a)(r)	Lending Club	3/25/2025	26,945	26,674	26,279
215168551.SRDLC, 10.00%, 10/21/2027 (a)(r)	Lending Club	4/23/2025	5,086	5,020	4,356
215205018.SRDLC, 11.24%, 3/25/2030 (a)(r)	Lending Club	3/27/2025	16,396	16,193	16,064
215206393.SRDLC, 11.99%, 3/24/2030 (a)(r)	Lending Club	3/26/2025	33,235	32,821	32,135
215212828.SRDLC, 10.99%, 4/2/2030 (a)(n)(r)	Lending Club	3/26/2025	27,813	27,465	27,190
215213146.SRDLC, 13.74%, 3/24/2029 (a)(r)	Lending Club	3/26/2025	31,225	30,860	30,395
215215270.SRDLC, 7.57%, 3/24/2029 (a)(r)	Lending Club	3/26/2025	12,511	12,369	12,427
215232271.SRDLC, 12.79%, 3/26/2028 (a)(r)	Lending Club	3/28/2025	5,422	5,366	5,290
215236299.SRDLC, 7.00%, 3/25/2028 (a)(r)	Lending Club	3/27/2025	7,483	7,409	7,398
215243503.SRDLC, 15.00%, 9/1/2027 (a)(n)(r)	Lending Club	4/01/2025	4,618	4,562	3,986
215263140.SRDLC, 27.49%, 4/14/2029 (a)(r)	Lending Club	4/16/2025	2,019	1,993	1,953
215265357.SRDLC, 13.99%, 3/26/2029 (a)(r)	Lending Club	3/28/2025	4,689	4,634	4,644
215278526.SRDLC, 12.99%, 4/10/2027 (a)(n)(r)	Lending Club	4/14/2025	2,145	2,129	2,112
215284725.SRDLC, 25.49%, 4/15/2027 (a)(n)(r)	Lending Club	4/17/2025	3,335	3,285	350
215286200.SRDLC, 25.99%, 4/4/2029 (a)(r)	Lending Club	4/08/2025	5,858	5,785	5,632
215353662.SRDLC, 10.74%, 3/28/2030 (a)(r)	Lending Club	4/01/2025	16,525	16,320	16,201
215405112.SRDLC, 24.99%, 4/7/2028 (a)(r)	Lending Club	4/09/2025	745	737	709
215406828.SRDLC, 22.49%, 4/15/2027 (a)(r)	Lending Club	4/14/2025	3,076	3,051	3,020
215407811.SRDLC, 22.49%, 4/8/2027 (a)(r)	Lending Club	4/10/2025	1,861	1,846	1,831
215411978.SRDLC, 26.99%, 4/8/2028 (a)(r)	Lending Club	4/10/2025	7,507	7,424	7,196
215414520.SRDLC, 7.99%, 3/31/2027 (a)(n)(r)	Lending Club	4/02/2025	3,584	3,559	3,562
215431207.SRDLC, 28.99%, 4/4/2029 (a)(r)	Lending Club	4/08/2025	9,299	9,182	8,943
215448186.SRDLC, 32.39%, 4/7/2030 (a)(r)	Lending Club	4/09/2025	10,402	10,261	9,960
215448621.SRDLC, 21.49%, 4/3/2028 (a)(r)	Lending Club	4/07/2025	4,484	4,417	1,133
215454556.SRDLC, 20.99%, 4/3/2028 (a)(r)	Lending Club	4/07/2025	1,320	1,305	1,256
215455894.SRDLC, 26.49%, 4/3/2030 (a)(r)	Lending Club	4/07/2025	12,450	12,285	11,938
215472192.SRDLC, 24.49%, 4/4/2028 (a)(r)	Lending Club	4/08/2025	7,007	6,931	6,669
215472440.SRDLC, 24.99%, 4/16/2028 (a)(r)	Lending Club	4/14/2025	4,501	4,450	4,284
215486949.SRDLC, 28.49%, 4/7/2030 (a)(r)	Lending Club	4/09/2025	11,617	11,443	1,461

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	89

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
215495077.SRDLC, 21.49%, 4/7/2027 (a)(r)	Lending Club	4/09/2025	$1,661	$1,648	$1,628
215495208.SRDLC, 24.99%, 4/7/2029 (a)(r)	Lending Club	4/09/2025	7,893	7,795	7,588
215497951.SRDLC, 20.99%, 4/8/2030 (a)(n)(r)	Lending Club	4/10/2025	9,557	9,414	1,002
215516977.SRDLC, 29.99%, 3/25/2029 (a)(r)	Lending Club	4/09/2025	5,678	5,604	5,570
215522497.SRDLC, 23.49%, 4/18/2029 (a)(r)	Lending Club	4/15/2025	16,699	16,487	16,136
215555509.SRDLC, 14.99%, 4/28/2028 (a)(r)	Lending Club	4/16/2025	18,951	18,667	18,195
215562293.SRDLC, 30.99%, 4/13/2028 (a)(r)	Lending Club	4/10/2025	6,892	6,813	6,578
215565817.SRDLC, 28.49%, 4/19/2030 (a)(r)	Lending Club	4/16/2025	8,995	8,871	8,667
215576256.SRDLC, 25.49%, 4/21/2029 (a)(n)(r)	Lending Club	4/23/2025	10,739	10,578	858
215577085.SRDLC, 26.99%, 4/18/2029 (a)(n)(r)	Lending Club	4/17/2025	20,895	20,628	20,235
215594160.SRDLC, 15.00%, 8/9/2028 (a)(n)(r)	Lending Club	4/11/2025	5,349	5,273	4,995
215595722.SRDLC, 20.49%, 4/9/2028 (a)(r)	Lending Club	4/11/2025	4,390	4,343	4,186
215599208.SRDLC, 31.89%, 4/9/2029 (a)(r)	Lending Club	4/11/2025	12,800	12,637	12,330
215602457.SRDLC, 13.99%, 4/21/2027 (a)(r)	Lending Club	4/23/2025	2,139	2,122	2,109
215615442.SRDLC, 25.49%, 4/10/2028 (a)(r)	Lending Club	4/14/2025	8,210	8,120	7,832
215618762.SRDLC, 28.99%, 4/16/2027 (a)(r)	Lending Club	4/11/2025	2,298	2,279	2,292
215619495.SRDLC, 30.99%, 4/9/2028 (a)(n)(r)	Lending Club	4/11/2025	2,229	2,195	234
215620033.SRDLC, 25.99%, 4/9/2029 (a)(r)	Lending Club	4/11/2025	7,531	7,438	7,254
215620259.SRDLC, 24.49%, 4/25/2028 (a)(r)	Lending Club	4/14/2025	17,015	16,821	16,224
215621317.SRDLC, 25.99%, 4/9/2030 (a)(n)(r)	Lending Club	4/11/2025	7,413	7,313	7,123
215622279.SRDLC, 22.49%, 4/9/2029 (a)(n)(r)	Lending Club	4/11/2025	20,282	19,979	11,782
215627056.SRDLC, 21.49%, 4/10/2028 (a)(n)(r)	Lending Club	4/14/2025	6,892	6,817	6,577
215641184.SRDLC, 26.49%, 1/15/2031 (a)(n)(r)	Lending Club	4/17/2025	18,395	18,119	15,518
215650477.SRDLC, 23.99%, 4/10/2029 (a)(r)	Lending Club	4/14/2025	2,493	2,462	2,405
215665074.SRDLC, 25.49%, 4/10/2028 (a)(r)	Lending Club	4/14/2025	9,703	9,596	9,259
215670875.SRDLC, 20.99%, 4/10/2028 (a)(r)	Lending Club	4/14/2025	1,320	1,305	1,259
215671582.SRDLC, 23.99%, 4/10/2028 (a)(r)	Lending Club	4/14/2025	1,484	1,468	1,416
215689206.SRDLC, 22.99%, 5/5/2027 (a)(r)	Lending Club	5/07/2025	2,995	2,958	2,940
215689992.SRDLC, 21.49%, 4/15/2028 (a)(n)(r)	Lending Club	4/14/2025	7,856	7,738	2,008
215690065.SRDLC, 25.49%, 4/10/2027 (a)(r)	Lending Club	4/14/2025	1,125	1,116	1,118
215691157.SRDLC, 17.49%, 4/16/2029 (a)(r)	Lending Club	4/18/2025	20,273	20,028	19,285
215691751.SRDLC, 26.49%, 4/11/2029 (a)(r)	Lending Club	4/15/2025	6,539	6,457	6,308
215706222.SRDLC, 28.99%, 4/26/2027 (a)(r)	Lending Club	4/15/2025	11,443	11,345	11,438
215711748.SRDLC, 29.99%, 4/16/2030 (a)(r)	Lending Club	4/18/2025	21,565	21,272	20,795
215714134.SRDLC, 12.99%, 4/18/2027 (a)(n)(r)	Lending Club	4/22/2025	4,242	4,208	4,181
215734274.SRDLC, 15.99%, 4/21/2028 (a)(r)	Lending Club	4/21/2025	3,688	3,648	3,549
215735163.SRDLC, 19.99%, 4/16/2028 (a)(r)	Lending Club	4/18/2025	4,746	4,695	4,539
215739221.SRDLC, 20.99%, 4/22/2030 (a)(r)	Lending Club	4/24/2025	21,359	21,039	20,518
215751828.SRDLC, 14.99%, 4/14/2028 (a)(r)	Lending Club	4/16/2025	5,004	4,952	4,796
215753200.SRDLC, 22.49%, 4/23/2028 (a)(r)	Lending Club	4/23/2025	7,367	7,284	7,058
215757024.SRDLC, 17.49%, 4/14/2029 (a)(r)	Lending Club	4/16/2025	16,259	16,062	15,465
215761636.SRDLC, 21.99%, 4/14/2027 (a)(r)	Lending Club	4/16/2025	1,824	1,809	1,797
215763554.SRDLC, 15.00%, 9/20/2027 (a)(n)(r)	Lending Club	4/16/2025	2,893	2,854	2,538
215767321.SRDLC, 21.49%, 4/14/2027 (a)(r)	Lending Club	4/16/2025	6,083	6,035	5,997
215771320.SRDLC, 25.99%, 4/26/2029 (a)(r)	Lending Club	4/16/2025	15,201	15,009	14,731
215775210.SRDLC, 17.99%, 4/14/2027 (a)(r)	Lending Club	4/16/2025	2,060	2,043	2,028
215780420.SRDLC, 23.99%, 4/21/2029 (a)(r)	Lending Club	4/23/2025	8,309	8,206	8,057
215791974.SRDLC, 30.99%, 8/16/2028 (a)(r)	Lending Club	4/18/2025	2,750	2,713	2,630
215802518.SRDLC, 15.99%, 4/21/2028 (a)(r)	Lending Club	4/23/2025	14,934	14,774	14,338
215812822.SRDLC, 21.49%, 4/17/2027 (a)(r)	Lending Club	4/21/2025	1,659	1,646	1,631
215828649.SRDLC, 25.49%, 4/18/2029 (a)(r)	Lending Club	4/22/2025	8,020	7,919	7,767
215829947.SRDLC, 24.99%, 4/30/2028 (a)(n)(r)	Lending Club	4/23/2025	12,652	12,485	11,910

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

90	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
215831152.SRDLC, 24.99%, 5/5/2029 (a)(r)	Lending Club	4/23/2025	$21,014	$20,734	$20,054
215832959.SRDLC, 32.39%, 4/28/2030 (a)(r)	Lending Club	4/21/2025	9,859	9,712	1,888
215849077.SRDLC, 26.99%, 4/22/2029 (a)(r)	Lending Club	4/24/2025	5,036	4,972	4,897
215851523.SRDLC, 25.99%, 4/18/2028 (a)(r)	Lending Club	4/22/2025	15,630	15,456	14,962
215871655.SRDLC, 31.89%, 4/29/2029 (a)(r)	Lending Club	5/01/2025	5,120	5,054	4,996
215902056.SRDLC, 32.39%, 4/25/2030 (a)(n)(r)	Lending Club	4/29/2025	12,546	12,371	12,170
215912336.SRDLC, 30.99%, 4/21/2029 (a)(r)	Lending Club	4/23/2025	12,179	11,998	11,819
215921166.SRDLC, 23.49%, 4/21/2028 (a)(r)	Lending Club	4/23/2025	12,219	12,084	11,713
215962292.SRDLC, 32.39%, 4/22/2030 (a)(r)	Lending Club	4/24/2025	14,924	14,722	14,438
215970905.SRDLC, 24.99%, 4/22/2028 (a)(n)(r)	Lending Club	4/24/2025	2,999	2,963	2,854
215973920.SRDLC, 24.49%, 4/22/2028 (a)(n)(r)	Lending Club	4/24/2025	8,868	8,768	8,500
215975238.SRDLC, 24.99%, 4/25/2028 (a)(r)	Lending Club	4/29/2025	1,860	1,839	1,786
215993752.SRDLC, 19.99%, 4/23/2028 (a)(r)	Lending Club	4/25/2025	4,381	4,333	4,201
216006676.SRDLC, 13.99%, 4/10/2027 (a)(n)(r)	Lending Club	4/25/2025	5,822	5,777	5,729
216011027.SRDLC, 26.99%, 4/10/2029 (a)(n)(r)	Lending Club	4/25/2025	20,681	20,409	20,073
216024587.SRDLC, 20.49%, 4/24/2027 (a)(r)	Lending Club	4/28/2025	5,289	5,246	5,226
216030434.SRDLC, 23.49%, 4/24/2029 (a)(r)	Lending Club	4/28/2025	3,981	3,932	3,870
216030556.SRDLC, 22.99%, 4/28/2027 (a)(r)	Lending Club	4/30/2025	11,134	11,041	11,136
216037317.SRDLC, 32.39%, 4/24/2030 (a)(r)	Lending Club	4/28/2025	18,090	17,844	17,545
216037590.SRDLC, 14.99%, 4/24/2028 (a)(r)	Lending Club	4/28/2025	14,298	14,145	13,745
216054791.SRDLC, 21.49%, 4/30/2027 (a)(n)(r)	Lending Club	5/02/2025	13,542	13,339	2,509
216072382.SRDLC, 24.99%, 5/12/2028 (a)(r)	Lending Club	5/14/2025	18,448	18,239	17,539
216074413.SRDLC, 19.99%, 4/28/2028 (a)(r)	Lending Club	4/30/2025	2,628	2,600	2,525
216079218.SRDLC, 25.99%, 10/25/2028 (a)(n)(r)	Lending Club	4/29/2025	13,467	13,265	1,411
216089527.SRDLC, 30.99%, 4/28/2029 (a)(n)(r)	Lending Club	4/30/2025	11,942	11,763	1,251
216098294.SRDLC, 23.49%, 4/28/2028 (a)(n)(r)	Lending Club	4/30/2025	2,718	2,687	2,614
216101002.SRDLC, 22.49%, 4/28/2027 (a)(r)	Lending Club	4/30/2025	1,390	1,375	1,370
216109214.SRDLC, 27.99%, 4/28/2029 (a)(r)	Lending Club	4/30/2025	21,064	20,797	20,558
216113835.SRDLC, 24.99%, 4/28/2028 (a)(r)	Lending Club	4/30/2025	6,257	6,187	6,015
216124068.SRDLC, 25.99%, 4/28/2028 (a)(n)(r)	Lending Club	4/30/2025	7,844	7,726	1,431
216130245.SRDLC, 25.49%, 4/28/2028 (a)(r)	Lending Club	4/30/2025	3,956	3,911	3,802
216135412.SRDLC, 31.99%, 4/29/2030 (a)(r)	Lending Club	5/01/2025	9,938	9,803	9,662
216135643.SRDLC, 27.49%, 4/28/2028 (a)(n)(r)	Lending Club	4/30/2025	8,143	8,047	7,896
216140459.SRDLC, 28.49%, 4/28/2030 (a)(r)	Lending Club	4/30/2025	8,936	8,815	8,691
216146970.SRDLC, 20.49%, 4/29/2028 (a)(r)	Lending Club	5/01/2025	3,512	3,474	3,368
216148831.SRDLC, 21.99%, 4/29/2027 (a)(r)	Lending Club	5/01/2025	1,330	1,319	1,317
216169944.SRDLC, 21.49%, 4/29/2028 (a)(r)	Lending Club	5/01/2025	7,713	7,628	7,411
216172533.SRDLC, 26.49%, 4/12/2031 (a)(n)(r)	Lending Club	5/07/2025	12,675	12,485	1,328
216175719.SRDLC, 21.49%, 4/30/2028 (a)(n)(r)	Lending Club	5/02/2025	10,756	10,594	1,127
216179664.SRDLC, 15.00%, 12/30/2030 (a)(n)(r)	Lending Club	5/02/2025	12,588	12,399	11,889
216194405.SRDLC, 29.49%, 10/30/2030 (a)(n)(r)	Lending Club	5/02/2025	11,819	11,641	1,239
216276686.SRDLC, 22.49%, 5/5/2028 (a)(r)	Lending Club	5/07/2025	14,855	14,689	14,097
216278094.SRDLC, 22.49%, 5/21/2028 (a)(r)	Lending Club	5/23/2025	3,187	3,151	3,109
216314938.SRDLC, 22.99%, 5/5/2029 (a)(r)	Lending Club	5/07/2025	6,329	6,250	6,070
216357280.SRDLC, 28.49%, 5/19/2030 (a)(r)	Lending Club	5/09/2025	5,388	5,312	5,151
216363385.SRDLC, 30.99%, 5/11/2029 (a)(r)	Lending Club	5/13/2025	3,955	3,902	3,801
216400222.SRDLC, 28.49%, 1/16/2031 (a)(r)	Lending Club	5/12/2025	10,799	10,638	10,129
216433429.SRDLC, 22.99%, 5/12/2028 (a)(r)	Lending Club	5/14/2025	6,105	6,036	5,807
216459497.SRDLC, 24.49%, 5/14/2030 (a)(r)	Lending Club	5/16/2025	16,727	16,499	16,051
216493334.SRDLC, 29.49%, 5/19/2029 (a)(r)	Lending Club	5/21/2025	1,292	1,275	1,250
216495692.SRDLC, 24.49%, 5/5/2028 (a)(n)(r)	Lending Club	5/21/2025	7,494	7,406	7,132
216500048.SRDLC, 29.49%, 5/22/2028 (a)(n)(r)	Lending Club	5/27/2025	3,693	3,648	3,547

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	91

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
216507333.SRDLC, 27.49%, 5/13/2030 (a)(r)	Lending Club	5/15/2025	$18,901	$18,617	$4,810
216509989.SRDLC, 31.99%, 5/16/2030 (a)(r)	Lending Club	5/20/2025	22,819	22,507	21,934
216513499.SRDLC, 5.00%, 5/21/2029 (a)(n)(r)	Lending Club	5/23/2025	13,644	13,439	12,758
216546444.SRDLC, 20.99%, 5/19/2028 (a)(r)	Lending Club	5/21/2025	6,399	6,326	6,112
216549408.SRDLC, 30.99%, 5/25/2029 (a)(r)	Lending Club	5/22/2025	7,651	7,540	7,408
216574912.SRDLC, 29.49%, 5/27/2030 (a)(r)	Lending Club	5/23/2025	4,559	4,496	4,402
216576368.SRDLC, 28.49%, 5/20/2029 (a)(r)	Lending Club	5/22/2025	5,148	5,083	4,984
216597744.SRDLC, 19.49%, 5/20/2028 (a)(r)	Lending Club	5/22/2025	12,430	12,290	11,873
216606307.SRDLC, 20.99%, 5/20/2027 (a)(r)	Lending Club	5/22/2025	1,186	1,175	1,167
216608112.SRDLC, 24.99%, 5/20/2029 (a)(n)(r)	Lending Club	5/22/2025	17,303	17,060	16,649
216619026.SRDLC, 27.49%, 5/21/2028 (a)(r)	Lending Club	5/23/2025	4,382	4,331	4,202
216632056.SRDLC, 22.99%, 5/21/2027 (a)(r)	Lending Club	5/23/2025	932	923	922
216632259.SRDLC, 19.49%, 5/21/2028 (a)(r)	Lending Club	5/23/2025	8,663	8,566	8,278
216636792.SRDLC, 22.49%, 5/21/2028 (a)(r)	Lending Club	5/23/2025	3,986	3,941	3,809
216640717.SRDLC, 21.99%, 5/21/2027 (a)(r)	Lending Club	5/23/2025	1,352	1,340	1,330
216641619.SRDLC, 19.49%, 5/21/2028 (a)(n)(r)	Lending Club	5/23/2025	17,655	17,390	3,173
216645165.SRDLC, 21.49%, 5/21/2027 (a)(r)	Lending Club	5/23/2025	13,603	13,484	13,388
216652539.SRDLC, 15.00%, 9/21/2028 (a)(n)(r)	Lending Club	5/23/2025	4,078	4,018	3,829
216673939.SRDLC, 31.89%, 5/21/2029 (a)(r)	Lending Club	5/23/2025	11,276	11,129	10,887
216674455.SRDLC, 26.49%, 5/22/2027 (a)(r)	Lending Club	5/27/2025	4,241	4,203	4,215
216676788.SRDLC, 26.99%, 5/21/2029 (a)(n)(r)	Lending Club	5/23/2025	8,529	8,417	8,264
216691553.SRDLC, 14.99%, 5/23/2028 (a)(r)	Lending Club	5/28/2025	4,979	4,923	4,778
216700823.SRDLC, 29.49%, 5/31/2030 (a)(n)(r)	Lending Club	5/27/2025	10,986	10,829	10,373
216701991.SRDLC, 25.99%, 5/23/2029 (a)(n)(r)	Lending Club	5/28/2025	5,989	5,911	5,784
217872765.SRDLC, 22.49%, 7/2/2028 (a)(r)	Lending Club	7/07/2025	6,228	6,166	5,894
218035840.SRDLC, 26.99%, 7/24/2029 (a)(r)	Lending Club	7/11/2025	13,106	12,965	12,602
218157462.SRDLC, 31.89%, 7/14/2029 (a)(r)	Lending Club	7/16/2025	9,464	9,346	2,505
218230325.SRDLC, 24.99%, 7/15/2029 (a)(r)	Lending Club	7/17/2025	14,070	13,916	13,529
218265887.SRDLC, 20.99%, 8/15/2028 (a)(r)	Lending Club	8/18/2025	9,947	9,845	9,464
218288603.SRDLC, 25.99%, 7/21/2030 (a)(r)	Lending Club	7/23/2025	22,968	22,705	22,086
218305094.SRDLC, 21.49%, 8/17/2028 (a)(r)	Lending Club	8/18/2025	6,119	6,056	5,819
218466628.SRDLC, 24.49%, 8/11/2030 (a)(r)	Lending Club	8/13/2025	13,468	13,307	12,859
218557670.SRDLC, 25.49%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	3,351	3,316	3,172
218592099.SRDLC, 14.99%, 8/7/2028 (a)(r)	Lending Club	8/11/2025	11,406	11,292	10,903
218610586.SRDLC, 32.39%, 8/25/2030 (a)(r)	Lending Club	8/20/2025	10,174	10,047	1,399
218627863.SRDLC, 30.49%, 8/11/2030 (a)(r)	Lending Club	8/13/2025	13,112	12,959	12,488
218628338.SRDLC, 22.99%, 8/18/2027 (a)(r)	Lending Club	8/20/2025	10,790	10,695	10,495
218707975.SRDLC, 25.99%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	8,392	8,305	7,942
218783194.SRDLC, 27.49%, 8/8/2030 (a)(n)(r)	Lending Club	8/12/2025	17,413	17,196	10,376
218814979.SRDLC, 24.99%, 8/14/2027 (a)(r)	Lending Club	8/18/2025	3,599	3,568	3,515
218822427.SRDLC, 29.99%, 8/12/2030 (a)(r)	Lending Club	8/14/2025	23,393	23,121	22,329
218825977.SRDLC, 27.99%, 8/15/2029 (a)(r)	Lending Club	8/19/2025	17,999	17,797	17,326
218832046.SRDLC, 19.99%, 8/14/2030 (a)(r)	Lending Club	8/18/2025	23,031	22,768	22,089
218844148.SRDLC, 13.99%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	8,124	8,042	7,787
218853362.SRDLC, 13.99%, 8/14/2027 (a)(r)	Lending Club	8/18/2025	6,256	6,202	6,111
218869541.SRDLC, 31.89%, 8/14/2029 (a)(r)	Lending Club	8/18/2025	13,490	13,333	12,959
218882070.SRDLC, 19.99%, 8/7/2028 (a)(r)	Lending Club	8/11/2025	4,130	4,089	3,916
218897102.SRDLC, 19.49%, 8/8/2027 (a)(r)	Lending Club	8/12/2025	5,263	5,217	5,111
218899765.SRDLC, 20.99%, 8/14/2030 (a)(r)	Lending Club	8/18/2025	10,106	9,990	9,682
218904990.SRDLC, 12.99%, 8/15/2028 (a)(r)	Lending Club	8/18/2025	8,104	8,023	7,776
218909779.SRDLC, 12.99%, 8/18/2027 (a)(r)	Lending Club	8/20/2025	1,337	1,326	1,312
218921412.SRDLC, 16.99%, 8/8/2028 (a)(r)	Lending Club	8/12/2025	1,475	1,460	1,410

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

92	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
218928497.SRDLC, 32.39%, 8/13/2030 (a)(r)	Lending Club	8/15/2025	$6,109	$6,035	$5,829
218934438.SRDLC, 18.99%, 8/11/2029 (a)(r)	Lending Club	8/13/2025	8,810	8,714	8,551
218943132.SRDLC, 14.99%, 8/11/2027 (a)(r)	Lending Club	8/13/2025	3,496	3,466	3,412
218944787.SRDLC, 28.49%, 8/21/2028 (a)(r)	Lending Club	8/13/2025	5,540	5,480	5,234
218946762.SRDLC, 19.49%, 8/14/2027 (a)(r)	Lending Club	8/18/2025	12,229	12,077	1,699
218950535.SRDLC, 15.00%, 2/16/2030 (a)(n)(r)	Lending Club	9/18/2025	4,338	4,285	4,047
218956336.SRDLC, 21.49%, 8/1/2028 (a)(r)	Lending Club	8/18/2025	13,130	12,996	12,458
218957229.SRDLC, 23.49%, 8/11/2028 (a)(n)(r)	Lending Club	8/13/2025	9,088	8,974	1,562
218978053.SRDLC, 20.99%, 8/11/2028 (a)(r)	Lending Club	8/13/2025	4,970	4,919	4,716
218988451.SRDLC, 26.49%, 8/16/2030 (a)(r)	Lending Club	8/13/2025	12,604	12,454	12,065
218994142.SRDLC, 28.49%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	12,666	12,534	11,976
219001398.SRDLC, 20.99%, 8/12/2029 (a)(r)	Lending Club	8/14/2025	6,641	6,568	6,445
219003790.SRDLC, 10.00%, 4/25/2031 (a)(r)	Lending Club	8/18/2025	21,391	21,124	18,218
219011690.SRDLC, 18.49%, 8/15/2028 (a)(r)	Lending Club	8/15/2025	1,880	1,861	1,843
219012908.SRDLC, 31.99%, 8/3/2030 (a)(n)(r)	Lending Club	8/18/2025	13,916	13,742	13,194
219026308.SRDLC, 25.49%, 8/13/2029 (a)(n)(r)	Lending Club	8/15/2025	4,813	4,753	504
219028982.SRDLC, 16.99%, 8/14/2027 (a)(n)(r)	Lending Club	8/18/2025	1,188	1,174	329
219031131.SRDLC, 25.99%, 8/19/2030 (a)(r)	Lending Club	8/19/2025	21,427	21,175	20,564
219039741.SRDLC, 21.99%, 8/15/2028 (a)(r)	Lending Club	8/18/2025	1,662	1,645	1,581
219042284.SRDLC, 26.49%, 8/15/2027 (a)(r)	Lending Club	8/19/2025	8,675	8,598	8,474
219045075.SRDLC, 14.99%, 8/14/2027 (a)(r)	Lending Club	8/18/2025	2,219	2,191	309
219045815.SRDLC, 27.49%, 8/14/2027 (a)(r)	Lending Club	8/18/2025	8,699	8,622	8,520
219047410.SRDLC, 24.99%, 8/1/2028 (a)(n)(r)	Lending Club	8/18/2025	8,274	8,185	7,788
219048495.SRDLC, 28.49%, 8/14/2029 (a)(n)(r)	Lending Club	8/18/2025	13,895	13,735	13,357
219048763.SRDLC, 22.99%, 8/14/2027 (a)(r)	Lending Club	8/18/2025	2,144	2,125	2,094
219049027.SRDLC, 30.99%, 8/14/2028 (a)(n)(r)	Lending Club	8/18/2025	6,367	6,288	—
219049569.SRDLC, 18.49%, 8/14/2029 (a)(r)	Lending Club	8/18/2025	1,647	1,629	1,577
219049738.SRDLC, 22.49%, 8/28/2028 (a)(r)	Lending Club	8/18/2025	5,456	5,400	5,215
219050106.SRDLC, 23.49%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	4,002	3,961	3,790
219051018.SRDLC, 30.49%, 8/14/2030 (a)(n)(r)	Lending Club	8/18/2025	10,546	10,414	666
219052242.SRDLC, 14.49%, 8/14/2029 (a)(r)	Lending Club	8/18/2025	10,965	10,828	1,515
219053567.SRDLC, 17.49%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	12,307	12,182	11,781
219058440.SRDLC, 27.49%, 8/14/2029 (a)(r)	Lending Club	8/18/2025	2,697	2,667	2,595
219058853.SRDLC, 20.99%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	20,708	20,496	19,681
219061582.SRDLC, 30.99%, 8/14/2030 (a)(r)	Lending Club	8/18/2025	5,625	5,559	5,381
219062888.SRDLC, 22.99%, 8/14/2029 (a)(r)	Lending Club	8/18/2025	17,343	17,149	16,672
219063396.SRDLC, 32.39%, 8/14/2030 (a)(n)(r)	Lending Club	8/18/2025	9,368	9,251	982
219063436.SRDLC, 14.99%, 8/15/2028 (a)(r)	Lending Club	8/19/2025	4,888	4,839	4,683
219063445.SRDLC, 22.99%, 8/18/2029 (a)(r)	Lending Club	8/20/2025	10,677	10,558	10,276
219064147.SRDLC, 23.99%, 8/14/2027 (a)(n)(r)	Lending Club	8/18/2025	1,853	1,836	1,805
219064168.SRDLC, 30.99%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	2,549	2,522	2,404
219064419.SRDLC, 25.99%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	1,175	1,163	1,112
219064593.SRDLC, 24.49%, 8/22/2029 (a)(r)	Lending Club	8/18/2025	5,753	5,687	5,547
219066826.SRDLC, 27.49%, 8/14/2027 (a)(r)	Lending Club	8/18/2025	1,450	1,437	1,420
219067071.SRDLC, 25.49%, 7/31/2030 (a)(n)(r)	Lending Club	8/18/2025	16,308	16,106	15,610
219067104.SRDLC, 20.99%, 8/5/2028 (a)(r)	Lending Club	8/18/2025	4,934	4,884	4,685
219067752.SRDLC, 25.49%, 8/14/2030 (a)(r)	Lending Club	8/18/2025	9,183	9,077	8,799
219069160.SRDLC, 23.99%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	8,339	8,252	7,896
219070840.SRDLC, 32.39%, 8/14/2030 (a)(n)(r)	Lending Club	8/18/2025	7,457	7,364	1,940
219071201.SRDLC, 32.39%, 8/14/2030 (a)(r)	Lending Club	8/18/2025	5,686	5,619	5,436
219071520.SRDLC, 21.49%, 8/20/2028 (a)(r)	Lending Club	8/20/2025	6,828	6,758	6,503
219072736.SRDLC, 24.99%, 8/26/2028 (a)(r)	Lending Club	8/18/2025	10,160	10,055	9,631

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	93

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
219075003.SRDLC, 16.99%, 8/14/2027 (a)(r)	Lending Club	8/18/2025	$4,924	$4,881	$4,807
219075762.SRDLC, 22.49%, 8/14/2029 (a)(r)	Lending Club	8/18/2025	1,777	1,758	1,726
219076157.SRDLC, 18.49%, 8/14/2027 (a)(r)	Lending Club	8/18/2025	4,946	4,903	4,828
219076967.SRDLC, 30.99%, 8/18/2029 (a)(r)	Lending Club	8/20/2025	2,989	2,955	2,878
219077423.SRDLC, 12.99%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	2,025	2,005	1,940
219077556.SRDLC, 26.49%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	3,697	3,659	3,499
219080388.SRDLC, 27.49%, 8/24/2028 (a)(r)	Lending Club	8/18/2025	11,913	11,783	11,289
219081471.SRDLC, 15.00%, 12/15/2028 (a)(r)	Lending Club	8/19/2025	18,176	17,958	15,841
219081678.SRDLC, 23.49%, 8/14/2030 (a)(r)	Lending Club	8/18/2025	14,272	14,107	13,684
219084783.SRDLC, 18.99%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	1,648	1,631	1,567
219087127.SRDLC, 32.39%, 8/14/2030 (a)(r)	Lending Club	8/18/2025	4,699	4,644	4,493
219087701.SRDLC, 29.99%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	847	839	800
219089581.SRDLC, 21.49%, 8/21/2028 (a)(n)(r)	Lending Club	8/18/2025	2,541	2,514	2,422
219090131.SRDLC, 16.99%, 8/14/2027 (a)(r)	Lending Club	8/18/2025	2,532	2,510	2,472
219090670.SRDLC, 19.49%, 8/15/2029 (a)(r)	Lending Club	8/19/2025	7,057	6,980	6,861
219092147.SRDLC, 10.99%, 8/14/2028 (a)(r)	Lending Club	8/18/2025	4,711	4,664	4,515
219092190.SRDLC, 18.99%, 8/18/2027 (a)(r)	Lending Club	8/20/2025	2,830	2,806	2,756
219093798.SRDLC, 29.99%, 8/15/2028 (a)(n)(r)	Lending Club	8/19/2025	11,094	10,955	465
219094539.SRDLC, 21.49%, 8/14/2027 (a)(n)(r)	Lending Club	8/18/2025	6,594	6,535	6,412
219094923.SRDLC, 32.39%, 8/15/2030 (a)(r)	Lending Club	8/19/2025	13,157	13,002	12,588
219095081.SRDLC, 27.49%, 8/25/2028 (a)(r)	Lending Club	8/18/2025	4,261	4,217	4,020
219095118.SRDLC, 28.49%, 8/14/2029 (a)(r)	Lending Club	8/18/2025	901	891	866
219096204.SRDLC, 24.49%, 8/14/2027 (a)(r)	Lending Club	8/18/2025	1,072	1,063	1,047
219098034.SRDLC, 23.49%, 8/15/2028 (a)(r)	Lending Club	8/19/2025	8,338	8,252	7,900
219100461.SRDLC, 24.99%, 8/14/2029 (a)(r)	Lending Club	8/18/2025	4,469	4,419	4,294
219103106.SRDLC, 24.99%, 8/23/2028 (a)(r)	Lending Club	8/19/2025	8,426	8,337	8,007
219103155.SRDLC, 22.99%, 8/17/2027 (a)(r)	Lending Club	8/19/2025	2,869	2,844	2,789
219104028.SRDLC, 25.99%, 8/15/2030 (a)(n)(r)	Lending Club	8/19/2025	8,611	8,503	1,069
219104175.SRDLC, 15.99%, 8/15/2027 (a)(r)	Lending Club	8/19/2025	2,805	2,781	2,740
219104614.SRDLC, 19.99%, 8/15/2028 (a)(r)	Lending Club	8/19/2025	4,957	4,906	4,714
219106456.SRDLC, 25.49%, 8/15/2028 (a)(r)	Lending Club	8/19/2025	4,191	4,147	3,968
219106811.SRDLC, 30.99%, 8/15/2028 (a)(r)	Lending Club	8/19/2025	5,944	5,879	5,610
219109620.SRDLC, 29.24%, 8/15/2031 (a)(n)(r)	Lending Club	8/19/2025	24,015	23,715	—
219111881.SRDLC, 11.99%, 8/15/2027 (a)(r)	Lending Club	8/19/2025	1,732	1,717	1,693
219112219.SRDLC, 21.99%, 8/15/2028 (a)(r)	Lending Club	8/19/2025	4,153	4,110	3,948
219112385.SRDLC, 24.49%, 8/18/2027 (a)(r)	Lending Club	8/19/2025	3,881	3,846	3,795
219114928.SRDLC, 17.49%, 8/15/2027 (a)(r)	Lending Club	8/19/2025	704	698	688
219118114.SRDLC, 31.89%, 8/18/2029 (a)(r)	Lending Club	8/20/2025	9,073	8,968	8,733
219119583.SRDLC, 19.99%, 8/15/2028 (a)(r)	Lending Club	8/19/2025	9,913	9,812	9,428
219122519.SRDLC, 15.99%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	3,268	3,235	3,131
219123874.SRDLC, 20.99%, 8/15/2027 (a)(r)	Lending Club	8/19/2025	2,847	2,822	2,770
219125486.SRDLC, 20.49%, 8/15/2027 (a)(n)(r)	Lending Club	8/19/2025	2,341	2,320	2,278
219125537.SRDLC, 22.99%, 8/18/2029 (a)(r)	Lending Club	8/20/2025	4,762	4,708	4,580
219127888.SRDLC, 18.99%, 8/18/2028 (a)(r)	Lending Club	8/19/2025	8,256	8,172	7,861
219129646.SRDLC, 23.49%, 8/15/2029 (a)(r)	Lending Club	8/19/2025	3,562	3,522	3,426
219133220.SRDLC, 14.49%, 8/18/2029 (a)(r)	Lending Club	8/20/2025	10,448	10,335	10,043
219134376.SRDLC, 24.49%, 8/18/2027 (a)(r)	Lending Club	8/20/2025	2,157	2,138	2,108
219134514.SRDLC, 31.74%, 8/18/2031 (a)(r)	Lending Club	8/20/2025	17,247	17,040	16,550
219139724.SRDLC, 31.89%, 8/21/2029 (a)(r)	Lending Club	8/20/2025	4,207	4,154	1,137
219140144.SRDLC, 21.99%, 8/18/2030 (a)(r)	Lending Club	8/20/2025	8,839	8,738	8,473
219140517.SRDLC, 22.49%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	2,744	2,716	2,610
219140808.SRDLC, 22.74%, 8/18/2031 (a)(r)	Lending Club	8/20/2025	20,774	20,521	20,189

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

94	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
219141627.SRDLC, 20.49%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	$1,484	$1,468	$1,415
219142874.SRDLC, 21.49%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	8,294	8,209	7,890
219144498.SRDLC, 22.49%, 8/18/2030 (a)(n)(r)	Lending Club	8/20/2025	6,407	6,332	6,139
219146785.SRDLC, 29.24%, 8/18/2031 (a)(r)	Lending Club	8/20/2025	9,544	9,430	9,166
219148864.SRDLC, 28.99%, 8/18/2029 (a)(r)	Lending Club	8/20/2025	9,019	8,918	8,687
219149186.SRDLC, 25.99%, 8/18/2030 (a)(n)(r)	Lending Club	8/20/2025	6,219	6,141	1,144
219149297.SRDLC, 11.99%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	8,884	8,795	8,519
219150453.SRDLC, 18.99%, 8/18/2027 (a)(r)	Lending Club	8/20/2025	2,123	2,104	2,067
219153428.SRDLC, 21.49%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	10,784	10,673	10,266
219153855.SRDLC, 12.99%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	12,150	12,028	11,649
219156162.SRDLC, 18.99%, 8/18/2028 (a)(n)(r)	Lending Club	8/20/2025	2,873	2,843	2,740
219156243.SRDLC, 11.99%, 8/5/2028 (a)(n)(r)	Lending Club	8/20/2025	10,441	10,336	9,978
219158673.SRDLC, 28.99%, 8/18/2030 (a)(r)	Lending Club	8/20/2025	9,517	9,398	9,118
219159285.SRDLC, 23.99%, 8/18/2028 (a)(n)(r)	Lending Club	8/20/2025	4,175	4,131	3,957
219160250.SRDLC, 20.49%, 8/18/2028 (a)(n)(r)	Lending Club	8/20/2025	7,433	7,340	779
219165956.SRDLC, 21.49%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	4,977	4,925	4,734
219167691.SRDLC, 19.99%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	3,769	3,730	3,590
219171094.SRDLC, 20.99%, 8/18/2029 (a)(r)	Lending Club	8/20/2025	19,036	18,827	18,511
219175387.SRDLC, 23.49%, 8/25/2027 (a)(r)	Lending Club	8/27/2025	1,478	1,464	1,445
219183170.SRDLC, 30.99%, 8/18/2029 (a)(r)	Lending Club	8/20/2025	9,422	9,314	9,060
219187672.SRDLC, 31.99%, 8/18/2030 (a)(r)	Lending Club	8/20/2025	9,387	9,275	8,991
219189840.SRDLC, 24.49%, 8/18/2027 (a)(r)	Lending Club	8/20/2025	4,302	4,262	4,206
219194604.SRDLC, 24.49%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	4,600	4,546	4,359
219196643.SRDLC, 23.99%, 8/18/2028 (a)(r)	Lending Club	8/20/2025	20,935	20,715	19,845
219212159.SRDLC, 13.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	2,180	2,158	2,103
219365558.SRDLC, 24.24%, 9/15/2031 (a)(r)	Lending Club	9/17/2025	9,057	8,949	8,789
219450833.SRDLC, 15.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	2,859	2,830	2,741
219540611.SRDLC, 22.74%, 9/16/2031 (a)(r)	Lending Club	9/18/2025	12,362	12,216	12,008
219556068.SRDLC, 18.49%, 9/20/2029 (a)(r)	Lending Club	9/19/2025	3,499	3,460	3,372
219581364.SRDLC, 30.49%, 9/16/2030 (a)(r)	Lending Club	9/18/2025	6,924	6,842	6,625
219581802.SRDLC, 24.49%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	4,294	4,247	4,067
219630701.SRDLC, 32.39%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	9,480	9,368	9,059
219638476.SRDLC, 25.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	14,997	14,822	14,364
219641949.SRDLC, 31.89%, 9/10/2029 (a)(r)	Lending Club	9/12/2025	10,517	10,386	2,742
219658416.SRDLC, 31.99%, 9/17/2030 (a)(r)	Lending Club	9/19/2025	23,696	23,411	22,665
219783648.SRDLC, 20.99%, 9/15/2027 (a)(n)(r)	Lending Club	9/17/2025	1,485	1,466	414
219809685.SRDLC, 16.99%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	22,126	21,872	20,799
219810511.SRDLC, 26.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	8,451	8,352	8,092
219820287.SRDLC, 10.99%, 9/9/2027 (a)(n)(r)	Lending Club	9/11/2025	2,724	2,700	2,684
219822427.SRDLC, 31.89%, 9/16/2029 (a)(r)	Lending Club	9/18/2025	13,801	13,643	13,263
219827694.SRDLC, 31.89%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	13,801	13,643	13,255
219830383.SRDLC, 28.49%, 9/30/2028 (a)(n)(r)	Lending Club	9/19/2025	13,161	13,022	12,196
219841149.SRDLC, 32.39%, 9/22/2030 (a)(n)(r)	Lending Club	9/17/2025	9,512	9,399	9,124
219844353.SRDLC, 29.49%, 9/16/2029 (a)(r)	Lending Club	9/18/2025	16,489	16,301	15,854
219848878.SRDLC, 28.99%, 9/17/2027 (a)(r)	Lending Club	9/19/2025	765	758	745
219858483.SRDLC, 17.99%, 9/16/2027 (a)(r)	Lending Club	9/18/2025	3,559	3,526	3,471
219860005.SRDLC, 28.99%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	4,398	4,357	4,278
219871215.SRDLC, 31.99%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	6,822	6,741	6,519
219874626.SRDLC, 25.99%, 9/15/2028 (a)(n)(r)	Lending Club	9/17/2025	6,174	6,107	5,847
219874833.SRDLC, 30.99%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	13,712	13,549	13,169
219889448.SRDLC, 26.49%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	4,739	4,688	4,485
219899280.SRDLC, 17.49%, 9/16/2027 (a)(r)	Lending Club	9/18/2025	2,230	2,209	2,174

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	95

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
219913461.SRDLC, 24.99%, 9/20/2027 (a)(r)	Lending Club	9/18/2025	$3,800	$3,764	$3,685
219914145.SRDLC, 26.49%, 9/23/2030 (a)(r)	Lending Club	9/17/2025	10,396	10,272	9,996
219914753.SRDLC, 29.99%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	2,934	2,901	2,819
219921377.SRDLC, 22.49%, 3/25/2028 (a)(n)(r)	Lending Club	9/29/2025	3,000	2,963	314
219926472.SRDLC, 28.49%, 9/16/2027 (a)(r)	Lending Club	9/18/2025	7,342	7,272	7,138
219934553.SRDLC, 21.99%, 9/30/2027 (a)(n)(r)	Lending Club	9/19/2025	979	969	961
219941506.SRDLC, 25.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	861	852	814
219946026.SRDLC, 25.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	16,879	16,670	16,165
219948557.SRDLC, 11.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	5,828	5,768	5,589
219953490.SRDLC, 15.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	21,024	20,806	20,152
219955913.SRDLC, 23.49%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	14,552	14,398	13,783
219957234.SRDLC, 23.49%, 5/12/2031 (a)(n)(r)	Lending Club	9/16/2025	5,947	5,872	3,169
219957731.SRDLC, 25.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	9,373	9,264	8,978
219958036.SRDLC, 24.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	1,374	1,360	1,301
219958454.SRDLC, 27.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	6,490	6,414	6,212
219958583.SRDLC, 24.99%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	13,540	13,379	12,971
219960897.SRDLC, 31.89%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	5,520	5,456	5,302
219962295.SRDLC, 18.49%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	9,730	9,628	9,322
219962762.SRDLC, 14.49%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	22,188	21,943	21,298
219963376.SRDLC, 11.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	9,158	9,063	8,783
219967297.SRDLC, 27.99%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	13,702	13,546	13,171
219967621.SRDLC, 24.49%, 9/26/2027 (a)(r)	Lending Club	9/17/2025	8,396	8,317	8,162
219967952.SRDLC, 24.99%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	757	750	736
219967989.SRDLC, 27.99%, 9/16/2030 (a)(r)	Lending Club	9/18/2025	7,059	6,975	6,759
219968013.SRDLC, 12.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	3,672	3,633	3,521
219968778.SRDLC, 9.99%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	4,372	4,333	4,266
219968804.SRDLC, 24.99%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	6,555	6,479	6,279
219970141.SRDLC, 24.99%, 9/15/2029 (a)(n)(r)	Lending Club	9/17/2025	6,386	6,306	669
219970782.SRDLC, 30.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	9,452	9,341	9,033
219972157.SRDLC, 15.00%, 1/15/2029 (a)(n)(r)	Lending Club	9/17/2025	13,641	13,492	11,150
219973718.SRDLC, 26.99%, 9/15/2029 (a)(n)(r)	Lending Club	9/17/2025	3,838	3,791	3,689
219974380.SRDLC, 31.89%, 9/15/2029 (a)(n)(r)	Lending Club	9/17/2025	6,552	6,470	6,292
219974923.SRDLC, 17.49%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	2,232	2,214	2,175
219975236.SRDLC, 13.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	16,823	16,649	16,174
219975270.SRDLC, 32.39%, 9/15/2030 (a)(n)(r)	Lending Club	9/17/2025	6,800	6,715	1,191
219975630.SRDLC, 23.49%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	10,864	10,742	10,437
219976489.SRDLC, 22.49%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	3,915	3,878	3,797
219977135.SRDLC, 29.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	12,268	12,124	11,733
219977360.SRDLC, 13.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	20,919	20,703	20,058
219977883.SRDLC, 26.49%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	21,544	21,314	20,383
219979173.SRDLC, 25.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	23,433	23,160	22,444
219981610.SRDLC, 25.99%, 9/10/2030 (a)(n)(r)	Lending Club	9/17/2025	14,941	14,765	14,268
219981959.SRDLC, 20.49%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	8,501	8,412	8,096
219982296.SRDLC, 26.49%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	4,309	4,263	4,077
219982380.SRDLC, 25.49%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	17,272	17,077	16,584
219983857.SRDLC, 23.99%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	6,251	6,180	6,005
219984440.SRDLC, 19.99%, 9/15/2027 (a)(n)(r)	Lending Club	9/17/2025	3,301	3,270	3,196
219984530.SRDLC, 30.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	14,179	14,011	13,549
219985068.SRDLC, 23.99%, 9/19/2028 (a)(r)	Lending Club	9/17/2025	3,870	3,828	3,672
219985742.SRDLC, 27.49%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	5,476	5,413	5,264
219986798.SRDLC, 31.89%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	10,977	10,852	10,540
219987623.SRDLC, 13.99%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	2,578	2,555	2,514

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

96	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
219987722.SRDLC, 30.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	$1,044	$1,033	$983
219987878.SRDLC, 11.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	4,163	4,120	3,994
219990611.SRDLC, 25.49%, 9/15/2027 (a)(n)(r)	Lending Club	9/17/2025	5,811	5,756	5,644
219991025.SRDLC, 26.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	5,176	5,121	4,876
219991826.SRDLC, 30.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	9,452	9,341	9,033
219992058.SRDLC, 31.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	9,467	9,355	9,049
219993091.SRDLC, 19.49%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	6,532	6,463	6,222
219993108.SRDLC, 18.49%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	4,230	4,186	4,053
219993407.SRDLC, 31.49%, 9/15/2030 (a)(n)(r)	Lending Club	9/17/2025	6,202	6,124	5,928
219993866.SRDLC, 9.99%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	12,386	12,276	12,087
219994404.SRDLC, 28.99%, 9/16/2030 (a)(n)(r)	Lending Club	9/18/2025	11,192	11,053	10,707
219994722.SRDLC, 7.99%, 9/15/2027 (a)(n)(r)	Lending Club	9/17/2025	5,431	5,382	5,314
219994882.SRDLC, 22.49%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	5,420	5,370	5,257
219995120.SRDLC, 31.24%, 9/15/2031 (a)(r)	Lending Club	9/17/2025	4,816	4,758	4,608
219996378.SRDLC, 25.49%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	7,584	7,514	7,373
219996400.SRDLC, 22.99%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	1,475	1,458	1,419
219996778.SRDLC, 23.49%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	3,338	3,303	3,160
219997648.SRDLC, 25.99%, 9/17/2027 (a)(r)	Lending Club	9/19/2025	3,037	3,009	2,955
220000109.SRDLC, 28.49%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	18,843	18,622	18,028
220000847.SRDLC, 22.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	855	846	809
220001062.SRDLC, 16.49%, 9/16/2029 (a)(r)	Lending Club	9/18/2025	13,375	13,227	12,839
220001067.SRDLC, 24.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	2,577	2,549	2,440
220001339.SRDLC, 22.49%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	9,035	8,933	8,773
220002296.SRDLC, 22.99%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	8,140	8,048	7,821
220002767.SRDLC, 15.00%, 3/15/2031 (a)(n)(r)	Lending Club	9/17/2025	15,242	15,053	14,670
220002812.SRDLC, 23.49%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	3,621	3,580	3,479
220006906.SRDLC, 27.49%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	11,227	11,107	10,562
220007800.SRDLC, 18.49%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	9,307	9,210	8,917
220007829.SRDLC, 31.99%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	7,571	7,480	7,235
220008103.SRDLC, 20.49%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	6,722	6,652	6,393
220012803.SRDLC, 18.49%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	1,341	1,329	1,308
220013342.SRDLC, 25.49%, 9/15/2029 (a)(n)(r)	Lending Club	9/17/2025	2,769	2,737	2,659
220013587.SRDLC, 24.99%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	18,163	17,958	17,443
220015672.SRDLC, 18.99%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	4,477	4,436	4,344
220016560.SRDLC, 19.99%, 9/1/2028 (a)(r)	Lending Club	9/17/2025	8,642	8,551	8,206
220016996.SRDLC, 12.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	4,134	4,091	3,965
220017118.SRDLC, 20.99%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	10,357	10,241	10,056
220017310.SRDLC, 15.00%, 5/16/2031 (a)(n)(r)	Lending Club	9/18/2025	9,828	9,709	8,306
220020040.SRDLC, 25.49%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	10,714	10,597	10,148
220020385.SRDLC, 19.49%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	11,218	11,104	10,861
220023490.SRDLC, 29.99%, 9/15/2030 (a)(r)	Lending Club	9/17/2025	11,334	11,200	10,839
220024303.SRDLC, 25.49%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	14,545	14,380	13,966
220025285.SRDLC, 31.74%, 9/15/2031 (a)(r)	Lending Club	9/17/2025	8,097	7,999	7,745
220025582.SRDLC, 18.49%, 9/2/2027 (a)(n)(r)	Lending Club	9/19/2025	4,953	4,907	4,823
220026778.SRDLC, 11.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	9,158	9,064	8,783
220028413.SRDLC, 24.99%, 9/20/2028 (a)(r)	Lending Club	9/18/2025	1,835	1,815	1,740
220030488.SRDLC, 24.99%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	1,816	1,796	1,744
220031255.SRDLC, 18.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	9,233	9,137	8,782
220031348.SRDLC, 20.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	12,767	12,632	12,139
220031804.SRDLC, 21.49%, 9/15/2027 (a)(r)	Lending Club	9/17/2025	9,011	8,928	8,741
220033848.SRDLC, 11.99%, 9/15/2028 (a)(n)(r)	Lending Club	9/17/2025	12,609	12,478	12,103
220034378.SRDLC, 15.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	21,024	20,805	20,158

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	97

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
220035167.SRDLC, 11.99%, 9/15/2028 (a)(r)	Lending Club	9/17/2025	$4,079	$4,037	$3,912
220035211.SRDLC, 18.99%, 9/15/2029 (a)(r)	Lending Club	9/17/2025	2,242	2,217	2,178
220036691.SRDLC, 22.49%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	5,973	5,909	5,679
220038708.SRDLC, 20.99%, 9/16/2027 (a)(r)	Lending Club	9/18/2025	3,000	2,972	2,911
220038895.SRDLC, 30.49%, 9/16/2030 (a)(r)	Lending Club	9/18/2025	14,079	13,909	13,465
220041673.SRDLC, 0.00%, 7/16/2030 (a)(n)(r)	Lending Club	9/18/2025	20,385	20,130	17,737
220043526.SRDLC, 21.49%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	11,904	11,779	11,322
220043585.SRDLC, 22.49%, 9/28/2029 (a)(r)	Lending Club	9/18/2025	9,118	9,016	8,863
220045573.SRDLC, 30.99%, 9/16/2029 (a)(r)	Lending Club	9/18/2025	9,094	8,990	8,741
220045987.SRDLC, 21.49%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	3,408	3,372	3,242
220046017.SRDLC, 29.99%, 9/17/2030 (a)(r)	Lending Club	9/19/2025	6,800	6,720	6,512
220046150.SRDLC, 17.49%, 9/16/2027 (a)(n)(r)	Lending Club	9/18/2025	1,472	1,454	402
220046844.SRDLC, 19.99%, 9/30/2028 (a)(n)(r)	Lending Club	9/18/2025	10,565	10,436	10,082
220047743.SRDLC, 31.89%, 9/16/2029 (a)(r)	Lending Club	9/18/2025	9,226	9,112	8,861
220047936.SRDLC, 27.49%, 9/25/2028 (a)(n)(r)	Lending Club	9/18/2025	9,273	9,157	1,743
220048044.SRDLC, 31.89%, 9/30/2029 (a)(r)	Lending Club	9/18/2025	4,591	4,534	4,414
220048893.SRDLC, 28.99%, 9/16/2027 (a)(r)	Lending Club	9/18/2025	3,824	3,788	3,722
220049397.SRDLC, 26.99%, 9/16/2029 (a)(r)	Lending Club	9/18/2025	9,468	9,350	2,480
220049518.SRDLC, 32.39%, 3/16/2031 (a)(r)	Lending Club	9/18/2025	7,449	7,356	1,009
220049568.SRDLC, 24.99%, 9/16/2028 (a)(n)(r)	Lending Club	9/18/2025	4,262	4,214	4,033
220050368.SRDLC, 30.99%, 9/16/2028 (a)(n)(r)	Lending Club	9/18/2025	1,307	1,291	1,230
220050659.SRDLC, 26.99%, 9/16/2028 (a)(n)(r)	Lending Club	9/18/2025	1,327	1,312	1,248
220050772.SRDLC, 19.99%, 9/16/2028 (a)(n)(r)	Lending Club	9/18/2025	7,746	7,664	7,369
220051764.SRDLC, 18.49%, 9/21/2028 (a)(r)	Lending Club	9/18/2025	7,637	7,556	7,344
220052334.SRDLC, 24.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	6,442	6,373	6,099
220052994.SRDLC, 22.99%, 9/17/2027 (a)(r)	Lending Club	9/19/2025	2,713	2,688	2,641
220056770.SRDLC, 20.49%, 9/30/2027 (a)(n)(r)	Lending Club	9/18/2025	2,410	2,380	1,715
220056904.SRDLC, 20.49%, 9/23/2028 (a)(n)(r)	Lending Club	9/18/2025	4,260	4,215	4,069
220057360.SRDLC, 22.49%, 9/16/2029 (a)(r)	Lending Club	9/18/2025	2,168	2,144	2,106
220060153.SRDLC, 31.89%, 9/16/2029 (a)(r)	Lending Club	9/18/2025	1,793	1,773	1,723
220060443.SRDLC, 14.99%, 9/30/2028 (a)(n)(r)	Lending Club	9/18/2025	3,381	3,346	3,234
220060797.SRDLC, 15.00%, 3/17/2028 (a)(r)	Lending Club	9/19/2025	8,283	8,199	7,184
220063800.SRDLC, 20.99%, 9/16/2027 (a)(r)	Lending Club	9/18/2025	4,500	4,458	4,367
220064596.SRDLC, 12.99%, 9/16/2027 (a)(r)	Lending Club	9/18/2025	18,367	18,202	17,908
220064770.SRDLC, 12.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	6,677	6,608	6,405
220065097.SRDLC, 30.49%, 9/17/2030 (a)(r)	Lending Club	9/19/2025	9,452	9,341	9,051
220065168.SRDLC, 17.49%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	5,486	5,429	5,259
220066275.SRDLC, 24.49%, 9/16/2027 (a)(r)	Lending Club	9/18/2025	4,539	4,497	4,415
220067539.SRDLC, 16.99%, 9/17/2030 (a)(r)	Lending Club	9/19/2025	9,219	9,113	8,720
220068194.SRDLC, 16.99%, 9/17/2028 (a)(r)	Lending Club	9/19/2025	6,660	6,590	6,386
220068307.SRDLC, 28.49%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	2,597	2,569	2,447
220068337.SRDLC, 24.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	7,215	7,138	6,831
220069280.SRDLC, 12.99%, 9/16/2028 (a)(r)	Lending Club	9/18/2025	7,512	7,434	7,205
220069598.SRDLC, 15.99%, 9/17/2028 (a)(r)	Lending Club	9/19/2025	6,303	6,236	6,044
220069803.SRDLC, 16.99%, 9/17/2028 (a)(r)	Lending Club	9/19/2025	8,852	8,759	8,488
220070872.SRDLC, 25.24%, 9/17/2031 (a)(r)	Lending Club	9/19/2025	8,594	8,491	8,345
220071121.SRDLC, 14.49%, 9/17/2029 (a)(r)	Lending Club	9/19/2025	4,881	4,827	4,688
220072238.SRDLC, 25.99%, 9/17/2030 (a)(n)(r)	Lending Club	9/19/2025	8,872	8,764	8,497
220072593.SRDLC, 28.99%, 9/17/2027 (a)(r)	Lending Club	9/19/2025	3,824	3,788	3,724
220072719.SRDLC, 26.99%, 9/17/2030 (a)(r)	Lending Club	9/19/2025	9,400	9,284	9,004
220074343.SRDLC, 17.99%, 9/17/2027 (a)(r)	Lending Club	9/19/2025	744	737	726
220188269.SRDLC, 28.99%, 9/23/2029 (a)(n)(r)	Lending Club	9/25/2025	7,165	7,080	6,914

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

98	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
220274710.SRDLC, 25.49%, 9/23/2027 (a)(r)	Lending Club	9/25/2025	$6,674	$6,611	$6,508
220328250.SRDLC, 22.99%, 9/25/2029 (a)(r)	Lending Club	9/29/2025	9,949	9,836	9,616
220340789.SRDLC, 25.49%, 9/30/2028 (a)(n)(r)	Lending Club	10/02/2025	12,897	12,767	12,273
220344139.SRDLC, 15.99%, 9/26/2028 (a)(r)	Lending Club	9/30/2025	11,774	11,650	11,323
220368588.SRDLC, 27.74%, 9/30/2031 (a)(n)(r)	Lending Club	9/30/2025	5,194	5,129	5,003
220389600.SRDLC, 20.99%, 10/1/2028 (a)(n)(r)	Lending Club	9/30/2025	5,020	4,966	4,751
220482958.SRDLC, 27.49%, 9/30/2030 (a)(n)(r)	Lending Club	10/02/2025	12,768	12,616	12,340
CBM3902241.SRDUP, 20.11%, 8/4/2028 (a)(r)	Upstart	8/09/2023	885	882	891
CBM3908661.SRDUP, 23.08%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	3,096	3,082	3,116
CBM3908662.SRDUP, 19.68%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	582	580	586
CBM3909833.SRDUP, 18.53%, 8/2/2026 (a)(n)(r)	Upstart	8/07/2023	1,449	1,442	1,438
CBM3909834.SRDUP, 22.43%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	2,217	2,210	2,213
CBM3909885.SRDUP, 16.50%, 8/2/2028 (a)(r)	Upstart	8/07/2023	12,498	12,465	12,382
CBM3909897.SRDUP, 28.34%, 8/2/2028 (a)(r)	Upstart	8/07/2023	575	573	575
CBM3909905.SRDUP, 21.51%, 8/17/2028 (a)(n)(r)	Upstart	8/07/2023	2,111	2,103	2,125
CBM3909924.SRDUP, 27.54%, 1/6/2027 (a)(n)(r)	Upstart	8/07/2023	755	751	540
CBM3910010.SRDUP, 24.42%, 8/2/2028 (a)(r)	Upstart	8/07/2023	2,945	2,942	2,942
CBM3910035.SRDUP, 25.43%, 8/2/2026 (a)(r)	Upstart	8/07/2023	304	304	301
CBM3910047.SRDUP, 21.61%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,618	1,613	1,615
CBM3910097.SRDUP, 28.65%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	818	814	441
CBM3910113.SRDUP, 24.04%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	1,048	1,043	163
CBM3910123.SRDUP, 6.00%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	1,559	1,554	1,555
CBM3910143.SRDUP, 23.88%, 8/2/2026 (a)(r)	Upstart	8/07/2023	150	149	148
CBM3910144.SRDUP, 28.62%, 8/2/2028 (a)(r)	Upstart	8/07/2023	2,171	2,164	2,185
CBM3910154.SRDUP, 20.27%, 8/2/2026 (a)(r)	Upstart	8/07/2023	173	173	171
CBM3910216.SRDUP, 17.56%, 8/2/2028 (a)(r)	Upstart	8/07/2023	28,635	28,560	28,366
CBM3910222.SRDUP, 17.38%, 8/2/2026 (a)(n)(r)	Upstart	8/07/2023	1,363	1,362	1,352
CBM3910258.SRDUP, 26.04%, 6/2/2029 (a)(n)(r)	Upstart	8/07/2023	15,516	15,438	15,415
CBM3910275.SRDUP, 29.41%, 1/2/2029 (a)(n)(r)	Upstart	8/07/2023	8,121	8,081	8,054
CBM3910281.SRDUP, 21.26%, 8/7/2028 (a)(r)	Upstart	8/07/2023	12,917	12,880	12,910
CBM3910308.SRDUP, 24.05%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	1,106	1,102	1,105
CBM3910333.SRDUP, 19.30%, 8/2/2026 (a)(n)(r)	Upstart	8/07/2023	1,750	1,746	1,736
CBM3910374.SRDUP, 28.85%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	9,589	9,541	2,922
CBM3910438.SRDUP, 22.29%, 8/2/2028 (a)(r)	Upstart	8/07/2023	30,712	30,625	30,700
CBM3910645.SRDUP, 20.35%, 8/2/2026 (a)(r)	Upstart	8/07/2023	109	108	108
CBM3910696.SRDUP, 15.86%, 8/2/2026 (a)(r)	Upstart	8/07/2023	569	569	565
CBM3910741.SRDUP, 28.68%, 8/2/2028 (a)(r)	Upstart	8/07/2023	639	637	643
CBM3910777.SRDUP, 28.96%, 8/2/2028 (a)(r)	Upstart	8/07/2023	2,882	2,874	2,901
CBM3910827.SRDUP, 28.81%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	2,171	2,162	2,184
CBM3910906.SRDUP, 23.87%, 8/2/2028 (a)(r)	Upstart	8/07/2023	2,140	2,134	2,138
CBM3910941.SRDUP, 28.08%, 8/2/2028 (a)(r)	Upstart	8/07/2023	2,155	2,148	2,167
CBM3911183.SRDUP, 26.29%, 1/2/2029 (a)(r)	Upstart	8/07/2023	20,128	20,030	20,132
CBM3911219.SRDUP, 23.85%, 8/2/2026 (a)(r)	Upstart	8/07/2023	344	344	341
CBM3911341.SRDUP, 26.92%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	592	589	92
CBM3911374.SRDUP, 16.80%, 8/2/2026 (a)(r)	Upstart	8/07/2023	330	330	327
CBM3911399.SRDUP, 19.04%, 8/2/2028 (a)(r)	Upstart	8/07/2023	2,640	2,632	2,657
CBM3911489.SRDUP, 25.68%, 8/3/2026 (a)(r)	Upstart	8/08/2023	840	839	833
CBM3911508.SRDUP, 25.51%, 1/3/2029 (a)(n)(r)	Upstart	8/08/2023	12,150	12,089	2,372
CBM3911536.SRDUP, 28.83%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,024	1,022	1,031
CBM3911722.SRDUP, 18.11%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,734	1,729	1,718
CBM3911740.SRDUP, 24.49%, 8/3/2028 (a)(r)	Upstart	8/08/2023	735	733	740
CBM3911810.SRDUP, 26.08%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,311	1,307	1,320

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	99

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
CBM3911849.SRDUP, 28.42%, 8/3/2028 (a)(r)	Upstart	8/08/2023	$2,923	$2,914	$2,941
CBM3911873.SRDUP, 27.00%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,750	1,744	1,742
CBM3911895.SRDUP, 28.58%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,660	1,655	1,671
CBM3911896.SRDUP, 28.32%, 8/3/2028 (a)(n)(r)	Upstart	8/08/2023	926	923	932
CBM3911897.SRDUP, 13.99%, 8/3/2026 (a)(r)	Upstart	8/08/2023	122	122	122
CBM3912134.SRDUP, 29.66%, 8/3/2028 (a)(r)	Upstart	8/08/2023	5,480	5,464	5,518
CBM3912172.SRDUP, 14.10%, 1/3/2029 (a)(r)	Upstart	8/08/2023	3,456	3,439	3,428
CBM3912220.SRDUP, 27.72%, 8/3/2028 (a)(r)	Upstart	8/08/2023	633	631	638
CBM3912491.SRDUP, 28.71%, 8/19/2028 (a)(n)(r)	Upstart	8/08/2023	5,329	5,308	5,371
CBM3912534.SRDUP, 28.88%, 8/3/2028 (a)(r)	Upstart	8/08/2023	640	638	644
CBM3913126.SRDUP, 22.47%, 8/4/2028 (a)(r)	Upstart	8/09/2023	6,036	6,019	6,035
CBM3913152.SRDUP, 28.59%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	2,440	2,428	2,450
CBM3913224.SRDUP, 25.53%, 8/8/2026 (a)(n)(r)	Upstart	8/09/2023	751	751	745
CBM3913228.SRDUP, 28.70%, 8/4/2028 (a)(r)	Upstart	8/09/2023	1,084	1,080	1,091
CBM3913263.SRDUP, 29.66%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	3,399	3,382	1,831
CBM3913378.SRDUP, 17.16%, 1/4/2029 (a)(n)(r)	Upstart	8/09/2023	5,754	5,725	2,756
CBM3913379.SRDUP, 24.34%, 8/4/2028 (a)(r)	Upstart	8/09/2023	11,586	11,549	11,654
CBM3913406.SRDUP, 23.37%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	1,699	1,694	1,697
CBM3913412.SRDUP, 14.09%, 8/4/2028 (a)(r)	Upstart	8/09/2023	9,855	9,829	9,766
CBM3913427.SRDUP, 29.19%, 8/4/2028 (a)(r)	Upstart	8/09/2023	770	768	776
CBM3913451.SRDUP, 22.49%, 8/4/2028 (a)(r)	Upstart	8/09/2023	13,765	13,726	13,764
CBM3913457.SRDUP, 28.28%, 8/4/2028 (a)(r)	Upstart	8/09/2023	1,201	1,197	1,209
CBM3913461.SRDUP, 26.76%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	2,186	2,177	2,190
CBM3913475.SRDUP, 20.52%, 8/4/2028 (a)(r)	Upstart	8/09/2023	11,832	11,799	11,921
CBM3913524.SRDUP, 18.50%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	12,587	12,524	1,953
CBM3913556.SRDUP, 20.57%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	3,507	3,490	3,533
CBM3913576.SRDUP, 19.59%, 8/4/2026 (a)(n)(r)	Upstart	8/09/2023	1,420	1,416	220
CBM3913602.SRDUP, 24.34%, 8/4/2026 (a)(r)	Upstart	8/09/2023	752	752	746
CBM3913801.SRDUP, 28.76%, 8/4/2028 (a)(r)	Upstart	8/09/2023	2,629	2,622	2,649
CBM3914443.SRDUP, 26.56%, 1/4/2029 (a)(n)(r)	Upstart	8/09/2023	36,645	36,462	10,730
CBM3954098.SRDUP, 28.69%, 2/1/2027 (a)(n)(r)	Upstart	9/07/2023	1,346	1,339	589
CBM3954201.SRDUP, 23.42%, 9/1/2028 (a)(r)	Upstart	9/07/2023	13,929	13,910	14,011
CBM3954214.SRDUP, 28.76%, 9/1/2028 (a)(r)	Upstart	9/07/2023	1,505	1,501	1,515
CBM3954333.SRDUP, 30.59%, 9/1/2028 (a)(n)(r)	Upstart	9/07/2023	1,025	1,020	201
CBM3954356.SRDUP, 26.92%, 9/1/2028 (a)(r)	Upstart	9/07/2023	29,310	29,221	29,272
CBM3954359.SRDUP, 24.68%, 9/1/2028 (a)(r)	Upstart	9/07/2023	27,287	27,205	27,450
CBM3954441.SRDUP, 28.88%, 9/1/2028 (a)(r)	Upstart	9/07/2023	597	595	598
CBM3954476.SRDUP, 30.17%, 9/1/2028 (a)(r)	Upstart	9/07/2023	662	660	666
CBM3954499.SRDUP, 27.69%, 9/1/2028 (a)(r)	Upstart	9/07/2023	19,456	19,396	19,578
CBM3954561.SRDUP, 21.09%, 9/1/2028 (a)(r)	Upstart	9/07/2023	7,398	7,377	7,392
CBM3955684.SRDUP, 22.45%, 9/5/2028 (a)(r)	Upstart	9/08/2023	8,048	8,047	8,051
CBM3955779.SRDUP, 16.17%, 9/5/2028 (a)(r)	Upstart	9/08/2023	7,675	7,653	7,606
CBM3955802.SRDUP, 13.42%, 9/5/2028 (a)(r)	Upstart	9/08/2023	2,603	2,604	2,580
CBM3955807.SRDUP, 21.50%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	970	967	966
CBM3955808.SRDUP, 28.09%, 9/5/2028 (a)(r)	Upstart	9/08/2023	10,789	10,755	10,873
CBM3955854.SRDUP, 31.09%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	2,889	2,874	448
CBM3955904.SRDUP, 19.84%, 9/5/2028 (a)(r)	Upstart	9/08/2023	6,885	6,865	6,938
CBM3956685.SRDUP, 19.38%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	1,383	1,379	1,394
CBM3958274.SRDUP, 23.89%, 10/5/2028 (a)(n)(r)	Upstart	9/08/2023	15,875	15,796	8,133
CBM3958361.SRDUP, 26.50%, 9/5/2028 (a)(r)	Upstart	9/08/2023	716	714	721
CBM3959168.SRDUP, 24.20%, 9/5/2026 (a)(r)	Upstart	9/08/2023	3,034	3,031	3,011
CBM3960184.SRDUP, 25.03%, 9/5/2028 (a)(r)	Upstart	9/08/2023	10,842	10,809	10,926

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

100	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
CBM3960264.SRDUP, 29.92%, 2/10/2029 (a)(n)(r)	Upstart	9/08/2023	$7,768	$7,729	$7,594
CBM3961210.SRDUP, 12.28%, 9/6/2026 (a)(r)	Upstart	9/11/2023	1,616	1,615	1,609
CBM4007944.SRDUP, 28.65%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	837	833	250
CBM4007958.SRDUP, 28.82%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,073	1,070	1,083
CBM4007968.SRDUP, 18.55%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	10,550	10,519	10,452
CBM4007984.SRDUP, 27.98%, 3/21/2029 (a)(n)(r)	Upstart	10/12/2023	3,032	3,017	471
CBM4008025.SRDUP, 26.38%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,254	1,250	1,263
CBM4008026.SRDUP, 29.98%, 3/21/2029 (a)(n)(r)	Upstart	10/12/2023	1,953	1,953	1,961
CBM4008087.SRDUP, 18.12%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,458	1,454	1,445
CBM4008140.SRDUP, 27.00%, 10/6/2028 (a)(r)	Upstart	10/12/2023	3,694	3,680	3,725
CBM4008144.SRDUP, 28.33%, 10/6/2028 (a)(r)	Upstart	10/12/2023	5,330	5,313	5,377
CBM4008158.SRDUP, 29.17%, 10/6/2028 (a)(r)	Upstart	10/12/2023	21,869	21,796	21,998
CBM4008187.SRDUP, 21.13%, 10/6/2028 (a)(r)	Upstart	10/12/2023	5,478	5,461	5,482
CBM4008196.SRDUP, 16.91%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,750	1,745	1,734
CBM4008214.SRDUP, 22.59%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	1,672	1,664	260
CBM4008222.SRDUP, 29.74%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	4,528	4,513	4,530
CBM4008227.SRDUP, 19.33%, 10/6/2026 (a)(r)	Upstart	10/12/2023	355	355	353
CBM4008239.SRDUP, 29.18%, 10/6/2028 (a)(r)	Upstart	10/12/2023	3,700	3,689	3,733
CBM4008265.SRDUP, 24.59%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,489	1,485	1,491
CBM4008282.SRDUP, 29.01%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,321	1,314	1,332
CBM4008287.SRDUP, 25.53%, 10/13/2026 (a)(r)	Upstart	10/12/2023	898	898	890
CBM4008304.SRDUP, 20.39%, 10/6/2028 (a)(r)	Upstart	10/12/2023	13,801	13,758	13,901
CBM4008334.SRDUP, 29.10%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,412	1,408	1,424
CBM4008343.SRDUP, 26.00%, 10/6/2028 (a)(r)	Upstart	10/12/2023	32,814	32,706	33,093
CBM4008367.SRDUP, 29.10%, 10/6/2028 (a)(r)	Upstart	10/12/2023	5,781	5,762	5,833
CBM4008874.SRDUP, 27.56%, 3/20/2029 (a)(n)(r)	Upstart	10/12/2023	3,330	3,313	975
CBM4009102.SRDUP, 28.64%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,881	2,873	2,906
CBM4009136.SRDUP, 17.51%, 10/6/2028 (a)(r)	Upstart	10/12/2023	15,171	15,127	15,035
CBM4009147.SRDUP, 28.99%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,992	1,985	2,009
CBM4009182.SRDUP, 29.08%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,793	1,787	1,809
CBM4009475.SRDUP, 27.73%, 10/6/2028 (a)(r)	Upstart	10/12/2023	5,753	5,724	5,802
CBM4009969.SRDUP, 29.14%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,390	3,379	3,425
CBM4010323.SRDUP, 17.86%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	2,059	2,053	2,078
CBM4010328.SRDUP, 18.40%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	3,715	3,697	1,042
CBM4010393.SRDUP, 26.09%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	1,913	1,907	1,932
CBM4011013.SRDUP, 30.00%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,456	2,448	2,473
CBM4011033.SRDUP, 15.46%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,487	1,482	1,474
CBM4011195.SRDUP, 28.74%, 10/10/2028 (a)(r)	Upstart	10/13/2023	671	668	677
CBM4011217.SRDUP, 27.44%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	487	485	490
CBM4011224.SRDUP, 29.16%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,381	5,363	5,438
CBM4011255.SRDUP, 25.19%, 4/10/2027 (a)(n)(r)	Upstart	10/13/2023	319	317	50
CBM4011977.SRDUP, 14.32%, 10/10/2028 (a)(r)	Upstart	10/13/2023	9,467	9,441	9,391
CBM4012040.SRDUP, 29.00%, 3/16/2029 (a)(n)(r)	Upstart	10/13/2023	5,103	5,078	4,965
CBM4012047.SRDUP, 19.26%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,469	2,461	2,448
CBM4012132.SRDUP, 29.14%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	838	834	172
CBM4012417.SRDUP, 29.96%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,177	2,169	2,180
CBM4012547.SRDUP, 16.28%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,099	2,098	2,082
CBM4012576.SRDUP, 29.16%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	8,219	8,211	8,305
CBM4013922.SRDUP, 29.03%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,032	4,019	4,075
CBM4014118.SRDUP, 25.79%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,271	5,254	5,325
CBM4014126.SRDUP, 21.53%, 10/10/2026 (a)(r)	Upstart	10/13/2023	896	895	890
CBM4014926.SRDUP, 27.29%, 3/15/2029 (a)(n)(r)	Upstart	10/13/2023	13,022	12,957	2,550

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	101

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
CBM4014939.SRDUP, 20.66%, 10/10/2028 (a)(r)	Upstart	10/13/2023	$5,002	$4,987	$5,015
CBM4992912.SRDUP, 31.42%, 2/4/2030 (a)(n)(r)	Upstart	2/06/2025	2,025	2,025	1,867
CBM4998058.SRDUP, 29.22%, 2/4/2030 (a)(n)(r)	Upstart	2/06/2025	2,857	2,857	827
CBM5003479.SRDUP, 24.53%, 2/5/2030 (a)(r)	Upstart	2/09/2025	25,516	25,516	24,544
CBM5004016.SRDUP, 28.74%, 2/6/2030 (a)(n)(r)	Upstart	2/10/2025	2,532	2,532	497
CBM5007942.SRDUP, 28.39%, 2/22/2028 (a)(r)	Upstart	2/11/2025	5,333	5,333	5,079
CBM5008558.SRDUP, 16.43%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,607	1,607	1,589
CBM5009099.SRDUP, 28.55%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	1,852	1,852	1,708
CBM5009375.SRDUP, 25.58%, 2/7/2030 (a)(r)	Upstart	2/11/2025	43,147	43,147	41,524
CBM5010162.SRDUP, 29.78%, 2/7/2030 (a)(r)	Upstart	2/11/2025	4,294	4,294	3,966
CBM5177051.SRDUP, 28.85%, 9/3/2030 (a)(n)(r)	Upstart	4/07/2025	1,833	1,833	1,709
CBM5177139.SRDUP, 31.88%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	12,769	12,769	11,740
CBM5178188.SRDUP, 27.99%, 4/3/2028 (a)(n)(r)	Upstart	4/07/2025	1,564	1,564	1,472
CBM5178453.SRDUP, 31.96%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	11,326	11,326	10,400
CBM5178670.SRDUP, 31.99%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	7,754	7,754	7,258
CBM5178805.SRDUP, 22.93%, 4/3/2030 (a)(r)	Upstart	4/07/2025	19,348	19,348	18,614
CBM5178910.SRDUP, 29.75%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	1,131	1,131	75
CBM5178960.SRDUP, 28.70%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	1,091	1,091	526
CBM5178968.SRDUP, 28.78%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,929	1,929	1,773
CBM5181163.SRDUP, 28.87%, 4/4/2030 (a)(n)(r)	Upstart	4/08/2025	6,167	6,167	1,777
CBM5181237.SRDUP, 14.35%, 4/4/2030 (a)(r)	Upstart	4/08/2025	5,372	5,372	5,299
CBM5181393.SRDUP, 28.85%, 4/4/2030 (a)(n)(r)	Upstart	4/08/2025	941	941	867
CBM5186368.SRDUP, 31.50%, 4/7/2030 (a)(r)	Upstart	4/09/2025	2,572	2,572	2,367
CBM5187005.SRDUP, 24.95%, 4/20/2028 (a)(n)(r)	Upstart	4/09/2025	2,541	2,541	2,387
CBM5187939.SRDUP, 22.89%, 1/7/2029 (a)(n)(r)	Upstart	4/09/2025	4,925	4,925	764
CBM5380734.SRDUP, 29.88%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	3,151	3,159	2,922
CBM5381447.SRDUP, 27.42%, 5/22/2028 (a)(n)(r)	Upstart	5/27/2025	5,066	5,066	4,795
CBM5382282.SRDUP, 28.75%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	6,391	6,391	1,326
CBM5382535.SRDUP, 25.26%, 5/23/2030 (a)(r)	Upstart	5/28/2025	2,332	2,332	2,261
CBM5383862.SRDUP, 28.97%, 5/23/2028 (a)(r)	Upstart	5/28/2025	1,598	1,598	1,553
CBM5385243.SRDUP, 32.33%, 5/23/2030 (a)(r)	Upstart	5/28/2025	6,217	6,217	5,772
CBM5385833.SRDUP, 29.90%, 5/23/2030 (a)(r)	Upstart	5/28/2025	3,271	3,281	3,036
CBM5385858.SRDUP, 26.32%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	1,729	1,729	268
CBM5385899.SRDUP, 29.44%, 5/23/2030 (a)(r)	Upstart	5/28/2025	3,630	3,641	3,369
CBM5386051.SRDUP, 17.01%, 10/27/2030 (a)(n)(r)	Upstart	5/28/2025	31,337	31,337	30,926
CBM5386083.SRDUP, 28.55%, 5/23/2030 (a)(r)	Upstart	5/28/2025	2,626	2,626	2,436
CBM5386165.SRDUP, 29.28%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,412	1,412	1,313
CBM5577372.SRDUP, 28.57%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	1,009	1,009	934
CBM5577927.SRDUP, 29.69%, 7/1/2030 (a)(r)	Upstart	7/06/2025	5,615	5,615	5,469
CBM5579167.SRDUP, 31.74%, 7/1/2030 (a)(r)	Upstart	7/06/2025	3,815	3,815	3,535
CBM5582566.SRDUP, 28.85%, 7/2/2030 (a)(r)	Upstart	7/07/2025	1,703	1,703	1,577
CBM5582778.SRDUP, 29.43%, 7/2/2030 (a)(n)(r)	Upstart	7/07/2025	405	406	63
DRB4996168.SRDUP, 31.84%, 2/3/2030 (a)(n)(r)	Upstart	2/05/2025	5,554	5,554	862
DRB4998236.SRDUP, 28.80%, 2/4/2030 (a)(n)(r)	Upstart	2/06/2025	6,072	6,072	942
DRB4999529.SRDUP, 30.83%, 2/4/2030 (a)(r)	Upstart	2/06/2025	1,670	1,670	1,540
DRB4999705.SRDUP, 30.64%, 2/4/2030 (a)(r)	Upstart	2/06/2025	3,689	3,689	3,402
DRB5000530.SRDUP, 30.50%, 2/4/2030 (a)(n)(r)	Upstart	2/06/2025	1,577	1,577	307
DRB5001261.SRDUP, 30.03%, 2/5/2030 (a)(n)(r)	Upstart	2/09/2025	10,884	10,884	1,689
DRB5001501.SRDUP, 31.45%, 2/5/2030 (a)(r)	Upstart	2/09/2025	2,466	2,466	2,276
DRB5003213.SRDUP, 28.91%, 2/5/2030 (a)(n)(r)	Upstart	2/09/2025	1,288	1,288	253
DRB5003331.SRDUP, 28.74%, 2/5/2030 (a)(r)	Upstart	2/09/2025	873	873	806
DRB5003508.SRDUP, 31.80%, 2/5/2030 (a)(n)(r)	Upstart	2/09/2025	6,900	6,900	2,020

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

102	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
DRB5004259.SRDUP, 22.37%, 2/6/2030 (a)(n)(r)	Upstart	2/10/2025	$15,906	$15,906	$7,619
DRB5004763.SRDUP, 30.89%, 2/6/2028 (a)(r)	Upstart	2/10/2025	9,360	9,360	8,949
DRB5004820.SRDUP, 29.94%, 7/6/2030 (a)(n)(r)	Upstart	2/10/2025	2,718	2,718	780
DRB5006352.SRDUP, 28.94%, 2/6/2030 (a)(n)(r)	Upstart	2/10/2025	4,682	4,682	727
DRB5006518.SRDUP, 31.85%, 2/6/2030 (a)(r)	Upstart	2/10/2025	5,644	5,644	5,210
DRB5007111.SRDUP, 30.17%, 2/6/2030 (a)(n)(r)	Upstart	2/10/2025	882	882	137
DRB5007289.SRDUP, 32.39%, 2/6/2030 (a)(n)(r)	Upstart	2/10/2025	6,925	6,925	6,382
DRB5008496.SRDUP, 25.62%, 7/7/2030 (a)(n)(r)	Upstart	2/11/2025	8,629	8,629	7,978
DRB5008497.SRDUP, 27.91%, 7/7/2030 (a)(n)(r)	Upstart	2/11/2025	2,872	2,872	2,664
DRB5008505.SRDUP, 14.35%, 2/7/2030 (a)(r)	Upstart	2/11/2025	8,994	8,994	8,903
DRB5008658.SRDUP, 28.76%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,135	1,135	1,048
DRB5008729.SRDUP, 29.34%, 7/7/2030 (a)(n)(r)	Upstart	2/11/2025	4,609	4,609	888
DRB5009573.SRDUP, 32.17%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	2,281	2,281	446
DRB5009608.SRDUP, 30.21%, 2/7/2030 (a)(r)	Upstart	2/11/2025	7,895	7,895	7,292
DRB5009705.SRDUP, 28.88%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	629	629	98
DRB5009741.SRDUP, 28.46%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	7,090	7,113	6,538
DRB5009742.SRDUP, 29.91%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	5,009	5,009	986
DRB5009784.SRDUP, 13.03%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	2,709	2,709	2,682
DRB5009854.SRDUP, 28.71%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	1,553	1,553	104
DRB5009885.SRDUP, 23.56%, 2/7/2030 (a)(r)	Upstart	2/11/2025	5,742	5,742	5,567
DRB5010092.SRDUP, 28.86%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	5,487	5,487	2,697
DRB5010124.SRDUP, 28.64%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,309	1,309	1,209
DRB5010190.SRDUP, 28.84%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	5,144	5,144	4,738
DRB5010194.SRDUP, 24.55%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	990	990	196
DRB5010239.SRDUP, 28.61%, 7/7/2030 (a)(n)(r)	Upstart	2/11/2025	2,327	2,327	2,145
DRB5010433.SRDUP, 26.17%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	5,143	5,143	2,504
DRB5175618.SRDUP, 23.61%, 4/2/2030 (a)(r)	Upstart	4/06/2025	7,932	7,932	7,276
DRB5175717.SRDUP, 31.55%, 4/2/2030 (a)(n)(r)	Upstart	4/06/2025	1,510	1,510	1,386
DRB5175881.SRDUP, 31.36%, 7/2/2030 (a)(n)(r)	Upstart	4/06/2025	9,452	9,452	4,481
DRB5176234.SRDUP, 16.97%, 4/2/2028 (a)(r)	Upstart	4/06/2025	28,845	28,845	27,997
DRB5176387.SRDUP, 30.04%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,887	1,893	1,733
DRB5176596.SRDUP, 25.43%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	5,251	5,251	4,820
DRB5176786.SRDUP, 31.82%, 7/3/2030 (a)(n)(r)	Upstart	4/07/2025	9,719	9,719	9,196
DRB5176971.SRDUP, 24.17%, 5/3/2030 (a)(r)	Upstart	4/07/2025	13,841	13,841	13,317
DRB5177180.SRDUP, 32.37%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,624	2,624	2,409
DRB5177189.SRDUP, 30.52%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	5,348	5,348	4,911
DRB5177276.SRDUP, 28.61%, 2/3/2031 (a)(n)(r)	Upstart	4/07/2025	5,560	5,560	5,112
DRB5177292.SRDUP, 28.69%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,164	1,164	1,069
DRB5177350.SRDUP, 25.28%, 4/3/2028 (a)(n)(r)	Upstart	4/07/2025	468	468	73
DRB5177853.SRDUP, 11.42%, 4/3/2028 (a)(r)	Upstart	4/07/2025	3,519	3,519	3,499
DRB5178200.SRDUP, 27.44%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	15,010	15,010	1,120
DRB5178216.SRDUP, 20.67%, 4/3/2028 (a)(r)	Upstart	4/07/2025	1,318	1,318	1,272
DRB5178233.SRDUP, 31.93%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	3,032	3,041	2,786
DRB5178789.SRDUP, 27.93%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	9,313	9,313	4,448
DRB5178856.SRDUP, 32.17%, 4/3/2030 (a)(r)	Upstart	4/07/2025	3,408	3,408	3,130
DRB5178895.SRDUP, 28.13%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	9,909	9,909	9,108
DRB5178932.SRDUP, 32.30%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	1,645	1,645	803
DRB5178942.SRDUP, 24.42%, 4/3/2028 (a)(n)(r)	Upstart	4/07/2025	12,622	12,622	1,152
DRB5178955.SRDUP, 30.62%, 4/3/2028 (a)(r)	Upstart	4/07/2025	1,295	1,295	1,212
DRB5178989.SRDUP, 29.82%, 4/3/2028 (a)(n)(r)	Upstart	4/07/2025	4,196	4,196	3,932
DRB5179132.SRDUP, 31.69%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	2,067	2,067	321
DRB5179316.SRDUP, 31.75%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	1,442	1,442	224

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	103

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
DRB5179845.SRDUP, 32.37%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	$1,741	$1,741	$270
DRB5179866.SRDUP, 30.67%, 9/3/2030 (a)(n)(r)	Upstart	4/07/2025	5,701	5,701	5,267
DRB5179874.SRDUP, 25.74%, 4/3/2028 (a)(n)(r)	Upstart	4/07/2025	1,677	1,677	1,617
DRB5179885.SRDUP, 31.85%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	12,071	12,071	11,085
DRB5179962.SRDUP, 31.70%, 9/3/2030 (a)(n)(r)	Upstart	4/07/2025	23,473	23,473	21,778
DRB5181026.SRDUP, 31.74%, 4/4/2030 (a)(r)	Upstart	4/08/2025	2,167	2,167	1,991
DRB5181242.SRDUP, 30.38%, 4/4/2028 (a)(n)(r)	Upstart	4/08/2025	1,149	1,149	178
DRB5181277.SRDUP, 28.83%, 4/4/2030 (a)(r)	Upstart	4/08/2025	2,073	2,073	1,905
DRB5181297.SRDUP, 25.49%, 4/4/2030 (a)(n)(r)	Upstart	4/08/2025	21,866	21,866	3,394
DRB5181313.SRDUP, 30.74%, 9/4/2028 (a)(n)(r)	Upstart	4/08/2025	6,092	6,092	5,656
DRB5181373.SRDUP, 27.49%, 9/4/2028 (a)(n)(r)	Upstart	4/08/2025	32,473	32,473	30,275
DRB5181430.SRDUP, 28.98%, 4/4/2030 (a)(r)	Upstart	4/08/2025	6,362	6,362	5,844
DRB5181496.SRDUP, 31.72%, 4/4/2030 (a)(r)	Upstart	4/08/2025	6,234	6,234	5,728
DRB5186077.SRDUP, 22.05%, 4/7/2028 (a)(n)(r)	Upstart	4/09/2025	14,717	14,717	14,248
DRB5186579.SRDUP, 30.83%, 4/7/2030 (a)(r)	Upstart	4/09/2025	4,858	4,858	4,481
DRB5186851.SRDUP, 13.88%, 4/7/2030 (a)(n)(r)	Upstart	4/09/2025	917	917	906
DRB5187673.SRDUP, 23.88%, 4/7/2028 (a)(n)(r)	Upstart	4/09/2025	1,637	1,637	1,580
DRB5187690.SRDUP, 30.58%, 4/7/2030 (a)(n)(r)	Upstart	4/09/2025	8,376	8,376	7,707
DRB5187909.SRDUP, 32.33%, 4/7/2030 (a)(r)	Upstart	4/09/2025	2,714	2,714	2,498
DRB5188661.SRDUP, 25.72%, 4/7/2030 (a)(n)(r)	Upstart	4/09/2025	7,220	7,220	1,423
DRB5188675.SRDUP, 24.64%, 4/7/2030 (a)(n)(r)	Upstart	4/09/2025	2,507	2,507	389
DRB5189532.SRDUP, 30.76%, 4/7/2028 (a)(n)(r)	Upstart	4/09/2025	5,013	5,013	322
DRB5192340.SRDUP, 32.14%, 4/7/2030 (a)(r)	Upstart	4/09/2025	7,142	7,142	6,573
DRB5193218.SRDUP, 26.38%, 4/7/2029 (a)(n)(r)	Upstart	4/09/2025	14,800	14,800	2,297
DRB5377434.SRDUP, 30.44%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	9,689	9,689	8,518
DRB5378042.SRDUP, 29.10%, 5/22/2030 (a)(r)	Upstart	5/27/2025	4,537	4,537	4,208
DRB5378098.SRDUP, 31.20%, 5/22/2030 (a)(r)	Upstart	5/27/2025	1,828	1,828	1,696
DRB5379941.SRDUP, 30.56%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	2,007	2,014	179
DRB5379956.SRDUP, 29.05%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	2,276	2,276	235
DRB5380679.SRDUP, 29.94%, 10/22/2030 (a)(n)(r)	Upstart	5/27/2025	46,534	46,534	43,426
DRB5380850.SRDUP, 30.68%, 10/22/2028 (a)(r)	Upstart	5/27/2025	3,514	3,522	3,309
DRB5381124.SRDUP, 27.01%, 5/22/2030 (a)(r)	Upstart	5/27/2025	14,719	14,719	14,245
DRB5381264.SRDUP, 28.73%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	1,964	1,964	589
DRB5381347.SRDUP, 32.10%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	5,269	5,269	818
DRB5381636.SRDUP, 30.66%, 5/22/2028 (a)(n)(r)	Upstart	5/27/2025	1,323	1,323	1,253
DRB5381785.SRDUP, 29.15%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	5,603	5,603	5,200
DRB5381802.SRDUP, 32.14%, 10/23/2030 (a)(n)(r)	Upstart	5/28/2025	3,767	3,767	585
DRB5381846.SRDUP, 28.11%, 5/23/2028 (a)(n)(r)	Upstart	5/28/2025	1,387	1,387	464
DRB5382375.SRDUP, 27.12%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	1,009	1,009	923
DRB5382413.SRDUP, 32.17%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	23,100	23,100	3,585
DRB5382467.SRDUP, 31.50%, 10/23/2030 (a)(n)(r)	Upstart	5/28/2025	5,977	5,977	5,402
DRB5382571.SRDUP, 29.32%, 5/23/2030 (a)(r)	Upstart	5/28/2025	5,282	5,282	4,902
DRB5382774.SRDUP, 24.90%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	7,008	7,008	1,088
DRB5383808.SRDUP, 25.26%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	1,594	1,594	144
DRB5383911.SRDUP, 29.33%, 5/23/2030 (a)(r)	Upstart	5/28/2025	3,175	3,175	2,947
DRB5384169.SRDUP, 30.03%, 10/23/2030 (a)(n)(r)	Upstart	5/28/2025	8,112	8,112	7,610
DRB5384233.SRDUP, 32.37%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	1,928	1,928	150
DRB5384241.SRDUP, 26.19%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	3,597	3,609	3,336
DRB5384269.SRDUP, 28.81%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,631	1,631	1,513
DRB5384278.SRDUP, 31.32%, 5/23/2030 (a)(r)	Upstart	5/28/2025	5,380	5,380	4,994
DRB5384840.SRDUP, 31.54%, 10/23/2030 (a)(n)(r)	Upstart	5/28/2025	3,155	3,155	490
DRB5385000.SRDUP, 29.90%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	3,409	3,409	3,170

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

104	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
DRB5385190.SRDUP, 31.88%, 10/23/2030 (a)(n)(r)	Upstart	5/28/2025	$5,946	$5,946	$1,224
DRB5385399.SRDUP, 24.09%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	2,669	2,669	2,445
DRB5385553.SRDUP, 25.20%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	666	666	103
DRB5385696.SRDUP, 29.33%, 5/23/2030 (a)(r)	Upstart	5/28/2025	7,649	7,649	7,099
DRB5385754.SRDUP, 14.76%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	2,376	2,376	2,201
DRB5385919.SRDUP, 30.36%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	15,358	15,358	13,518
DRB5385975.SRDUP, 28.71%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	5,049	5,049	784
DRB5386124.SRDUP, 26.90%, 10/23/2030 (a)(r)	Upstart	5/28/2025	10,458	10,486	9,803
DRB5386228.SRDUP, 29.41%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	3,073	3,083	978
DRB5386324.SRDUP, 32.22%, 5/23/2030 (a)(r)	Upstart	5/28/2025	2,102	2,102	1,951
DRB5575297.SRDUP, 28.87%, 7/1/2030 (a)(r)	Upstart	7/06/2025	4,743	4,743	4,391
DRB5577254.SRDUP, 28.41%, 7/1/2030 (a)(r)	Upstart	7/06/2025	4,631	4,631	4,292
DRB5577345.SRDUP, 28.66%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	5,290	5,290	4,902
DRB5577355.SRDUP, 28.02%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	5,408	5,427	1,040
DRB5577482.SRDUP, 28.49%, 12/1/2030 (a)(n)(r)	Upstart	7/06/2025	1,238	1,238	1,157
DRB5577485.SRDUP, 30.50%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,233	2,233	2,070
DRB5577587.SRDUP, 31.49%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,106	2,106	1,950
DRB5577780.SRDUP, 31.12%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	2,103	2,103	402
DRB5578026.SRDUP, 29.09%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	2,482	2,482	480
DRB5578234.SRDUP, 31.94%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	2,234	2,234	1,080
DRB5578381.SRDUP, 28.15%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	1,058	1,058	301
DRB5578527.SRDUP, 28.09%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,016	1,016	941
DRB5578862.SRDUP, 30.03%, 7/1/2030 (a)(r)	Upstart	7/06/2025	6,588	6,588	6,120
DRB5579053.SRDUP, 30.80%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,858	1,858	1,721
DRB5579165.SRDUP, 28.32%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	1,238	1,238	238
DRB5579306.SRDUP, 30.44%, 7/1/2030 (a)(r)	Upstart	7/06/2025	5,394	5,394	4,998
DRB5579425.SRDUP, 28.63%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	976	976	212
DRB5579542.SRDUP, 29.92%, 12/1/2030 (a)(n)(r)	Upstart	7/06/2025	3,227	3,238	3,077
DRB5579588.SRDUP, 31.24%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	1,552	1,552	1,435
DRB5579910.SRDUP, 29.12%, 7/1/2030 (a)(r)	Upstart	7/06/2025	4,448	4,448	4,122
DRB5580063.SRDUP, 30.85%, 7/1/2028 (a)(r)	Upstart	7/06/2025	5,977	5,977	5,582
DRB5580196.SRDUP, 20.14%, 7/1/2030 (a)(r)	Upstart	7/06/2025	963	963	944
DRB5580381.SRDUP, 28.84%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,305	1,305	1,210
DRB5580714.SRDUP, 20.66%, 12/1/2030 (a)(n)(r)	Upstart	7/06/2025	18,658	18,658	18,968
DRB5580783.SRDUP, 29.96%, 10/1/2030 (a)(n)(r)	Upstart	7/06/2025	11,164	11,197	10,550
DRB5580847.SRDUP, 28.67%, 7/1/2030 (a)(r)	Upstart	7/06/2025	11,654	11,654	10,825
DRB5580861.SRDUP, 25.27%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	1,148	1,148	87
DRB5580873.SRDUP, 25.70%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	849	849	829
DRB5580891.SRDUP, 30.33%, 12/1/2030 (a)(n)(r)	Upstart	7/06/2025	4,240	4,240	3,983
DRB5581233.SRDUP, 31.65%, 7/1/2030 (a)(r)	Upstart	7/06/2025	5,873	5,873	5,440
DRB5581293.SRDUP, 29.83%, 7/1/2030 (a)(r)	Upstart	7/06/2025	8,755	8,755	8,105
DRB5581735.SRDUP, 28.76%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,444	1,444	1,337
DRB5581854.SRDUP, 30.07%, 7/1/2028 (a)(n)(r)	Upstart	7/06/2025	1,095	1,095	1,021
DRB5581899.SRDUP, 29.94%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	1,527	1,532	293
DRB5581902.SRDUP, 31.60%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	2,764	2,764	1,329
DRB5581921.SRDUP, 28.56%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,887	2,887	2,675
DRB5582408.SRDUP, 28.84%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	1,167	1,167	103
DRB5582585.SRDUP, 28.90%, 5/2/2031 (a)(n)(r)	Upstart	7/07/2025	7,563	7,563	2,150
DRB5582980.SRDUP, 20.10%, 7/2/2030 (a)(r)	Upstart	7/07/2025	22,738	22,738	22,324
DRB5582991.SRDUP, 26.13%, 12/2/2030 (a)(n)(r)	Upstart	7/07/2025	8,552	8,552	2,407
DRB5583364.SRDUP, 28.68%, 7/2/2030 (a)(r)	Upstart	7/07/2025	1,631	1,631	1,511
DRB5583551.SRDUP, 21.24%, 7/2/2030 (a)(r)	Upstart	7/07/2025	2,093	2,093	2,054

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	105

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
DRB5583873.SRDUP, 29.99%, 7/2/2030 (a)(n)(r)	Upstart	7/07/2025	$1,366	$1,366	$1,330
DRB5583929.SRDUP, 30.13%, 12/2/2030 (a)(n)(r)	Upstart	7/07/2025	2,715	2,715	2,570
DRB5584011.SRDUP, 29.89%, 7/2/2030 (a)(r)	Upstart	7/07/2025	2,846	2,846	2,635
DRB5584286.SRDUP, 29.62%, 7/3/2030 (a)(r)	Upstart	7/08/2025	8,709	8,709	8,079
DRB5584987.SRDUP, 29.27%, 7/2/2030 (a)(r)	Upstart	7/07/2025	1,944	1,944	1,802
DRB5585409.SRDUP, 30.97%, 7/2/2030 (a)(r)	Upstart	7/07/2025	4,105	4,105	3,802
DRB5585767.SRDUP, 29.47%, 7/2/2030 (a)(r)	Upstart	7/07/2025	7,965	7,965	7,385
DRB5585858.SRDUP, 22.40%, 7/2/2028 (a)(r)	Upstart	7/07/2025	946	946	915
DRB5587317.SRDUP, 29.91%, 7/2/2030 (a)(r)	Upstart	7/07/2025	3,099	3,099	2,880
DRB5587350.SRDUP, 29.20%, 7/2/2030 (a)(r)	Upstart	7/07/2025	2,497	2,497	2,313
DRB5587409.SRDUP, 32.31%, 7/2/2030 (a)(r)	Upstart	7/07/2025	4,565	4,565	4,232
DRB5588049.SRDUP, 30.58%, 7/3/2030 (a)(n)(r)	Upstart	7/08/2025	4,824	4,824	1,392
DRB5588391.SRDUP, 29.24%, 7/2/2030 (a)(n)(r)	Upstart	7/07/2025	1,427	1,427	677
DRB5588455.SRDUP, 24.87%, 7/2/2030 (a)(n)(r)	Upstart	7/07/2025	1,039	1,039	1,014
DRB5589060.SRDUP, 28.66%, 7/2/2030 (a)(r)	Upstart	7/07/2025	1,942	1,942	1,800
DRB5589064.SRDUP, 31.72%, 7/2/2030 (a)(n)(r)	Upstart	7/07/2025	2,695	2,695	517
DRB5589077.SRDUP, 29.87%, 7/2/2030 (a)(n)(r)	Upstart	7/07/2025	2,066	2,066	2,021
DRB5589294.SRDUP, 29.84%, 5/3/2031 (a)(n)(r)	Upstart	7/08/2025	4,755	4,755	4,500
DRB5589426.SRDUP, 31.29%, 7/3/2030 (a)(r)	Upstart	7/08/2025	2,510	2,510	2,329
DRB5589455.SRDUP, 28.76%, 7/3/2030 (a)(n)(r)	Upstart	7/08/2025	1,392	1,392	1,299
DRB5589803.SRDUP, 29.18%, 7/3/2030 (a)(n)(r)	Upstart	7/08/2025	1,923	1,923	120
DRB5590008.SRDUP, 25.32%, 7/3/2030 (a)(n)(r)	Upstart	7/08/2025	4,593	4,593	4,261
DRB5591342.SRDUP, 30.08%, 7/3/2030 (a)(r)	Upstart	7/08/2025	2,319	2,319	2,151
DRB5591570.SRDUP, 31.05%, 7/3/2030 (a)(r)	Upstart	7/08/2025	5,204	5,204	4,828
DRB5593078.SRDUP, 27.48%, 7/3/2030 (a)(r)	Upstart	7/08/2025	1,834	1,834	1,790
DRB5593093.SRDUP, 29.62%, 7/3/2030 (a)(r)	Upstart	7/08/2025	4,633	4,633	4,298
DRB5593520.SRDUP, 28.90%, 7/3/2030 (a)(r)	Upstart	7/08/2025	3,793	3,793	3,519
FW3291237.SRDUP, 11.78%, 12/28/2027 (a)(n)(r)	Upstart	7/22/2022	11,725	11,725	11,686
FW3291332.SRDUP, 25.05%, 7/19/2027 (a)(r)	Upstart	7/22/2022	857	857	861
FW3291622.SRDUP, 29.25%, 7/19/2027 (a)(r)	Upstart	7/22/2022	639	639	643
FW3291688.SRDUP, 14.61%, 7/19/2027 (a)(n)(r)	Upstart	7/22/2022	3,643	3,643	3,635
FW3292015.SRDUP, 26.59%, 1/3/2028 (a)(n)(r)	Upstart	7/22/2022	4,407	4,407	4,468
FW3292062.SRDUP, 23.70%, 7/19/2027 (a)(r)	Upstart	7/22/2022	3,693	3,693	3,720
FW3292064.SRDUP, 29.51%, 7/19/2027 (a)(r)	Upstart	7/22/2022	341	341	342
FW3292131.SRDUP, 14.01%, 7/19/2027 (a)(r)	Upstart	7/22/2022	1,786	1,786	1,782
FW3292176.SRDUP, 26.96%, 7/19/2027 (a)(r)	Upstart	7/22/2022	5,801	5,801	5,861
FW3292200.SRDUP, 21.62%, 7/19/2027 (a)(n)(r)	Upstart	7/22/2022	1,213	1,213	1,175
FW3292416.SRDUP, 29.82%, 7/19/2027 (a)(r)	Upstart	7/22/2022	1,701	1,701	1,719
FW3292504.SRDUP, 22.89%, 7/19/2027 (a)(r)	Upstart	7/22/2022	1,153	1,153	1,161
FW3292526.SRDUP, 20.12%, 7/19/2027 (a)(r)	Upstart	7/22/2022	3,345	3,345	3,384
FW3292579.SRDUP, 28.37%, 7/19/2027 (a)(r)	Upstart	7/22/2022	3,166	3,166	3,199
FW3294098.SRDUP, 29.96%, 7/21/2027 (a)(n)(r)	Upstart	7/26/2022	1,556	1,556	1,515
FW3294918.SRDUP, 30.07%, 7/20/2027 (a)(r)	Upstart	7/25/2022	1,772	1,772	1,791
FW3295083.SRDUP, 24.09%, 7/20/2027 (a)(r)	Upstart	7/25/2022	3,414	3,414	3,446
FW3295093.SRDUP, 30.02%, 7/20/2027 (a)(r)	Upstart	7/25/2022	805	805	814
FW3295540.SRDUP, 16.35%, 7/20/2027 (a)(n)(r)	Upstart	7/25/2022	2,424	2,424	376
FW3295818.SRDUP, 13.96%, 8/1/2027 (a)(n)(r)	Upstart	7/25/2022	1,696	1,696	1,692
FW3295846.SRDUP, 25.39%, 7/20/2027 (a)(n)(r)	Upstart	7/25/2022	1,996	1,996	1,933
FW3296419.SRDUP, 20.41%, 7/20/2027 (a)(r)	Upstart	7/25/2022	5,109	5,109	5,174
FW3296453.SRDUP, 29.73%, 12/20/2027 (a)(n)(r)	Upstart	7/25/2022	1,190	1,190	401
FW3297539.SRDUP, 30.06%, 7/21/2027 (a)(n)(r)	Upstart	7/26/2022	1,061	1,061	1,072
FW3297600.SRDUP, 24.00%, 7/21/2027 (a)(r)	Upstart	7/26/2022	519	519	523

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

106	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
FW3297752.SRDUP, 29.53%, 12/21/2027 (a)(n)(r)	Upstart	7/26/2022	$611	$611	$593
FW3298130.SRDUP, 10.14%, 7/21/2027 (a)(r)	Upstart	7/26/2022	5,389	5,389	5,366
FW3298166.SRDUP, 29.20%, 7/21/2027 (a)(n)(r)	Upstart	7/26/2022	574	574	89
FW3298271.SRDUP, 29.20%, 7/21/2027 (a)(r)	Upstart	7/26/2022	678	678	685
FW3298288.SRDUP, 21.61%, 7/21/2027 (a)(n)(r)	Upstart	7/26/2022	1,240	1,240	274
FW3298360.SRDUP, 17.54%, 7/21/2027 (a)(r)	Upstart	7/26/2022	5,058	5,058	5,048
FW3298486.SRDUP, 24.13%, 7/21/2027 (a)(r)	Upstart	7/26/2022	929	929	936
FW3298488.SRDUP, 29.77%, 7/21/2027 (a)(r)	Upstart	7/26/2022	373	373	376
FW3298539.SRDUP, 9.98%, 7/21/2027 (a)(r)	Upstart	7/26/2022	2,636	2,636	2,624
FW3298544.SRDUP, 26.53%, 7/21/2027 (a)(n)(r)	Upstart	7/26/2022	2,460	2,460	382
FW3298546.SRDUP, 30.05%, 7/21/2027 (a)(r)	Upstart	7/26/2022	482	482	487
FW3298605.SRDUP, 29.81%, 7/21/2027 (a)(r)	Upstart	7/26/2022	442	442	447
FW3298624.SRDUP, 29.97%, 7/21/2027 (a)(n)(r)	Upstart	7/26/2022	471	471	474
FW3298637.SRDUP, 24.42%, 7/21/2027 (a)(n)(r)	Upstart	7/26/2022	3,704	3,704	3,745
FW3300534.SRDUP, 29.83%, 7/22/2027 (a)(r)	Upstart	7/27/2022	482	482	487
FW3301471.SRDUP, 28.94%, 7/22/2027 (a)(r)	Upstart	7/27/2022	172	172	172
FW3301605.SRDUP, 18.56%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	1,182	1,182	1,180
FW3301624.SRDUP, 29.92%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	388	388	392
FW3301910.SRDUP, 27.83%, 7/22/2027 (a)(r)	Upstart	7/27/2022	4,463	4,463	4,514
FW3301977.SRDUP, 28.81%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	7,368	7,368	7,434
FW3302043.SRDUP, 30.03%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	1,112	1,112	1,083
FW3302465.SRDUP, 29.11%, 7/22/2027 (a)(r)	Upstart	7/27/2022	5,925	5,925	5,994
FW3302502.SRDUP, 29.44%, 7/22/2027 (a)(r)	Upstart	7/27/2022	5,989	5,989	6,059
FW3302576.SRDUP, 23.40%, 7/22/2027 (a)(r)	Upstart	7/27/2022	854	854	861
FW3302659.SRDUP, 28.21%, 7/22/2027 (a)(r)	Upstart	7/27/2022	2,161	2,161	2,186
FW3302708.SRDUP, 17.05%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	1,757	1,757	1,682
FW3302733.SRDUP, 26.10%, 12/22/2027 (a)(n)(r)	Upstart	7/27/2022	2,649	2,654	2,675
FW3302793.SRDUP, 29.58%, 7/22/2027 (a)(r)	Upstart	7/27/2022	1,603	1,603	1,622
FW3302804.SRDUP, 14.21%, 10/22/2027 (a)(r)	Upstart	7/27/2022	11,066	11,066	11,038
FW3302922.SRDUP, 29.90%, 7/22/2027 (a)(r)	Upstart	7/27/2022	522	522	529
FW3302981.SRDUP, 25.78%, 7/22/2027 (a)(r)	Upstart	7/27/2022	1,368	1,368	1,383
FW3303183.SRDUP, 30.04%, 7/22/2027 (a)(n)(r)	Upstart	7/27/2022	1,191	1,191	1,203
FW3303338.SRDUP, 29.27%, 7/22/2027 (a)(r)	Upstart	7/27/2022	797	797	806
FW3304498.SRDUP, 13.39%, 7/27/2027 (a)(r)	Upstart	8/01/2022	1,146	1,146	1,144
FW3304565.SRDUP, 17.02%, 12/25/2027 (a)(n)(r)	Upstart	7/28/2022	2,313	2,313	359
FW3304599.SRDUP, 29.90%, 7/25/2027 (a)(r)	Upstart	7/28/2022	442	442	448
FW3304678.SRDUP, 22.28%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	7,018	7,018	7,087
FW3304684.SRDUP, 24.32%, 7/25/2027 (a)(r)	Upstart	7/28/2022	2,113	2,113	2,131
FW3304697.SRDUP, 29.98%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	644	644	653
FW3304771.SRDUP, 20.26%, 12/25/2027 (a)(r)	Upstart	7/28/2022	2,522	2,522	2,566
FW3305012.SRDUP, 29.80%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	738	738	115
FW3305037.SRDUP, 29.85%, 7/25/2027 (a)(r)	Upstart	7/28/2022	309	309	311
FW3305094.SRDUP, 27.38%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	4,520	4,536	1,016
FW3305173.SRDUP, 29.89%, 7/25/2027 (a)(r)	Upstart	7/28/2022	603	603	610
FW3305175.SRDUP, 29.64%, 7/25/2027 (a)(r)	Upstart	7/28/2022	1,162	1,162	1,177
FW3305228.SRDUP, 24.48%, 7/25/2027 (a)(r)	Upstart	7/28/2022	7,469	7,469	7,539
FW3305296.SRDUP, 30.06%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	546	546	553
FW3305370.SRDUP, 25.89%, 7/25/2027 (a)(r)	Upstart	7/28/2022	876	876	887
FW3305447.SRDUP, 17.58%, 7/25/2027 (a)(r)	Upstart	7/28/2022	1,890	1,890	1,888
FW3305451.SRDUP, 15.13%, 12/25/2027 (a)(n)(r)	Upstart	7/28/2022	4,058	4,058	861
FW3305654.SRDUP, 14.13%, 5/25/2028 (a)(r)	Upstart	7/28/2022	23,609	23,609	23,554
FW3305698.SRDUP, 26.31%, 7/25/2027 (a)(r)	Upstart	7/28/2022	5,134	5,134	5,181

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	107

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
FW3305845.SRDUP, 24.69%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	$14,803	$14,803	$2,297
FW3308055.SRDUP, 27.97%, 7/28/2027 (a)(r)	Upstart	7/29/2022	834	834	840
FW3308699.SRDUP, 10.39%, 12/26/2027 (a)(n)(r)	Upstart	7/29/2022	20,192	20,192	20,114
FW3308999.SRDUP, 18.40%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	19,990	19,990	6,841
FW3309519.SRDUP, 29.75%, 7/26/2027 (a)(r)	Upstart	7/29/2022	924	924	936
FW3309589.SRDUP, 29.95%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	1,813	1,813	1,830
FW3309638.SRDUP, 29.61%, 7/26/2027 (a)(r)	Upstart	7/29/2022	1,324	1,324	1,341
FW3309698.SRDUP, 23.08%, 7/26/2027 (a)(r)	Upstart	7/29/2022	632	632	639
FW3309708.SRDUP, 25.54%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	3,111	3,111	3,155
FW3309749.SRDUP, 29.42%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	580	580	48
FW3309752.SRDUP, 27.05%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	2,489	2,489	880
FW3309804.SRDUP, 29.62%, 7/26/2027 (a)(r)	Upstart	7/29/2022	604	604	612
FW3309830.SRDUP, 14.70%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	2,429	2,429	2,426
FW3309864.SRDUP, 19.92%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	4,443	4,443	4,510
FW3310226.SRDUP, 15.16%, 7/26/2027 (a)(r)	Upstart	7/29/2022	1,130	1,130	1,129
FW3310524.SRDUP, 13.89%, 7/26/2027 (a)(r)	Upstart	7/29/2022	1,432	1,432	1,431
FW3310561.SRDUP, 28.85%, 7/26/2027 (a)(r)	Upstart	7/29/2022	912	912	924
FW3310566.SRDUP, 24.90%, 7/26/2027 (a)(r)	Upstart	7/29/2022	737	737	746
FW3310751.SRDUP, 17.51%, 7/26/2027 (a)(r)	Upstart	7/29/2022	1,662	1,664	1,660
FW3310837.SRDUP, 25.22%, 5/26/2028 (a)(n)(r)	Upstart	7/29/2022	15,084	15,084	15,321
FW3310844.SRDUP, 11.20%, 7/26/2027 (a)(r)	Upstart	7/29/2022	1,706	1,706	1,700
FW3312164.SRDUP, 29.79%, 7/27/2027 (a)(r)	Upstart	8/01/2022	3,418	3,418	3,465
FW3312235.SRDUP, 19.25%, 7/27/2027 (a)(r)	Upstart	8/01/2022	1,730	1,730	1,756
FW3312437.SRDUP, 29.29%, 7/27/2027 (a)(n)(r)	Upstart	8/01/2022	1,022	1,022	1,036
FW3312467.SRDUP, 20.17%, 7/27/2027 (a)(r)	Upstart	8/01/2022	4,285	4,285	4,281
FW3312527.SRDUP, 22.46%, 7/27/2027 (a)(r)	Upstart	8/01/2022	657	657	663
FW3312539.SRDUP, 18.94%, 7/27/2027 (a)(r)	Upstart	8/01/2022	3,442	3,442	3,494
FW3312739.SRDUP, 22.49%, 7/27/2027 (a)(r)	Upstart	8/01/2022	1,815	1,815	1,842
FW3312742.SRDUP, 26.16%, 7/27/2027 (a)(n)(r)	Upstart	8/01/2022	5,458	5,458	1,206
FW3312758.SRDUP, 25.16%, 8/1/2027 (a)(n)(r)	Upstart	8/01/2022	1,237	1,237	192
FW3316977.SRDUP, 25.55%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	1,120	1,107	1,123
FW3319830.SRDUP, 30.07%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	6,485	6,290	1,006
FW3319835.SRDUP, 30.05%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	565	554	567
FW3319846.SRDUP, 29.67%, 8/1/2027 (a)(r)	Upstart	8/04/2022	6,368	6,290	6,391
FW3319852.SRDUP, 18.95%, 8/1/2027 (a)(r)	Upstart	8/04/2022	1,820	1,801	1,833
FW3319854.SRDUP, 18.55%, 8/16/2027 (a)(r)	Upstart	8/04/2022	12,759	12,623	12,851
FW3319965.SRDUP, 30.01%, 8/1/2027 (a)(r)	Upstart	8/04/2022	1,769	1,747	1,776
FW3319980.SRDUP, 30.04%, 8/1/2027 (a)(r)	Upstart	8/04/2022	804	794	808
FW3320060.SRDUP, 25.75%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	909	899	912
FW3320075.SRDUP, 26.11%, 8/1/2027 (a)(r)	Upstart	8/04/2022	2,251	2,225	2,258
FW3320104.SRDUP, 24.09%, 8/1/2027 (a)(r)	Upstart	8/04/2022	5,873	5,806	5,880
FW3320139.SRDUP, 25.88%, 6/1/2028 (a)(n)(r)	Upstart	8/04/2022	5,424	5,272	5,450
FW3320200.SRDUP, 29.91%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	1,100	1,086	1,103
FW3320223.SRDUP, 27.37%, 8/1/2027 (a)(r)	Upstart	8/04/2022	409	404	410
FW3320235.SRDUP, 29.81%, 8/10/2027 (a)(r)	Upstart	8/04/2022	1,959	1,915	1,967
FW3320254.SRDUP, 29.86%, 8/1/2027 (a)(r)	Upstart	8/04/2022	698	689	700
FW3320295.SRDUP, 30.02%, 1/1/2028 (a)(n)(r)	Upstart	8/04/2022	1,735	1,685	1,739
FW3320337.SRDUP, 26.24%, 8/1/2027 (a)(r)	Upstart	8/04/2022	5,363	5,301	5,362
FW3320406.SRDUP, 29.80%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	550	543	552
FW3320408.SRDUP, 26.48%, 8/1/2027 (a)(r)	Upstart	8/04/2022	929	918	930
FW3322508.SRDUP, 19.84%, 8/2/2027 (a)(r)	Upstart	8/05/2022	1,843	1,824	1,832
FW3323459.SRDUP, 17.33%, 8/2/2027 (a)(r)	Upstart	8/05/2022	17,237	16,772	17,139

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

108	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
FW3324067.SRDUP, 29.80%, 8/2/2027 (a)(n)(r)	Upstart	8/05/2022	$302	$298	$301
FW3324396.SRDUP, 29.35%, 8/2/2027 (a)(n)(r)	Upstart	8/05/2022	1,500	1,482	1,505
FW3324853.SRDUP, 10.84%, 8/2/2027 (a)(n)(r)	Upstart	8/05/2022	31,903	31,048	4,951
FW3324933.SRDUP, 29.97%, 8/2/2027 (a)(n)(r)	Upstart	8/05/2022	734	716	737
FW3324961.SRDUP, 24.73%, 8/2/2027 (a)(n)(r)	Upstart	8/05/2022	1,309	1,279	1,314
FW3324995.SRDUP, 15.14%, 8/2/2027 (a)(r)	Upstart	8/05/2022	1,204	1,192	1,197
FW3325256.SRDUP, 30.05%, 1/2/2028 (a)(r)	Upstart	8/05/2022	971	954	979
FW3325340.SRDUP, 29.99%, 8/17/2027 (a)(n)(r)	Upstart	8/05/2022	20,012	19,459	19,297
FW3325509.SRDUP, 14.84%, 8/2/2027 (a)(n)(r)	Upstart	8/05/2022	6,878	6,755	6,837
FW3325611.SRDUP, 15.94%, 8/2/2027 (a)(r)	Upstart	8/05/2022	951	942	946
FW3325648.SRDUP, 24.67%, 8/2/2027 (a)(n)(r)	Upstart	8/05/2022	878	867	879
FW3325668.SRDUP, 26.99%, 8/2/2027 (a)(r)	Upstart	8/05/2022	4,678	4,623	4,695
FW3327976.SRDUP, 27.35%, 8/3/2027 (a)(r)	Upstart	8/08/2022	1,402	1,387	1,407
FW3327988.SRDUP, 25.41%, 1/3/2028 (a)(n)(r)	Upstart	8/08/2022	886	859	183
FW3327990.SRDUP, 29.47%, 8/3/2027 (a)(r)	Upstart	8/08/2022	2,331	2,297	2,341
FW3328140.SRDUP, 29.18%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	448	437	450
FW3328364.SRDUP, 13.16%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	2,158	2,137	2,145
FW3328491.SRDUP, 11.48%, 8/3/2027 (a)(r)	Upstart	8/08/2022	1,007	998	1,002
FW3328577.SRDUP, 24.90%, 8/3/2027 (a)(r)	Upstart	8/08/2022	3,695	3,653	3,706
FW3328589.SRDUP, 29.59%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	787	777	791
FW3328756.SRDUP, 20.86%, 8/3/2027 (a)(r)	Upstart	8/08/2022	3,504	3,466	3,484
FW3328999.SRDUP, 16.13%, 8/3/2027 (a)(r)	Upstart	8/08/2022	349	345	347
FW3329383.SRDUP, 29.72%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	2,202	2,142	2,216
FW3329402.SRDUP, 29.78%, 8/3/2027 (a)(r)	Upstart	8/08/2022	801	792	805
FW3329630.SRDUP, 29.93%, 8/3/2027 (a)(r)	Upstart	8/08/2022	3,465	3,423	3,479
FW3330488.SRDUP, 30.01%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,185	1,170	1,190
FW3330687.SRDUP, 27.66%, 8/4/2027 (a)(r)	Upstart	8/09/2022	12,358	12,210	12,413
FW3331079.SRDUP, 30.01%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,142	1,128	1,147
FW3331251.SRDUP, 20.33%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,300	1,286	1,310
FW3331257.SRDUP, 16.10%, 8/4/2027 (a)(r)	Upstart	8/09/2022	2,738	2,714	2,723
FW3331303.SRDUP, 26.00%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,125	1,112	1,133
FW3331448.SRDUP, 22.67%, 8/4/2027 (a)(r)	Upstart	8/09/2022	2,686	2,656	2,693
FW3331621.SRDUP, 29.83%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,562	1,543	1,569
FW3331760.SRDUP, 28.02%, 8/4/2027 (a)(r)	Upstart	8/09/2022	2,310	2,282	2,314
FW3331788.SRDUP, 26.08%, 8/4/2027 (a)(r)	Upstart	8/09/2022	482	476	483
FW3331907.SRDUP, 30.07%, 8/4/2027 (a)(n)(r)	Upstart	8/09/2022	519	510	522
FW3331979.SRDUP, 19.05%, 8/4/2027 (a)(r)	Upstart	8/09/2022	2,005	1,984	1,994
FW3332210.SRDUP, 29.87%, 8/4/2027 (a)(r)	Upstart	8/09/2022	548	542	551
FW3332213.SRDUP, 30.02%, 8/4/2027 (a)(r)	Upstart	8/09/2022	845	835	849
FW3332235.SRDUP, 29.08%, 8/4/2027 (a)(r)	Upstart	8/09/2022	460	454	462
FW3332326.SRDUP, 26.16%, 8/4/2027 (a)(n)(r)	Upstart	8/09/2022	1,366	1,326	872
FW3332427.SRDUP, 22.31%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,528	1,513	1,532
FW3334241.SRDUP, 25.18%, 8/5/2027 (a)(r)	Upstart	8/10/2022	1,788	1,767	1,796
FW3334502.SRDUP, 29.93%, 8/5/2027 (a)(n)(r)	Upstart	8/10/2022	3,147	3,104	3,160
FW3334948.SRDUP, 29.94%, 8/5/2027 (a)(r)	Upstart	8/10/2022	2,070	2,044	2,079
FW3334977.SRDUP, 24.24%, 8/5/2027 (a)(r)	Upstart	8/10/2022	13,092	12,943	13,127
FW3334990.SRDUP, 14.73%, 8/5/2027 (a)(r)	Upstart	8/10/2022	7,617	7,542	7,579
FW3335097.SRDUP, 27.02%, 8/5/2027 (a)(r)	Upstart	8/10/2022	7,275	7,192	7,319
FW3335207.SRDUP, 26.84%, 8/5/2027 (a)(n)(r)	Upstart	8/10/2022	225	219	224
FW3335339.SRDUP, 24.77%, 1/5/2028 (a)(n)(r)	Upstart	8/10/2022	4,453	4,331	4,482
FW3335380.SRDUP, 29.91%, 8/5/2027 (a)(n)(r)	Upstart	8/10/2022	3,028	2,937	999
FW3335386.SRDUP, 30.08%, 8/25/2027 (a)(r)	Upstart	8/15/2022	1,925	1,901	1,940

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	109

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
FW3335412.SRDUP, 27.67%, 8/10/2027 (a)(r)	Upstart	8/10/2022	$535	$529	$538
FW3336648.SRDUP, 22.91%, 8/8/2027 (a)(r)	Upstart	8/11/2022	2,234	2,209	2,242
FW3336660.SRDUP, 27.43%, 1/8/2028 (a)(n)(r)	Upstart	8/11/2022	2,368	2,302	2,387
FW3336885.SRDUP, 29.07%, 8/8/2027 (a)(r)	Upstart	8/11/2022	328	324	327
FW3336986.SRDUP, 29.53%, 8/8/2027 (a)(n)(r)	Upstart	8/11/2022	564	552	569
FW3337303.SRDUP, 6.00%, 8/23/2027 (a)(n)(r)	Upstart	8/11/2022	7,140	7,067	7,103
FW3337412.SRDUP, 11.40%, 8/8/2027 (a)(r)	Upstart	8/11/2022	11,197	11,091	11,135
FW3337420.SRDUP, 29.30%, 8/8/2027 (a)(r)	Upstart	8/11/2022	1,210	1,195	1,217
FW3337494.SRDUP, 19.77%, 8/8/2027 (a)(r)	Upstart	8/11/2022	7,369	7,290	7,438
FW3337548.SRDUP, 25.39%, 8/8/2027 (a)(r)	Upstart	8/11/2022	956	945	959
FW3337554.SRDUP, 21.23%, 8/8/2027 (a)(n)(r)	Upstart	8/11/2022	422	413	424
FW3337613.SRDUP, 29.37%, 8/8/2027 (a)(n)(r)	Upstart	8/11/2022	812	788	283
FW3337658.SRDUP, 27.81%, 8/23/2027 (a)(n)(r)	Upstart	8/11/2022	2,752	2,670	931
FW3337731.SRDUP, 17.92%, 9/8/2028 (a)(n)(r)	Upstart	8/11/2022	5,115	4,962	794
FW3337761.SRDUP, 29.82%, 8/8/2027 (a)(r)	Upstart	8/11/2022	969	957	975
FW3337781.SRDUP, 27.26%, 8/28/2027 (a)(n)(r)	Upstart	8/11/2022	6,503	6,346	6,548
FW3340271.SRDUP, 29.62%, 8/9/2027 (a)(r)	Upstart	8/12/2022	547	540	550
FW3340712.SRDUP, 29.63%, 8/9/2027 (a)(r)	Upstart	8/12/2022	730	721	735
FW3341295.SRDUP, 29.62%, 8/9/2027 (a)(r)	Upstart	8/12/2022	543	537	543
FW3341835.SRDUP, 9.73%, 8/9/2027 (a)(r)	Upstart	8/12/2022	726	720	723
FW3341855.SRDUP, 18.78%, 8/9/2027 (a)(r)	Upstart	8/12/2022	1,417	1,402	1,410
FW3341930.SRDUP, 17.77%, 8/9/2027 (a)(r)	Upstart	8/12/2022	2,486	2,460	2,475
FW3342056.SRDUP, 23.13%, 8/9/2027 (a)(r)	Upstart	8/12/2022	3,862	3,818	3,878
FW3342131.SRDUP, 29.91%, 8/9/2027 (a)(r)	Upstart	8/12/2022	425	420	422
FW3342160.SRDUP, 28.38%, 8/9/2027 (a)(r)	Upstart	8/12/2022	7,041	6,965	7,087
FW3342306.SRDUP, 23.18%, 8/9/2027 (a)(r)	Upstart	8/12/2022	386	382	390
FW3342326.SRDUP, 24.44%, 8/9/2027 (a)(r)	Upstart	8/12/2022	3,343	3,305	3,351
FW3342367.SRDUP, 23.52%, 8/9/2027 (a)(r)	Upstart	8/12/2022	4,272	4,224	4,290
FW3342389.SRDUP, 30.07%, 8/9/2027 (a)(r)	Upstart	8/12/2022	6,222	6,145	6,263
FW3342476.SRDUP, 24.31%, 8/9/2027 (a)(r)	Upstart	8/12/2022	1,139	1,126	1,146
FW3342541.SRDUP, 10.19%, 8/9/2027 (a)(r)	Upstart	8/12/2022	458	454	457
FW3342553.SRDUP, 29.90%, 1/9/2028 (a)(n)(r)	Upstart	8/12/2022	1,299	1,273	1,312
FW3342621.SRDUP, 29.85%, 6/9/2028 (a)(n)(r)	Upstart	8/12/2022	2,569	2,492	399
FW3342780.SRDUP, 26.32%, 1/24/2028 (a)(n)(r)	Upstart	8/12/2022	12,890	12,507	12,958
FW3343213.SRDUP, 30.01%, 8/10/2027 (a)(r)	Upstart	8/15/2022	1,099	1,085	1,103
FW3343707.SRDUP, 29.96%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	577	559	90
FW3343908.SRDUP, 30.06%, 8/10/2027 (a)(r)	Upstart	8/15/2022	804	794	810
FW3344314.SRDUP, 21.81%, 8/12/2027 (a)(r)	Upstart	8/15/2022	3,415	3,377	3,448
FW3344357.SRDUP, 29.80%, 8/10/2027 (a)(r)	Upstart	8/15/2022	1,139	1,125	1,147
FW3344364.SRDUP, 22.98%, 8/25/2027 (a)(r)	Upstart	8/15/2022	1,700	1,683	1,708
FW3344392.SRDUP, 19.81%, 8/10/2027 (a)(r)	Upstart	8/15/2022	1,870	1,849	1,886
FW3344412.SRDUP, 25.99%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	1,592	1,544	1,599
FW3344583.SRDUP, 29.04%, 8/10/2027 (a)(r)	Upstart	8/15/2022	460	455	464
FW3344806.SRDUP, 29.85%, 8/10/2027 (a)(r)	Upstart	8/15/2022	422	417	425
FW3344875.SRDUP, 25.66%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	712	696	708
FW3344919.SRDUP, 29.98%, 1/25/2028 (a)(n)(r)	Upstart	8/15/2022	8,318	8,150	1,291
FW3344925.SRDUP, 29.69%, 1/25/2028 (a)(n)(r)	Upstart	8/15/2022	3,243	3,152	3,301
FW3345025.SRDUP, 19.93%, 8/10/2027 (a)(r)	Upstart	8/15/2022	443	439	441
FW3345036.SRDUP, 27.15%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	2,325	2,297	2,333
FW3345070.SRDUP, 29.93%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	729	707	256
FW3345108.SRDUP, 21.17%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	781	757	496
FW3373195.SRDUP, 26.30%, 9/2/2027 (a)(r)	Upstart	9/08/2022	1,184	1,170	1,189

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

110	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
FW3382367.SRDUP, 33.18%, 9/1/2027 (a)(r)	Upstart	9/07/2022	$1,149	$1,136	$1,154
FW3389292.SRDUP, 29.40%, 9/1/2027 (a)(n)(r)	Upstart	9/07/2022	888	877	888
FW3391331.SRDUP, 26.82%, 2/1/2028 (a)(n)(r)	Upstart	9/07/2022	1,621	1,587	1,624
FW3391334.SRDUP, 33.66%, 9/1/2027 (a)(r)	Upstart	9/07/2022	1,525	1,504	1,531
FW3391367.SRDUP, 14.88%, 9/1/2027 (a)(r)	Upstart	9/07/2022	5,925	5,864	5,890
FW3391398.SRDUP, 30.65%, 9/1/2027 (a)(r)	Upstart	9/07/2022	1,204	1,189	1,209
FW3391463.SRDUP, 34.41%, 9/1/2027 (a)(r)	Upstart	9/07/2022	3,288	3,242	3,296
FW3391536.SRDUP, 33.17%, 9/10/2027 (a)(n)(r)	Upstart	9/07/2022	1,073	1,054	1,078
FW3391636.SRDUP, 20.85%, 9/1/2027 (a)(n)(r)	Upstart	9/07/2022	800	780	806
FW3391682.SRDUP, 33.15%, 9/1/2027 (a)(r)	Upstart	9/07/2022	1,654	1,632	1,660
FW3391946.SRDUP, 32.48%, 9/1/2027 (a)(n)(r)	Upstart	9/07/2022	313	307	310
FW3391950.SRDUP, 20.01%, 2/1/2028 (a)(n)(r)	Upstart	9/07/2022	26,568	25,843	26,868
FW3391960.SRDUP, 19.15%, 9/1/2027 (a)(n)(r)	Upstart	9/07/2022	5,224	5,067	811
FW3392065.SRDUP, 29.97%, 9/4/2027 (a)(r)	Upstart	9/07/2022	1,200	1,184	1,201
FW3392163.SRDUP, 28.84%, 2/1/2028 (a)(n)(r)	Upstart	9/07/2022	878	852	884
FW3392184.SRDUP, 17.03%, 9/15/2027 (a)(n)(r)	Upstart	9/07/2022	5,693	5,523	884
FW3393350.SRDUP, 26.53%, 9/15/2027 (a)(r)	Upstart	9/08/2022	1,931	1,907	1,935
FW3393442.SRDUP, 11.33%, 9/2/2027 (a)(r)	Upstart	9/08/2022	3,424	3,391	3,406
FW3393921.SRDUP, 23.46%, 2/2/2028 (a)(n)(r)	Upstart	9/08/2022	1,022	999	1,026
FW3393950.SRDUP, 33.75%, 9/2/2027 (a)(n)(r)	Upstart	9/08/2022	3,370	3,269	523
FW3394115.SRDUP, 25.53%, 9/2/2027 (a)(r)	Upstart	9/08/2022	260	256	258
FW3394345.SRDUP, 31.44%, 3/1/2028 (a)(n)(r)	Upstart	9/08/2022	23,837	23,129	12,214
FW3394390.SRDUP, 27.09%, 9/10/2027 (a)(n)(r)	Upstart	9/08/2022	2,379	2,350	2,364
FW3394585.SRDUP, 31.57%, 9/2/2027 (a)(r)	Upstart	9/08/2022	632	623	634
FW3394816.SRDUP, 29.97%, 9/2/2027 (a)(r)	Upstart	9/08/2022	1,445	1,427	1,450
FW3399302.SRDUP, 10.61%, 9/6/2027 (a)(r)	Upstart	9/09/2022	16,187	16,028	16,101
FW3401732.SRDUP, 34.63%, 7/15/2028 (a)(n)(r)	Upstart	9/09/2022	6,242	6,055	969
FW3401741.SRDUP, 32.70%, 9/10/2027 (a)(r)	Upstart	9/09/2022	1,060	1,045	1,066
FW3402005.SRDUP, 33.56%, 9/6/2027 (a)(n)(r)	Upstart	9/09/2022	780	756	317
FW3402261.SRDUP, 34.43%, 2/15/2028 (a)(n)(r)	Upstart	9/09/2022	4,665	4,540	4,748
FW3402478.SRDUP, 34.66%, 9/6/2027 (a)(r)	Upstart	9/09/2022	5,506	5,430	5,539
FW3402560.SRDUP, 29.71%, 9/13/2027 (a)(r)	Upstart	9/09/2022	10,691	10,550	10,754
FW3402647.SRDUP, 18.09%, 9/6/2027 (a)(r)	Upstart	9/09/2022	10,384	10,269	10,328
FW3479023.SRDUP, 29.93%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	1,073	1,056	1,082
FW3499342.SRDUP, 29.93%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	2,484	2,455	2,499
FW3499634.SRDUP, 24.31%, 10/13/2027 (a)(r)	Upstart	10/18/2022	996	983	1,002
FW3499709.SRDUP, 23.87%, 3/13/2028 (a)(n)(r)	Upstart	10/18/2022	741	725	752
FW3499772.SRDUP, 28.67%, 10/13/2027 (a)(r)	Upstart	10/18/2022	3,564	3,516	3,599
FW3499818.SRDUP, 19.72%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,386	1,370	1,403
FW3499839.SRDUP, 29.37%, 10/13/2027 (a)(r)	Upstart	10/18/2022	691	682	698
FW3499876.SRDUP, 23.10%, 3/13/2028 (a)(r)	Upstart	10/18/2022	20,831	20,501	21,000
FW3499879.SRDUP, 17.31%, 10/13/2027 (a)(r)	Upstart	10/18/2022	3,061	3,029	3,049
FW3499968.SRDUP, 19.82%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	1,620	1,600	1,640
FW3500039.SRDUP, 29.98%, 10/13/2027 (a)(r)	Upstart	10/18/2022	604	596	610
FW3500131.SRDUP, 15.16%, 3/13/2028 (a)(n)(r)	Upstart	10/18/2022	17,962	17,489	2,788
FW3500211.SRDUP, 12.15%, 10/13/2027 (a)(r)	Upstart	10/18/2022	3,734	3,698	3,715
FW3500283.SRDUP, 29.57%, 10/13/2027 (a)(r)	Upstart	10/18/2022	740	729	748
FW3500298.SRDUP, 29.50%, 10/13/2027 (a)(r)	Upstart	10/18/2022	508	502	513
FW3500327.SRDUP, 29.67%, 10/16/2027 (a)(n)(r)	Upstart	10/18/2022	8,151	7,907	1,740
FW3500335.SRDUP, 26.54%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,790	1,766	1,800
FW3500372.SRDUP, 23.00%, 10/13/2027 (a)(r)	Upstart	10/18/2022	5,707	5,644	5,744
FW3500397.SRDUP, 29.48%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,848	1,822	1,865

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	111

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
FW3500435.SRDUP, 29.64%, 10/13/2027 (a)(r)	Upstart	10/18/2022	$879	$867	$887
FW3500490.SRDUP, 26.51%, 10/13/2027 (a)(r)	Upstart	10/18/2022	5,222	5,153	5,264
FW3500552.SRDUP, 23.27%, 10/13/2025 (a)(n)(r)(s)	Upstart	10/18/2022	4,386	4,254	681
FW3500560.SRDUP, 28.60%, 10/13/2027 (a)(r)	Upstart	10/18/2022	9,912	9,778	10,003
FW3500575.SRDUP, 25.61%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,651	2,580	2,667
FW3500603.SRDUP, 29.08%, 10/13/2027 (a)(r)	Upstart	10/18/2022	6,890	6,796	6,957
FW3500621.SRDUP, 29.79%, 10/13/2027 (a)(r)	Upstart	10/18/2022	881	869	889
FW3500941.SRDUP, 22.77%, 10/13/2027 (a)(r)	Upstart	10/18/2022	769	750	774
FW3500951.SRDUP, 29.33%, 3/13/2028 (a)(n)(r)	Upstart	10/18/2022	3,447	3,344	535
FW3501022.SRDUP, 11.80%, 10/13/2027 (a)(r)	Upstart	10/18/2022	16,177	16,004	16,095
FW3501027.SRDUP, 27.51%, 10/13/2027 (a)(r)	Upstart	10/18/2022	8,516	8,415	8,599
FW3501054.SRDUP, 27.15%, 10/13/2027 (a)(r)	Upstart	10/18/2022	4,937	4,871	4,984
FW3501080.SRDUP, 28.48%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	22,001	21,341	1,683
FW3501118.SRDUP, 28.50%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,024	1,997	2,044
FW3501142.SRDUP, 29.97%, 10/13/2027 (a)(r)	Upstart	10/18/2022	282	279	283
FW3501197.SRDUP, 29.09%, 3/22/2028 (a)(n)(r)	Upstart	10/18/2022	722	701	699
FW3501229.SRDUP, 26.78%, 3/13/2028 (a)(n)(r)	Upstart	10/18/2022	6,147	5,996	6,235
FW3501258.SRDUP, 29.73%, 10/13/2027 (a)(r)	Upstart	10/18/2022	494	487	499
FW3501262.SRDUP, 29.26%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,381	1,362	1,394
FW3501295.SRDUP, 29.80%, 10/13/2027 (a)(r)	Upstart	10/18/2022	913	901	922
FW3501310.SRDUP, 29.70%, 3/21/2028 (a)(n)(r)	Upstart	10/18/2022	503	488	78
FW3501329.SRDUP, 27.65%, 10/15/2027 (a)(r)	Upstart	10/18/2022	4,050	3,996	4,089
FW3541761.SRDUP, 24.28%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	2,272	2,214	2,280
FW3541863.SRDUP, 22.30%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	3,154	3,062	3,177
FW3541940.SRDUP, 27.95%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	430	420	434
FW3542009.SRDUP, 26.08%, 11/1/2027 (a)(r)	Upstart	11/04/2022	9,236	9,111	9,349
FW3542010.SRDUP, 25.74%, 11/1/2027 (a)(r)	Upstart	11/04/2022	920	907	931
FW3542156.SRDUP, 24.72%, 11/1/2027 (a)(r)	Upstart	11/04/2022	22,713	22,411	22,802
FW3542218.SRDUP, 28.57%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	930	902	194
FW3542332.SRDUP, 25.85%, 11/1/2027 (a)(r)	Upstart	11/04/2022	3,745	3,694	3,759
FW3542352.SRDUP, 25.74%, 11/1/2027 (a)(r)	Upstart	11/04/2022	2,061	2,033	2,081
FW3542396.SRDUP, 17.86%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	13,065	12,680	7,498
FW3542407.SRDUP, 24.57%, 11/1/2027 (a)(r)	Upstart	11/04/2022	5,914	5,845	5,936
FW3542470.SRDUP, 28.64%, 4/2/2028 (a)(n)(r)	Upstart	11/07/2022	3,331	3,235	3,382
FW3542479.SRDUP, 29.50%, 11/1/2027 (a)(r)	Upstart	11/04/2022	529	521	535
FW3542538.SRDUP, 28.16%, 11/16/2027 (a)(r)	Upstart	11/04/2022	1,824	1,798	1,831
FW3542644.SRDUP, 28.00%, 11/2/2027 (a)(r)	Upstart	11/07/2022	851	839	854
FW3542659.SRDUP, 27.95%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	978	961	990
FW3542662.SRDUP, 12.00%, 11/1/2027 (a)(r)	Upstart	11/04/2022	1,149	1,136	1,142
FW3542860.SRDUP, 17.01%, 11/2/2027 (a)(n)(r)	Upstart	11/07/2022	2,424	2,351	261
FW3542869.SRDUP, 17.18%, 11/2/2027 (a)(n)(r)	Upstart	11/07/2022	6,201	6,114	6,155
FW3542901.SRDUP, 29.75%, 11/2/2027 (a)(r)	Upstart	11/07/2022	1,060	1,047	1,073
FW3542904.SRDUP, 29.17%, 11/2/2027 (a)(n)(r)	Upstart	11/07/2022	2,018	1,964	313
FW3542919.SRDUP, 22.51%, 11/2/2027 (a)(r)	Upstart	11/07/2022	1,016	1,003	1,023
FW3542964.SRDUP, 25.68%, 11/2/2027 (a)(r)	Upstart	11/07/2022	2,298	2,267	2,327
FW3542972.SRDUP, 14.72%, 4/2/2028 (a)(n)(r)	Upstart	11/07/2022	2,756	2,717	2,733
FW3542980.SRDUP, 20.84%, 4/8/2028 (a)(n)(r)	Upstart	11/07/2022	18,029	17,488	5,198
FW3543054.SRDUP, 25.59%, 11/2/2027 (a)(r)	Upstart	11/07/2022	13,405	13,225	13,460
FW3904151.SRDUP, 28.76%, 1/2/2029 (a)(n)(r)	Upstart	8/07/2023	14,777	14,703	2,293
FW3909774.SRDUP, 28.77%, 8/2/2028 (a)(r)	Upstart	8/07/2023	703	701	708
FW3909817.SRDUP, 14.88%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	8,551	8,528	8,473
FW3909823.SRDUP, 25.67%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,058	1,055	1,065

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

112	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
FW3909828.SRDUP, 22.21%, 8/2/2028 (a)(r)	Upstart	8/07/2023	$14,280	$14,239	$14,244
FW3909860.SRDUP, 26.63%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	9,107	9,063	5,082
FW3909903.SRDUP, 27.62%, 8/2/2028 (a)(r)	Upstart	8/07/2023	668	666	671
FW3909923.SRDUP, 20.92%, 8/2/2028 (a)(r)	Upstart	8/07/2023	20,271	20,215	20,259
FW3909927.SRDUP, 28.85%, 1/2/2029 (a)(r)	Upstart	8/07/2023	840	836	840
FW3909942.SRDUP, 26.74%, 8/2/2028 (a)(r)	Upstart	8/07/2023	9,399	9,372	9,457
FW3909983.SRDUP, 28.28%, 8/2/2028 (a)(r)	Upstart	8/07/2023	17,380	17,329	17,492
FW3910012.SRDUP, 23.49%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	1,244	1,237	1,243
FW3910025.SRDUP, 17.69%, 8/2/2028 (a)(r)	Upstart	8/07/2023	3,797	3,786	3,761
FW3910054.SRDUP, 28.39%, 8/2/2028 (a)(r)	Upstart	8/07/2023	2,932	2,923	2,951
FW3910073.SRDUP, 28.67%, 8/2/2028 (a)(r)	Upstart	8/07/2023	5,110	5,094	5,142
FW3910114.SRDUP, 16.81%, 8/2/2026 (a)(r)	Upstart	8/07/2023	413	413	410
FW3910117.SRDUP, 28.02%, 1/17/2029 (a)(n)(r)	Upstart	8/07/2023	2,212	2,201	1,953
FW3910145.SRDUP, 25.69%, 1/23/2029 (a)(n)(r)	Upstart	8/07/2023	16,418	16,335	16,137
FW3910149.SRDUP, 22.37%, 8/2/2026 (a)(r)	Upstart	8/07/2023	805	805	799
FW3910153.SRDUP, 28.37%, 8/2/2028 (a)(r)	Upstart	8/07/2023	3	3	3
FW3910184.SRDUP, 28.77%, 8/2/2028 (a)(r)	Upstart	8/07/2023	638	636	642
FW3910185.SRDUP, 15.74%, 8/2/2028 (a)(r)	Upstart	8/07/2023	8,454	8,432	8,374
FW3910197.SRDUP, 16.66%, 8/2/2028 (a)(r)	Upstart	8/07/2023	6,750	6,732	6,687
FW3910219.SRDUP, 28.37%, 8/2/2028 (a)(r)	Upstart	8/07/2023	3,059	3,050	3,078
FW3910232.SRDUP, 27.68%, 8/9/2028 (a)(r)	Upstart	8/07/2023	9,863	9,832	9,852
FW3910244.SRDUP, 20.90%, 8/2/2026 (a)(r)	Upstart	8/07/2023	505	505	501
FW3910278.SRDUP, 24.79%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	7,885	7,846	7,876
FW3910584.SRDUP, 23.46%, 8/2/2028 (a)(r)	Upstart	8/07/2023	25,829	25,754	25,788
FW3910652.SRDUP, 14.50%, 8/2/2026 (a)(r)	Upstart	8/07/2023	268	267	266
FW3910687.SRDUP, 18.34%, 8/2/2028 (a)(r)	Upstart	8/07/2023	6,604	6,586	6,540
FW3910704.SRDUP, 24.23%, 8/2/2028 (a)(r)	Upstart	8/07/2023	5,954	5,937	5,990
FW3910740.SRDUP, 23.28%, 8/2/2026 (a)(r)	Upstart	8/07/2023	202	202	200
FW3910897.SRDUP, 28.43%, 12/2/2028 (a)(n)(r)	Upstart	8/07/2023	1,216	1,211	1,222
FW3911028.SRDUP, 14.95%, 8/2/2028 (a)(r)	Upstart	8/07/2023	3,049	3,041	3,021
FW3911228.SRDUP, 26.06%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	5,456	5,429	847
FW3911485.SRDUP, 26.15%, 8/3/2028 (a)(n)(r)	Upstart	8/08/2023	2,656	2,648	2,671
FW3911503.SRDUP, 28.50%, 8/3/2028 (a)(n)(r)	Upstart	8/08/2023	3,046	3,034	3,061
FW3911505.SRDUP, 25.70%, 8/3/2026 (a)(r)	Upstart	8/08/2023	645	644	640
FW3911549.SRDUP, 13.22%, 8/3/2028 (a)(r)	Upstart	8/08/2023	239	238	238
FW3911585.SRDUP, 28.61%, 8/18/2028 (a)(n)(r)	Upstart	8/08/2023	10,647	10,614	10,716
FW3911654.SRDUP, 28.54%, 8/3/2028 (a)(r)	Upstart	8/08/2023	5,616	5,599	5,654
FW3911655.SRDUP, 26.17%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,250	1,247	1,259
FW3911734.SRDUP, 21.53%, 8/3/2028 (a)(n)(r)	Upstart	8/08/2023	2,318	2,306	211
FW3911754.SRDUP, 28.55%, 8/3/2028 (a)(r)	Upstart	8/08/2023	982	979	987
FW3912009.SRDUP, 28.31%, 8/3/2028 (a)(r)	Upstart	8/08/2023	765	762	770
FW3912981.SRDUP, 27.47%, 8/3/2028 (a)(r)	Upstart	8/08/2023	9,298	9,276	9,367
FW3913029.SRDUP, 28.58%, 8/3/2028 (a)(n)(r)	Upstart	8/08/2023	632	628	195
FW3913149.SRDUP, 28.30%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	6,265	6,234	1,914
FW3913160.SRDUP, 24.43%, 8/4/2026 (a)(r)	Upstart	8/09/2023	211	211	210
FW3913164.SRDUP, 27.55%, 8/4/2026 (a)(r)	Upstart	8/09/2023	176	176	175
FW3913234.SRDUP, 25.83%, 8/4/2028 (a)(r)	Upstart	8/09/2023	747	745	753
FW3913294.SRDUP, 13.71%, 8/4/2028 (a)(r)	Upstart	8/09/2023	15,440	15,400	15,390
FW3913360.SRDUP, 18.96%, 8/4/2026 (a)(n)(r)	Upstart	8/09/2023	913	909	222
FW3913392.SRDUP, 26.53%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	28,568	28,439	28,777
FW3913393.SRDUP, 28.28%, 8/4/2026 (a)(n)(r)	Upstart	8/09/2023	402	401	399
FW3913458.SRDUP, 28.58%, 8/4/2028 (a)(r)	Upstart	8/09/2023	478	476	479

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	113

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
FW3913541.SRDUP, 30.04%, 8/4/2028 (a)(r)	Upstart	8/09/2023	$1,746	$1,741	$1,759
FW3913549.SRDUP, 21.56%, 8/4/2028 (a)(r)	Upstart	8/09/2023	3,916	3,904	3,916
FW3913574.SRDUP, 24.39%, 1/18/2029 (a)(n)(r)	Upstart	8/09/2023	17,185	17,153	17,206
FW3913845.SRDUP, 27.67%, 8/4/2026 (a)(r)	Upstart	8/09/2023	1,034	1,033	1,026
FW3913941.SRDUP, 25.75%, 8/4/2028 (a)(r)	Upstart	8/09/2023	747	745	752
FW3914457.SRDUP, 24.99%, 1/4/2029 (a)(n)(r)	Upstart	8/09/2023	17,400	17,313	17,536
FW3914563.SRDUP, 29.04%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	1,603	1,597	1,615
FW3954151.SRDUP, 24.17%, 9/1/2028 (a)(r)	Upstart	9/07/2023	3,364	3,354	3,358
FW3954176.SRDUP, 24.45%, 9/1/2028 (a)(n)(r)	Upstart	9/07/2023	5,312	5,289	5,344
FW3954194.SRDUP, 22.30%, 9/5/2028 (a)(r)	Upstart	9/08/2023	3,833	3,821	3,833
FW3954298.SRDUP, 26.03%, 9/1/2028 (a)(r)	Upstart	9/07/2023	2,536	2,528	2,550
FW3954338.SRDUP, 18.89%, 9/1/2028 (a)(n)(r)	Upstart	9/07/2023	2,409	2,400	2,423
FW3954375.SRDUP, 30.61%, 9/1/2028 (a)(r)	Upstart	9/07/2023	2,342	2,335	2,356
FW3954377.SRDUP, 28.83%, 9/1/2028 (a)(r)	Upstart	9/07/2023	1,997	1,987	2,008
FW3954388.SRDUP, 28.80%, 9/1/2028 (a)(n)(r)	Upstart	9/07/2023	8,893	8,850	8,947
FW3954472.SRDUP, 24.71%, 9/1/2026 (a)(r)	Upstart	9/07/2023	540	539	535
FW3954483.SRDUP, 28.57%, 9/1/2028 (a)(n)(r)	Upstart	9/07/2023	851	847	482
FW3954538.SRDUP, 29.94%, 9/1/2028 (a)(r)	Upstart	9/07/2023	2,388	2,380	2,404
FW3954565.SRDUP, 28.19%, 12/1/2028 (a)(n)(r)	Upstart	9/07/2023	2,621	2,608	509
FW3955057.SRDUP, 24.99%, 9/1/2028 (a)(n)(r)	Upstart	9/07/2023	586	584	589
FW3955871.SRDUP, 20.77%, 2/10/2029 (a)(n)(r)	Upstart	9/08/2023	13,654	13,600	13,646
FW3956036.SRDUP, 24.94%, 9/13/2026 (a)(r)	Upstart	9/08/2023	190	189	188
FW3956062.SRDUP, 22.12%, 9/5/2028 (a)(r)	Upstart	9/08/2023	4,320	4,307	4,352
FW3956066.SRDUP, 27.42%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	4,201	4,187	4,231
FW3956150.SRDUP, 22.26%, 9/5/2028 (a)(r)	Upstart	9/08/2023	14,968	14,924	14,970
FW3956162.SRDUP, 24.71%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	24,742	24,618	1,969
FW3956211.SRDUP, 29.66%, 9/5/2028 (a)(r)	Upstart	9/08/2023	5,799	5,781	5,846
FW3956343.SRDUP, 17.00%, 9/5/2028 (a)(r)	Upstart	9/08/2023	26,430	26,356	26,190
FW3956371.SRDUP, 31.01%, 9/5/2028 (a)(r)	Upstart	9/08/2023	4,133	4,120	4,167
FW3956386.SRDUP, 27.87%, 2/5/2029 (a)(n)(r)	Upstart	9/08/2023	1,803	1,794	1,815
FW3956410.SRDUP, 19.62%, 9/5/2028 (a)(r)	Upstart	9/08/2023	723	721	729
FW3956413.SRDUP, 25.80%, 9/5/2028 (a)(r)	Upstart	9/08/2023	6,354	6,334	6,403
FW3956414.SRDUP, 30.66%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	449	446	448
FW3956469.SRDUP, 29.68%, 9/5/2028 (a)(r)	Upstart	9/08/2023	2,241	2,234	2,259
FW3956629.SRDUP, 27.86%, 9/5/2028 (a)(r)	Upstart	9/08/2023	211	210	209
FW3956677.SRDUP, 24.70%, 9/5/2028 (a)(r)	Upstart	9/08/2023	10,549	10,547	10,629
FW3956853.SRDUP, 26.32%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	1,480	1,476	1,492
FW3956859.SRDUP, 19.27%, 9/5/2026 (a)(r)	Upstart	9/08/2023	1	1	1
FW3956866.SRDUP, 22.67%, 9/5/2028 (a)(r)	Upstart	9/08/2023	579	579	583
FW3957002.SRDUP, 19.05%, 9/5/2028 (a)(r)	Upstart	9/08/2023	3,596	3,586	3,624
FW3957086.SRDUP, 10.26%, 9/5/2028 (a)(r)	Upstart	9/08/2023	13,395	13,360	13,372
FW3957266.SRDUP, 20.55%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	7,500	7,478	7,545
FW3957354.SRDUP, 28.76%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	589	587	593
FW3957495.SRDUP, 18.85%, 9/5/2028 (a)(r)	Upstart	9/08/2023	1,354	1,350	1,363
FW3957509.SRDUP, 26.76%, 9/5/2026 (a)(n)(r)	Upstart	9/08/2023	526	525	521
FW3957551.SRDUP, 29.53%, 2/5/2029 (a)(r)	Upstart	9/08/2023	1,569	1,561	1,509
FW3957660.SRDUP, 25.28%, 9/5/2026 (a)(n)(r)	Upstart	9/08/2023	1,666	1,657	733
FW3957680.SRDUP, 23.50%, 2/5/2027 (a)(n)(r)	Upstart	9/08/2023	8,989	8,944	8,919
FW3957681.SRDUP, 29.31%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	1,271	1,265	386
FW3957773.SRDUP, 19.39%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	11,167	11,111	1,733
FW3959080.SRDUP, 11.63%, 9/5/2028 (a)(r)	Upstart	9/08/2023	13,879	13,843	13,856
FW3959880.SRDUP, 23.29%, 9/5/2028 (a)(r)	Upstart	9/08/2023	15,598	15,552	15,712

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

114	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
FW3960052.SRDUP, 25.36%, 9/5/2028 (a)(r)	Upstart	9/08/2023	$14,746	$14,702	$14,860
FW3960098.SRDUP, 28.42%, 9/5/2028 (a)(r)	Upstart	9/08/2023	1,466	1,459	1,472
FW3960298.SRDUP, 26.85%, 9/6/2028 (a)(r)	Upstart	9/11/2023	6,438	6,418	6,491
FW3960519.SRDUP, 26.59%, 9/5/2026 (a)(n)(r)	Upstart	9/08/2023	451	449	447
FW3960562.SRDUP, 15.67%, 9/5/2028 (a)(r)	Upstart	9/08/2023	4,171	4,160	4,134
FW3960721.SRDUP, 19.68%, 9/5/2028 (a)(r)	Upstart	9/08/2023	8,204	8,180	8,128
FW3961016.SRDUP, 26.49%, 9/6/2028 (a)(n)(r)	Upstart	9/11/2023	653	650	657
FW3961051.SRDUP, 29.58%, 9/6/2028 (a)(r)	Upstart	9/11/2023	2,503	2,495	2,525
FW3961069.SRDUP, 26.17%, 9/6/2028 (a)(n)(r)	Upstart	9/11/2023	1,662	1,653	258
FW4005935.SRDUP, 18.43%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,981	3,969	3,947
FW4007221.SRDUP, 28.32%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,380	3,369	3,416
FW4007629.SRDUP, 24.20%, 10/6/2028 (a)(r)	Upstart	10/12/2023	3,836	3,825	3,840
FW4007971.SRDUP, 27.62%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,328	1,324	1,340
FW4007992.SRDUP, 22.56%, 10/6/2028 (a)(r)	Upstart	10/12/2023	6,043	6,024	6,048
FW4007996.SRDUP, 19.03%, 10/24/2028 (a)(r)	Upstart	10/12/2023	6,898	6,877	6,950
FW4008016.SRDUP, 29.19%, 10/6/2028 (a)(r)	Upstart	10/12/2023	721	719	727
FW4008039.SRDUP, 24.37%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,595	1,590	1,585
FW4008045.SRDUP, 20.39%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,432	2,425	2,410
FW4008054.SRDUP, 27.45%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,462	1,458	1,474
FW4008078.SRDUP, 22.78%, 10/6/2028 (a)(r)	Upstart	10/12/2023	7,201	7,179	7,210
FW4008091.SRDUP, 27.87%, 8/6/2029 (a)(n)(r)	Upstart	10/12/2023	2,152	2,145	2,171
FW4008099.SRDUP, 27.35%, 10/6/2026 (a)(r)	Upstart	10/12/2023	911	910	902
FW4008183.SRDUP, 20.21%, 10/6/2026 (a)(r)	Upstart	10/12/2023	10,555	10,545	10,484
FW4008218.SRDUP, 22.99%, 10/6/2028 (a)(r)	Upstart	10/12/2023	8,499	8,473	8,510
FW4008289.SRDUP, 28.33%, 10/6/2028 (a)(r)	Upstart	10/12/2023	6,636	6,614	6,693
FW4008328.SRDUP, 26.92%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,981	1,975	1,999
FW4008330.SRDUP, 29.13%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,895	1,893	1,912
FW4008335.SRDUP, 28.74%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	1,133	1,128	1,143
FW4008392.SRDUP, 27.29%, 10/6/2026 (a)(r)	Upstart	10/12/2023	424	424	421
FW4008408.SRDUP, 29.06%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,376	2,368	2,398
FW4008443.SRDUP, 28.73%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,140	1,136	1,150
FW4008449.SRDUP, 14.65%, 10/6/2028 (a)(r)	Upstart	10/12/2023	6,606	6,587	6,547
FW4008454.SRDUP, 16.64%, 10/6/2028 (a)(r)	Upstart	10/12/2023	12,036	12,002	11,928
FW4008460.SRDUP, 29.04%, 10/6/2028 (a)(r)	Upstart	10/12/2023	3,225	3,215	3,254
FW4008470.SRDUP, 28.96%, 3/6/2029 (a)(n)(r)	Upstart	10/12/2023	939	935	940
FW4008484.SRDUP, 25.71%, 10/6/2026 (a)(r)	Upstart	10/12/2023	317	316	315
FW4008499.SRDUP, 23.63%, 3/10/2029 (a)(n)(r)	Upstart	10/13/2023	2,486	2,473	2,501
FW4008501.SRDUP, 22.89%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	1,599	1,598	1,612
FW4008503.SRDUP, 26.00%, 10/6/2026 (a)(r)	Upstart	10/12/2023	606	605	601
FW4008510.SRDUP, 29.01%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,680	1,674	1,695
FW4008543.SRDUP, 27.87%, 3/6/2029 (a)(n)(r)	Upstart	10/12/2023	4,790	4,766	2,447
FW4008566.SRDUP, 28.05%, 10/6/2028 (a)(r)	Upstart	10/12/2023	794	794	801
FW4008607.SRDUP, 23.29%, 10/6/2026 (a)(r)	Upstart	10/12/2023	322	322	320
FW4008617.SRDUP, 29.17%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,489	2,481	2,511
FW4008631.SRDUP, 29.03%, 10/6/2028 (a)(r)	Upstart	10/12/2023	4,435	4,421	4,474
FW4008646.SRDUP, 28.44%, 10/6/2028 (a)(r)	Upstart	10/12/2023	736	734	742
FW4008651.SRDUP, 29.00%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	957	954	962
FW4008685.SRDUP, 26.59%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	956	951	957
FW4008687.SRDUP, 28.72%, 10/6/2028 (a)(r)	Upstart	10/12/2023	938	935	947
FW4008692.SRDUP, 30.17%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,289	1,285	1,300
FW4008804.SRDUP, 28.71%, 10/6/2028 (a)(r)	Upstart	10/12/2023	855	852	862
FW4008911.SRDUP, 28.00%, 10/7/2028 (a)(r)	Upstart	10/12/2023	1,517	1,512	1,529

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	115

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
FW4008932.SRDUP, 28.98%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	$1,224	$1,218	$1,237
FW4009369.SRDUP, 22.45%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	1,762	1,753	969
FW4009821.SRDUP, 13.87%, 10/10/2028 (a)(r)	Upstart	10/13/2023	14,598	14,557	14,480
FW4009829.SRDUP, 29.03%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,545	1,540	1,562
FW4009831.SRDUP, 28.59%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	455	453	71
FW4009840.SRDUP, 28.27%, 10/10/2028 (a)(r)	Upstart	10/13/2023	862	859	871
FW4009883.SRDUP, 28.83%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,885	2,876	2,915
FW4009928.SRDUP, 22.81%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,188	3,178	3,196
FW4009953.SRDUP, 29.11%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,506	4,491	4,552
FW4010342.SRDUP, 28.14%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	3,905	3,885	606
FW4010758.SRDUP, 28.11%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,268	4,254	4,312
FW4011051.SRDUP, 17.11%, 10/10/2028 (a)(r)	Upstart	10/13/2023	28,649	28,565	28,414
FW4011508.SRDUP, 15.24%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,154	4,143	4,120
FW4011911.SRDUP, 29.04%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	2,344	2,333	2,368
FW4011920.SRDUP, 19.20%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,418	1,414	1,432
FW4011987.SRDUP, 28.54%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	1,110	1,105	1,121
FW4012120.SRDUP, 28.60%, 3/10/2029 (a)(r)	Upstart	10/13/2023	455	453	456
FW4012160.SRDUP, 29.05%, 10/10/2028 (a)(r)	Upstart	10/13/2023	992	989	1,002
FW4012187.SRDUP, 29.15%, 10/10/2028 (a)(r)	Upstart	10/13/2023	874	872	883
FW4012199.SRDUP, 29.05%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,419	2,411	2,445
FW4012200.SRDUP, 28.96%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,829	3,817	3,869
FW4012360.SRDUP, 24.22%, 10/10/2028 (a)(r)	Upstart	10/13/2023	32,551	32,446	32,268
FW4012438.SRDUP, 23.46%, 3/10/2029 (a)(n)(r)	Upstart	10/13/2023	6,531	6,500	6,544
FW4012468.SRDUP, 29.14%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	2,493	2,485	2,519
FW4012505.SRDUP, 29.18%, 10/10/2028 (a)(r)	Upstart	10/13/2023	9,825	9,793	9,927
FW4012524.SRDUP, 28.37%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,987	1,980	2,007
FW4012577.SRDUP, 15.38%, 10/10/2028 (a)(r)	Upstart	10/13/2023	13,431	13,392	13,320
FW4012581.SRDUP, 27.32%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	759	757	766
FW4012596.SRDUP, 29.13%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,615	1,610	1,632
FW4012601.SRDUP, 22.90%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,914	1,908	1,919
FW4012607.SRDUP, 24.61%, 10/15/2026 (a)(r)	Upstart	10/13/2023	1,265	1,264	1,258
FW4012620.SRDUP, 28.65%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	3,086	3,076	3,117
FW4012644.SRDUP, 20.35%, 10/10/2028 (a)(r)	Upstart	10/13/2023	29,112	29,088	29,380
FW4012664.SRDUP, 11.34%, 10/10/2026 (a)(r)	Upstart	10/13/2023	1,147	1,146	1,142
FW4012678.SRDUP, 29.10%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,353	2,345	2,378
FW4012710.SRDUP, 15.44%, 10/10/2028 (a)(r)	Upstart	10/13/2023	10,842	10,801	10,754
FW4012738.SRDUP, 29.08%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,184	1,180	1,196
FW4012743.SRDUP, 26.81%, 10/10/2026 (a)(r)	Upstart	10/13/2023	982	981	975
FW4012796.SRDUP, 29.83%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,691	3,679	3,730
FW4012851.SRDUP, 25.20%, 10/10/2028 (a)(r)	Upstart	10/13/2023	29,068	28,977	29,358
FW4012907.SRDUP, 26.11%, 10/10/2026 (a)(r)	Upstart	10/13/2023	337	337	335
FW4013153.SRDUP, 25.20%, 10/10/2028 (a)(r)	Upstart	10/13/2023	14,656	14,610	14,782
FW4013407.SRDUP, 26.37%, 10/10/2028 (a)(r)	Upstart	10/13/2023	15,073	15,023	15,113
FW4013445.SRDUP, 27.95%, 10/10/2028 (a)(r)	Upstart	10/13/2023	799	797	808
FW4013621.SRDUP, 29.03%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,008	1,005	1,010
FW4013730.SRDUP, 30.08%, 10/17/2028 (a)(r)	Upstart	10/13/2023	3,064	3,060	3,096
FW4014443.SRDUP, 28.95%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,545	1,540	1,561
FW4014726.SRDUP, 23.06%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,171	2,165	2,191
FW4014758.SRDUP, 26.11%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,187	1,183	1,199
FW4996103.SRDUP, 22.57%, 2/3/2030 (a)(r)	Upstart	2/05/2025	5,016	5,016	4,852
FW4996165.SRDUP, 31.13%, 2/3/2030 (a)(r)	Upstart	2/05/2025	2,406	2,406	2,214
FW4996982.SRDUP, 24.22%, 7/3/2030 (a)(n)(r)	Upstart	2/05/2025	4,798	4,798	4,647

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

116	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
FW4997714.SRDUP, 16.62%, 2/4/2030 (a)(r)	Upstart	2/06/2025	$29,395	$29,395	$29,060
FW4998036.SRDUP, 13.12%, 2/4/2028 (a)(r)	Upstart	2/06/2025	656	656	653
FW4998470.SRDUP, 21.87%, 2/19/2030 (a)(r)	Upstart	2/06/2025	3,913	3,913	3,792
FW4998693.SRDUP, 32.17%, 2/4/2030 (a)(n)(r)	Upstart	2/06/2025	8,765	8,765	8,069
FW4999594.SRDUP, 12.64%, 2/4/2028 (a)(r)	Upstart	2/06/2025	1,047	1,047	1,042
FW4999952.SRDUP, 20.32%, 2/14/2028 (a)(r)	Upstart	2/06/2025	820	820	796
FW5000110.SRDUP, 20.82%, 2/4/2030 (a)(r)	Upstart	2/06/2025	4,749	4,749	4,574
FW5001719.SRDUP, 28.88%, 2/5/2030 (a)(n)(r)	Upstart	2/09/2025	832	832	129
FW5002197.SRDUP, 21.89%, 2/5/2030 (a)(n)(r)	Upstart	2/09/2025	14,902	14,902	14,351
FW5005072.SRDUP, 32.30%, 2/6/2030 (a)(r)	Upstart	2/10/2025	1,943	1,949	1,793
FW5008353.SRDUP, 21.25%, 2/7/2030 (a)(r)	Upstart	2/11/2025	4,502	4,502	4,448
FW5008422.SRDUP, 31.96%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,911	2,911	2,689
FW5008561.SRDUP, 29.91%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	1,510	1,510	743
FW5008581.SRDUP, 30.71%, 7/7/2030 (a)(n)(r)	Upstart	2/11/2025	11,064	11,064	10,283
FW5008613.SRDUP, 31.45%, 12/7/2030 (a)(n)(r)	Upstart	2/11/2025	1,616	1,616	1,506
FW5009781.SRDUP, 31.09%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	2,334	2,334	2,156
FW5009810.SRDUP, 21.71%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	7,180	7,180	1,398
FW5009856.SRDUP, 31.87%, 2/21/2030 (a)(n)(r)	Upstart	2/11/2025	6,047	6,047	5,585
FW5010179.SRDUP, 31.77%, 2/7/2030 (a)(r)	Upstart	2/11/2025	2,557	2,557	2,361
FW5010286.SRDUP, 32.20%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	2,258	2,258	350
FW5010377.SRDUP, 30.23%, 8/7/2030 (a)(n)(r)	Upstart	2/11/2025	8,291	8,291	7,801
FW5175682.SRDUP, 32.39%, 9/2/2030 (a)(n)(r)	Upstart	4/06/2025	11,097	11,097	10,216
FW5176921.SRDUP, 32.11%, 4/3/2030 (a)(r)	Upstart	4/07/2025	6,057	6,057	5,562
FW5177356.SRDUP, 17.55%, 4/3/2028 (a)(r)	Upstart	4/07/2025	4,120	4,120	4,000
FW5177433.SRDUP, 29.10%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,331	2,331	2,140
FW5178905.SRDUP, 32.11%, 4/3/2030 (a)(r)	Upstart	4/07/2025	3,560	3,560	3,276
FW5178972.SRDUP, 32.24%, 4/3/2030 (a)(r)	Upstart	4/07/2025	1,718	1,718	1,580
FW5178977.SRDUP, 29.93%, 4/6/2028 (a)(r)	Upstart	4/07/2025	5,786	5,786	5,419
FW5179002.SRDUP, 26.74%, 11/3/2028 (a)(n)(r)	Upstart	4/07/2025	11,970	11,970	1,858
FW5179372.SRDUP, 28.89%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	3,302	3,302	512
FW5179841.SRDUP, 31.58%, 9/3/2030 (a)(n)(r)	Upstart	4/07/2025	2,233	2,233	2,097
FW5181314.SRDUP, 25.24%, 9/4/2030 (a)(n)(r)	Upstart	4/08/2025	23,465	23,465	21,543
FW5187709.SRDUP, 18.82%, 4/7/2028 (a)(r)	Upstart	4/09/2025	2,471	2,471	2,388
FW5378836.SRDUP, 28.86%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	10,974	10,974	3,297
FW5381497.SRDUP, 17.08%, 5/23/2030 (a)(r)	Upstart	5/28/2025	4,997	4,997	4,943
FW5382359.SRDUP, 30.40%, 5/23/2028 (a)(r)	Upstart	5/28/2025	3,920	3,920	3,698
FW5384619.SRDUP, 24.39%, 5/23/2030 (a)(r)	Upstart	5/28/2025	3,134	3,134	2,907
FW5385302.SRDUP, 28.66%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	1,223	1,223	1,136
FW5385365.SRDUP, 27.68%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	2,425	2,425	376
FW5385386.SRDUP, 15.22%, 5/23/2030 (a)(r)	Upstart	5/28/2025	3,658	3,658	3,620
FW5385562.SRDUP, 19.16%, 5/23/2028 (a)(r)	Upstart	5/28/2025	4,744	4,744	4,605
FW5385877.SRDUP, 21.71%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	11,663	11,663	1,810
FW5385908.SRDUP, 19.70%, 5/23/2030 (a)(r)	Upstart	5/28/2025	1,323	1,323	1,283
FW5386150.SRDUP, 31.75%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	4,496	4,496	698
FW5386245.SRDUP, 30.06%, 3/23/2031 (a)(n)(r)	Upstart	5/28/2025	11,068	11,068	3,323
FW5577751.SRDUP, 28.29%, 7/1/2030 (a)(r)	Upstart	7/06/2025	4,126	4,126	3,832
FW5579232.SRDUP, 30.00%, 7/1/2030 (a)(r)	Upstart	7/06/2025	4,679	4,679	4,347
FW5580231.SRDUP, 32.23%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,701	2,701	2,503
FW5580232.SRDUP, 28.87%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	1,441	1,441	279
FW5581347.SRDUP, 13.99%, 7/1/2030 (a)(r)	Upstart	7/06/2025	2,049	2,049	2,076
FW5581626.SRDUP, 24.71%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	2,192	2,192	340
FW5582474.SRDUP, 14.15%, 7/2/2030 (a)(r)	Upstart	7/07/2025	1,515	1,515	1,516

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	117

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
FW5582703.SRDUP, 28.77%, 7/2/2030 (a)(r)	Upstart	7/07/2025	$1,201	$1,201	$1,171
FW5582921.SRDUP, 19.69%, 7/2/2030 (a)(r)	Upstart	7/07/2025	21,832	21,832	21,443
FW5582941.SRDUP, 31.28%, 7/2/2030 (a)(n)(r)	Upstart	7/07/2025	7,961	7,961	1,236
FW5584382.SRDUP, 32.02%, 7/2/2030 (a)(n)(r)	Upstart	7/07/2025	2,695	2,695	418
FW5584526.SRDUP, 16.73%, 7/2/2028 (a)(n)(r)	Upstart	7/07/2025	2,337	2,337	363
FW5585756.SRDUP, 28.77%, 7/2/2030 (a)(r)	Upstart	7/07/2025	4,023	4,023	3,726
L3265831.SRDUP, 23.14%, 7/20/2027 (a)(r)	Upstart	7/25/2022	551	551	556
L3279284.SRDUP, 24.40%, 7/20/2027 (a)(r)	Upstart	7/25/2022	820	820	826
L3282815.SRDUP, 20.86%, 7/18/2027 (a)(r)	Upstart	7/21/2022	2,440	2,440	2,438
L3290939.SRDUP, 16.53%, 12/19/2027 (a)(n)(r)	Upstart	7/22/2022	13,870	13,870	13,828
L3291096.SRDUP, 23.75%, 7/19/2027 (a)(r)	Upstart	7/22/2022	443	443	449
L3291098.SRDUP, 19.78%, 7/18/2027 (a)(r)	Upstart	7/21/2022	1,535	1,535	1,553
L3291148.SRDUP, 14.82%, 7/19/2027 (a)(r)	Upstart	7/22/2022	1,293	1,293	1,290
L3291615.SRDUP, 24.31%, 7/19/2027 (a)(r)	Upstart	7/22/2022	596	596	603
L3291691.SRDUP, 13.34%, 7/19/2027 (a)(n)(r)	Upstart	7/22/2022	3,117	3,117	404
L3291740.SRDUP, 23.24%, 7/19/2027 (a)(r)	Upstart	7/22/2022	5,135	5,135	5,173
L3291813.SRDUP, 24.20%, 8/1/2027 (a)(n)(r)	Upstart	7/22/2022	1,738	1,738	1,752
L3291872.SRDUP, 23.71%, 7/19/2027 (a)(r)	Upstart	7/22/2022	2,337	2,337	2,354
L3292091.SRDUP, 9.84%, 7/19/2027 (a)(r)	Upstart	7/22/2022	2,384	2,384	2,374
L3292141.SRDUP, 14.93%, 7/19/2027 (a)(n)(r)	Upstart	7/22/2022	6,297	6,297	6,268
L3292188.SRDUP, 24.20%, 7/19/2027 (a)(r)	Upstart	7/22/2022	558	558	562
L3292269.SRDUP, 21.49%, 7/19/2027 (a)(r)	Upstart	7/22/2022	2,862	2,862	2,897
L3292286.SRDUP, 21.53%, 7/19/2027 (a)(r)	Upstart	7/22/2022	4,428	4,428	4,482
L3292493.SRDUP, 18.76%, 7/19/2027 (a)(r)	Upstart	7/22/2022	405	405	404
L3292501.SRDUP, 17.83%, 7/19/2027 (a)(r)	Upstart	7/22/2022	9,415	9,415	9,392
L3292511.SRDUP, 23.98%, 7/19/2027 (a)(r)	Upstart	7/22/2022	3,805	3,805	3,835
L3292538.SRDUP, 13.06%, 12/19/2027 (a)(n)(r)	Upstart	7/22/2022	2,207	2,215	2,086
L3292688.SRDUP, 24.20%, 12/19/2027 (a)(n)(r)	Upstart	7/22/2022	1,180	1,180	101
L3294888.SRDUP, 21.11%, 7/20/2027 (a)(r)	Upstart	7/25/2022	817	817	827
L3295171.SRDUP, 20.62%, 7/20/2027 (a)(r)	Upstart	7/25/2022	706	706	704
L3295187.SRDUP, 21.54%, 12/20/2027 (a)(n)(r)	Upstart	7/25/2022	1,285	1,285	1,304
L3295314.SRDUP, 15.36%, 7/20/2027 (a)(r)	Upstart	7/25/2022	3,260	3,260	3,253
L3295527.SRDUP, 11.77%, 7/21/2027 (a)(r)	Upstart	7/26/2022	4,924	4,924	4,904
L3295635.SRDUP, 22.54%, 7/22/2027 (a)(n)(r)	Upstart	7/25/2022	8,113	8,113	8,176
L3295719.SRDUP, 21.80%, 7/20/2027 (a)(r)	Upstart	7/25/2022	575	575	582
L3295754.SRDUP, 18.51%, 7/20/2027 (a)(n)(r)	Upstart	7/25/2022	14,144	14,144	2,195
L3296144.SRDUP, 24.09%, 7/26/2027 (a)(r)	Upstart	7/25/2022	744	744	752
L3296260.SRDUP, 24.28%, 7/20/2027 (a)(n)(r)	Upstart	7/25/2022	870	870	300
L3296889.SRDUP, 9.69%, 8/2/2027 (a)(n)(r)	Upstart	8/05/2022	3,164	3,100	3,147
L3297380.SRDUP, 20.18%, 7/21/2027 (a)(r)	Upstart	7/26/2022	421	421	426
L3298280.SRDUP, 16.01%, 1/21/2028 (a)(n)(r)	Upstart	7/26/2022	4,521	4,537	702
L3298301.SRDUP, 21.46%, 7/21/2027 (a)(r)	Upstart	7/26/2022	2,002	2,002	2,018
L3298313.SRDUP, 22.74%, 12/21/2027 (a)(n)(r)	Upstart	7/26/2022	3,958	3,958	614
L3298342.SRDUP, 21.97%, 1/1/2028 (a)(n)(r)	Upstart	7/26/2022	18,811	18,811	5,783
L3298404.SRDUP, 23.97%, 7/21/2027 (a)(r)	Upstart	7/26/2022	519	519	526
L3298433.SRDUP, 18.50%, 7/21/2027 (a)(r)	Upstart	7/26/2022	1,026	1,026	1,024
L3298584.SRDUP, 16.45%, 7/21/2027 (a)(n)(r)	Upstart	7/26/2022	2,491	2,491	387
L3298608.SRDUP, 13.55%, 7/21/2027 (a)(n)(r)	Upstart	7/26/2022	635	635	632
L3298614.SRDUP, 12.12%, 7/27/2027 (a)(r)	Upstart	7/26/2022	4,647	4,647	4,628
L3298658.SRDUP, 17.40%, 7/21/2027 (a)(r)	Upstart	7/26/2022	3,197	3,197	3,191
L3298677.SRDUP, 15.73%, 7/21/2027 (a)(r)	Upstart	7/26/2022	2,622	2,622	2,618
L3298680.SRDUP, 14.00%, 7/21/2027 (a)(r)	Upstart	7/26/2022	1,086	1,086	1,084

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

118	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
L3301225.SRDUP, 12.79%, 8/3/2027 (a)(r)	Upstart	8/08/2022	$663	$657	$659
L3301939.SRDUP, 23.78%, 7/22/2027 (a)(r)	Upstart	7/27/2022	629	629	631
L3302433.SRDUP, 24.09%, 7/22/2027 (a)(r)	Upstart	7/27/2022	743	743	752
L3303191.SRDUP, 16.68%, 12/22/2027 (a)(n)(r)	Upstart	7/27/2022	8,405	8,405	7,958
L3303535.SRDUP, 12.58%, 7/26/2027 (a)(r)	Upstart	7/29/2022	3,896	3,900	3,883
L3304210.SRDUP, 20.61%, 8/9/2027 (a)(n)(r)	Upstart	7/28/2022	1,862	1,862	1,890
L3304312.SRDUP, 15.67%, 7/25/2027 (a)(r)	Upstart	7/28/2022	2,095	2,095	2,093
L3304489.SRDUP, 24.35%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	2,974	2,974	477
L3304576.SRDUP, 22.93%, 1/10/2028 (a)(n)(r)	Upstart	7/28/2022	3,350	3,350	3,405
L3304592.SRDUP, 21.37%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	3,172	3,172	3,218
L3304611.SRDUP, 24.36%, 12/25/2027 (a)(n)(r)	Upstart	7/28/2022	4,425	4,425	921
L3304669.SRDUP, 18.76%, 7/25/2027 (a)(r)	Upstart	7/28/2022	1,717	1,717	1,715
L3304867.SRDUP, 21.38%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	1,123	1,123	1,127
L3304898.SRDUP, 19.25%, 7/25/2027 (a)(r)	Upstart	7/28/2022	18	18	18
L3304935.SRDUP, 12.34%, 7/25/2027 (a)(r)	Upstart	7/28/2022	1,740	1,740	1,733
L3304999.SRDUP, 24.11%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	2,081	2,081	223
L3305031.SRDUP, 24.40%, 7/25/2027 (a)(r)	Upstart	7/28/2022	1,455	1,455	1,468
L3305149.SRDUP, 12.10%, 7/25/2027 (a)(r)	Upstart	7/28/2022	2,080	2,083	2,073
L3305233.SRDUP, 14.86%, 12/25/2027 (a)(n)(r)	Upstart	7/28/2022	7,027	7,027	7,004
L3305259.SRDUP, 24.21%, 12/25/2027 (a)(n)(r)	Upstart	7/28/2022	1,331	1,336	411
L3305316.SRDUP, 24.05%, 7/25/2027 (a)(r)	Upstart	7/28/2022	408	408	412
L3305321.SRDUP, 21.67%, 7/25/2027 (a)(r)	Upstart	7/28/2022	2,931	2,931	2,969
L3305582.SRDUP, 11.14%, 7/25/2027 (a)(r)	Upstart	7/28/2022	1,066	1,066	1,062
L3305584.SRDUP, 15.57%, 7/25/2027 (a)(n)(r)	Upstart	7/28/2022	16,657	16,657	16,637
L3305587.SRDUP, 24.27%, 5/25/2028 (a)(n)(r)	Upstart	7/28/2022	1,629	1,629	1,647
L3305645.SRDUP, 11.17%, 7/25/2027 (a)(r)	Upstart	7/28/2022	2,437	2,437	2,429
L3309449.SRDUP, 14.45%, 7/26/2027 (a)(r)	Upstart	7/29/2022	1,092	1,092	1,091
L3309530.SRDUP, 23.84%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	2,122	2,122	472
L3309580.SRDUP, 24.06%, 7/26/2027 (a)(r)	Upstart	7/29/2022	854	854	862
L3309588.SRDUP, 15.02%, 7/26/2027 (a)(r)	Upstart	7/29/2022	4,994	4,994	4,990
L3309665.SRDUP, 12.61%, 7/26/2027 (a)(r)	Upstart	7/29/2022	2,606	2,606	2,597
L3309713.SRDUP, 15.54%, 7/26/2027 (a)(r)	Upstart	7/29/2022	1,883	1,883	1,881
L3309767.SRDUP, 13.33%, 7/26/2027 (a)(r)	Upstart	7/29/2022	3,711	3,711	3,708
L3309888.SRDUP, 15.74%, 7/26/2027 (a)(r)	Upstart	7/29/2022	1,778	1,778	1,777
L3310016.SRDUP, 17.41%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	2,437	2,437	2,435
L3310076.SRDUP, 14.52%, 7/26/2027 (a)(n)(r)	Upstart	7/29/2022	2,578	2,578	2,575
L3310657.SRDUP, 24.27%, 7/26/2027 (a)(r)	Upstart	7/29/2022	1,229	1,229	1,241
L3310701.SRDUP, 21.37%, 12/26/2027 (a)(n)(r)	Upstart	7/29/2022	9,727	9,727	9,842
L3310741.SRDUP, 24.19%, 12/26/2027 (a)(n)(r)	Upstart	7/29/2022	2,019	2,019	313
L3310766.SRDUP, 20.52%, 7/26/2027 (a)(r)	Upstart	7/29/2022	11,223	11,223	11,378
L3311095.SRDUP, 24.39%, 7/27/2027 (a)(r)	Upstart	8/01/2022	1,977	1,977	1,997
L3312110.SRDUP, 16.75%, 7/27/2027 (a)(r)	Upstart	8/01/2022	16,168	16,168	16,158
L3312122.SRDUP, 13.66%, 7/27/2027 (a)(r)	Upstart	8/01/2022	2,442	2,442	2,440
L3312241.SRDUP, 19.65%, 7/27/2027 (a)(r)	Upstart	8/01/2022	2,436	2,436	2,473
L3312274.SRDUP, 24.26%, 7/27/2027 (a)(n)(r)	Upstart	8/01/2022	777	777	121
L3312292.SRDUP, 19.30%, 7/27/2027 (a)(r)	Upstart	8/01/2022	7,272	7,272	7,265
L3312295.SRDUP, 15.02%, 7/27/2027 (a)(r)	Upstart	8/01/2022	4,808	4,808	4,805
L3312347.SRDUP, 12.73%, 7/27/2027 (a)(n)(r)	Upstart	8/01/2022	3,152	3,152	3,141
L3312488.SRDUP, 21.64%, 7/27/2027 (a)(r)	Upstart	8/01/2022	5,380	5,380	5,436
L3312490.SRDUP, 16.86%, 7/27/2027 (a)(r)	Upstart	8/01/2022	3,995	3,995	3,993
L3312509.SRDUP, 16.96%, 7/27/2027 (a)(r)	Upstart	8/01/2022	1,169	1,169	1,168
L3312518.SRDUP, 20.84%, 7/27/2027 (a)(r)	Upstart	8/01/2022	1,947	1,947	1,971

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	119

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
L3312563.SRDUP, 24.35%, 7/27/2027 (a)(r)	Upstart	8/01/2022	$896	$896	$905
L3312566.SRDUP, 24.23%, 7/27/2027 (a)(n)(r)	Upstart	8/01/2022	1,954	1,954	1,983
L3312670.SRDUP, 14.56%, 7/27/2027 (a)(r)	Upstart	8/01/2022	2,196	2,196	2,188
L3319799.SRDUP, 23.94%, 8/1/2027 (a)(r)	Upstart	8/04/2022	898	888	901
L3319824.SRDUP, 21.32%, 8/1/2027 (a)(r)	Upstart	8/04/2022	2,034	2,012	2,048
L3319826.SRDUP, 15.29%, 8/1/2027 (a)(r)	Upstart	8/04/2022	5,302	5,250	5,270
L3319874.SRDUP, 21.05%, 4/1/2028 (a)(n)(r)	Upstart	8/04/2022	1,616	1,568	883
L3319888.SRDUP, 22.24%, 8/1/2027 (a)(r)	Upstart	8/04/2022	954	943	955
L3319940.SRDUP, 16.69%, 8/1/2027 (a)(r)	Upstart	8/04/2022	14,920	14,769	14,830
L3319949.SRDUP, 20.19%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	4,544	4,429	4,516
L3319952.SRDUP, 24.13%, 8/1/2027 (a)(r)	Upstart	8/04/2022	587	580	591
L3320122.SRDUP, 9.83%, 8/1/2027 (a)(r)	Upstart	8/04/2022	15,806	15,680	15,721
L3320129.SRDUP, 24.19%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	1,137	1,117	1,138
L3320133.SRDUP, 20.46%, 1/1/2028 (a)(r)	Upstart	8/04/2022	5,832	5,745	5,880
L3320167.SRDUP, 19.44%, 8/1/2027 (a)(r)	Upstart	8/04/2022	1,247	1,235	1,256
L3320181.SRDUP, 24.06%, 8/4/2027 (a)(n)(r)	Upstart	8/04/2022	4,069	3,947	632
L3320197.SRDUP, 15.02%, 8/1/2027 (a)(r)	Upstart	8/04/2022	7,996	7,917	7,949
L3320212.SRDUP, 18.66%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	5,271	5,113	818
L3320219.SRDUP, 22.72%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	3,370	3,332	3,370
L3320275.SRDUP, 12.92%, 8/1/2027 (a)(r)	Upstart	8/04/2022	1,130	1,120	1,123
L3320277.SRDUP, 24.37%, 8/1/2027 (a)(r)	Upstart	8/04/2022	2,121	2,097	2,135
L3320281.SRDUP, 20.67%, 1/1/2028 (a)(n)(r)	Upstart	8/04/2022	10,394	10,083	10,322
L3320357.SRDUP, 11.47%, 8/1/2027 (a)(r)	Upstart	8/04/2022	821	813	816
L3320380.SRDUP, 16.07%, 8/1/2027 (a)(n)(r)	Upstart	8/04/2022	6,403	6,339	6,364
L3321962.SRDUP, 24.06%, 8/2/2027 (a)(r)	Upstart	8/05/2022	665	657	666
L3322357.SRDUP, 24.17%, 8/2/2027 (a)(r)	Upstart	8/05/2022	431	426	432
L3324226.SRDUP, 22.84%, 8/3/2027 (a)(r)	Upstart	8/08/2022	420	415	421
L3324468.SRDUP, 20.96%, 8/3/2027 (a)(r)	Upstart	8/08/2022	6,936	6,861	6,953
L3324749.SRDUP, 19.07%, 8/2/2027 (a)(r)	Upstart	8/05/2022	2,468	2,394	2,486
L3324977.SRDUP, 24.10%, 8/2/2027 (a)(n)(r)	Upstart	8/05/2022	1,492	1,475	1,494
L3324988.SRDUP, 15.03%, 8/2/2027 (a)(r)	Upstart	8/05/2022	1,381	1,368	1,373
L3325038.SRDUP, 15.67%, 6/2/2026 (a)(r)	Upstart	8/05/2022	341	341	339
L3325121.SRDUP, 23.95%, 8/2/2027 (a)(r)	Upstart	8/05/2022	586	579	588
L3325164.SRDUP, 15.51%, 8/2/2027 (a)(r)	Upstart	8/05/2022	3,459	3,425	3,439
L3325178.SRDUP, 21.55%, 8/2/2027 (a)(r)	Upstart	8/05/2022	2,457	2,433	2,462
L3325187.SRDUP, 16.96%, 8/2/2027 (a)(r)	Upstart	8/05/2022	1,109	1,098	1,103
L3325231.SRDUP, 24.33%, 8/2/2027 (a)(r)	Upstart	8/05/2022	1,688	1,669	1,694
L3325286.SRDUP, 12.54%, 8/2/2027 (a)(r)	Upstart	8/05/2022	1,982	1,963	1,969
L3325289.SRDUP, 13.13%, 8/2/2027 (a)(r)	Upstart	8/05/2022	3,335	3,303	3,314
L3325310.SRDUP, 23.46%, 8/2/2027 (a)(r)	Upstart	8/05/2022	1,250	1,237	1,250
L3325345.SRDUP, 13.12%, 8/2/2027 (a)(r)	Upstart	8/05/2022	504	500	501
L3325407.SRDUP, 13.43%, 8/2/2027 (a)(r)	Upstart	8/05/2022	1,675	1,659	1,664
L3325413.SRDUP, 24.29%, 8/2/2027 (a)(r)	Upstart	8/05/2022	1,099	1,087	1,101
L3325559.SRDUP, 20.27%, 8/2/2027 (a)(r)	Upstart	8/05/2022	1,016	1,005	1,022
L3325602.SRDUP, 24.01%, 8/2/2027 (a)(r)	Upstart	8/05/2022	427	422	426
L3325657.SRDUP, 22.31%, 8/2/2027 (a)(r)	Upstart	8/05/2022	6,684	6,610	6,696
L3325658.SRDUP, 17.45%, 8/2/2027 (a)(r)	Upstart	8/05/2022	3,670	3,633	3,649
L3325663.SRDUP, 23.60%, 8/2/2027 (a)(r)	Upstart	8/05/2022	2,340	2,315	2,333
L3325691.SRDUP, 9.81%, 8/2/2027 (a)(n)(r)	Upstart	8/05/2022	8,776	8,696	8,729
L3327322.SRDUP, 20.74%, 8/3/2027 (a)(r)	Upstart	8/08/2022	2,091	2,069	2,107
L3327539.SRDUP, 20.36%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	4,471	4,369	4,505
L3327884.SRDUP, 17.23%, 8/3/2027 (a)(r)	Upstart	8/08/2022	3,904	3,864	3,881

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

120	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
L3327969.SRDUP, 21.69%, 8/3/2027 (a)(r)	Upstart	8/08/2022	$1,212	$1,199	$1,215
L3327996.SRDUP, 18.13%, 8/3/2027 (a)(r)	Upstart	8/08/2022	1,619	1,602	1,610
L3328160.SRDUP, 21.82%, 8/3/2027 (a)(r)	Upstart	8/08/2022	3,263	3,227	3,270
L3328221.SRDUP, 24.24%, 8/3/2027 (a)(r)	Upstart	8/08/2022	431	426	432
L3328315.SRDUP, 23.97%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	3,911	3,794	816
L3328360.SRDUP, 20.13%, 8/3/2027 (a)(r)	Upstart	8/08/2022	1,629	1,612	1,642
L3328499.SRDUP, 24.16%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	991	961	154
L3328509.SRDUP, 17.07%, 1/5/2028 (a)(r)	Upstart	8/10/2022	2,647	2,610	2,631
L3328586.SRDUP, 17.20%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	2,111	2,074	2,100
L3328771.SRDUP, 19.34%, 8/3/2027 (a)(r)	Upstart	8/08/2022	2,012	1,991	2,001
L3328781.SRDUP, 12.12%, 6/3/2028 (a)(n)(r)	Upstart	8/08/2022	2,897	2,811	1,704
L3328810.SRDUP, 22.40%, 8/3/2027 (a)(r)	Upstart	8/08/2022	650	643	651
L3329055.SRDUP, 14.86%, 1/3/2028 (a)(n)(r)	Upstart	8/08/2022	4,219	4,094	2,596
L3329098.SRDUP, 14.93%, 8/15/2027 (a)(r)	Upstart	8/08/2022	3,444	3,409	3,424
L3329108.SRDUP, 21.00%, 8/3/2027 (a)(r)	Upstart	8/08/2022	450	445	447
L3329112.SRDUP, 24.32%, 8/3/2027 (a)(n)(r)	Upstart	8/08/2022	1,749	1,701	1,752
L3329189.SRDUP, 24.16%, 8/15/2027 (a)(r)	Upstart	8/08/2022	1,815	1,796	1,819
L3330225.SRDUP, 23.90%, 8/4/2027 (a)(r)	Upstart	8/09/2022	469	463	472
L3330321.SRDUP, 17.99%, 8/4/2027 (a)(n)(r)	Upstart	8/09/2022	4,854	4,741	4,828
L3330502.SRDUP, 10.16%, 8/4/2027 (a)(r)	Upstart	8/09/2022	4,134	4,096	4,113
L3331070.SRDUP, 20.95%, 8/4/2027 (a)(n)(r)	Upstart	8/09/2022	477	472	480
L3331127.SRDUP, 21.27%, 8/4/2027 (a)(n)(r)	Upstart	8/09/2022	449	444	452
L3331188.SRDUP, 23.41%, 8/4/2027 (a)(n)(r)	Upstart	8/09/2022	778	769	784
L3331252.SRDUP, 24.39%, 8/8/2027 (a)(n)(r)	Upstart	8/09/2022	1,779	1,759	1,783
L3331262.SRDUP, 24.06%, 8/4/2027 (a)(r)	Upstart	8/09/2022	284	280	284
L3331276.SRDUP, 23.86%, 8/4/2027 (a)(n)(r)	Upstart	8/09/2022	676	656	142
L3331514.SRDUP, 22.63%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,305	1,290	1,315
L3331686.SRDUP, 14.06%, 8/4/2027 (a)(r)	Upstart	8/09/2022	3,719	3,683	3,700
L3331693.SRDUP, 22.32%, 8/4/2027 (a)(r)	Upstart	8/09/2022	2,674	2,644	2,681
L3331769.SRDUP, 21.48%, 8/4/2027 (a)(r)	Upstart	8/09/2022	5,603	5,542	5,571
L3331966.SRDUP, 23.20%, 1/8/2028 (a)(n)(r)	Upstart	8/11/2022	2,271	2,203	352
L3332024.SRDUP, 20.29%, 8/4/2027 (a)(r)	Upstart	8/09/2022	372	368	369
L3332058.SRDUP, 15.34%, 8/4/2027 (a)(n)(r)	Upstart	8/09/2022	1,711	1,694	1,702
L3332224.SRDUP, 23.74%, 8/4/2027 (a)(r)	Upstart	8/09/2022	506	501	508
L3332231.SRDUP, 12.99%, 8/4/2027 (a)(r)	Upstart	8/09/2022	765	758	760
L3332282.SRDUP, 24.25%, 8/4/2027 (a)(r)	Upstart	8/09/2022	470	465	468
L3332323.SRDUP, 24.15%, 8/4/2027 (a)(r)	Upstart	8/09/2022	1,018	1,006	1,020
L3332416.SRDUP, 24.21%, 8/4/2027 (a)(r)	Upstart	8/09/2022	784	775	786
L3333526.SRDUP, 16.48%, 8/5/2027 (a)(r)	Upstart	8/10/2022	772	764	768
L3334163.SRDUP, 23.85%, 8/5/2027 (a)(r)	Upstart	8/10/2022	585	579	587
L3334276.SRDUP, 13.91%, 8/5/2027 (a)(r)	Upstart	8/10/2022	4,049	4,010	4,025
L3334336.SRDUP, 24.24%, 6/15/2028 (a)(n)(r)	Upstart	8/10/2022	3,375	3,274	524
L3334497.SRDUP, 17.06%, 8/5/2027 (a)(r)	Upstart	8/10/2022	2,479	2,454	2,466
L3334522.SRDUP, 22.20%, 8/5/2027 (a)(n)(r)	Upstart	8/10/2022	895	872	897
L3334644.SRDUP, 16.25%, 8/5/2027 (a)(n)(r)	Upstart	8/10/2022	5,599	5,431	1,829
L3334780.SRDUP, 13.56%, 8/5/2027 (a)(n)(r)	Upstart	8/10/2022	17,965	17,433	10,803
L3334786.SRDUP, 16.68%, 8/6/2027 (a)(r)	Upstart	8/10/2022	2,641	2,614	2,627
L3334820.SRDUP, 24.32%, 8/5/2027 (a)(r)	Upstart	8/10/2022	1,334	1,319	1,338
L3334967.SRDUP, 21.24%, 8/5/2027 (a)(r)	Upstart	8/10/2022	5,758	5,695	5,774
L3335041.SRDUP, 24.28%, 1/5/2028 (a)(n)(r)	Upstart	8/10/2022	1,287	1,255	1,293
L3335049.SRDUP, 24.35%, 8/5/2027 (a)(r)	Upstart	8/10/2022	942	932	950
L3335154.SRDUP, 19.62%, 8/5/2027 (a)(r)	Upstart	8/10/2022	845	836	852

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	121

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
L3335157.SRDUP, 15.14%, 1/5/2028 (a)(n)(r)	Upstart	8/10/2022	$8,060	$7,955	$8,013
L3335206.SRDUP, 11.89%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	8,830	8,721	8,783
L3335255.SRDUP, 15.93%, 8/5/2027 (a)(r)	Upstart	8/10/2022	1,044	1,033	1,038
L3335274.SRDUP, 19.94%, 1/5/2028 (a)(n)(r)	Upstart	8/10/2022	8,894	8,762	8,840
L3335309.SRDUP, 21.34%, 8/5/2027 (a)(r)	Upstart	8/10/2022	376	372	380
L3335328.SRDUP, 22.19%, 8/5/2027 (a)(r)	Upstart	8/10/2022	5,721	5,657	5,767
L3335330.SRDUP, 12.79%, 8/5/2027 (a)(r)	Upstart	8/10/2022	1,658	1,643	1,648
L3335372.SRDUP, 12.85%, 8/5/2027 (a)(n)(r)	Upstart	8/10/2022	5,617	5,563	5,583
L3336587.SRDUP, 24.41%, 8/8/2027 (a)(r)	Upstart	8/11/2022	433	428	434
L3336591.SRDUP, 18.08%, 9/1/2027 (a)(n)(r)	Upstart	8/11/2022	3,202	3,171	3,186
L3336614.SRDUP, 24.39%, 8/8/2027 (a)(r)	Upstart	8/11/2022	2,269	2,243	2,274
L3336615.SRDUP, 24.37%, 8/8/2027 (a)(r)	Upstart	8/11/2022	674	667	677
L3336630.SRDUP, 14.29%, 8/8/2027 (a)(r)	Upstart	8/11/2022	1,339	1,326	1,333
L3336754.SRDUP, 23.89%, 8/8/2027 (a)(r)	Upstart	8/11/2022	312	308	313
L3336939.SRDUP, 24.36%, 8/8/2027 (a)(n)(r)	Upstart	8/11/2022	1,004	974	635
L3337038.SRDUP, 13.11%, 8/8/2027 (a)(r)	Upstart	8/11/2022	500	495	497
L3337137.SRDUP, 22.45%, 8/10/2027 (a)(r)	Upstart	8/11/2022	1,416	1,402	1,422
L3337164.SRDUP, 13.34%, 8/8/2027 (a)(r)	Upstart	8/11/2022	10,368	10,267	10,320
L3337180.SRDUP, 21.63%, 8/8/2027 (a)(r)	Upstart	8/11/2022	7,313	7,232	7,378
L3337218.SRDUP, 23.75%, 8/8/2027 (a)(n)(r)	Upstart	8/11/2022	2,327	2,257	1,477
L3337320.SRDUP, 24.31%, 8/15/2027 (a)(r)	Upstart	8/11/2022	1,744	1,713	1,756
L3337328.SRDUP, 18.14%, 8/8/2027 (a)(r)	Upstart	8/11/2022	2,159	2,136	2,148
L3337445.SRDUP, 24.26%, 8/8/2027 (a)(r)	Upstart	8/11/2022	457	452	459
L3337519.SRDUP, 24.31%, 8/8/2027 (a)(r)	Upstart	8/11/2022	1,342	1,323	1,347
L3337620.SRDUP, 24.38%, 8/8/2027 (a)(n)(r)	Upstart	8/11/2022	7,301	7,217	7,328
L3337668.SRDUP, 18.62%, 6/23/2028 (a)(n)(r)	Upstart	8/11/2022	1,370	1,330	1,364
L3337769.SRDUP, 24.32%, 8/8/2027 (a)(r)	Upstart	8/11/2022	6,475	6,400	6,440
L3337835.SRDUP, 14.20%, 8/8/2027 (a)(r)	Upstart	8/11/2022	2,345	2,322	2,335
L3337906.SRDUP, 16.31%, 8/8/2027 (a)(r)	Upstart	8/11/2022	3,816	3,774	3,798
L3337947.SRDUP, 17.32%, 1/8/2028 (a)(n)(r)	Upstart	8/11/2022	1,765	1,716	1,755
L3338050.SRDUP, 24.22%, 8/8/2027 (a)(n)(r)	Upstart	8/11/2022	565	551	571
L3340632.SRDUP, 17.80%, 8/19/2027 (a)(r)	Upstart	8/12/2022	9,357	9,257	9,314
L3340846.SRDUP, 14.80%, 8/9/2027 (a)(r)	Upstart	8/12/2022	5,130	5,079	5,107
L3341749.SRDUP, 17.51%, 8/24/2027 (a)(n)(r)	Upstart	8/12/2022	2,883	2,798	2,870
L3341816.SRDUP, 20.30%, 1/16/2028 (a)(n)(r)	Upstart	8/12/2022	15,501	15,083	14,963
L3341825.SRDUP, 13.75%, 8/9/2027 (a)(r)	Upstart	8/12/2022	1,313	1,301	1,307
L3341955.SRDUP, 24.40%, 8/9/2027 (a)(r)	Upstart	8/12/2022	861	851	861
L3342073.SRDUP, 23.36%, 8/9/2027 (a)(r)	Upstart	8/12/2022	658	651	661
L3342120.SRDUP, 21.37%, 8/9/2025 (a)(n)(r)(s)	Upstart	8/12/2022	353	342	55
L3342129.SRDUP, 22.43%, 8/9/2027 (a)(r)	Upstart	8/12/2022	3,824	3,781	3,841
L3342154.SRDUP, 21.88%, 8/9/2027 (a)(r)	Upstart	8/12/2022	1,071	1,059	1,072
L3342196.SRDUP, 22.70%, 8/9/2027 (a)(r)	Upstart	8/12/2022	1,877	1,856	1,882
L3342241.SRDUP, 24.40%, 8/9/2027 (a)(r)	Upstart	8/12/2022	2,162	2,137	2,171
L3342287.SRDUP, 22.66%, 8/9/2027 (a)(n)(r)	Upstart	8/12/2022	2,260	2,220	2,281
L3342349.SRDUP, 12.04%, 8/9/2027 (a)(r)	Upstart	8/12/2022	1,441	1,428	1,434
L3342369.SRDUP, 18.65%, 8/9/2027 (a)(n)(r)	Upstart	8/12/2022	4,079	3,984	4,060
L3342371.SRDUP, 13.72%, 8/9/2027 (a)(r)	Upstart	8/12/2022	338	334	336
L3342459.SRDUP, 24.34%, 8/9/2027 (a)(n)(r)	Upstart	8/12/2022	5,396	5,235	838
L3342477.SRDUP, 23.12%, 8/9/2027 (a)(n)(r)	Upstart	8/12/2022	1,282	1,244	427
L3342485.SRDUP, 24.31%, 8/9/2027 (a)(r)	Upstart	8/12/2022	942	931	946
L3342537.SRDUP, 24.33%, 8/9/2027 (a)(n)(r)	Upstart	8/12/2022	965	955	969
L3342549.SRDUP, 17.64%, 8/9/2027 (a)(r)	Upstart	8/12/2022	538	533	536

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

122	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
L3342573.SRDUP, 24.37%, 8/24/2027 (a)(r)	Upstart	8/12/2022	$2,262	$2,235	$2,272
L3342908.SRDUP, 11.90%, 8/10/2027 (a)(r)	Upstart	8/15/2022	2,854	2,827	2,842
L3343140.SRDUP, 19.76%, 8/10/2027 (a)(r)	Upstart	8/15/2022	3,382	3,345	3,415
L3344380.SRDUP, 15.30%, 8/10/2027 (a)(r)	Upstart	8/15/2022	6,206	6,143	6,179
L3344403.SRDUP, 22.37%, 8/10/2027 (a)(r)	Upstart	8/15/2022	764	756	768
L3344676.SRDUP, 24.00%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	12,681	12,362	12,743
L3344681.SRDUP, 15.35%, 8/10/2027 (a)(r)	Upstart	8/15/2022	5,691	5,641	5,667
L3344812.SRDUP, 10.51%, 8/10/2027 (a)(r)	Upstart	8/15/2022	6,393	6,333	6,361
L3344994.SRDUP, 13.24%, 1/10/2028 (a)(n)(r)	Upstart	8/15/2022	3,527	3,443	3,511
L3345081.SRDUP, 24.33%, 8/10/2027 (a)(n)(r)	Upstart	8/15/2022	2,890	2,804	1,988
L3391202.SRDUP, 16.98%, 9/11/2027 (a)(n)(r)	Upstart	9/07/2022	2,622	2,593	2,605
L3391321.SRDUP, 15.58%, 9/1/2027 (a)(r)	Upstart	9/07/2022	438	433	435
L3391351.SRDUP, 21.08%, 9/11/2027 (a)(r)	Upstart	9/07/2022	1,775	1,754	1,779
L3391362.SRDUP, 14.36%, 9/1/2027 (a)(n)(r)	Upstart	9/07/2022	17,409	17,228	17,301
L3391407.SRDUP, 14.42%, 9/26/2027 (a)(n)(r)	Upstart	9/07/2022	4,371	4,263	4,345
L3391411.SRDUP, 25.21%, 9/1/2027 (a)(r)	Upstart	9/07/2022	417	412	418
L3391489.SRDUP, 23.36%, 9/1/2027 (a)(n)(r)	Upstart	9/07/2022	2,768	2,692	2,774
L3391572.SRDUP, 17.31%, 9/1/2027 (a)(n)(r)	Upstart	9/07/2022	7,535	7,316	7,487
L3391613.SRDUP, 28.33%, 9/1/2027 (a)(r)	Upstart	9/07/2022	2,255	2,226	2,264
L3391617.SRDUP, 22.34%, 9/1/2027 (a)(r)	Upstart	9/07/2022	106	105	105
L3391640.SRDUP, 12.14%, 9/1/2027 (a)(r)	Upstart	9/07/2022	10,401	10,297	10,332
L3391974.SRDUP, 26.50%, 9/1/2027 (a)(r)	Upstart	9/07/2022	724	716	727
L3392189.SRDUP, 11.72%, 9/1/2027 (a)(r)	Upstart	9/07/2022	7,989	7,910	7,939
L3392406.SRDUP, 14.33%, 9/2/2027 (a)(r)	Upstart	9/08/2022	3,585	3,548	3,564
L3393918.SRDUP, 13.27%, 9/16/2027 (a)(r)	Upstart	9/08/2022	5,119	5,066	5,087
L3394096.SRDUP, 14.19%, 9/2/2027 (a)(r)	Upstart	9/08/2022	234	232	233
L3394367.SRDUP, 18.49%, 9/6/2027 (a)(n)(r)	Upstart	9/08/2022	3,834	3,751	3,810
L3394413.SRDUP, 21.88%, 9/2/2027 (a)(r)	Upstart	9/08/2022	3,343	3,304	3,369
L3394467.SRDUP, 28.56%, 9/2/2027 (a)(n)(r)	Upstart	9/08/2022	3,656	3,547	250
L3394493.SRDUP, 25.08%, 2/2/2028 (a)(r)	Upstart	9/08/2022	25,454	25,021	25,655
L3394593.SRDUP, 28.14%, 2/2/2028 (a)(r)	Upstart	9/08/2022	2,824	2,771	2,845
L3394680.SRDUP, 20.76%, 9/2/2027 (a)(r)	Upstart	9/08/2022	4,482	4,431	4,518
L3394784.SRDUP, 13.16%, 9/2/2027 (a)(r)	Upstart	9/08/2022	1,585	1,569	1,575
L3394987.SRDUP, 18.43%, 9/9/2027 (a)(r)	Upstart	9/08/2022	2,025	2,005	2,013
L3401316.SRDUP, 15.39%, 9/6/2027 (a)(n)(r)	Upstart	9/09/2022	4,861	4,715	754
L3401351.SRDUP, 24.79%, 9/6/2027 (a)(r)	Upstart	9/09/2022	8,632	8,527	8,653
L3401534.SRDUP, 28.45%, 9/6/2027 (a)(n)(r)	Upstart	9/09/2022	4,329	4,273	4,335
L3401599.SRDUP, 17.43%, 9/6/2027 (a)(r)	Upstart	9/09/2022	2,851	2,820	2,836
L3402012.SRDUP, 18.24%, 9/6/2027 (a)(r)	Upstart	9/09/2022	916	889	912
L3402023.SRDUP, 14.02%, 9/6/2027 (a)(r)	Upstart	9/09/2022	4,287	4,242	4,265
L3402156.SRDUP, 17.19%, 9/6/2027 (a)(r)	Upstart	9/09/2022	10,280	10,167	10,226
L3402602.SRDUP, 17.98%, 9/6/2027 (a)(r)	Upstart	9/09/2022	5,275	5,217	5,248
L3470030.SRDUP, 16.60%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	3,610	3,556	3,596
L3484826.SRDUP, 16.21%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	19,213	18,636	2,982
L3496979.SRDUP, 10.10%, 10/13/2027 (a)(r)	Upstart	10/18/2022	7,108	7,034	7,075
L3498513.SRDUP, 21.69%, 10/13/2027 (a)(r)	Upstart	10/18/2022	642	634	643
L3499895.SRDUP, 14.94%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	2,289	2,262	2,277
L3499928.SRDUP, 21.59%, 7/13/2026 (a)(n)(r)	Upstart	10/18/2022	17,087	16,575	2,652
L3499960.SRDUP, 18.83%, 10/26/2027 (a)(r)	Upstart	10/18/2022	3,757	3,712	3,741
L3500057.SRDUP, 12.99%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	3,561	3,467	553
L3500157.SRDUP, 18.67%, 10/28/2027 (a)(r)	Upstart	10/18/2022	1,271	1,257	1,265
L3500169.SRDUP, 22.76%, 10/13/2027 (a)(r)	Upstart	10/18/2022	806	796	812

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	123

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
L3500271.SRDUP, 13.28%, 10/13/2027 (a)(r)	Upstart	10/18/2022	$16,444	$16,156	$16,363
L3500371.SRDUP, 18.38%, 10/28/2027 (a)(n)(r)	Upstart	10/18/2022	9,808	9,548	1,522
L3500423.SRDUP, 16.29%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	2,572	2,504	2,447
L3500458.SRDUP, 19.10%, 10/13/2027 (a)(r)	Upstart	10/18/2022	3,234	3,195	3,220
L3500482.SRDUP, 15.02%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	3,795	3,681	1,216
L3500484.SRDUP, 20.57%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	3,930	3,882	3,942
L3500488.SRDUP, 23.52%, 3/13/2028 (a)(n)(r)	Upstart	10/18/2022	10,560	10,243	1,639
L3500563.SRDUP, 14.02%, 10/25/2027 (a)(r)	Upstart	10/18/2022	4,209	4,167	4,194
L3500600.SRDUP, 21.06%, 10/13/2027 (a)(r)	Upstart	10/18/2022	4,152	4,101	4,202
L3500620.SRDUP, 14.71%, 10/13/2027 (a)(r)	Upstart	10/18/2022	6,634	6,560	6,608
L3500652.SRDUP, 10.96%, 10/13/2027 (a)(r)	Upstart	10/18/2022	14,258	14,125	14,188
L3500779.SRDUP, 24.29%, 10/13/2027 (a)(r)	Upstart	10/18/2022	3,031	2,992	3,067
L3500805.SRDUP, 19.56%, 10/28/2027 (a)(r)	Upstart	10/18/2022	1,223	1,200	1,218
L3500820.SRDUP, 24.33%, 10/13/2027 (a)(r)	Upstart	10/18/2022	266	263	265
L3500831.SRDUP, 24.00%, 10/13/2027 (a)(r)	Upstart	10/18/2022	647	639	651
L3500869.SRDUP, 16.64%, 3/13/2028 (a)(n)(r)	Upstart	10/18/2022	907	901	903
L3500906.SRDUP, 17.79%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	3,170	3,132	3,158
L3501018.SRDUP, 10.44%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	3,573	3,507	3,556
L3501070.SRDUP, 24.23%, 10/23/2027 (a)(r)	Upstart	10/18/2022	1,131	1,116	1,138
L3501081.SRDUP, 21.06%, 10/22/2027 (a)(n)(r)	Upstart	10/18/2022	3,715	3,674	3,600
L3501102.SRDUP, 24.28%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,597	2,563	2,622
L3501150.SRDUP, 16.65%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,149	2,092	2,140
L3501266.SRDUP, 23.82%, 10/13/2027 (a)(n)(r)	Upstart	10/18/2022	509	496	493
L3501280.SRDUP, 17.21%, 10/14/2027 (a)(r)	Upstart	10/18/2022	1,748	1,728	1,740
L3537611.SRDUP, 24.04%, 11/1/2027 (a)(r)	Upstart	11/04/2022	571	563	572
L3540203.SRDUP, 24.39%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	453	447	459
L3541799.SRDUP, 15.10%, 11/1/2027 (a)(r)	Upstart	11/04/2022	2,801	2,769	2,784
L3541951.SRDUP, 16.90%, 11/1/2027 (a)(r)	Upstart	11/04/2022	6,154	6,080	6,107
L3541988.SRDUP, 18.94%, 11/1/2027 (a)(r)	Upstart	11/04/2022	1,519	1,500	1,531
L3542151.SRDUP, 17.15%, 11/1/2027 (a)(r)	Upstart	11/04/2022	1,235	1,220	1,225
L3542239.SRDUP, 24.21%, 11/1/2027 (a)(r)	Upstart	11/04/2022	993	980	997
L3542325.SRDUP, 10.23%, 11/1/2027 (a)(n)(r)	Upstart	11/04/2022	6,033	5,945	6,009
L3542473.SRDUP, 16.92%, 11/1/2027 (a)(r)	Upstart	11/04/2022	3,695	3,651	3,667
L3542542.SRDUP, 24.36%, 11/1/2027 (a)(r)	Upstart	11/04/2022	588	580	592
L3542586.SRDUP, 12.21%, 11/1/2027 (a)(r)	Upstart	11/04/2022	1,141	1,116	1,137
L3542686.SRDUP, 22.77%, 11/16/2027 (a)(r)	Upstart	11/07/2022	3,464	3,418	3,479
L3542791.SRDUP, 9.84%, 11/2/2027 (a)(r)	Upstart	11/07/2022	7,306	7,227	7,279
L3542853.SRDUP, 22.93%, 11/2/2027 (a)(n)(r)	Upstart	11/07/2022	3,375	3,332	3,389
L3542868.SRDUP, 22.09%, 11/2/2027 (a)(r)	Upstart	11/07/2022	879	868	883
L3542873.SRDUP, 18.49%, 11/2/2027 (a)(r)	Upstart	11/07/2022	5,705	5,636	5,663
L3542911.SRDUP, 24.36%, 11/2/2027 (a)(r)	Upstart	11/07/2022	2,226	2,197	2,235
L3542922.SRDUP, 21.55%, 11/2/2027 (a)(r)	Upstart	11/07/2022	5,657	5,585	5,699
L3542965.SRDUP, 24.37%, 11/2/2027 (a)(r)	Upstart	11/07/2022	859	848	870
L3543042.SRDUP, 23.93%, 11/2/2027 (a)(n)(r)	Upstart	11/07/2022	2,215	2,178	2,225
L3543084.SRDUP, 21.49%, 11/2/2027 (a)(n)(r)	Upstart	11/07/2022	15,327	14,868	3,291
L3543101.SRDUP, 24.36%, 11/2/2027 (a)(r)	Upstart	11/07/2022	2,126	2,098	2,135
L3543129.SRDUP, 17.95%, 11/2/2027 (a)(r)	Upstart	11/07/2022	10,823	10,692	10,744
L3904726.SRDUP, 21.67%, 8/2/2026 (a)(r)	Upstart	8/07/2023	738	738	732
L3907695.SRDUP, 14.79%, 8/2/2028 (a)(r)	Upstart	8/07/2023	20,061	20,008	19,874
L3909571.SRDUP, 20.41%, 8/2/2028 (a)(r)	Upstart	8/07/2023	10,323	10,294	10,383
L3909780.SRDUP, 14.99%, 8/2/2028 (a)(r)	Upstart	8/07/2023	8,421	8,398	8,342
L3909787.SRDUP, 15.74%, 8/2/2028 (a)(r)	Upstart	8/07/2023	10,313	10,286	10,217

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

124	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
L3909795.SRDUP, 22.37%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	$4,187	$4,170	$4,183
L3909810.SRDUP, 18.39%, 8/2/2026 (a)(r)	Upstart	8/07/2023	491	491	487
L3909816.SRDUP, 16.75%, 8/2/2028 (a)(r)	Upstart	8/07/2023	25,496	25,488	25,257
L3909854.SRDUP, 19.63%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	4,533	4,510	574
L3909858.SRDUP, 16.80%, 8/2/2028 (a)(r)	Upstart	8/07/2023	12,999	12,964	12,875
L3909882.SRDUP, 15.31%, 8/2/2028 (a)(r)	Upstart	8/07/2023	4,320	4,309	4,279
L3909895.SRDUP, 17.79%, 8/2/2028 (a)(r)	Upstart	8/07/2023	9,464	9,460	9,376
L3909902.SRDUP, 15.63%, 8/2/2026 (a)(r)	Upstart	8/07/2023	459	459	456
L3909971.SRDUP, 17.69%, 8/2/2028 (a)(r)	Upstart	8/07/2023	748	746	741
L3909974.SRDUP, 14.89%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,897	1,892	1,881
L3910026.SRDUP, 11.22%, 8/2/2028 (a)(r)	Upstart	8/07/2023	5,886	5,886	5,875
L3910069.SRDUP, 20.20%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	7,393	7,370	7,440
L3910075.SRDUP, 23.01%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	910	907	909
L3910082.SRDUP, 20.84%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,719	1,715	1,731
L3910115.SRDUP, 20.80%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	25,170	25,044	7,377
L3910116.SRDUP, 16.19%, 8/2/2028 (a)(r)	Upstart	8/07/2023	3,965	3,954	3,950
L3910168.SRDUP, 15.33%, 8/2/2026 (a)(n)(r)	Upstart	8/07/2023	952	948	148
L3910172.SRDUP, 22.51%, 8/2/2028 (a)(r)	Upstart	8/07/2023	7,246	7,225	7,289
L3910221.SRDUP, 15.97%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,017	1,014	1,007
L3910229.SRDUP, 19.53%, 8/2/2026 (a)(r)	Upstart	8/07/2023	424	424	420
L3910245.SRDUP, 19.86%, 8/2/2026 (a)(r)	Upstart	8/07/2023	1,070	1,069	1,061
L3910255.SRDUP, 22.07%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	10,574	10,522	2,100
L3910266.SRDUP, 13.67%, 8/2/2028 (a)(r)	Upstart	8/07/2023	26,436	26,367	26,335
L3910282.SRDUP, 14.16%, 6/2/2029 (a)(n)(r)	Upstart	8/07/2023	17,227	17,141	17,182
L3910314.SRDUP, 15.01%, 8/2/2028 (a)(r)	Upstart	8/07/2023	9,216	9,192	9,130
L3910341.SRDUP, 23.13%, 8/2/2028 (a)(r)	Upstart	8/07/2023	2,004	1,998	2,002
L3910568.SRDUP, 15.76%, 8/2/2026 (a)(r)	Upstart	8/07/2023	163	163	162
L3910879.SRDUP, 19.74%, 8/2/2028 (a)(n)(r)	Upstart	8/07/2023	2,055	2,049	2,041
L3910902.SRDUP, 23.29%, 8/2/2028 (a)(r)	Upstart	8/07/2023	669	667	669
L3910924.SRDUP, 24.25%, 8/2/2028 (a)(r)	Upstart	8/07/2023	18,415	18,362	18,398
L3910926.SRDUP, 13.94%, 8/2/2028 (a)(r)	Upstart	8/07/2023	4,422	4,410	4,380
L3910932.SRDUP, 23.28%, 8/2/2028 (a)(r)	Upstart	8/07/2023	1,087	1,084	1,092
L3911143.SRDUP, 12.39%, 8/2/2026 (a)(r)	Upstart	8/07/2023	652	651	649
L3911507.SRDUP, 19.51%, 8/3/2028 (a)(r)	Upstart	8/08/2023	3,341	3,332	3,363
L3911606.SRDUP, 16.00%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,241	1,238	1,230
L3911680.SRDUP, 18.69%, 8/3/2028 (a)(r)	Upstart	8/08/2023	6,630	6,612	6,568
L3911731.SRDUP, 18.13%, 8/3/2028 (a)(n)(r)	Upstart	8/08/2023	13,444	13,407	13,319
L3911757.SRDUP, 14.93%, 8/3/2028 (a)(n)(r)	Upstart	8/08/2023	14,378	14,306	1,538
L3911872.SRDUP, 23.70%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,520	1,519	1,519
L3911885.SRDUP, 14.11%, 8/3/2028 (a)(n)(r)	Upstart	8/08/2023	16,930	16,846	16,774
L3911913.SRDUP, 21.27%, 8/3/2028 (a)(r)	Upstart	8/08/2023	1,193	1,190	1,193
L3911996.SRDUP, 15.89%, 8/3/2028 (a)(r)	Upstart	8/08/2023	15,806	15,764	15,659
L3912392.SRDUP, 11.21%, 8/3/2026 (a)(r)	Upstart	8/08/2023	514	514	512
L3912433.SRDUP, 22.83%, 8/3/2028 (a)(n)(r)	Upstart	8/08/2023	497	496	495
L3912830.SRDUP, 16.89%, 8/3/2028 (a)(r)	Upstart	8/08/2023	27,063	26,990	26,817
L3912847.SRDUP, 14.07%, 8/3/2028 (a)(r)	Upstart	8/08/2023	2,768	2,761	2,743
L3912865.SRDUP, 14.60%, 1/3/2029 (a)(n)(r)	Upstart	8/08/2023	31,001	30,852	30,688
L3912959.SRDUP, 19.42%, 8/3/2028 (a)(r)	Upstart	8/08/2023	2,928	2,920	2,947
L3913166.SRDUP, 23.26%, 1/4/2029 (a)(n)(r)	Upstart	8/09/2023	5,003	4,978	1,468
L3913218.SRDUP, 15.28%, 8/4/2028 (a)(r)	Upstart	8/09/2023	561	559	556
L3913266.SRDUP, 22.60%, 8/4/2028 (a)(r)	Upstart	8/09/2023	3,444	3,434	3,444
L3913271.SRDUP, 22.11%, 1/4/2029 (a)(n)(r)	Upstart	8/09/2023	674	671	674

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	125

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
L3913278.SRDUP, 23.29%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	$2,763	$2,751	$2,761
L3913333.SRDUP, 21.48%, 8/4/2028 (a)(r)	Upstart	8/09/2023	8,967	8,942	9,028
L3913346.SRDUP, 19.98%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	14,664	14,653	14,774
L3913367.SRDUP, 12.13%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	23,131	23,070	23,052
L3913384.SRDUP, 24.07%, 8/4/2028 (a)(r)	Upstart	8/09/2023	3,431	3,414	3,455
L3913394.SRDUP, 21.64%, 1/4/2029 (a)(n)(r)	Upstart	8/09/2023	684	680	687
L3913429.SRDUP, 23.29%, 8/4/2028 (a)(r)	Upstart	8/09/2023	9,685	9,657	9,679
L3913469.SRDUP, 15.92%, 1/4/2029 (a)(n)(r)	Upstart	8/09/2023	733	730	726
L3913486.SRDUP, 23.97%, 8/4/2028 (a)(r)	Upstart	8/09/2023	714	712	719
L3913495.SRDUP, 19.89%, 8/4/2028 (a)(r)	Upstart	8/09/2023	5,455	5,440	5,489
L3913525.SRDUP, 21.45%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	1,380	1,373	1,367
L3913536.SRDUP, 20.53%, 8/4/2028 (a)(r)	Upstart	8/09/2023	5,239	5,235	5,277
L3913545.SRDUP, 15.12%, 8/16/2028 (a)(r)	Upstart	8/09/2023	4,332	4,320	4,293
L3913546.SRDUP, 16.42%, 8/4/2028 (a)(r)	Upstart	8/09/2023	1,357	1,353	1,345
L3913562.SRDUP, 15.96%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	17,973	17,883	2,576
L3913597.SRDUP, 20.95%, 8/4/2028 (a)(r)	Upstart	8/09/2023	10,703	10,673	10,703
L3913850.SRDUP, 18.65%, 8/4/2028 (a)(r)	Upstart	8/09/2023	8,418	8,395	8,342
L3913938.SRDUP, 21.98%, 3/4/2029 (a)(n)(r)	Upstart	8/09/2023	5,673	5,645	881
L3913978.SRDUP, 23.13%, 8/4/2028 (a)(r)	Upstart	8/09/2023	927	924	924
L3914229.SRDUP, 23.26%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	2,571	2,564	2,570
L3914293.SRDUP, 20.60%, 8/4/2028 (a)(n)(r)	Upstart	8/09/2023	829	826	835
L3954127.SRDUP, 24.88%, 9/1/2028 (a)(r)	Upstart	9/07/2023	6,041	6,011	6,077
L3954255.SRDUP, 18.60%, 9/1/2028 (a)(r)	Upstart	9/07/2023	2,691	2,683	2,664
L3954362.SRDUP, 25.45%, 9/1/2028 (a)(r)	Upstart	9/07/2023	1,075	1,072	1,078
L3954459.SRDUP, 22.46%, 9/1/2028 (a)(n)(r)	Upstart	9/07/2023	721	719	720
L3954509.SRDUP, 21.53%, 9/1/2028 (a)(n)(r)	Upstart	9/07/2023	28,027	27,974	28,153
L3954555.SRDUP, 13.54%, 9/1/2028 (a)(r)	Upstart	9/07/2023	94	94	94
L3955689.SRDUP, 21.83%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	1,157	1,157	1,161
L3955810.SRDUP, 16.94%, 9/5/2026 (a)(r)	Upstart	9/08/2023	588	587	582
L3955835.SRDUP, 23.21%, 9/5/2028 (a)(r)	Upstart	9/08/2023	1,052	1,049	1,052
L3955869.SRDUP, 17.66%, 9/5/2028 (a)(r)	Upstart	9/08/2023	1,064	1,061	1,054
L3956047.SRDUP, 14.69%, 9/5/2026 (a)(r)	Upstart	9/08/2023	831	830	824
L3956096.SRDUP, 11.81%, 9/5/2028 (a)(r)	Upstart	9/08/2023	16,683	16,639	16,632
L3956164.SRDUP, 17.83%, 2/5/2029 (a)(r)	Upstart	9/08/2023	10,396	10,344	10,289
L3956173.SRDUP, 24.39%, 2/5/2029 (a)(r)	Upstart	9/08/2023	1,953	1,952	1,959
L3956243.SRDUP, 12.26%, 9/5/2028 (a)(r)	Upstart	9/08/2023	2,515	2,508	2,507
L3956273.SRDUP, 21.47%, 2/5/2029 (a)(n)(r)	Upstart	9/08/2023	1,408	1,401	1,397
L3956281.SRDUP, 10.90%, 9/5/2028 (a)(r)	Upstart	9/08/2023	27,529	27,457	27,482
L3956297.SRDUP, 21.53%, 9/5/2028 (a)(r)	Upstart	9/08/2023	922	919	928
L3956327.SRDUP, 20.43%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	6,429	6,400	6,370
L3956466.SRDUP, 21.53%, 2/15/2029 (a)(n)(r)	Upstart	9/08/2023	8,391	8,350	8,379
L3956484.SRDUP, 15.55%, 9/5/2026 (a)(r)	Upstart	9/08/2023	1,342	1,341	1,330
L3956717.SRDUP, 21.62%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	2,324	2,312	361
L3956751.SRDUP, 21.26%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	4,103	4,086	4,103
L3957334.SRDUP, 19.23%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	7,426	7,389	3,808
L3957528.SRDUP, 16.67%, 9/5/2028 (a)(r)	Upstart	9/08/2023	27,656	27,575	27,410
L3957863.SRDUP, 20.18%, 7/5/2027 (a)(n)(r)	Upstart	9/08/2023	238	237	237
L3958578.SRDUP, 20.17%, 9/5/2028 (a)(r)	Upstart	9/08/2023	666	664	672
L3958982.SRDUP, 21.50%, 9/5/2028 (a)(r)	Upstart	9/08/2023	25,167	25,089	25,192
L3959169.SRDUP, 17.84%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	9,601	9,553	1,912
L3959379.SRDUP, 15.62%, 2/20/2029 (a)(r)	Upstart	9/08/2023	4,460	4,460	4,420
L3959963.SRDUP, 22.58%, 9/5/2028 (a)(n)(r)	Upstart	9/08/2023	47,653	47,415	7,396

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

126	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
L3959969.SRDUP, 24.18%, 9/5/2028 (a)(r)	Upstart	9/08/2023	$755	$752	$760
L3960142.SRDUP, 16.19%, 9/5/2028 (a)(r)	Upstart	9/08/2023	8,708	8,684	8,630
L3960552.SRDUP, 20.34%, 9/20/2028 (a)(r)	Upstart	9/11/2023	6,055	6,036	6,100
L3961216.SRDUP, 16.08%, 11/6/2029 (a)(n)(r)	Upstart	9/11/2023	26,517	26,384	7,035
L4007525.SRDUP, 12.42%, 10/10/2028 (a)(r)	Upstart	10/13/2023	14,432	14,391	14,406
L4008005.SRDUP, 19.80%, 10/15/2028 (a)(n)(r)	Upstart	10/12/2023	3,865	3,854	3,685
L4008044.SRDUP, 15.34%, 10/6/2026 (a)(r)	Upstart	10/12/2023	2,000	1,998	1,981
L4008092.SRDUP, 12.27%, 10/6/2028 (a)(r)	Upstart	10/12/2023	19,009	18,956	18,968
L4008136.SRDUP, 14.69%, 10/6/2028 (a)(r)	Upstart	10/12/2023	10,037	10,009	9,951
L4008234.SRDUP, 20.38%, 10/6/2028 (a)(r)	Upstart	10/12/2023	15,498	15,452	15,518
L4008235.SRDUP, 22.93%, 10/6/2028 (a)(r)	Upstart	10/12/2023	19,359	19,300	19,380
L4008262.SRDUP, 17.39%, 10/6/2028 (a)(r)	Upstart	10/12/2023	6,052	6,022	5,998
L4008264.SRDUP, 16.33%, 3/6/2029 (a)(n)(r)	Upstart	10/12/2023	14,184	14,114	2,722
L4008279.SRDUP, 16.67%, 10/6/2028 (a)(r)	Upstart	10/12/2023	8,429	8,404	8,351
L4008337.SRDUP, 21.04%, 3/6/2029 (a)(n)(r)	Upstart	10/12/2023	14,442	14,370	6,640
L4008356.SRDUP, 19.19%, 10/6/2026 (a)(n)(r)	Upstart	10/12/2023	491	490	488
L4008357.SRDUP, 22.06%, 10/6/2028 (a)(r)	Upstart	10/12/2023	15,829	15,781	15,849
L4008372.SRDUP, 12.35%, 10/6/2028 (a)(r)	Upstart	10/12/2023	3,226	3,218	3,218
L4008380.SRDUP, 23.45%, 10/15/2028 (a)(r)	Upstart	10/12/2023	645	643	646
L4008385.SRDUP, 14.87%, 10/6/2028 (a)(r)	Upstart	10/12/2023	3,016	3,007	2,988
L4008387.SRDUP, 18.96%, 10/6/2028 (a)(r)	Upstart	10/12/2023	1,840	1,834	1,823
L4008409.SRDUP, 21.11%, 10/6/2028 (a)(r)	Upstart	10/12/2023	9,417	9,389	9,430
L4008451.SRDUP, 17.84%, 10/6/2028 (a)(r)	Upstart	10/12/2023	5,480	5,464	5,431
L4008507.SRDUP, 6.00%, 10/16/2028 (a)(n)(r)	Upstart	10/12/2023	2,855	2,847	2,858
L4008508.SRDUP, 20.53%, 3/6/2027 (a)(n)(r)	Upstart	10/12/2023	7,868	7,828	2,822
L4008533.SRDUP, 20.84%, 10/6/2028 (a)(r)	Upstart	10/12/2023	2,871	2,863	2,894
L4008546.SRDUP, 11.15%, 10/6/2026 (a)(r)	Upstart	10/12/2023	438	438	437
L4008563.SRDUP, 20.43%, 10/6/2028 (a)(r)	Upstart	10/12/2023	8,424	8,399	8,475
L4008576.SRDUP, 17.03%, 10/6/2028 (a)(r)	Upstart	10/12/2023	846	843	838
L4008663.SRDUP, 16.96%, 10/6/2026 (a)(n)(r)	Upstart	10/12/2023	1,998	1,994	1,980
L4008679.SRDUP, 13.51%, 3/18/2029 (a)(n)(r)	Upstart	10/12/2023	41,029	40,968	10,532
L4008684.SRDUP, 19.68%, 10/6/2028 (a)(r)	Upstart	10/12/2023	15,490	15,445	15,349
L4008732.SRDUP, 20.94%, 10/6/2028 (a)(r)	Upstart	10/12/2023	31,342	31,248	31,586
L4008799.SRDUP, 17.73%, 10/6/2028 (a)(r)	Upstart	10/12/2023	4,135	4,123	4,169
L4009116.SRDUP, 23.47%, 10/6/2028 (a)(r)	Upstart	10/12/2023	3,405	3,394	3,406
L4009414.SRDUP, 17.39%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,061	2,059	2,044
L4009582.SRDUP, 23.38%, 10/6/2028 (a)(n)(r)	Upstart	10/12/2023	9,295	9,249	752
L4009738.SRDUP, 12.18%, 10/6/2026 (a)(r)	Upstart	10/12/2023	6,516	6,510	6,482
L4009761.SRDUP, 19.74%, 10/6/2026 (a)(n)(r)	Upstart	10/12/2023	212	212	211
L4009943.SRDUP, 23.02%, 10/15/2028 (a)(r)	Upstart	10/13/2023	14,478	14,432	14,517
L4009993.SRDUP, 23.51%, 10/10/2028 (a)(r)	Upstart	10/13/2023	6,376	6,344	6,391
L4010071.SRDUP, 20.99%, 10/10/2028 (a)(r)	Upstart	10/13/2023	10,034	10,004	9,950
L4010303.SRDUP, 18.89%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,386	4,373	4,426
L4010443.SRDUP, 19.61%, 10/10/2028 (a)(r)	Upstart	10/13/2023	12,383	12,347	12,497
L4010561.SRDUP, 12.05%, 10/10/2028 (a)(r)	Upstart	10/13/2023	28,720	28,640	28,671
L4011063.SRDUP, 20.63%, 10/10/2028 (a)(r)	Upstart	10/13/2023	11,199	11,165	11,300
L4011105.SRDUP, 22.47%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,995	4,979	5,006
L4011139.SRDUP, 15.25%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,781	1,776	1,766
L4011207.SRDUP, 21.69%, 10/10/2028 (a)(r)	Upstart	10/13/2023	722	720	723
L4011229.SRDUP, 17.78%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,267	2,259	2,248
L4011256.SRDUP, 22.34%, 10/10/2028 (a)(r)	Upstart	10/13/2023	12,007	11,971	12,098
L4011503.SRDUP, 13.50%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	10,085	10,035	2,841

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	127

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
L4011526.SRDUP, 17.51%, 10/10/2028 (a)(r)	Upstart	10/13/2023	$4,551	$4,538	$4,514
L4011587.SRDUP, 18.07%, 10/10/2028 (a)(n)(r)	Upstart	10/13/2023	11,066	11,030	10,976
L4012063.SRDUP, 22.95%, 10/10/2028 (a)(r)	Upstart	10/13/2023	893	893	896
L4012174.SRDUP, 21.99%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,430	4,416	4,441
L4012445.SRDUP, 21.66%, 10/10/2026 (a)(r)	Upstart	10/13/2023	900	899	895
L4012536.SRDUP, 21.94%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,905	1,899	1,910
L4012708.SRDUP, 11.54%, 10/10/2026 (a)(r)	Upstart	10/13/2023	574	574	572
L4012802.SRDUP, 14.60%, 10/10/2026 (a)(r)	Upstart	10/13/2023	3,822	3,818	3,804
L4012811.SRDUP, 20.16%, 10/15/2028 (a)(r)	Upstart	10/13/2023	2,122	2,120	2,140
L4012878.SRDUP, 22.72%, 10/10/2028 (a)(r)	Upstart	10/13/2023	14,333	14,290	14,369
L4012893.SRDUP, 13.34%, 10/10/2028 (a)(r)	Upstart	10/13/2023	14,616	14,574	14,582
L4012899.SRDUP, 14.84%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,970	1,964	1,954
L4012951.SRDUP, 20.55%, 10/10/2028 (a)(r)	Upstart	10/13/2023	7,057	7,036	6,998
L4014639.SRDUP, 11.40%, 10/10/2028 (a)(r)	Upstart	10/13/2023	9,649	9,622	9,637
L4014835.SRDUP, 24.03%, 4/17/2029 (a)(n)(r)	Upstart	10/13/2023	8,086	8,074	8,099
L4015135.SRDUP, 20.62%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,079	3,064	3,107
L4015484.SRDUP, 15.23%, 10/25/2028 (a)(r)	Upstart	10/13/2023	11,941	11,905	11,842
L4996433.SRDUP, 22.57%, 2/3/2030 (a)(r)	Upstart	2/05/2025	20,367	20,367	19,730
L4997333.SRDUP, 22.92%, 7/3/2030 (a)(n)(r)	Upstart	2/05/2025	12,306	12,306	11,815
L4997676.SRDUP, 20.23%, 2/3/2030 (a)(n)(r)	Upstart	2/05/2025	6,261	6,261	972
L4998545.SRDUP, 17.15%, 2/4/2030 (a)(n)(r)	Upstart	2/06/2025	2,606	2,606	2,570
L4999622.SRDUP, 14.67%, 2/4/2028 (a)(r)	Upstart	2/06/2025	726	726	707
L4999967.SRDUP, 19.67%, 2/4/2030 (a)(n)(r)	Upstart	2/06/2025	866	866	839
L5000570.SRDUP, 16.27%, 2/4/2028 (a)(n)(r)	Upstart	2/06/2025	401	401	62
L5001801.SRDUP, 19.52%, 2/5/2030 (a)(n)(r)	Upstart	2/09/2025	1,705	1,705	1,654
L5001874.SRDUP, 23.16%, 7/15/2030 (a)(n)(r)	Upstart	2/09/2025	15,486	15,486	14,506
L5002731.SRDUP, 18.22%, 2/5/2030 (a)(r)	Upstart	2/09/2025	1,846	1,846	1,792
L5002967.SRDUP, 23.21%, 7/7/2030 (a)(n)(r)	Upstart	2/11/2025	41,243	41,243	39,630
L5002993.SRDUP, 12.30%, 2/17/2030 (a)(n)(r)	Upstart	2/09/2025	885	885	874
L5003078.SRDUP, 19.36%, 2/5/2028 (a)(n)(r)	Upstart	2/09/2025	1,375	1,375	787
L5003862.SRDUP, 18.88%, 2/5/2030 (a)(r)	Upstart	2/09/2025	5,049	5,063	4,867
L5004054.SRDUP, 18.78%, 2/5/2030 (a)(r)	Upstart	2/09/2025	8,984	8,984	8,718
L5004620.SRDUP, 18.67%, 2/5/2030 (a)(n)(r)	Upstart	2/09/2025	4,540	4,540	4,408
L5006424.SRDUP, 13.26%, 2/6/2030 (a)(n)(r)	Upstart	2/10/2025	26,876	26,876	26,583
L5006686.SRDUP, 24.28%, 3/6/2030 (a)(r)	Upstart	2/10/2025	2,901	2,901	2,812
L5006720.SRDUP, 15.17%, 2/6/2028 (a)(r)	Upstart	2/10/2025	729	729	711
L5008303.SRDUP, 14.54%, 2/7/2028 (a)(n)(r)	Upstart	2/11/2025	622	622	606
L5008504.SRDUP, 19.08%, 2/7/2028 (a)(r)	Upstart	2/11/2025	5,405	5,405	5,267
L5008574.SRDUP, 15.30%, 7/7/2028 (a)(n)(r)	Upstart	2/11/2025	2,891	2,891	2,801
L5008595.SRDUP, 15.72%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	4,541	4,557	844
L5008893.SRDUP, 23.18%, 2/16/2030 (a)(n)(r)	Upstart	2/11/2025	8,607	8,607	7,937
L5009165.SRDUP, 23.14%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	896	896	174
L5009517.SRDUP, 14.75%, 7/7/2028 (a)(n)(r)	Upstart	2/11/2025	17,519	17,519	3,416
L5009611.SRDUP, 23.10%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	4,900	4,900	4,519
L5009807.SRDUP, 21.02%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	3,579	3,579	555
L5009816.SRDUP, 23.21%, 2/7/2030 (a)(r)	Upstart	2/11/2025	1,969	1,969	1,896
L5009972.SRDUP, 13.33%, 2/7/2028 (a)(r)	Upstart	2/11/2025	722	722	705
L5010013.SRDUP, 22.73%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	1,181	1,181	183
L5010193.SRDUP, 23.23%, 2/7/2030 (a)(n)(r)	Upstart	2/11/2025	3,279	3,279	1,515
L5010386.SRDUP, 17.80%, 2/7/2030 (a)(r)	Upstart	2/11/2025	5,812	5,829	5,746
L5010707.SRDUP, 21.42%, 10/18/2030 (a)(n)(r)	Upstart	2/11/2025	2,680	2,680	416
L5177018.SRDUP, 23.08%, 4/3/2030 (a)(r)	Upstart	4/07/2025	7,412	7,412	7,132

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

128	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
L5177044.SRDUP, 15.67%, 4/3/2030 (a)(r)	Upstart	4/07/2025	$19,047	$19,047	$18,786
L5177137.SRDUP, 21.63%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	2,461	2,470	1,129
L5177179.SRDUP, 18.27%, 4/3/2030 (a)(r)	Upstart	4/07/2025	5,625	5,625	5,421
L5177245.SRDUP, 10.29%, 4/3/2028 (a)(n)(r)	Upstart	4/07/2025	1,757	1,757	1,753
L5177293.SRDUP, 22.41%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,717	2,717	2,615
L5177389.SRDUP, 19.78%, 4/3/2028 (a)(r)	Upstart	4/07/2025	9,381	9,381	9,072
L5178112.SRDUP, 23.75%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	10,588	10,625	9,718
L5178697.SRDUP, 15.70%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	17,742	17,742	7,436
L5178884.SRDUP, 22.90%, 4/3/2030 (a)(r)	Upstart	4/07/2025	5,100	5,100	4,908
L5178907.SRDUP, 21.92%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	10,039	10,074	854
L5178944.SRDUP, 23.27%, 4/3/2030 (a)(r)	Upstart	4/07/2025	3,962	3,962	3,811
L5178970.SRDUP, 23.26%, 4/3/2030 (a)(n)(r)	Upstart	4/07/2025	4,672	4,672	725
L5179870.SRDUP, 18.27%, 4/3/2030 (a)(r)	Upstart	4/07/2025	23,526	23,526	22,674
L5180255.SRDUP, 22.93%, 4/3/2030 (a)(r)	Upstart	4/07/2025	2,991	2,991	2,745
L5180908.SRDUP, 21.03%, 4/3/2030 (a)(r)	Upstart	4/07/2025	4,894	4,894	4,712
L5181351.SRDUP, 19.97%, 4/4/2030 (a)(n)(r)	Upstart	4/08/2025	2,271	2,271	2,195
L5181438.SRDUP, 13.07%, 4/4/2030 (a)(r)	Upstart	4/08/2025	5,939	5,939	5,860
L5181470.SRDUP, 11.49%, 4/4/2030 (a)(r)	Upstart	4/08/2025	13,320	13,320	13,369
L5187375.SRDUP, 22.44%, 4/16/2030 (a)(n)(r)	Upstart	4/09/2025	3,091	3,091	2,980
L5187436.SRDUP, 14.00%, 4/7/2028 (a)(n)(r)	Upstart	4/09/2025	2,744	2,744	549
L5187913.SRDUP, 18.19%, 4/7/2030 (a)(r)	Upstart	4/09/2025	13,409	13,409	12,940
L5189294.SRDUP, 21.27%, 4/7/2028 (a)(n)(r)	Upstart	4/09/2025	2,068	2,068	2,002
L5190129.SRDUP, 6.00%, 4/7/2030 (a)(r)	Upstart	4/09/2025	1,647	1,647	1,589
L5377869.SRDUP, 22.77%, 5/22/2030 (a)(r)	Upstart	5/27/2025	19,591	19,591	18,999
L5378091.SRDUP, 23.67%, 5/22/2030 (a)(r)	Upstart	5/27/2025	6,303	6,317	6,225
L5378344.SRDUP, 13.35%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	579	579	90
L5381482.SRDUP, 12.38%, 5/22/2028 (a)(n)(r)	Upstart	5/27/2025	38,278	38,409	36,154
L5381917.SRDUP, 20.30%, 5/22/2030 (a)(n)(r)	Upstart	5/27/2025	1,783	1,783	1,627
L5382274.SRDUP, 21.86%, 5/22/2030 (a)(r)	Upstart	5/27/2025	12,412	12,412	12,031
L5382329.SRDUP, 16.11%, 5/22/2028 (a)(n)(r)	Upstart	5/27/2025	1,800	1,800	368
L5382973.SRDUP, 15.40%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	4,796	4,796	4,444
L5383450.SRDUP, 24.29%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	2,082	2,082	323
L5384050.SRDUP, 23.05%, 5/23/2030 (a)(r)	Upstart	5/28/2025	5,170	5,170	5,015
L5384082.SRDUP, 23.16%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	8,046	8,046	7,460
L5384099.SRDUP, 19.23%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	8,253	8,253	1,281
L5384112.SRDUP, 19.76%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	8,936	8,936	8,154
L5384687.SRDUP, 19.51%, 5/23/2030 (a)(r)	Upstart	5/28/2025	7,051	7,051	6,839
L5384702.SRDUP, 23.27%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	1,990	1,990	1,856
L5384726.SRDUP, 13.99%, 5/23/2028 (a)(n)(r)	Upstart	5/28/2025	6,369	6,369	5,903
L5384852.SRDUP, 24.62%, 10/23/2028 (a)(n)(r)	Upstart	5/28/2025	7,045	7,045	6,348
L5384954.SRDUP, 22.74%, 5/23/2030 (a)(r)	Upstart	5/28/2025	5,075	5,075	4,924
L5385030.SRDUP, 15.91%, 5/23/2028 (a)(n)(r)	Upstart	5/28/2025	2,112	2,112	257
L5385392.SRDUP, 20.13%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	5,283	5,283	520
L5385527.SRDUP, 20.43%, 5/23/2030 (a)(n)(r)	Upstart	5/28/2025	1,046	1,046	162
L5385546.SRDUP, 14.24%, 5/23/2028 (a)(n)(r)	Upstart	5/28/2025	1,246	1,246	1,243
L5385740.SRDUP, 21.71%, 5/23/2030 (a)(r)	Upstart	5/28/2025	9,408	9,408	9,298
L5385794.SRDUP, 15.66%, 5/23/2030 (a)(r)	Upstart	5/28/2025	3,760	3,771	3,716
L5386054.SRDUP, 19.41%, 5/23/2030 (a)(r)	Upstart	5/28/2025	2,379	2,379	2,352
L5386095.SRDUP, 23.23%, 5/23/2030 (a)(r)	Upstart	5/28/2025	5,542	5,542	5,377
L5386168.SRDUP, 16.58%, 5/23/2028 (a)(r)	Upstart	5/28/2025	3,800	3,800	3,703
L5386303.SRDUP, 21.30%, 10/23/2030 (a)(n)(r)	Upstart	5/28/2025	12,430	12,430	3,405
L5386336.SRDUP, 16.63%, 5/23/2030 (a)(r)	Upstart	5/28/2025	23,920	23,992	23,661

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	129

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 1.2% (continued)
L5577742.SRDUP, 6.00%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	$1,342	$1,342	$1,316
L5578109.SRDUP, 22.25%, 7/1/2030 (a)(r)	Upstart	7/06/2025	3,650	3,661	3,575
L5578407.SRDUP, 20.16%, 7/1/2028 (a)(n)(r)	Upstart	7/06/2025	156	156	155
L5578512.SRDUP, 18.23%, 7/1/2030 (a)(r)	Upstart	7/06/2025	8,023	8,023	8,015
L5578764.SRDUP, 19.38%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	12,927	12,927	2,357
L5578845.SRDUP, 25.72%, 11/1/2030 (a)(n)(r)	Upstart	7/06/2025	4,736	4,736	4,712
L5579248.SRDUP, 23.10%, 7/1/2030 (a)(r)	Upstart	7/06/2025	4,116	4,116	4,030
L5579284.SRDUP, 22.27%, 12/1/2030 (a)(n)(r)	Upstart	7/06/2025	31,416	31,416	30,803
L5580116.SRDUP, 21.76%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	4,044	4,044	3,964
L5580127.SRDUP, 16.86%, 7/1/2030 (a)(r)	Upstart	7/06/2025	989	992	989
L5581476.SRDUP, 16.83%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	4,952	4,952	4,951
L5581826.SRDUP, 17.57%, 7/1/2030 (a)(n)(r)	Upstart	7/06/2025	8,162	8,162	8,153
L5582059.SRDUP, 23.30%, 7/1/2030 (a)(r)	Upstart	7/06/2025	9,284	9,284	9,072
L5582505.SRDUP, 22.63%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,370	1,370	1,342
L5582746.SRDUP, 22.80%, 7/1/2030 (a)(r)	Upstart	7/06/2025	1,919	1,925	1,879
L5583137.SRDUP, 19.95%, 7/2/2030 (a)(r)	Upstart	7/07/2025	2,956	2,956	2,896
L5583751.SRDUP, 22.48%, 7/9/2030 (a)(n)(r)	Upstart	7/07/2025	5,216	5,216	5,112
L5584386.SRDUP, 24.23%, 7/2/2030 (a)(r)	Upstart	7/07/2025	7,398	7,398	7,251
L5584736.SRDUP, 22.77%, 7/2/2030 (a)(r)	Upstart	7/07/2025	2,395	2,395	2,339
L5584831.SRDUP, 22.99%, 7/2/2030 (a)(r)	Upstart	7/07/2025	5,346	5,346	5,227
L5587046.SRDUP, 19.41%, 7/2/2030 (a)(n)(r)	Upstart	7/07/2025	10,167	10,167	9,970
L5587344.SRDUP, 20.36%, 7/2/2030 (a)(n)(r)	Upstart	7/07/2025	6,116	6,116	5,995
L5587975.SRDUP, 14.21%, 7/2/2030 (a)(r)	Upstart	7/07/2025	3,654	3,654	3,658
Total Consumer Loans (Cost $31,938,518)				31,938,518	26,362,082
Small Business Loans - 0.6%
United States - 0.6%
7463273.SRDSQ, 5.19%, 8/3/2025 (a)(n)(r)(s)(t)	Square	2/07/2024	20,028	18,582	1,482
7463664.SRDSQ, 5.44%, 8/4/2025 (a)(n)(r)(s)(t)	Square	2/07/2024	5,452	5,051	403
7472065.SRDSQ, 5.43%, 8/7/2025 (a)(n)(r)(s)(t)	Square	2/09/2024	817	755	60
7472099.SRDSQ, 6.00%, 8/7/2025 (a)(n)(r)(s)(t)	Square	2/09/2024	59	55	4
7472943.SRDSQ, 5.19%, 8/7/2025 (a)(n)(r)(s)(t)	Square	2/09/2024	10,790	10,011	798
7473198.SRDSQ, 5.44%, 8/7/2025 (a)(n)(r)(s)(t)	Square	2/09/2024	8,904	8,233	659
7479459.SRDSQ, 4.94%, 8/8/2025 (a)(n)(r)(s)(t)	Square	2/12/2024	3,247	3,023	240
7483217.SRDSQ, 5.76%, 8/10/2025 (a)(n)(r)(s)(t)	Square	2/14/2024	2,599	2,392	279
7484468.SRDSQ, 6.42%, 8/11/2025 (a)(n)(r)(s)(t)	Square	2/14/2024	696	635	52
7488383.SRDSQ, 5.99%, 8/13/2025 (a)(n)(r)(s)(t)	Square	2/15/2024	1,411	1,295	104
7491593.SRDSQ, 5.57%, 8/13/2025 (a)(n)(r)(s)(t)	Square	2/15/2024	1,986	1,833	147
7500971.SRDSQ, 5.38%, 8/15/2025 (a)(n)(r)(s)(t)	Square	2/20/2024	10,778	9,974	798
7502056.SRDSQ, 6.01%, 8/15/2025 (a)(n)(r)(s)(t)	Square	2/20/2024	8,346	7,656	618
7507135.SRDSQ, 5.38%, 8/16/2025 (a)(n)(r)(s)(t)	Square	2/21/2024	8,639	7,994	1,295
7509830.SRDSQ, 5.38%, 8/17/2025 (a)(n)(r)(s)(t)	Square	2/22/2024	1,157	1,070	86
7511286.SRDSQ, 5.38%, 8/19/2025 (a)(n)(r)(s)(t)	Square	2/22/2024	1,816	1,681	134
7511508.SRDSQ, 5.37%, 8/19/2025 (a)(n)(r)(s)(t)	Square	2/22/2024	1,517	1,404	112
7513046.SRDSQ, 5.57%, 8/20/2025 (a)(n)(r)(s)(t)	Square	2/22/2024	7,970	7,356	1,002
7513883.SRDSQ, 5.18%, 8/20/2025 (a)(n)(r)(s)(t)	Square	2/22/2024	2,337	2,169	173
7514012.SRDSQ, 5.19%, 8/20/2025 (a)(n)(r)(s)(t)	Square	2/22/2024	19,718	18,294	1,459
7518060.SRDSQ, 5.57%, 8/21/2025 (a)(n)(r)(s)(t)	Square	2/23/2024	10,077	9,301	746
7521819.SRDSQ, 4.65%, 8/22/2025 (a)(n)(r)(s)(t)	Square	2/26/2024	8,737	8,167	647
7530439.SRDSQ, 4.65%, 8/25/2025 (a)(n)(r)(s)(t)	Square	2/28/2024	8,022	7,498	594
7533182.SRDSQ, 5.57%, 8/26/2025 (a)(n)(r)(s)(t)	Square	2/28/2024	3,356	3,098	248
7548062.SRDSQ, 5.57%, 8/29/2025 (a)(n)(r)(s)(t)	Square	3/04/2024	97,924	90,378	7,246

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

130	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
7571546.SRDSQ, 4.65%, 9/7/2025 (a)(n)(r)(s)(t)	Square	3/11/2024	$68,223	$63,771	$5,049
7576739.SRDSQ, 4.94%, 9/8/2025 (a)(n)(r)(s)(t)	Square	3/12/2024	42,454	39,526	7,196
7611892.SRDSQ, 4.65%, 9/20/2025 (a)(n)(r)(s)(t)	Square	3/22/2024	75,687	70,748	5,601
7636782.SRDSQ, 6.47%, 9/28/2025 (a)(n)(r)(s)(t)	Square	4/01/2024	531	484	39
7653023.SRDSQ, 6.01%, 10/2/2025 (a)(n)(r)(s)(t)	Square	4/04/2024	3,874	3,554	287
7653230.SRDSQ, 6.00%, 10/2/2025 (a)(n)(r)(s)(t)	Square	4/04/2024	1,788	1,641	132
7655211.SRDSQ, 6.26%, 10/3/2025 (a)(n)(r)(s)(t)	Square	4/05/2024	8,301	7,588	614
7656952.SRDSQ, 6.15%, 10/3/2025 (a)(n)(r)(s)(t)	Square	4/05/2024	193	177	14
7660409.SRDSQ, 5.42%, 10/4/2025 (a)(n)(r)(s)(t)	Square	4/08/2024	606	561	45
7663411.SRDSQ, 4.78%, 10/4/2025 (a)(n)(r)(s)(t)	Square	4/08/2024	2,627	2,451	194
7663618.SRDSQ, 6.41%, 10/4/2025 (a)(n)(r)(s)(t)	Square	4/08/2024	4,821	4,398	357
7667423.SRDSQ, 6.26%, 10/5/2025 (a)(n)(r)(s)(t)	Square	4/09/2024	7,800	7,131	577
7670024.SRDSQ, 6.48%, 10/8/2025 (a)(n)(r)(s)(t)	Square	4/10/2024	4,872	4,441	361
7677408.SRDSQ, 6.26%, 10/10/2025 (a)(n)(r)(s)(t)	Square	4/12/2024	5,028	4,597	1,082
7680211.SRDSQ, 5.45%, 10/10/2025 (a)(n)(r)(s)(t)	Square	4/12/2024	153	141	11
7682319.SRDSQ, 6.16%, 10/11/2025 (a)(n)(r)(s)(t)	Square	4/15/2024	2,097	1,919	155
7702101.SRDSQ, 6.48%, 10/18/2025 (a)(n)(r)(s)(t)	Square	4/22/2024	16,540	15,076	1,224
7721401.SRDSQ, 5.44%, 10/25/2025 (a)(n)(r)(s)(t)	Square	4/29/2024	369	341	27
7723298.SRDSQ, 6.48%, 10/25/2025 (a)(n)(r)(s)(t)	Square	4/29/2024	2,181	1,987	161
7727356.SRDSQ, 5.35%, 10/26/2025 (a)(n)(r)(s)(t)	Square	4/30/2024	3,486	3,228	258
7730045.SRDSQ, 6.16%, 10/26/2025 (a)(n)(r)(s)(t)	Square	4/30/2024	565	517	42
8148391.SRDSQ, 6.42%, 3/3/2026 (a)(n)(r)(s)(t)	Square	9/05/2024	3,313	3,022	690
8149441.SRDSQ, 6.54%, 3/4/2026 (a)(n)(r)(s)(t)	Square	9/06/2024	593	540	200
8151450.SRDSQ, 6.15%, 3/4/2026 (a)(n)(r)(s)(t)	Square	9/06/2024	10,593	9,699	784
8151850.SRDSQ, 5.40%, 3/4/2026 (a)(n)(r)(s)(t)	Square	9/06/2024	263	243	168
8152020.SRDSQ, 4.78%, 3/4/2026 (a)(n)(r)(s)(t)	Square	9/06/2024	213	198	136
8163831.SRDSQ, 6.42%, 3/8/2026 (a)(n)(r)(s)(t)	Square	9/11/2024	2,801	2,555	557
8165158.SRDSQ, 6.15%, 3/9/2026 (a)(n)(r)(s)(t)	Square	9/11/2024	5,653	5,176	418
8172102.SRDSQ, 5.41%, 3/11/2026 (a)(n)(r)(s)(t)	Square	9/13/2024	3,317	3,068	245
8173998.SRDSQ, 6.55%, 3/11/2026 (a)(n)(r)(s)(t)	Square	9/13/2024	1,336	1,217	230
8174040.SRDSQ, 6.15%, 3/11/2026 (a)(n)(r)(s)(t)	Square	9/13/2024	1,783	1,633	132
8174178.SRDSQ, 5.41%, 3/11/2026 (a)(n)(r)(s)(t)	Square	9/13/2024	2,520	2,331	1,559
8179106.SRDSQ, 5.66%, 3/12/2026 (a)(n)(r)(s)(t)	Square	9/16/2024	10,545	9,720	780
8205869.SRDSQ, 6.15%, 3/20/2026 (a)(n)(r)(s)(t)	Square	9/24/2024	1,907	1,746	141
8211473.SRDSQ, 5.91%, 3/23/2026 (a)(n)(r)(s)(t)	Square	9/25/2024	5,030	4,620	372
8213982.SRDSQ, 6.13%, 3/24/2026 (a)(n)(r)(s)(t)	Square	9/26/2024	652	597	162
8216854.SRDSQ, 5.11%, 3/25/2026 (a)(n)(r)(s)(t)	Square	9/27/2024	2,414	2,242	1,405
8282612.SRDSQ, 5.91%, 4/15/2026 (a)(n)(r)(s)(t)	Square	10/17/2024	14,590	13,401	10,620
8297616.SRDSQ, 5.91%, 4/18/2026 (a)(n)(r)(s)(t)	Square	10/22/2024	123,746	113,667	9,157
8316795.SRDSQ, 5.41%, 4/24/2026 (a)(n)(r)(s)(t)	Square	10/28/2024	81,738	75,604	49,255
8332068.SRDSQ, 4.78%, 4/30/2026 (a)(n)(r)(s)(t)	Square	11/01/2024	4,003	3,735	2,907
8338336.SRDSQ, 4.95%, 4/30/2026 (a)(n)(r)(s)(t)	Square	11/04/2024	855	795	63
8338632.SRDSQ, 5.42%, 4/30/2026 (a)(n)(r)(s)(t)	Square	11/04/2024	198	183	122
8338649.SRDSQ, 5.41%, 4/30/2026 (a)(n)(r)(s)(t)	Square	11/04/2024	3,648	3,375	2,728
8339333.SRDSQ, 5.66%, 4/30/2026 (a)(n)(r)(s)(t)	Square	11/04/2024	994	917	553
8340882.SRDSQ, 6.42%, 5/1/2026 (a)(n)(r)(t)	Square	11/05/2024	1,383	1,262	102
8340968.SRDSQ, 6.68%, 5/1/2026 (a)(n)(r)(t)	Square	11/05/2024	7,481	6,800	554
8341858.SRDSQ, 5.11%, 5/1/2026 (a)(n)(r)(t)	Square	11/05/2024	29,461	27,362	21,407
8342936.SRDSQ, 4.77%, 5/1/2026 (a)(r)(t)	Square	11/05/2024	856	799	650
8344545.SRDSQ, 6.54%, 5/2/2026 (a)(n)(r)(t)	Square	11/06/2024	2,325	2,117	172
8345479.SRDSQ, 5.66%, 5/3/2026 (a)(n)(r)(t)	Square	11/06/2024	11,611	10,702	6,352
8347149.SRDSQ, 5.41%, 5/4/2026 (a)(n)(r)(t)	Square	11/06/2024	1,280	1,184	669

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	131

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
8347594.SRDSQ, 5.61%, 5/4/2026 (a)(n)(r)(t)	Square	11/06/2024	$624	$575	$46
8349432.SRDSQ, 6.42%, 5/4/2026 (a)(n)(r)(t)	Square	11/06/2024	178	162	90
8349446.SRDSQ, 6.55%, 5/4/2026 (a)(n)(r)(t)	Square	11/06/2024	3,590	3,269	1,591
8350944.SRDSQ, 5.11%, 5/5/2026 (a)(n)(r)(t)	Square	11/07/2024	19,161	17,796	1,418
8353772.SRDSQ, 6.54%, 5/6/2026 (a)(n)(r)(t)	Square	11/08/2024	2,877	2,620	213
8354991.SRDSQ, 6.14%, 5/6/2026 (a)(n)(r)(t)	Square	11/08/2024	1,265	1,158	94
8356281.SRDSQ, 6.15%, 5/6/2026 (a)(n)(r)(t)	Square	11/08/2024	1,880	1,721	1,115
8360895.SRDSQ, 6.55%, 5/7/2026 (a)(r)(t)	Square	11/12/2024	3,237	2,948	1,747
8362250.SRDSQ, 4.78%, 5/7/2026 (a)(r)(t)	Square	11/12/2024	584	545	459
8362786.SRDSQ, 5.12%, 5/7/2026 (a)(r)(t)	Square	11/12/2024	858	797	534
8363776.SRDSQ, 6.32%, 5/7/2026 (a)(r)(t)	Square	11/12/2024	1,642	1,500	1,129
8364921.SRDSQ, 5.10%, 5/8/2026 (a)(r)(t)	Square	11/13/2024	925	860	649
8367004.SRDSQ, 6.16%, 5/8/2026 (a)(n)(r)(t)	Square	11/13/2024	2,015	1,844	149
8368134.SRDSQ, 5.11%, 5/8/2026 (a)(r)(t)	Square	11/13/2024	718	667	518
8368753.SRDSQ, 6.68%, 5/9/2026 (a)(n)(r)(t)	Square	11/14/2024	1,342	1,220	99
8368794.SRDSQ, 5.66%, 5/9/2026 (a)(r)(t)	Square	11/14/2024	1,597	1,472	930
8369178.SRDSQ, 4.78%, 5/10/2026 (a)(r)(t)	Square	11/14/2024	732	683	590
8369484.SRDSQ, 4.78%, 5/10/2026 (a)(r)(t)	Square	11/14/2024	885	826	696
8369610.SRDSQ, 6.42%, 5/10/2026 (a)(r)(t)	Square	11/14/2024	4,973	4,536	2,265
8371007.SRDSQ, 6.42%, 5/11/2026 (a)(n)(r)(t)	Square	11/14/2024	9,232	8,421	683
8371047.SRDSQ, 5.91%, 5/11/2026 (a)(n)(r)(t)	Square	11/14/2024	21,897	20,113	1,620
8371299.SRDSQ, 6.42%, 5/11/2026 (a)(r)(t)	Square	11/14/2024	3,441	3,139	1,561
8372394.SRDSQ, 6.42%, 5/12/2026 (a)(r)(t)	Square	11/14/2024	2,442	2,228	1,051
8372482.SRDSQ, 4.96%, 5/12/2026 (a)(r)(t)	Square	11/14/2024	452	421	245
8372918.SRDSQ, 5.11%, 5/12/2026 (a)(r)(t)	Square	11/14/2024	9,468	8,793	5,864
8373111.SRDSQ, 5.41%, 5/12/2026 (a)(r)(t)	Square	11/14/2024	1,146	1,060	650
8373579.SRDSQ, 6.15%, 5/12/2026 (a)(n)(r)(t)	Square	11/14/2024	2,432	2,226	180
8373827.SRDSQ, 6.43%, 5/12/2026 (a)(n)(r)(t)	Square	11/14/2024	1,217	1,110	667
8375337.SRDSQ, 5.41%, 5/13/2026 (a)(n)(r)(t)	Square	11/15/2024	29,609	27,387	2,191
8376127.SRDSQ, 6.15%, 5/13/2026 (a)(n)(r)(t)	Square	11/15/2024	1,330	1,218	98
8376168.SRDSQ, 6.33%, 5/13/2026 (a)(r)(t)	Square	11/15/2024	2,287	2,089	1,320
8376624.SRDSQ, 6.55%, 5/13/2026 (a)(r)(t)	Square	11/15/2024	3,501	3,188	2,270
8377415.SRDSQ, 4.78%, 5/13/2026 (a)(n)(r)(t)	Square	11/15/2024	5,100	4,759	2,915
8382912.SRDSQ, 6.54%, 5/14/2026 (a)(r)(t)	Square	11/18/2024	137	125	89
8383678.SRDSQ, 5.40%, 5/14/2026 (a)(r)(t)	Square	11/18/2024	2,290	2,118	1,521
8385031.SRDSQ, 5.41%, 5/15/2026 (a)(n)(r)(t)	Square	11/19/2024	8,673	8,022	642
8386518.SRDSQ, 5.11%, 5/15/2026 (a)(r)(t)	Square	11/19/2024	2,044	1,898	1,583
8386649.SRDSQ, 4.95%, 5/15/2026 (a)(n)(r)(t)	Square	11/19/2024	6,222	5,792	2,440
8388671.SRDSQ, 5.11%, 5/16/2026 (a)(n)(r)(t)	Square	11/20/2024	101	94	34
8390554.SRDSQ, 6.33%, 5/18/2026 (a)(n)(r)(t)	Square	11/20/2024	1,305	1,192	97
8391009.SRDSQ, 5.91%, 5/18/2026 (a)(n)(r)(t)	Square	11/20/2024	1,679	1,542	868
8391677.SRDSQ, 6.42%, 5/18/2026 (a)(n)(r)(t)	Square	11/20/2024	16,396	14,955	1,213
8392812.SRDSQ, 5.01%, 5/18/2026 (a)(n)(r)(t)	Square	11/20/2024	630	586	47
8392817.SRDSQ, 5.41%, 5/18/2026 (a)(n)(r)(t)	Square	11/20/2024	31,787	29,401	19,876
8393564.SRDSQ, 6.33%, 5/19/2026 (a)(n)(r)(t)	Square	11/21/2024	12,646	11,550	6,408
8398789.SRDSQ, 6.67%, 5/20/2026 (a)(n)(r)(t)	Square	11/22/2024	3,060	2,782	226
8399477.SRDSQ, 6.33%, 5/20/2026 (a)(r)(t)	Square	11/22/2024	198	180	122
8400226.SRDSQ, 6.67%, 5/20/2026 (a)(n)(r)(t)	Square	11/22/2024	1,847	1,679	1,135
8400564.SRDSQ, 5.41%, 5/20/2026 (a)(r)(t)	Square	11/22/2024	8,120	7,511	5,768
8403362.SRDSQ, 5.63%, 5/21/2026 (a)(n)(r)(t)	Square	11/25/2024	7,113	6,558	526
8405683.SRDSQ, 5.11%, 5/21/2026 (a)(r)(t)	Square	11/25/2024	2,431	2,258	1,652
8405736.SRDSQ, 5.41%, 5/21/2026 (a)(r)(t)	Square	11/25/2024	6,913	6,394	4,205

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

132	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
8406409.SRDSQ, 6.54%, 5/21/2026 (a)(r)(t)	Square	11/25/2024	$53	$49	$37
8408637.SRDSQ, 6.42%, 5/22/2026 (a)(r)(t)	Square	11/26/2024	717	654	351
8409221.SRDSQ, 4.78%, 5/22/2026 (a)(r)(t)	Square	11/26/2024	1,409	1,314	817
8410686.SRDSQ, 4.95%, 5/22/2026 (a)(r)(t)	Square	11/26/2024	286	266	172
8412872.SRDSQ, 6.15%, 5/22/2026 (a)(r)(t)	Square	11/26/2024	879	805	556
8413327.SRDSQ, 5.66%, 5/23/2026 (a)(n)(r)(t)	Square	11/27/2024	9,838	9,068	4,627
8415884.SRDSQ, 6.54%, 5/25/2026 (a)(r)(t)	Square	11/27/2024	752	685	525
8416503.SRDSQ, 6.33%, 5/25/2026 (a)(n)(r)(t)	Square	11/27/2024	709	647	52
8417487.SRDSQ, 5.41%, 5/25/2026 (a)(r)(t)	Square	11/27/2024	2,951	2,729	2,065
8421674.SRDSQ, 5.66%, 5/26/2026 (a)(r)(t)	Square	11/29/2024	6,245	5,756	4,540
8423837.SRDSQ, 6.30%, 5/26/2026 (a)(r)(t)	Square	11/29/2024	397	363	222
8543178.SRDSQ, 4.78%, 6/30/2026 (a)(n)(r)(t)	Square	1/02/2025	6,227	5,810	3,193
8543448.SRDSQ, 6.42%, 6/30/2026 (a)(r)(t)	Square	1/02/2025	875	798	538
8543758.SRDSQ, 5.03%, 6/30/2026 (a)(r)(t)	Square	1/02/2025	3,833	3,564	2,973
8546488.SRDSQ, 5.03%, 6/30/2026 (a)(n)(r)(t)	Square	1/03/2025	146	136	123
8546551.SRDSQ, 6.10%, 6/30/2026 (a)(n)(r)(t)	Square	1/03/2025	391	358	175
8550264.SRDSQ, 5.60%, 7/1/2026 (a)(n)(r)(t)	Square	1/06/2025	45,808	42,259	26,962
8550864.SRDSQ, 5.63%, 7/1/2026 (a)(n)(r)(t)	Square	1/06/2025	4,145	3,823	307
8552335.SRDSQ, 5.03%, 7/2/2026 (a)(n)(r)(t)	Square	1/06/2025	5,863	5,451	3,591
8552851.SRDSQ, 6.45%, 7/2/2026 (a)(n)(r)(t)	Square	1/06/2025	2,740	2,498	203
8553925.SRDSQ, 6.43%, 7/2/2026 (a)(n)(r)(t)	Square	1/06/2025	476	434	286
8559614.SRDSQ, 6.47%, 7/4/2026 (a)(n)(r)(t)	Square	1/08/2025	73	67	65
8560798.SRDSQ, 5.35%, 7/5/2026 (a)(r)(t)	Square	1/08/2025	441	408	318
8561090.SRDSQ, 6.10%, 7/5/2026 (a)(r)(t)	Square	1/08/2025	1,193	1,093	733
8561180.SRDSQ, 6.45%, 7/5/2026 (a)(n)(r)(t)	Square	1/08/2025	27	25	22
8591217.SRDSQ, 5.35%, 7/6/2026 (a)(n)(r)(t)	Square	1/08/2025	18,823	17,426	1,393
8593564.SRDSQ, 6.44%, 7/7/2026 (a)(r)(t)	Square	1/09/2025	1,208	1,101	476
8598655.SRDSQ, 5.91%, 7/8/2026 (a)(r)(t)	Square	1/10/2025	9,557	8,779	5,440
8599671.SRDSQ, 4.94%, 7/8/2026 (a)(n)(r)(t)	Square	1/10/2025	12,382	11,529	916
8606105.SRDSQ, 6.43%, 7/10/2026 (a)(r)(t)	Square	1/14/2025	157	144	134
8610127.SRDSQ, 5.64%, 7/11/2026 (a)(n)(r)(t)	Square	1/15/2025	1,565	1,443	116
8610218.SRDSQ, 5.59%, 7/12/2026 (a)(r)(t)	Square	1/15/2025	1,454	1,342	595
8610259.SRDSQ, 6.42%, 7/12/2026 (a)(r)(t)	Square	1/15/2025	267	243	112
8611301.SRDSQ, 6.44%, 7/13/2026 (a)(n)(r)(t)	Square	1/15/2025	2,395	2,184	177
8611364.SRDSQ, 6.28%, 7/13/2026 (a)(n)(r)(t)	Square	1/15/2025	1,085	992	80
8611930.SRDSQ, 4.72%, 7/13/2026 (a)(n)(r)(t)	Square	1/15/2025	18,533	17,308	1,371
8612450.SRDSQ, 5.91%, 7/13/2026 (a)(n)(r)(t)	Square	1/15/2025	1,035	951	77
8615468.SRDSQ, 6.45%, 7/14/2026 (a)(n)(r)(t)	Square	1/16/2025	8,852	8,072	2,791
8616889.SRDSQ, 5.60%, 7/14/2026 (a)(n)(r)(t)	Square	1/16/2025	528	487	261
8618102.SRDSQ, 4.71%, 7/15/2026 (a)(r)(t)	Square	1/17/2025	1,027	960	807
8618239.SRDSQ, 6.46%, 7/15/2026 (a)(r)(t)	Square	1/17/2025	156	142	120
8619256.SRDSQ, 5.34%, 7/15/2026 (a)(r)(t)	Square	1/17/2025	2,235	2,070	1,640
8619321.SRDSQ, 5.03%, 7/15/2026 (a)(r)(t)	Square	1/17/2025	3,307	3,078	2,400
8619526.SRDSQ, 4.72%, 7/15/2026 (a)(r)(t)	Square	1/17/2025	9,699	9,058	7,208
8621119.SRDSQ, 5.03%, 7/15/2026 (a)(n)(r)(t)	Square	1/17/2025	60,154	55,932	39,743
8629286.SRDSQ, 5.02%, 7/17/2026 (a)(r)(t)	Square	1/22/2025	529	492	306
8629331.SRDSQ, 4.72%, 7/17/2026 (a)(n)(r)(t)	Square	1/22/2025	10,340	9,656	765
8632295.SRDSQ, 4.72%, 7/18/2026 (a)(r)(t)	Square	1/23/2025	4,280	3,997	2,826
8633043.SRDSQ, 6.45%, 7/20/2026 (a)(r)(t)	Square	1/23/2025	689	628	402
8633293.SRDSQ, 5.03%, 7/20/2026 (a)(r)(t)	Square	1/23/2025	2,189	2,035	1,070
8635227.SRDSQ, 6.10%, 7/21/2026 (a)(r)(t)	Square	1/23/2025	343	314	311
8635399.SRDSQ, 4.72%, 7/21/2026 (a)(r)(t)	Square	1/23/2025	4,395	4,105	3,407

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	133

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
8635613.SRDSQ, 5.59%, 7/21/2026 (a)(n)(r)(t)	Square	1/23/2025	$2,957	$2,728	$219
8636140.SRDSQ, 6.45%, 7/21/2026 (a)(r)(t)	Square	1/23/2025	290	264	117
8636538.SRDSQ, 6.31%, 7/21/2026 (a)(n)(r)(t)	Square	1/23/2025	440	402	33
8637889.SRDSQ, 4.94%, 7/22/2026 (a)(n)(r)(t)	Square	1/24/2025	1,301	1,211	427
8642973.SRDSQ, 4.72%, 7/23/2026 (a)(r)(t)	Square	1/27/2025	2,459	2,296	2,185
8643790.SRDSQ, 6.45%, 7/23/2026 (a)(n)(r)(t)	Square	1/27/2025	7,119	6,491	527
8647701.SRDSQ, 6.46%, 7/24/2026 (a)(r)(t)	Square	1/28/2025	1,128	1,028	764
8648232.SRDSQ, 5.91%, 7/24/2026 (a)(r)(t)	Square	1/28/2025	3,512	3,226	2,264
8649429.SRDSQ, 5.63%, 7/24/2026 (a)(n)(r)(t)	Square	1/28/2025	5,028	4,636	372
8650841.SRDSQ, 5.60%, 7/25/2026 (a)(r)(t)	Square	1/29/2025	1,928	1,789	1,653
8650925.SRDSQ, 4.96%, 7/25/2026 (a)(n)(r)(t)	Square	1/29/2025	1,433	1,333	106
8651778.SRDSQ, 5.62%, 7/26/2026 (a)(r)(t)	Square	1/29/2025	112	104	103
8651806.SRDSQ, 6.10%, 7/26/2026 (a)(r)(t)	Square	1/29/2025	461	422	350
8652018.SRDSQ, 4.71%, 7/26/2026 (a)(n)(r)(t)	Square	1/29/2025	1,370	1,280	101
8653491.SRDSQ, 4.72%, 7/27/2026 (a)(r)(t)	Square	1/29/2025	2,604	2,432	2,047
8653841.SRDSQ, 4.72%, 7/27/2026 (a)(r)(t)	Square	1/29/2025	1,872	1,748	1,626
8654058.SRDSQ, 6.10%, 7/27/2026 (a)(n)(r)(t)	Square	1/29/2025	895	820	492
8658833.SRDSQ, 6.45%, 7/28/2026 (a)(r)(t)	Square	1/30/2025	3,907	3,565	2,291
8663684.SRDSQ, 5.03%, 7/29/2026 (a)(r)(t)	Square	1/31/2025	20,964	19,493	14,972
8747951.SRDSQ, 4.72%, 8/19/2026 (a)(r)(t)	Square	2/21/2025	68,056	63,561	58,780
8772076.SRDSQ, 4.72%, 8/25/2026 (a)(r)(t)	Square	2/27/2025	32,908	30,734	29,937
8772179.SRDSQ, 5.35%, 8/26/2026 (a)(n)(r)(t)	Square	2/28/2025	60,148	55,683	4,451
8781177.SRDSQ, 4.72%, 8/27/2026 (a)(r)(t)	Square	3/03/2025	2,418	2,258	2,228
8782871.SRDSQ, 6.10%, 8/27/2026 (a)(n)(r)(t)	Square	3/03/2025	5,739	5,258	425
8783511.SRDSQ, 4.71%, 8/27/2026 (a)(r)(t)	Square	3/03/2025	1,693	1,581	1,593
8783706.SRDSQ, 6.10%, 8/27/2026 (a)(r)(t)	Square	3/03/2025	1,610	1,475	1,262
8786224.SRDSQ, 6.44%, 8/28/2026 (a)(r)(t)	Square	3/04/2025	511	466	413
8786249.SRDSQ, 6.44%, 8/28/2026 (a)(n)(r)(t)	Square	3/04/2025	3,881	3,539	287
8787155.SRDSQ, 4.72%, 8/28/2026 (a)(n)(r)(t)	Square	3/04/2025	2,952	2,757	218
8787249.SRDSQ, 6.44%, 8/28/2026 (a)(n)(r)(t)	Square	3/04/2025	5,009	4,567	371
8787289.SRDSQ, 4.71%, 8/28/2026 (a)(n)(r)(t)	Square	3/04/2025	1,764	1,648	1,076
8787339.SRDSQ, 4.93%, 8/28/2026 (a)(n)(r)(t)	Square	3/04/2025	2,098	1,953	783
8788121.SRDSQ, 6.10%, 8/28/2026 (a)(r)(t)	Square	3/04/2025	2,545	2,332	2,102
8790134.SRDSQ, 6.44%, 9/2/2026 (a)(n)(r)(t)	Square	3/05/2025	1,405	1,282	446
8790392.SRDSQ, 6.47%, 9/2/2026 (a)(n)(r)(t)	Square	3/05/2025	325	296	245
8790645.SRDSQ, 5.03%, 9/2/2026 (a)(n)(r)(t)	Square	3/05/2025	763	709	670
8791900.SRDSQ, 5.03%, 9/3/2026 (a)(n)(r)(t)	Square	3/05/2025	7,790	7,243	6,954
8793012.SRDSQ, 5.35%, 9/3/2026 (a)(r)(t)	Square	3/05/2025	1,452	1,344	1,136
8793082.SRDSQ, 6.45%, 9/3/2026 (a)(n)(r)(t)	Square	3/05/2025	455	415	361
8793207.SRDSQ, 4.94%, 9/3/2026 (a)(n)(r)(t)	Square	3/05/2025	7,021	6,537	3,606
8793280.SRDSQ, 4.71%, 9/3/2026 (a)(n)(r)(t)	Square	3/05/2025	4,109	3,838	3,075
8794211.SRDSQ, 4.71%, 9/3/2026 (a)(n)(r)(t)	Square	3/05/2025	815	762	491
8796264.SRDSQ, 6.10%, 9/4/2026 (a)(n)(r)(t)	Square	3/06/2025	12,810	11,736	6,975
8796623.SRDSQ, 6.29%, 9/4/2026 (a)(n)(r)(t)	Square	3/06/2025	2,192	2,003	682
8796788.SRDSQ, 5.03%, 9/4/2026 (a)(r)(t)	Square	3/06/2025	1,616	1,502	1,364
8796868.SRDSQ, 4.72%, 9/4/2026 (a)(r)(t)	Square	3/06/2025	9,415	8,793	7,856
8798433.SRDSQ, 5.35%, 9/4/2026 (a)(n)(r)(t)	Square	3/06/2025	9,357	8,662	692
8798521.SRDSQ, 5.60%, 9/4/2026 (a)(r)(t)	Square	3/06/2025	10,922	10,076	9,135
8799745.SRDSQ, 6.10%, 9/5/2026 (a)(n)(r)(t)	Square	3/07/2025	1,397	1,280	739
8799880.SRDSQ, 4.71%, 9/5/2026 (a)(n)(r)(t)	Square	3/07/2025	4,780	4,464	2,100
8801113.SRDSQ, 5.03%, 9/5/2026 (a)(r)(t)	Square	3/07/2025	3,849	3,579	3,463
8801305.SRDSQ, 6.46%, 9/5/2026 (a)(n)(r)(t)	Square	3/07/2025	731	667	300

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

134	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
8801665.SRDSQ, 5.03%, 9/5/2026 (a)(r)(t)	Square	3/07/2025	$2,397	$2,229	$1,982
8801763.SRDSQ, 5.35%, 9/5/2026 (a)(r)(t)	Square	3/07/2025	10,295	9,532	8,602
8803430.SRDSQ, 4.71%, 9/5/2026 (a)(r)(t)	Square	3/07/2025	559	523	526
8807780.SRDSQ, 6.45%, 9/6/2026 (a)(r)(t)	Square	3/10/2025	267	243	219
8808569.SRDSQ, 4.72%, 9/6/2026 (a)(r)(t)	Square	3/10/2025	5,917	5,525	5,321
8809310.SRDSQ, 5.63%, 9/6/2026 (a)(n)(r)(t)	Square	3/10/2025	1,255	1,157	369
8814298.SRDSQ, 5.04%, 9/7/2026 (a)(r)(t)	Square	3/11/2025	881	820	691
8814361.SRDSQ, 4.72%, 9/7/2026 (a)(r)(t)	Square	3/11/2025	5,800	5,417	4,435
8814976.SRDSQ, 5.63%, 9/8/2026 (a)(n)(r)(t)	Square	3/12/2025	5,100	4,702	377
8815263.SRDSQ, 5.34%, 9/8/2026 (a)(n)(r)(t)	Square	3/12/2025	967	895	680
8815958.SRDSQ, 4.71%, 9/9/2026 (a)(n)(r)(t)	Square	3/12/2025	3,698	3,454	1,361
8816174.SRDSQ, 4.90%, 9/9/2026 (a)(n)(r)(t)	Square	3/12/2025	399	372	30
8816331.SRDSQ, 6.45%, 9/9/2026 (a)(r)(t)	Square	3/12/2025	1,245	1,135	1,067
8817397.SRDSQ, 5.59%, 9/10/2026 (a)(r)(t)	Square	3/12/2025	352	325	332
8820157.SRDSQ, 5.03%, 9/10/2026 (a)(r)(t)	Square	3/12/2025	883	821	769
8820346.SRDSQ, 5.03%, 9/10/2026 (a)(n)(r)(t)	Square	3/12/2025	2,243	2,085	166
8820355.SRDSQ, 5.62%, 9/10/2026 (a)(r)(t)	Square	3/12/2025	560	516	234
8820995.SRDSQ, 4.94%, 9/10/2026 (a)(r)(t)	Square	3/12/2025	2,755	2,565	1,389
8821753.SRDSQ, 5.03%, 9/11/2026 (a)(r)(t)	Square	3/13/2025	371	345	358
8822076.SRDSQ, 4.71%, 9/11/2026 (a)(r)(t)	Square	3/13/2025	824	769	775
8822571.SRDSQ, 5.34%, 9/11/2026 (a)(r)(t)	Square	3/13/2025	772	714	656
8823658.SRDSQ, 5.03%, 9/11/2026 (a)(r)(t)	Square	3/13/2025	1,190	1,106	1,110
8824055.SRDSQ, 5.60%, 9/11/2026 (a)(r)(t)	Square	3/13/2025	916	845	641
8827095.SRDSQ, 5.35%, 9/12/2026 (a)(n)(r)(t)	Square	3/14/2025	7,310	6,767	541
8828254.SRDSQ, 6.45%, 9/12/2026 (a)(r)(t)	Square	3/14/2025	8,539	7,786	4,572
8829482.SRDSQ, 4.72%, 9/12/2026 (a)(r)(t)	Square	3/14/2025	26,156	24,429	13,735
8830097.SRDSQ, 6.11%, 9/12/2026 (a)(r)(t)	Square	3/14/2025	1,563	1,432	557
8838190.SRDSQ, 6.10%, 9/13/2026 (a)(n)(r)(t)	Square	3/17/2025	3,721	3,409	2,119
8838686.SRDSQ, 5.91%, 9/13/2026 (a)(r)(t)	Square	3/17/2025	6,880	6,320	6,247
8842571.SRDSQ, 5.60%, 9/14/2026 (a)(n)(r)(t)	Square	3/18/2025	34,472	31,802	2,551
8843494.SRDSQ, 6.10%, 9/14/2026 (a)(n)(r)(t)	Square	3/18/2025	7,078	6,485	524
8843606.SRDSQ, 5.03%, 9/14/2026 (a)(r)(t)	Square	3/18/2025	4,707	4,377	3,917
8844126.SRDSQ, 5.35%, 9/14/2026 (a)(r)(t)	Square	3/18/2025	591	547	531
8844378.SRDSQ, 6.45%, 9/15/2026 (a)(r)(t)	Square	3/19/2025	887	808	751
8845660.SRDSQ, 5.60%, 9/15/2026 (a)(r)(t)	Square	3/19/2025	2,721	2,510	1,979
8845904.SRDSQ, 5.91%, 9/15/2026 (a)(r)(t)	Square	3/19/2025	3,288	3,021	1,940
8846244.SRDSQ, 6.28%, 9/16/2026 (a)(n)(r)(t)	Square	3/19/2025	1,435	1,311	106
8846293.SRDSQ, 6.10%, 9/16/2026 (a)(r)(t)	Square	3/19/2025	1,291	1,183	986
8846590.SRDSQ, 4.93%, 9/16/2026 (a)(n)(r)(t)	Square	3/19/2025	206	192	15
8846965.SRDSQ, 4.72%, 9/16/2026 (a)(r)(t)	Square	3/19/2025	5,100	4,763	4,231
8848174.SRDSQ, 5.03%, 9/17/2026 (a)(r)(t)	Square	3/19/2025	1,754	1,631	1,674
8849410.SRDSQ, 4.72%, 9/17/2026 (a)(r)(t)	Square	3/19/2025	3,392	3,168	2,847
8856410.SRDSQ, 6.45%, 9/18/2026 (a)(n)(r)(t)	Square	3/20/2025	46,650	42,537	3,452
8858134.SRDSQ, 5.03%, 9/19/2026 (a)(r)(t)	Square	3/21/2025	3,011	2,800	2,698
8859734.SRDSQ, 4.72%, 9/19/2026 (a)(n)(r)(t)	Square	3/21/2025	1,919	1,792	1,721
8861763.SRDSQ, 5.35%, 9/19/2026 (a)(n)(r)(t)	Square	3/21/2025	3,551	3,287	2,101
8862050.SRDSQ, 5.91%, 9/19/2026 (a)(n)(r)(t)	Square	3/21/2025	8,415	7,729	623
8865022.SRDSQ, 4.72%, 9/20/2026 (a)(r)(t)	Square	3/24/2025	42	39	42
8865123.SRDSQ, 4.72%, 9/20/2026 (a)(r)(t)	Square	3/24/2025	2,532	2,365	2,186
8865825.SRDSQ, 6.44%, 9/20/2026 (a)(n)(r)(t)	Square	3/24/2025	1,225	1,117	293
8866439.SRDSQ, 6.29%, 9/20/2026 (a)(n)(r)(t)	Square	3/24/2025	3,303	3,018	1,608
8866572.SRDSQ, 4.72%, 9/20/2026 (a)(r)(t)	Square	3/24/2025	7,759	7,247	7,377

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	135

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
8867705.SRDSQ, 5.03%, 9/20/2026 (a)(n)(r)(t)	Square	3/24/2025	$12,243	$11,384	$906
8869291.SRDSQ, 5.60%, 9/20/2026 (a)(n)(r)(t)	Square	3/25/2025	4,977	4,591	368
8869309.SRDSQ, 4.72%, 9/20/2026 (a)(n)(r)(t)	Square	3/25/2025	33,585	31,365	2,485
8869716.SRDSQ, 4.72%, 9/20/2026 (a)(r)(t)	Square	3/25/2025	518	484	498
8871430.SRDSQ, 6.09%, 9/21/2026 (a)(r)(t)	Square	3/25/2025	1,661	1,522	567
8871441.SRDSQ, 6.29%, 9/21/2026 (a)(r)(t)	Square	3/25/2025	809	739	515
8872551.SRDSQ, 5.63%, 9/21/2026 (a)(n)(r)(t)	Square	3/25/2025	1,824	1,682	135
8873158.SRDSQ, 4.72%, 9/21/2026 (a)(r)(t)	Square	3/25/2025	1,446	1,351	1,352
8875459.SRDSQ, 5.91%, 9/22/2026 (a)(n)(r)(t)	Square	3/26/2025	2,823	2,593	966
8875520.SRDSQ, 4.71%, 9/22/2026 (a)(n)(r)(t)	Square	3/26/2025	1,389	1,298	644
8875914.SRDSQ, 5.03%, 9/22/2026 (a)(r)(t)	Square	3/26/2025	3,207	2,982	2,428
8875945.SRDSQ, 4.72%, 9/22/2026 (a)(n)(r)(t)	Square	3/26/2025	19,123	17,860	6,416
8876496.SRDSQ, 6.29%, 9/23/2026 (a)(n)(r)(t)	Square	3/26/2025	5,978	5,462	442
8876805.SRDSQ, 6.10%, 9/23/2026 (a)(r)(t)	Square	3/26/2025	1,246	1,142	791
8876835.SRDSQ, 6.45%, 9/23/2026 (a)(r)(t)	Square	3/26/2025	3,012	2,746	2,053
8877289.SRDSQ, 6.45%, 9/24/2026 (a)(n)(r)(t)	Square	3/26/2025	2,193	2,000	162
8878305.SRDSQ, 6.45%, 9/24/2026 (a)(n)(r)(t)	Square	3/26/2025	3,150	2,872	233
8881195.SRDSQ, 5.60%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	606	559	526
8881294.SRDSQ, 6.45%, 9/25/2026 (a)(n)(r)(t)	Square	3/27/2025	895	816	66
8881347.SRDSQ, 4.72%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	489	456	469
8881462.SRDSQ, 6.44%, 9/25/2026 (a)(n)(r)(t)	Square	3/27/2025	5,940	5,416	440
8882110.SRDSQ, 6.44%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	1,924	1,754	1,449
8883615.SRDSQ, 4.72%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	12,297	11,485	9,584
8884440.SRDSQ, 5.03%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	1,782	1,657	1,733
8884922.SRDSQ, 5.03%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	1,796	1,670	1,475
8885015.SRDSQ, 4.71%, 9/25/2026 (a)(r)(t)	Square	3/27/2025	625	584	613
8888639.SRDSQ, 5.02%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	365	339	340
8888664.SRDSQ, 5.62%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	228	211	213
8889346.SRDSQ, 5.03%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	2,126	1,977	1,509
8889357.SRDSQ, 4.72%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	6,946	6,487	6,200
8890027.SRDSQ, 6.45%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	12,789	11,662	10,239
8890516.SRDSQ, 4.72%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	2,266	2,116	1,943
8890709.SRDSQ, 5.63%, 9/26/2026 (a)(n)(r)(t)	Square	3/28/2025	3,433	3,166	2,003
8890760.SRDSQ, 4.72%, 9/26/2026 (a)(r)(t)	Square	3/28/2025	10,665	9,960	8,422
8896160.SRDSQ, 4.72%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	1,801	1,684	1,560
8897788.SRDSQ, 5.35%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	2,310	2,139	2,152
8897901.SRDSQ, 6.45%, 9/27/2026 (a)(n)(r)(t)	Square	3/31/2025	4,367	3,982	323
8897918.SRDSQ, 5.03%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	1,651	1,535	1,562
8898145.SRDSQ, 6.10%, 9/27/2026 (a)(r)(t)	Square	3/31/2025	1,226	1,123	932
9019873.SRDSQ, 6.45%, 10/29/2026 (a)(n)(r)(t)	Square	5/01/2025	5,969	5,443	442
9024534.SRDSQ, 5.36%, 10/29/2026 (a)(r)(t)	Square	5/01/2025	779	721	621
9025640.SRDSQ, 4.72%, 10/30/2026 (a)(r)(t)	Square	5/02/2025	986	921	963
9029110.SRDSQ, 5.35%, 10/30/2026 (a)(r)(t)	Square	5/02/2025	6,336	5,866	4,477
9032048.SRDSQ, 5.60%, 11/1/2026 (a)(r)(t)	Square	5/05/2025	533	492	500
9032834.SRDSQ, 5.60%, 11/1/2026 (a)(n)(r)(t)	Square	5/05/2025	279	257	267
9033015.SRDSQ, 5.03%, 11/1/2026 (a)(n)(r)(t)	Square	5/05/2025	1,863	1,733	470
9036259.SRDSQ, 4.72%, 11/1/2026 (a)(r)(t)	Square	5/05/2025	1,093	1,021	1,065
9036666.SRDSQ, 6.29%, 11/1/2026 (a)(n)(r)(t)	Square	5/05/2025	1,684	1,538	1,191
9036861.SRDSQ, 4.73%, 11/1/2026 (a)(r)(t)	Square	5/05/2025	502	469	493
9037328.SRDSQ, 4.72%, 11/2/2026 (a)(r)(t)	Square	5/06/2025	6,783	6,334	6,691
9040940.SRDSQ, 5.91%, 11/2/2026 (a)(n)(r)(t)	Square	5/06/2025	15,284	14,039	1,131
9041913.SRDSQ, 6.08%, 11/3/2026 (a)(r)(t)	Square	5/07/2025	835	765	570

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

136	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
9042530.SRDSQ, 5.03%, 11/4/2026 (a)(r)(t)	Square	5/07/2025	$853	$793	$819
9043119.SRDSQ, 4.72%, 11/4/2026 (a)(r)(t)	Square	5/07/2025	1,674	1,564	1,585
9045580.SRDSQ, 6.10%, 11/5/2026 (a)(r)(t)	Square	5/07/2025	1,591	1,457	1,466
9047192.SRDSQ, 4.72%, 11/5/2026 (a)(n)(r)(t)	Square	5/07/2025	1,575	1,470	1,448
9050019.SRDSQ, 6.09%, 11/6/2026 (a)(n)(r)(t)	Square	5/08/2025	1,456	1,334	297
9050433.SRDSQ, 6.48%, 11/6/2026 (a)(r)(t)	Square	5/08/2025	152	139	131
9051869.SRDSQ, 6.45%, 11/6/2026 (a)(r)(t)	Square	5/08/2025	4,227	3,854	2,566
9053400.SRDSQ, 6.44%, 11/7/2026 (a)(r)(t)	Square	5/09/2025	70	64	66
9053481.SRDSQ, 4.93%, 11/7/2026 (a)(n)(r)(t)	Square	5/09/2025	1,999	1,861	1,456
9055905.SRDSQ, 5.03%, 11/7/2026 (a)(r)(t)	Square	5/09/2025	5,293	4,922	5,141
9060155.SRDSQ, 6.10%, 11/8/2026 (a)(n)(r)(t)	Square	5/12/2025	3,867	3,543	1,995
9061976.SRDSQ, 4.72%, 11/8/2026 (a)(r)(t)	Square	5/12/2025	1,186	1,107	996
9064240.SRDSQ, 5.60%, 11/8/2026 (a)(r)(t)	Square	5/12/2025	22,110	20,397	5,855
9067877.SRDSQ, 4.94%, 11/9/2026 (a)(r)(t)	Square	5/13/2025	774	720	553
9068017.SRDSQ, 5.03%, 11/9/2026 (a)(r)(t)	Square	5/13/2025	3,110	2,892	2,499
9070646.SRDSQ, 6.44%, 11/10/2026 (a)(r)(t)	Square	5/14/2025	2,191	1,998	910
9070751.SRDSQ, 5.34%, 11/10/2026 (a)(r)(t)	Square	5/14/2025	2,767	2,562	2,180
9071830.SRDSQ, 5.03%, 11/11/2026 (a)(r)(t)	Square	5/14/2025	24,270	22,567	17,208
9077621.SRDSQ, 4.73%, 11/13/2026 (a)(r)(t)	Square	5/15/2025	137	128	134
9090510.SRDSQ, 6.29%, 11/15/2026 (a)(r)(t)	Square	5/19/2025	12,372	11,305	7,599
9092764.SRDSQ, 4.72%, 11/16/2026 (a)(r)(t)	Square	5/20/2025	5,479	5,117	4,578
9094587.SRDSQ, 4.72%, 11/16/2026 (a)(r)(t)	Square	5/20/2025	236	220	233
9097161.SRDSQ, 4.71%, 11/16/2026 (a)(r)(t)	Square	5/21/2025	1,889	1,764	1,744
9098936.SRDSQ, 5.63%, 11/18/2026 (a)(n)(r)(t)	Square	5/21/2025	3,124	2,880	231
9102280.SRDSQ, 4.72%, 11/19/2026 (a)(r)(t)	Square	5/21/2025	10,327	9,644	9,858
9110483.SRDSQ, 6.10%, 11/21/2026 (a)(r)(t)	Square	5/23/2025	413	378	398
9117805.SRDSQ, 4.72%, 11/22/2026 (a)(r)(t)	Square	5/27/2025	328	306	324
9126683.SRDSQ, 6.11%, 11/23/2026 (a)(r)(t)	Square	5/28/2025	133	122	129
9129965.SRDSQ, 6.45%, 11/26/2026 (a)(n)(r)(t)	Square	5/29/2025	4,235	3,862	910
9131682.SRDSQ, 4.72%, 11/27/2026 (a)(r)(t)	Square	5/29/2025	1,948	1,819	1,875
9132497.SRDSQ, 5.91%, 11/27/2026 (a)(r)(t)	Square	5/29/2025	1,895	1,741	1,469
9132740.SRDSQ, 6.10%, 11/27/2026 (a)(r)(t)	Square	5/29/2025	286	262	280
9138176.SRDSQ, 5.60%, 11/28/2026 (a)(r)(t)	Square	5/30/2025	2,404	2,218	1,495
9138765.SRDSQ, 6.10%, 11/28/2026 (a)(r)(t)	Square	5/30/2025	426	390	417
9269701.SRDSQ, 4.72%, 12/27/2026 (a)(r)(t)	Square	7/01/2025	945	882	928
9270050.SRDSQ, 4.72%, 12/27/2026 (a)(r)(t)	Square	7/01/2025	3,742	3,495	3,578
9272086.SRDSQ, 5.03%, 12/27/2026 (a)(r)(t)	Square	7/01/2025	1,849	1,719	1,792
9273117.SRDSQ, 5.04%, 12/28/2026 (a)(r)(t)	Square	7/02/2025	2,049	1,905	1,917
9273276.SRDSQ, 6.45%, 12/28/2026 (a)(n)(r)(t)	Square	7/02/2025	2,465	2,247	2,194
9273699.SRDSQ, 4.71%, 12/29/2026 (a)(r)(t)	Square	7/02/2025	1,477	1,379	1,427
9274519.SRDSQ, 6.44%, 12/29/2026 (a)(n)(r)(t)	Square	7/02/2025	665	606	140
9274555.SRDSQ, 5.03%, 12/29/2026 (a)(r)(t)	Square	7/02/2025	13,721	12,759	13,020
9278266.SRDSQ, 4.72%, 12/30/2026 (a)(r)(t)	Square	7/02/2025	250	233	244
9278339.SRDSQ, 5.03%, 12/30/2026 (a)(r)(t)	Square	7/02/2025	3,265	3,036	3,107
9280998.SRDSQ, 4.72%, 1/1/2027 (a)(n)(r)(t)	Square	7/03/2025	8,264	7,718	612
9294126.SRDSQ, 4.72%, 1/2/2027 (a)(r)(t)	Square	7/07/2025	4,552	4,252	4,450
9295166.SRDSQ, 4.72%, 1/2/2027 (a)(r)(t)	Square	7/07/2025	1,570	1,466	1,536
9295453.SRDSQ, 5.35%, 1/2/2027 (a)(n)(r)(t)	Square	7/07/2025	10,540	9,758	9,103
9298336.SRDSQ, 5.63%, 1/3/2027 (a)(n)(r)(t)	Square	7/08/2025	274	253	247
9298854.SRDSQ, 5.91%, 1/3/2027 (a)(r)(t)	Square	7/08/2025	880	809	849
9299692.SRDSQ, 5.33%, 1/3/2027 (a)(n)(r)(t)	Square	7/08/2025	976	903	737
9299852.SRDSQ, 5.03%, 1/3/2027 (a)(r)(t)	Square	7/08/2025	374	347	368

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	137

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
9300188.SRDSQ, 4.72%, 1/3/2027 (a)(r)(t)	Square	7/08/2025	$1,238	$1,156	$1,219
9300890.SRDSQ, 5.60%, 1/4/2027 (a)(n)(r)(t)	Square	7/09/2025	2,924	2,697	2,619
9306838.SRDSQ, 6.45%, 1/7/2027 (a)(n)(r)(t)	Square	7/09/2025	3,172	2,892	1,584
9309900.SRDSQ, 5.64%, 1/8/2027 (a)(r)(t)	Square	7/10/2025	876	807	636
9310443.SRDSQ, 5.60%, 1/8/2027 (a)(r)(t)	Square	7/10/2025	3,851	3,553	1,831
9312450.SRDSQ, 6.10%, 1/8/2027 (a)(r)(t)	Square	7/10/2025	1,111	1,018	1,079
9313217.SRDSQ, 4.72%, 1/8/2027 (a)(r)(t)	Square	7/10/2025	4,821	4,502	4,615
9313593.SRDSQ, 6.11%, 1/8/2027 (a)(n)(r)(t)	Square	7/10/2025	4,546	4,165	336
9316958.SRDSQ, 6.10%, 1/9/2027 (a)(r)(t)	Square	7/11/2025	4,540	4,159	4,259
9317576.SRDSQ, 5.73%, 1/9/2027 (a)(r)(t)	Square	7/11/2025	379	349	372
9317754.SRDSQ, 6.67%, 1/9/2027 (a)(r)(t)	Square	7/11/2025	896	815	669
9318572.SRDSQ, 4.72%, 1/9/2027 (a)(r)(t)	Square	7/11/2025	1,302	1,216	1,284
9323490.SRDSQ, 5.91%, 1/10/2027 (a)(r)(t)	Square	7/14/2025	8,210	7,541	1,921
9324036.SRDSQ, 5.03%, 1/10/2027 (a)(n)(r)(t)	Square	7/14/2025	15,923	14,805	11,581
9325742.SRDSQ, 5.60%, 1/10/2027 (a)(r)(t)	Square	7/14/2025	9,155	8,446	8,797
9326269.SRDSQ, 6.67%, 1/11/2027 (a)(r)(t)	Square	7/15/2025	6,159	5,599	2,961
9327400.SRDSQ, 6.43%, 1/11/2027 (a)(r)(t)	Square	7/15/2025	515	469	478
9327730.SRDSQ, 5.35%, 1/11/2027 (a)(r)(t)	Square	7/15/2025	7,283	6,742	7,106
9329587.SRDSQ, 4.72%, 1/11/2027 (a)(n)(r)(t)	Square	7/15/2025	38,015	35,503	2,813
9330648.SRDSQ, 5.35%, 1/12/2027 (a)(r)(t)	Square	7/16/2025	437	405	431
9330911.SRDSQ, 5.47%, 1/12/2027 (a)(r)(t)	Square	7/16/2025	1,686	1,558	1,499
9331019.SRDSQ, 4.72%, 1/12/2027 (a)(r)(t)	Square	7/16/2025	5,871	5,483	5,626
9337070.SRDSQ, 6.67%, 1/14/2027 (a)(n)(r)(t)	Square	7/16/2025	6,824	6,204	505
9337572.SRDSQ, 4.73%, 1/14/2027 (a)(r)(t)	Square	7/16/2025	281	262	278
9338715.SRDSQ, 4.72%, 1/15/2027 (a)(r)(t)	Square	7/17/2025	8,092	7,557	7,879
9340619.SRDSQ, 4.72%, 1/15/2027 (a)(r)(t)	Square	7/17/2025	15,299	14,288	14,784
9343861.SRDSQ, 4.72%, 1/16/2027 (a)(r)(t)	Square	7/18/2025	866	809	850
9344018.SRDSQ, 6.51%, 1/16/2027 (a)(r)(t)	Square	7/18/2025	3,635	3,312	2,917
9345028.SRDSQ, 5.97%, 1/16/2027 (a)(r)(t)	Square	7/18/2025	3,260	2,992	2,966
9345365.SRDSQ, 5.03%, 1/16/2027 (a)(r)(t)	Square	7/18/2025	1,852	1,722	1,806
9346014.SRDSQ, 5.15%, 1/16/2027 (a)(r)(t)	Square	7/18/2025	980	909	924
9346407.SRDSQ, 4.94%, 1/16/2027 (a)(n)(r)(t)	Square	7/18/2025	13,331	12,412	986
9349320.SRDSQ, 6.45%, 1/17/2027 (a)(r)(t)	Square	7/21/2025	4,021	3,667	2,843
9353878.SRDSQ, 4.72%, 1/18/2027 (a)(r)(t)	Square	7/22/2025	5,023	4,691	4,843
9355788.SRDSQ, 5.03%, 1/18/2027 (a)(r)(t)	Square	7/22/2025	507	471	500
9358434.SRDSQ, 6.35%, 1/20/2027 (a)(r)(t)	Square	7/23/2025	3,230	2,949	1,901
9361355.SRDSQ, 4.72%, 1/21/2027 (a)(r)(t)	Square	7/23/2025	96	90	95
9362029.SRDSQ, 6.66%, 1/21/2027 (a)(r)(t)	Square	7/23/2025	863	784	218
9363550.SRDSQ, 5.47%, 1/21/2027 (a)(r)(t)	Square	7/23/2025	362	335	70
9366107.SRDSQ, 4.72%, 1/22/2027 (a)(r)(t)	Square	7/24/2025	3,880	3,623	3,805
9366691.SRDSQ, 6.37%, 1/22/2027 (a)(r)(t)	Square	7/24/2025	634	579	587
9366774.SRDSQ, 5.47%, 1/22/2027 (a)(r)(t)	Square	7/24/2025	1,848	1,707	1,822
9369392.SRDSQ, 4.72%, 1/23/2027 (a)(r)(t)	Square	7/25/2025	720	672	706
9374556.SRDSQ, 4.73%, 1/24/2027 (a)(r)(t)	Square	7/28/2025	2,158	2,015	942
9377181.SRDSQ, 5.97%, 1/24/2027 (a)(r)(t)	Square	7/28/2025	2,552	2,342	528
9378105.SRDSQ, 6.67%, 1/24/2027 (a)(r)(t)	Square	7/28/2025	4,520	4,109	4,111
9379229.SRDSQ, 5.99%, 1/25/2027 (a)(r)(t)	Square	7/29/2025	1,937	1,777	1,399
9381416.SRDSQ, 4.72%, 1/25/2027 (a)(n)(r)(t)	Square	7/29/2025	7,847	7,328	581
9383985.SRDSQ, 4.72%, 1/25/2027 (a)(r)(t)	Square	7/29/2025	36,625	34,204	31,999
9475112.SRDSQ, 4.72%, 1/27/2027 (a)(r)(t)	Square	7/30/2025	712	665	698
9482981.SRDSQ, 6.35%, 1/27/2027 (a)(n)(r)(t)	Square	7/30/2025	3,419	3,121	3,169
9579121.SRDSQ, 4.72%, 1/28/2027 (a)(r)(t)	Square	7/30/2025	3,040	2,839	2,956

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

138	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
9587038.SRDSQ, 4.72%, 1/28/2027 (a)(r)(t)	Square	7/30/2025	$3,623	$3,383	$2,997
9587391.SRDSQ, 4.72%, 1/28/2027 (a)(r)(t)	Square	7/30/2025	1,320	1,233	1,280
9610515.SRDSQ, 4.72%, 1/29/2027 (a)(r)(t)	Square	7/31/2025	1,516	1,419	1,481
9610766.SRDSQ, 4.72%, 1/29/2027 (a)(r)(t)	Square	7/31/2025	12,877	12,026	12,478
9615585.SRDSQ, 4.72%, 1/30/2027 (a)(r)(t)	Square	8/01/2025	55,720	52,038	54,233
9622101.SRDSQ, 5.47%, 1/31/2027 (a)(r)(t)	Square	8/04/2025	47,428	43,924	45,099
9662239.SRDSQ, 5.16%, 2/11/2027 (a)(r)(t)	Square	8/13/2025	80,320	74,552	77,011
9667221.SRDSQ, 4.72%, 2/12/2027 (a)(r)(t)	Square	8/14/2025	101,142	94,458	97,561
9670195.SRDSQ, 4.72%, 2/13/2027 (a)(r)(t)	Square	8/15/2025	55,099	51,458	53,622
9671767.SRDSQ, 4.72%, 2/13/2027 (a)(r)(t)	Square	8/15/2025	71,778	67,034	69,251
9677053.SRDSQ, 4.72%, 2/14/2027 (a)(r)(t)	Square	8/18/2025	50,263	46,941	48,488
9678930.SRDSQ, 5.16%, 2/14/2027 (a)(r)(t)	Square	8/18/2025	45,020	41,788	43,467
9692562.SRDSQ, 4.72%, 2/19/2027 (a)(r)(t)	Square	8/21/2025	42,228	39,437	40,893
9703655.SRDSQ, 4.72%, 2/21/2027 (a)(r)(t)	Square	8/25/2025	67,736	63,260	60,611
9716921.SRDSQ, 4.72%, 2/25/2027 (a)(r)(t)	Square	8/27/2025	15,878	14,829	15,689
9724328.SRDSQ, 4.72%, 2/27/2027 (a)(r)(t)	Square	8/29/2025	117,509	109,749	111,175
9732085.SRDSQ, 6.36%, 2/28/2027 (a)(r)(t)	Square	9/02/2025	241	220	236
9732329.SRDSQ, 4.72%, 2/28/2027 (a)(r)(t)	Square	9/02/2025	11,358	10,608	11,037
9734523.SRDSQ, 4.72%, 2/28/2027 (a)(n)(r)(t)	Square	9/02/2025	6,270	5,855	3,420
9735059.SRDSQ, 4.71%, 2/28/2027 (a)(r)(t)	Square	9/02/2025	446	417	437
9735472.SRDSQ, 6.35%, 2/28/2027 (a)(r)(t)	Square	9/02/2025	985	899	908
9735750.SRDSQ, 6.66%, 2/28/2027 (a)(r)(t)	Square	9/02/2025	1,878	1,707	1,443
9735885.SRDSQ, 5.47%, 2/28/2027 (a)(r)(t)	Square	9/02/2025	888	824	873
9736256.SRDSQ, 5.47%, 2/28/2027 (a)(r)(t)	Square	9/02/2025	2,331	2,154	2,287
9736798.SRDSQ, 4.72%, 2/28/2027 (a)(r)(t)	Square	9/03/2025	2,796	2,612	2,729
9737495.SRDSQ, 6.52%, 2/28/2027 (a)(r)(t)	Square	9/03/2025	717	653	485
9738105.SRDSQ, 5.16%, 2/28/2027 (a)(r)(t)	Square	9/03/2025	3,201	2,971	2,500
9738522.SRDSQ, 5.98%, 2/28/2027 (a)(n)(r)(t)	Square	9/03/2025	1,920	1,762	1,531
9738924.SRDSQ, 6.51%, 2/28/2027 (a)(r)(t)	Square	9/03/2025	2,857	2,602	1,497
9741803.SRDSQ, 4.72%, 2/28/2027 (a)(r)(t)	Square	9/04/2025	3,435	3,208	3,323
9742042.SRDSQ, 6.66%, 2/28/2027 (a)(n)(r)(t)	Square	9/04/2025	1,593	1,448	1,296
9742307.SRDSQ, 4.72%, 2/28/2027 (a)(r)(t)	Square	9/04/2025	16,845	15,731	14,316
9743186.SRDSQ, 5.47%, 2/28/2027 (a)(r)(t)	Square	9/04/2025	4,998	4,619	4,345
9744304.SRDSQ, 5.16%, 3/1/2027 (a)(r)(t)	Square	9/04/2025	2,625	2,436	1,978
9744464.SRDSQ, 5.47%, 3/1/2027 (a)(r)(t)	Square	9/04/2025	3,388	3,131	3,228
9744652.SRDSQ, 5.15%, 3/1/2027 (a)(r)(t)	Square	9/04/2025	1,586	1,473	1,545
9744773.SRDSQ, 5.47%, 3/1/2027 (a)(r)(t)	Square	9/04/2025	7,126	6,585	6,596
9746762.SRDSQ, 5.72%, 3/2/2027 (a)(r)(t)	Square	9/04/2025	12,371	11,392	11,178
9748031.SRDSQ, 5.97%, 3/2/2027 (a)(n)(r)(t)	Square	9/04/2025	1,235	1,134	1,130
9749486.SRDSQ, 5.72%, 3/2/2027 (a)(r)(t)	Square	9/04/2025	1,893	1,744	1,812
9749732.SRDSQ, 5.98%, 3/2/2027 (a)(n)(r)(t)	Square	9/04/2025	3,519	3,229	2,760
9749976.SRDSQ, 4.71%, 3/2/2027 (a)(r)(t)	Square	9/04/2025	1,027	960	997
9750068.SRDSQ, 4.72%, 3/3/2027 (a)(r)(t)	Square	9/05/2025	8,067	7,534	7,891
9752419.SRDSQ, 6.51%, 3/3/2027 (a)(r)(t)	Square	9/05/2025	2,718	2,476	2,371
9752690.SRDSQ, 4.72%, 3/3/2027 (a)(r)(t)	Square	9/05/2025	2,995	2,797	2,920
9753257.SRDSQ, 6.51%, 3/3/2027 (a)(r)(t)	Square	9/05/2025	2,862	2,608	2,660
9754152.SRDSQ, 4.72%, 3/3/2027 (a)(r)(t)	Square	9/05/2025	12,162	11,358	10,480
9757629.SRDSQ, 6.34%, 3/4/2027 (a)(r)(t)	Square	9/08/2025	674	616	624
9759715.SRDSQ, 4.72%, 3/4/2027 (a)(r)(t)	Square	9/08/2025	19,172	17,905	18,760
9762311.SRDSQ, 5.98%, 3/5/2027 (a)(r)(t)	Square	9/09/2025	4,161	3,818	3,659
9762788.SRDSQ, 4.72%, 3/5/2027 (a)(r)(t)	Square	9/09/2025	4,762	4,447	4,074
9764382.SRDSQ, 4.72%, 3/5/2027 (a)(r)(t)	Square	9/09/2025	11,248	10,504	10,829

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	139

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
9765609.SRDSQ, 5.49%, 3/5/2027 (a)(r)(t)	Square	9/09/2025	$85	$78	$80
9765697.SRDSQ, 5.16%, 3/5/2027 (a)(r)(t)	Square	9/09/2025	3,047	2,828	2,299
9765837.SRDSQ, 4.72%, 3/5/2027 (a)(r)(t)	Square	9/09/2025	743	694	722
9765903.SRDSQ, 5.72%, 3/5/2027 (a)(r)(t)	Square	9/09/2025	633	583	624
9766099.SRDSQ, 6.67%, 3/5/2027 (a)(r)(t)	Square	9/09/2025	5,269	4,790	4,963
9766675.SRDSQ, 5.72%, 3/5/2027 (a)(r)(t)	Square	9/09/2025	1,478	1,361	1,414
9766819.SRDSQ, 4.72%, 3/6/2027 (a)(r)(t)	Square	9/10/2025	1,022	954	1,005
9766933.SRDSQ, 5.14%, 3/6/2027 (a)(r)(t)	Square	9/10/2025	639	593	620
9767015.SRDSQ, 5.16%, 3/6/2027 (a)(r)(t)	Square	9/10/2025	13,893	12,896	10,392
9767471.SRDSQ, 5.98%, 3/6/2027 (a)(r)(t)	Square	9/10/2025	3,571	3,277	3,480
9768051.SRDSQ, 4.72%, 3/7/2027 (a)(r)(t)	Square	9/10/2025	14,063	13,133	13,563
9773749.SRDSQ, 6.66%, 3/8/2027 (a)(r)(t)	Square	9/10/2025	1,069	972	745
9773807.SRDSQ, 5.98%, 3/8/2027 (a)(r)(t)	Square	9/10/2025	1,331	1,222	1,267
9774735.SRDSQ, 4.71%, 3/9/2027 (a)(r)(t)	Square	9/11/2025	1,736	1,622	1,665
9775894.SRDSQ, 4.72%, 3/9/2027 (a)(r)(t)	Square	9/11/2025	411	384	402
9775957.SRDSQ, 5.72%, 3/9/2027 (a)(r)(t)	Square	9/11/2025	709	653	685
9776041.SRDSQ, 6.67%, 3/9/2027 (a)(r)(t)	Square	9/11/2025	980	890	746
9776101.SRDSQ, 4.72%, 3/9/2027 (a)(r)(t)	Square	9/11/2025	9,285	8,671	8,891
9776701.SRDSQ, 6.36%, 3/9/2027 (a)(n)(r)(t)	Square	9/11/2025	2,498	2,280	301
9777235.SRDSQ, 4.72%, 3/9/2027 (a)(r)(t)	Square	9/11/2025	2,643	2,468	2,545
9777429.SRDSQ, 5.47%, 3/9/2027 (a)(r)(t)	Square	9/11/2025	455	421	448
9777526.SRDSQ, 5.72%, 3/9/2027 (a)(r)(t)	Square	9/11/2025	5,839	5,377	5,704
9778303.SRDSQ, 4.72%, 3/9/2027 (a)(r)(t)	Square	9/11/2025	9,978	9,318	8,537
9778504.SRDSQ, 6.67%, 3/10/2027 (a)(r)(t)	Square	9/12/2025	3,568	3,243	1,940
9778844.SRDSQ, 4.73%, 3/10/2027 (a)(r)(t)	Square	9/12/2025	1,190	1,112	1,160
9779128.SRDSQ, 5.96%, 3/10/2027 (a)(r)(t)	Square	9/12/2025	523	480	510
9780545.SRDSQ, 5.16%, 3/10/2027 (a)(r)(t)	Square	9/12/2025	26,282	24,394	23,693
9789730.SRDSQ, 6.52%, 3/12/2027 (a)(r)(t)	Square	9/16/2025	749	682	690
9789867.SRDSQ, 4.72%, 3/12/2027 (a)(r)(t)	Square	9/16/2025	3,353	3,131	3,276
9790852.SRDSQ, 6.29%, 3/12/2027 (a)(n)(r)(t)	Square	9/16/2025	6,710	6,131	497
9793233.SRDSQ, 6.67%, 3/12/2027 (a)(r)(t)	Square	9/16/2025	1,222	1,110	1,162
9794476.SRDSQ, 5.50%, 3/13/2027 (a)(n)(r)(t)	Square	9/17/2025	21,558	19,914	1,595
9795325.SRDSQ, 4.71%, 3/14/2027 (a)(r)(t)	Square	9/17/2025	2,563	2,394	2,489
9795749.SRDSQ, 4.72%, 3/14/2027 (a)(r)(t)	Square	9/17/2025	924	863	910
9796677.SRDSQ, 4.73%, 3/15/2027 (a)(r)(t)	Square	9/17/2025	1,165	1,088	1,127
9796930.SRDSQ, 6.49%, 3/15/2027 (a)(r)(t)	Square	9/17/2025	511	465	471
9797035.SRDSQ, 4.72%, 3/15/2027 (a)(r)(t)	Square	9/17/2025	3,788	3,538	3,641
9797872.SRDSQ, 4.71%, 3/15/2027 (a)(r)(t)	Square	9/17/2025	1,121	1,047	1,095
9798086.SRDSQ, 6.67%, 3/15/2027 (a)(r)(t)	Square	9/17/2025	815	741	787
9800868.SRDSQ, 5.16%, 3/15/2027 (a)(r)(t)	Square	9/17/2025	1,689	1,568	1,638
9801078.SRDSQ, 5.16%, 3/15/2027 (a)(r)(t)	Square	9/17/2025	2,885	2,678	2,782
9801337.SRDSQ, 4.72%, 3/16/2027 (a)(r)(t)	Square	9/18/2025	1,297	1,212	1,274
9801746.SRDSQ, 6.54%, 3/16/2027 (a)(r)(t)	Square	9/18/2025	546	497	388
9801846.SRDSQ, 6.67%, 3/16/2027 (a)(r)(t)	Square	9/18/2025	1,792	1,629	1,410
9802354.SRDSQ, 5.97%, 3/16/2027 (a)(r)(t)	Square	9/18/2025	6,300	5,781	5,774
9803100.SRDSQ, 5.97%, 3/16/2027 (a)(r)(t)	Square	9/18/2025	7,014	6,437	6,555
9803939.SRDSQ, 4.72%, 3/16/2027 (a)(r)(t)	Square	9/18/2025	2,255	2,106	2,202
9804265.SRDSQ, 4.73%, 3/16/2027 (a)(r)(t)	Square	9/18/2025	210	198	207
9804429.SRDSQ, 5.53%, 3/16/2027 (a)(r)(t)	Square	9/18/2025	235	217	194
9804739.SRDSQ, 5.16%, 3/16/2027 (a)(r)(t)	Square	9/18/2025	12,088	11,220	11,285
9805373.SRDSQ, 5.16%, 3/17/2027 (a)(r)(t)	Square	9/19/2025	11,642	10,806	11,211
9807126.SRDSQ, 6.51%, 3/17/2027 (a)(r)(t)	Square	9/19/2025	25,807	23,511	21,913

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

140	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
9812255.SRDSQ, 4.71%, 3/18/2027 (a)(r)(t)	Square	9/22/2025	$2,354	$2,198	$2,306
9812859.SRDSQ, 5.50%, 3/18/2027 (a)(r)(t)	Square	9/22/2025	484	447	460
9814116.SRDSQ, 4.74%, 3/18/2027 (a)(r)(t)	Square	9/22/2025	746	696	724
9814282.SRDSQ, 5.72%, 3/18/2027 (a)(r)(t)	Square	9/22/2025	2,501	2,304	2,385
9814735.SRDSQ, 5.47%, 3/18/2027 (a)(r)(t)	Square	9/22/2025	479	442	457
9815024.SRDSQ, 5.72%, 3/18/2027 (a)(r)(t)	Square	9/22/2025	1,161	1,069	1,078
9815130.SRDSQ, 4.72%, 3/18/2027 (a)(r)(t)	Square	9/22/2025	10,973	10,248	10,655
9816289.SRDSQ, 4.72%, 3/18/2027 (a)(r)(t)	Square	9/22/2025	8,099	7,564	7,740
9818497.SRDSQ, 4.71%, 3/19/2027 (a)(r)(t)	Square	9/23/2025	1,898	1,773	1,853
9818932.SRDSQ, 5.48%, 3/19/2027 (a)(r)(t)	Square	9/23/2025	3,070	2,836	2,892
9820097.SRDSQ, 4.72%, 3/19/2027 (a)(r)(t)	Square	9/23/2025	29,336	27,398	28,720
9821563.SRDSQ, 4.72%, 3/20/2027 (a)(r)(t)	Square	9/24/2025	2,972	2,776	2,834
9821867.SRDSQ, 5.16%, 3/20/2027 (a)(r)(t)	Square	9/24/2025	2,067	1,918	1,975
9821969.SRDSQ, 5.16%, 3/20/2027 (a)(r)(t)	Square	9/24/2025	5,135	4,766	4,979
9822353.SRDSQ, 4.72%, 3/21/2027 (a)(r)(t)	Square	9/24/2025	3,381	3,157	3,248
9823890.SRDSQ, 4.72%, 3/22/2027 (a)(r)(t)	Square	9/24/2025	7,372	6,885	7,128
9827047.SRDSQ, 6.36%, 3/22/2027 (a)(r)(t)	Square	9/24/2025	7,731	7,058	5,964
9827454.SRDSQ, 5.72%, 3/22/2027 (a)(r)(t)	Square	9/24/2025	8,922	8,217	8,764
9828704.SRDSQ, 5.16%, 3/22/2027 (a)(r)(t)	Square	9/25/2025	7,447	6,912	7,049
9830077.SRDSQ, 4.72%, 3/23/2027 (a)(r)(t)	Square	9/25/2025	8,014	7,484	7,770
9831549.SRDSQ, 6.35%, 3/23/2027 (a)(r)(t)	Square	9/25/2025	16,295	14,877	2,335
9832303.SRDSQ, 4.72%, 3/23/2027 (a)(r)(t)	Square	9/25/2025	24,555	22,933	23,423
9833416.SRDSQ, 6.65%, 3/24/2027 (a)(r)(t)	Square	9/26/2025	784	713	716
9833560.SRDSQ, 6.35%, 3/24/2027 (a)(r)(t)	Square	9/26/2025	6,681	6,100	6,478
9836729.SRDSQ, 4.72%, 3/24/2027 (a)(r)(t)	Square	9/26/2025	7,449	6,956	7,049
9837871.SRDSQ, 4.72%, 3/24/2027 (a)(r)(t)	Square	9/26/2025	2,444	2,283	2,412
9843951.SRDSQ, 6.35%, 3/25/2027 (a)(r)(t)	Square	9/29/2025	1,869	1,706	1,431
9844158.SRDSQ, 5.16%, 3/25/2027 (a)(r)(t)	Square	9/29/2025	3,264	3,029	3,087
9845618.SRDSQ, 4.71%, 3/25/2027 (a)(r)(t)	Square	9/29/2025	2,170	2,026	2,097
9847035.SRDSQ, 6.68%, 3/25/2027 (a)(r)(t)	Square	9/29/2025	273	248	264
9847171.SRDSQ, 5.47%, 3/25/2027 (a)(r)(t)	Square	9/29/2025	25,636	23,692	24,647
9847734.SRDSQ, 4.72%, 3/26/2027 (a)(r)(t)	Square	9/30/2025	16,561	15,467	14,368
9849976.SRDSQ, 6.35%, 3/26/2027 (a)(r)(t)	Square	9/30/2025	8,608	7,859	8,331
10004337.SRDSQ, 4.72%, 4/30/2027 (a)(r)(t)	Square	11/03/2025	3,105	2,900	3,035
10004989.SRDSQ, 6.35%, 4/30/2027 (a)(r)(t)	Square	11/03/2025	14,587	13,318	12,132
10006146.SRDSQ, 5.47%, 4/30/2027 (a)(n)(r)(t)	Square	11/03/2025	3,482	3,219	2,557
10006399.SRDSQ, 6.67%, 4/30/2027 (a)(r)(t)	Square	11/03/2025	1,213	1,103	1,138
10006479.SRDSQ, 5.16%, 4/30/2027 (a)(r)(t)	Square	11/03/2025	6,120	5,680	5,917
10007343.SRDSQ, 4.72%, 4/30/2027 (a)(r)(t)	Square	11/03/2025	9,811	9,163	9,333
10008057.SRDSQ, 5.51%, 4/30/2027 (a)(r)(t)	Square	11/03/2025	1,122	1,037	1,072
10008165.SRDSQ, 4.72%, 4/30/2027 (a)(r)(t)	Square	11/03/2025	5,688	5,312	5,435
10008438.SRDSQ, 6.35%, 4/30/2027 (a)(r)(t)	Square	11/03/2025	17,270	15,768	16,315
10008780.SRDSQ, 6.67%, 4/30/2027 (a)(r)(t)	Square	11/04/2025	10,230	9,300	8,845
10009715.SRDSQ, 5.15%, 4/30/2027 (a)(r)(t)	Square	11/04/2025	1,249	1,160	1,196
10010019.SRDSQ, 4.72%, 4/30/2027 (a)(r)(t)	Square	11/04/2025	2,397	2,239	2,321
10010323.SRDSQ, 4.72%, 4/30/2027 (a)(r)(t)	Square	11/04/2025	9,484	8,857	9,060
10011216.SRDSQ, 4.72%, 4/30/2027 (a)(r)(t)	Square	11/04/2025	4,191	3,914	4,075
10014101.SRDSQ, 5.16%, 5/1/2027 (a)(r)(t)	Square	11/05/2025	5,603	5,201	4,504
10014271.SRDSQ, 5.16%, 5/1/2027 (a)(r)(t)	Square	11/05/2025	3,992	3,706	3,657
10014387.SRDSQ, 5.16%, 5/1/2027 (a)(r)(t)	Square	11/05/2025	4,314	4,004	4,121
10014560.SRDSQ, 6.35%, 5/1/2027 (a)(r)(t)	Square	11/05/2025	171	156	168
10014631.SRDSQ, 5.99%, 5/1/2027 (a)(r)(t)	Square	11/05/2025	2,351	2,158	1,661

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	141

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
10014700.SRDSQ, 4.72%, 5/1/2027 (a)(r)(t)	Square	11/05/2025	$4,447	$4,153	$4,325
10014961.SRDSQ, 5.50%, 5/2/2027 (a)(r)(t)	Square	11/05/2025	1,430	1,321	708
10015209.SRDSQ, 5.71%, 5/2/2027 (a)(r)(t)	Square	11/05/2025	1,473	1,357	1,380
10015267.SRDSQ, 6.51%, 5/2/2027 (a)(r)(t)	Square	11/05/2025	2,735	2,492	2,178
10015349.SRDSQ, 6.60%, 5/2/2027 (a)(r)(t)	Square	11/05/2025	140	127	135
10015392.SRDSQ, 5.98%, 5/2/2027 (a)(r)(t)	Square	11/05/2025	11,155	10,237	7,557
10016860.SRDSQ, 5.97%, 5/3/2027 (a)(r)(t)	Square	11/05/2025	431	396	424
10017347.SRDSQ, 5.47%, 5/3/2027 (a)(r)(t)	Square	11/05/2025	3,256	3,010	3,167
10020076.SRDSQ, 5.47%, 5/3/2027 (a)(r)(t)	Square	11/05/2025	1,750	1,617	1,648
10020149.SRDSQ, 4.74%, 5/3/2027 (a)(r)(t)	Square	11/05/2025	836	781	808
10020174.SRDSQ, 4.72%, 5/3/2027 (a)(r)(t)	Square	11/05/2025	2,532	2,365	2,460
10020374.SRDSQ, 5.48%, 5/3/2027 (a)(r)(t)	Square	11/05/2025	1,316	1,216	1,222
10020431.SRDSQ, 4.71%, 5/3/2027 (a)(r)(t)	Square	11/05/2025	3,038	2,838	2,959
10020936.SRDSQ, 4.72%, 5/3/2027 (a)(r)(t)	Square	11/05/2025	1,266	1,182	1,244
10021118.SRDSQ, 5.97%, 5/3/2027 (a)(r)(t)	Square	11/05/2025	3,101	2,846	2,085
10021313.SRDSQ, 6.35%, 5/3/2027 (a)(n)(r)(t)	Square	11/05/2025	30,312	27,675	7,742
10022169.SRDSQ, 6.36%, 5/3/2027 (a)(r)(t)	Square	11/05/2025	695	634	670
10022328.SRDSQ, 5.72%, 5/3/2027 (a)(r)(t)	Square	11/05/2025	111	103	110
10022670.SRDSQ, 4.72%, 5/4/2027 (a)(r)(t)	Square	11/06/2025	5,482	5,120	5,291
10024184.SRDSQ, 4.72%, 5/4/2027 (a)(r)(t)	Square	11/06/2025	3,540	3,306	3,440
10024566.SRDSQ, 5.16%, 5/4/2027 (a)(r)(t)	Square	11/06/2025	6,595	6,121	6,390
10025540.SRDSQ, 4.72%, 5/4/2027 (a)(r)(t)	Square	11/06/2025	25,173	23,510	24,496
10027265.SRDSQ, 4.72%, 5/4/2027 (a)(r)(t)	Square	11/06/2025	4,171	3,895	3,919
10027690.SRDSQ, 5.72%, 5/4/2027 (a)(r)(t)	Square	11/06/2025	7,386	6,802	7,107
10028138.SRDSQ, 4.71%, 5/5/2027 (a)(r)(t)	Square	11/07/2025	3,971	3,708	3,848
10028558.SRDSQ, 4.72%, 5/5/2027 (a)(r)(t)	Square	11/07/2025	2,600	2,428	2,520
10029328.SRDSQ, 6.66%, 5/5/2027 (a)(r)(t)	Square	11/07/2025	2,024	1,840	1,942
10030678.SRDSQ, 6.68%, 5/5/2027 (a)(r)(t)	Square	11/07/2025	1,113	1,012	858
10030723.SRDSQ, 4.72%, 5/5/2027 (a)(r)(t)	Square	11/07/2025	2,539	2,371	2,463
10031366.SRDSQ, 5.97%, 5/5/2027 (a)(r)(t)	Square	11/07/2025	2,177	1,998	2,084
10031515.SRDSQ, 6.35%, 5/5/2027 (a)(r)(t)	Square	11/07/2025	7,633	6,970	4,827
10032111.SRDSQ, 5.16%, 5/5/2027 (a)(r)(t)	Square	11/07/2025	11,445	10,625	10,953
10032533.SRDSQ, 4.72%, 5/5/2027 (a)(r)(t)	Square	11/07/2025	5,727	5,349	5,494
10032819.SRDSQ, 4.72%, 5/5/2027 (a)(r)(t)	Square	11/07/2025	30,417	28,407	29,265
10036722.SRDSQ, 6.66%, 5/6/2027 (a)(r)(t)	Square	11/10/2025	1,200	1,091	1,172
10037448.SRDSQ, 4.72%, 5/6/2027 (a)(r)(t)	Square	11/10/2025	3,428	3,201	3,326
10038202.SRDSQ, 4.72%, 5/6/2027 (a)(r)(t)	Square	11/10/2025	746	697	699
10038299.SRDSQ, 5.72%, 5/6/2027 (a)(r)(t)	Square	11/10/2025	1,817	1,674	1,751
10038505.SRDSQ, 4.72%, 5/6/2027 (a)(r)(t)	Square	11/10/2025	7,823	7,307	7,428
10039056.SRDSQ, 4.72%, 5/6/2027 (a)(r)(t)	Square	11/10/2025	6,918	6,461	6,735
10039908.SRDSQ, 4.73%, 5/6/2027 (a)(r)(t)	Square	11/10/2025	2,052	1,916	1,979
10040027.SRDSQ, 6.67%, 5/6/2027 (a)(r)(t)	Square	11/10/2025	12,330	11,209	5,919
10040608.SRDSQ, 5.97%, 5/6/2027 (a)(r)(t)	Square	11/10/2025	772	708	748
10040656.SRDSQ, 5.16%, 5/6/2027 (a)(r)(t)	Square	11/10/2025	10,838	10,060	9,822
10041442.SRDSQ, 6.67%, 5/6/2027 (a)(r)(t)	Square	11/10/2025	2,728	2,480	1,521
10041542.SRDSQ, 5.72%, 5/6/2027 (a)(r)(t)	Square	11/10/2025	30,183	27,796	26,859
10045147.SRDSQ, 4.72%, 5/7/2027 (a)(r)(t)	Square	11/12/2025	2,947	2,752	2,858
10045399.SRDSQ, 6.28%, 5/7/2027 (a)(r)(t)	Square	11/12/2025	3,064	2,800	2,745
10045826.SRDSQ, 4.72%, 5/7/2027 (a)(r)(t)	Square	11/12/2025	5,541	5,175	5,318
10046832.SRDSQ, 5.97%, 5/7/2027 (a)(r)(t)	Square	11/12/2025	22,010	20,200	21,275
10048798.SRDSQ, 6.69%, 5/7/2027 (a)(r)(t)	Square	11/12/2025	444	404	425
10048818.SRDSQ, 6.35%, 5/7/2027 (a)(r)(t)	Square	11/12/2025	1,514	1,382	1,268

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

142	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
10048874.SRDSQ, 4.72%, 5/7/2027 (a)(r)(t)	Square	11/12/2025	$35,985	$33,607	$34,737
10049910.SRDSQ, 5.97%, 5/8/2027 (a)(r)(t)	Square	11/13/2025	4,020	3,690	3,897
10050198.SRDSQ, 4.72%, 5/8/2027 (a)(r)(t)	Square	11/13/2025	2,332	2,178	2,270
10050349.SRDSQ, 6.50%, 5/8/2027 (a)(r)(t)	Square	11/13/2025	2,173	1,980	2,018
10050462.SRDSQ, 6.35%, 5/8/2027 (a)(r)(t)	Square	11/13/2025	2,907	2,654	2,730
10050669.SRDSQ, 4.72%, 5/8/2027 (a)(r)(t)	Square	11/13/2025	6,582	6,147	6,409
10051049.SRDSQ, 5.47%, 5/9/2027 (a)(r)(t)	Square	11/13/2025	385	356	355
10051080.SRDSQ, 6.51%, 5/9/2027 (a)(r)(t)	Square	11/13/2025	1,090	993	948
10051179.SRDSQ, 5.47%, 5/9/2027 (a)(r)(t)	Square	11/13/2025	8,918	8,242	8,553
10052387.SRDSQ, 4.72%, 5/10/2027 (a)(r)(t)	Square	11/13/2025	5,905	5,515	5,729
10053376.SRDSQ, 5.97%, 5/10/2027 (a)(r)(t)	Square	11/13/2025	1,196	1,097	1,158
10053707.SRDSQ, 4.72%, 5/10/2027 (a)(r)(t)	Square	11/13/2025	430	402	417
10055006.SRDSQ, 4.72%, 5/10/2027 (a)(r)(t)	Square	11/13/2025	4,763	4,449	4,595
10055835.SRDSQ, 6.68%, 5/10/2027 (a)(r)(t)	Square	11/13/2025	1,834	1,667	1,672
10056009.SRDSQ, 4.72%, 5/10/2027 (a)(r)(t)	Square	11/13/2025	6,799	6,349	6,525
10056319.SRDSQ, 4.72%, 5/10/2027 (a)(r)(t)	Square	11/13/2025	2,563	2,393	2,487
10056572.SRDSQ, 4.72%, 5/10/2027 (a)(r)(t)	Square	11/13/2025	18,026	16,835	17,381
10057229.SRDSQ, 6.67%, 5/11/2027 (a)(r)(t)	Square	11/14/2025	4,865	4,423	465
10057347.SRDSQ, 4.72%, 5/11/2027 (a)(r)(t)	Square	11/14/2025	2,538	2,370	2,421
10057430.SRDSQ, 6.35%, 5/11/2027 (a)(r)(t)	Square	11/14/2025	1,110	1,014	1,082
10057822.SRDSQ, 4.72%, 5/11/2027 (a)(r)(t)	Square	11/14/2025	8,022	7,491	7,770
10058144.SRDSQ, 4.72%, 5/11/2027 (a)(r)(t)	Square	11/14/2025	25,858	24,149	25,043
10061616.SRDSQ, 6.48%, 5/12/2027 (a)(r)(t)	Square	11/14/2025	726	662	505
10061937.SRDSQ, 4.72%, 5/12/2027 (a)(r)(t)	Square	11/14/2025	3,938	3,678	3,750
10062159.SRDSQ, 5.16%, 5/12/2027 (a)(r)(t)	Square	11/14/2025	23,513	21,825	22,611
10066776.SRDSQ, 5.16%, 5/13/2027 (a)(r)(t)	Square	11/17/2025	12,003	11,141	11,618
10068169.SRDSQ, 5.97%, 5/13/2027 (a)(r)(t)	Square	11/17/2025	1,694	1,555	1,575
10068311.SRDSQ, 4.72%, 5/13/2027 (a)(r)(t)	Square	11/17/2025	2,252	2,103	2,181
10068555.SRDSQ, 4.72%, 5/13/2027 (a)(r)(t)	Square	11/17/2025	14,814	13,835	14,063
10069608.SRDSQ, 4.73%, 5/13/2027 (a)(r)(t)	Square	11/17/2025	1,517	1,416	1,437
10069699.SRDSQ, 4.72%, 5/13/2027 (a)(r)(t)	Square	11/17/2025	3,370	3,147	3,244
10069868.SRDSQ, 4.72%, 5/13/2027 (a)(r)(t)	Square	11/17/2025	1,489	1,391	1,420
10069896.SRDSQ, 4.72%, 5/13/2027 (a)(r)(t)	Square	11/17/2025	5,262	4,914	5,072
10070145.SRDSQ, 4.72%, 5/13/2027 (a)(r)(t)	Square	11/17/2025	16,558	15,464	16,190
10071713.SRDSQ, 6.36%, 5/13/2027 (a)(r)(t)	Square	11/17/2025	4,191	3,827	3,960
10071781.SRDSQ, 4.73%, 5/14/2027 (a)(r)(t)	Square	11/18/2025	943	880	915
10071886.SRDSQ, 6.35%, 5/14/2027 (a)(r)(t)	Square	11/18/2025	10,726	9,793	9,547
10072701.SRDSQ, 5.47%, 5/14/2027 (a)(r)(t)	Square	11/18/2025	4,826	4,460	4,367
10073207.SRDSQ, 6.35%, 5/14/2027 (a)(r)(t)	Square	11/18/2025	1,874	1,711	1,583
10073359.SRDSQ, 5.97%, 5/14/2027 (a)(r)(t)	Square	11/18/2025	1,269	1,164	1,155
10073432.SRDSQ, 4.72%, 5/14/2027 (a)(r)(t)	Square	11/18/2025	2,239	2,091	1,918
10073538.SRDSQ, 4.72%, 5/14/2027 (a)(r)(t)	Square	11/18/2025	7,792	7,277	7,566
10074675.SRDSQ, 6.36%, 5/14/2027 (a)(r)(t)	Square	11/18/2025	3,054	2,788	2,859
10074900.SRDSQ, 6.67%, 5/14/2027 (a)(r)(t)	Square	11/18/2025	5,287	4,807	4,929
10075142.SRDSQ, 6.29%, 5/14/2027 (a)(r)(t)	Square	11/18/2025	728	665	694
10075180.SRDSQ, 6.67%, 5/14/2027 (a)(r)(t)	Square	11/18/2025	4,049	3,681	3,871
10075413.SRDSQ, 6.66%, 5/14/2027 (a)(n)(r)(t)	Square	11/18/2025	3,194	2,904	1,689
10075508.SRDSQ, 4.72%, 5/14/2027 (a)(r)(t)	Square	11/18/2025	7,557	7,057	7,074
10076002.SRDSQ, 4.72%, 5/14/2027 (a)(r)(t)	Square	11/18/2025	2,779	2,595	2,677
10076336.SRDSQ, 4.72%, 5/15/2027 (a)(r)(t)	Square	11/19/2025	3,726	3,480	3,631
10076465.SRDSQ, 5.72%, 5/15/2027 (a)(r)(t)	Square	11/19/2025	4,592	4,229	4,341
10076679.SRDSQ, 4.72%, 5/15/2027 (a)(r)(t)	Square	11/19/2025	3,594	3,357	3,490

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	143

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
10076824.SRDSQ, 4.72%, 5/15/2027 (a)(r)(t)	Square	11/19/2025	$3,510	$3,278	$3,411
10076995.SRDSQ, 4.72%, 5/15/2027 (a)(r)(t)	Square	11/19/2025	1,154	1,078	1,119
10077047.SRDSQ, 6.35%, 5/15/2027 (a)(r)(t)	Square	11/19/2025	6,326	5,776	6,106
10077315.SRDSQ, 6.29%, 5/16/2027 (a)(r)(t)	Square	11/19/2025	2,109	1,928	1,609
10077362.SRDSQ, 6.27%, 5/16/2027 (a)(r)(t)	Square	11/19/2025	767	701	362
10077425.SRDSQ, 5.98%, 5/16/2027 (a)(r)(t)	Square	11/19/2025	2,786	2,557	1,956
10077495.SRDSQ, 6.67%, 5/16/2027 (a)(r)(t)	Square	11/19/2025	1,032	938	986
10079186.SRDSQ, 5.16%, 5/17/2027 (a)(r)(t)	Square	11/19/2025	2,808	2,607	2,624
10080042.SRDSQ, 4.72%, 5/17/2027 (a)(r)(t)	Square	11/19/2025	3,723	3,477	3,271
10080343.SRDSQ, 4.72%, 5/17/2027 (a)(r)(t)	Square	11/19/2025	9,948	9,290	9,547
10080908.SRDSQ, 5.50%, 5/17/2027 (a)(r)(t)	Square	11/19/2025	894	826	544
10080942.SRDSQ, 4.72%, 5/17/2027 (a)(r)(t)	Square	11/19/2025	19,712	18,409	19,241
10082459.SRDSQ, 6.35%, 5/17/2027 (a)(r)(t)	Square	11/19/2025	11,957	10,917	10,090
10082841.SRDSQ, 4.73%, 5/17/2027 (a)(r)(t)	Square	11/19/2025	1,476	1,378	1,389
10082934.SRDSQ, 4.72%, 5/17/2027 (a)(r)(t)	Square	11/19/2025	11,079	10,347	10,740
10083661.SRDSQ, 4.72%, 5/17/2027 (a)(r)(t)	Square	11/19/2025	8,824	8,241	7,574
10084066.SRDSQ, 6.67%, 5/18/2027 (a)(r)(t)	Square	11/20/2025	3,397	3,088	344
10084723.SRDSQ, 5.73%, 5/18/2027 (a)(r)(t)	Square	11/20/2025	2,786	2,565	2,633
10085123.SRDSQ, 5.16%, 5/18/2027 (a)(r)(t)	Square	11/20/2025	12,315	11,431	11,501
10085838.SRDSQ, 5.73%, 5/18/2027 (a)(r)(t)	Square	11/20/2025	1,582	1,457	1,532
10085952.SRDSQ, 4.73%, 5/18/2027 (a)(r)(t)	Square	11/20/2025	2,003	1,870	1,937
10086080.SRDSQ, 6.35%, 5/18/2027 (a)(r)(t)	Square	11/20/2025	4,018	3,669	2,604
10086233.SRDSQ, 6.68%, 5/18/2027 (a)(r)(t)	Square	11/20/2025	1,506	1,369	883
10086286.SRDSQ, 5.16%, 5/18/2027 (a)(n)(r)(t)	Square	11/20/2025	23,311	21,637	7,070
10087374.SRDSQ, 6.36%, 5/18/2027 (a)(r)(t)	Square	11/20/2025	3,966	3,620	2,657
10087513.SRDSQ, 6.35%, 5/18/2027 (a)(r)(t)	Square	11/20/2025	39,890	36,420	33,560
10088460.SRDSQ, 5.16%, 5/19/2027 (a)(r)(t)	Square	11/21/2025	6,373	5,915	6,058
10089228.SRDSQ, 5.73%, 5/19/2027 (a)(r)(t)	Square	11/21/2025	5,823	5,363	5,339
10089889.SRDSQ, 4.71%, 5/19/2027 (a)(r)(t)	Square	11/21/2025	3,964	3,702	3,813
10090181.SRDSQ, 5.50%, 5/19/2027 (a)(r)(t)	Square	11/21/2025	2,475	2,287	1,622
10090299.SRDSQ, 5.16%, 5/19/2027 (a)(r)(t)	Square	11/21/2025	10,180	9,449	9,870
10090950.SRDSQ, 6.68%, 5/19/2027 (a)(r)(t)	Square	11/21/2025	2,275	2,068	1,957
10091423.SRDSQ, 4.72%, 5/19/2027 (a)(r)(t)	Square	11/21/2025	21,538	20,115	21,129
10097358.SRDSQ, 4.72%, 5/20/2027 (a)(r)(t)	Square	11/24/2025	53,454	49,922	51,893
10101890.SRDSQ, 5.16%, 5/20/2027 (a)(r)(t)	Square	11/24/2025	15,430	14,322	14,141
10102802.SRDSQ, 6.66%, 5/21/2027 (a)(r)(t)	Square	11/25/2025	1,914	1,740	1,106
10102915.SRDSQ, 6.67%, 5/21/2027 (a)(r)(t)	Square	11/25/2025	2,639	2,399	2,520
10104681.SRDSQ, 4.71%, 5/21/2027 (a)(r)(t)	Square	11/25/2025	3,566	3,331	3,431
10104940.SRDSQ, 5.15%, 5/21/2027 (a)(r)(t)	Square	11/25/2025	2,154	1,999	2,091
10105078.SRDSQ, 4.72%, 5/21/2027 (a)(r)(t)	Square	11/25/2025	2,530	2,362	2,429
10105523.SRDSQ, 6.66%, 5/21/2027 (a)(r)(t)	Square	11/25/2025	2,902	2,639	2,734
10105669.SRDSQ, 4.72%, 5/21/2027 (a)(r)(t)	Square	11/25/2025	5,624	5,252	5,365
10106640.SRDSQ, 4.72%, 5/21/2027 (a)(r)(t)	Square	11/25/2025	10,025	9,362	9,680
10107129.SRDSQ, 5.16%, 5/21/2027 (a)(r)(t)	Square	11/25/2025	1,847	1,714	1,440
10107243.SRDSQ, 6.50%, 5/21/2027 (a)(r)(t)	Square	11/25/2025	41	38	40
10107591.SRDSQ, 6.67%, 5/21/2027 (a)(r)(t)	Square	11/25/2025	868	789	829
10107698.SRDSQ, 4.72%, 5/21/2027 (a)(r)(t)	Square	11/25/2025	3,857	3,602	3,683
10107943.SRDSQ, 4.72%, 5/22/2027 (a)(r)(t)	Square	11/26/2025	23,444	21,895	22,884
10109067.SRDSQ, 4.72%, 5/23/2027 (a)(r)(t)	Square	11/26/2025	14,044	13,116	13,625
10109881.SRDSQ, 4.73%, 5/23/2027 (a)(r)(t)	Square	11/26/2025	1,591	1,485	1,546
10109947.SRDSQ, 4.72%, 5/23/2027 (a)(r)(t)	Square	11/26/2025	7,279	6,798	6,971
10111302.SRDSQ, 4.78%, 5/24/2027 (a)(r)(t)	Square	11/26/2025	279	260	270

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

144	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
10111418.SRDSQ, 4.72%, 5/24/2027 (a)(r)(t)	Square	11/26/2025	$3,378	$3,155	$3,202
10111726.SRDSQ, 5.16%, 5/24/2027 (a)(r)(t)	Square	11/26/2025	1,497	1,389	1,475
10112368.SRDSQ, 6.28%, 5/24/2027 (a)(r)(t)	Square	11/26/2025	4,380	4,002	1,230
10112685.SRDSQ, 6.49%, 5/24/2027 (a)(r)(t)	Square	11/26/2025	628	572	454
10112699.SRDSQ, 5.98%, 5/24/2027 (a)(r)(t)	Square	11/26/2025	2,673	2,453	2,578
10112912.SRDSQ, 6.52%, 5/24/2027 (a)(r)(t)	Square	11/26/2025	1,640	1,494	1,187
10112971.SRDSQ, 4.73%, 5/24/2027 (a)(r)(t)	Square	11/26/2025	811	757	777
10113017.SRDSQ, 6.35%, 5/24/2027 (a)(r)(t)	Square	11/26/2025	2,932	2,677	2,478
10113128.SRDSQ, 5.16%, 5/24/2027 (a)(r)(t)	Square	11/26/2025	4,502	4,179	4,327
10115237.SRDSQ, 6.67%, 5/24/2027 (a)(r)(t)	Square	11/26/2025	2,548	2,316	2,338
10115413.SRDSQ, 6.28%, 5/24/2027 (a)(r)(t)	Square	11/26/2025	2,006	1,833	1,818
10115616.SRDSQ, 4.72%, 5/24/2027 (a)(r)(t)	Square	11/26/2025	3,401	3,176	3,300
10115824.SRDSQ, 5.47%, 5/24/2027 (a)(r)(t)	Square	11/26/2025	11,811	10,916	11,294
10118200.SRDSQ, 4.72%, 5/25/2027 (a)(r)(t)	Square	11/28/2025	4,612	4,308	4,439
10118578.SRDSQ, 4.72%, 5/25/2027 (a)(r)(t)	Square	11/28/2025	27,271	25,468	26,466
10121325.SRDSQ, 6.66%, 5/25/2027 (a)(r)(t)	Square	11/28/2025	2,780	2,527	2,443
10121445.SRDSQ, 4.72%, 5/25/2027 (a)(r)(t)	Square	11/28/2025	6,306	5,889	6,058
10121964.SRDSQ, 6.35%, 5/25/2027 (a)(r)(t)	Square	11/28/2025	7,995	7,300	7,695
10122456.SRDSQ, 4.72%, 5/25/2027 (a)(r)(t)	Square	11/28/2025	4,407	4,116	4,189
10122646.SRDSQ, 5.16%, 5/25/2027 (a)(r)(t)	Square	11/28/2025	20,561	19,085	19,948
10262715.SRDSQ, 4.72%, 6/30/2027 (a)(r)(t)	Square	1/02/2026	8,198	7,657	7,123
10263273.SRDSQ, 4.72%, 6/30/2027 (a)(r)(t)	Square	1/02/2026	5,094	4,757	4,872
10263719.SRDSQ, 4.72%, 6/30/2027 (a)(r)(t)	Square	1/02/2026	9,943	9,286	9,610
10264394.SRDSQ, 4.71%, 6/30/2027 (a)(r)(t)	Square	1/02/2026	2,729	2,549	2,550
10264506.SRDSQ, 4.72%, 6/30/2027 (a)(r)(t)	Square	1/02/2026	8,499	7,937	8,088
10264767.SRDSQ, 6.67%, 6/30/2027 (a)(r)(t)	Square	1/02/2026	1,614	1,467	1,462
10264832.SRDSQ, 4.72%, 6/30/2027 (a)(r)(t)	Square	1/02/2026	10,878	10,159	9,550
10265580.SRDSQ, 4.72%, 6/30/2027 (a)(r)(t)	Square	1/02/2026	21,021	19,632	20,323
10266920.SRDSQ, 5.47%, 6/30/2027 (a)(r)(t)	Square	1/02/2026	3,679	3,400	3,442
10267178.SRDSQ, 6.36%, 6/30/2027 (a)(r)(t)	Square	1/02/2026	3,335	3,045	3,225
10270728.SRDSQ, 6.66%, 6/30/2027 (a)(r)(t)	Square	1/05/2026	1,711	1,555	1,608
10270933.SRDSQ, 5.16%, 6/30/2027 (a)(r)(t)	Square	1/05/2026	11,079	10,283	10,434
10272006.SRDSQ, 4.72%, 6/30/2027 (a)(r)(t)	Square	1/05/2026	6,795	6,346	6,511
10272403.SRDSQ, 4.71%, 6/30/2027 (a)(r)(t)	Square	1/05/2026	3,830	3,577	3,706
10272816.SRDSQ, 6.35%, 6/30/2027 (a)(r)(t)	Square	1/05/2026	21,865	19,963	20,623
10275043.SRDSQ, 5.47%, 7/1/2027 (a)(r)(t)	Square	1/06/2026	3,543	3,275	3,182
10275212.SRDSQ, 5.72%, 7/1/2027 (a)(r)(t)	Square	1/06/2026	3,579	3,296	3,454
10275297.SRDSQ, 4.72%, 7/1/2027 (a)(r)(t)	Square	1/06/2026	45,015	42,040	43,326
10277505.SRDSQ, 5.72%, 7/2/2027 (a)(r)(t)	Square	1/06/2026	32,612	30,033	12,829
10278975.SRDSQ, 6.67%, 7/2/2027 (a)(r)(t)	Square	1/06/2026	18,922	17,202	17,594
10280030.SRDSQ, 5.98%, 7/2/2027 (a)(r)(t)	Square	1/06/2026	7,756	7,117	7,424
10280468.SRDSQ, 5.47%, 7/2/2027 (a)(r)(t)	Square	1/06/2026	1,747	1,614	1,647
10280586.SRDSQ, 6.31%, 7/2/2027 (a)(r)(t)	Square	1/06/2026	268	245	260
10280606.SRDSQ, 4.72%, 7/2/2027 (a)(r)(t)	Square	1/06/2026	20,669	19,303	19,792
10281859.SRDSQ, 5.72%, 7/3/2027 (a)(r)(t)	Square	1/07/2026	33,832	31,157	32,509
10285620.SRDSQ, 6.51%, 7/5/2027 (a)(r)(t)	Square	1/07/2026	1,991	1,814	1,715
10286067.SRDSQ, 4.72%, 7/5/2027 (a)(r)(t)	Square	1/07/2026	3,425	3,199	3,320
10286708.SRDSQ, 4.72%, 7/5/2027 (a)(r)(t)	Square	1/07/2026	11,021	10,293	10,692
10287911.SRDSQ, 6.67%, 7/5/2027 (a)(r)(t)	Square	1/07/2026	3,228	2,935	2,101
10288155.SRDSQ, 6.35%, 7/5/2027 (a)(r)(t)	Square	1/07/2026	7,337	6,698	7,049
10288986.SRDSQ, 5.97%, 7/5/2027 (a)(r)(t)	Square	1/07/2026	856	785	831
10289082.SRDSQ, 4.72%, 7/5/2027 (a)(r)(t)	Square	1/07/2026	4,272	3,990	4,150

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	145

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
10289509.SRDSQ, 5.15%, 7/5/2027 (a)(r)(t)	Square	1/07/2026	$4,359	$4,046	$4,062
10289829.SRDSQ, 5.73%, 7/6/2027 (a)(r)(t)	Square	1/08/2026	2,126	1,957	1,893
10289891.SRDSQ, 4.72%, 7/6/2027 (a)(r)(t)	Square	1/08/2026	6,816	6,365	6,507
10290244.SRDSQ, 6.67%, 7/6/2027 (a)(r)(t)	Square	1/08/2026	4,264	3,876	4,059
10290522.SRDSQ, 4.71%, 7/6/2027 (a)(r)(t)	Square	1/08/2026	3,217	3,004	3,095
10290619.SRDSQ, 6.67%, 7/6/2027 (a)(r)(t)	Square	1/08/2026	4,606	4,188	4,419
10291229.SRDSQ, 5.72%, 7/6/2027 (a)(r)(t)	Square	1/08/2026	29,418	27,092	27,612
10292997.SRDSQ, 6.67%, 7/6/2027 (a)(r)(t)	Square	1/08/2026	1,567	1,469	1,538
10293682.SRDSQ, 5.97%, 7/6/2027 (a)(r)(t)	Square	1/08/2026	18,397	16,884	17,273
10294506.SRDSQ, 4.72%, 7/7/2027 (a)(r)(t)	Square	1/09/2026	7,561	7,062	7,234
10295141.SRDSQ, 4.72%, 7/7/2027 (a)(r)(t)	Square	1/09/2026	5,025	4,693	4,802
10295830.SRDSQ, 4.72%, 7/7/2027 (a)(r)(t)	Square	1/09/2026	2,059	1,923	1,956
10295889.SRDSQ, 6.67%, 7/7/2027 (a)(r)(t)	Square	1/09/2026	10,466	9,515	9,934
10296664.SRDSQ, 5.50%, 7/7/2027 (a)(r)(t)	Square	1/09/2026	13,755	12,706	13,195
10297921.SRDSQ, 4.72%, 7/7/2027 (a)(r)(t)	Square	1/09/2026	8,811	8,229	8,453
10298337.SRDSQ, 4.72%, 7/7/2027 (a)(r)(t)	Square	1/09/2026	12,656	11,820	11,148
10301892.SRDSQ, 5.47%, 7/8/2027 (a)(r)(t)	Square	1/12/2026	8,782	8,116	6,265
10302392.SRDSQ, 4.72%, 7/8/2027 (a)(r)(t)	Square	1/12/2026	3,647	3,406	3,486
10303290.SRDSQ, 5.73%, 7/8/2027 (a)(r)(t)	Square	1/12/2026	1,355	1,248	1,271
10303413.SRDSQ, 5.17%, 7/8/2027 (a)(r)(t)	Square	1/12/2026	1,610	1,494	1,472
10303726.SRDSQ, 6.35%, 7/8/2027 (a)(r)(t)	Square	1/12/2026	19,490	17,794	18,521
10305236.SRDSQ, 4.72%, 7/8/2027 (a)(r)(t)	Square	1/12/2026	14,450	13,495	13,831
10306022.SRDSQ, 5.47%, 7/8/2027 (a)(r)(t)	Square	1/12/2026	2,071	1,914	1,987
10306138.SRDSQ, 4.72%, 7/8/2027 (a)(r)(t)	Square	1/12/2026	6,385	5,962	6,059
10306390.SRDSQ, 6.66%, 7/8/2027 (a)(r)(t)	Square	1/12/2026	1,314	1,195	1,266
10306466.SRDSQ, 6.65%, 7/8/2027 (a)(r)(t)	Square	1/12/2026	703	639	662
10306525.SRDSQ, 6.68%, 7/8/2027 (a)(r)(t)	Square	1/12/2026	1,648	1,498	1,446
10306594.SRDSQ, 4.72%, 7/9/2027 (a)(r)(t)	Square	1/13/2026	3,163	2,954	3,028
10306908.SRDSQ, 5.72%, 7/9/2027 (a)(r)(t)	Square	1/13/2026	18,075	16,646	17,370
10308349.SRDSQ, 5.72%, 7/9/2027 (a)(r)(t)	Square	1/13/2026	19,603	18,053	18,372
10309328.SRDSQ, 6.29%, 7/9/2027 (a)(r)(t)	Square	1/13/2026	1,429	1,306	1,386
10309567.SRDSQ, 5.50%, 7/9/2027 (a)(r)(t)	Square	1/13/2026	2,645	2,444	2,220
10309704.SRDSQ, 5.16%, 7/9/2027 (a)(r)(t)	Square	1/13/2026	3,210	2,979	3,068
10309931.SRDSQ, 4.72%, 7/9/2027 (a)(r)(t)	Square	1/13/2026	5,076	4,740	4,786
10310178.SRDSQ, 6.67%, 7/9/2027 (a)(r)(t)	Square	1/13/2026	1,033	939	983
10310240.SRDSQ, 5.98%, 7/9/2027 (a)(r)(t)	Square	1/13/2026	33,788	31,008	32,791
10311189.SRDSQ, 6.67%, 7/10/2027 (a)(r)(t)	Square	1/14/2026	663	603	650
10311317.SRDSQ, 5.72%, 7/10/2027 (a)(r)(t)	Square	1/14/2026	20,476	18,857	18,254
10311940.SRDSQ, 5.72%, 7/10/2027 (a)(r)(t)	Square	1/14/2026	2,233	2,057	2,173
10312085.SRDSQ, 4.72%, 7/10/2027 (a)(r)(t)	Square	1/14/2026	6,985	6,523	6,646
10312385.SRDSQ, 5.97%, 7/11/2027 (a)(r)(t)	Square	1/14/2026	2,460	2,258	2,372
10312532.SRDSQ, 4.72%, 7/11/2027 (a)(r)(t)	Square	1/14/2026	3,947	3,686	3,671
10312671.SRDSQ, 4.72%, 7/11/2027 (a)(r)(t)	Square	1/14/2026	9,702	9,061	9,267
10314081.SRDSQ, 4.71%, 7/12/2027 (a)(r)(t)	Square	1/14/2026	2,299	2,147	2,196
10314499.SRDSQ, 5.47%, 7/12/2027 (a)(r)(t)	Square	1/14/2026	4,091	3,780	3,922
10315150.SRDSQ, 5.16%, 7/12/2027 (a)(r)(t)	Square	1/14/2026	5,501	5,106	5,249
10315591.SRDSQ, 5.73%, 7/12/2027 (a)(r)(t)	Square	1/14/2026	1,588	1,462	1,547
10315765.SRDSQ, 6.35%, 7/12/2027 (a)(r)(t)	Square	1/14/2026	17,290	15,786	14,951
10316837.SRDSQ, 6.67%, 7/12/2027 (a)(r)(t)	Square	1/14/2026	7,969	7,244	7,396
10317434.SRDSQ, 5.47%, 7/12/2027 (a)(r)(t)	Square	1/14/2026	1,965	1,816	1,910
10317567.SRDSQ, 5.47%, 7/12/2027 (a)(r)(t)	Square	1/14/2026	2,871	2,653	2,737
10317820.SRDSQ, 6.67%, 7/12/2027 (a)(r)(t)	Square	1/14/2026	3,304	3,003	992

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

146	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
10317946.SRDSQ, 5.73%, 7/12/2027 (a)(r)(t)	Square	1/14/2026	$5,385	$4,959	$5,182
10318503.SRDSQ, 6.35%, 7/12/2027 (a)(r)(t)	Square	1/14/2026	387	353	377
10318563.SRDSQ, 6.67%, 7/12/2027 (a)(r)(t)	Square	1/14/2026	666	606	635
10318692.SRDSQ, 4.72%, 7/12/2027 (a)(r)(t)	Square	1/14/2026	2,327	2,173	2,222
10319014.SRDSQ, 6.35%, 7/13/2027 (a)(r)(t)	Square	1/15/2026	1,741	1,589	1,645
10319226.SRDSQ, 6.67%, 7/13/2027 (a)(r)(t)	Square	1/15/2026	3,259	2,963	3,157
10319683.SRDSQ, 5.47%, 7/13/2027 (a)(r)(t)	Square	1/15/2026	8,602	7,950	8,116
10320449.SRDSQ, 4.72%, 7/13/2027 (a)(r)(t)	Square	1/15/2026	2,010	1,877	1,893
10320744.SRDSQ, 6.67%, 7/13/2027 (a)(r)(t)	Square	1/15/2026	2,738	2,489	2,463
10320894.SRDSQ, 6.64%, 7/13/2027 (a)(r)(t)	Square	1/15/2026	350	318	341
10320919.SRDSQ, 6.36%, 7/13/2027 (a)(r)(t)	Square	1/15/2026	1,766	1,613	1,210
10320981.SRDSQ, 5.71%, 7/13/2027 (a)(r)(t)	Square	1/15/2026	1,093	1,007	1,055
10321032.SRDSQ, 5.47%, 7/13/2027 (a)(r)(t)	Square	1/15/2026	4,185	3,867	3,914
10321229.SRDSQ, 6.48%, 7/13/2027 (a)(r)(t)	Square	1/15/2026	778	709	675
10321320.SRDSQ, 4.72%, 7/13/2027 (a)(r)(t)	Square	1/15/2026	6,541	6,109	6,094
10321491.SRDSQ, 6.67%, 7/13/2027 (a)(r)(t)	Square	1/15/2026	5,654	5,140	5,313
10321776.SRDSQ, 6.67%, 7/13/2027 (a)(r)(t)	Square	1/15/2026	5,795	5,268	5,590
10322094.SRDSQ, 6.29%, 7/13/2027 (a)(r)(t)	Square	1/15/2026	1,916	1,750	1,475
10322177.SRDSQ, 5.16%, 7/13/2027 (a)(r)(t)	Square	1/15/2026	3,567	3,311	3,310
10322388.SRDSQ, 6.67%, 7/13/2027 (a)(r)(t)	Square	1/15/2026	6,956	6,324	6,592
10322679.SRDSQ, 5.47%, 7/13/2027 (a)(r)(t)	Square	1/15/2026	3,341	3,088	3,186
10322889.SRDSQ, 5.73%, 7/13/2027 (a)(r)(t)	Square	1/15/2026	6,666	6,139	6,425
10323274.SRDSQ, 5.16%, 7/13/2027 (a)(r)(t)	Square	1/15/2026	10,366	9,622	9,786
10324200.SRDSQ, 4.72%, 7/14/2027 (a)(r)(t)	Square	1/16/2026	6,685	6,243	6,439
10324663.SRDSQ, 5.47%, 7/14/2027 (a)(r)(t)	Square	1/16/2026	11,487	10,615	10,384
10325470.SRDSQ, 4.72%, 7/14/2027 (a)(r)(t)	Square	1/16/2026	15,808	14,764	15,077
10326205.SRDSQ, 4.72%, 7/14/2027 (a)(r)(t)	Square	1/16/2026	9,771	9,125	9,378
10326647.SRDSQ, 5.72%, 7/14/2027 (a)(r)(t)	Square	1/16/2026	2,570	2,367	2,473
10326796.SRDSQ, 5.98%, 7/14/2027 (a)(r)(t)	Square	1/16/2026	2,580	2,368	2,335
10326911.SRDSQ, 4.72%, 7/14/2027 (a)(r)(t)	Square	1/16/2026	3,894	3,637	3,758
10327382.SRDSQ, 6.67%, 7/14/2027 (a)(n)(r)(t)	Square	1/16/2026	2,751	2,501	1,395
10327488.SRDSQ, 4.72%, 7/14/2027 (a)(r)(t)	Square	1/16/2026	14,299	13,354	13,580
10328068.SRDSQ, 5.47%, 7/14/2027 (a)(r)(t)	Square	1/16/2026	4,218	3,898	4,043
10328256.SRDSQ, 6.51%, 7/14/2027 (a)(r)(t)	Square	1/16/2026	3,112	2,835	3,004
10328491.SRDSQ, 5.95%, 7/14/2027 (a)(r)(t)	Square	1/16/2026	575	528	538
10328515.SRDSQ, 6.29%, 7/14/2027 (a)(r)(t)	Square	1/16/2026	924	844	868
10328589.SRDSQ, 6.36%, 7/14/2027 (a)(r)(t)	Square	1/16/2026	917	837	894
10334031.SRDSQ, 5.47%, 7/15/2027 (a)(r)(t)	Square	1/20/2026	4,384	4,051	4,262
10334405.SRDSQ, 4.72%, 7/15/2027 (a)(r)(t)	Square	1/20/2026	9,500	8,872	7,647
10334923.SRDSQ, 5.16%, 7/15/2027 (a)(r)(t)	Square	1/20/2026	19,116	17,743	18,196
10336239.SRDSQ, 4.72%, 7/15/2027 (a)(r)(t)	Square	1/20/2026	1,068	998	788
10336256.SRDSQ, 4.72%, 7/15/2027 (a)(r)(t)	Square	1/20/2026	12,756	11,913	12,243
10336943.SRDSQ, 4.72%, 7/15/2027 (a)(r)(t)	Square	1/20/2026	7,670	7,163	7,359
10337228.SRDSQ, 4.71%, 7/15/2027 (a)(r)(t)	Square	1/20/2026	6,128	5,724	5,796
10337522.SRDSQ, 5.47%, 7/15/2027 (a)(r)(t)	Square	1/20/2026	10,544	9,744	10,115
10338092.SRDSQ, 4.71%, 7/15/2027 (a)(r)(t)	Square	1/20/2026	6,076	5,674	5,728
10338391.SRDSQ, 5.16%, 7/15/2027 (a)(r)(t)	Square	1/20/2026	1,137	1,055	1,102
10338460.SRDSQ, 6.34%, 7/15/2027 (a)(r)(t)	Square	1/20/2026	1,225	1,119	1,111
10338521.SRDSQ, 5.73%, 7/15/2027 (a)(r)(t)	Square	1/20/2026	3,392	3,124	3,264
10338793.SRDSQ, 6.30%, 7/15/2027 (a)(r)(t)	Square	1/20/2026	897	820	854
10338871.SRDSQ, 6.68%, 7/15/2027 (a)(r)(t)	Square	1/20/2026	1,348	1,225	1,293
10339381.SRDSQ, 5.16%, 7/16/2027 (a)(r)(t)	Square	1/21/2026	5,619	5,216	5,363

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	147

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
10339970.SRDSQ, 4.72%, 7/16/2027 (a)(r)(t)	Square	1/21/2026	$6,432	$6,007	$6,212
10340789.SRDSQ, 5.16%, 7/16/2027 (a)(r)(t)	Square	1/21/2026	4,048	3,758	3,884
10341013.SRDSQ, 4.72%, 7/16/2027 (a)(r)(t)	Square	1/21/2026	40,055	37,408	38,416
10342659.SRDSQ, 4.72%, 7/16/2027 (a)(r)(t)	Square	1/21/2026	16,574	15,479	16,210
10343738.SRDSQ, 5.73%, 7/16/2027 (a)(r)(t)	Square	1/21/2026	2,951	2,718	2,655
10343840.SRDSQ, 5.70%, 7/16/2027 (a)(r)(t)	Square	1/21/2026	1,154	1,063	1,080
10343882.SRDSQ, 5.73%, 7/16/2027 (a)(r)(t)	Square	1/21/2026	1,384	1,275	1,079
10343966.SRDSQ, 4.72%, 7/16/2027 (a)(r)(t)	Square	1/21/2026	2,386	2,228	2,279
10344062.SRDSQ, 5.16%, 7/16/2027 (a)(r)(t)	Square	1/21/2026	3,281	3,045	2,722
10344166.SRDSQ, 5.49%, 7/17/2027 (a)(r)(t)	Square	1/22/2026	1,492	1,378	1,430
10344963.SRDSQ, 5.16%, 7/17/2027 (a)(r)(t)	Square	1/22/2026	826	767	776
10345028.SRDSQ, 6.67%, 7/17/2027 (a)(r)(t)	Square	1/22/2026	3,316	3,015	3,135
10345271.SRDSQ, 6.52%, 7/18/2027 (a)(r)(t)	Square	1/22/2026	608	554	581
10345336.SRDSQ, 4.73%, 7/18/2027 (a)(r)(t)	Square	1/22/2026	2,648	2,473	2,543
10345533.SRDSQ, 5.97%, 7/18/2027 (a)(r)(t)	Square	1/22/2026	3,944	3,620	3,700
10345856.SRDSQ, 4.72%, 7/18/2027 (a)(r)(t)	Square	1/22/2026	2,682	2,505	2,494
10346034.SRDSQ, 5.15%, 7/19/2027 (a)(r)(t)	Square	1/22/2026	2,329	2,162	2,234
10346206.SRDSQ, 5.16%, 7/19/2027 (a)(r)(t)	Square	1/22/2026	7,616	7,068	6,892
10346636.SRDSQ, 5.16%, 7/19/2027 (a)(r)(t)	Square	1/22/2026	12,255	11,375	11,510
10347266.SRDSQ, 6.35%, 7/19/2027 (a)(r)(t)	Square	1/22/2026	7,714	7,043	6,941
10348893.SRDSQ, 4.72%, 7/20/2027 (a)(r)(t)	Square	1/22/2026	4,093	3,823	3,894
10349746.SRDSQ, 6.28%, 7/20/2027 (a)(r)(t)	Square	1/22/2026	940	859	812
10349873.SRDSQ, 5.47%, 7/20/2027 (a)(r)(t)	Square	1/22/2026	15,507	14,331	14,235
10351200.SRDSQ, 4.72%, 7/20/2027 (a)(r)(t)	Square	1/22/2026	13,299	12,420	12,481
10352487.SRDSQ, 5.73%, 7/20/2027 (a)(r)(t)	Square	1/22/2026	3,035	2,795	2,410
10352722.SRDSQ, 6.36%, 7/20/2027 (a)(r)(t)	Square	1/22/2026	2,757	2,517	2,623
10353015.SRDSQ, 6.67%, 7/20/2027 (a)(r)(t)	Square	1/22/2026	833	757	802
10353056.SRDSQ, 5.73%, 7/21/2027 (a)(r)(t)	Square	1/23/2026	8,962	8,253	8,444
10353638.SRDSQ, 5.97%, 7/21/2027 (a)(r)(t)	Square	1/23/2026	6,483	5,949	6,136
10353912.SRDSQ, 5.15%, 7/21/2027 (a)(r)(t)	Square	1/23/2026	2,879	2,672	2,710
10354151.SRDSQ, 5.16%, 7/21/2027 (a)(r)(t)	Square	1/23/2026	8,456	7,849	8,229
10354813.SRDSQ, 5.47%, 7/21/2027 (a)(r)(t)	Square	1/23/2026	27,471	25,387	21,765
10355682.SRDSQ, 4.72%, 7/21/2027 (a)(r)(t)	Square	1/23/2026	17,903	16,719	17,355
10356531.SRDSQ, 6.35%, 7/21/2027 (a)(r)(t)	Square	1/23/2026	2,267	2,070	2,115
10356694.SRDSQ, 6.67%, 7/21/2027 (a)(r)(t)	Square	1/23/2026	2,684	2,440	2,199
10356825.SRDSQ, 5.47%, 7/21/2027 (a)(r)(t)	Square	1/23/2026	2,915	2,694	2,777
10356953.SRDSQ, 4.71%, 7/21/2027 (a)(r)(t)	Square	1/23/2026	4,087	3,817	3,909
10357211.SRDSQ, 5.47%, 7/21/2027 (a)(r)(t)	Square	1/23/2026	4,136	3,822	3,988
10360318.SRDSQ, 4.72%, 7/22/2027 (a)(r)(t)	Square	1/26/2026	7,078	6,611	6,659
10360709.SRDSQ, 5.16%, 7/22/2027 (a)(r)(t)	Square	1/26/2026	6,539	6,069	5,433
10361206.SRDSQ, 6.68%, 7/22/2027 (a)(r)(t)	Square	1/26/2026	1,250	1,136	1,177
10361496.SRDSQ, 6.35%, 7/22/2027 (a)(r)(t)	Square	1/26/2026	11,901	10,865	11,434
10362309.SRDSQ, 5.47%, 7/22/2027 (a)(r)(t)	Square	1/26/2026	3,339	3,086	3,076
10362436.SRDSQ, 4.72%, 7/22/2027 (a)(r)(t)	Square	1/26/2026	58,613	54,739	55,664
10365024.SRDSQ, 4.71%, 7/23/2027 (a)(r)(t)	Square	1/27/2026	3,056	2,854	2,835
10366286.SRDSQ, 5.98%, 7/23/2027 (a)(r)(t)	Square	1/27/2026	2,200	2,019	1,636
10366447.SRDSQ, 6.67%, 7/23/2027 (a)(r)(t)	Square	1/27/2026	826	751	791
10366545.SRDSQ, 4.72%, 7/23/2027 (a)(r)(t)	Square	1/27/2026	13,741	12,833	13,328
10367562.SRDSQ, 6.67%, 7/23/2027 (a)(r)(t)	Square	1/27/2026	4,459	4,054	4,198
10367938.SRDSQ, 4.72%, 7/23/2027 (a)(r)(t)	Square	1/27/2026	7,756	7,244	7,453
10368360.SRDSQ, 5.73%, 7/23/2027 (a)(r)(t)	Square	1/27/2026	1,883	1,734	1,820
10368488.SRDSQ, 5.16%, 7/23/2027 (a)(r)(t)	Square	1/27/2026	5,615	5,212	5,429

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

148	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
10368873.SRDSQ, 4.72%, 7/23/2027 (a)(r)(t)	Square	1/27/2026	$8,590	$8,022	$7,538
10369219.SRDSQ, 6.35%, 7/23/2027 (a)(r)(t)	Square	1/27/2026	4,184	3,820	3,982
10369396.SRDSQ, 5.72%, 7/23/2027 (a)(r)(t)	Square	1/27/2026	324	298	318
10369424.SRDSQ, 5.72%, 7/23/2027 (a)(r)(t)	Square	1/27/2026	6,738	6,206	6,202
10369709.SRDSQ, 4.72%, 7/24/2027 (a)(r)(t)	Square	1/28/2026	38,065	35,549	33,143
10370757.SRDSQ, 5.16%, 7/25/2027 (a)(r)(t)	Square	1/28/2026	5,542	5,144	5,324
10371142.SRDSQ, 4.72%, 7/25/2027 (a)(r)(t)	Square	1/28/2026	3,256	3,041	3,126
10371302.SRDSQ, 6.34%, 7/25/2027 (a)(r)(t)	Square	1/28/2026	2,108	1,925	1,957
10371377.SRDSQ, 6.67%, 7/25/2027 (a)(r)(t)	Square	1/28/2026	7,087	6,442	6,737
10373301.SRDSQ, 6.66%, 7/26/2027 (a)(r)(t)	Square	1/28/2026	2,938	2,671	2,841
10373685.SRDSQ, 6.65%, 7/26/2027 (a)(r)(t)	Square	1/28/2026	922	839	868
10373812.SRDSQ, 4.72%, 7/26/2027 (a)(r)(t)	Square	1/28/2026	492	459	468
10373837.SRDSQ, 5.48%, 7/26/2027 (a)(r)(t)	Square	1/28/2026	2,534	2,342	2,381
10373975.SRDSQ, 4.72%, 7/26/2027 (a)(r)(t)	Square	1/28/2026	4,960	4,632	4,739
10374220.SRDSQ, 4.72%, 7/26/2027 (a)(r)(t)	Square	1/28/2026	15,144	14,144	14,184
10374975.SRDSQ, 4.71%, 7/26/2027 (a)(r)(t)	Square	1/28/2026	4,756	4,442	4,528
10375216.SRDSQ, 4.72%, 7/26/2027 (a)(r)(t)	Square	1/28/2026	4,757	4,443	4,522
10375394.SRDSQ, 6.28%, 7/26/2027 (a)(r)(t)	Square	1/28/2026	2,461	2,249	2,347
10375605.SRDSQ, 5.73%, 7/26/2027 (a)(r)(t)	Square	1/28/2026	4,491	4,136	4,133
10375813.SRDSQ, 6.66%, 7/26/2027 (a)(r)(t)	Square	1/28/2026	3,546	3,223	3,332
10376132.SRDSQ, 4.72%, 7/26/2027 (a)(r)(t)	Square	1/28/2026	6,581	6,146	6,319
10376451.SRDSQ, 4.72%, 7/26/2027 (a)(r)(t)	Square	1/28/2026	916	855	882
10376506.SRDSQ, 6.35%, 7/26/2027 (a)(r)(t)	Square	1/28/2026	1,156	1,056	1,110
10376603.SRDSQ, 6.67%, 7/26/2027 (a)(r)(t)	Square	1/28/2026	1,360	1,236	1,163
10376646.SRDSQ, 6.51%, 7/26/2027 (a)(r)(t)	Square	1/28/2026	1,364	1,243	1,288
10376723.SRDSQ, 5.72%, 7/26/2027 (a)(r)(t)	Square	1/28/2026	3,430	3,158	3,195
10377011.SRDSQ, 5.47%, 7/27/2027 (a)(r)(t)	Square	1/29/2026	1,886	1,743	1,771
10377097.SRDSQ, 6.67%, 7/27/2027 (a)(r)(t)	Square	1/29/2026	13,058	11,871	12,627
10378882.SRDSQ, 4.72%, 7/27/2027 (a)(r)(t)	Square	1/29/2026	2,058	1,922	1,980
10379063.SRDSQ, 5.73%, 7/27/2027 (a)(r)(t)	Square	1/29/2026	2,366	2,179	2,277
10379879.SRDSQ, 5.15%, 7/27/2027 (a)(r)(t)	Square	1/29/2026	5,031	4,671	4,854
10380210.SRDSQ, 6.67%, 7/27/2027 (a)(r)(t)	Square	1/29/2026	752	684	693
10380260.SRDSQ, 4.78%, 7/27/2027 (a)(r)(t)	Square	1/29/2026	393	366	376
10380262.SRDSQ, 4.72%, 7/27/2027 (a)(r)(t)	Square	1/29/2026	8,016	7,487	7,637
10380627.SRDSQ, 4.72%, 7/27/2027 (a)(r)(t)	Square	1/29/2026	8,495	7,934	8,055
10380886.SRDSQ, 4.72%, 7/27/2027 (a)(r)(t)	Square	1/29/2026	8,030	7,499	7,623
10381201.SRDSQ, 5.98%, 7/27/2027 (a)(r)(t)	Square	1/29/2026	1,427	1,310	1,365
10381644.SRDSQ, 6.35%, 7/27/2027 (a)(r)(t)	Square	1/29/2026	14,999	13,694	14,115
10381920.SRDSQ, 4.72%, 7/28/2027 (a)(r)(t)	Square	1/30/2026	3,773	3,524	3,629
10382723.SRDSQ, 6.29%, 7/28/2027 (a)(r)(t)	Square	1/30/2026	6,442	5,887	3,511
10383422.SRDSQ, 5.73%, 7/28/2027 (a)(r)(t)	Square	1/30/2026	5,499	5,064	5,046
10383766.SRDSQ, 4.72%, 7/28/2027 (a)(r)(t)	Square	1/30/2026	5,599	5,228	5,389
10384064.SRDSQ, 4.72%, 7/28/2027 (a)(r)(t)	Square	1/30/2026	30,616	28,593	29,039
10385747.SRDSQ, 5.50%, 7/28/2027 (a)(r)(t)	Square	1/30/2026	4,996	4,615	4,766
10521157.SRDSQ, 6.50%, 8/26/2027 (a)(r)(t)	Square	3/02/2026	16,045	14,620	14,941
10522590.SRDSQ, 6.19%, 8/26/2027 (a)(r)(t)	Square	3/02/2026	1,573	1,440	1,484
10522949.SRDSQ, 5.33%, 8/26/2027 (a)(r)(t)	Square	3/02/2026	14,946	13,838	14,333
10524188.SRDSQ, 5.31%, 8/26/2027 (a)(r)(t)	Square	3/02/2026	1,945	1,802	1,811
10524282.SRDSQ, 4.99%, 8/26/2027 (a)(r)(t)	Square	3/02/2026	14,732	13,707	13,903
10524861.SRDSQ, 5.33%, 8/26/2027 (a)(r)(t)	Square	3/02/2026	6,310	5,842	5,976
10525108.SRDSQ, 6.49%, 8/26/2027 (a)(r)(t)	Square	3/02/2026	2,376	2,165	2,194
10525234.SRDSQ, 6.18%, 8/26/2027 (a)(r)(t)	Square	3/02/2026	3,637	3,328	3,430

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	149

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
10525313.SRDSQ, 5.56%, 8/26/2027 (a)(r)(t)	Square	3/02/2026	$2,322	$2,143	$2,193
10525380.SRDSQ, 6.49%, 8/26/2027 (a)(r)(t)	Square	3/02/2026	10,480	9,549	9,718
10525841.SRDSQ, 5.33%, 8/26/2027 (a)(r)(t)	Square	3/02/2026	9,876	9,144	9,168
10526403.SRDSQ, 5.55%, 8/26/2027 (a)(r)(t)	Square	3/02/2026	11,340	10,468	10,426
10526880.SRDSQ, 6.50%, 8/27/2027 (a)(r)(t)	Square	3/03/2026	1,051	958	974
10527027.SRDSQ, 5.30%, 8/27/2027 (a)(r)(t)	Square	3/03/2026	5,100	4,724	4,806
10527260.SRDSQ, 6.49%, 8/27/2027 (a)(r)(t)	Square	3/03/2026	1,377	1,255	1,291
10527335.SRDSQ, 6.49%, 8/27/2027 (a)(r)(t)	Square	3/03/2026	7,391	6,735	6,853
10528030.SRDSQ, 4.55%, 8/27/2027 (a)(r)(t)	Square	3/03/2026	12,110	11,336	11,503
10529244.SRDSQ, 6.18%, 8/27/2027 (a)(r)(t)	Square	3/03/2026	4,808	4,400	4,534
10529644.SRDSQ, 6.50%, 8/27/2027 (a)(r)(t)	Square	3/03/2026	5,065	4,615	4,807
10530109.SRDSQ, 6.49%, 8/27/2027 (a)(r)(t)	Square	3/03/2026	19,099	17,403	18,129
10531275.SRDSQ, 6.53%, 8/27/2027 (a)(r)(t)	Square	3/03/2026	122	111	114
10531276.SRDSQ, 4.98%, 8/27/2027 (a)(r)(t)	Square	3/03/2026	2,565	2,387	2,371
10531356.SRDSQ, 4.55%, 8/27/2027 (a)(r)(t)	Square	3/03/2026	9,401	8,801	8,895
10531796.SRDSQ, 5.30%, 8/27/2027 (a)(r)(t)	Square	3/03/2026	20,809	19,276	19,729
10532219.SRDSQ, 4.55%, 8/28/2027 (a)(r)(t)	Square	3/04/2026	14,180	13,274	13,394
10532638.SRDSQ, 4.99%, 8/28/2027 (a)(r)(t)	Square	3/04/2026	27,349	25,445	25,457
10533299.SRDSQ, 6.34%, 9/1/2027 (a)(r)(t)	Square	3/04/2026	1,981	1,809	1,867
10533371.SRDSQ, 6.34%, 9/1/2027 (a)(r)(t)	Square	3/04/2026	22,750	20,775	21,185
10534003.SRDSQ, 5.30%, 9/1/2027 (a)(r)(t)	Square	3/04/2026	10,442	9,673	9,717
10534232.SRDSQ, 5.30%, 9/1/2027 (a)(r)(t)	Square	3/04/2026	33,471	31,005	31,526
10537631.SRDSQ, 5.55%, 9/2/2027 (a)(r)(t)	Square	3/04/2026	3,727	3,441	3,547
10537876.SRDSQ, 5.81%, 9/2/2027 (a)(r)(t)	Square	3/04/2026	4,870	4,479	4,055
10538131.SRDSQ, 4.99%, 9/2/2027 (a)(r)(t)	Square	3/04/2026	27,377	25,471	25,746
10539542.SRDSQ, 6.50%, 9/2/2027 (a)(r)(t)	Square	3/04/2026	2,300	2,095	1,851
10539626.SRDSQ, 5.56%, 9/2/2027 (a)(r)(t)	Square	3/04/2026	1,112	1,026	1,058
10539672.SRDSQ, 5.80%, 9/2/2027 (a)(r)(t)	Square	3/04/2026	3,684	3,389	3,329
10539756.SRDSQ, 6.49%, 9/2/2027 (a)(r)(t)	Square	3/04/2026	2,250	2,051	1,985
10539823.SRDSQ, 4.99%, 9/2/2027 (a)(r)(t)	Square	3/04/2026	7,767	7,226	7,379
10540263.SRDSQ, 4.55%, 9/2/2027 (a)(r)(t)	Square	3/04/2026	7,791	7,293	7,382
10540641.SRDSQ, 6.17%, 9/2/2027 (a)(r)(t)	Square	3/04/2026	1,560	1,428	1,261
10540688.SRDSQ, 5.62%, 9/2/2027 (a)(r)(t)	Square	3/04/2026	415	383	393
10540712.SRDSQ, 6.49%, 9/2/2027 (a)(r)(t)	Square	3/04/2026	5,741	5,232	5,363
10540975.SRDSQ, 6.20%, 9/2/2027 (a)(r)(t)	Square	3/04/2026	568	519	538
10541035.SRDSQ, 5.31%, 9/2/2027 (a)(r)(t)	Square	3/04/2026	2,502	2,318	2,378
10541270.SRDSQ, 4.99%, 9/2/2027 (a)(r)(t)	Square	3/04/2026	4,841	4,504	4,477
10541420.SRDSQ, 4.55%, 9/3/2027 (a)(r)(t)	Square	3/05/2026	5,710	5,345	5,401
10541579.SRDSQ, 5.80%, 9/3/2027 (a)(r)(t)	Square	3/05/2026	38,392	35,317	36,058
10543391.SRDSQ, 4.55%, 9/3/2027 (a)(r)(t)	Square	3/05/2026	4,053	3,794	3,854
10543660.SRDSQ, 4.56%, 9/3/2027 (a)(r)(t)	Square	3/05/2026	4,020	3,762	3,813
10543975.SRDSQ, 4.54%, 9/3/2027 (a)(r)(t)	Square	3/05/2026	3,505	3,281	3,316
10544150.SRDSQ, 4.55%, 9/3/2027 (a)(r)(t)	Square	3/05/2026	10,453	9,786	9,900
10544639.SRDSQ, 4.55%, 9/3/2027 (a)(r)(t)	Square	3/05/2026	15,786	14,778	14,913
10545190.SRDSQ, 4.55%, 9/3/2027 (a)(r)(t)	Square	3/05/2026	49,587	46,419	46,909
10546706.SRDSQ, 6.49%, 9/3/2027 (a)(r)(t)	Square	3/05/2026	7,775	7,085	7,131
10546942.SRDSQ, 6.35%, 9/3/2027 (a)(r)(t)	Square	3/05/2026	998	911	807
10546972.SRDSQ, 6.18%, 9/3/2027 (a)(r)(t)	Square	3/05/2026	2,154	1,971	1,987
10547013.SRDSQ, 6.51%, 9/3/2027 (a)(r)(t)	Square	3/05/2026	634	578	592
10547038.SRDSQ, 6.50%, 9/3/2027 (a)(r)(t)	Square	3/06/2026	2,176	1,983	1,970
10547204.SRDSQ, 4.55%, 9/4/2027 (a)(r)(t)	Square	3/06/2026	15,842	14,830	14,928
10547618.SRDSQ, 5.28%, 9/4/2027 (a)(r)(t)	Square	3/06/2026	1,437	1,331	1,347

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

150	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
10547644.SRDSQ, 6.50%, 9/4/2027 (a)(r)(t)	Square	3/06/2026	$7,865	$7,167	$7,388
10548060.SRDSQ, 6.18%, 9/4/2027 (a)(r)(t)	Square	3/06/2026	7,725	7,069	7,127
10548589.SRDSQ, 6.12%, 9/4/2027 (a)(r)(t)	Square	3/06/2026	1,470	1,347	1,381
10548693.SRDSQ, 5.34%, 9/4/2027 (a)(r)(t)	Square	3/06/2026	429	397	414
10548743.SRDSQ, 4.55%, 9/4/2027 (a)(r)(t)	Square	3/06/2026	26,439	24,750	25,077
10553589.SRDSQ, 5.31%, 9/4/2027 (a)(r)(t)	Square	3/06/2026	887	821	813
10553606.SRDSQ, 6.51%, 9/4/2027 (a)(r)(t)	Square	3/06/2026	1,817	1,655	1,694
10554239.SRDSQ, 6.18%, 9/4/2027 (a)(r)(t)	Square	3/06/2026	2,665	2,439	2,493
10554890.SRDSQ, 4.55%, 9/4/2027 (a)(r)(t)	Square	3/06/2026	8,293	7,763	7,853
10555478.SRDSQ, 4.55%, 9/4/2027 (a)(r)(t)	Square	3/06/2026	7,270	6,805	6,902
10555660.SRDSQ, 4.99%, 9/4/2027 (a)(r)(t)	Square	3/06/2026	39,576	36,821	37,320
10557072.SRDSQ, 4.99%, 9/4/2027 (a)(r)(t)	Square	3/06/2026	3,018	2,808	2,655
10557187.SRDSQ, 6.49%, 9/4/2027 (a)(r)(t)	Square	3/06/2026	2,133	1,944	1,989
10557287.SRDSQ, 6.32%, 9/4/2027 (a)(r)(t)	Square	3/06/2026	1,850	1,689	1,744
10557359.SRDSQ, 5.37%, 9/4/2027 (a)(r)(t)	Square	3/06/2026	221	205	208
10560678.SRDSQ, 4.99%, 9/5/2027 (a)(r)(t)	Square	3/09/2026	44,720	41,607	39,376
10563100.SRDSQ, 4.55%, 9/5/2027 (a)(r)(t)	Square	3/09/2026	2,637	2,469	2,504
10563233.SRDSQ, 4.55%, 9/5/2027 (a)(r)(t)	Square	3/09/2026	21,101	19,753	19,981
10564100.SRDSQ, 5.30%, 9/5/2027 (a)(r)(t)	Square	3/09/2026	7,503	6,950	7,028
10564397.SRDSQ, 6.18%, 9/5/2027 (a)(r)(t)	Square	3/09/2026	4,652	4,257	4,352
10564552.SRDSQ, 5.30%, 9/5/2027 (a)(r)(t)	Square	3/09/2026	53,428	49,492	50,051
10566242.SRDSQ, 4.55%, 9/5/2027 (a)(r)(t)	Square	3/10/2026	5,769	5,401	5,470
10566438.SRDSQ, 6.49%, 9/6/2027 (a)(r)(t)	Square	3/10/2026	1,955	1,781	1,837
10566538.SRDSQ, 6.17%, 9/6/2027 (a)(r)(t)	Square	3/10/2026	4,188	3,833	3,891
10566852.SRDSQ, 5.80%, 9/6/2027 (a)(r)(t)	Square	3/10/2026	8,566	7,880	8,125
10567959.SRDSQ, 6.51%, 9/6/2027 (a)(r)(t)	Square	3/10/2026	328	299	314
10568039.SRDSQ, 4.99%, 9/6/2027 (a)(r)(t)	Square	3/10/2026	15,407	14,334	14,425
10569177.SRDSQ, 4.99%, 9/6/2027 (a)(r)(t)	Square	3/10/2026	8,895	8,276	8,435
10569715.SRDSQ, 5.30%, 9/6/2027 (a)(r)(t)	Square	3/10/2026	11,088	10,271	10,432
10569995.SRDSQ, 5.81%, 9/6/2027 (a)(r)(t)	Square	3/10/2026	6,099	5,610	5,663
10570141.SRDSQ, 4.99%, 9/6/2027 (a)(r)(t)	Square	3/10/2026	6,205	5,773	5,861
10570437.SRDSQ, 4.55%, 9/6/2027 (a)(r)(t)	Square	3/10/2026	40,095	37,533	37,681
10571580.SRDSQ, 4.55%, 9/7/2027 (a)(r)(t)	Square	3/11/2026	14,769	13,825	13,942
10571991.SRDSQ, 4.55%, 9/7/2027 (a)(r)(t)	Square	3/11/2026	29,642	27,748	28,050
10572906.SRDSQ, 5.30%, 9/8/2027 (a)(r)(t)	Square	3/11/2026	4,020	3,724	3,816
10573044.SRDSQ, 5.30%, 9/8/2027 (a)(r)(t)	Square	3/11/2026	15,637	14,485	14,841
10574821.SRDSQ, 4.55%, 9/9/2027 (a)(r)(t)	Square	3/11/2026	17,035	15,947	16,082
10576222.SRDSQ, 4.99%, 9/9/2027 (a)(r)(t)	Square	3/11/2026	26,664	24,808	25,195
10577829.SRDSQ, 4.55%, 9/9/2027 (a)(r)(t)	Square	3/11/2026	10,204	9,552	9,661
10578168.SRDSQ, 4.55%, 9/9/2027 (a)(r)(t)	Square	3/11/2026	39,291	36,781	37,095
10579326.SRDSQ, 6.18%, 9/9/2027 (a)(r)(t)	Square	3/11/2026	20,476	18,739	19,352
10580051.SRDSQ, 6.34%, 9/9/2027 (a)(r)(t)	Square	3/11/2026	1,960	1,790	1,814
10580369.SRDSQ, 5.80%, 9/10/2027 (a)(r)(t)	Square	3/12/2026	4,187	3,852	3,925
10580625.SRDSQ, 6.18%, 9/10/2027 (a)(r)(t)	Square	3/12/2026	3,091	2,828	2,854
10580757.SRDSQ, 6.50%, 9/10/2027 (a)(r)(t)	Square	3/12/2026	1,227	1,118	1,163
10580865.SRDSQ, 5.55%, 9/10/2027 (a)(r)(t)	Square	3/12/2026	2,881	2,659	2,699
10581022.SRDSQ, 6.18%, 9/10/2027 (a)(r)(t)	Square	3/12/2026	17,503	16,018	16,271
10582186.SRDSQ, 5.33%, 9/10/2027 (a)(r)(t)	Square	3/12/2026	8,835	8,181	8,332
10582955.SRDSQ, 6.50%, 9/10/2027 (a)(r)(t)	Square	3/12/2026	3,003	2,736	2,819
10583172.SRDSQ, 4.99%, 9/10/2027 (a)(r)(t)	Square	3/12/2026	41,723	38,819	39,099
10584768.SRDSQ, 5.80%, 9/10/2027 (a)(r)(t)	Square	3/12/2026	47,730	43,907	45,172
10585771.SRDSQ, 4.55%, 9/11/2027 (a)(r)(t)	Square	3/13/2026	21,038	19,694	19,918

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	151

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
10587292.SRDSQ, 4.55%, 9/11/2027 (a)(r)(t)	Square	3/13/2026	$36,700	$34,355	$34,718
10589085.SRDSQ, 4.99%, 9/11/2027 (a)(r)(t)	Square	3/13/2026	3,322	3,090	3,099
10589159.SRDSQ, 6.49%, 9/11/2027 (a)(r)(t)	Square	3/13/2026	1,054	960	1,008
10589263.SRDSQ, 6.54%, 9/11/2027 (a)(r)(t)	Square	3/13/2026	760	692	675
10589276.SRDSQ, 4.55%, 9/11/2027 (a)(r)(t)	Square	3/13/2026	11,257	10,538	10,676
10589724.SRDSQ, 4.55%, 9/11/2027 (a)(r)(t)	Square	3/13/2026	27,562	25,801	26,015
10590607.SRDSQ, 5.80%, 9/11/2027 (a)(r)(t)	Square	3/13/2026	751	691	712
10590656.SRDSQ, 4.56%, 9/11/2027 (a)(r)(t)	Square	3/13/2026	2,551	2,388	2,397
10590760.SRDSQ, 4.99%, 9/11/2027 (a)(r)(t)	Square	3/13/2026	1,772	1,649	1,679
10590836.SRDSQ, 4.54%, 9/11/2027 (a)(r)(t)	Square	3/13/2026	5,952	5,572	5,627
10594663.SRDSQ, 6.50%, 9/12/2027 (a)(r)(t)	Square	3/16/2026	2,692	2,453	2,517
10594844.SRDSQ, 4.99%, 9/12/2027 (a)(r)(t)	Square	3/16/2026	12,991	12,086	12,188
10596047.SRDSQ, 5.31%, 9/12/2027 (a)(r)(t)	Square	3/16/2026	1,013	938	955
10596141.SRDSQ, 5.81%, 9/12/2027 (a)(r)(t)	Square	3/16/2026	12,383	11,391	11,599
10596888.SRDSQ, 4.55%, 9/12/2027 (a)(r)(t)	Square	3/16/2026	7,901	7,397	7,456
10597315.SRDSQ, 4.55%, 9/12/2027 (a)(r)(t)	Square	3/16/2026	3,249	3,041	3,051
10597416.SRDSQ, 6.13%, 9/12/2027 (a)(r)(t)	Square	3/16/2026	2,739	2,508	2,551
10597534.SRDSQ, 4.55%, 9/12/2027 (a)(r)(t)	Square	3/16/2026	4,385	4,105	4,157
10597792.SRDSQ, 4.55%, 9/12/2027 (a)(r)(t)	Square	3/16/2026	19,157	17,934	18,117
10598565.SRDSQ, 6.34%, 9/12/2027 (a)(r)(t)	Square	3/16/2026	4,076	3,722	3,779
10598739.SRDSQ, 4.55%, 9/12/2027 (a)(r)(t)	Square	3/16/2026	10,113	9,467	9,589
10599140.SRDSQ, 5.30%, 9/12/2027 (a)(r)(t)	Square	3/16/2026	7,937	7,352	7,381
10599364.SRDSQ, 6.50%, 9/12/2027 (a)(r)(t)	Square	3/16/2026	7,344	6,692	5,795
10599518.SRDSQ, 6.49%, 9/12/2027 (a)(r)(t)	Square	3/16/2026	2,633	2,400	2,442
10599606.SRDSQ, 6.33%, 9/12/2027 (a)(r)(t)	Square	3/16/2026	2,217	2,025	2,137
10599772.SRDSQ, 6.18%, 9/12/2027 (a)(r)(t)	Square	3/16/2026	9,613	8,798	8,938
10600139.SRDSQ, 5.30%, 9/12/2027 (a)(r)(t)	Square	3/16/2026	2,851	2,641	2,478
10600213.SRDSQ, 6.49%, 9/13/2027 (a)(r)(t)	Square	3/17/2026	2,718	2,477	2,572
10600454.SRDSQ, 6.11%, 9/13/2027 (a)(r)(t)	Square	3/17/2026	5,819	5,331	5,334
10601119.SRDSQ, 6.18%, 9/13/2027 (a)(r)(t)	Square	3/17/2026	13,723	12,558	12,909
10602297.SRDSQ, 5.56%, 9/13/2027 (a)(r)(t)	Square	3/17/2026	3,858	3,561	3,644
10602428.SRDSQ, 4.99%, 9/13/2027 (a)(r)(t)	Square	3/17/2026	12,118	11,274	11,208
10603004.SRDSQ, 4.55%, 9/13/2027 (a)(r)(t)	Square	3/17/2026	22,736	21,284	21,413
10603792.SRDSQ, 4.55%, 9/13/2027 (a)(r)(t)	Square	3/17/2026	40,135	37,571	37,791
10605038.SRDSQ, 4.55%, 9/13/2027 (a)(r)(t)	Square	3/17/2026	8,100	7,582	7,659
10605243.SRDSQ, 5.55%, 9/14/2027 (a)(r)(t)	Square	3/18/2026	25,002	23,080	23,542
10605744.SRDSQ, 5.32%, 9/14/2027 (a)(r)(t)	Square	3/18/2026	1,691	1,566	1,636
10605808.SRDSQ, 6.50%, 9/14/2027 (a)(r)(t)	Square	3/18/2026	3,893	3,547	3,467
10605899.SRDSQ, 6.50%, 9/14/2027 (a)(r)(t)	Square	3/18/2026	553	504	527
10605943.SRDSQ, 6.49%, 9/14/2027 (a)(r)(t)	Square	3/18/2026	19,470	17,742	17,897
10606416.SRDSQ, 4.55%, 9/15/2027 (a)(r)(t)	Square	3/18/2026	6,904	6,463	6,553
10606655.SRDSQ, 4.55%, 9/15/2027 (a)(r)(t)	Square	3/18/2026	7,877	7,374	7,448
10606841.SRDSQ, 4.99%, 9/15/2027 (a)(r)(t)	Square	3/18/2026	11,947	11,115	11,212
10607115.SRDSQ, 5.55%, 9/15/2027 (a)(r)(t)	Square	3/18/2026	22,760	21,010	21,317
10610158.SRDSQ, 4.55%, 9/16/2027 (a)(r)(t)	Square	3/18/2026	6,179	5,784	5,852
10610480.SRDSQ, 4.55%, 9/16/2027 (a)(r)(t)	Square	3/18/2026	6,159	5,766	5,787
10610694.SRDSQ, 5.81%, 9/16/2027 (a)(r)(t)	Square	3/18/2026	3,649	3,356	3,389
10610850.SRDSQ, 4.99%, 9/16/2027 (a)(r)(t)	Square	3/18/2026	7,709	7,172	6,884
10611137.SRDSQ, 4.56%, 9/16/2027 (a)(r)(t)	Square	3/18/2026	4,426	4,143	4,191
10611279.SRDSQ, 4.99%, 9/16/2027 (a)(r)(t)	Square	3/18/2026	6,156	5,728	5,813
10611472.SRDSQ, 5.29%, 9/16/2027 (a)(r)(t)	Square	3/18/2026	1,412	1,308	1,335
10611504.SRDSQ, 4.55%, 9/16/2027 (a)(r)(t)	Square	3/18/2026	7,877	7,374	7,448

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

152	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
10611796.SRDSQ, 4.55%, 9/16/2027 (a)(r)(t)	Square	3/18/2026	$29,863	$27,955	$28,220
10612722.SRDSQ, 4.99%, 9/16/2027 (a)(r)(t)	Square	3/18/2026	19,676	18,306	18,208
10613318.SRDSQ, 5.80%, 9/16/2027 (a)(r)(t)	Square	3/18/2026	42,257	38,873	39,473
10613623.SRDSQ, 4.55%, 9/17/2027 (a)(r)(t)	Square	3/19/2026	25,694	24,053	24,279
10615188.SRDSQ, 4.99%, 9/17/2027 (a)(r)(t)	Square	3/19/2026	3,524	3,279	3,335
10615491.SRDSQ, 6.48%, 9/17/2027 (a)(r)(t)	Square	3/19/2026	1,547	1,410	1,256
10615597.SRDSQ, 4.99%, 9/17/2027 (a)(r)(t)	Square	3/19/2026	3,134	2,916	2,901
10615854.SRDSQ, 5.55%, 9/17/2027 (a)(r)(t)	Square	3/19/2026	4,781	4,414	4,538
10616192.SRDSQ, 5.81%, 9/17/2027 (a)(r)(t)	Square	3/19/2026	1,853	1,705	1,687
10616284.SRDSQ, 5.80%, 9/17/2027 (a)(r)(t)	Square	3/19/2026	25,881	23,808	24,636
10617934.SRDSQ, 4.55%, 9/17/2027 (a)(r)(t)	Square	3/19/2026	34,055	31,880	32,230
10618790.SRDSQ, 6.12%, 9/18/2027 (a)(r)(t)	Square	3/20/2026	9,572	8,767	8,933
10619960.SRDSQ, 5.80%, 9/18/2027 (a)(r)(t)	Square	3/20/2026	16,788	15,444	15,749
10620983.SRDSQ, 4.55%, 9/18/2027 (a)(r)(t)	Square	3/20/2026	7,002	6,555	6,615
10621139.SRDSQ, 6.20%, 9/18/2027 (a)(r)(t)	Square	3/20/2026	1,448	1,325	1,352
10621188.SRDSQ, 4.55%, 9/18/2027 (a)(r)(t)	Square	3/20/2026	12,427	11,633	11,746
10621517.SRDSQ, 6.18%, 9/18/2027 (a)(r)(t)	Square	3/20/2026	3,600	3,294	3,233
10621659.SRDSQ, 5.30%, 9/18/2027 (a)(r)(t)	Square	3/20/2026	11,898	11,021	11,161
10622030.SRDSQ, 5.79%, 9/18/2027 (a)(r)(t)	Square	3/20/2026	1,329	1,223	1,257
10622075.SRDSQ, 6.18%, 9/18/2027 (a)(r)(t)	Square	3/20/2026	9,455	8,653	8,891
10622427.SRDSQ, 4.99%, 9/18/2027 (a)(r)(t)	Square	3/20/2026	20,683	19,243	19,148
10623072.SRDSQ, 4.55%, 9/18/2027 (a)(r)(t)	Square	3/20/2026	19,883	18,612	18,762
10626901.SRDSQ, 5.34%, 9/19/2027 (a)(r)(t)	Square	3/23/2026	2,495	2,310	1,555
10627113.SRDSQ, 4.55%, 9/19/2027 (a)(r)(t)	Square	3/23/2026	7,551	7,068	7,109
10627956.SRDSQ, 6.50%, 9/19/2027 (a)(r)(t)	Square	3/23/2026	1,754	1,598	1,435
10628148.SRDSQ, 6.19%, 9/19/2027 (a)(r)(t)	Square	3/23/2026	5,099	4,666	4,792
10628567.SRDSQ, 4.55%, 9/19/2027 (a)(r)(t)	Square	3/23/2026	8,715	8,159	8,249
10629354.SRDSQ, 4.99%, 9/19/2027 (a)(r)(t)	Square	3/23/2026	6,628	6,167	6,222
10629731.SRDSQ, 5.31%, 9/19/2027 (a)(r)(t)	Square	3/23/2026	5,574	5,163	5,194
10629863.SRDSQ, 5.30%, 9/19/2027 (a)(r)(t)	Square	3/23/2026	47,927	44,396	45,018
10631829.SRDSQ, 5.80%, 9/19/2027 (a)(r)(t)	Square	3/23/2026	33,869	31,156	31,492
10632436.SRDSQ, 5.31%, 9/20/2027 (a)(r)(t)	Square	3/24/2026	5,440	5,039	5,102
10633081.SRDSQ, 4.55%, 9/20/2027 (a)(r)(t)	Square	3/24/2026	16,007	14,984	15,149
10634410.SRDSQ, 5.55%, 9/20/2027 (a)(r)(t)	Square	3/24/2026	4,281	3,952	4,076
10634872.SRDSQ, 4.55%, 9/20/2027 (a)(r)(t)	Square	3/24/2026	15,922	14,905	15,037
10635702.SRDSQ, 4.55%, 9/20/2027 (a)(r)(t)	Square	3/24/2026	102,951	96,375	97,114
10637459.SRDSQ, 5.33%, 9/21/2027 (a)(r)(t)	Square	3/25/2026	9,623	8,910	8,772
10637690.SRDSQ, 5.79%, 9/21/2027 (a)(r)(t)	Square	3/25/2026	1,891	1,740	1,641
10637737.SRDSQ, 5.00%, 9/21/2027 (a)(r)(t)	Square	3/25/2026	2,240	2,084	2,103
10637780.SRDSQ, 6.50%, 9/21/2027 (a)(r)(t)	Square	3/25/2026	1,179	1,075	1,103
10637811.SRDSQ, 4.55%, 9/21/2027 (a)(r)(t)	Square	3/25/2026	14,831	13,883	14,012
10638204.SRDSQ, 6.50%, 9/21/2027 (a)(r)(t)	Square	3/25/2026	1,914	1,744	1,784
10638262.SRDSQ, 4.55%, 9/21/2027 (a)(r)(t)	Square	3/25/2026	3,827	3,583	3,621
10638374.SRDSQ, 4.55%, 9/22/2027 (a)(r)(t)	Square	3/25/2026	8,234	7,708	7,779
10638571.SRDSQ, 4.55%, 9/22/2027 (a)(r)(t)	Square	3/25/2026	11,108	10,398	10,495
10638870.SRDSQ, 6.49%, 9/22/2027 (a)(r)(t)	Square	3/25/2026	3,939	3,590	3,686
10639004.SRDSQ, 4.55%, 9/22/2027 (a)(r)(t)	Square	3/25/2026	15,357	14,376	14,503
10640848.SRDSQ, 4.56%, 9/23/2027 (a)(r)(t)	Square	3/25/2026	3,227	3,020	3,044
10641138.SRDSQ, 5.31%, 9/23/2027 (a)(r)(t)	Square	3/25/2026	4,310	3,992	4,062
10641750.SRDSQ, 6.11%, 9/23/2027 (a)(r)(t)	Square	3/25/2026	2,656	2,433	2,463
10641978.SRDSQ, 4.55%, 9/23/2027 (a)(r)(t)	Square	3/25/2026	15,722	14,718	14,872
10642858.SRDSQ, 4.55%, 9/23/2027 (a)(r)(t)	Square	3/25/2026	16,927	15,845	16,030

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	153

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
10643582.SRDSQ, 4.55%, 9/23/2027 (a)(r)(t)	Square	3/25/2026	$71,076	$66,536	$66,783
10645751.SRDSQ, 5.35%, 9/23/2027 (a)(r)(t)	Square	3/25/2026	672	622	593
10645776.SRDSQ, 6.50%, 9/23/2027 (a)(r)(t)	Square	3/25/2026	5,431	4,948	5,131
10645901.SRDSQ, 5.29%, 9/23/2027 (a)(r)(t)	Square	3/26/2026	2,922	2,707	2,753
10646074.SRDSQ, 4.99%, 9/24/2027 (a)(r)(t)	Square	3/26/2026	6,817	6,343	6,471
10646738.SRDSQ, 5.30%, 9/24/2027 (a)(r)(t)	Square	3/26/2026	29,023	26,885	27,270
10648210.SRDSQ, 6.12%, 9/24/2027 (a)(r)(t)	Square	3/26/2026	8,904	8,155	8,443
10648582.SRDSQ, 4.99%, 9/24/2027 (a)(r)(t)	Square	3/26/2026	999	929	941
10648620.SRDSQ, 5.34%, 9/24/2027 (a)(r)(t)	Square	3/26/2026	1,849	1,712	1,750
10648715.SRDSQ, 6.49%, 9/24/2027 (a)(r)(t)	Square	3/26/2026	4,918	4,482	4,115
10648861.SRDSQ, 4.98%, 9/24/2027 (a)(r)(t)	Square	3/26/2026	2,636	2,453	2,477
10648936.SRDSQ, 4.55%, 9/24/2027 (a)(r)(t)	Square	3/26/2026	4,113	3,850	3,891
10649186.SRDSQ, 5.55%, 9/24/2027 (a)(r)(t)	Square	3/26/2026	7,553	6,973	7,117
10649527.SRDSQ, 5.55%, 9/24/2027 (a)(r)(t)	Square	3/26/2026	21,117	19,494	19,899
10649867.SRDSQ, 4.55%, 9/24/2027 (a)(r)(t)	Square	3/26/2026	23,974	22,443	22,675
10650663.SRDSQ, 4.99%, 9/24/2027 (a)(r)(t)	Square	3/26/2026	32,133	29,896	30,381
10651099.SRDSQ, 5.29%, 9/25/2027 (a)(r)(t)	Square	3/27/2026	1,581	1,465	1,486
10651253.SRDSQ, 5.35%, 9/25/2027 (a)(r)(t)	Square	3/27/2026	787	729	763
10651344.SRDSQ, 4.99%, 9/25/2027 (a)(r)(t)	Square	3/27/2026	6,240	5,806	5,889
10651889.SRDSQ, 4.55%, 9/25/2027 (a)(r)(t)	Square	3/27/2026	9,620	9,005	9,088
10652665.SRDSQ, 5.55%, 9/25/2027 (a)(r)(t)	Square	3/27/2026	30,970	28,589	27,455
10654208.SRDSQ, 4.99%, 9/25/2027 (a)(r)(t)	Square	3/27/2026	15,493	14,414	14,535
10654763.SRDSQ, 5.30%, 9/25/2027 (a)(r)(t)	Square	3/27/2026	32,939	30,512	31,045
10655690.SRDSQ, 4.55%, 9/25/2027 (a)(r)(t)	Square	3/27/2026	6,324	5,920	5,942
10659682.SRDSQ, 6.51%, 9/26/2027 (a)(r)(t)	Square	3/30/2026	1,639	1,493	1,553
10659881.SRDSQ, 6.48%, 9/26/2027 (a)(r)(t)	Square	3/30/2026	1,938	1,767	1,816
10660053.SRDSQ, 4.99%, 9/26/2027 (a)(r)(t)	Square	3/30/2026	19,706	18,335	18,593
10661817.SRDSQ, 4.57%, 9/26/2027 (a)(r)(t)	Square	3/30/2026	1,499	1,403	1,417
10661942.SRDSQ, 6.34%, 9/26/2027 (a)(r)(t)	Square	3/30/2026	6,071	5,543	5,708
10662419.SRDSQ, 5.33%, 9/26/2027 (a)(r)(t)	Square	3/30/2026	8,787	8,137	6,987
10662823.SRDSQ, 4.56%, 9/26/2027 (a)(r)(t)	Square	3/30/2026	2,874	2,690	2,700
10662969.SRDSQ, 5.55%, 9/26/2027 (a)(r)(t)	Square	3/30/2026	2,716	2,507	2,540
10663084.SRDSQ, 6.18%, 9/26/2027 (a)(r)(t)	Square	3/30/2026	7,366	6,741	6,767
10663388.SRDSQ, 4.55%, 9/26/2027 (a)(r)(t)	Square	3/30/2026	19,015	17,800	17,604
10663907.SRDSQ, 4.56%, 9/26/2027 (a)(r)(t)	Square	3/30/2026	4,539	4,248	4,290
10664051.SRDSQ, 5.30%, 9/26/2027 (a)(r)(t)	Square	3/30/2026	45,975	42,588	42,927
10665569.SRDSQ, 4.54%, 9/27/2027 (a)(r)(t)	Square	3/31/2026	3,462	3,241	3,270
10666024.SRDSQ, 4.55%, 9/27/2027 (a)(r)(t)	Square	3/31/2026	11,795	11,041	11,127
10667179.SRDSQ, 6.49%, 9/27/2027 (a)(r)(t)	Square	3/31/2026	2,341	2,134	2,226
10667485.SRDSQ, 5.56%, 9/27/2027 (a)(r)(t)	Square	3/31/2026	5,299	4,891	4,994
10667787.SRDSQ, 6.50%, 9/27/2027 (a)(r)(t)	Square	3/31/2026	9,179	8,364	8,536
10668405.SRDSQ, 6.18%, 9/27/2027 (a)(r)(t)	Square	3/31/2026	23,441	21,452	20,274
10669093.SRDSQ, 6.12%, 9/27/2027 (a)(r)(t)	Square	3/31/2026	516	473	499
10669123.SRDSQ, 6.12%, 9/27/2027 (a)(r)(t)	Square	3/31/2026	2,504	2,293	2,422
10669329.SRDSQ, 6.48%, 9/27/2027 (a)(r)(t)	Square	3/31/2026	2,384	2,172	2,224
10669373.SRDSQ, 6.51%, 9/27/2027 (a)(r)(t)	Square	3/31/2026	2,186	1,992	2,037
10669425.SRDSQ, 4.55%, 9/27/2027 (a)(r)(t)	Square	3/31/2026	8,020	7,507	7,429
10669767.SRDSQ, 6.49%, 9/27/2027 (a)(r)(t)	Square	3/31/2026	36,190	32,978	32,582
10670963.SRDSQ, 4.55%, 9/27/2027 (a)(r)(t)	Square	3/31/2026	18,559	17,374	17,191
10678189.SRDSQ, 5.55%, 9/30/2027 (a)(r)(t)	Square	4/01/2026	107,603	99,330	100,975
10679773.SRDSQ, 4.55%, 9/30/2027 (a)(r)(t)	Square	4/01/2026	112,657	105,461	106,123
10682102.SRDSQ, 6.49%, 9/30/2027 (a)(r)(t)	Square	4/02/2026	103,281	94,114	93,542

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

154	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PAR	COST	VALUE
United States - 0.6% (continued)
10685719.SRDSQ, 4.55%, 9/30/2027 (a)(r)(t)	Square	4/02/2026	$106,697	$99,881	$100,113
10687732.SRDSQ, 4.55%, 10/1/2027 (a)(r)(t)	Square	4/03/2026	130,167	121,852	122,149
10695596.SRDSQ, 4.55%, 10/2/2027 (a)(r)(t)	Square	4/06/2026	157,497	147,437	147,748
10703473.SRDSQ, 4.99%, 10/3/2027 (a)(r)(t)	Square	4/07/2026	118,034	109,817	109,996
10705183.SRDSQ, 5.80%, 10/3/2027 (a)(r)(t)	Square	4/07/2026	103,765	95,455	95,371
10712618.SRDSQ, 4.99%, 10/6/2027 (a)(r)(t)	Square	4/08/2026	114,631	106,651	106,802
10720970.SRDSQ, 4.55%, 10/7/2027 (a)(r)(t)	Square	4/09/2026	137,664	128,870	129,115
10728591.SRDSQ, 4.55%, 10/8/2027 (a)(r)(t)	Square	4/10/2026	171,731	160,761	161,033
10739181.SRDSQ, 5.30%, 10/9/2027 (a)(r)(t)	Square	4/13/2026	133,415	123,587	123,796
10741462.SRDSQ, 4.55%, 10/10/2027 (a)(r)(t)	Square	4/14/2026	153,530	143,723	143,858
10746397.SRDSQ, 4.55%, 10/10/2027 (a)(r)(t)	Square	4/14/2026	118,998	111,396	111,584
10753831.SRDSQ, 4.55%, 10/13/2027 (a)(r)(t)	Square	4/15/2026	134,786	126,176	126,335
10756382.SRDSQ, 4.55%, 10/14/2027 (a)(r)(t)	Square	4/16/2026	123,828	115,919	115,978
10760271.SRDSQ, 4.55%, 10/14/2027 (a)(r)(t)	Square	4/16/2026	119,568	111,930	112,023
10765214.SRDSQ, 5.30%, 10/15/2027 (a)(r)(t)	Square	4/17/2026	101,817	94,316	94,150
10766232.SRDSQ, 6.49%, 10/15/2027 (a)(r)(t)	Square	4/17/2026	141,760	129,177	129,058
10773503.SRDSQ, 5.30%, 10/16/2027 (a)(r)(t)	Square	4/20/2026	120,298	111,436	111,457
10775263.SRDSQ, 4.55%, 10/16/2027 (a)(r)(t)	Square	4/20/2026	148,371	138,894	139,009
10779397.SRDSQ, 4.55%, 10/17/2027 (a)(r)(t)	Square	4/21/2026	236,545	221,435	221,595
10781737.SRDSQ, 6.18%, 10/17/2027 (a)(r)(t)	Square	4/21/2026	184,483	168,831	169,023
10785079.SRDSQ, 4.55%, 10/20/2027 (a)(r)(t)	Square	4/22/2026	187,897	175,895	175,984
10788877.SRDSQ, 4.55%, 10/20/2027 (a)(r)(t)	Square	4/22/2026	147,644	138,213	138,283
10790530.SRDSQ, 4.55%, 10/20/2027 (a)(r)(t)	Square	4/22/2026	139,763	130,835	130,902
10794663.SRDSQ, 4.55%, 10/21/2027 (a)(r)(t)	Square	4/23/2026	116,471	109,031	109,075
10795594.SRDSQ, 5.30%, 10/21/2027 (a)(r)(t)	Square	4/23/2026	112,292	104,019	104,038
10796522.SRDSQ, 5.30%, 10/22/2027 (a)(r)(t)	Square	4/24/2026	169,378	156,901	156,844
10800033.SRDSQ, 4.55%, 10/22/2027 (a)(r)(t)	Square	4/24/2026	199,635	186,883	186,938
10807309.SRDSQ, 4.55%, 10/23/2027 (a)(r)(t)	Square	4/27/2026	154,434	144,569	144,581
10813225.SRDSQ, 4.55%, 10/24/2027 (a)(r)(t)	Square	4/28/2026	112,360	105,183	105,158
10822987.SRDSQ, 4.55%, 10/27/2027 (a)(r)(t)	Square	4/29/2026	248,860	232,963	232,933
10828665.SRDSQ, 4.55%, 10/28/2027 (a)(r)(t)	Square	4/30/2026	117,299	109,806	109,806
10829476.SRDSQ, 4.55%, 10/28/2027 (a)(r)(t)	Square	4/30/2026	166,806	156,151	156,151
Total Small Business Loans (Cost $13,676,025)				13,676,025	12,246,888
Student Loans - 0.0% (i)
United States - 0.0% (i)
L3283479.SRDUP, 17.33%, 7/22/2027 (a)(r)	Upstart	7/25/2022	$2,244	$2,244	$2,239
L3291812.SRDUP, 17.77%, 7/22/2027 (a)(r)	Upstart	7/27/2022	1,541	1,541	1,539
L3321408.SRDUP, 15.62%, 1/4/2028 (a)(n)(r)	Upstart	8/09/2022	6,790	6,586	537
L3324892.SRDUP, 17.55%, 8/5/2027 (a)(n)(r)	Upstart	8/10/2022	429	424	426
L3382376.SRDUP, 16.97%, 9/1/2027 (a)(r)	Upstart	9/07/2022	1,564	1,548	1,555
Total Student Loans (Cost $12,343)				12,343	6,296
Total Whole Loans (Cost $45,626,886)				45,626,886	38,615,266
TOTAL INVESTMENTS (Cost $2,075,253,137) - 96.4%					2,103,139,482
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.6%					78,864,158
TOTAL NET ASSETS - 100.0%					$2,182,003,640

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	155

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Principal amounts stated in U.S. dollars unless otherwise stated.
Percentages are stated as a percent of net assets.
CORRA - Canadian Overnight Repo Rate Average
EURIBOR - Euro Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
CAD - Canadian Dollar
EUR - Euro
GBP - Great Britain Pound
NZD - New Zealand Dollar
(a)	Security is fair valued by a third-party valuation specialist pursuant to procedures approved by the Board of Trustees. Value is determined using significant unobservable inputs.
(b)	Security is restricted to resale to institutional investors. The aggregate value of these securities is $427,574,562, which represents 19.6% of net assets.
(c)	Underlying holdings are consumer loans.
(d)	Underlying holdings are mortgages.
(e)	Country shown is geographic area of peril risk.
(f)
Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2026 was $693,097,540, which represents 31.8% of net assets.

(g)	Security is restricted as to resale.
(h)
Foreign issued security. Total foreign securities by country of domicile are $841,536,604. Foreign concentration is as follows: Bermuda: 35.3%, Cayman Islands: 1.2%, Singapore: 0.7%, Great Britain: 0.6%, Supranational: 0.4%, Ireland: 0.4%, Tajikistan: 0.0%, and Hong Kong 0.0%.

(i)	Rounds to zero.
(j)	Step coupon bond. The rate disclosed is as of April 30, 2026.
(k)
Security is fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $150,199,103, which represents 6.9% of net assets.

(l)	Value determined using significant unobservable inputs.
(m)	Affiliated company. See Note 3.
(n)	Non-income producing security.
(o)	Rate shown is the 7-day effective yield.
(p)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(q)	All or a portion of this security is held as collateral for derivative contracts.
(r)	Security may be deemed restricted to resale to institutional investors. The aggregate value of these securities is $38,615,266 which represents 1.8% of net assets.
(s)	Delinquent or defaulted loans that have matured but are still in the repayment process. The aggregate value of these securities as of April 30, 2026 is $171,815, which represents 0.0% of net assets.
(t)	Rate of return to the Fund is implied based on an 18-month final maturity.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

156	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Total Return Swap Contracts

COUNTERPARTY	PAYMENTS RECEIVED (PAID) BY FUND	TOTAL RETURN RECEIVED BY OR PAID BY FUND	TERMINATION DATE	PAYMENT FREQUENCY (a)	NOTIONAL VALUE	VALUE	UPFRONT PREMIUM RECEIVED	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley Capital Services LLC	(SOFR + 85bps)	Alphas Managed Accounts Platform CXLIII Limited account in relation to the Apex Fund Segregated Portfolio	Mar 27 2028	Monthly	(312,497,093)	$6,479,785	$—	$6,479,785
TOTAL RETURN SWAP CONTRACTS								$6,479,785

(a)	Financing reset of swap is effective each month. Equity reset of swap is effective on termination or periodacally throughout the month.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	157

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Coffee ‘C’, July 2026 Settlement	37	$(3,962,006)	$(36,591)
Copper, September 2026 Settlement	29	(4,377,912)	20,231
Corn Future, September 2026 Settlement	183	(4,389,712)	(220,610)
E-Mini Nasdaq 100, June 2026 Settlement	29	(16,005,680)	(174,317)
E-Mini Russ 2000, June 2026 Settlement	24	(3,369,360)	(82,912)
E-Mini S&P 500 Index, June 2026 Settlement	70	(25,353,125)	(305,926)
Gold 100 Oz. Futures, October 2026 Settlement	16	(7,515,680)	284,561
KC HRW Wheat, September 2026 Settlement	300	(10,586,250)	(1,295,251)
Lean Hogs Futures, June 2026 Settlement	100	(4,091,000)	9,121
Lean Hogs Futures, October 2026 Settlement	58	(2,100,180)	24,204
Natural Gas Futures, June 2026 Settlement	167	(4,620,890)	(170,125)
Natural Gas Futures, October 2026 Settlement	198	(6,292,440)	84,041
Platinum Futures, July 2026 Settlement	3	(299,190)	16,304
Silver Futures, September 2026 Settlement	15	(5,591,400)	1,169,635
Soybean Futures, September 2026 Settlement	73	(4,262,288)	(41,403)
Sugar No. 11 Futures, July 2026 Settlement	928	(15,185,050)	(803,124)
Sugar No. 11 Futures, October 2026 Settlement	258	(4,348,848)	(156,622)
Wheat Futures, September 2026 Settlement	335	(10,916,813)	(965,288)
TOTAL FUTURES CONTRACTS SOLD		$(133,267,824)	$(2,644,072)
FUTURES CONTRACTS PURCHASED
Australian Dollar, June 2026 Settlement	1,535	$110,404,875	$854,885
Brent Crude Future, July 2026 Settlement	300	33,120,000	1,124,000
Brent Crude Future, October 2026 Settlement	51	4,774,620	558,537
British Pound, June 2026 Settlement	1,506	128,019,413	410,683
Canadian Dollar, June 2026 Settlement	2,385	175,893,750	980,363
CBOE VIX, May 2026 Settlement	16	311,638	(46,248)
Cocoa, July 2026 Settlement	562	20,057,780	(271,049)
Coffee ‘C’, September 2026 Settlement	41	4,233,506	(137,085)
Copper, July 2026 Settlement	25	3,737,813	(67,336)
Cotton No. 2, July 2026 Settlement	163	6,699,300	569,357
Euro Fx, June 2026 Settlement	741	108,927,000	(410,570)
Gold 100 Oz. Futures, June 2026 Settlement	4	1,851,840	(29,969)
Japanese Yen Futures , June 2026 Settlement	798	63,999,600	73,440
Lean Hogs Futures, May 2026 Settlement	55	2,055,900	(37,750)
Live Cattle Futures, June 2026 Settlement	752	76,403,200	665,351
Live Cattle Futures, October 2026 Settlement	102	9,933,780	131,107
Low Sulphur Gas Oil Futures, October 2026 Settlement	79	7,817,050	698,821
NY Harbor ULSD Futures, October 2026 Settlement	53	7,749,151	725,644
RBOB Gasoline Futures, October 2026 Settlement	41	4,803,863	599,772
Soybean Meal Futures, October 2026 Settlement	136	4,196,960	(109,607)
Soybean Oil Futures, October 2026 Settlement	109	4,599,582	428,124
WTI Crude Futures, June 2026 Settlement	58	6,094,060	581,356
WTI Crude Futures, October 2026 Settlement	55	4,673,900	454,605
TOTAL FUTURES CONTRACTS PURCHASED		$790,358,581	$7,746,431

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

158	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
CALL OPTIONS
Australian Dollar Future, Expires 05/08/2026 Strike Price $69.75	224	$16,112,320	$492,800
Australian Dollar Future, Expires 05/08/2026 Strike Price $70.00	278	19,996,540	542,100
Australian Dollar Future, Expires 05/08/2026 Strike Price $70.25	205	14,745,650	352,600
Australian Dollar Future, Expires 05/08/2026 Strike Price $70.50	137	9,854,410	202,760
Australian Dollar Future, Expires 05/08/2026 Strike Price $70.75	75	5,394,750	93,750
Australian Dollar Future, Expires 05/08/2026 Strike Price $71.00	486	34,957,980	505,440
Australian Dollar Future, Expires 05/08/2026 Strike Price $71.25	326	23,449,180	273,840
Australian Dollar Future, Expires 05/08/2026 Strike Price $71.50	363	26,110,590	235,950
Australian Dollar Future, Expires 05/08/2026 Strike Price $71.75	258	18,557,940	126,420
Australian Dollar Future, Expires 05/08/2026 Strike Price $72.00	430	30,929,900	154,800
Australian Dollar Future, Expires 05/08/2026 Strike Price $72.25	386	27,764,980	96,500
Australian Dollar Future, Expires 05/08/2026 Strike Price $72.50	310	22,298,300	52,700
Australian Dollar Future, Expires 05/08/2026 Strike Price $72.75	148	10,645,640	16,280
Australian Dollar Future, Expires 05/08/2026 Strike Price $73.00	187	13,450,910	13,090
Australian Dollar Future, Expires 05/08/2026 Strike Price $73.25	20	1,438,600	900
Australian Dollar Future, Expires 05/08/2026 Strike Price $73.50	24	1,726,320	720
Australian Dollar Future, Expires 05/08/2026 Strike Price $74.00	49	3,524,570	490
Australian Dollar Future, Expires 05/08/2026 Strike Price $74.50	13	935,090	65
Australian Dollar Future, Expires 05/08/2026 Strike Price $75.00	18	1,294,740	90
Australian Dollar Future, Expires 06/05/2026 Strike Price $73.00	80	5,754,400	28,800
Australian Dollar Future, Expires 06/05/2026 Strike Price $73.50	76	5,466,680	18,240
British Pound Future, Expires 05/08/2026 Strike Price $133.00	7	595,044	13,387
British Pound Future, Expires 05/08/2026 Strike Price $133.25	146	12,410,913	257,325
British Pound Future, Expires 05/08/2026 Strike Price $133.50	206	17,511,288	332,175
British Pound Future, Expires 05/08/2026 Strike Price $133.75	145	12,325,906	212,062
British Pound Future, Expires 05/08/2026 Strike Price $134.00	232	19,721,450	305,950
British Pound Future, Expires 05/08/2026 Strike Price $134.50	95	8,075,594	98,562
British Pound Future, Expires 05/08/2026 Strike Price $135.00	308	26,181,925	240,625
British Pound Future, Expires 05/08/2026 Strike Price $135.25	262	22,271,638	173,575
British Pound Future, Expires 05/08/2026 Strike Price $135.50	553	47,008,456	307,606
British Pound Future, Expires 05/08/2026 Strike Price $135.75	334	28,392,088	152,387
British Pound Future, Expires 05/08/2026 Strike Price $136.00	341	28,987,131	125,744
British Pound Future, Expires 05/08/2026 Strike Price $136.25	311	26,436,944	91,356
British Pound Future, Expires 05/08/2026 Strike Price $136.50	496	42,163,100	111,600
British Pound Future, Expires 05/08/2026 Strike Price $136.75	254	21,591,588	44,450
British Pound Future, Expires 05/08/2026 Strike Price $137.00	220	18,701,375	28,875
British Pound Future, Expires 05/08/2026 Strike Price $137.25	14	1,190,088	1,312
British Pound Future, Expires 05/08/2026 Strike Price $137.50	92	7,820,575	6,325
British Pound Future, Expires 05/08/2026 Strike Price $138.00	21	1,785,131	787
British Pound Future, Expires 05/08/2026 Strike Price $138.50	13	1,105,081	244
British Pound Future, Expires 06/05/2026 Strike Price $137.50	25	2,125,156	8,281
British Pound Future, Expires 06/05/2026 Strike Price $138.00	21	1,785,131	5,250
British Pound Future, Expires 06/05/2026 Strike Price $138.50	9	765,056	1,631
British Pound Future, Expires 06/05/2026 Strike Price $139.50	21	1,785,131	1,969
Canadian Dollar Future, Expires 05/08/2026 Strike Price $72.30	14	1,032,500	20,300
Canadian Dollar Future, Expires 05/08/2026 Strike Price $72.40	135	9,956,250	182,250
Canadian Dollar Future, Expires 05/08/2026 Strike Price $72.50	186	13,717,500	234,360
Canadian Dollar Future, Expires 05/08/2026 Strike Price $72.60	116	8,555,000	134,560
Canadian Dollar Future, Expires 05/08/2026 Strike Price $72.70	142	10,472,500	150,520
Canadian Dollar Future, Expires 05/08/2026 Strike Price $72.80	236	17,405,000	226,560
Canadian Dollar Future, Expires 05/08/2026 Strike Price $72.90	312	23,010,000	271,440
Canadian Dollar Future, Expires 05/08/2026 Strike Price $73.00	370	27,287,500	284,900
Canadian Dollar Future, Expires 05/08/2026 Strike Price $73.10	305	22,493,750	207,400
Canadian Dollar Future, Expires 05/08/2026 Strike Price $73.20	246	18,142,500	145,140
Canadian Dollar Future, Expires 05/08/2026 Strike Price $73.30	252	18,585,000	126,000

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	159

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Canadian Dollar Future, Expires 05/08/2026 Strike Price $73.40	161	$11,873,750	$67,620
Canadian Dollar Future, Expires 05/08/2026 Strike Price $73.50	146	10,767,500	49,640
Canadian Dollar Future, Expires 05/08/2026 Strike Price $73.60	71	5,236,250	19,880
Canadian Dollar Future, Expires 05/08/2026 Strike Price $73.70	20	1,475,000	4,400
Canadian Dollar Future, Expires 05/08/2026 Strike Price $74.00	90	6,637,500	9,000
Canadian Dollar Future, Expires 05/08/2026 Strike Price $74.50	139	10,251,250	3,475
Canadian Dollar Future, Expires 05/08/2026 Strike Price $75.00	83	6,121,250	830
Canadian Dollar Future, Expires 05/08/2026 Strike Price $75.50	5	368,750	25
Canadian Dollar Future, Expires 06/05/2026 Strike Price $73.00	203	14,971,250	180,670
Canadian Dollar Future, Expires 06/05/2026 Strike Price $73.50	147	10,841,250	79,380
Canadian Dollar Future, Expires 06/05/2026 Strike Price $74.00	25	1,843,750	7,250
Canadian Dollar Future, Expires 06/05/2026 Strike Price $74.50	20	1,475,000	2,800
CBOE SPX Volatility Index, Expires 05/19/2026 Strike Price $26.00	237	400,293	13,509
CBOE SPX Volatility Index, Expires 05/19/2026 Strike Price $27.00	764	1,290,396	38,200
CBOE SPX Volatility Index, Expires 05/19/2026 Strike Price $28.00	280	472,920	12,740
CBOE SPX Volatility Index, Expires 05/19/2026 Strike Price $29.00	238	401,982	9,996
CBOE SPX Volatility Index, Expires 05/19/2026 Strike Price $30.00	316	533,724	12,008
CBOE SPX Volatility Index, Expires 05/19/2026 Strike Price $31.00	212	358,068	7,526
CBOE SPX Volatility Index, Expires 05/19/2026 Strike Price $32.00	86	145,254	2,795
CBOE SPX Volatility Index, Expires 05/19/2026 Strike Price $33.00	5	8,445	152
CBOE SPX Volatility Index, Expires 05/19/2026 Strike Price $34.00	204	344,556	5,814
CBOE SPX Volatility Index, Expires 05/19/2026 Strike Price $35.00	256	432,384	6,656
CBOE SPX Volatility Index, Expires 05/19/2026 Strike Price $36.00	149	251,661	3,725
CBOE SPX Volatility Index, Expires 05/19/2026 Strike Price $37.00	275	464,475	6,050
CBOE SPX Volatility Index, Expires 05/19/2026 Strike Price $38.00	502	847,878	10,542
CBOE SPX Volatility Index, Expires 05/19/2026 Strike Price $39.00	252	425,628	5,040
CBOE SPX Volatility Index, Expires 05/19/2026 Strike Price $40.00	314	530,346	5,809
CBOE SPX Volatility Index, Expires 05/19/2026 Strike Price $42.50	252	425,628	3,780
CBOE SPX Volatility Index, Expires 05/19/2026 Strike Price $50.00	90	152,010	855
CBOE SPX Volatility Index, Expires 05/19/2026 Strike Price $55.00	90	152,010	630
CBOE SPX Volatility Index, Expires 05/19/2026 Strike Price $60.00	90	152,010	495
CBOE SPX Volatility Index, Expires 05/19/2026 Strike Price $65.00	90	152,010	450
CBOE SPX Volatility Index, Expires 05/19/2026 Strike Price $70.00	91	153,699	409
CBOE SPX Volatility Index, Expires 06/17/2026 Strike Price $55.00	91	153,699	3,003
CBOE SPX Volatility Index, Expires 06/17/2026 Strike Price $60.00	45	76,005	1,282
Cocoa Future, Expires 05/08/2026 Strike Price $3,300.00	26	927,940	74,620
Cocoa Future, Expires 05/08/2026 Strike Price $3,350.00	39	1,391,910	95,550
Cocoa Future, Expires 05/08/2026 Strike Price $3,400.00	166	5,924,540	340,300
Cocoa Future, Expires 05/08/2026 Strike Price $3,450.00	216	7,709,040	365,040
Cocoa Future, Expires 05/08/2026 Strike Price $3,500.00	194	6,923,860	265,780
Cocoa Future, Expires 05/08/2026 Strike Price $3,550.00	190	6,781,100	207,100
Cocoa Future, Expires 05/08/2026 Strike Price $3,600.00	139	4,960,910	118,150
Cocoa Future, Expires 05/08/2026 Strike Price $3,650.00	154	5,496,260	101,640
Cocoa Future, Expires 05/08/2026 Strike Price $3,700.00	172	6,138,680	86,000
Cocoa Future, Expires 05/08/2026 Strike Price $3,750.00	34	1,213,460	12,920
Cocoa Future, Expires 05/08/2026 Strike Price $3,800.00	35	1,249,150	9,800
Cocoa Future, Expires 05/08/2026 Strike Price $3,850.00	35	1,249,150	7,350
Cocoa Future, Expires 05/08/2026 Strike Price $3,900.00	17	606,730	2,720
Cocoa Future, Expires 05/08/2026 Strike Price $3,950.00	17	606,730	2,040
Cocoa Future, Expires 05/08/2026 Strike Price $4,000.00	17	606,730	1,530
Cocoa Future, Expires 05/08/2026 Strike Price $4,050.00	18	642,420	1,260
Cocoa Future, Expires 05/08/2026 Strike Price $4,100.00	17	606,730	850
Cocoa Future, Expires 05/08/2026 Strike Price $4,150.00	17	606,730	680
Coffee ‘C’ Future, Expires 05/08/2026 Strike Price $315.00	1	107,081	116
Coffee ‘C’ Future, Expires 05/08/2026 Strike Price $317.50	7	749,569	656
Coffee ‘C’ Future, Expires 05/08/2026 Strike Price $320.00	87	9,316,069	6,525
Coffee ‘C’ Future, Expires 05/08/2026 Strike Price $322.50	116	12,421,425	6,960
Coffee ‘C’ Future, Expires 05/08/2026 Strike Price $325.00	273	29,233,181	13,309

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

160	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Coffee ‘C’ Future, Expires 05/08/2026 Strike Price $327.50	270	$28,911,938	$11,138
Coffee ‘C’ Future, Expires 05/08/2026 Strike Price $330.00	184	19,702,950	6,210
Coffee ‘C’ Future, Expires 05/08/2026 Strike Price $332.50	120	12,849,750	3,600
Coffee ‘C’ Future, Expires 05/08/2026 Strike Price $335.00	109	11,671,856	2,861
Coffee ‘C’ Future, Expires 05/08/2026 Strike Price $337.50	29	3,105,356	653
Corn Future, Expires 05/22/2026 Strike Price $474.00	5	118,688	2,469
Cotton Future, Expires 06/12/2026 Strike Price $82.00	1	41,100	1,570
Crude Oil Future, Expires 05/14/2026 Strike Price $110.00	21	2,206,470	104,370
Crude Oil Future, Expires 05/14/2026 Strike Price $116.50	10	1,050,700	30,800
Crude Oil Future, Expires 05/14/2026 Strike Price $117.00	10	1,050,700	29,600
Crude Oil Future, Expires 05/14/2026 Strike Price $117.50	12	1,260,840	34,200
Crude Oil Future, Expires 05/14/2026 Strike Price $118.00	21	2,206,470	57,540
Crude Oil Future, Expires 05/14/2026 Strike Price $119.00	11	1,155,770	27,940
Crude Oil Future, Expires 05/14/2026 Strike Price $119.50	10	1,050,700	24,500
Crude Oil Future, Expires 05/14/2026 Strike Price $120.00	30	3,152,100	70,500
Crude Oil Future, Expires 05/14/2026 Strike Price $120.50	11	1,155,770	24,860
Crude Oil Future, Expires 05/14/2026 Strike Price $121.00	10	1,050,700	21,800
Crude Oil Future, Expires 05/14/2026 Strike Price $121.50	21	2,206,470	44,100
Crude Oil Future, Expires 05/14/2026 Strike Price $122.00	10	1,050,700	20,200
Crude Oil Future, Expires 05/14/2026 Strike Price $122.50	21	2,206,470	40,740
Crude Oil Future, Expires 05/14/2026 Strike Price $123.00	11	1,155,770	20,570
Crude Oil Future, Expires 05/14/2026 Strike Price $124.50	10	1,050,700	16,600
Crude Oil Future, Expires 05/14/2026 Strike Price $125.00	31	3,257,170	49,600
Crude Oil Future, Expires 05/14/2026 Strike Price $125.50	25	2,626,750	38,500
Crude Oil Future, Expires 05/14/2026 Strike Price $126.00	3	315,210	4,440
Crude Oil Future, Expires 05/14/2026 Strike Price $126.50	5	525,350	7,100
Crude Oil Future, Expires 05/14/2026 Strike Price $127.00	8	840,560	10,960
Crude Oil Future, Expires 05/14/2026 Strike Price $127.50	3	315,210	3,960
Crude Oil Future, Expires 05/14/2026 Strike Price $128.00	4	420,280	5,080
Crude Oil Future, Expires 05/14/2026 Strike Price $132.50	4	420,280	3,560
Crude Oil Future, Expires 05/14/2026 Strike Price $134.00	1	105,070	800
Crude Oil Future, Expires 05/14/2026 Strike Price $135.00	2	210,140	1,480
Crude Oil Future, Expires 05/14/2026 Strike Price $135.50	1	105,070	710
Crude Oil Future, Expires 05/14/2026 Strike Price $136.00	1	105,070	690
Crude Oil Future, Expires 05/14/2026 Strike Price $136.50	1	105,070	660
Crude Oil Future, Expires 05/14/2026 Strike Price $139.50	11	1,155,770	5,830
Crude Oil Future, Expires 05/14/2026 Strike Price $140.00	22	2,311,540	11,220
Crude Oil Future, Expires 05/14/2026 Strike Price $140.50	11	1,155,770	5,500
Crude Oil Future, Expires 05/14/2026 Strike Price $141.00	11	1,155,770	5,280
Crude Oil Future, Expires 05/26/2026 Strike Price $99.00	50	5,520,000	775,500
Crude Oil Future, Expires 05/26/2026 Strike Price $100.00	50	5,520,000	744,500
Crude Oil Future, Expires 05/26/2026 Strike Price $105.00	30	3,312,000	360,900
Crude Oil Future, Expires 05/26/2026 Strike Price $110.00	50	5,520,000	481,500
Crude Oil Future, Expires 05/26/2026 Strike Price $120.00	26	2,870,400	156,520
Crude Oil Future, Expires 05/26/2026 Strike Price $125.00	26	2,870,400	122,980
Crude Oil Future, Expires 05/26/2026 Strike Price $128.00	26	2,870,400	106,080
Crude Oil Future, Expires 05/26/2026 Strike Price $130.00	34	3,753,600	125,800
Crude Oil Future, Expires 05/26/2026 Strike Price $131.00	17	1,876,800	60,010
Crude Oil Future, Expires 05/26/2026 Strike Price $132.00	38	4,195,200	127,680
Crude Oil Future, Expires 05/26/2026 Strike Price $132.50	20	2,208,000	65,600
Crude Oil Future, Expires 05/26/2026 Strike Price $133.00	54	5,961,600	172,800
Crude Oil Future, Expires 05/26/2026 Strike Price $134.00	102	11,260,800	311,100
Crude Oil Future, Expires 05/26/2026 Strike Price $135.00	150	16,560,000	435,000
Crude Oil Future, Expires 05/26/2026 Strike Price $136.00	134	14,793,600	371,180
Crude Oil Future, Expires 05/26/2026 Strike Price $137.00	154	17,001,600	405,020
Crude Oil Future, Expires 05/26/2026 Strike Price $138.00	161	17,774,400	404,110
Crude Oil Future, Expires 05/26/2026 Strike Price $139.00	133	14,683,200	317,870
Crude Oil Future, Expires 05/26/2026 Strike Price $140.00	164	18,105,600	373,920

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	161

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Crude Oil Future, Expires 05/26/2026 Strike Price $141.00	161	$17,774,400	$349,370
Crude Oil Future, Expires 05/26/2026 Strike Price $142.00	129	14,241,600	267,030
Crude Oil Future, Expires 05/26/2026 Strike Price $143.00	125	13,800,000	247,500
Crude Oil Future, Expires 05/26/2026 Strike Price $144.00	104	11,481,600	196,560
Crude Oil Future, Expires 05/26/2026 Strike Price $145.00	128	14,131,200	230,400
Crude Oil Future, Expires 05/26/2026 Strike Price $146.00	45	4,968,000	77,400
Crude Oil Future, Expires 05/26/2026 Strike Price $147.00	109	12,033,600	179,850
Crude Oil Future, Expires 05/26/2026 Strike Price $148.00	24	2,649,600	37,680
Crude Oil Future, Expires 05/26/2026 Strike Price $149.00	33	3,643,200	49,500
Crude Oil Future, Expires 05/26/2026 Strike Price $150.00	85	9,384,000	122,400
Crude Oil Future, Expires 05/26/2026 Strike Price $151.00	27	2,980,800	35,438
Crude Oil Future, Expires 05/26/2026 Strike Price $152.00	10	1,104,000	12,384
Crude Oil Future, Expires 05/26/2026 Strike Price $153.00	6	662,400	7,071
Euro FX Future, Expires 05/08/2026 Strike Price $1.1600	94	13,865,000	195,050
Euro FX Future, Expires 05/08/2026 Strike Price $1.1650	225	33,187,500	343,125
Euro FX Future, Expires 05/08/2026 Strike Price $1.1675	194	28,615,000	244,925
Euro FX Future, Expires 05/08/2026 Strike Price $1.1700	245	36,137,500	251,125
Euro FX Future, Expires 05/08/2026 Strike Price $1.1725	150	22,125,000	120,000
Euro FX Future, Expires 05/08/2026 Strike Price $1.1750	123	18,142,500	75,338
Euro FX Future, Expires 05/08/2026 Strike Price $1.1775	138	20,355,000	63,825
Euro FX Future, Expires 05/08/2026 Strike Price $1.1800	491	72,422,500	165,713
Euro FX Future, Expires 05/08/2026 Strike Price $1.1825	171	25,222,500	40,613
Euro FX Future, Expires 05/08/2026 Strike Price $1.1850	343	50,592,500	55,738
Euro FX Future, Expires 05/08/2026 Strike Price $1.1875	116	17,110,000	13,050
Euro FX Future, Expires 05/08/2026 Strike Price $1.1900	254	37,465,000	22,225
Euro FX Future, Expires 05/08/2026 Strike Price $1.1925	25	3,687,500	1,406
Euro FX Future, Expires 05/08/2026 Strike Price $1.1950	84	12,390,000	3,675
Euro FX Future, Expires 05/08/2026 Strike Price $1.2000	27	3,982,500	675
Euro FX Future, Expires 06/05/2026 Strike Price $1.1850	15	2,212,500	9,375
Euro FX Future, Expires 06/05/2026 Strike Price $1.1900	162	23,895,000	70,875
Euro FX Future, Expires 06/05/2026 Strike Price $1.1950	140	20,650,000	43,750
Euro FX Future, Expires 06/05/2026 Strike Price $1.2000	63	9,292,500	14,175
Euro FX Future, Expires 06/05/2026 Strike Price $1.2050	42	6,195,000	6,825
Gold Future, Expires 05/26/2026 Strike Price $4,920.00	4	1,851,840	10,960
Gold Future, Expires 05/26/2026 Strike Price $4,930.00	1	462,960	2,600
Gold Future, Expires 05/26/2026 Strike Price $4,940.00	16	7,407,360	39,680
Gold Future, Expires 05/26/2026 Strike Price $4,945.00	9	4,166,640	21,780
Gold Future, Expires 05/26/2026 Strike Price $4,950.00	14	6,481,440	33,040
Gold Future, Expires 05/26/2026 Strike Price $4,955.00	16	7,407,360	36,800
Gold Future, Expires 05/26/2026 Strike Price $4,960.00	25	11,574,000	56,250
Gold Future, Expires 05/26/2026 Strike Price $4,965.00	42	19,444,320	91,980
Gold Future, Expires 05/26/2026 Strike Price $4,970.00	45	20,833,200	96,300
Gold Future, Expires 05/26/2026 Strike Price $4,975.00	54	24,999,840	112,860
Gold Future, Expires 05/26/2026 Strike Price $4,980.00	58	26,851,680	118,320
Gold Future, Expires 05/26/2026 Strike Price $4,985.00	44	20,370,240	87,560
Gold Future, Expires 05/26/2026 Strike Price $4,990.00	39	18,055,440	75,660
Gold Future, Expires 05/26/2026 Strike Price $4,995.00	28	12,962,880	53,200
Gold Future, Expires 05/26/2026 Strike Price $5,000.00	77	35,647,920	142,450
Gold Future, Expires 05/26/2026 Strike Price $5,005.00	32	14,814,720	57,920
Gold Future, Expires 05/26/2026 Strike Price $5,010.00	23	10,648,080	40,710
Gold Future, Expires 05/26/2026 Strike Price $5,015.00	40	18,518,400	68,800
Gold Future, Expires 05/26/2026 Strike Price $5,020.00	52	24,073,920	87,360
Gold Future, Expires 05/26/2026 Strike Price $5,025.00	1	462,960	1,650
Gold Future, Expires 05/26/2026 Strike Price $5,030.00	4	1,851,840	6,440
Gold Future, Expires 05/26/2026 Strike Price $5,035.00	3	1,388,880	4,710
Gold Future, Expires 05/26/2026 Strike Price $5,085.00	5	2,314,800	6,250
Gold Future, Expires 05/26/2026 Strike Price $5,095.00	5	2,314,800	5,950
Gold Future, Expires 05/26/2026 Strike Price $5,100.00	4	1,851,840	4,680

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

162	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Gold Future, Expires 05/26/2026 Strike Price $5,110.00	4	$1,851,840	$4,480
Gold Future, Expires 05/26/2026 Strike Price $5,115.00	22	10,185,120	23,980
Gold Future, Expires 05/26/2026 Strike Price $5,120.00	19	8,796,240	20,330
Gold Future, Expires 05/26/2026 Strike Price $5,125.00	6	2,777,760	6,300
Gold Future, Expires 05/26/2026 Strike Price $5,130.00	5	2,314,800	5,150
Gold Future, Expires 05/26/2026 Strike Price $5,135.00	11	5,092,560	11,000
Gold Future, Expires 05/26/2026 Strike Price $5,140.00	5	2,314,800	4,900
Gold Future, Expires 05/26/2026 Strike Price $5,145.00	8	3,703,680	7,680
Gold Future, Expires 05/26/2026 Strike Price $5,150.00	10	4,629,600	9,400
Gold Future, Expires 05/26/2026 Strike Price $5,155.00	4	1,851,840	3,680
Gold Future, Expires 05/26/2026 Strike Price $5,160.00	5	2,314,800	4,500
Gold Future, Expires 05/26/2026 Strike Price $5,165.00	18	8,333,280	16,020
Gold Future, Expires 05/26/2026 Strike Price $5,170.00	5	2,314,800	4,350
Gold Future, Expires 05/26/2026 Strike Price $5,175.00	18	8,333,280	15,300
Gold Future, Expires 05/26/2026 Strike Price $5,180.00	7	3,240,720	5,810
Gold Future, Expires 05/26/2026 Strike Price $5,185.00	1	462,960	820
Gold Future, Expires 05/26/2026 Strike Price $5,190.00	16	7,407,360	12,800
Gold Future, Expires 05/26/2026 Strike Price $5,195.00	16	7,407,360	12,480
Gold Future, Expires 05/26/2026 Strike Price $5,205.00	15	6,944,400	11,250
Gold Future, Expires 05/26/2026 Strike Price $5,210.00	18	8,333,280	13,320
Gold Future, Expires 05/26/2026 Strike Price $5,215.00	6	2,777,760	4,320
Gold Future, Expires 05/26/2026 Strike Price $5,225.00	5	2,314,800	3,500
Gold Future, Expires 05/26/2026 Strike Price $5,230.00	16	7,407,360	10,880
HG Copper Future, Expires 05/26/2026 Strike Price $628.00	1	149,513	1,125
HG Copper Future, Expires 05/26/2026 Strike Price $629.00	27	4,036,838	29,363
HG Copper Future, Expires 05/26/2026 Strike Price $630.00	78	11,661,975	80,925
HG Copper Future, Expires 05/26/2026 Strike Price $631.00	65	9,718,313	64,188
HG Copper Future, Expires 05/26/2026 Strike Price $632.00	84	12,559,050	79,800
HG Copper Future, Expires 05/26/2026 Strike Price $635.00	68	10,166,850	56,950
HG Copper Future, Expires 05/26/2026 Strike Price $639.00	26	3,887,325	18,200
HG Copper Future, Expires 05/26/2026 Strike Price $640.00	39	5,830,988	25,838
HG Copper Future, Expires 05/26/2026 Strike Price $641.00	9	1,345,613	5,738
HG Copper Future, Expires 05/26/2026 Strike Price $644.00	8	1,196,100	4,500
HG Copper Future, Expires 05/26/2026 Strike Price $645.00	32	4,784,400	17,200
HG Copper Future, Expires 05/26/2026 Strike Price $646.00	9	1,345,613	4,613
HG Copper Future, Expires 05/26/2026 Strike Price $650.00	58	8,671,725	24,650
HG Copper Future, Expires 05/26/2026 Strike Price $655.00	31	4,634,888	10,463
HG Copper Future, Expires 05/26/2026 Strike Price $660.00	11	1,644,638	3,025
HG Copper Future, Expires 05/26/2026 Strike Price $665.00	1	149,513	225
HG Copper Future, Expires 05/26/2026 Strike Price $670.00	6	897,075	1,125
HG Copper Future, Expires 05/26/2026 Strike Price $675.00	16	2,392,200	2,600
HG Copper Future, Expires 05/26/2026 Strike Price $680.00	2	299,025	275
Japanese Yen Future, Expires 05/08/2026 Strike Price $63.50	356	28,551,200	351,550
Japanese Yen Future, Expires 05/08/2026 Strike Price $63.75	500	40,100,000	387,500
Japanese Yen Future, Expires 05/08/2026 Strike Price $64.00	500	40,100,000	293,750
Japanese Yen Future, Expires 05/08/2026 Strike Price $64.25	476	38,175,200	208,250
Japanese Yen Future, Expires 05/08/2026 Strike Price $64.50	290	23,258,000	94,250
Japanese Yen Future, Expires 05/08/2026 Strike Price $64.75	55	4,411,000	13,750
Japanese Yen Future, Expires 05/08/2026 Strike Price $65.00	237	19,007,400	47,400
Japanese Yen Future, Expires 05/08/2026 Strike Price $65.50	162	12,992,400	18,225
Japanese Yen Future, Expires 05/08/2026 Strike Price $66.00	100	8,020,000	6,250
Japanese Yen Future, Expires 05/08/2026 Strike Price $66.50	37	2,967,400	1,850
Japanese Yen Future, Expires 06/05/2026 Strike Price $64.00	294	23,578,800	275,625
Japanese Yen Future, Expires 06/05/2026 Strike Price $64.50	229	18,365,800	154,575
Japanese Yen Future, Expires 06/05/2026 Strike Price $65.00	107	8,581,400	52,163
Japanese Yen Future, Expires 06/05/2026 Strike Price $65.50	46	3,689,200	16,100
Lean Hogs Future, Expires 05/18/2026 Strike Price $95.00	152	5,681,760	19,760
Lean Hogs Future, Expires 05/18/2026 Strike Price $96.00	200	7,476,000	14,000

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	163

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Lean Hogs Future, Expires 05/18/2026 Strike Price $97.00	168	$6,279,840	$6,720
Lean Hogs Future, Expires 05/18/2026 Strike Price $98.00	182	6,803,160	3,640
Lean Hogs Future, Expires 05/18/2026 Strike Price $99.00	99	3,700,620	990
Lean Hogs Future, Expires 05/18/2026 Strike Price $100.00	50	1,869,000	500
Lean Hogs Future, Expires 05/18/2026 Strike Price $102.00	25	934,500	125
Lean Hogs Future, Expires 05/18/2026 Strike Price $103.00	25	934,500	125
Lean Hogs Future, Expires 05/18/2026 Strike Price $104.00	25	934,500	125
Lean Hogs Future, Expires 05/18/2026 Strike Price $105.00	27	1,009,260	135
Lean Hogs Future, Expires 06/16/2026 Strike Price $110.00	75	3,068,400	12,000
Lean Hogs Future, Expires 06/16/2026 Strike Price $111.00	100	4,091,200	13,000
Lean Hogs Future, Expires 06/16/2026 Strike Price $112.00	100	4,091,200	10,000
Lean Hogs Future, Expires 06/16/2026 Strike Price $113.00	154	6,300,448	12,320
Lean Hogs Future, Expires 06/16/2026 Strike Price $114.00	100	4,091,200	7,000
Live Cattle Future, Expires 05/01/2026 Strike Price $247.00	75	7,620,000	210,750
Live Cattle Future, Expires 05/01/2026 Strike Price $248.00	76	7,721,600	183,160
Live Cattle Future, Expires 05/01/2026 Strike Price $249.00	100	10,160,000	202,000
Live Cattle Future, Expires 05/01/2026 Strike Price $250.00	75	7,620,000	121,500
Live Cattle Future, Expires 05/01/2026 Strike Price $251.00	175	17,780,000	217,000
Live Cattle Future, Expires 05/01/2026 Strike Price $252.00	173	17,576,800	152,240
Live Cattle Future, Expires 05/01/2026 Strike Price $253.00	125	12,700,000	72,500
Live Cattle Future, Expires 05/01/2026 Strike Price $254.00	75	7,620,000	26,250
Live Cattle Future, Expires 05/01/2026 Strike Price $255.00	46	4,673,600	8,740
Live Cattle Future, Expires 05/01/2026 Strike Price $256.00	75	7,620,000	7,500
Live Cattle Future, Expires 05/01/2026 Strike Price $257.00	52	5,283,200	2,600
Live Cattle Future, Expires 05/01/2026 Strike Price $258.00	23	2,336,800	690
Live Cattle Future, Expires 06/05/2026 Strike Price $265.00	25	2,540,000	14,428
Live Cattle Future, Expires 06/05/2026 Strike Price $266.00	25	2,540,000	13,678
Live Cattle Future, Expires 06/05/2026 Strike Price $267.00	25	2,540,000	11,928
Live Cattle Future, Expires 06/05/2026 Strike Price $268.00	25	2,540,000	10,678
Live Cattle Future, Expires 06/05/2026 Strike Price $272.00	25	2,540,000	5,928
Natural Gas Future, Expires 05/26/2026 Strike Price $2.65	130	3,601,000	268,060
Natural Gas Future, Expires 05/26/2026 Strike Price $2.70	185	5,124,500	328,930
Natural Gas Future, Expires 05/26/2026 Strike Price $2.75	728	20,165,600	1,110,928
Natural Gas Future, Expires 05/26/2026 Strike Price $2.80	648	17,949,600	844,344
Natural Gas Future, Expires 05/26/2026 Strike Price $2.85	535	14,819,500	593,315
Natural Gas Future, Expires 05/26/2026 Strike Price $2.90	405	11,218,500	381,105
Natural Gas Future, Expires 05/26/2026 Strike Price $3.20	108	2,991,600	38,556
Natural Gas Future, Expires 05/26/2026 Strike Price $3.25	180	4,986,000	55,440
Natural Gas Future, Expires 05/26/2026 Strike Price $3.30	204	5,650,800	54,672
Natural Gas Future, Expires 05/26/2026 Strike Price $3.35	65	1,800,500	15,210
Natural Gas Future, Expires 05/26/2026 Strike Price $3.40	118	3,268,600	24,308
Natural Gas Future, Expires 05/26/2026 Strike Price $3.45	67	1,855,900	12,261
Platinum Future, Expires 05/20/2026 Strike Price $2,250.00	1	99,730	665
Silver Future, Expires 05/26/2026 Strike Price $84.00	3	1,110,450	11,070
Silver Future, Expires 05/26/2026 Strike Price $85.00	5	1,850,750	15,925
Silver Future, Expires 05/26/2026 Strike Price $85.50	5	1,850,750	14,825
Silver Future, Expires 05/26/2026 Strike Price $85.75	4	1,480,600	11,440
Silver Future, Expires 05/26/2026 Strike Price $86.25	3	1,110,450	7,995
Silver Future, Expires 05/26/2026 Strike Price $86.75	1	370,150	2,553
Silver Future, Expires 05/26/2026 Strike Price $87.00	14	5,182,100	34,516
Silver Future, Expires 05/26/2026 Strike Price $87.25	5	1,850,750	12,713
Silver Future, Expires 05/26/2026 Strike Price $87.50	11	4,071,650	26,888
Silver Future, Expires 05/26/2026 Strike Price $87.75	6	2,220,900	14,385
Silver Future, Expires 05/26/2026 Strike Price $88.00	16	5,922,400	35,481
Silver Future, Expires 05/26/2026 Strike Price $88.25	5	1,850,750	11,238
Silver Future, Expires 05/26/2026 Strike Price $88.50	12	4,441,800	25,411
Silver Future, Expires 05/26/2026 Strike Price $88.75	10	3,701,500	20,101
Silver Future, Expires 05/26/2026 Strike Price $89.00	5	1,850,750	10,238

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

164	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Silver Future, Expires 05/26/2026 Strike Price $90.00	7	$2,591,050	$12,828
Silver Future, Expires 05/26/2026 Strike Price $92.25	2	740,300	2,410
Silver Future, Expires 05/26/2026 Strike Price $92.75	2	740,300	2,270
Silver Future, Expires 05/26/2026 Strike Price $93.00	10	3,701,500	11,000
Silver Future, Expires 05/26/2026 Strike Price $93.50	2	740,300	2,070
Silver Future, Expires 05/26/2026 Strike Price $93.75	2	740,300	2,000
Silver Future, Expires 05/26/2026 Strike Price $94.00	8	2,961,200	7,800
Silver Future, Expires 05/26/2026 Strike Price $94.25	2	740,300	1,890
Silver Future, Expires 05/26/2026 Strike Price $96.25	2	740,300	1,530
Soybean Future, Expires 05/22/2026 Strike Price $1,210.00	5	298,875	3,719
Soybean Meal Future, Expires 05/22/2026 Strike Price $330.00	5	159,450	1,650
Soybean Oil Future, Expires 05/22/2026 Strike Price $74.50	5	223,620	5,820
Sugar Future, Expires 05/15/2026 Strike Price $17.75	19	310,901	213
Sugar Future, Expires 05/15/2026 Strike Price $18.00	75	1,227,240	840
Sugar Future, Expires 05/15/2026 Strike Price $18.25	25	409,080	280
Sugar Future, Expires 05/15/2026 Strike Price $18.50	50	818,160	560
Sugar Future, Expires 05/15/2026 Strike Price $18.75	25	409,080	280
Sugar Future, Expires 05/15/2026 Strike Price $20.00	21	343,627	235
Sugar Future, Expires 06/15/2026 Strike Price $16.00	100	1,636,320	21,280
Wheat Future, Expires 05/22/2026 Strike Price $655.00	5	159,188	3,406
TOTAL CALL OPTIONS (Premiums Received $21,813,401)			29,489,767
PUT OPTIONS
Australian Dollar Future, Expires 05/08/2026 Strike Price $64.00	12	863,160	60
Australian Dollar Future, Expires 05/08/2026 Strike Price $64.50	25	1,798,250	125
Australian Dollar Future, Expires 05/08/2026 Strike Price $67.00	50	3,596,500	250
Australian Dollar Future, Expires 05/08/2026 Strike Price $67.25	25	1,798,250	125
Australian Dollar Future, Expires 05/08/2026 Strike Price $67.50	50	3,596,500	250
Australian Dollar Future, Expires 05/08/2026 Strike Price $67.75	74	5,322,820	370
Australian Dollar Future, Expires 05/08/2026 Strike Price $68.00	174	12,515,820	870
Australian Dollar Future, Expires 05/08/2026 Strike Price $68.25	242	17,407,060	1,210
Australian Dollar Future, Expires 05/08/2026 Strike Price $68.50	112	8,056,160	560
Australian Dollar Future, Expires 05/08/2026 Strike Price $68.75	204	14,673,720	2,040
Australian Dollar Future, Expires 05/08/2026 Strike Price $69.00	299	21,507,070	2,990
Australian Dollar Future, Expires 05/08/2026 Strike Price $69.25	309	22,226,370	4,635
Australian Dollar Future, Expires 05/08/2026 Strike Price $69.50	251	18,054,430	3,765
Australian Dollar Future, Expires 05/08/2026 Strike Price $69.75	143	10,285,990	3,575
Australian Dollar Future, Expires 05/08/2026 Strike Price $70.00	204	14,673,720	6,120
Australian Dollar Future, Expires 05/08/2026 Strike Price $70.25	184	13,235,120	7,360
Australian Dollar Future, Expires 05/08/2026 Strike Price $70.50	80	5,754,400	4,800
Australian Dollar Future, Expires 05/08/2026 Strike Price $70.75	121	8,703,530	9,680
Australian Dollar Future, Expires 05/08/2026 Strike Price $71.00	39	2,805,270	4,290
British Pound Future, Expires 05/08/2026 Strike Price $125.00	39	3,315,244	244
British Pound Future, Expires 05/08/2026 Strike Price $125.50	30	2,550,188	187
British Pound Future, Expires 05/08/2026 Strike Price $128.00	10	850,063	62
British Pound Future, Expires 05/08/2026 Strike Price $129.00	8	680,050	100
British Pound Future, Expires 05/08/2026 Strike Price $129.50	55	4,675,344	687
British Pound Future, Expires 05/08/2026 Strike Price $130.00	92	7,820,575	1,150
British Pound Future, Expires 05/08/2026 Strike Price $130.25	26	2,210,163	325
British Pound Future, Expires 05/08/2026 Strike Price $130.50	131	11,135,819	1,637
British Pound Future, Expires 05/08/2026 Strike Price $130.75	422	35,872,638	5,275
British Pound Future, Expires 05/08/2026 Strike Price $131.00	211	17,936,319	2,637
British Pound Future, Expires 05/08/2026 Strike Price $131.25	184	15,641,150	2,300
British Pound Future, Expires 05/08/2026 Strike Price $131.50	134	11,390,838	1,675
British Pound Future, Expires 05/08/2026 Strike Price $131.75	159	13,515,994	1,987
British Pound Future, Expires 05/08/2026 Strike Price $132.00	98	8,330,613	1,837
British Pound Future, Expires 05/08/2026 Strike Price $132.25	196	16,661,225	3,675
British Pound Future, Expires 05/08/2026 Strike Price $132.50	196	16,661,225	4,900

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	165

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
British Pound Future, Expires 05/08/2026 Strike Price $132.75	528	$44,883,300	$13,200
British Pound Future, Expires 05/08/2026 Strike Price $133.00	335	28,477,094	10,469
British Pound Future, Expires 05/08/2026 Strike Price $133.25	356	30,262,225	13,350
British Pound Future, Expires 05/08/2026 Strike Price $133.50	160	13,601,000	7,000
British Pound Future, Expires 05/08/2026 Strike Price $133.75	190	16,151,188	10,687
British Pound Future, Expires 05/08/2026 Strike Price $134.00	160	13,601,000	10,000
British Pound Future, Expires 05/08/2026 Strike Price $134.25	189	16,066,181	15,356
British Pound Future, Expires 05/08/2026 Strike Price $134.50	180	15,301,125	16,875
British Pound Future, Expires 05/08/2026 Strike Price $134.75	90	7,650,563	10,687
Canadian Dollar Future, Expires 05/08/2026 Strike Price $71.00	59	4,351,250	295
Canadian Dollar Future, Expires 05/08/2026 Strike Price $71.20	38	2,802,500	190
Canadian Dollar Future, Expires 05/08/2026 Strike Price $71.30	17	1,253,750	85
Canadian Dollar Future, Expires 05/08/2026 Strike Price $71.40	102	7,522,500	510
Canadian Dollar Future, Expires 05/08/2026 Strike Price $71.50	140	10,325,000	700
Canadian Dollar Future, Expires 05/08/2026 Strike Price $71.60	105	7,743,750	525
Canadian Dollar Future, Expires 05/08/2026 Strike Price $71.70	205	15,118,750	1,025
Canadian Dollar Future, Expires 05/08/2026 Strike Price $71.80	353	26,033,750	1,765
Canadian Dollar Future, Expires 05/08/2026 Strike Price $71.90	310	22,862,500	1,550
Canadian Dollar Future, Expires 05/08/2026 Strike Price $72.00	486	35,842,500	2,430
Canadian Dollar Future, Expires 05/08/2026 Strike Price $72.10	65	4,793,750	325
Canadian Dollar Future, Expires 05/08/2026 Strike Price $72.20	30	2,212,500	150
Canadian Dollar Future, Expires 05/08/2026 Strike Price $72.30	75	5,531,250	375
Canadian Dollar Future, Expires 05/08/2026 Strike Price $72.40	40	2,950,000	200
Canadian Dollar Future, Expires 05/08/2026 Strike Price $72.50	195	14,381,250	975
Canadian Dollar Future, Expires 05/08/2026 Strike Price $72.60	20	1,475,000	200
Canadian Dollar Future, Expires 05/08/2026 Strike Price $73.00	229	16,888,750	5,725
CBOE S&P 500 Index, Expires 05/01/2026 Strike Price $6,775.00	17	12,255,317	170
CBOE S&P 500 Index, Expires 05/01/2026 Strike Price $6,780.00	17	12,255,317	170
CBOE S&P 500 Index, Expires 05/01/2026 Strike Price $6,785.00	14	10,092,614	140
CBOE S&P 500 Index, Expires 05/01/2026 Strike Price $6,790.00	21	15,138,921	210
CBOE S&P 500 Index, Expires 05/01/2026 Strike Price $6,795.00	40	28,836,040	400
CBOE S&P 500 Index, Expires 05/01/2026 Strike Price $6,800.00	74	53,346,674	740
CBOE S&P 500 Index, Expires 05/01/2026 Strike Price $6,805.00	72	51,904,872	720
CBOE S&P 500 Index, Expires 05/01/2026 Strike Price $6,810.00	59	42,533,159	590
CBOE S&P 500 Index, Expires 05/01/2026 Strike Price $6,815.00	63	45,416,763	630
CBOE S&P 500 Index, Expires 05/01/2026 Strike Price $6,820.00	97	69,927,397	970
CBOE S&P 500 Index, Expires 05/01/2026 Strike Price $6,825.00	86	61,997,486	860
CBOE S&P 500 Index, Expires 05/01/2026 Strike Price $6,830.00	90	64,881,090	900
CBOE S&P 500 Index, Expires 05/01/2026 Strike Price $6,835.00	75	54,067,575	937
CBOE S&P 500 Index, Expires 05/01/2026 Strike Price $6,845.00	1	720,901	10
CBOE S&P 500 Index, Expires 05/01/2026 Strike Price $7,000.00	50	36,045,050	1,250
CBOE S&P 500 Index, Expires 05/04/2026 Strike Price $6,915.00	26	18,743,426	1,495
CBOE S&P 500 Index, Expires 05/04/2026 Strike Price $6,920.00	16	11,534,416	960
CBOE S&P 500 Index, Expires 05/04/2026 Strike Price $6,925.00	30	21,627,030	1,950
CBOE S&P 500 Index, Expires 05/04/2026 Strike Price $6,930.00	31	22,347,931	2,092
CBOE S&P 500 Index, Expires 05/04/2026 Strike Price $6,935.00	35	25,231,535	2,450
CBOE S&P 500 Index, Expires 05/04/2026 Strike Price $6,940.00	34	24,510,634	2,550
CBOE S&P 500 Index, Expires 05/04/2026 Strike Price $6,945.00	42	30,277,842	3,360
CBOE S&P 500 Index, Expires 05/04/2026 Strike Price $6,950.00	47	33,882,347	3,995
CBOE S&P 500 Index, Expires 05/04/2026 Strike Price $6,955.00	42	30,277,842	3,780
CBOE S&P 500 Index, Expires 05/04/2026 Strike Price $6,960.00	47	33,882,347	4,465
CBOE S&P 500 Index, Expires 05/04/2026 Strike Price $6,965.00	27	19,464,327	2,700
CBOE S&P 500 Index, Expires 05/04/2026 Strike Price $6,970.00	37	26,673,337	4,070
CBOE S&P 500 Index, Expires 05/04/2026 Strike Price $6,975.00	20	14,418,020	2,300
CBOE S&P 500 Index, Expires 05/06/2026 Strike Price $6,870.00	5	3,604,505	675
CBOE S&P 500 Index, Expires 05/06/2026 Strike Price $6,875.00	18	12,976,218	2,565
CBOE S&P 500 Index, Expires 05/06/2026 Strike Price $6,880.00	37	26,673,337	5,550
CBOE S&P 500 Index, Expires 05/06/2026 Strike Price $6,885.00	29	20,906,129	4,567

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

166	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
CBOE S&P 500 Index, Expires 05/06/2026 Strike Price $6,890.00	21	$15,138,921	$3,465
CBOE S&P 500 Index, Expires 05/06/2026 Strike Price $6,895.00	44	31,719,644	7,590
CBOE S&P 500 Index, Expires 05/06/2026 Strike Price $6,900.00	53	38,207,753	9,540
CBOE S&P 500 Index, Expires 05/06/2026 Strike Price $6,905.00	49	35,324,149	9,310
CBOE S&P 500 Index, Expires 05/06/2026 Strike Price $6,910.00	65	46,858,565	13,000
CBOE S&P 500 Index, Expires 05/06/2026 Strike Price $6,915.00	37	26,673,337	7,770
CBOE S&P 500 Index, Expires 05/06/2026 Strike Price $6,920.00	43	30,998,743	9,460
CBOE S&P 500 Index, Expires 05/06/2026 Strike Price $6,925.00	36	25,952,436	8,370
CBOE S&P 500 Index, Expires 05/06/2026 Strike Price $6,930.00	27	19,464,327	6,615
CBOE S&P 500 Index, Expires 05/06/2026 Strike Price $6,935.00	13	9,371,713	3,347
CBOE S&P 500 Index, Expires 05/06/2026 Strike Price $6,940.00	1	720,901	270
Coffee ‘C’ Future, Expires 05/08/2026 Strike Price $255.00	12	1,284,975	540
Coffee ‘C’ Future, Expires 05/08/2026 Strike Price $257.50	2	214,163	120
Coffee ‘C’ Future, Expires 05/08/2026 Strike Price $260.00	30	3,212,438	2,587
Coffee ‘C’ Future, Expires 05/08/2026 Strike Price $262.50	45	4,818,656	5,569
Coffee ‘C’ Future, Expires 05/08/2026 Strike Price $265.00	90	9,637,313	16,200
Coffee ‘C’ Future, Expires 05/08/2026 Strike Price $267.50	118	12,635,588	30,532
Coffee ‘C’ Future, Expires 05/08/2026 Strike Price $270.00	218	23,343,713	80,115
Coffee ‘C’ Future, Expires 05/08/2026 Strike Price $272.50	179	19,167,544	91,290
Coffee ‘C’ Future, Expires 05/08/2026 Strike Price $275.00	174	18,632,138	122,017
Coffee ‘C’ Future, Expires 05/08/2026 Strike Price $277.50	117	12,528,506	109,687
Coffee ‘C’ Future, Expires 05/08/2026 Strike Price $280.00	30	3,212,438	37,012
Corn Future, Expires 05/22/2026 Strike Price $459.00	5	118,688	844
Cotton Future, Expires 06/12/2026 Strike Price $71.00	1	41,100	65
Crude Oil Future, Expires 05/14/2026 Strike Price $58.50	11	1,155,770	330
Crude Oil Future, Expires 05/14/2026 Strike Price $59.00	11	1,155,770	330
Crude Oil Future, Expires 05/14/2026 Strike Price $60.00	35	3,677,450	1,050
Crude Oil Future, Expires 05/14/2026 Strike Price $60.50	28	2,941,960	1,120
Crude Oil Future, Expires 05/14/2026 Strike Price $61.00	12	1,260,840	480
Crude Oil Future, Expires 05/14/2026 Strike Price $62.00	1	105,070	40
Crude Oil Future, Expires 05/14/2026 Strike Price $63.50	11	1,155,770	550
Crude Oil Future, Expires 05/14/2026 Strike Price $64.00	2	210,140	120
Crude Oil Future, Expires 05/14/2026 Strike Price $65.00	2	210,140	120
Crude Oil Future, Expires 05/26/2026 Strike Price $78.75	24	2,649,600	9,600
Crude Oil Future, Expires 05/26/2026 Strike Price $79.00	11	1,214,400	4,510
Crude Oil Future, Expires 05/26/2026 Strike Price $79.75	36	3,974,400	16,560
Crude Oil Future, Expires 05/26/2026 Strike Price $80.00	35	3,864,000	16,450
Crude Oil Future, Expires 05/26/2026 Strike Price $80.25	10	1,104,000	4,900
Crude Oil Future, Expires 05/26/2026 Strike Price $80.50	18	1,987,200	9,180
Crude Oil Future, Expires 05/26/2026 Strike Price $80.75	8	883,200	4,240
Crude Oil Future, Expires 05/26/2026 Strike Price $81.00	33	3,643,200	17,820
Crude Oil Future, Expires 05/26/2026 Strike Price $81.25	8	883,200	4,480
Crude Oil Future, Expires 05/26/2026 Strike Price $81.50	32	3,532,800	18,560
Crude Oil Future, Expires 05/26/2026 Strike Price $81.75	29	3,201,600	17,400
Crude Oil Future, Expires 05/26/2026 Strike Price $82.00	26	2,870,400	16,120
Crude Oil Future, Expires 05/26/2026 Strike Price $82.25	31	3,422,400	19,840
Crude Oil Future, Expires 05/26/2026 Strike Price $82.50	14	1,545,600	9,240
Crude Oil Future, Expires 05/26/2026 Strike Price $82.75	29	3,201,600	19,720
Crude Oil Future, Expires 05/26/2026 Strike Price $83.00	37	4,084,800	26,270
Crude Oil Future, Expires 05/26/2026 Strike Price $83.25	68	7,507,200	49,640
Crude Oil Future, Expires 05/26/2026 Strike Price $83.50	43	4,747,200	32,250
Crude Oil Future, Expires 05/26/2026 Strike Price $83.75	44	4,857,600	34,320
Crude Oil Future, Expires 05/26/2026 Strike Price $84.00	48	5,299,200	38,400
Crude Oil Future, Expires 05/26/2026 Strike Price $84.25	33	3,643,200	27,390
Crude Oil Future, Expires 05/26/2026 Strike Price $84.50	21	2,318,400	17,850
Crude Oil Future, Expires 05/26/2026 Strike Price $84.75	25	2,760,000	22,000
Crude Oil Future, Expires 05/26/2026 Strike Price $85.00	39	4,305,600	35,490
Crude Oil Future, Expires 05/26/2026 Strike Price $85.25	29	3,201,600	27,260

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	167

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Crude Oil Future, Expires 05/26/2026 Strike Price $85.50	31	$3,422,400	$30,070
Crude Oil Future, Expires 05/26/2026 Strike Price $85.75	22	2,428,800	22,000
Crude Oil Future, Expires 05/26/2026 Strike Price $86.00	43	4,747,200	44,290
Crude Oil Future, Expires 05/26/2026 Strike Price $86.25	30	3,312,000	31,800
Crude Oil Future, Expires 05/26/2026 Strike Price $86.50	39	4,305,600	42,510
Crude Oil Future, Expires 05/26/2026 Strike Price $86.75	28	3,091,200	31,640
Crude Oil Future, Expires 05/26/2026 Strike Price $87.00	20	2,208,000	23,200
Crude Oil Future, Expires 05/26/2026 Strike Price $87.25	15	1,656,000	18,000
Crude Oil Future, Expires 05/26/2026 Strike Price $87.50	39	4,305,600	47,970
Crude Oil Future, Expires 05/26/2026 Strike Price $87.75	18	1,987,200	22,860
Crude Oil Future, Expires 05/26/2026 Strike Price $88.00	63	6,955,200	82,530
Crude Oil Future, Expires 05/26/2026 Strike Price $88.25	15	1,656,000	20,250
Crude Oil Future, Expires 05/26/2026 Strike Price $88.50	50	5,520,000	69,500
Crude Oil Future, Expires 05/26/2026 Strike Price $88.75	63	6,955,200	90,090
Crude Oil Future, Expires 05/26/2026 Strike Price $89.00	83	9,163,200	122,010
Crude Oil Future, Expires 05/26/2026 Strike Price $89.25	73	8,059,200	110,230
Crude Oil Future, Expires 05/26/2026 Strike Price $89.50	61	6,734,400	95,160
Crude Oil Future, Expires 05/26/2026 Strike Price $89.75	27	2,980,800	43,200
Crude Oil Future, Expires 05/26/2026 Strike Price $90.00	49	5,409,600	80,850
Crude Oil Future, Expires 05/26/2026 Strike Price $90.25	28	3,091,200	47,600
Crude Oil Future, Expires 05/26/2026 Strike Price $90.50	23	2,539,200	40,020
Euro FX Future, Expires 05/08/2026 Strike Price $1.1150	4	590,000	25
Euro FX Future, Expires 05/08/2026 Strike Price $1.1200	32	4,720,000	200
Euro FX Future, Expires 05/08/2026 Strike Price $1.1250	20	2,950,000	125
Euro FX Future, Expires 05/08/2026 Strike Price $1.1300	118	17,405,000	737
Euro FX Future, Expires 05/08/2026 Strike Price $1.1350	63	9,292,500	394
Euro FX Future, Expires 05/08/2026 Strike Price $1.1375	75	11,062,500	469
Euro FX Future, Expires 05/08/2026 Strike Price $1.1400	58	8,555,000	725
Euro FX Future, Expires 05/08/2026 Strike Price $1.1425	39	5,752,500	488
Euro FX Future, Expires 05/08/2026 Strike Price $1.1450	136	20,060,000	2,550
Euro FX Future, Expires 05/08/2026 Strike Price $1.1475	99	14,602,500	2,475
Euro FX Future, Expires 05/08/2026 Strike Price $1.1500	191	28,172,500	5,969
Euro FX Future, Expires 05/08/2026 Strike Price $1.1525	81	11,947,500	3,038
Euro FX Future, Expires 05/08/2026 Strike Price $1.1550	146	21,535,000	7,300
Euro FX Future, Expires 05/08/2026 Strike Price $1.1575	153	22,567,500	9,563
Euro FX Future, Expires 05/08/2026 Strike Price $1.1600	136	20,060,000	11,900
Euro FX Future, Expires 05/08/2026 Strike Price $1.1625	294	43,365,000	33,075
Euro FX Future, Expires 05/08/2026 Strike Price $1.1650	275	40,562,500	41,250
Euro FX Future, Expires 05/08/2026 Strike Price $1.1675	319	47,052,500	63,800
Euro FX Future, Expires 05/08/2026 Strike Price $1.1700	151	22,272,500	41,525
Gold Future, Expires 05/26/2026 Strike Price $3,950.00	2	925,920	1,140
Gold Future, Expires 05/26/2026 Strike Price $3,955.00	1	462,960	580
Gold Future, Expires 05/26/2026 Strike Price $3,960.00	3	1,388,880	1,740
Gold Future, Expires 05/26/2026 Strike Price $3,965.00	1	462,960	590
Gold Future, Expires 05/26/2026 Strike Price $3,970.00	8	3,703,680	4,800
Gold Future, Expires 05/26/2026 Strike Price $3,975.00	11	5,092,560	6,710
Gold Future, Expires 05/26/2026 Strike Price $3,980.00	14	6,481,440	8,680
Gold Future, Expires 05/26/2026 Strike Price $3,985.00	15	6,944,400	9,450
Gold Future, Expires 05/26/2026 Strike Price $3,990.00	22	10,185,120	14,080
Gold Future, Expires 05/26/2026 Strike Price $3,995.00	20	9,259,200	13,000
Gold Future, Expires 05/26/2026 Strike Price $4,000.00	28	12,962,880	18,480
Gold Future, Expires 05/26/2026 Strike Price $4,005.00	24	11,111,040	16,080
Gold Future, Expires 05/26/2026 Strike Price $4,010.00	16	7,407,360	10,880
Gold Future, Expires 05/26/2026 Strike Price $4,015.00	34	15,740,640	23,460
Gold Future, Expires 05/26/2026 Strike Price $4,020.00	21	9,722,160	14,700
Gold Future, Expires 05/26/2026 Strike Price $4,025.00	38	17,592,480	26,980
Gold Future, Expires 05/26/2026 Strike Price $4,030.00	33	15,277,680	23,760
Gold Future, Expires 05/26/2026 Strike Price $4,035.00	12	5,555,520	8,760

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

168	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Gold Future, Expires 05/26/2026 Strike Price $4,040.00	23	$10,648,080	$17,250
Gold Future, Expires 05/26/2026 Strike Price $4,045.00	27	12,499,920	20,520
Gold Future, Expires 05/26/2026 Strike Price $4,055.00	8	3,703,680	6,240
Gold Future, Expires 05/26/2026 Strike Price $4,065.00	3	1,388,880	2,430
Gold Future, Expires 05/26/2026 Strike Price $4,070.00	4	1,851,840	3,320
Gold Future, Expires 05/26/2026 Strike Price $4,100.00	24	11,111,040	22,080
Gold Future, Expires 05/26/2026 Strike Price $4,105.00	7	3,240,720	6,580
Gold Future, Expires 05/26/2026 Strike Price $4,110.00	12	5,555,520	11,520
Gold Future, Expires 05/26/2026 Strike Price $4,115.00	8	3,703,680	7,760
Gold Future, Expires 05/26/2026 Strike Price $4,120.00	22	10,185,120	21,780
Gold Future, Expires 05/26/2026 Strike Price $4,125.00	20	9,259,200	20,200
Gold Future, Expires 05/26/2026 Strike Price $4,130.00	15	6,944,400	15,450
Gold Future, Expires 05/26/2026 Strike Price $4,135.00	21	9,722,160	22,050
Gold Future, Expires 05/26/2026 Strike Price $4,140.00	23	10,648,080	24,610
Gold Future, Expires 05/26/2026 Strike Price $4,145.00	9	4,166,640	9,900
Gold Future, Expires 05/26/2026 Strike Price $4,150.00	21	9,722,160	23,520
Gold Future, Expires 05/26/2026 Strike Price $4,155.00	13	6,018,480	14,820
Gold Future, Expires 05/26/2026 Strike Price $4,165.00	4	1,851,840	4,760
HG Copper Future, Expires 05/26/2026 Strike Price $538.00	1	149,513	363
HG Copper Future, Expires 05/26/2026 Strike Price $539.00	14	2,093,175	5,250
HG Copper Future, Expires 05/26/2026 Strike Price $540.00	16	2,392,200	6,200
HG Copper Future, Expires 05/26/2026 Strike Price $541.00	7	1,046,588	2,800
HG Copper Future, Expires 05/26/2026 Strike Price $542.00	20	2,990,250	8,250
HG Copper Future, Expires 05/26/2026 Strike Price $543.00	13	1,943,663	5,525
HG Copper Future, Expires 05/26/2026 Strike Price $544.00	4	598,050	1,750
HG Copper Future, Expires 05/26/2026 Strike Price $545.00	14	2,093,175	6,300
HG Copper Future, Expires 05/26/2026 Strike Price $546.00	7	1,046,588	3,325
HG Copper Future, Expires 05/26/2026 Strike Price $547.00	17	2,541,713	8,288
HG Copper Future, Expires 05/26/2026 Strike Price $548.00	6	897,075	3,000
HG Copper Future, Expires 05/26/2026 Strike Price $549.00	17	2,541,713	8,925
HG Copper Future, Expires 05/26/2026 Strike Price $550.00	11	1,644,638	5,913
HG Copper Future, Expires 05/26/2026 Strike Price $551.00	6	897,075	3,375
HG Copper Future, Expires 05/26/2026 Strike Price $552.00	14	2,093,175	8,225
HG Copper Future, Expires 05/26/2026 Strike Price $553.00	6	897,075	3,960
HG Copper Future, Expires 05/26/2026 Strike Price $554.00	3	448,538	1,875
Japanese Yen Future, Expires 05/08/2026 Strike Price $61.50	84	6,736,800	1,050
Japanese Yen Future, Expires 05/08/2026 Strike Price $61.75	160	12,832,000	2,000
Japanese Yen Future, Expires 05/08/2026 Strike Price $62.00	500	40,100,000	6,250
Japanese Yen Future, Expires 05/08/2026 Strike Price $62.25	500	40,100,000	6,250
Japanese Yen Future, Expires 05/08/2026 Strike Price $62.50	500	40,100,000	9,375
Japanese Yen Future, Expires 05/08/2026 Strike Price $62.75	500	40,100,000	15,625
Japanese Yen Future, Expires 05/08/2026 Strike Price $63.00	500	40,100,000	28,125
Japanese Yen Future, Expires 06/05/2026 Strike Price $60.50	9	721,800	169
Japanese Yen Future, Expires 06/05/2026 Strike Price $61.00	25	2,005,000	625
Japanese Yen Future, Expires 06/05/2026 Strike Price $61.50	171	13,714,200	7,481
Japanese Yen Future, Expires 06/05/2026 Strike Price $62.00	426	34,165,200	37,275
Japanese Yen Future, Expires 06/05/2026 Strike Price $62.50	500	40,100,000	81,250
Japanese Yen Future, Expires 06/05/2026 Strike Price $63.00	111	8,902,200	30,525
Lean Hogs Future, Expires 05/18/2026 Strike Price $89.00	50	1,869,000	1,000
Lean Hogs Future, Expires 05/18/2026 Strike Price $90.00	153	5,719,140	4,590
Lean Hogs Future, Expires 05/18/2026 Strike Price $91.00	185	6,915,300	11,100
Lean Hogs Future, Expires 05/18/2026 Strike Price $92.00	300	11,214,000	36,000
Lean Hogs Future, Expires 05/18/2026 Strike Price $93.00	132	4,934,160	31,680
Lean Hogs Future, Expires 05/18/2026 Strike Price $94.00	100	3,738,000	45,000
Lean Hogs Future, Expires 06/16/2026 Strike Price $92.00	198	8,100,576	13,860
Lean Hogs Future, Expires 06/16/2026 Strike Price $93.00	52	2,127,424	4,680
Lean Hogs Future, Expires 06/16/2026 Strike Price $94.00	50	2,045,600	6,000
Lean Hogs Future, Expires 06/16/2026 Strike Price $95.00	15	613,680	2,250

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	169

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Lean Hogs Future, Expires 06/16/2026 Strike Price $96.00	100	$4,091,200	$20,000
Live Cattle Future, Expires 05/01/2026 Strike Price $217.00	25	2,540,000	125
Live Cattle Future, Expires 05/01/2026 Strike Price $227.00	25	2,540,000	125
Live Cattle Future, Expires 05/01/2026 Strike Price $229.00	100	10,160,000	500
Live Cattle Future, Expires 05/01/2026 Strike Price $230.00	26	2,641,600	130
Live Cattle Future, Expires 05/01/2026 Strike Price $231.00	51	5,181,600	255
Live Cattle Future, Expires 05/01/2026 Strike Price $232.00	50	5,080,000	250
Live Cattle Future, Expires 05/01/2026 Strike Price $233.00	127	12,903,200	635
Live Cattle Future, Expires 05/01/2026 Strike Price $234.00	75	7,620,000	375
Live Cattle Future, Expires 05/01/2026 Strike Price $235.00	76	7,721,600	380
Live Cattle Future, Expires 05/01/2026 Strike Price $236.00	101	10,261,600	505
Live Cattle Future, Expires 05/01/2026 Strike Price $237.00	140	14,224,000	700
Live Cattle Future, Expires 05/01/2026 Strike Price $238.00	25	2,540,000	125
Live Cattle Future, Expires 05/01/2026 Strike Price $239.00	25	2,540,000	125
Live Cattle Future, Expires 05/01/2026 Strike Price $240.00	51	5,181,600	255
Live Cattle Future, Expires 06/05/2026 Strike Price $238.00	25	2,540,000	7,428
Live Cattle Future, Expires 06/05/2026 Strike Price $240.00	25	2,540,000	9,428
Live Cattle Future, Expires 06/05/2026 Strike Price $241.00	22	2,235,200	9,177
NASDAQ 100 Stock Index, Expires 05/01/2026 Strike Price $25,450.00	10	27,452,120	500
NASDAQ 100 Stock Index, Expires 05/01/2026 Strike Price $25,475.00	22	60,394,664	1,100
NASDAQ 100 Stock Index, Expires 05/01/2026 Strike Price $25,490.00	22	60,394,664	1,100
NASDAQ 100 Stock Index, Expires 05/01/2026 Strike Price $25,500.00	23	63,139,876	1,208
NASDAQ 100 Stock Index, Expires 05/01/2026 Strike Price $25,510.00	21	57,649,452	1,103
NASDAQ 100 Stock Index, Expires 05/01/2026 Strike Price $25,525.00	14	38,432,968	735
NASDAQ 100 Stock Index, Expires 05/01/2026 Strike Price $25,550.00	3	8,235,636	158
NASDAQ 100 Stock Index, Expires 05/04/2026 Strike Price $25,950.00	6	16,471,272	1,635
NASDAQ 100 Stock Index, Expires 05/04/2026 Strike Price $25,990.00	2	5,490,424	585
NASDAQ 100 Stock Index, Expires 05/04/2026 Strike Price $26,000.00	8	21,961,696	2,400
NASDAQ 100 Stock Index, Expires 05/04/2026 Strike Price $26,010.00	4	10,980,848	1,240
NASDAQ 100 Stock Index, Expires 05/04/2026 Strike Price $26,020.00	4	10,980,848	1,250
NASDAQ 100 Stock Index, Expires 05/04/2026 Strike Price $26,030.00	6	16,471,272	1,920
NASDAQ 100 Stock Index, Expires 05/04/2026 Strike Price $26,040.00	8	21,961,696	2,620
NASDAQ 100 Stock Index, Expires 05/04/2026 Strike Price $26,050.00	6	16,471,272	1,995
NASDAQ 100 Stock Index, Expires 05/04/2026 Strike Price $26,060.00	4	10,980,848	1,360
NASDAQ 100 Stock Index, Expires 05/04/2026 Strike Price $26,070.00	4	10,980,848	1,390
NASDAQ 100 Stock Index, Expires 05/04/2026 Strike Price $26,080.00	4	10,980,848	1,430
NASDAQ 100 Stock Index, Expires 05/04/2026 Strike Price $26,090.00	2	5,490,424	730
NASDAQ 100 Stock Index, Expires 05/04/2026 Strike Price $26,100.00	8	21,961,696	3,020
NASDAQ 100 Stock Index, Expires 05/06/2026 Strike Price $25,850.00	2	5,490,424	1,690
NASDAQ 100 Stock Index, Expires 05/06/2026 Strike Price $25,900.00	7	19,216,484	6,930
NASDAQ 100 Stock Index, Expires 05/06/2026 Strike Price $25,950.00	7	19,216,484	7,665
NASDAQ 100 Stock Index, Expires 05/06/2026 Strike Price $26,000.00	39	107,063,268	47,580
NASDAQ 100 Stock Index, Expires 05/06/2026 Strike Price $26,050.00	6	16,471,272	8,100
NASDAQ 100 Stock Index, Expires 05/06/2026 Strike Price $26,100.00	7	19,216,484	10,465
NASDAQ 100 Stock Index, Expires 05/06/2026 Strike Price $26,130.00	11	30,197,332	17,545
NASDAQ 100 Stock Index, Expires 05/06/2026 Strike Price $26,140.00	4	10,980,848	6,500
NASDAQ 100 Stock Index, Expires 05/06/2026 Strike Price $26,150.00	2	5,490,424	3,320
Natural Gas Future, Expires 05/26/2026 Strike Price $2.30	72	1,994,400	11,880
Natural Gas Future, Expires 05/26/2026 Strike Price $2.35	105	2,908,500	22,050
Natural Gas Future, Expires 05/26/2026 Strike Price $2.40	222	6,149,400	59,718
Natural Gas Future, Expires 05/26/2026 Strike Price $2.45	519	14,376,300	178,017
Natural Gas Future, Expires 05/26/2026 Strike Price $2.50	563	15,595,100	247,157
Natural Gas Future, Expires 05/26/2026 Strike Price $2.55	709	19,639,300	397,749
Natural Gas Future, Expires 05/26/2026 Strike Price $2.60	696	19,279,200	495,552
Natural Gas Future, Expires 05/26/2026 Strike Price $2.65	705	19,528,500	630,975
Natural Gas Future, Expires 05/26/2026 Strike Price $2.70	417	11,550,900	462,870
Natural Gas Future, Expires 05/26/2026 Strike Price $2.75	36	997,200	48,816
Platinum Future, Expires 05/20/2026 Strike Price $1,825.00	1	99,730	835

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

170	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Platinum Future, Expires 05/20/2026 Strike Price $1,940.00	1	$99,730	$2,390
Platinum Future, Expires 05/20/2026 Strike Price $1,995.00	1	99,730	3,690
Russell 2000 Index, Expires 05/01/2026 Strike Price $2,585.00	2	559,982	10
Russell 2000 Index, Expires 05/01/2026 Strike Price $2,600.00	13	3,639,883	65
Russell 2000 Index, Expires 05/01/2026 Strike Price $2,605.00	34	9,519,694	170
Russell 2000 Index, Expires 05/01/2026 Strike Price $2,610.00	18	5,039,838	180
Russell 2000 Index, Expires 05/01/2026 Strike Price $2,625.00	9	2,519,919	68
Russell 2000 Index, Expires 05/01/2026 Strike Price $2,700.00	30	8,399,730	825
Russell 2000 Index, Expires 05/04/2026 Strike Price $2,675.00	50	13,999,550	3,875
Russell 2000 Index, Expires 05/04/2026 Strike Price $2,680.00	50	13,999,550	4,250
Russell 2000 Index, Expires 05/04/2026 Strike Price $2,685.00	31	8,679,721	2,945
Russell 2000 Index, Expires 05/04/2026 Strike Price $2,690.00	47	13,159,577	4,935
Russell 2000 Index, Expires 05/04/2026 Strike Price $2,695.00	5	1,399,955	588
Russell 2000 Index, Expires 05/04/2026 Strike Price $2,700.00	5	1,399,955	663
Russell 2000 Index, Expires 05/04/2026 Strike Price $2,705.00	5	1,399,955	750
Russell 2000 Index, Expires 05/04/2026 Strike Price $2,710.00	5	1,399,955	863
Russell 2000 Index, Expires 05/04/2026 Strike Price $2,715.00	5	1,399,955	988
Russell 2000 Index, Expires 05/06/2026 Strike Price $2,610.00	6	1,679,946	510
Russell 2000 Index, Expires 05/06/2026 Strike Price $2,615.00	21	5,879,811	1,890
Russell 2000 Index, Expires 05/06/2026 Strike Price $2,625.00	13	3,639,883	1,300
Russell 2000 Index, Expires 05/06/2026 Strike Price $2,630.00	1	279,991	108
Russell 2000 Index, Expires 05/06/2026 Strike Price $2,640.00	5	1,399,955	613
Russell 2000 Index, Expires 05/06/2026 Strike Price $2,670.00	3	839,973	623
Silver Future, Expires 05/26/2026 Strike Price $59.00	5	1,850,750	5,275
Silver Future, Expires 05/26/2026 Strike Price $60.00	1	370,150	1,270
Silver Future, Expires 05/26/2026 Strike Price $61.50	3	1,110,450	4,995
Silver Future, Expires 05/26/2026 Strike Price $62.00	2	740,300	3,650
Silver Future, Expires 05/26/2026 Strike Price $62.25	4	1,480,600	7,640
Silver Future, Expires 05/26/2026 Strike Price $62.50	4	1,480,600	9,030
Silver Future, Expires 05/26/2026 Strike Price $63.00	8	2,961,200	19,581
Silver Future, Expires 05/26/2026 Strike Price $64.00	5	1,850,750	13,350
Silver Future, Expires 05/26/2026 Strike Price $64.50	2	740,300	5,910
Soybean Future, Expires 05/22/2026 Strike Price $1,140.00	5	298,875	813
Soybean Meal Future, Expires 05/22/2026 Strike Price $305.00	5	159,450	925
Soybean Oil Future, Expires 05/22/2026 Strike Price $67.50	5	223,620	555
Sugar Future, Expires 05/15/2026 Strike Price $13.00	25	409,080	560
Sugar Future, Expires 05/15/2026 Strike Price $13.25	25	409,080	1,120
Sugar Future, Expires 05/15/2026 Strike Price $13.50	25	409,080	1,680
Sugar Future, Expires 05/15/2026 Strike Price $13.75	75	1,227,240	7,560
Sugar Future, Expires 05/15/2026 Strike Price $14.00	125	2,045,400	18,200
Sugar Future, Expires 05/15/2026 Strike Price $14.25	275	4,499,880	61,600
Sugar Future, Expires 05/15/2026 Strike Price $14.50	425	6,954,360	142,800
Sugar Future, Expires 05/15/2026 Strike Price $14.75	359	5,874,389	176,915
Sugar Future, Expires 05/15/2026 Strike Price $15.00	284	4,647,149	190,848
Sugar Future, Expires 05/15/2026 Strike Price $15.25	200	3,272,640	176,960
Sugar Future, Expires 05/15/2026 Strike Price $15.50	125	2,045,400	138,600
Wheat Future, Expires 05/22/2026 Strike Price $595.00	5	159,188	1,156
TOTAL PUT OPTIONS (Premiums Received $17,508,129)			7,375,803
TOTAL WRITTEN OPTIONS (Premiums Received $39,321,530)			$36,865,570

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	171

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Open Risk Share Contracts
Description: Consumer Loans - United States
Type: Receive
Strike: Actual losses greater than expected losses

REFERENCE ENTITY INVESTMENT	LENDING PLATFORM	REFERENCE ENTITY VINTAGE	REFERENCE ENTITY INTEREST RATE RANGE	REFERENCE ENTITY MATURITY DATE RANGE	TERMINATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION
Contract 047 (1)(2)(3)(4)	D	February 1, 2025 - February 28, 2025	12.300% - 32.390%	February 4, 2028 - December 7, 2030	August 31, 2026	605,072	$42,336
Contract 051 (1)(2)(3)(4)	D	April 1, 2025 - April 30, 2025	6.000% - 32.390%	April 2, 2028 - February 3, 2031	October 31, 2026	691,133	87,845
Contract 052 (1)(2)(3)(4)	D	May 1, 2025 - May 31, 2025	12.380% - 32.370%	May 22, 2028 - March 23,2031	November 30, 2026	582,991	147,493
Contract 056 (1)(2)(3)(4)	D	July 1, 2025 - July 31, 2025	6.000% - 32.310%	July 1, 2028 - May 3, 2031	July 31, 2027	483,211	—
Total Open Risk Share Contracts - Consumer Loans							277,674
Description: Asset-Backed Securities - United States
Type: Receive
Strike: Actual losses greater than expected losses
Contract 053(1)(2)(3)(4)	D	June 1, 2025 - June 30, 2025	0.000% - 0.000%	August 20, 2055 - August 20, 2055	June 30, 2027	38,117,941	950,022
Contract 058(1)(2)(3)(4)	D	August 1, 2025 - August 30, 2025	0.000% - 0.000%	October 20, 2055 - October 20, 2055	August 31, 2027	48,914,090	604,040
Contract 066(1)(2)(3)	F	September 1, 2025 - November 30, 2025	0.000% - 0.000%	July 16, 2029 - July 16, 2029	October 31, 2028	8,395,880	376,556
Total Open Risk Share Contracts - Asset-Backed Securities							1,930,618
Total Open Risk Share Contracts							2,208,292

(1)
Contract is non-income producing and is fair valued by a third-party valuation specialist pursuant to procedures approved by the Board of Trustees. Value is determined using significant unobservable inputs.

(2)	Contract is restricted to resale to institutional investors. The aggregate value of these contracts is $2,208,292 which represents 0.10% of net assets.
(3)
If the current expected losses on whole loan vintages are greater than initial expected losses, the Fund will receive from the alternative lending platform an amount equal to such deficit (subject to a Cap.)

(4)
If the current expected losses of select whole loan vintages are less than initial expected losses, the Fund must pay the alternative lending platform an amount equal to such deficit (subject to a Cap.)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

172	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Statement of Assets and Liabilities	As of April 30, 2026 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
ASSETS:
Investments, at fair value(1)	$4,515,880,988
Interest receivable	32,562,744
Receivable for fund shares sold	4,909,318
Foreign currencies at custodian, at fair value(2)	1,173,188
Dividends receivable	199,184
Other assets	262,003
Total assets	4,554,987,425
LIABILITIES:
Reverse repurchase agreements	55,000,001
Payable for investment securities purchased	49,123,501
Payable for fund shares redeemed	1,859,628
Payable to Adviser	5,387,871
Payable to Trustees	103,814
Accrued distribution fees	11,201
Payable for Chief Compliance Officer compensation	5,734
Other accrued expenses	1,906,423
Total liabilities	113,398,173
Total net assets	$4,441,589,252
NET ASSETS CONSIST OF:
Capital stock	$4,575,141,381
Total accumulated losses	(133,552,129)
Total net assets	$4,441,589,252
Class I
Net assets	$4,350,435,332
Shares outstanding	484,901,512
Class I Net asset value, offering and redemption price per share	$8.97
Class M
Net assets	$91,153,920
Shares outstanding	10,137,836
Class M Net asset value, offering and redemption price per share	$8.99
(1) Cost of Investments	$4,265,218,200
(2) Cost of Foreign currencies at custodian	1,176,751

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	173

Consolidated Statement of Assets and Liabilities	As of April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND
ASSETS:
Investments, at fair value(1):
Unaffiliated issuers	$2,036,581,534
Affiliated issuers	66,557,948
Cash held at custodians	909
Unrealized appreciation on swap contracts	6,479,785
Unrealized appreciation on risk share contracts	2,208,292
Restricted cash collateral held at broker(2)	101,436,995
Restricted foreign cash collateral held at broker(3)	408,824
Foreign currencies at custodian, at value(4)	253,040
Receivable for investment securities sold	19,285,497
Interest receivable	6,619,470
Due from brokers	3,383,559
Receivable for fund shares sold	1,807,564
Dividend receivable	297,542
Other assets	774,451
Total assets	2,246,095,410
LIABILITIES:
Written options, at fair value(5)	36,865,570
Variation margin payable	13,000,548
Payable for fund shares redeemed	920,524
Payable for investment securities purchased	9,836,902
Payable to Adviser	2,570,174
Payable to Trustees	47,154
Payable for Chief Compliance Officer compensation	5,734
Other accrued expenses	845,164
Total liabilities	64,091,770
Total net assets	$2,182,003,640
NET ASSETS CONSIST OF:
Capital stock	$2,320,762,786
Total accumulated losses	(138,759,146)
Total net assets	$2,182,003,640
Class I
Net assets	$2,126,521,605
Shares outstanding	207,495,037
Class I Net asset value, offering and redemption price per share	$10.25
Class J
Net assets	$55,482,035
Shares outstanding	5,446,891
Class J Net asset value, offering and redemption price per share	$10.19
(1)Cost of Investments
Unaffiliated issuers	$2,008,566,843
Affiliated issuers (See note 9)	66,686,294
(2)Represents a cash deposit held at the brokers to cover the Fund’s initial margin obligation under its derivative contracts
(3)Cost of foreign currencies at brokers	384,166
(4)Cost of foreign currencies at custodian	252,848
(5)Premiums received	39,321,530

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

174	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Statement of Operations	For the Period Ended April 30, 2026 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
INVESTMENT INCOME:
Interest income	$188,598,472
Dividend income	47,358,371
Total investment income	235,956,843
EXPENSES
Advisory fees (See Note 4)	30,964,321
Fund accounting and administration fees	1,128,470
Interest expense	1,099,038
Transfer agency fees and expenses	287,809
Trustees fees and expenses	222,457
Legal fees	183,892
Audit and tax related fees.	126,739
Federal and state registration fees	121,744
Custody fees	112,190
Distribution (12b-1) fees — Class M Only	48,822
Chief Compliance Officer compensation	30,734
Other expenses	159,767
Total net expenses	34,485,983
Net investment income	201,470,860
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized (loss) on:
Investments	(33,950,842)
Foreign currencies	(82,003)
Net change in unrealized appreciation (depreciation) on:
Investments	19,580,082
Foreign currencies	(26,377)
Net realized and unrealized loss	(14,479,140)
Net increase in net assets resulting from operations	$186,991,720

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	175

Consolidated Statement of Operations	For the Period Ended April 30, 2026 (Unaudited)

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND
INVESTMENT INCOME:
Interest income	$97,641,712
Dividend income:
Affiliated issuers	3,113,644
Unaffiliated issuers	10,906,931
Total investment income	111,662,287
EXPENSES
Advisory fees (See Note 4)	14,473,755
Fund accounting and administration fees	950,073
Compliance fees	550,410
Loan servicing fees	443,495
Interest expense	286,174
Transfer agency fees and expenses	167,682
Legal fees	152,651
Audit and tax related fees	136,582
Investment expense	136,327
Federal and state registration fees	118,015
Trustees fees and expenses	102,021
Custody fees	72,324
Chief Compliance Officer compensation	30,734
Other expenses	402,720
Total net expenses	18,022,963
Net investment income	93,639,324
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(24,448,346)
Affiliated issuers	1,647,335
Foreign currencies	(316,670)
Forward currency contracts	67,160
Futures contracts	(278,884,600)
Swap contracts	(12,064,512)
Written options	315,671,719
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(16,369,107)
Affiliated issuers	(2,104,237)
Foreign currencies	136,591
Forward currency contracts	(2,651,931)
Futures contracts	19,677,184
Risk share contracts	2,195,441
Swap contracts	7,363,604
Written options	(2,085,183)
Net realized and unrealized gain	7,834,448
Net increase in net assets resulting from operations	$101,473,772

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

176	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Statement of Changes in Net Assets

	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$201,470,860	$382,868,667
Net realized gain (loss) on:
Investments	(33,950,842)	(4,859,428)
Foreign currency	(82,003)	49,537
Net change in unrealized appreciation (depreciation) on:
Investments	19,580,082	109,218,259
Foreign currency	(26,377)	38,913
Net increase in net assets resulting from operations	186,991,720	487,315,948
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions — Class I	(283,481,745)	(491,915,900)
Distributions — Class M	(5,517,713)	(9,191,637)
Total distributions	(288,999,458)	(501,107,537)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	862,796,614	1,373,534,776
Proceeds from shares sold — Class M	27,127,832	14,665,390
Proceeds from shares issued to holders in reinvestment of dividends — Class I	59,850,040	107,008,796
Proceeds from shares issued to holders in reinvestment of dividends — Class M	2,481,459	3,795,216
Cost of shares redeemed — Class I	(362,345,468)	(798,546,728)
Cost of shares redeemed — Class M	(10,545,359)	(33,682,931)
Net increase in net assets from capital share transactions	579,365,118	666,774,519
Total increase in net assets	477,357,380	652,982,930
NET ASSETS:
Beginning of year	3,964,231,872	3,311,248,942
End of period	$4,441,589,252	$3,964,231,872

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	177

Consolidated Statement of Changes in Net Assets

	STONE RIDGE DIVERSIFIED ALTERNATIVES FUND
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$93,639,324	$122,580,760
Net realized gain (loss) on investments:
Unaffiliated issuers	(24,448,346)	(30,031,559)
Affiliated issuers	1,647,335	(1,756,759)
Foreign currencies	(316,670)	344,716
Forward currency contracts	67,160	(814,191)
Futures contracts	(278,884,600)	(455,664,745)
Risk share contracts	—	866,638
Swap contracts	(12,064,512)	(4,478,898)
Written options	315,671,719	384,802,571
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(16,369,107)	21,349,493
Affiliated issuers	(2,104,237)	792,759
Foreign currencies	136,591	(93,232)
Forward currency contracts	(2,651,931)	4,143,069
Futures contracts	19,677,184	(13,475,774)
Risk share contracts	2,195,441	(1,676,405)
Swap contracts	7,363,604	(427,923)
Written options	(2,085,183)	1,109,480
Net increase in net assets resulting from operations	101,473,772	27,570,000
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions — Class I	(149,957,652)	(107,158,663)
Distributions — Class J	(3,931,218)	(5,160,922)
Total distributions	(153,888,870)	(112,319,585)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	606,748,528	969,065,328
Proceeds from shares sold — Class J	9,274,798	19,035,996
Proceeds from shares issued to holders in reinvestment of dividends — Class I	43,615,752	48,626,659
Proceeds from shares issued to holders in reinvestment of dividends — Class J	2,937,682	2,841,286
Cost of shares redeemed — Class I	(337,740,064)	(426,988,654)
Cost of shares redeemed — Class J	(17,435,377)	(23,808,324)
Net increase in net assets from capital share transactions	307,401,319	588,772,291
Total increase in net assets	254,986,221	504,022,706
NET ASSETS:
Beginning of year	1,927,017,419	1,422,994,713
End of period	$2,182,003,640	$1,927,017,419

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

178	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Statement of Cash Flows	For the Period Ended April 30, 2026 (Unaudited)

Stone Ridge High Yield Reinsurance Risk Premium Fund
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$186,991,720
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized loss on investments	33,950,842
Net change in unrealized appreciation on investments	(19,580,082)
Net realized loss on foreign currencies	82,003
Net change in unrealized depreciation on foreign currencies	26,377
Amortization and accretion of premium and discount	1,981,800
Changes in assets and liabilities:
Interest receivable	(2,577,827)
Dividends receivable	311,479
Other assets	(179,274)
Payable to Trustees	(8,256)
Payable for Chief Compliance Officer compensation	734
Accrued distribution fees	1,837
Other accrued expenses	818,413
Payable to Adviser	390,530
Purchases of investments	(1,114,556,677)
Proceeds from sale of investments	444,215,971
Proceeds from cost adjustments	8,447,596
Net purchases and sales of short-term investments	123,711,185
Net cash used in operating activities	(335,971,629)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	887,801,521
Payment on shares redeemed	(375,097,479)
Cash distributions to shareholders	(226,667,959)
Proceeds from reverse repurchase agreements	327,489,315
Payments on reverse repurchase agreements	(277,489,314)
Net cash provided by financing activities	336,036,084
Effect of exchange rate changes on cash	(108,380)
Net decrease in cash and restricted cash	(43,925)
Cash and restricted cash, beginning of year	1,217,113
Cash and restricted cash, end of period	$1,173,188
Supplemental Disclosures of Cash Flow and Non-Cash Information:
Reinvested distributions	$62,331,499
Cash paid during the period for interest	$(897,709)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	179

Consolidated Statement of Cash Flows	For the Period Ended April 30, 2026 (Unaudited)

Stone Ridge Diversified Alternatives Fund
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$101,473,772
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized gain on investments	(292,870,708)
Net change in unrealized depreciation on investments	20,558,527
Net change in unrealized appreciation on risk share contracts	(2,195,441)
Net change in unrealized depreciation on forward currency contracts	2,651,931
Net change in unrealized depreciation on swaps	(7,363,604)
Net realized loss on foreign currencies	316,670
Net change in unrealized appreciation on foreign currencies	(136,591)
Amortization and accretion of premium and discount	502,802
Changes in assets and liabilities:
Interest receivable	144,030
Dividend receivable	55,157
Due from Brokers	(3,383,559)
Other assets	(74,277)
Payable to Trustees	(5,577)
Payable for Chief Compliance Officer compensation	734
Variation margin payable	7,101,059
Other accrued expenses	(48,849)
Payable to Adviser	230,328
Due to Brokers	(3,489,169)
Purchases of investments	(399,257,596)
Proceeds from sale of investments	169,684,700
Proceeds from cost adjustments	48,914,283
Net purchases and sales of short-term investments	128,890,299
Net cash used in operating activities	(228,301,079)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	615,833,307
Payment on shares redeemed	(361,720,473)
Cash distributions to shareholders	(107,335,436)
Net cash provided by financing activities	146,777,398
Effect of exchange rate changes on cash	(180,079)
Net decrease in cash and restricted cash	(81,703,760)
Cash and restricted cash, beginning of year	183,803,528
Cash and restricted cash, end of period	$102,099,768
Supplemental Disclosures of Cash Flow and Non-Cash Information:
Reinvested distributions	$46,553,434
Cash paid during the period for interest	$(321,182)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

180	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Financial Highlights	April 30, 2026 (Unaudited)

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND - CLASS I
Period Ended April 30, 2026 (Unaudited)	$9.21	0.44	(0.03)	0.41
Year Ended October 31, 2025	$9.28	0.96	0.25	1.21
Year Ended October 31, 2024	$9.19	1.00	0.32	1.32
Year Ended October 31, 2023	$8.09	0.79	1.00	1.79(4)
Year Ended October 31, 2022	$9.01	0.44	(0.99)	(0.55)
Year Ended October 31, 2021	$9.28	0.43	(0.23)	0.20
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND - CLASS M
Period Ended April 30, 2026 (Unaudited)	$9.23	0.44	(0.04)	0.40
Year Ended October 31, 2025	$9.28	0.95	0.26	1.21
Year Ended October 31, 2024	$9.20	0.98	0.32	1.30
Year Ended October 31, 2023	$8.09	0.78	1.01	1.79
Year Ended October 31, 2022	$9.01	0.43	(0.99)	(0.56)
Year Ended October 31, 2021	$9.29	0.42	(0.25)	0.17

(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(3)	Includes borrowing and investment-related expenses not covered by the Fund’s expense limitation agreement. See Note 4.
(4)	Includes increase in payments by Affiliates of less than $0.01.
(5)	Not annualized.
(6)	Annualized.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	181

Financial Highlights	April 30, 2026 (Unaudited)

					SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)(3)(4)	Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)(3)(4)	Ratio of Net Investment Income to Average Net Assets (Before Expense Reimbursement/ Recoupment)(3)(4)	Ratio of Net Investment Income to Average Net Assets (After Expense Reimbursement/ Recoupment)(3)(4)	Portfolio Turnover Rate

(0.65)	—	(0.65)	$8.97	4.58% (5)	$4,350,435	1.67%(6)	1.67%(6)	9.76%(6)	9.76%(6)	10.89%(5)
(1.28)	—	(1.28)	$9.21	14.27%	$3,890,124	1.72%	1.72%	10.67%	10.67%	24.72%
(1.23)	—	(1.23)	$9.28	15.48%	$3,221,833	1.75%	1.75%	10.95%	10.94%	28.58%
(0.69)	—	(0.69)	$9.19	22.92%	$2,213,275	1.75%	1.76%	9.07%	9.06%	31.98%
(0.37)	—	(0.37)	$8.09	(6.40)%	$1,420,941	1.74%	1.72%	4.97%	4.99%	25.70%
(0.47)	—	(0.47)	$9.01	2.16%	$1,269,044	1.73%	1.69%	4.73%	4.77%	28.45%

(0.64)	—	(0.64)	$8.99	4.52% (5)	$91,154	1.79%(6)	1.79%(6)	9.69%(6)	9.69%(6)	10.89%(5)
(1.26)	—	(1.26)	$9.23	14.23%	$74,108	1.84%	1.84%	10.52%	10.52%	24.72%
(1.22)	—	(1.22)	$9.28	15.26%	$89,416	1.85%	1.86%	10.74%	10.74%	28.58%
(0.68)	—	(0.68)	$9.20	22.93%	$102,554	1.80%	1.81%	8.98%	8.97%	31.98%
(0.36)	—	(0.36)	$8.09	(6.49)%	$126,416	1.82%	1.80%	4.83%	4.85%	25.70%
(0.45)	—	(0.45)	$9.01	1.90%	$148,332	1.88%	1.84%	4.57%	4.61%	28.45%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

182	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Consolidated Financial Highlights	April 30, 2026 (Unaudited)

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(1)(3)	Net Realized and Unrealized Gains(3)	Total from Investment Operations(3)
STONE RIDGE DIVERSIFIED ALTERNATIVES FUND - CLASS I
Period Ended April 30, 2026 (Unaudited)	$10.60	0.47	0.02	0.49
Year Ended October 31, 2025	$11.29	0.76	(0.58)	0.18
Year Ended October 31, 2024	$12.31	0.87	(0.30)	0.57
Year Ended October 31, 2023	$10.11	0.74	1.79	2.53(5)
Year Ended October 31, 2022	$11.19	0.25	(0.40)	(0.15)
Year Ended October 31, 2021	$10.42	0.14	0.95	1.09
STONE RIDGE DIVERSIFIED ALTERNATIVES FUND - CLASS J*
Period Ended April 30, 2026 (Unaudited)	$10.52	0.45	0.03	0.48
Year Ended October 31, 2025	$11.21	0.72	(0.56)	0.16
Year Ended October 31, 2024	$12.23	0.84	(0.31)	0.53
Year Ended October 31, 2023	$10.05	0.67	1.82	2.49
Year Ended October 31, 2022	$11.15	0.22	(0.40)	(0.18)
Year Ended October 31, 2021	$10.42	0.08	0.96	1.04

(1)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(3)
Per share amounts include income and expenses of the Stone Ridge Diversified Alternatives Fund, which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investee funds.

(4)	Includes investment-related expenses not covered by the Fund’s expense limitation agreement. See Note 4.
(5)	Includes increase in payments by Affiliates of less than $0.01.
(6)	Not annualized.
(7)	Annualized.
*	On January 22, 2021, the Fund’s Class M shares were redesignated as Class J shares.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	183

Consolidated Financial Highlights	April 30, 2026 (Unaudited)

						SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)(4)	Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)(4)	Portfolio Turnover Rate

(0.84)	—	—	(0.84)	$10.25	4.93%(6)	$2,126,522	1.79%(7)	1.79%(7)	9.35%(7)	9.35%(7)	18.17%(6)
(0.87)	—	—	(0.87)	$10.60	1.61%	$1,864,943	1.83%	1.93%	7.33%	7.23%	27.93%
(1.37)	(0.22)	—	(1.59)	$11.29	5.59%	$1,354,572	2.04%	2.07%	7.97%	7.94%	35.60%
(0.11)	(0.22)	—	(0.33)	$12.31	25.59%	$1,005,021	1.87%	1.77%	6.47%	6.57%	21.62%
(0.78)	(0.15)	—	(0.93)	$10.11	(1.51)%	$420,024	1.53%	1.27%	2.15%	2.41%	24.56%
(0.26)	(0.06)	—	(0.32)	$11.19	10.70%	$201,434	2.13%	1.15%	0.30%	1.28%	33.34%

(0.81)	—	—	(0.81)	$10.19	4.79% (6)	$55,482	2.09%(7)	2.09%(7)	8.94%(7)	8.94%(7)	18.17%(6)
(0.85)	—	—	(0.85)	$10.52	1.38%	$62,075	2.13%	2.23%	6.97%	6.87%	27.93%
(1.33)	(0.22)	—	(1.55)	$11.21	5.16%	$68,423	2.34%	2.37%	7.75%	7.71%	35.60%
(0.09)	(0.22)	—	(0.31)	$12.23	25.29%	$45,556	2.13%	2.03%	6.00%	6.10%	21.62%
(0.77)	(0.15)	—	(0.92)	$10.05	(1.80)%	$31,569	1.83%	1.57%	1.85%	2.11%	24.56%
(0.25)	(0.06)	—	(0.31)	$11.15	10.25%	$13,115	2.35%	1.46%	-0.19%	0.70%	33.34%

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

184	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Notes to Financial Statements	April 30, 2026
1. Organization
Stone Ridge Trust (the “Trust”) was organized as a Delaware statutory trust on September 28, 2012 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing shares in multiple series, each series representing a distinct portfolio with its own investment objectives and policies. As of April 30, 2026, the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Fund”) and the Stone Ridge Diversified Alternatives Fund (the “Diversified Alternatives Fund”) were each series of the Trust. The High Yield Reinsurance Fund is non-diversified, while the Diversified Alternatives Fund is diversified. The High Yield Reinsurance Fund commenced operations on February 1, 2013. The Diversified Alternatives Fund commenced operations on May 1, 2020. The High Yield Reinsurance Fund offers two classes of shares to investors: Class I shares, with no front-end or back-end sales charges, and no 12b-1 fees; and Class M shares, with no front-end or back-end sales charges, and a 0.15% 12b-1 fee. The Diversified Alternatives Fund offers two classes of shares to investors: Class I shares and Class J shares, with no front-end or back-end sales charges, and no 12b-1 fees; for Class J shares, unlike Class I shares, intermediary fees are paid out of the Fund’s Class J shares’ assets on an ongoing basis. The Funds do not charge redemption fees. There are an unlimited number of authorized shares.
The investment objective of the High Yield Reinsurance Fund is to seek a high level of total return consisting of income and preservation of capital. The High Yield Reinsurance Fund pursues its investment objective by investing primarily in reinsurance-related securities, including event-linked bonds, preference shares or participation notes issued in connection with quota shares (“Quota Share Notes”), and, to a lesser extent, preference shares or participation notes issued in connection with industry loss warranties (“ILW Notes”), event-linked swaps, equity securities (publicly or privately offered) or the derivatives of equity securities of companies in the reinsurance and insurance industry (collectively, “reinsurance-related securities”). The investment objective of the Diversified Alternatives Fund is to seek total return. The Diversified Alternatives Fund pursues its investment objective by generating income from diverse investment strategies that have potential for attractive returns such as reinsurance, market risk transfer, style premium investing, alternative lending and single family real estate.
The consolidated financial statements include the account of Stone Ridge Diversified Alternatives Sub Fund Ltd (the “Subsidiary”), which is a wholly-owned and controlled subsidiary of the Diversified Alternatives Fund. Reference made within this report to schedules of investments, statements of operations or statements of assets and liabilities refer to Consolidated Schedule of Investments, Consolidated Statement of Operations or Consolidated Statement of Assets and Liabilities for the Diversified Alternatives Fund. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives such as commodity-linked futures, options and swaps. As of April 30, 2026 the Subsidiary’s net assets were $314,345,208, which represented 14.4% of the Diversified Alternatives Fund’s net assets.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.
(a) Investment Valuation and Fair Value Measurement. The Board of Trustees (the “Board”) has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Funds (as needed), and periodically assessing and managing any material valuation risks and establishing and applying fair value methodologies subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.
Stone Ridge Funds | Semi-Annual Report | April 30, 2026	185

Notes to Financial Statements	April 30, 2026
Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:
With respect to pricing of insurance-linked securities for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Funds typically utilize an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).
Other insurance-linked securities are valued using an insurance industry model pursuant to procedures approved by the Board.
The Diversified Alternatives Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related securities, and the Diversified Alternatives Fund’s holdings in mortgage loans, mezzanine loans and certain other types of single-family real estate debt investments, are typically fair valued based on prices provided by a third-party pricing service. Each loan and fractional loan is fair valued using inputs that take into account individual borrower-level data (e.g., payment history) that is updated periodically to reflect new information regarding the borrower or loan.
Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.
Reverse repurchase agreements are accounted for at amortized cost, which approximates fair value. Reverse repurchase agreements are categorized as Level 2 within the fair value hierarchy.
For investments in investment companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.
The Diversified Alternatives Fund’s holdings in private funds, if any, are fair valued based on valuations of the Diversified Alternatives Fund’s interests in such private funds provided by the managers of such private funds or their agents. Valuations will be provided to the Diversified Alternatives Fund on a monthly or quarterly basis based on the interim unaudited financial statements of such private funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the completion of the audit of such financial statements and may fluctuate as a result. The Diversified Alternatives Fund will perform an independent review of such valuations and will consider all relevant information, including the reliability of the pricing information provided by the managers of the private funds. The Diversified Alternatives Fund may conclude, in certain circumstances, that the valuation provided by the manager of a private fund is not indicative of what actual fair value would be in an active, liquid or established market. In those circumstances, the Diversified Alternatives Fund may value its interests in the private fund at a discount or a premium to the valuation it receives from the private fund. Additionally, between the monthly or quarterly dates on which such private fund provides a net asset value, the valuation of the Diversified Alternatives Fund’s interest in such private fund may be adjusted more frequently based on the estimated total return that such private fund will generate during such period and other general market or private fund-specific changes the Adviser is aware of. At the end of the month or quarter, as applicable, each private fund’s net asset value is adjusted based on the actual income and appreciation or depreciation realized by such private fund when the monthly or quarterly valuations and income are reported.
Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the
186	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Notes to Financial Statements	April 30, 2026
primary exchange on which they are traded. The values of the Funds’ investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).
Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.
Non-exchange traded derivatives, including over-the-counter (“OTC”) options, swaps, and forwards, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).
Generally, each Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Funds determine fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.
Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.
A substantial portion of the Funds’ investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.
The Funds adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the year. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;
Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;
Level 3 Inputs: significant unobservable inputs for the asset or liability.
Stone Ridge Funds | Semi-Annual Report | April 30, 2026	187

Notes to Financial Statements	April 30, 2026
Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.
There were transfers between Level 2 and Level 3 during the reporting period. The transfers from Level 2 to Level 3 occurred because there was no longer observable market data for these securities as of April 30, 2026. The transfers from Level 3 to Level 2 occurred because previously unobservable market data became available as of April 30, 2026. The following table summarizes the inputs used to value the Funds’ investments as of April 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
High Yield Reinsurance Fund
Assets
Event-Linked Bonds
Canada	$—	$15,272,682	$—	$15,272,682
Chile	—	2,455,898	—	2,455,898
Europe	—	74,994,428	—	74,994,428
France	—	2,584,741	—	2,584,741
Global(2)	—	200,705,049	—	200,705,049
Great Britain	—	36,745,590	—	36,745,590
Israel	—	9,517,306	—	9,517,306
Japan	—	80,217,476	—	80,217,476
Mexico	—	53,107,497	—	53,107,497
New Zealand	—	9,993,039	—	9,993,039
Tajikistan	—	3,727,000	—	3,727,000
United States	—	3,391,876,321	5,028,201	3,396,904,522
Total Event-Linked Bonds	—	3,881,197,027	5,028,201	3,886,225,228
Quota Shares and Other Reinsurance-Related Securities
Participation Notes(1)(2)	—	—	39,804,324	39,804,324
Preference Shares(1)(2)
Global	—	—	500,419,816	500,419,816
United States	—	—	30,535,645	30,535,645
Total Quota Shares and Other Reinsurance-Related Securities	—	—	570,759,785	570,759,785
Money Market Funds	58,895,975	—	—	58,895,975
Total Assets	$58,895,975	$3,881,197,027	$575,787,986	$4,515,880,988
Diversified Alternatives Fund
Assets
Asset-Backed Securities	$—	$—	$427,574,562	$427,574,562
Event Linked Bonds
Canada	—	3,013,574	—	3,013,574
Chile	—	344,152	—	344,152
Europe	—	12,846,222	—	12,846,222
France	—	363,184	—	363,184
Global	—	33,514,042	—	33,514,042
Great Britain	—	6,016,462	—	6,016,462
Israel	—	1,811,533	—	1,811,533
Japan	—	14,003,438	—	14,003,438

188	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Notes to Financial Statements	April 30, 2026

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Mexico	$—	$8,568,545	$—	$8,568,545
New Zealand	—	1,998,003	—	1,998,003
Tajikistan	—	730,000	—	730,000
United States	—	607,493,431	634,915	608,128,346
Total Event-Linked Bonds	—	690,702,586	634,915	691,337,501
Investment Companies
Closed End	—	22,516,994	—	22,516,994
Open End	44,040,954	—	—	44,040,954
Total Investment Securities	44,040,954	22,516,994	—	66,557,948
Quota Shares and Other Reinsurance-Related Securities
Participation Notes(1)(2)	—	—	32,783,604	32,783,604
Preference Shares(1)	—	—	117,415,499	117,415,499
Total Quota Shares and Other Reinsurance-Related Securities	—	—	150,199,103	150,199,103
Purchased Options	7,515,860	—	—	7,515,860
Money Market Funds	105,329,422	—	—	105,329,422
U.S. Treasury Bills	—	616,009,820	—	616,009,820
Whole Loans
Consumer Loans(1)(2)	—	—	26,362,082	26,362,082
Small Business Loans(1)(2)	—	—	12,246,888	12,246,888
Student Loans(1)	—	—	6,296	6,296
Total Whole Loans	—	—	38,615,266	38,615,266
Total Assets	$156,886,236	$1,329,229,400	$617,023,846	$2,103,139,482
Liabilities
Written Options	$36,489,079	$376,491	$—	$36,865,570
Total Liabilities	$36,489,079	$376,491	$—	$36,865,570
Other Financial Instruments*
Unrealized appreciation on futures contracts	$10,464,142	$—	$—	$10,464,142
Unrealized depreciation on futures contracts	(5,361,783)	—	—	(5,361,783)
Unrealized appreciation on risk share contracts	—	—	2,208,292	2,208,292
Unrealized appreciation on swap contracts	—	6,479,785	—	6,479,785
Total Other Financial Instruments	$5,102,359	$6,479,785	$2,208,292	$13,790,436

(1)	For further security characteristics, see the Funds’ Schedules of Investments.
(2)	Includes Level 3 investments with a value of zero.
*	These investments are reflected at the unrealized appreciation (depreciation) on the instrument.
Stone Ridge Funds | Semi-Annual Report | April 30, 2026	189

Notes to Financial Statements	April 30, 2026
Below is a reconciliation that details the activity of securities in Level 3 during the period ended April 30, 2026:

	HIGH YIELD REINSURANCE FUND
	EVENT-LINKED BONDS	PARTICIPATION NOTES	PREFERENCE SHARES
Beginning Balance – November 1, 2025	$18,410,930	$76,371,322	$479,114,461
Acquisitions	—	18,463,787	17,676,377
Dispositions/Paydowns	(8,041,335)	(52,998,726)	—
Realized gain (loss)	(34,309,931)	(14,309)	—
Return of capital	—	—	(8,447,596)
Change in unrealized appreciation (depreciation)	39,563,800	(2,017,750)	42,612,219
Transfers into Level 3	881,250	—	—
Transfers out of Level 3	(11,476,513)	—	—
Ending Balance – April 30, 2026	$5,028,201	$39,804,324	$530,955,461

	DIVERSIFIED ALTERNATIVES FUND
	ASSET- BACKED SECURITIES	EVENT- LINKED BONDS	PARTICIPATION NOTES	PREFERENCE SHARES	RISK SHARE CONTRACTS	WHOLE LOAN- CONSUMER LOANS	WHOLE LOAN- SMALL BUSINESS LOANS	WHOLE LOAN- STUDENT LOANS
Beginning Balance – November 1, 2025	$378,816,168	$2,805,067	$45,812,507	$103,672,068	$12,851	$48,102,692	$11,130,330	$16,088
Acquisitions	139,705,395	—	27,014,400	—	—	(9,705)	13,549,637	—
Dispositions/Paydowns	(58,596,032)	(708,637)	(35,410,470)	—	—	(19,610,421)	(12,175,121)	(3,496)
Realized gain (loss)	(1,527,109)	(5,954,288)	40,034	—	—	(2,597,130)	(3,633)	(21)
Return of capital	(516,894)	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(22,865,842)	6,639,888	(4,679,708)	13,743,431	2,195,441	430,112	(254,325)	(6,302)
Amortization of premium/ discount	(7,441,124)	72,185	6,841	—	—	46,534	—	27
Transfers out of Level 3	—	(2,219,300)	—	—	—	—	—	—
Ending Balance – April 30, 2026	$427,574,562	$634,915	$32,783,604	$117,415,499	$2,208,292	$26,362,082	$12,246,888	$6,296

As of April 30, 2026, the change in unrealized appreciation (depreciation) on Level 3 positions still held in the High Yield Reinsurance Fund was $2,054,895 for Event-Linked Bonds, $(1,051,082) for Participation Notes, and $42,612,218 for Preference Shares. As of April 30, 2026, the change in unrealized appreciation (depreciation) on positions still held in the Diversified Alternatives Fund was $(24,751,025) for Asset-Backed Securities, $214,576 for Event-Linked Bonds, $(3,264,333) for Participation Notes, $13,743,431 for Preference Shares, $2,195,441 for Risk Share Contracts, $430,159 for Whole Loan- Consumer Loans, $(229,598) for Whole Loan- Small Business Loans, and $(6,302) for Whole Loan- Student Loans.
Unobservable inputs for participation notes and preference shares included losses from severe weather events, other natural and non-natural catastrophes and insurance and estimated reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes and preference shares are monitored daily for significant events that could affect the value of the instruments. The value of asset-backed securities is determined by the forecast performance of alternative lending loans and single-family rental homes in each security’s respective underlying asset pool and the priority the security has with respect to the cash flows of such assets. Because the securities have exposure to the underlying loans and homes, any deterioration of the assets (indicated through higher prepayment, default, severity and discount rates) may result in a markdown of fair values.
The value of risk share contracts held by the Fund are determined using a discounted cash flow framework that takes into account the underlying loans pertaining to each contract’s actual losses as of April 30, 2026 and estimated loss forecasts through each contract’s maturity date. The loss forecasts are based on industry and platform historical loan performance. Higher expectations of losses relative to initial expected losses (subject to a cap), due to factors such as rising delinquencies within each contract vintage or a deteriorating macroeconomic environment, would result in an increase in a contract’s unrealized gain.
190	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Notes to Financial Statements	April 30, 2026
Whole Loans are valued using a discounted cash flow framework that takes into account the original purchase price, the scheduled loan payments, and forecast losses. The loss and discount rate forecasts are based on industry and platform historical loan performance, as well as evaluation of the current underwriting environment. Higher expectations of losses and higher discount rates, due to factors such as rising delinquencies on a platform’s loans or a deteriorating macroeconomic environment, would result in a markdown of fair values.
The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of April 30, 2026.
High Yield Reinsurance Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 04/30/26	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE(1)
Participation Notes	Financial Services	$39,804,324	Insurance industry model	Estimated losses:	$0.0MM - $8.3MM	$2.6MM
				Estimated premium earned:	$0.1MM - $10.7MM	$7.7MM
Preference Shares	Financial Services	$530,955,461	Insurance industry model	Estimated losses:	$0.0MM - $49.6MM	$3.0MM
				Estimated premium earned:	$0.0MM - $49.3MM	$25.7MM

(1)	Weighted by relative fair value
The Level 3 securities listed above were fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee using indicative bids pursuant to procedures approved by the Board and have a value equal to $5,028,201 for Event-Linked Bonds.
Diversified Alternatives Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 04/30/26	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE(1)
Asset-Backed Securities	Financial Services	$427,574,562	Discounted Cash Flow	Constant Prepayment Rate:	0.00% - 34.99%	10.98%
				Constant Default Rate:	0.00% - 61.80%	10.77%
				Severity:	84.33% - 100.00%	88.61%
				Discount Rate:	5.91% - 53.74%	12.65%
Participation Notes	Financial Services	$32,783,604	Insurance industry model	Estimated losses:	$0.3MM - $4.8MM	$4.4MM
				Estimated premium earned:	$0.5MM - $13.4MM	$12.7MM
Preference Shares	Financial Services	$117,415,499	Insurance industry model	Estimated losses:	$6.2MM - $20.6MM	$9.4MM
				Estimated premium earned:	$26.1MM - $53.4MM	$53.2MM
Risk Share Contracts - Consumer Loans	Financial Services	$277,674	Discounted Cash Flow	Loss-Adjusted Discounted Rate:	14.50% - 14.50%	14.50%
				Projected Loss Rate:	8.27% - 8.27%	8.27%
Risk Share Contracts - Asset-Backed Securities	Financial Services	$1,930,618	Discounted Cash Flow	Loss-Adjusted Discounted Rate:	14.50% - 14.50%	14.50%
				Projected Loss Rate:	17.97% - 19.45%	18.28%
Whole Loans - Consumer Loans	Financial Services	$26,362,082	Discounted Cash Flow	Loss-Adjusted Discounted Rate:	7.64% - 11.05%	8.54%
				Projected Loss Rate:	17.90% - 20.69%	18.64%
Whole Loans - Small Business Loans	Financial Services	$12,246,888	Discounted Cash Flow	Loss-Adjusted Discounted Rate:	4.00% - 13.76%	10.99%
				Projected Loss Rate:	1.28% - 70.95%	13.54%
Whole Loans - Student Loans	Financial Services	$6,296	Discounted Cash Flow	Loss-Adjusted Discounted Rate:	9.51% - 9.51%	9.51%
				Projected Loss Rate:	46.87% - 46.87%	46.87%

(1)	Weighted by relative fair value
The Level 3 securities listed above were fair valued by the Adviser Valuation Committee using an insurance industry model or discounted cash flow model pursuant to procedures approved by the Board. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee using indicative bids pursuant to procedures approved by the Board and have a value equal to $634,915 for Event-Linked Bonds.
Stone Ridge Funds | Semi-Annual Report | April 30, 2026	191

Notes to Financial Statements	April 30, 2026
Derivative Transactions – The Funds may engage in derivatives for hedging and speculative purposes during the period ended April 30, 2026. The Diversified Alternatives Fund also engaged in derivatives to generate income from premiums.
Futures Contracts – The Funds may purchase and sell futures contracts. The Diversified Alternatives Fund held futures contracts during the period ended April 30, 2026. The High Yield Reinsurance Fund and Diversified Alternatives Fund may use futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Funds deposit and maintain as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract the Funds agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses and included in cash held at broker and foreign currencies held at broker on the Consolidated Statement of Assets and Liabilities of Diversified Alternatives Fund. Variation margin is settled daily. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The average notional amount of futures contracts during the period ended April 30, 2026, was as follows:

DIVERSIFIED ALTERNATIVES FUND
Total long futures contracts	$586,316,935
Total short futures contracts	636,687,086

Options – The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions for speculative purposes or for hedging and risk management purposes. The Diversified Alternatives Fund writes put and call options to earn premium income. The Diversified Alternatives Fund purchased and wrote call or put options during the period ended April 30, 2026. With exchange-traded options, there is minimal counterparty credit risk to the Funds since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during or at the expiration of the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during or at the expiration of the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.
A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during or at the expiration of the exercise period. When a written put option (call option) is exercised, the premium originally received decreases the cost basis of the security sold short (or increases the proceeds on the underlying security), and the Funds realize a gain or loss from the closing of the short sale (or from the sale of the security).
Options on indices are similar to options on securities, except that upon exercise, index options require cash payments and do not involve the actual purchase or sale of securities.
192	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Notes to Financial Statements	April 30, 2026
The average market values of purchased and written options for the period ended April 30, 2026, were as follows:

DIVERSIFIED ALTERNATIVES FUND
Purchased Options	$10,878,922
Written Options	49,155,581

Swaps – The Diversified Alternatives Fund enters into total return swaps. In a swap transaction, two parties generally agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security or other asset or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Diversified Alternatives Fund uses swaps for both speculative and hedging purposes.
The average market value of the total return swaps held during the period ended April 30, 2026, was $1,126,746 for long contracts and $(558,293) for short contracts.
Forward Currency Contracts – The Funds may enter into forward currency contracts for speculative purposes or for hedging and risk management purposes. The Diversified Alternatives Fund entered into forward currency contracts during the period ended April 30, 2026. When entering into a forward currency contract, in the case of a deliverable contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollar. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts. The average notional amount of forward currency contracts during the period ended April 30, 2026 was $659,421,877 for long contracts and $(619,258,991) for short contracts.
Risk Share Contracts – The Diversified Alternatives Fund has entered into risk share contracts with several alternative lending platforms. These contracts track performance of select whole loan vintages. At the end of the contract, if the current expected losses of the select whole loan vintage are greater than initial expected losses, the alternative lending platform must pay the Fund an amount equal to such excess (subject to a cap between 2.0% and 5.0% of purchased notional per vintage and with a weighted average of 4.7% (“Cap”)). Accordingly, the Fund recognizes an unrealized gain throughout the life of the contract (subject to a Cap) if the vintage’s current expected losses are greater than initial expected losses and recognizes a realized gain when at the contract’s maturity, the vintage’s actual losses are greater than initial expected losses. At the end of a subset of risk share contracts, if the current expected losses of select whole loan vintages are less than initial expected losses, the Fund must pay the alternative lending platform an amount equal to such deficit (subject to a Cap - between 3.3% and 5.0% of purchased notional per vintage and with a weighted average of 4.9%). Accordingly, the Fund recognizes an unrealized loss throughout the life of the contract (subject to a Cap) if the vintage’s current expected losses are less than initial expected losses and recognizes a realized loss when at the contract’s maturity, the vintage’s actual losses are less than the initial expected losses. The average notional amount of risk share contracts during the period ended April 30, 2026 was $110,006,900 for long contracts.
Stone Ridge Funds | Semi-Annual Report | April 30, 2026	193

Notes to Financial Statements	April 30, 2026
The tables below reflect the values of derivative assets and liabilities as reflected in the Statement of Assets and Liabilities.

	ASSET DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Diversified Alternatives Fund
Futures
Commodity contracts	Net assets – Unrealized appreciation*	$8,144,771
Foreign exchange contracts	Net assets – Unrealized appreciation*	2,319,371
Options
Equity contracts	Investments, at fair value	7,515,860
Risk Share Contracts
Risk Share Contracts	Unrealized appreciation on risk share contracts	2,208,292
Swap Contracts
Equity contracts	Unrealized appreciation on swap contracts	6,479,785

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Consolidated Schedule of Investments.

	LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Diversified Alternatives Fund
Futures
Commodity contracts	Net assets – Unrealized depreciation*	$4,341,810
Equity contracts	Net assets – Unrealized depreciation*	609,403
Foreign exchange contracts	Net assets – Unrealized depreciation*	410,570
Written options
Commodity contracts	Written options, at fair value	23,954,709
Equity contracts	Written options, at fair value	451,917
Foreign exchange contracts	Written options, at fair value	12,458,944

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Consolidated Schedule of Investments.
The tables below reflect the effect of derivative instruments on the Statement of Operations for the period ended April 30, 2026.

	AMOUNT OF REALIZED GAIN ON DERIVATIVES TRANSACTIONS
	FORWARD CURRENCY CONTRACTS	FUTURES CONTRACTS	PURCHASED OPTIONS*	WRITTEN OPTIONS	SWAP CONTRACTS	TOTAL
Diversified Alternatives Fund
Commodity contracts	$—	$(206,844,135)	$(619,584)	$198,499,753	$—	$(8,963,966)
Equity contracts	—	(33,114,025)	(1,031,829)	73,520,644	(12,064,512)	27,310,278
Foreign exchange contracts	67,160	(38,926,440)	(2,964,230)	43,651,322	—	1,827,812

*	Realized gains (losses) on purchased options are included in realized gain (loss) on investments in unaffiliated issuers on the Consolidated Statement of Operations.
194	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Notes to Financial Statements	April 30, 2026

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FORWARD CURRENCY CONTRACTS	FUTURES CONTRACTS	PURCHASED OPTIONS*	WRITTEN OPTIONS	RISK SHARE CONTRACTS	SWAP CONTRACTS	TOTAL
Diversified Alternatives Fund
Commodity contracts	$—	$18,914,790	$—	$(5,703,698)	$—	$—	$13,211,092
Equity contracts	—	2,167,886	(1,759,306)	2,019,212	—	7,363,604	9,791,396
Foreign exchange contracts	(2,651,931)	(1,405,492)	1,324,052	1,599,303	—	—	(1,134,068)
Risk share contracts	—	—	—	—	2,195,441	—	2,195,441

*
Change in unrealized appreciation (depreciation) on purchased options are included in change in unrealized appreciation (depreciation) on investments in unaffiliated issuers on the Consolidated Statement of Operations.

(b) Offsetting on the Statement of Assets and Liabilities. FASB ASC 210-20, Disclosures about Offsetting Assets and Liabilities, requires the Fund to disclose both gross and net information for assets and liabilities related to over-the-counter derivatives, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement to enable users of its financial statements to understand the effect of those arrangements on its financial position. The International Swap and Derivative Association Master Agreements (“ISDA Master Agreements”) specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.
The Diversified Alternatives Fund is subject to ISDA Master Agreements, which govern the terms of certain transactions with select counterparties. The ISDA Master Agreements allow the Diversified Alternatives Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The ISDA Master Agreements also specify collateral posting arrangements at prearranged exposure levels. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged.
The Funds may enter into reverse repurchase agreements under a Global Master Repurchase Agreement (“GMRA”) which governs the transaction between a Fund and its counterparty. The GMRA allows a Fund and its counterparty to set off the sums due from one party against the sums due from the other. Typically, a Fund and counterparty under a GMRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. As of April 30, 2026, only the High Yield Reinsurance Fund was party to reverse repurchase agreements.
High Yield Reinsurance Fund

LIABILITIES:	GROSS AMOUNT OF RECOGNIZED LIABILITIES	GROSS AMOUNT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
				FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEGED*	NET AMOUNT
Reverse Repurchase Agreements	$55,000,001	$—	$55,000,001	$(55,000,001)	$—	$—
	$55,000,001	$—	$55,000,001	$(55,000,001)	$—	$—

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	195

Notes to Financial Statements	April 30, 2026
Diversified Alternatives Fund

ASSETS:	GROSS AMOUNT OF RECOGNIZED ASSETS	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
				FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED*	NET AMOUNT
Risk Share Contracts	$2,208,292	$—	$2,208,292	$—	$—	$2,208,292
Swap Contracts	6,479,785	—	6,479,785	—	—	6,479,785
	$8,688,077	$—	$8,688,077	$—	$—	$8,688,077

*
The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities. If this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

(c) Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
(d) Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.
(e) Federal Income Taxes. The Funds qualify and intend to continue to qualify as “regulated investment companies” (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As RICs, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.
(f) Reverse Repurchase Agreements. The Funds intend to enter into reverse repurchase agreements with banks and brokers, with the Funds as the initial seller of securities to the banks or brokers. In this case, a reverse repurchase agreement involves a sale by a fund of portfolio securities concurrently with an agreement by a fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, an individual fund continues to receive principal and interest payments on the securities. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to a Fund. In such situations, a Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while a Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. For the period ended April 30, 2026, the average reverse repurchase agreement balance at the High Yield Reinsurance Fund was $43,675,796 and the weighted average interest rate was 5.02%. The Diversified Alternatives Fund did not enter into any reverse repurchase agreements during the period.
If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the fund’s right to repurchase the securities. Furthermore, in that situation a fund may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference between the value of the securities and the payment it received for them. This loss would be greater to the extent the buyer paid less than the value of the securities the fund sold to it (e.g., a buyer may only be willing to pay $95 for a security with a market value of $100). A fund’s use of reverse repurchase agreements also subjects the fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as OTC derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. The Diversified Alternatives Fund has elected to treat reverse repurchase agreements as derivatives pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”). As required by
196	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Notes to Financial Statements	April 30, 2026
Rule 18f-4, the Fund’s derivatives exposure (including its use of reverse repurchase agreements) will be limited through a value-at risk (“VaR”) test. Very generally, VaR is an estimate of an instrument’s or portfolio’s losses over a given time horizon at a specified confidence level. Under Rule 18f-4, the Diversified Alternatives Fund is required to limit the VaR of the Fund’s portfolio to less than 20% of the value of the Fund’s net assets. The High Yield Reinsurance Fund has elected to treat reverse repurchase agreements as borrowings pursuant to Rule 18f-4.
The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity is as follows:
High Yield Reinsurance Fund

REVERSE REPURCHASE AGREEMENTS	OVERNIGHT AND CONTINUOUS	UP TO 30 DAYS	30-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Event Linked Bonds	$—	$55,000,001	$—	$—	$55,000,001
Total	$—	$55,000,001	$—	$—	$55,000,001

(g) Event-Linked Bonds. Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) and/or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the Funds may lose all or a portion of their principal and forgo additional interest. In this regard, event-linked bonds typically have a special condition that states that if the sponsor suffers a loss from a particular pre-defined catastrophe or other event that results in physical and/or economic loss, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if the Funds hold a bond that covers a sponsor’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such sponsor, then the Funds will lose all or a portion of their principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the Funds will recover their principal plus interest. Interest typically accrues and is paid on a quarterly basis for the specified duration of the bond, as long as the trigger event(s) does not occur. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond, as long as the trigger event(s) does not occur. The Funds may invest in event-linked bonds directly or indirectly through certain derivative instruments. The Funds may pursue other types of event-linked derivative strategies using derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events may include hurricanes, earthquakes and weather-related phenomena, non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity.
(h) Quota Share Notes. Investments in Quota Share Notes provide exposure to a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Funds, as a holder of a Quota Share Note issued by the SPV, would be entitled to their pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.
(i) ILW Notes. ILW Notes provide exposure to a transaction through which one party (typically, an insurance company or reinsurance company, or a reinsurance-related asset manager) purchases protection based on the total loss arising from a catastrophic event to the entire insurance industry rather than the losses of any particular insurer. For example, the buyer of a “$100 million limit U.S. Wind ILW attaching at $20 billion” will pay an upfront premium to a protection writer (i.e., the reinsurer or an SPV) and in return will receive $100 million if total losses to the insurance industry from a single U.S. hurricane exceed $20 billion. The industry loss ($20 billion in this case) is often referred to as the “trigger” and is reported by an independent third party after an event has occurred. The amount of protection offered by the contract ($100 million in this case) is referred to as the “limit.” ILW Notes could also provide exposure to transactions linked to an index not linked to insurance industry losses, such as wind speed or earthquake magnitude and location. The Funds, as a holder of an ILW Note, would be entitled to a return linked to the premium paid by the sponsor and the occurrence or non-occurrence of the trigger event. During the period ended April 30, 2026 the Funds had no exposure to ILW Notes.
Stone Ridge Funds | Semi-Annual Report | April 30, 2026	197

Notes to Financial Statements	April 30, 2026
(j) Alternative Lending. The Diversified Alternatives Fund invests in alternative lending-related securities. Alternative lending, which is sometimes referred to as fintech, online lending or marketplace lending, is a method of financing in which an alternative lending platform facilitates the borrowing and lending of money while generally not relying on deposits for capital to fund loans. It is considered an alternative to more traditional debt financing done through a bank. There are several different models of alternative lending but, very generally, a platform typically matches consumers, small or medium-sized businesses or other types of borrowers with investors that are interested in gaining investment exposure to the loans made to such borrowers. Prospective borrowers are usually required to provide or give access to certain financial information to the platform, such as the intended purpose of the loan, income, employment information, credit score, debt-to-income ratio, credit history (including defaults and delinquencies) and home ownership status, and, in the case of small business loans, business financial statements and personal credit information regarding any guarantor, some of which information is made available to prospective lenders. Often, platforms charge fees to borrowers to cover these screening and administrative costs. Based on this and other relevant supplemental information, the platform usually assigns its own credit rating to the borrower and sets the interest rate for the requested borrowing. Platforms then post the borrowing requests online and investors may choose among the loans, based on the interest rates the loans are expected to yield less any servicing or origination fees charged by the platform or others involved in the lending arrangement, the background data provided on the borrowers, and the credit rating assigned by the platform. In some cases, a platform partners with a bank to originate a loan to a borrower, after which the bank sells the loan to the platform or directly to the investor; alternatively, some platforms may originate loans themselves. Some investors, including the Fund, may not review the particular characteristics of the loans in which they invest at the time of investment, but rather negotiate in advance with platforms the general criteria of the investments. Other alternative lending platforms are non-traditional intermediaries. Unlike marketplace lenders, non-traditional intermediaries do not themselves (either alone or working with a bank) originate loans. Instead, they intermediate sales of loans originated by more traditional lenders to buyers that utilize alternative sources of capital (i.e., capital other than bank deposits). Platforms may set minimum eligibility standards for borrowers to participate in alternative lending arrangements and may limit the maximum permitted borrowings. Depending on the purpose and nature of the loan, its term may, for example, be as short as six months or shorter, or as long as thirty years or longer. Set forth below is additional information about some of the Diversified Alternatives Fund’s alternative lending-related investments.
(k) Whole Loans. When the Diversified Alternatives Fund invests directly or indirectly in whole loans, it typically purchases all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform or its affiliate. The platform or a third-party servicer typically continues to service the loans, collecting payments and distributing them to investors, less any servicing fees assessed against the Fund, and the servicing entity typically will make all decisions regarding any modification, forbearance or other form of relief that may be provided to a borrower experiencing financial hardship and acceleration or enforcement of the loans following any default by a borrower. Where a platform or its affiliate acts as the loan servicer, there is typically a backup servicer in place in case that platform or affiliate ceases or fails to perform these servicing functions. The Diversified Alternatives Fund, as an investor in a whole loan, would be entitled to receive payment only from the borrower and/or any guarantor, and would not be able to recover any deficiency from the platform, except under very narrow circumstances, which may include fraud by the borrower in some cases. The whole loans in which the Diversified Alternatives Fund may invest may be secured or unsecured. Cash segregated for the purchase of whole loans, if any, is located in other assets on the Consolidated Statement of Assets and Liabilities.
(l) Loan Participations. The Diversified Alternatives Fund may invest in participation interests in whole loans, which are typically originated by an alternative lending platform in partnership with a bank or other financial institutions. When the Fund invests in participation interests, the Diversified Alternatives Fund typically purchases a fractional or full economic interest in the underlying whole loans and the originating bank retains the legal title to such loans. As with the Diversified Alternatives Fund’s investments in whole loans, the alternative lending platform or a third party servicer typically continues to service the loans, collecting payments and distributing them to investors in the loan participations, less any servicing fees assessed against the Diversified Alternatives Fund, and the servicing entity typically will make all decisions regarding any modification, forbearance or other form of relief that may be provided to a borrower experiencing financial hardship and acceleration or enforcement of the loans following any default by a borrower. The servicing entity may distribute payments of principal and interest from the borrower directly to the Fund as a holder of participation interests. Alternatively, the Diversified Alternatives Fund may receive payments of principal and interest as passed through by the bank or other financial institution originating the whole loans and issuing the participation interests. The participation interests in which the Diversified Alternatives Fund invests may be in whole loans that are secured or unsecured.
198	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Notes to Financial Statements	April 30, 2026
(m) Pass-Through Certificates. The Diversified Alternatives Fund may invest in pass-through certificates, which are a form of asset-backed security that is backed by a pool of whole loans originated or sourced by one or more alternative lending platforms and that represents the right of the holder to receive specified distributions in respect of such whole loans; specifically, holders are entitled to receive payments on account of principal and interest payments made by borrowers on the underlying loans, as well as proceeds from the sale or liquidation of any loan underlying the pass-through certificate, net of fees, expenses and other amounts payable to the issuer, trustee, originating platform(s) or other third parties as required. Unlike many other asset-backed securities, pass-through certificates are generally not issued with multiple tranches; instead, all holders of a particular certificate share a pro rata interest in the underlying pool of whole loans and distributions with respect thereto.
(n) Asset-Backed Securities. The Diversified Alternatives Fund may invest in, and may sell certain of its alternative lending-related investments to, securitization vehicles, formed by alternative lending platforms or third parties for the purpose of acquiring alternative lending-related investments and issuing securities, the payments on which are funded by payments received on such entities’ underlying investments. Such asset-backed securities, including mortgage-backed securities, may be issued in different tranches of debt and residual equity interests with different rights and preferences. The Diversified Alternatives Fund may hold any tranche of such asset-backed securities. The volume and frequency of the Diversified Alternatives Fund’s sales of pools of loans to securitization vehicles may increase as a more active and reliable secondary market develops over time.
(o) Shares, Certificates, Notes or Other Securities. The Diversified Alternatives Fund may invest in shares, certificates, notes or other securities representing the right to receive principal and interest payments due on fractions of whole loans or pools of whole loans. The platform or a separate special purpose entity organized by or on behalf of the platform may hold the whole loans underlying such investments on its books and issue to the Diversified Alternatives Fund, as an investor, a share, certificate, note or other security, the payments on which track and depend upon the borrower payments on the underlying loans. As with whole loans, the platforms or third-party servicers typically continue to service the underlying loans on which the performance of such securities is based. Such securities may be linked to any of the types of whole loans in which the Diversified Alternatives Fund may invest directly. Such securities may also track fractions of a whole loan. These securities may be sold through publicly registered offerings or through unregistered private offerings.
(p) Equity Securities. The Diversified Alternatives Fund may invest directly or indirectly in equity securities of both non-U.S. and U.S. small and mid-cap companies.
(q) Debt Securities. The Diversified Alternatives Fund may have exposure to the debt securities of U.S. or non-U.S. issuers. These debt securities may have fixed or floating interest rates; may or may not be collateralized; and may be below investment grade or unrated but judged by the Adviser to be of comparable quality (debt securities that are below investment grade are commonly called “junk bonds”). The Diversified Alternatives Fund has no limits as to the maturity of debt securities in which it invests directly or indirectly. Such investments may be within any maturity range (short, medium or long) depending on the Adviser’s evaluation of investment opportunities available within the debt securities market. Similarly, the Diversified Alternatives Fund has no limits as to the market capitalization range of the issuers.
(r) Distributions to Shareholders. The Funds intend to distribute to their shareholders substantially all investment company taxable income and net realized capital gains, if any, at least annually. The Funds may not declare or pay distributions to their shareholders if it does not meet asset coverage ratios under the 1940 Act. Distributions are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.
(s) Foreign Securities and Currency Transactions. The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
Stone Ridge Funds | Semi-Annual Report | April 30, 2026	199

Notes to Financial Statements	April 30, 2026
The Funds may invest in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the Funds will normally invest a significant amount of their assets in non-U.S. entities. Accordingly, the Funds may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the Funds invests may be sponsored by non-U.S. insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The Funds’ investments will consist primarily of event-linked bonds, Quota Share Notes and ILW Notes that provide the Funds with contractual rights under the terms of the bond issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the United States. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the Funds’ investments in foreign securities. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Funds’ assets.
If the Funds invest in foreign issuers by purchasing American Depositary Receipts (“ADRs”) (U.S. dollar-denominated depositary receipts issued generally by banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or over-the counter in the United States), the Funds are exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.
(t) Allocation of Income, Expenses, Gains/Losses. Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each fund are allocated daily to each share class based upon the ratio of net assets represented by each class as a percentage of the net assets of each fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated based on average net assets, with the exception of the High Yield Reinsurance Fund’s 12b-1 fees, which are expensed at 0.15% of average daily net assets of the Class M shares.
(u) Other. Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method. Realized gains and losses on securities sold are calculated on a first-in, first-out basis.
(v) Transfer of Financial Assets. The Diversified Alternatives Fund may enter into certain transactions involving the transfer of financial assets that are accounted for as sales. For the period ended April 30, 2026, the Diversified Alternatives Fund sold certain of its whole loan investments to an alternative lending platform for use in the creation of a securitized vehicle. The whole loans were derecognized by the Diversified Alternatives Fund when sold and had an aggregate fair market value of $8,127,051 when sold. As consideration for these sales, the Diversified Alternatives Fund received net cash of $8,127,051. The Diversified Alternatives Fund purchased interests in the equity tranche of the newly formed securitized vehicle having an aggregate fair market value of $1,821,238 at the time of acquisition. The Diversified Alternatives Fund realized gains of $50,085 related to these sales which are included in net realized gain (loss) on investments on the Consolidated Statement of Operations.
(w) Restricted Securities. The Funds may invest a substantial portion of their assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.
200	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Notes to Financial Statements	April 30, 2026
(x) REIT Distributions. The character of distributions received from real estate investment trusts (“REITs”) held by the Funds is generally made up of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(y) Rule 18f-4. The SEC adopted regulations under the 1940 Act governing the use of derivatives and certain related instruments by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a Fund can enter into, eliminates the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The High Yield Reinsurance Fund qualifies as a “limited derivatives user” as defined under Rule 18f-4 and as such, has adopted policies and procedures reasonably designed to manage such fund’s derivatives risk to ensure the Fund’s derivatives exposure remains limited. As required by Rule 18f-4, the Diversified Alternatives Fund has adopted and implemented a derivatives risk management program to govern its use of derivatives and appointed a derivatives risk manager. The derivatives risk manager is appointed by the Board and conducts periodic reviews of the derivatives risk management program and reports findings back to the Board. Rule 18f-4 restricts each Fund’s ability to engage in certain derivatives transactions and may increase the costs related to the Fund’s use of such derivatives transactions, which could adversely affect the value or performance of a Fund. In addition, the Diversified Alternatives Fund has elected to treat reverse repurchase agreements and similar financing transactions as derivatives for purposes of Rule 18f-4.
(z) Segments. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Chief Executive Officer of the Adviser is the CODM of each Fund. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocations are pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s Consolidated Schedule of Investments, total returns, and changes in net assets from operations, subscriptions and redemptions, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s consolidated financial statements. Segment assets of each Fund are reflected on the accompanying Consolidated Statements of Assets and Liabilities as “total assets”.
(aa) Market Volatility. The value of the securities in the Funds may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Funds and their investments, including hampering the ability of the Adviser to invest the Funds’ assets as intended.
3. Federal Tax Matters
Provisions for federal income taxes or excise taxes have not been made because the Funds intend to be taxed as RICs and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.
Stone Ridge Funds | Semi-Annual Report | April 30, 2026	201

Notes to Financial Statements	April 30, 2026
For the year October 31, 2025, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	TOTAL DISTRIBUTABLE EARNINGS/(LOSS)	PAID IN CAPITAL
High Yield Reinsurance Fund	$—	$—
Diversified Alternatives Fund	38,796,585	(38,796,585)

These differences primarily relate to investments in controlled foreign corporations, equalization credits utilized, and non-deductible excise taxes paid.

	High Yield Reinsurance Risk Premium Fund	Diversified Alternatives Fund
Tax cost of investments	$4,026,927,507	$2,045,402,327
Unrealized appreciation	308,646,253	111,121,904
Unrealized depreciation	(370,549,558)	(219,530,167)
Net unrealized appreciation (depreciation)	(61,903,305)	(108,408,263)
Undistributed ordinary income	145,159,923	134,043,805
Undistributed long-term gain (capital loss carryover)	(144,594,239)	(123,108,789)
Distributable earnings	565,684	10,935,016
Other temporary differences	29,793,230	11,129,199
Total accumulated gain (loss)	$(31,544,391)	$(86,344,048)

The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to mark-to market adjustments on passive foreign investment companies and derivatives, basis adjustments on investments in controlled foreign corporations and subsidiaries, differences in amortization of interest income between book and tax and partial worthlessness differences on distressed loans.
The tax character of distributions paid during the year ended October 31, 2025 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
High Yield Reinsurance Fund	$501,107,537	$ —	$ —	$501,107,537
Diversified Alternatives Fund	112,319,585	—	—	112,319,585

The tax character of distributions paid during the year ended October 31, 2024 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
High Yield Reinsurance Fund	$367,700,010	$ —	$ —	$367,700,010
Diversified Alternatives Fund	133,113,850	—	—	133,113,850

As of October 31, 2025 certain Funds have tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
High Yield Reinsurance Fund	$(18,229,598)	$(126,364,641)	$(144,594,239)
Diversified Alternatives Fund	(79,958,436)	(43,150,353)	(123,108,789)

202	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Notes to Financial Statements	April 30, 2026
There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended October 31, 2025, or for any other tax years which are open for exam. As of October 31, 2025, open tax years include the years ended October 31, 2022, 2023 and 2024. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.
4. Agreements
(a) Investment Management Agreement. The Adviser is the Funds’ investment adviser and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds.
As compensation for its services, the Adviser is paid by the High Yield Reinsurance Fund a fee, computed daily and paid monthly in arrears, at the annual rate of 1.50% of the Fund’s average daily net assets. As compensation for its services, the Adviser is paid by the Diversified Alternatives Fund a fee, computed daily and paid monthly in arrears, at the annual rate of (i) 0.00% of the Fund’s average daily net assets invested in any other fund advised by the Adviser and (ii) 1.50% of the Fund’s average daily net assets invested in other investments.
Through February 28, 2027 for the High Yield Reinsurance Fund, the Adviser has agreed to waive its advisory fee and/or pay or otherwise bear operating and other expenses of the Fund or classes thereof (excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business collectively, the (“Excluded Expenses”) solely to the extent necessary to limit the Fund’s total annual fund operating expenses, other than the Excluded Expenses, to 1.70% for Class I shares and 1.85% for Class M shares of the High Yield Reinsurance Fund. Through February 28, 2027 for the Diversified Alternatives Fund, the Adviser has agreed to waive its advisory fee and/or pay or otherwise bear operating and other expenses of the Fund or classes thereof (excluding the Fund’s investment management fee, financial intermediary fees and expenses (including shareholder servicing fees and expenses, sub-transfer agency servicing fees and expenses and fees and expenses for custodial services rendered to shareholders), brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest payments on borrowed funds, loan servicing fees, loan collection and administration fees and expenses; interest and commitment fees; short dividend expense; acquired fund fees and expenses; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Diversified Alternatives Expenses”)) solely to the extent necessary to limit the Diversified Alternatives Fund’s total annual fund operating expenses, other than Excluded Diversified Alternatives Expenses, to 0.40% for the Class I and Class J shares of the Diversified Alternatives Fund (prior to January 22, 2021, 0.55% for the Class J shares, previously Class M shares, of the Diversified Alternatives Fund). With respect to each Fund, the Adviser is permitted to recoup in later periods expenses attributable to a Class that the Adviser has paid or otherwise borne (whether through reduction of its advisory fee or otherwise) to the extent that the expenses for the Class of shares fall below the annual limitation rate in effect at the time of the actual waiver/reimbursement and to the extent that they do not cause the Class to exceed the annual rate in effect at the time of the recoupment. However, the Adviser shall not be, and under the expense limitation agreements that were in place during the period covered by this report the Adviser was not, permitted to recoup any such fees or expenses beyond three years from the month end in which the Adviser reduced a fee or reimbursed an expense. The Adviser has waived and recouped amounts as disclosed in each Fund’s Statement of Operations. As of April 30, 2026, the remaining amount of waived fees subject to be recouped in future years are as follows:

FUND	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2026)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2027)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2028)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2029)
High Yield Reinsurance Fund	$—	$—	$—	$—
Diversified Alternatives Fund	—	—	—	—

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	203

Notes to Financial Statements	April 30, 2026
(b) Custodian, Administrator and Transfer Agent. The custodians to the Trust are U.S. Bank, N.A and Inspira Financial Trust, LLC. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Transfer Agent”), an affiliate of U.S. Bank, N.A.
(c) Distributor. Foreside Global Services, LLC (the “Distributor”) serves as the Funds’ distributor.
5. Distribution and Service Arrangements
Financial intermediaries may provide varying investment products, programs, platforms and accounts for the benefit of shareholders. Such intermediaries generally charge fees in connection with a variety of services, which may include (i) personal and account maintenance services, sub-transfer agency services and custodial services rendered to shareholders who are customers of the intermediary, including electronic transmission and processing of orders, electronic fund transfers between shareholders and the relevant Fund, reinvestment of distributions, settlement and reconciliation of transactions, liaising with the Transfer Agent, facilitation of electronic delivery to shareholders of Fund documentation, monitoring shareholder accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and other similar services (fees for such services, “servicing fees”) and/or (ii) activities or expenses primarily intended to result in the sale of shares (fees for such services, if any, “distribution fees” and, together with servicing fees, “intermediary fees”). Such fees may be based on the number of accounts or may be a percentage of the average value of accounts for which the intermediary provides services, and are intended to compensate intermediaries for their provision of services of the type that would be provided by the Transfer Agent or other service providers if the shares were registered on the books of the relevant Fund. The Funds do not believe that any portion of fees currently paid to financial intermediaries are distribution fees.
For the High Yield Reinsurance Fund, intermediary fees may be paid pursuant to a Distribution Plan (“12b-1 Plan”) adopted by the Fund with respect to its Class M shares, at the maximum annual rate of 0.15% of the Fund’s average daily net assets attributable to Class M. These fees are paid out of the Fund’s Class M shares’ assets on an ongoing basis and may be administered or facilitated by the Distributor. Because Rule 12b-1 fees are paid out of the Fund’s Class M shares’ assets on an ongoing basis, over time these fees will increase the cost of a shareholder’s investment and may cost a shareholder more than other types of sales charges. If amounts remain from the Rule 12b-1 fees after the intermediaries have been paid, such amounts are reimbursed to the Fund. The Distributor does not retain any portion of the Rule 12b-1 fees. To the extent that there are expenses associated with shareholder services that exceed the amounts payable pursuant to the 12b-1 Plan, the Class M shares of the Fund will bear such expenses. For Class I shares of the Fund, the Adviser pays all intermediary fees.
For the Diversified Alternatives Fund, intermediary fees may be paid out of the Fund’s Class J shares’ assets on an ongoing basis. Because these intermediary fees are paid out of the Fund’s Class J shares’ assets on an ongoing basis, over time these fees will increase the cost of a shareholder’s investment and may cost a shareholder more than other types of charges. For Class J shares, the Adviser pays a portion of the intermediary fees, and the Class J shares bear the remainder. For Class I shares, the Adviser pays all intermediary fees. For the period ended April 30, 2026 intermediary fees of $79,433 were paid by Class J shares.
6. Related Parties
Certain officers of the Trust are also employees of the Adviser. The officers, with the exception of the Chief Compliance Officer, are not compensated by the Trust. The Trust pays a portion of the Chief Compliance Officer’s salary.
7. Investment Transactions
For the period ended April 30, 2026 aggregate purchases and sales of securities (excluding short-term securities) by the Funds were as follows:

	HIGH YIELD REINSURANCE FUND	DIVERSIFIED ALTERNATIVES FUND
Purchases	$1,143,828,342	$395,333,702
Sales	444,215,971	227,825,284

204	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Notes to Financial Statements	April 30, 2026
8. Capital Share Transactions

HIGH YIELD REINSURANCE FUND - CLASS I	PERIOD ENDED APRIL 30, 2026	YEAR ENDED OCTOBER 31, 2025
Shares sold	95,573,458	152,163,933
Shares issued to holders in reinvestment of dividends	6,732,668	12,012,433
Shares redeemed	(39,881,407)	(89,030,053)
Net increase in shares	62,424,719	75,146,313
Shares outstanding:
Beginning of year	422,476,793	347,330,480
End of period	484,901,512	422,476,793

HIGH YIELD REINSURANCE FUND - CLASS M
Shares sold	2,993,289	1,624,061
Shares issued to holders in reinvestment of dividends	278,520	425,072
Shares redeemed	(1,165,149)	(3,649,275)
Net decrease in shares	2,106,660	(1,600,142)
Shares outstanding:
Beginning of year	8,031,176	9,631,318
End of period	10,137,836	8,031,176

DIVERSIFIED ALTERNATIVES FUND - CLASS I
Shares sold	60,472,460	92,298,135
Shares issued to holders in reinvestment of dividends	4,410,086	4,596,144
Shares redeemed	(33,371,663)	(40,915,077)
Net increase in shares	31,510,883	55,979,202
Shares outstanding:
Beginning of year	175,984,154	120,004,952
End of period	207,495,037	175,984,154

DIVERSIFIED ALTERNATIVES FUND - CLASS J
Shares sold	930,877	1,826,881
Shares issued to holders in reinvestment of dividends	298,545	269,827
Shares redeemed	(1,685,304)	(2,295,061)
Net increase/(decrease) in shares	(455,882)	(198,353)
Shares outstanding:
Beginning of year	5,902,773	6,101,126
End of period	5,446,891	5,902,773

Stone Ridge Funds | Semi-Annual Report | April 30, 2026	205

Notes to Financial Statements	April 30, 2026
9. Transactions with Affiliate
The following is a summary of transactions during the period ended April 30, 2026 in which the issuers were affiliates of the fund as defined in Section (2)(a)(3) of the 1940 Act:

Diversified Alternatives Fund(1)
	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM - CLASS I	STONE RIDGE ART RISK PREMIUM FUND - COMMON SHARES	TOTAL
November 1, 2025 Balance
Shares	8,560,564	2,120,244	10,680,808
Cost	$76,513,278	$22,701,000	$99,214,278
Additions
Shares	92,557	—	92,557
Cost	$824,681	$—	$824,681
Reductions
Shares	3,743,316	—	3,743,316
Cost	$33,352,665	$—	$33,352,665
April 30, 2026 Balance
Shares	4,909,805	2,120,244	7,030,049
Cost	$43,985,294	$22,701,000	$66,686,294
Value	$44,040,954	$22,516,994	$66,557,948
Dividend Income	$3,113,644	$—	$3,113,644
Realized Gain/(Loss)	$1,647,335	$—	$1,647,335
Change in Unrealized Appreciation (Depreciation)	$(2,273,857)	$169,620	$(2,104,237)

(1)
The Diversified Alternatives Fund is not paying advisory fees on its holdings of the High Yield Reinsurance Fund or Stone Ridge Art Risk Premium Fund as the Adviser is paid an advisory fee from the High Yield Reinsurance Fund and Stone Ridge Art Risk Premium Fund.

10. Financing Facility
The Funds may obtain leverage through borrowings in seeking to achieve their investment objectives. The Funds share a $150,000,000 umbrella line of credit in the form of an unsecured loan agreement with U.S. Bank National Association, which is effective November 28, 2017 through October 17, 2026. With respect to the High Yield Reinsurance Fund and the Diversified Alternatives Fund, the maximum withdrawal capacity for each Fund is 33.33% of the net market value of the assets of such Fund (not to exceed $150,000,000 outstanding across all Funds).
During the period ended April 30, 2026, the High Yield Reinsurance Fund’s maximum borrowing was $66,317,000 and average borrowing was $366,392. This borrowing resulted in interest expenses of $10,592 at a weighted average interest rate of 5.83%. These amounts are included in other expenses on the High Yield Reinsurance Fund’s Statement of Operations. As of April 30, 2026, the Fund did not have an outstanding loan balance.
11. Subsequent Events Evaluation
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.
206	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Additional Information (Unaudited)
1. Shareholder Notification of Federal Tax Status
For the fiscal year ended October 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
Diversified Alternatives Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year October 31, 2025 was as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
Diversified Alternatives Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
Diversified Alternatives Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(C) for each Fund were as follows:

PERCENTAGES
High Yield Reinsurance Fund	3.52%
Diversified Alternatives Fund	26.77%

Shareholders should not use the above information to prepare their tax returns. Since the Funds’ fiscal year is not the calendar year, another notification is available with respect to calendar year 2025. Such notification, which reflects the amount to be used by calendar year taxpayers on their Federal income tax returns, was made in conjunction with shareholder year-end tax reporting in February 2026. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.
2. Availability of Quarterly Portfolio Holdings Schedules
The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ filings on Part F of Form N-PORT are available without charge on the SEC’s website, www.sec.gov, or upon request by calling 1.855.609.3680.
3. Proxy Voting Policies and Procedures and Proxy Voting Record
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.
Stone Ridge Funds | Semi-Annual Report | April 30, 2026	207

Additional Information (Unaudited)
4. Liquidity Risk Management Program
The Funds have adopted a liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the 1940 Act for the purpose of assessing and managing the Funds’ liquidity risk, which is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Board has designated the Adviser to administer the Program, and the Adviser has established a Liquidity Risk Management Committee to be responsible for the Program’s operation. Under the Program, the Liquidity Risk Management Committee manages the Funds’ liquidity risk by monitoring the liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools available to the Funds for meeting shareholder redemptions, among other means. From November 1, 2025, through April 30, 2026, the Program supported the Funds’ ability to honor redemption requests timely and the Adviser’s management of the Funds’ liquidity risk. There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.
5. Form N-CSR Items 8-11
Set forth below is the information required to be provided in Items 8-11 of Form N-CSR.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
This information is included as part of the financial statements filed under Item 7 above for Stone Ridge High Yield Reinsurance Risk Premium Fund and Stone Ridge Diversified Alternatives Fund. For more information see the expense items “Trustee fees and expenses” and “Chief Compliance Officer compensation” within each Fund’s Statement of Operations and Note 6 within the Notes to the Financial Statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
208	Stone Ridge Funds | Semi-Annual Report | April 30, 2026

Investment Adviser
Stone Ridge Asset Management LLC
One Vanderbilt Avenue, 65th Floor
New York, NY 10017
Independent Registered Public Accounting Firm
Ernst & Young LLP
700 Nicollet Mall, Suite 500
Minneapolis, MN 55402
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
Custodians
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Inspira Financial Trust, LLC
2001 Spring Road #700
Oak Brook, IL 60523
Distributor
Foreside Global Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator, Transfer Agent and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC,
doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
This report has been prepared for shareholders and must be preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ investment objectives, risks, experience of its management and other information.

Stone Ridge Funds P.O. Box 701 Milwaukee, WI 53201-0701
855-609-3680 www.stoneridgefunds.com	SQANNU

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of the financial statements filed under Item 7 above for Stone Ridge High Yield Reinsurance Risk Premium Fund and Stone Ridge Diversified Alternatives Fund. For more information see the expense items “Trustee fees and expenses” and “Chief Compliance Officer compensation” within each Fund’s Statement of Operations and Note 6 within the Notes to the Financial Statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s President and Treasurer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	7/9/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	7/9/26

By (Signature and Title)	/s/ Maura Keselowsky
Maura Keselowsky, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date	7/9/26